NVIT American Funds Asset Allocation Fund - March 31, 2024 (Unaudited) - Statement of Investments - 1
Investment Company 100 .1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 257,495,170 6,579,001,586
Total Investment Company
(cost $4,763,056,695) 6,579,001,586
Total Investments
(cost $4,763,056,695) — 100.1% 6,579,001,586
Liabilities in excess of other assets — (0.1)% (3,725,231)
NET ASSETS — 100.0%
$ 6,575,276,355
(a) Investment in master fund.

2 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT American Funds Asset Allocation Fund
NVIT American Funds Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2024, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 3
Investment Company 100 .1%
Shares Value ($)
Fixed Income Fund 100 .1%
American Funds The Bond
Fund of America, Class
1(a) 349,623,810 3,310,937,485
Total Investment Company
(cost $3,708,465,312)
3,310,937,485
Total Investments
(cost $3,708,465,312) — 100.1%
3,310,937,485
Liabilities in excess of other
assets — (0.1)% (1,889,928)
NET ASSETS — 100.0%
$ 3,309,047,557
(a) Investment in master fund.

4 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT American Funds Bond Fund
NVIT American Funds Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds The Bond Fund of America (the “Master Fund”), a series of the American Funds
Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2024, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Global Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 5
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 15,326,160 577,183,180
Total Investment Company
(cost $414,997,674) 577,183,180
Total Investments
(cost $414,997,674) — 100.1% 577,183,180
Liabilities in excess of other assets — (0.1)% (365,557)
NET ASSETS — 100.0%
$ 576,817,623
(a) Investment in master fund.

6 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT American Funds Global Growth Fund
NVIT American Funds Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2024, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 7
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 15,784,436 1,767,383,309
Total Investment Company
(cost $1,238,690,577) 1,767,383,309
Total Investments
(cost $1,238,690,577) — 100.1% 1,767,383,309
Liabilities in excess of other assets — (0.1)% (992,345)
NET ASSETS — 100.0%
$ 1,766,390,964
(a) Investment in master fund.

8 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT American Funds Growth Fund
NVIT American Funds Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class
1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance
Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master
Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2024, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth-Income Fund - March 31, 2024 (Unaudited) - Statement of Investments - 9
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 63,744,683 4,181,651,229
Total Investment Company
(cost $2,763,202,224) 4,181,651,229
Total Investments
(cost $2,763,202,224) — 100.1% 4,181,651,229
Liabilities in excess of other assets — (0.1)% (2,334,731)
NET ASSETS — 100.0%
$ 4,179,316,498
(a) Investment in master fund.

10 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT American Funds Growth-Income Fund
NVIT American Funds Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of March 31, 2024, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Aggressive Fund - March 31, 2024 (Unaudited) - Statement of Investments - 1
Investment Companies 96 .7%
Shares Value ($)
Equity Funds 86.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,528,955 41,112,325
Nationwide Multi-Cap Portfolio,
Class R6*(a) 10,600,369 159,217,548
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,093,950 26,143,876
NVIT International Index Fund,
Class Y(a) 7,150,874 80,089,794
NVIT Mid Cap Index Fund, Class
Y(a) 1,488,510 30,916,343
NVIT Small Cap Index Fund,
Class Y(a) 163,010 1,382,329
Total Equity Funds
(cost $289,854,708) 338,862,215
Fixed Income Funds 10.4%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 1,609,452 14,356,308
NVIT Bond Index Fund, Class
Y(a) 2,875,990 26,257,788
Total Fixed Income Funds
(cost $43,511,354) 40,614,096
Total Investment Companies
(cost $333,366,062) 379,476,311
Exchange Traded Funds 2 .7%
Equity Funds 1.5%
iShares Core MSCI Emerging
Markets ETF 35,446 1,829,014
iShares Core S&P Small-Cap
ETF(b) 35,399 3,912,297
Total Equity Funds
(cost $5,602,523) 5,741,311
Fixed Income Funds 1.2%
iShares 7-10 Year Treasury
Bond ETF 44,055 4,170,246
iShares U.S. Treasury Bond ETF 30,389 691,958
Total Fixed Income Funds
(cost $5,632,478) 4,862,204
Total Exchange Traded Funds
(cost $11,235,001) 10,603,515
Short-Term Investment 0 .7%
Shares Value ($)
Money Market Fund 0 .7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 2,810,941 2,810,941
Total Short-Term Investment
(cost $2,810,941)
2,810,941
Total Investments
(cost $347,412,004) — 100.1% 392,890,767
Liabilities in excess of other assets — (0.1)% (217,828)
NET ASSETS — 100.0% $ 392,672,939
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $890,128, which was collateralized by
$903,720 in the form of U.S Government Treasury Securities,
interest rates ranging from 0.00% – 5.34%, and maturity
dates ranging from 4/11/2024 – 5/15/2053.
(c) Represents 7-day effective yield as of March 31, 2024.
ETF Exchange Traded Fund

2 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Aggressive Fund - March 31, 2024 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,603,515 $ – $ – $ 10,603,515
Investment Companies 379,476,311 – – 379,476,311
Short-Term Investment 2,810,941 – – 2,810,941
Total $ 392,890,767 $ – $ – $ 392,890,767
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Balanced Fund
Investment Companies 86 .3%
Shares Value ($)
Equity Funds 46.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 6,998,273 81,529,877
Nationwide Multi-Cap Portfolio,
Class R6*(a) 19,537,968 293,460,279
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,030,361 42,506,552
NVIT International Index Fund,
Class Y(a) 10,167,312 113,873,895
NVIT Mid Cap Index Fund, Class
Y(a) 1,129,125 23,451,930
Total Equity Funds
(cost $469,226,221) 554,822,533
Fixed Income Funds 40.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 10,997,352 98,096,378
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 558,183 5,012,483
NVIT Bond Index Fund, Class
Y(a) 36,304,225 331,457,573
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,897,485 47,750,483
Total Fixed Income Funds
(cost $541,953,609) 482,316,917
Total Investment Companies
(cost $1,011,179,830) 1,037,139,450
Exchange Traded Funds 7 .5%
Equity Funds 1.7%
iShares Core MSCI Emerging
Markets ETF 118,278 6,103,145
iShares Core S&P Small-Cap
ETF(b) 124,013 13,705,916
Total Equity Funds
(cost $18,743,331) 19,809,061
Fixed Income Funds 5.8%
iShares 20+ Year Treasury Bond
ETF 48,244 4,564,847
iShares 7-10 Year Treasury
Bond ETF 470,520 44,539,423
iShares U.S. Treasury Bond ETF 926,746 21,102,007
Total Fixed Income Funds
(cost $82,784,860) 70,206,277
Total Exchange Traded Funds
(cost $101,528,191) 90,015,338
Short-Term Investment 6 .2%
Shares Value ($)
Money Market Fund 6 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 74,823,077 74,823,077
Total Short-Term Investment
(cost $74,823,077)
74,823,077
Total Investments
(cost $1,187,531,098) — 100.0% 1,201,977,865
Liabilities in excess of other assets — 0.0%
†
(311,816)
NET ASSETS — 100.0% $ 1,201,666,049
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $331,560, which was collateralized by
$336,643 in the form of U.S Government Treasury Securities,
interest rates ranging from 0.00% – 4.88%, and maturity
dates ranging from 4/18/2024 – 8/15/2053.
(c) Represents 7-day effective yield as of March 31, 2024.
ETF Exchange Traded Fund

NVIT Investor Destinations Balanced Fund - March 31, 2024 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Balanced Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 90,015,338 $ – $ – $ 90,015,338
Investment Companies 1,037,139,450 – – 1,037,139,450
Short-Term Investment 74,823,077 – – 74,823,077
Total $ 1,201,977,865 $ – $ – $ 1,201,977,865
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Capital Appreciation Fund - March 31, 2024 (Unaudited) - Statement of Investments - 7
Investment Companies 91 .4%
Shares Value ($)
Equity Funds 66.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 9,404,567 109,563,208
Nationwide Multi-Cap Portfolio,
Class R6*(a) 26,771,547 402,108,635
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,102,922 51,569,689
NVIT International Index Fund,
Class Y(a) 13,976,540 156,537,247
NVIT Mid Cap Index Fund, Class
Y(a) 1,620,963 33,667,392
Total Equity Funds
(cost $633,261,344) 753,446,171
Fixed Income Funds 25.2%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,266,924 55,900,962
NVIT Bond Index Fund, Class
Y(a) 22,989,027 209,889,817
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,233,492 21,776,551
Total Fixed Income Funds
(cost $320,942,878) 287,567,330
Total Investment Companies
(cost $954,204,222) 1,041,013,501
Exchange Traded Funds 6 .2%
Equity Funds 2.2%
iShares Core MSCI Emerging
Markets ETF 164,101 8,467,612
iShares Core S&P Small-Cap
ETF(b) 153,868 17,005,491
Total Equity Funds
(cost $23,987,375) 25,473,103
Fixed Income Funds 4.0%
iShares 20+ Year Treasury Bond
ETF 208,041 19,684,839
iShares 7-10 Year Treasury
Bond ETF 200,733 19,001,386
iShares U.S. Treasury Bond ETF 293,595 6,685,158
Total Fixed Income Funds
(cost $61,324,384) 45,371,383
Total Exchange Traded Funds
(cost $85,311,759) 70,844,486
Short-Term Investment 2 .4%
Shares Value ($)
Money Market Fund 2 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 27,610,435 27,610,435
Total Short-Term Investment
(cost $27,610,435)
27,610,435
Total Investments
(cost $1,067,126,416) — 100.0% 1,139,468,422
Liabilities in excess of other assets — 0.0%
†
(484,066)
NET ASSETS — 100.0% $ 1,138,984,356
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $8,920,180, which was collateralized
by $9,056,384 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 5.34%, and
maturity dates ranging from 4/11/2024 – 5/15/2053.
(c) Represents 7-day effective yield as of March 31, 2024.
ETF Exchange Traded Fund

8 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Capital Appreciation Fund - March 31, 2024 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 70,844,486 $ – $ – $ 70,844,486
Investment Companies 1,041,013,501 – – 1,041,013,501
Short-Term Investment 27,610,435 – – 27,610,435
Total $ 1,139,468,422 $ – $ – $ 1,139,468,422
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 79 .7%
Shares Value ($)
Equity Funds 16.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,037,373 12,085,400
Nationwide Multi-Cap Portfolio,
Class R6*(a) 3,005,083 45,136,353
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 815,674 6,892,443
NVIT International Index Fund,
Class Y(a) 1,395,835 15,633,352
NVIT Mid Cap Index Fund, Class
Y(a) 24,329 505,310
NVIT Small Cap Index Fund,
Class Y(a) 63,285 536,653
Total Equity Funds
(cost $60,782,209) 80,789,511
Fixed Income Funds 63.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,142,279 54,789,128
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,809,734 25,231,409
NVIT Bond Index Fund, Class
Y(a) 19,934,437 182,001,410
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,635,850 45,199,534
Total Fixed Income Funds
(cost $338,258,775) 307,221,481
Total Investment Companies
(cost $399,040,984) 388,010,992
Exchange Traded Funds 11 .9%
Equity Funds 0.4%
iShares Core MSCI Emerging
Markets ETF 14,682 757,591
iShares Core S&P Small-Cap
ETF(b) 11,658 1,288,442
Total Equity Funds
(cost $2,073,066) 2,046,033
Fixed Income Funds 11.5%
iShares 20+ Year Treasury Bond
ETF 110,880 10,491,466
iShares 7-10 Year Treasury
Bond ETF 309,131 29,262,341
iShares U.S. Treasury Bond ETF 699,803 15,934,514
Total Fixed Income Funds
(cost $68,245,168) 55,688,321
Total Exchange Traded Funds
(cost $70,318,234) 57,734,354
Short-Term Investment 8 .5%
Shares Value ($)
Money Market Fund 8 .5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 41,369,153 41,369,153
Total Short-Term Investment
(cost $41,369,153)
41,369,153
Total Investments
(cost $510,728,371) — 100.1% 487,114,499
Liabilities in excess of other assets — (0.1)% (328,917)
NET ASSETS — 100.0% $ 486,785,582
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $1,288,332, which was collateralized
by $1,308,003 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 5.34%, and
maturity dates ranging from 4/11/2024 – 5/15/2053.
(c) Represents 7-day effective yield as of March 31, 2024.
ETF Exchange Traded Fund

NVIT Investor Destinations Conservative Fund - March 31, 2024 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 57,734,354 $ – $ – $ 57,734,354
Investment Companies 388,010,992 – – 388,010,992
Short-Term Investment 41,369,153 – – 41,369,153
Total $ 487,114,499 $ – $ – $ 487,114,499
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderate Fund - March 31, 2024 (Unaudited) - Statement of Investments - 13
Investment Companies 88 .8%
Shares Value ($)
Equity Funds 57.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 13,448,363 156,673,431
Nationwide Multi-Cap Portfolio,
Class R6*(a) 37,920,269 569,562,444
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 10,048,668 84,911,241
NVIT International Index Fund,
Class Y(a) 19,700,402 220,644,501
NVIT Mid Cap Index Fund, Class
Y(a) 1,898,794 39,437,944
Total Equity Funds
(cost $905,147,733) 1,071,229,561
Fixed Income Funds 31.8%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 14,700,944 131,132,424
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 848,303 7,617,762
NVIT Bond Index Fund, Class
Y(a) 46,288,543 422,614,397
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,738,589 36,451,238
Total Fixed Income Funds
(cost $670,909,964) 597,815,821
Total Investment Companies
(cost $1,576,057,697) 1,669,045,382
Exchange Traded Funds 6 .3%
Equity Fund 1.1%
iShares Core S&P Small-Cap
ETF(b) 179,912 19,883,874
Total Equity Funds
(cost  $19,970,863) 19,883,874
Fixed Income Funds 5.2%
iShares 20+ Year Treasury Bond
ETF 223,504 21,147,949
iShares 7-10 Year Treasury
Bond ETF 586,974 55,562,959
iShares U.S. Treasury Bond ETF 940,351 21,411,792
Total Fixed Income Funds
(cost $122,165,174) 98,122,700
Total Exchange Traded Funds
(cost $142,136,037) 118,006,574
Short-Term Investment 4 .9%
Shares Value ($)
Money Market Fund 4 .9%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 92,897,411 92,897,411
Total Short-Term Investment
(cost $92,897,411)
92,897,411
Total Investments
(cost $1,811,091,145) — 100.0% 1,879,949,367
Liabilities in excess of other assets — 0.0%
†
(613,373)
NET ASSETS — 100.0% $ 1,879,335,994
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $7,305,372, which was collateralized
by $7,417,365 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 4.88%, and
maturity dates ranging from 4/18/2024 – 8/15/2053.
(c) Represents 7-day effective yield as of March 31, 2024.
ETF Exchange Traded Fund

14 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderate Fund - March 31, 2024 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 118,006,574 $ – $ – $ 118,006,574
Investment Companies 1,669,045,382 – – 1,669,045,382
Short-Term Investment 92,897,411 – – 92,897,411
Total $ 1,879,949,367 $ – $ – $ 1,879,949,367
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 94 .7%
Shares Value ($)
Equity Funds 75.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 8,642,429 100,684,303
Nationwide Multi-Cap Portfolio,
Class R6*(a) 25,040,712 376,111,499
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,455,780 54,551,339
NVIT International Index Fund,
Class Y(a) 15,962,844 178,783,858
NVIT Mid Cap Index Fund, Class
Y(a) 2,597,833 53,956,996
NVIT Small Cap Index Fund,
Class Y(a) 177,948 1,509,000
Total Equity Funds
(cost $644,266,997) 765,596,995
Fixed Income Funds 19.2%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,462,970 48,729,695
NVIT Bond Index Fund, Class
Y(a) 15,982,625 145,921,370
Total Fixed Income Funds
(cost $214,025,812) 194,651,065
Total Investment Companies
(cost $858,292,809) 960,248,060
Exchange Traded Funds 4 .1%
Equity Funds 2.2%
iShares Core MSCI Emerging
Markets ETF 180,662 9,322,159
iShares Core S&P Small-Cap
ETF(b) 117,579 12,994,831
Total Equity Funds
(cost $22,549,040) 22,316,990
Fixed Income Funds 1.9%
iShares 7-10 Year Treasury
Bond ETF 173,478 16,421,428
iShares U.S. Treasury Bond
ETF(b) 126,708 2,885,141
Total Fixed Income Funds
(cost $22,628,848) 19,306,569
Total Exchange Traded Funds
(cost $45,177,888) 41,623,559
Short-Term Investment 1 .2%
Shares Value ($)
Money Market Fund 1 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 12,240,758 12,240,758
Total Short-Term Investment
(cost $12,240,758)
12,240,758
Total Investments
(cost $915,711,455) — 100.0% 1,014,112,377
Liabilities in excess of other assets — 0.0%
†
(498,200)
NET ASSETS — 100.0% $ 1,013,614,177
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $3,892,230, which was collateralized
by $3,955,331 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 4.88%, and
maturity dates ranging from 4/18/2024 – 8/15/2053.
(c) Represents 7-day effective yield as of March 31, 2024.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderately Aggressive Fund - March 31, 2024 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 41,623,559 $ – $ – $ 41,623,559
Investment Companies 960,248,060 – – 960,248,060
Short-Term Investment 12,240,758 – – 12,240,758
Total $ 1,014,112,377 $ – $ – $ 1,014,112,377
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Conservative Fund - March 31, 2024 (Unaudited) - Statement of Investments - 19
Investment Companies 82 .0%
Shares Value ($)
Equity Funds 34.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,348,315 27,357,866
Nationwide Multi-Cap Portfolio,
Class R6*(a) 6,710,535 100,792,238
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 985,114 8,324,217
NVIT International Index Fund,
Class Y(a) 3,470,528 38,869,916
NVIT Mid Cap Index Fund, Class
Y(a) 461,900 9,593,666
NVIT Small Cap Index Fund,
Class Y(a) 357,035 3,027,660
Total Equity Funds
(cost $152,722,816) 187,965,563
Fixed Income Funds 47.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,669,233 50,569,561
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,838,593 16,510,563
NVIT Bond Index Fund, Class
Y(a) 17,922,666 163,633,942
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,080,621 30,036,056
Total Fixed Income Funds
(cost $290,628,218) 260,750,122
Total Investment Companies
(cost $443,351,034) 448,715,685
Exchange Traded Funds 10 .0%
Equity Funds 2.3%
iShares Core MSCI Emerging
Markets ETF 168,677 8,703,733
iShares Core S&P Small-Cap
ETF(b) 34,308 3,791,720
Total Equity Funds
(cost $12,745,633) 12,495,453
Fixed Income Funds 7.7%
iShares 20+ Year Treasury Bond
ETF 88,721 8,394,781
iShares 7-10 Year Treasury
Bond ETF 225,509 21,346,682
iShares U.S. Treasury Bond ETF 544,101 12,389,180
Total Fixed Income Funds
(cost $52,134,350) 42,130,643
Total Exchange Traded Funds
(cost $64,879,983) 54,626,096
Short-Term Investment 8 .0%
Shares Value ($)
Money Market Fund 8 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 43,512,124 43,512,124
Total Short-Term Investment
(cost $43,512,124)
43,512,124
Total Investments
(cost $551,743,141) — 100.0% 546,853,905
Liabilities in excess of other assets — 0.0%
†
(130,174)
NET ASSETS — 100.0% $ 546,723,731
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $3,791,610, which was collateralized
by $3,849,505 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 5.34%, and
maturity dates ranging from 4/11/2024 – 5/15/2053.
(c) Represents 7-day effective yield as of March 31, 2024.
ETF Exchange Traded Fund

20 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderately Conservative Fund - March 31, 2024 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 54,626,096 $ – $ – $ 54,626,096
Investment Companies 448,715,685 – – 448,715,685
Short-Term Investment 43,512,124 – – 43,512,124
Total $ 546,853,905 $ – $ – $ 546,853,905
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Investment Companies 81.8%
Shares Value ($)
Equity Funds 51.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 6,538,152 76,169,469
Nationwide Multi-Cap Portfolio,
Class R6*(a) 20,444,765 307,080,368
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,784,192 40,426,421
NVIT International Index Fund,
Class Y(a) 9,693,146 108,563,233
NVIT Mid Cap Index Fund, Class
Y(a) 863,845 17,942,062
Total Equity Funds
(cost $467,432,185) 550,181,553
Fixed Income Funds 30.5%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 7,317,443 65,271,595
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 401,511 3,605,569
NVIT Bond Index Fund, Class
Y(a) 26,333,129 240,421,467
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,887,761 18,405,669
Total Fixed Income Funds
(cost $357,720,533) 327,704,300
Total Investment Companies
(cost $825,152,718) 877,885,853
Exchange Traded Funds 5.7%
Equity Fund 0.9%
iShares Core S&P Small-Cap
ETF 84,398 9,327,667
Total Equity Funds
(cost  $9,351,357) 9,327,667
Fixed Income Funds 4.8%
iShares 20+ Year Treasury Bond
ETF 122,346 11,576,378
iShares 7-10 Year Treasury
Bond ETF 306,634 29,025,974
iShares U.S. Treasury Bond ETF 483,228 11,003,102
Total Fixed Income Funds
(cost $64,025,668) 51,605,454
Total Exchange Traded Funds
(cost $73,377,025) 60,933,121
Short-Term Investment 4.5%
Shares Value ($)
Money Market Fund 4.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (b) 48,097,266 48,097,266
Total Short-Term Investment
(cost $48,097,266)
48,097,266
Total Investments
(cost $946,627,009) — 92.0% 986,916,240
Other assets in excess of liabilities — 8.0% 85,311,410
NET ASSETS — 100.0% $ 1,072,227,650
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of March 31, 2024.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 23
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 681 6/2024 USD 80,259,255 303,002
Russell 2000 E-Mini Index 149 6/2024 USD 15,986,955 292,140
S&P 500 E-Mini Index 649 6/2024 USD 172,260,825 3,764,952
S&P Midcap 400 E-Mini Index 78 6/2024 USD 24,003,720 711,801
Net contracts 5,071,895
As of March 31, 2024, the Fund had $13,584,056 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

24 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Managed Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 60,933,121 $ – $ – $ 60,933,121
Futures Contracts 5,071,895 – – 5,071,895
Investment Companies 877,885,853 – – 877,885,853
Short-Term Investment 48,097,266 – – 48,097,266
Total $ 991,988,135 $ – $ – $ 991,988,135
Assets: Fair Value
Futures Contracts
Equity risk
Unrealized appreciation from futures contracts $ 5,071,895
Total $ 5,071,895
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

26 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Investment Companies 79 .7%
Shares Value ($)
Equity Funds 41.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,108,325 24,561,988
Nationwide Multi-Cap Portfolio,
Class R6*(a) 6,579,812 98,828,777
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,473,634 12,452,207
NVIT International Index Fund,
Class Y(a) 3,290,495 36,853,542
NVIT Mid Cap Index Fund, Class
Y(a) 314,995 6,542,445
Total Equity Funds
(cost $149,980,286) 179,238,959
Fixed Income Funds 37.8%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 3,398,221 30,312,135
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 164,886 1,480,677
NVIT Bond Index Fund, Class
Y(a) 12,544,784 114,533,881
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,538,116 14,996,635
Total Fixed Income Funds
(cost $176,275,183) 161,323,328
Total Investment Companies
(cost $326,255,469) 340,562,287
Exchange Traded Funds 7 .4%
Equity Funds 1.4%
iShares Core MSCI Emerging
Markets ETF 34,336 1,771,738
iShares Core S&P Small-Cap
ETF 36,724 4,058,736
Total Equity Funds
(cost $5,518,324) 5,830,474
Fixed Income Funds 6.0%
iShares 20+ Year Treasury Bond
ETF 16,374 1,549,308
iShares 7-10 Year Treasury
Bond ETF 183,816 17,400,022
iShares U.S. Treasury Bond
ETF(b) 299,018 6,808,640
Total Fixed Income Funds
(cost $29,677,609) 25,757,970
Total Exchange Traded Funds
(cost $35,195,933) 31,588,444
Short-Term Investment 5 .6%
Shares Value ($)
Money Market Fund 5 .6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.25% (c) 24,113,649 24,113,649
Total Short-Term Investment
(cost $24,113,649)
24,113,649
Total Investments
(cost $385,565,051) — 92.7% 396,264,380
Other assets in excess of liabilities — 7.3% 31,191,059
NET ASSETS — 100.0% $ 427,455,439
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $579,269, which was collateralized by
$590,366 in the form of U.S Government Treasury Securities,
interest rates ranging from 0.00% – 4.88%, and maturity
dates ranging from 4/18/2024 – 8/15/2053.
(c) Represents 7-day effective yield as of March 31, 2024.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2024 (Unaudited) - Statement of Investments - 27
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 212 6/2024 USD 24,985,260 113,117
Russell 2000 E-Mini Index 50 6/2024 USD 5,364,750 115,325
S&P 500 E-Mini Index 200 6/2024 USD 53,085,000 1,084,645
S&P Midcap 400 E-Mini Index 25 6/2024 USD 7,693,500 232,091
Net contracts 1,545,178
As of March 31, 2024, the Fund had $4,240,133 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

28 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Managed Growth & Income Fund - March 31, 2024 (Unaudited) - Statement of Investments - 29
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 31,588,444 $ – $ – $ 31,588,444
Futures Contracts 1,545,178 – – 1,545,178
Investment Companies 340,562,287 – – 340,562,287
Short-Term Investment 24,113,649 – – 24,113,649
Total $ 397,809,558 $ – $ – $ 397,809,558
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,545,178
Total $ 1,545,178
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Aggressive Fund - March 31, 2024 (Unaudited) - Statement of Investments - 1
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 86.3%
Nationwide International Small
Cap Fund, Class R6(a) 1,365,712 14,012,200
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,880,201 15,887,698
NVIT GS International Equity
Insights Fund, Class Y(a) 2,721,204 29,960,459
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,824,234 85,848,861
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 948,192 10,932,656
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,943,494 36,617,060
Total Equity Funds
(cost $164,713,176) 193,258,934
Investment Companies
Shares Value ($)
Fixed Income Funds 13.7%
Nationwide Bond Fund, Class
R6(a) 255,338 2,081,001
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 1,107,786 10,967,081
NVIT Core Bond Fund, Class
Y(a) 1,948,992 17,677,358
Total Fixed Income Funds
(cost $32,791,721) 30,725,440
Total Investment Companies
(cost $197,504,897) 223,984,374
Total Investments
(cost $197,504,897) — 100.0% 223,984,374
Liabilities in excess of other assets — 0.0%
†
(80,705)
NET ASSETS — 100.0% $ 223,903,669
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

2 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 223,984,374 $ – $ – $ 223,984,374
Total $ 223,984,374 $ – $ – $ 223,984,374
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Aggressive Fund - March 31, 2024 (Unaudited) - Statement of Investments - 3
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 77.5%
Nationwide International Small
Cap Fund, Class R6(a) 2,562,627 26,292,549
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,476,492 29,376,359
NVIT GS International Equity
Insights Fund, Class Y(a) 5,052,100 55,623,623
NVIT GS Large Cap Equity
Fund, Class Y(a) 12,178,941 153,211,073
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,870,683 21,568,969
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 5,392,934 67,088,099
Total Equity Funds
(cost $301,296,571) 353,160,672
Investment Companies
Shares Value ($)
Fixed Income Funds 22.5%
Nationwide Bond Fund, Class
R6(a) 1,042,221 8,494,104
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 4,297,922 42,549,426
NVIT Core Bond Fund, Class
Y(a) 5,669,454 51,421,948
Total Fixed Income Funds
(cost $113,796,216) 102,465,478
Total Investment Companies
(cost $415,092,787) 455,626,150
Total Investments
(cost $415,092,787) — 100.0% 455,626,150
Liabilities in excess of other assets — 0.0%
†
(177,674)
NET ASSETS — 100.0% $ 455,448,476
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

4 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 455,626,150 $ – $ – $ 455,626,150
Total $ 455,626,150 $ – $ – $ 455,626,150
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderate Fund - March 31, 2024 (Unaudited) - Statement of Investments - 5
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 57.9%
Nationwide International Small
Cap Fund, Class R6(a) 6,003,374 61,594,613
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 13,334,433 112,675,956
NVIT GS International Equity
Insights Fund, Class Y(a) 15,044,087 165,635,399
NVIT GS Large Cap Equity
Fund, Class Y(a) 41,035,663 516,228,635
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,631,432 53,400,406
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 18,389,859 228,769,850
Total Equity Funds
(cost $966,234,554) 1,138,304,859
Investment Companies
Shares Value ($)
Fixed Income Funds 42.1%
Nationwide Bond Fund, Class
R6(a) 5,930,985 48,337,530
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 31,370,442 310,567,372
NVIT Core Bond Fund, Class
Y(a) 35,971,595 326,262,364
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,431,047 29,335,448
NVIT Loomis Short Term Bond
Fund, Class Y(a) 11,561,784 112,727,390
Total Fixed Income Funds
(cost $932,412,158) 827,230,104
Total Investment Companies
(cost $1,898,646,712) 1,965,534,963
Total Investments
(cost $1,898,646,712) — 100.0% 1,965,534,963
Liabilities in excess of other assets — 0.0%
†
(701,099)
NET ASSETS — 100.0% $ 1,964,833,864
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

6 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,965,534,963 $ – $ – $ 1,965,534,963
Total $ 1,965,534,963 $ – $ – $ 1,965,534,963
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Conservative Fund - March 31, 2024 (Unaudited) - Statement of Investments - 7
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 36.6%
Nationwide International Small
Cap Fund, Class R6(a) 797,736 8,184,769
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,002,600 16,921,966
NVIT GS International Equity
Insights Fund, Class Y(a) 3,065,260 33,748,513
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,746,921 84,876,266
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 740,820 8,541,657
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,162,088 39,336,381
Total Equity Funds
(cost $161,357,004) 191,609,552
Fixed Income Funds 63.4%
Nationwide Bond Fund, Class
R6(a) 2,606,894 21,246,184
Investment Companies
Shares Value ($)
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,167,612 10,485,159
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 10,239,113 101,367,217
NVIT Core Bond Fund, Class
Y(a) 13,482,979 122,290,618
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,256,938 10,746,824
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,674,667 65,078,000
Total Fixed Income Funds
(cost $370,216,669) 331,214,002
Total Investment Companies
(cost $531,573,673) 522,823,554
Total Investments
(cost $531,573,673) — 100.0% 522,823,554
Liabilities in excess of other assets — 0.0%
†
(215,970)
NET ASSETS — 100.0% $ 522,607,584
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

8 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 522,823,554 $ – $ – $ 522,823,554
Total $ 522,823,554 $ – $ – $ 522,823,554
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Conservative Fund - March 31, 2024 (Unaudited) - Statement of Investments - 9
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 18.1%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 990,163 8,366,880
NVIT GS International Equity
Insights Fund, Class Y(a) 1,720,330 18,940,837
NVIT GS Large Cap Equity
Fund, Class Y(a) 3,387,359 42,612,972
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 248,350 2,863,470
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 1,567,552 19,500,345
Total Equity Funds
(cost $73,679,852) 92,284,504
Fixed Income Funds 81.9%
Nationwide Bond Fund, Class
R6(a) 3,579,037 29,169,151
Investment Companies
Shares Value ($)
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,320,534 20,838,391
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 12,580,018 124,542,182
NVIT Core Bond Fund, Class
Y(a) 16,536,498 149,986,036
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,560,430 13,341,680
NVIT Loomis Short Term Bond
Fund, Class Y(a) 8,086,554 78,843,904
Total Fixed Income Funds
(cost $461,196,296) 416,721,344
Total Investment Companies
(cost $534,876,148) 509,005,848
Total Investments
(cost $534,876,148) — 100.0% 509,005,848
Liabilities in excess of other assets — 0.0%
†
(211,213)
NET ASSETS — 100.0% $ 508,794,635
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

10 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 509,005,848 $ – $ – $ 509,005,848
Total $ 509,005,848 $ – $ – $ 509,005,848
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Balanced Fund - March 31, 2024 (Unaudited) - Statement of Investments - 11
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 47.5%
Nationwide International Small
Cap Fund, Class R6(a) 4,141,441 42,491,183
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 8,130,487 68,702,616
NVIT GS International Equity
Insights Fund, Class Y(a) 12,764,277 140,534,693
NVIT GS Large Cap Equity
Fund, Class Y(a) 26,568,274 334,228,889
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,061,104 35,294,525
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 12,181,058 151,532,359
Total Equity Funds
(cost $655,712,674) 772,784,265
Investment Companies
Shares Value ($)
Fixed Income Funds 52.5%
Nationwide Bond Fund, Class
R6(a) 6,973,978 56,837,923
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 29,642,096 293,456,748
NVIT Core Bond Fund, Class
Y(a) 35,599,428 322,886,809
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,895,123 24,753,303
NVIT Loomis Short Term Bond
Fund, Class Y(a) 16,168,940 157,647,169
Total Fixed Income Funds
(cost $961,425,202) 855,581,952
Total Investment Companies
(cost $1,617,137,876) 1,628,366,217
Total Investments
(cost $1,617,137,876) — 100.0% 1,628,366,217
Liabilities in excess of other assets — 0.0%
†
(595,431)
NET ASSETS — 100.0% $ 1,627,770,786
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

12 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,628,366,217 $ – $ – $ 1,628,366,217
Total $ 1,628,366,217 $ – $ – $ 1,628,366,217
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Capital Appreciation Fund - March 31, 2024 (Unaudited) - Statement of Investments - 13
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 68.2%
Nationwide International Small
Cap Fund, Class R6(a) 9,053,165 92,885,475
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 15,118,087 127,747,835
NVIT GS International Equity
Insights Fund, Class Y(a) 17,984,494 198,009,276
NVIT GS Large Cap Equity
Fund, Class Y(a) 49,777,531 626,201,345
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 6,517,445 75,146,141
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 18,916,605 235,322,561
Total Equity Funds
(cost $1,152,442,553) 1,355,312,633
Investment Companies
Shares Value ($)
Fixed Income Funds 31.8%
Nationwide Bond Fund, Class
R6(a) 4,743,394 38,658,661
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 23,447,154 232,126,820
NVIT Core Bond Fund, Class
Y(a) 31,551,747 286,174,344
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,304,876 19,706,692
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,780,580 56,360,651
Total Fixed Income Funds
(cost $715,494,950) 633,027,168
Total Investment Companies
(cost $1,867,937,503) 1,988,339,801
Total Investments
(cost $1,867,937,503) — 100.0% 1,988,339,801
Liabilities in excess of other assets — 0.0%
†
(708,347)
NET ASSETS — 100.0% $ 1,987,631,454
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

14 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,988,339,801 $ – $ – $ 1,988,339,801
Total $ 1,988,339,801 $ – $ – $ 1,988,339,801
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Managed Growth & Income Fund - March 31, 2024 (Unaudited) - Statement of Investments - 15
Investment Companies 92 .9%
Shares Value ($)
Equity Funds 43.6%
Nationwide International Small
Cap Fund, Class R6(a) 1,063,792 10,914,501
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,153,100 18,193,695
NVIT GS International Equity
Insights Fund, Class Y(a) 3,595,540 39,586,892
NVIT GS Large Cap Equity
Fund, Class Y(a) 8,072,987 101,558,182
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 785,976 9,062,309
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,570,317 44,414,743
Total Equity Funds
(cost $186,829,283) 223,730,322
Investment Companies
Shares Value ($)
Fixed Income Funds 49.3%
Nationwide Bond Fund, Class
R6(a) 1,940,750 15,817,112
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 8,273,781 81,910,430
NVIT Core Bond Fund, Class
Y(a) 11,447,423 103,828,130
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 798,135 6,824,057
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,626,259 45,106,026
Total Fixed Income Funds
(cost $276,363,771) 253,485,755
Total Investment Companies
(cost $463,193,054) 477,216,077
Total Investments
(cost $463,193,054) — 92.9% 477,216,077
Other assets in excess of liabilities — 7.1% 36,621,826
NET ASSETS — 100.0% $ 513,837,903
(a) Investment in affiliate.
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 291 6/2024 USD 34,295,805 144,815
Russell 2000 E-Mini Index 41 6/2024 USD 4,399,095 88,035
S&P 500 E-Mini Index 250 6/2024 USD 66,356,250 1,309,920
S&P Midcap 400 E-Mini Index 13 6/2024 USD 4,000,620 114,582
Net contracts 1,657,352
As of March 31, 2024, the Fund had $4,950,174 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

16 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 1,657,352 $ – $ – $ 1,657,352
Investment Companies 477,216,077 – – 477,216,077
Total $ 478,873,429 $ – $ – $ 478,873,429

NVIT Blueprint
SM
Managed Growth & Income Fund - March 31, 2024 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,657,352
Total $ 1,657,352
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 92.1%
Shares Value ($)
Equity Funds 52.4%
Nationwide International Small
Cap Fund, Class R6(a) 2,984,751 30,623,543
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 6,791,948 57,391,959
NVIT GS International Equity
Insights Fund, Class Y(a) 7,921,230 87,212,748
NVIT GS Large Cap Equity
Fund, Class Y(a) 23,662,416 297,673,187
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,291,078 26,416,134
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 10,256,395 127,589,559
Total Equity Funds
(cost $524,302,017) 626,907,130
Investment Companies
Shares Value ($)
Fixed Income Funds 39.7%
Nationwide Bond Fund, Class
R6(a) 3,155,401 25,716,520
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 16,770,641 166,029,343
NVIT Core Bond Fund, Class
Y(a) 22,693,786 205,832,643
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,819,702 15,558,452
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,323,662 61,655,703
Total Fixed Income Funds
(cost $517,972,395) 474,792,661
Total Investment Companies
(cost $1,042,274,412) 1,101,699,791
Total Investments
(cost $1,042,274,412) — 92.1% 1,101,699,791
Other assets in excess of liabilities — 7.9% 94,654,245
NET ASSETS — 100.0% $ 1,196,354,036
(a) Investment in affiliate.
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 795 6/2024 USD 93,694,725 353,396
Russell 2000 E-Mini Index 127 6/2024 USD 13,626,465 247,338
S&P 500 E-Mini Index 777 6/2024 USD 206,235,225 4,504,666
S&P Midcap 400 E-Mini Index 42 6/2024 USD 12,925,080 389,028
Net contracts 5,494,428
As of March 31, 2024, the Fund had $14,958,810 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Blueprint
SM
Managed Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 5,494,428 $ – $ – $ 5,494,428
Investment Companies 1,101,699,791 – – 1,101,699,791
Total $ 1,107,194,219 $ – $ – $ 1,107,194,219

20 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 5,494,428
Total $ 5,494,428
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Managed Global Allocation Fund - March 31, 2024 (Unaudited) - Statement of Investments - 1
Investment Company 93.9%
Shares Value ($)
Alternative Assets 93.9%
BlackRock Global Allocation VI
Fund, Class I 19,381,909 332,981,197
Total Alternative Assets
(cost $310,695,670) 332,981,197
Total Investment Company
(cost $310,695,670) 332,981,197
Total Investments
(cost $310,695,670) — 93.9% 332,981,197
Other assets in excess of liabilities — 6.1% 21,644,379
NET ASSETS — 100.0% $ 354,625,576
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 171 6/2024 USD 20,153,205 72,218
Russell 2000 E-Mini Index 1 6/2024 USD 107,295 1,312
S&P 500 E-Mini Index 136 6/2024 USD 36,097,800 463,146
S&P Midcap 400 E-Mini Index 2 6/2024 USD 615,480 14,355
Net contracts 551,031
As of March 31, 2024, the Fund had $2,508,509 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

2 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 551,031 $ – $ – $ 551,031
Investment Company 332,981,197 – – 332,981,197
Total $ 333,532,228 $ – $ – $ 333,532,228

NVIT BlackRock Managed Global Allocation Fund - March 31, 2024 (Unaudited) - Statement of Investments - 3
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
s it
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 551,031
Total $ 551,031
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
Exchange Traded Funds 99 .9%
Shares Value ($)
Fixed Income Funds 99.9%
iShares Core 10+ Year USD
Bond ETF(a) 112,149 5,731,935
iShares Core 1-5 Year USD
Bond ETF(a) 178,354 8,461,114
iShares Core Total USD Bond
Market ETF(a) 123,302 5,621,338
iShares Core U.S. Aggregate
Bond ETF 287,842 28,191,245
iShares MBS ETF 60,733 5,612,944
iShares U.S. Treasury Bond ETF 123,328 2,808,179
Total Exchange Traded Funds
(cost $61,970,199) 56,426,755
Repurchase Agreement 10 .1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $5,687,897,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85% -
39.76%, maturing 8/1/2024
- 2/20/2074; total market
value $5,798,221.(b) 5,684,530 5,684,530
Total Repurchase Agreement
(cost $5,684,530) 5,684,530
Total Investments
(cost $67,654,729) — 110.0% 62,111,285
Liabilities in excess of other assets
— (10.0)% (5,645,220)
NET ASSETS — 100.0% $ 56,466,065
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $5,565,378, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $5,684,530 and by $5,290 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 7.63%, and maturity dates ranging from
4/30/2024 – 2/15/2052, a total value of $5,689,820.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $5,684,530.
ETF Exchange Traded Fund

NVIT iShares
®
Fixed Income ETF Fund - March 31, 2024 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 56,426,755 $ – $ – $ 56,426,755
Repurchase Agreement – 5,684,530 – 5,684,530
Total $ 56,426,755 $ 5,684,530 $ – $ 62,111,285
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 100 .1%
Shares Value ($)
Equity Funds 100.1%
iShares Core MSCI EAFE ETF 118,481 8,793,660
iShares Core MSCI International
Developed Markets ETF(a) 153,632 10,313,316
iShares Core S&P 500 ETF 10,709 5,630,043
iShares Core S&P Mid-Cap
ETF(a) 236,388 14,358,207
iShares Core S&P Small-Cap
ETF 19,722 2,179,675
iShares Core S&P Total U.S.
Stock Market ETF 192,985 22,251,171
iShares MSCI USA Momentum
Factor ETF(a) 9,162 1,716,501
iShares MSCI USA Quality
Factor ETF(a) 10,118 1,662,893
iShares MSCI USA Size Factor
ETF(a) 10,945 1,557,324
iShares MSCI USA Value Factor
ETF(a) 14,311 1,550,024
iShares U.S. Equity Factor
ETF(a) 136,143 7,325,855
iShares U.S. Small-Cap Equity
Factor ETF 25,123 1,597,320
Total Exchange Traded Funds
(cost $62,704,122) 78,935,989
Repurchase Agreements 14 .8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $1,694,679,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85% -
39.76%, maturing 8/1/2024
- 2/20/2074; total market
value $1,727,549.(b) 1,693,675 1,693,675
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 5.33%,
dated 3/28/2024, due
4/1/2024, repurchase price
$5,002,962, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $5,100,002.(b) 5,000,000 5,000,000
Santander US Capital
Markets, 5.34%, dated
3/28/2024, due 4/1/2024,
repurchase price
$5,002,967, collateralized
by U.S. Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069; total
market value $5,100,757.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $11,693,675) 11,693,675
Total Investments
(cost $74,397,797) — 114.9% 90,629,664
Liabilities in excess of other assets
— (14.9)% (11,745,378)
NET ASSETS — 100.0% $ 78,884,286
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $12,964,733, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $11,693,675 and by $1,580,785 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 6.25%, and maturity
dates ranging from 4/15/2024 – 8/15/2052, a total value of
$13,274,460.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $11,693,675.
ETF Exchange Traded Fund

NVIT iShares
®
Global Equity ETF Fund - March 31, 2024 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 78,935,989 $ – $ – $ 78,935,989
Repurchase Agreements – 11,693,675 – 11,693,675
Total $ 78,935,989 $ 11,693,675 $ – $ 90,629,664
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 94.4%
Shares Value ($)
Equity Fund 94.4%
American Funds Growth-Income
Fund, Class 1 11,268,651 739,223,497
Total Investment Company
(cost $528,719,968) 739,223,497
Total Investments
(cost $528,719,968) — 94.4% 739,223,497
Other assets in excess of liabilities — 5.6% 43,824,098
NET ASSETS — 100.0% $ 783,047,595
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 24 6/2024 USD 2,828,520 11,152
Russell 2000 E-Mini Index 1 6/2024 USD 107,295 1,830
S&P 500 E-Mini Index 137 6/2024 USD 36,363,225 790,086
S&P Midcap 400 E-Mini Index 9 6/2024 USD 2,769,660 82,012
Net contracts 885,080
As of March 31, 2024, the Fund had $2,033,548 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Managed American Funds Growth-Income Fund - March 31, 2024 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 885,080 $ – $ – $ 885,080
Investment Company 739,223,497 – – 739,223,497
Total $ 740,108,577 $ – $ – $ 740,108,577

10 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 885,080
Total $ 885,080
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Managed American Funds Asset Allocation Fund - March 31, 2024 (Unaudited) - Statement of Investments - 11
Investment Companies 91 .8%
Shares Value ($)
Balanced Fund 27.5%
American Balanced Fund, Class
R6 23,751,847 804,237,550
Total Balanced Fund
(cost $792,337,868) 804,237,550
Equity Funds 46.1%
American Funds Growth Fund,
Class 1 7,212,425 807,575,180
American Funds Washington
Mutual Investors Fund, Class
1 34,088,921 539,627,619
Total Equity Funds
(cost $1,295,376,637) 1,347,202,799
Investment Companies
Shares Value ($)
Fixed Income Funds 18.2%
American Funds U.S.
Government Securities Fund,
Class 1 13,484,204 132,145,203
Bond Fund of America (The),
Class R6 35,239,036 397,496,326
Total Fixed Income Funds
(cost $595,265,804) 529,641,529
Total Investment Companies
(cost $2,682,980,309) 2,681,081,878
Total Investments
(cost $2,682,980,309) — 91.8% 2,681,081,878
Other assets in excess of liabilities — 8.2% 240,828,446
NET ASSETS — 100.0% $ 2,921,910,324
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 173 6/2024 USD 20,388,915 98,226
Russell 2000 E-Mini Index 46 6/2024 USD 4,935,570 113,748
S&P 500 E-Mini Index 1,488 6/2024 USD 394,952,400 7,607,216
S&P Midcap 400 E-Mini Index 78 6/2024 USD 24,003,720 719,206
Net contracts 8,538,396
As of March 31, 2024, the Fund had $21,649,801 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

12 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 8,538,396 $ – $ – $ 8,538,396
Investment Companies 2,681,081,878 – – 2,681,081,878
Total $ 2,689,620,274 $ – $ – $ 2,689,620,274

NVIT Managed American Funds Asset Allocation Fund - March 31, 2024 (Unaudited) - Statement of Investments - 13
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 8,538,396
Total $ 8,538,396
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 1
Common Stocks 99.0%
Shares Value ($)
BRAZIL 5.7%
Banks 1.6%
Banco Bradesco SA, ADR (a) 892,300 2,551,978
Banco Bradesco SA 34,100 86,620
Banco do Brasil SA 46,600 526,078
Itau Unibanco Holding SA
( Preference ) 1,513,600 10,454,023
13,618,699
Capital Markets 0.4%
Banco BTG Pactual SA 384,700 2,794,318
Diversified Telecommunication Services 0.3%
Telefonica Brasil SA 137,100 1,383,191
Telefonica Brasil SA, ADR (a) 83,850 844,370
2,227,561
Electric Utilities 0.1%
CPFL Energia SA 91,000 631,597
Electrical Equipment 0.2%
WEG SA 184,400 1,404,490
Financial Services 0.0%
†
Pagseguro Digital Ltd., Class A * 18,200 259,896
Food Products 0.1%
Minerva SA 319,700 430,270
Insurance 0.5%
BB Seguridade Participacoes SA 176,400 1,143,783
Caixa Seguridade Participacoes
S/A 206,600 643,437
Porto Seguro SA * 396,200 2,471,016
4,258,236
Metals & Mining 1.4%
CSN Mineracao SA 1,119,900 1,183,449
Gerdau SA (Preference) 597,500 2,644,754
Vale SA, Class B, ADR 603,533 7,357,067
11,185,270
Oil, Gas & Consumable Fuels 1.0%
Petroleo Brasileiro SA, ADR 233,416 3,550,257
Petroleo Brasileiro SA (Preference) 525,800 3,916,714
7,466,971
Water Utilities 0.1%
Cia de Saneamento de Minas
Gerais Copasa MG 147,500 640,537
44,917,845
CHILE 0.3%
Banks 0.1%
Banco de Chile 8,171,367 909,069
Banco Santander Chile, ADR 8,518 168,912
1,077,981
Independent Power and Renewable Electricity Producers
0.0%
†
Colbun SA 2,115,690 274,133
Marine Transportation 0.2%
Cia Sud Americana de Vapores SA 17,650,067 1,327,669
2,679,783
CHINA 25.4%
Automobiles 1.3%
BYD Co. Ltd., Class H 67,000 1,712,917
Dongfeng Motor Group Co. Ltd.,
Class H 1,342,000 561,432
Geely Automobile Holdings Ltd. 4,006,000 4,716,845
Common Stocks
Shares Value ($)
CHINA
Automobiles
Guangzhou Automobile Group Co.
Ltd., Class A 469,400 578,933
Li Auto, Inc., Class A * 185,700 2,847,096
10,417,223
Banks 1.3%
Agricultural Bank of China Ltd.,
Class H 2,828,000 1,193,202
Bank of China Ltd., Class H 1,964,000 811,240
China CITIC Bank Corp. Ltd.,
Class H 4,357,000 2,322,131
China Construction Bank Corp.,
Class H 9,958,000 6,010,783
10,337,356
Beverages 0.1%
Nongfu Spring Co. Ltd., Class H
Reg. S (b) 185,800 1,003,847
Biotechnology 0.2%
Akeso , Inc. Reg. S *(a)(b) 76,000 453,205
Shanghai RAAS Blood Products
Co. Ltd., Class A 1,213,420 1,182,520
1,635,725
Broadline Retail 4.1%
Alibaba Group Holding Ltd. 1,737,700 15,682,417
JD.com, Inc., Class A 473,245 6,438,147
PDD Holdings, Inc., ADR * 52,780 6,135,675
Vipshop Holdings Ltd., ADR 178,083 2,947,274
31,203,513
Building Products 0.1%
China Lesso Group Holdings Ltd. 1,596,000 756,562
Capital Markets 0.1%
China Cinda Asset Management
Co. Ltd., Class H 6,217,000 517,700
Chemicals 0.4%
Shenzhen Capchem Technology
Co. Ltd., Class A 202,256 954,151
Wanhua Chemical Group Co. Ltd.,
Class A 220,000 2,453,400
3,407,551
Construction & Engineering 0.4%
China Communications Services
Corp. Ltd., Class H 1,686,000 786,891
China Railway Group Ltd., Class H 1,222,000 604,223
Shanghai Construction Group Co.
Ltd., Class A 3,233,200 1,043,888
Sinopec Engineering Group Co.
Ltd., Class H 1,313,000 756,193
3,191,195
Construction Materials 0.1%
Beijing Oriental Yuhong
Waterproof Technology Co. Ltd.,
Class A 333,300 740,855
Diversified Consumer Services 0.4%
New Oriental Education &
Technology Group, Inc. * 317,700 2,769,064
Electrical Equipment 0.2%
Contemporary Amperex
Technology Co. Ltd., Class A 74,120 1,941,154

2 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Electronic Equipment, Instruments & Components 0.2%
Sunny Optical Technology Group
Co. Ltd. 107,000 547,256
Universal Scientific Industrial
Shanghai Co. Ltd., Class A 449,100 852,787
1,400,043
Entertainment 0.7%
NetEase, Inc. 281,800 5,856,329
Food Products 0.2%
Meihua Holdings Group Co. Ltd.,
Class A 147,400 205,325
Uni-President China Holdings Ltd. 1,459,000 1,038,889
1,244,214
Gas Utilities 0.4%
China Gas Holdings Ltd. 2,236,400 2,019,053
Kunlun Energy Co. Ltd. 1,398,000 1,167,328
3,186,381
Health Care Providers & Services 0.4%
Aier Eye Hospital Group Co. Ltd.,
Class A 1,028,478 1,830,642
China Resources Medical
Holdings Co. Ltd. 656,500 329,490
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H 206,000 506,685
Jointown Pharmaceutical Group
Co. Ltd., Class A 610,182 673,176
Sinopharm Group Co. Ltd., Class
H 34,000 87,212
3,427,205
Hotels, Restaurants & Leisure 2.9%
H World Group Ltd. (a) 869,400 3,369,763
H World Group Ltd., ADR 52,800 2,043,360
Meituan , Class B Reg. S *(b) 696,660 8,606,073
Tongcheng Travel Holdings Ltd.
Reg. S * 1,168,800 3,087,583
Trip.com Group Ltd. * 125,550 5,540,745
Yum China Holdings, Inc. 10,000 397,900
23,045,424
Household Durables 0.3%
Gree Electric Appliances, Inc. of
Zhuhai, Class A 333,490 1,809,025
Hang Zhou Great Star Industrial
Co. Ltd., Class A 64,100 217,095
2,026,120
Independent Power and Renewable Electricity Producers 0.1%
Shenergy Co. Ltd., Class A 395,100 422,566
Industrial Conglomerates 0.4%
CITIC Ltd. 3,457,000 3,327,294
Insurance 0.6%
China Taiping Insurance Holdings
Co. Ltd. 2,449,200 2,146,995
People's Insurance Co. Group of
China Ltd. (The), Class H 6,087,000 1,944,344
PICC Property & Casualty Co.
Ltd., Class H 188,000 247,896
4,339,235
Interactive Media & Services 4.3%
Kuaishou Technology Reg. S *(b) 432,100 2,712,725
Tencent Holdings Ltd. 773,200 30,173,889
32,886,614
Common Stocks
Shares Value ($)
CHINA
Life Sciences Tools & Services 0.2%
WuXi AppTec Co. Ltd., Class A 129,620 843,420
Wuxi Biologics Cayman, Inc. Reg.
S *(b) 608,000 1,092,777
1,936,197
Machinery 1.3%
China CSSC Holdings Ltd., Class
A 207,500 993,513
Sinotruk Hong Kong Ltd. 850,000 2,087,441
Weichai Power Co. Ltd., Class A 1,090,700 2,461,935
Weichai Power Co. Ltd., Class H 643,000 1,225,867
Yutong Bus Co. Ltd., Class A 1,144,555 2,975,316
Zhejiang Dingli Machinery Co.
Ltd., Class A 105,000 815,576
10,559,648
Marine Transportation 0.0%
†
COSCO SHIPPING Holdings Co.
Ltd., Class H 105,500 110,834
SITC International Holdings Co.
Ltd. 135,000 246,664
357,498
Metals & Mining 0.3%
China Nonferrous Mining Corp.
Ltd. 468,000 391,488
Shougang Fushan Resources
Group Ltd. 2,618,000 897,218
Zijin Mining Group Co. Ltd., Class
A 429,600 962,244
2,250,950
Oil, Gas & Consumable Fuels 0.3%
PetroChina Co. Ltd., Class H 2,302,000 1,969,080
Yankuang Energy Group Co. Ltd.,
Class H 344,000 722,971
2,692,051
Paper & Forest Products 0.2%
Shandong Sun Paper Industry
JSC Ltd., Class A 670,000 1,308,570
Pharmaceuticals 0.8%
Asymchem Laboratories Tianjin
Co. Ltd., Class A 47,000 580,791
Changchun High & New
Technology Industry Group, Inc.,
Class A 13,100 220,458
China Medical System Holdings
Ltd. 1,223,000 1,284,766
CSPC Pharmaceutical Group Ltd. 1,728,000 1,361,403
Dong-E-E-Jiao Co. Ltd., Class A 47,900 403,066
Livzon Pharmaceutical Group,
Inc., Class H 52,800 179,775
Sichuan Kelun Pharmaceutical Co.
Ltd., Class A 528,382 2,211,552
6,241,811
Real Estate Management & Development 0.3%
China Overseas Land &
Investment Ltd. 397,500 573,081
China Resources Land Ltd. 636,000 2,015,745
2,588,826
Semiconductors & Semiconductor Equipment 0.3%
Shenzhen Goodix Technology Co.
Ltd., Class A * 214,200 1,724,843

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
CHINA
Semiconductors & Semiconductor Equipment
Shenzhen SC New Energy
Technology Corp., Class A 62,978 519,656
Xinyi Solar Holdings Ltd. 298,000 232,135
2,476,634
Specialty Retail 0.2%
Topsports International Holdings
Ltd. Reg. S (b) 2,050,000 1,372,704
Zhongsheng Group Holdings Ltd. 53,500 92,632
1,465,336
Technology Hardware, Storage & Peripherals 1.1%
Shenzhen Transsion Holdings Co.
Ltd., Class A 90,668 2,048,914
Xiaomi Corp., Class B Reg. S *(b) 3,159,800 6,551,021
8,599,935
Textiles, Apparel & Luxury Goods 0.7%
Bosideng International Holdings
Ltd. 4,012,000 2,005,304
Shenzhou International Group
Holdings Ltd. 303,800 2,881,907
Xtep International Holdings Ltd. 535,000 332,132
5,219,343
Trading Companies & Distributors 0.1%
Xiamen C & D, Inc., Class A 369,800 520,242
Transportation Infrastructure 0.4%
Anhui Expressway Co. Ltd., Class
H 90,000 99,663
Jiangsu Expressway Co. Ltd.,
Class H 720,000 736,980
Shanghai International Port Group
Co. Ltd., Class A 2,832,200 2,080,666
2,917,309
198,217,520
GREECE 0.1%
Banks 0.1%
Piraeus Financial Holdings SA * 102,030 426,410
Oil, Gas & Consumable Fuels 0.0%
†
Motor Oil Hellas Corinth Refineries
SA 5,458 162,607
589,017
HONG KONG 0.3%
Pharmaceuticals 0.3%
Sino Biopharmaceutical Ltd. 4,337,000 1,676,125
United Laboratories International
Holdings Ltd. (The) 912,000 1,043,574
2,719,699
HUNGARY 0.1%
Banks 0.1%
OTP Bank Nyrt . 23,139 1,064,946
INDIA 17.2%
Aerospace & Defense 1.0%
Bharat Electronics Ltd. 1,958,554 4,733,210
Hindustan Aeronautics Ltd. Reg. S 73,735 2,952,876
7,686,086
Automobile Components 0.3%
Balkrishna Industries Ltd. 2,920 81,117
Ceat Ltd. 22,866 735,783
JK Tyre & Industries Ltd. 34,614 179,401
MRF Ltd. 635 1,015,471
2,011,772
Common Stocks
Shares Value ($)
INDIA
Automobiles 1.0%
Hero MotoCorp Ltd. 40,431 2,295,106
Maruti Suzuki India Ltd. 8,006 1,209,797
Tata Motors Ltd. 106,123 1,263,797
Tata Motors Ltd., Class A 369,454 2,920,597
7,689,297
Banks 2.8%
Bank of Baroda 1,150,686 3,644,530
Equitas Small Finance Bank Ltd.
Reg. S (b) 321,220 357,301
Federal Bank Ltd. 294,111 530,995
ICICI Bank Ltd., ADR 489,139 12,918,160
IDBI Bank Ltd. 152,194 147,884
Indian Bank 137,920 863,500
State Bank of India 411,263 3,720,733
22,183,103
Beverages 0.4%
Varun Beverages Ltd. 184,782 3,102,773
Capital Markets 0.3%
Central Depository Services India
Ltd. Reg. S 9,911 203,530
IDFC Ltd. * 498,302 661,630
JM Financial Ltd. 459,812 412,094
Motilal Oswal Financial Services
Ltd. 54,791 1,095,677
Tata Investment Corp. Ltd. 2,187 164,060
2,536,991
Construction & Engineering 1.1%
ITD Cementation India Ltd. 249,696 1,000,228
KNR Constructions Ltd. 128,778 380,638
Larsen & Toubro Ltd. 116,957 5,279,549
NCC Ltd. 555,619 1,548,714
Rail Vikas Nigam Ltd. Reg. S 122,293 371,008
8,580,137
Construction Materials 0.3%
JK Cement Ltd. 3,888 190,121
JK Lakshmi Cement Ltd. 26,615 279,584
Shree Cement Ltd. 4,158 1,280,574
UltraTech Cement Ltd. 1,851 216,426
1,966,705
Electrical Equipment 0.7%
ABB India Ltd. 65,202 4,974,231
Triveni Turbine Ltd. 87,172 561,515
5,535,746
Financial Services 0.5%
Power Finance Corp. Ltd. 847,158 3,965,810
REC Ltd. 23,179 126,112
4,091,922
Gas Utilities 0.0%
†
Mahanagar Gas Ltd. Reg. S 10,534 172,345
Health Care Providers & Services 0.2%
Max Healthcare Institute Ltd. 87,923 864,862
Narayana Hrudayalaya Ltd. Reg. S 36,494 562,786
1,427,648
Independent Power and Renewable Electricity Producers 0.7%
Adani Power Ltd. * 285,910 1,838,306
JSW Energy Ltd. 68,947 438,677
NTPC Ltd. 736,502 2,976,446
PTC India Ltd. 194,334 433,546
5,686,975

4 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
INDIA
Insurance 0.0%
†
ICICI Lombard General Insurance
Co. Ltd. Reg. S (b) 14,892 300,908
IT Services 1.6%
HCL Technologies Ltd. 186,928 3,461,005
Infosys Ltd., ADR (a) 52,025 932,808
Tata Consultancy Services Ltd. 167,034 7,777,629
Zensar Technologies Ltd. 31,679 231,383
12,402,825
Machinery 0.4%
Cochin Shipyard Ltd. Reg. S (b) 31,628 330,926
Cummins India Ltd. 67,087 2,422,190
Force Motors Ltd. 2,404 208,895
Jamna Auto Industries Ltd. 75,570 119,878
3,081,889
Metals & Mining 0.7%
Godawari Power and Ispat Ltd. 52,093 473,221
Jindal Stainless Ltd. 38,685 322,977
JSW Steel Ltd. 362,779 3,616,421
NMDC Ltd. 152,809 369,833
Welspun Corp. Ltd. 113,179 699,689
5,482,141
Oil, Gas & Consumable Fuels 1.6%
Bharat Petroleum Corp. Ltd. 808,322 5,841,230
Indian Oil Corp. Ltd. 743,297 1,495,752
Petronet LNG Ltd. 751,433 2,372,036
Reliance Industries Ltd. 82,932 2,963,009
12,672,027
Pharmaceuticals 2.6%
Ajanta Pharma Ltd. 80,227 2,148,137
Alkem Laboratories Ltd. 11,255 667,162
Cipla Ltd. 105,604 1,895,267
Dr Reddy's Laboratories Ltd., ADR 55,773 4,090,950
JB Chemicals & Pharmaceuticals
Ltd. 15,985 316,859
Lupin Ltd. 86,809 1,685,536
Sun Pharmaceutical Industries Ltd. 92,779 1,802,985
Torrent Pharmaceuticals Ltd. 116,743 3,640,663
Zydus Lifesciences Ltd. 337,622 4,084,443
20,332,002
Professional Services 0.0%
†
WNS Holdings Ltd. * 4,200 212,226
Specialty Retail 0.3%
Trent Ltd. 43,536 2,066,112
Trading Companies & Distributors 0.1%
Adani Enterprises Ltd. 12,705 489,298
IndiaMart InterMesh Ltd. Reg. S
(b) 9,450 299,837
789,135
Transportation Infrastructure 0.6%
Adani Ports & Special Economic
Zone Ltd. 314,850 5,087,315
135,098,080
INDONESIA 2.3%
Banks 1.7%
Bank Central Asia Tbk . PT 6,785,400 4,312,128
Bank CIMB Niaga Tbk . PT 4,735,500 651,587
Bank Mandiri Persero Tbk . PT 14,063,500 6,438,371
Common Stocks
Shares Value ($)
INDONESIA
Banks
Bank Rakyat Indonesia Persero
Tbk . PT 5,846,000 2,234,447
13,636,533
Diversified Telecommunication Services 0.4%
Telkom Indonesia Persero Tbk . PT 14,082,700 3,088,667
Gas Utilities 0.1%
Perusahaan Gas Negara Tbk . PT 5,296,000 453,393
Household Products 0.0%
†
Unilever Indonesia Tbk . PT 1,637,100 278,881
Industrial Conglomerates 0.0%
†
Astra International Tbk . PT 343,000 111,493
Metals & Mining 0.0%
†
Aneka Tambang Tbk . 1,495,900 151,041
Oil, Gas & Consumable Fuels 0.1%
United Tractors Tbk . PT 263,600 401,967
Transportation Infrastructure 0.0%
†
Jasa Marga Persero Tbk . PT 682,200 238,692
18,360,667
LUXEMBOURG 0.3%
Capital Markets 0.3%
Reinet Investments SCA 84,219 2,037,598
MEXICO 3.3%
Banks 1.1%
Grupo Financiero Banorte SAB de
CV, Class O 594,169 6,383,241
Grupo Financiero Inbursa SAB de
CV, Class O * 653,700 2,010,111
8,393,352
Beverages 1.8%
Arca Continental SAB de CV 473,702 5,170,006
Coca-Cola Femsa SAB de CV,
ADR 83,834 8,148,664
13,318,670
Consumer Staples Distribution & Retail 0.2%
Wal-Mart de Mexico SAB de CV 477,700 1,940,242
Household Products 0.2%
Kimberly-Clark de Mexico SAB de
CV, Class A 714,786 1,722,814
Metals & Mining 0.0%
†
Ternium SA, ADR (a) 2,000 83,240
Transportation Infrastructure 0.0%
†
Promotora y Operadora de
Infraestructura SAB de CV 16,202 172,022
25,630,340
PERU 0.2%
Banks 0.2%
Credicorp Ltd. 9,600 1,626,528
PHILIPPINES 0.4%
Banks 0.2%
Metropolitan Bank & Trust Co. 980,600 1,139,678
Independent Power and Renewable Electricity Producers 0.1%
Aboitiz Power Corp. 1,634,500 1,032,031

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
PHILIPPINES
Transportation Infrastructure 0.1%
International Container Terminal
Services, Inc. 172,370 989,248
3,160,957
POLAND 1.5%
Banks 0.6%
Bank Polska Kasa Opieki SA 104,563 4,754,247
Powszechna Kasa Oszczednosci
Bank Polski SA 15,117 224,358
4,978,605
Insurance 0.7%
Powszechny Zaklad Ubezpieczen
SA 438,829 5,366,738
Metals & Mining 0.2%
Grupa Kety SA 6,218 1,183,897
11,529,240
QATAR 0.4%
Banks 0.4%
Commercial Bank PSQC (The) * 147,797 200,372
Qatar Islamic Bank SAQ 233,707 1,219,589
Qatar National Bank QPSC 233,013 908,677
2,328,638
Multi-Utilities 0.0%
†
Qatar Electricity & Water Co. QSC 77,143 343,844
Oil, Gas & Consumable Fuels 0.0%
†
Qatar Gas Transport Co. Ltd. 132,881 145,360
2,817,842
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC ^∞ 819,980 0
VTB Bank PJSC *^∞ 548,744,000 0
0
Chemicals 0.0%
†
PhosAgro PJSC, GDR Reg. S *^∞ 7,548 0
0
SAUDI ARABIA 3.7%
Banks 2.7%
Al Rajhi Bank 124,792 2,765,163
Alinma Bank 420,228 4,909,391
Arab National Bank 439,798 3,465,361
Banque Saudi Fransi 158,814 1,650,412
Riyad Bank 390,764 3,107,794
Saudi Awwal Bank 267,638 2,961,711
Saudi Investment Bank (The) 48,316 213,343
Saudi National Bank (The) 143,463 1,562,063
20,635,238
Building Products 0.0%
†
Bawan Co. 14,379 181,710
Construction Materials 0.0%
†
Saudi Cement Co. 24,423 303,507
Diversified Consumer Services 0.0%
†
Ataa Educational Co. 9,600 188,145
Food Products 0.1%
Saudia Dairy & Foodstuff Co. 11,006 1,135,845
Health Care Providers & Services 0.4%
Al Hammadi Holding 77,148 1,252,759
Common Stocks
Shares Value ($)
SAUDI ARABIA
Health Care Providers & Services
Dr Sulaiman Al Habib Medical
Services Group Co. 1,243 103,936
Mouwasat Medical Services Co. 7,398 269,064
National Medical Care Co. 17,455 870,214
Saudi Chemical Co. Holding 189,282 353,609
2,849,582
Insurance 0.2%
Bupa Arabia for Cooperative
Insurance Co. 19,452 1,368,217
Co. for Cooperative Insurance
(The) 5,098 220,320
1,588,537
Oil, Gas & Consumable Fuels 0.1%
Aldrees Petroleum and Transport
Services Co. 10,566 482,308
Real Estate Management & Development 0.0%
†
Arabian Centres Co. Ltd. 36,390 246,504
Specialty Retail 0.1%
Jarir Marketing Co. 223,026 874,242
Transportation Infrastructure 0.1%
Sustained Infrastructure Holding
Co. 77,061 793,191
29,278,809
SOUTH AFRICA 2.1%
Banks 0.3%
Standard Bank Group Ltd. 247,234 2,418,903
Broadline Retail 0.4%
Naspers Ltd., Class N 14,984 2,649,062
Capital Markets 0.2%
Investec Ltd. 257,514 1,698,710
Financial Services 0.9%
FirstRand Ltd. 1,980,332 6,454,404
Hotels, Restaurants & Leisure 0.0%
†
Sun International Ltd. 173,110 329,502
Industrial Conglomerates 0.0%
†
Reunert Ltd. 70,141 244,335
Insurance 0.3%
Old Mutual Ltd. 1,203,825 746,831
Sanlam Ltd. 385,252 1,412,027
2,158,858
Specialty Retail 0.0%
†
Mr Price Group Ltd. 32,340 296,630
16,250,404
SOUTH KOREA 13.3%
Aerospace & Defense 0.5%
Hanwha Aerospace Co. Ltd. 10,452 1,614,282
Korea Aerospace Industries Ltd. 52,462 1,965,667
3,579,949
Automobile Components 0.2%
Hankook Tire & Technology Co.
Ltd. 37,507 1,506,095
Automobiles 1.0%
Kia Corp. 92,986 7,736,718
Banks 1.0%
Hana Financial Group, Inc. 31,369 1,372,821

6 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
SOUTH KOREA
Banks
Industrial Bank of Korea 46,319 480,013
JB Financial Group Co. Ltd. 239,530 2,316,158
KB Financial Group, Inc. 42,049 2,187,319
Shinhan Financial Group Co. Ltd. 47,794 1,688,381
8,044,692
Broadline Retail 0.0%
†
Coupang, Inc. * 20,100 357,579
Capital Markets 0.3%
Daou Technology, Inc. 7,232 113,905
KIWOOM Securities Co. Ltd. 1,619 148,333
Korea Investment Holdings Co.
Ltd. 24,867 1,226,230
Samsung Securities Co. Ltd. 35,364 1,069,418
2,557,886
Construction & Engineering 0.1%
GS Engineering & Construction
Corp. * 14,789 166,596
HDC Hyundai Development Co-
Engineering & Construction,
Class E 18,309 243,751
Samsung Engineering Co. Ltd. * 12,880 241,164
651,511
Diversified Telecommunication Services 0.4%
KT Corp. 116,632 3,288,587
Electrical Equipment 0.1%
Doosan Enerbility Co. Ltd. * 40,190 523,481
LS Electric Co. Ltd. 3,771 275,988
799,469
Electronic Equipment, Instruments & Components 0.0%
†
SOLUM Co. Ltd. * 12,344 226,547
Financial Services 0.6%
Meritz Financial Group, Inc. 77,308 4,692,972
Industrial Conglomerates 0.3%
Doosan Co. Ltd. * 2,542 285,191
GS Holdings Corp. 57,623 2,071,552
SK Square Co. Ltd. * 6,419 373,050
2,729,793
Insurance 1.5%
DB Insurance Co. Ltd. 49,970 3,579,817
Hyundai Marine & Fire Insurance
Co. Ltd. 35,351 810,221
Korean Reinsurance Co. * 42,042 259,809
Samsung Fire & Marine Insurance
Co. Ltd. 22,367 5,118,890
Samsung Fire & Marine Insurance
Co. Ltd. (Preference) 2,328 404,674
Samsung Life Insurance Co. Ltd. 14,503 1,029,040
11,202,451
Interactive Media & Services 0.3%
NAVER Corp. 19,596 2,724,490
Machinery 0.6%
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 47,533 4,245,361
Hyundai Rotem Co. Ltd. 13,144 335,918
4,581,279
Metals & Mining 0.4%
Hyundai Steel Co. 15,207 358,258
POSCO Holdings, Inc. 8,063 2,522,338
2,880,596
Common Stocks
Shares Value ($)
SOUTH KOREA
Pharmaceuticals 0.2%
Chong Kun Dang Pharmaceutical
Corp. 7,468 629,690
Daewoong Pharmaceutical Co.
Ltd. 2,625 238,123
Hanmi Science Co. Ltd. 12,768 420,674
Yuhan Corp. 7,513 432,007
1,720,494
Semiconductors & Semiconductor Equipment 1.2%
HAESUNG DS Co. Ltd. 11,592 439,342
Hanmi Semiconductor Co. Ltd. 37,561 3,754,496
Innox Advanced Materials Co. Ltd. 11,362 247,791
PSK, Inc. 12,494 266,021
SK Hynix, Inc. 26,810 3,562,969
Systems Technology, Inc. 16,295 446,639
Worldex Industry & Trading Co.
Ltd. 38,141 676,074
9,393,332
Software 0.0%
†
Douzone Bizon Co. Ltd. 7,078 220,940
Technology Hardware, Storage & Peripherals 4.3%
Samsung Electronics Co. Ltd. 482,132 28,867,570
Samsung Electronics Co. Ltd.
(Preference) 80,764 4,032,733
32,900,303
Trading Companies & Distributors 0.3%
Posco International Corp. 52,621 2,080,219
103,875,902
TAIWAN 18.0%
Automobiles 0.0%
†
China Motor Corp. 57,000 231,889
Banks 1.4%
CTBC Financial Holding Co. Ltd. 8,392,000 8,503,770
E.Sun Financial Holding Co. Ltd. 2,153,000 1,827,096
King's Town Bank Co. Ltd. 349,000 562,703
10,893,569
Chemicals 0.0%
†
Nan Pao Resins Chemical Co. Ltd. 19,000 186,141
Construction Materials 0.0%
†
Goldsun Building Materials Co.
Ltd. 243,000 286,393
Electronic Equipment, Instruments & Components 0.6%
Hon Hai Precision Industry Co.
Ltd. 965,000 4,689,061
Metals & Mining 0.1%
Tung Ho Steel Enterprise Corp. 243,000 520,890
Semiconductors & Semiconductor Equipment 11.9%
AMPOC Far-East Co. Ltd. 58,000 162,391
Ardentec Corp. 239,000 614,743
ASE Technology Holding Co. Ltd. 625,000 3,034,604
ASMedia Technology, Inc. 10,000 722,921
Everlight Electronics Co. Ltd. 383,000 640,292
FocalTech Systems Co. Ltd. * 66,000 195,374
Genesys Logic, Inc. 145,000 490,047
Global Mixed Mode Technology,
Inc. 167,000 1,393,190
ITE Technology, Inc. 426,000 2,349,825
King Yuan Electronics Co. Ltd. 686,000 2,272,772
MediaTek, Inc. 265,000 9,626,724

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
MPI Corp. 42,000 399,708
Novatek Microelectronics Corp. 87,000 1,602,984
Orient Semiconductor Electronics
Ltd. 119,000 243,283
Powertech Technology, Inc. 381,000 2,393,445
Realtek Semiconductor Corp. 131,000 2,283,139
Silicon Motion Technology Corp.,
ADR 5,900 453,946
Taiwan Semiconductor
Manufacturing Co. Ltd. 2,645,000 63,728,448
Topco Scientific Co. Ltd. 65,000 444,068
Visual Photonics Epitaxy Co. Ltd. 37,000 194,602
93,246,506
Technology Hardware, Storage & Peripherals 4.0%
Advantech Co. Ltd. 197,087 2,508,699
AIC, Inc. 36,000 423,600
ASROCK, Inc. 41,000 330,651
Asustek Computer, Inc. 37,000 490,370
Chicony Electronics Co. Ltd. 489,000 3,386,664
Compal Electronics, Inc. 3,642,000 4,377,018
Darfon Electronics Corp. 212,000 412,747
Getac Holdings Corp. 101,000 419,813
Inventec Corp. 911,000 1,668,445
Lite-On Technology Corp. 851,000 2,819,286
Micro-Star International Co. Ltd. 72,000 376,159
Pegatron Corp. 195,000 608,144
Quanta Computer, Inc. 505,000 4,425,685
Transcend Information, Inc. 132,000 366,700
Wistron Corp. 1,364,000 5,138,073
Wiwynn Corp. 49,000 3,354,948
31,107,002
141,161,451
THAILAND 1.8%
Banks 0.6%
Krung Thai Bank PCL 1,950,700 898,888
SCB X PCL 1,078,800 3,373,273
Thanachart Capital PCL 203,700 287,605
TMBThanachart Bank PCL 7,991,000 398,962
4,958,728
Consumer Staples Distribution & Retail 0.1%
CP ALL PCL 402,200 600,956
Containers & Packaging 0.0%
†
SCG Packaging PCL 398,600 314,190
Health Care Providers & Services 0.3%
Bangkok Chain Hospital PCL 208,400 117,686
Bumrungrad Hospital PCL 356,700 2,180,791
2,298,477
Independent Power and Renewable Electricity Producers
0.0%
†
Electricity Generating PCL 29,200 90,443
Oil, Gas & Consumable Fuels 0.7%
PTT Exploration & Production PCL 323,000 1,327,852
PTT PCL 4,009,000 3,681,115
5,008,967
Pharmaceuticals 0.0%
†
Mega Lifesciences PCL 250,400 284,881
Common Stocks
Shares Value ($)
THAILAND
Specialty Retail 0.1%
PTT Oil & Retail Business PCL 1,781,800 864,347
14,420,989
TURKEY 1.2%
Banks 0.4%
Turkiye Is Bankasi A/S, Class C 3,826,245 1,330,026
Yapi ve Kredi Bankasi A/S * 2,045,913 1,740,210
3,070,236
Construction & Engineering 0.1%
Enka Insaat ve Sanayi A/S 620,794 661,780
Consumer Staples Distribution & Retail 0.1%
Migros Ticaret A/S 71,768 906,932
Industrial Conglomerates 0.3%
KOC Holding A/S * 333,098 2,095,187
Oil, Gas & Consumable Fuels 0.3%
Turkiye Petrol Rafinerileri A/S 442,106 2,419,674
9,153,809
UNITED ARAB EMIRATES 1.3%
Banks 1.0%
Abu Dhabi Commercial Bank
PJSC 401,872 919,262
Abu Dhabi Islamic Bank PJSC 374,110 1,112,550
Dubai Islamic Bank PJSC 744,660 1,184,310
Emirates NBD Bank PJSC 964,105 4,543,006
7,759,128
Industrial Conglomerates 0.0%
†
Dubai Investments PJSC 184,966 115,339
Passenger Airlines 0.1%
Air Arabia PJSC 1,109,139 836,730
Real Estate Management & Development 0.2%
Emaar Development PJSC 159,201 355,534
Emaar Properties PJSC 629,073 1,395,764
1,751,298
10,462,495
UNITED KINGDOM 0.1%
Metals & Mining 0.1%
Anglogold Ashanti plc 20,805 466,740
Total Common Stocks
(cost $701,412,097) 775,520,661

8 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Repurchase Agreement 0.5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024, due
4/1/2024, repurchase price
$4,112,361, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.85% -
39.76%, maturing 8/1/2024
- 2/20/2074; total market value
$4,192,125.(c) 4,109,927 4,109,927
Total Repurchase Agreement
(cost $4,109,927) 4,109,927
Total Investments
(cost $705,522,024) — 99.5% 779,630,588
Other assets in excess of liabilities — 0.5% 3,839,557
NET ASSETS — 100.0%
$ 783,470,145
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $4,490,517, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,109,927 and by $591,399 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.25% – 3.88%, and maturity dates ranging
from 10/31/2026 – 11/15/2049, a total value of $4,701,326.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $23,081,324 which represents 2.95% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $4,109,927.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 25 6/2024 USD 1,311,250 159
Net contracts 159
As of March 31, 2024, the Fund had $41,554 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

10 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Emerging Markets Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 11
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 11,266,035 $ – $ 11,266,035
Automobile Components – 3,517,867 – 3,517,867
Automobiles – 26,075,127 – 26,075,127
Banks 29,241,368 109,350,955 – 138,592,323
Beverages 8,148,664 9,276,626 – 17,425,290
Biotechnology – 1,635,725 – 1,635,725
Broadline Retail 9,440,528 24,769,626 – 34,210,154
Building Products – 938,272 – 938,272
Capital Markets 2,794,318 9,348,885 – 12,143,203
Chemicals – 3,593,692 – 3,593,692
Construction & Engineering – 13,084,623 – 13,084,623
Construction Materials – 3,297,460 – 3,297,460
Consumer Staples Distribution & Retail – 3,448,130 – 3,448,130
Containers & Packaging – 314,190 – 314,190
Diversified Consumer Services – 2,957,209 – 2,957,209
Diversified Telecommunication Services 2,227,561 6,377,254 – 8,604,815
Electric Utilities 631,597 – – 631,597
Electrical Equipment 1,404,490 8,276,369 – 9,680,859
Electronic Equipment, Instruments &
Components – 6,315,651 – 6,315,651
Entertainment – 5,856,329 – 5,856,329
Financial Services 259,896 15,239,298 – 15,499,194
Food Products 430,270 2,380,059 – 2,810,329
Gas Utilities – 3,812,119 – 3,812,119
Health Care Providers & Services – 10,002,912 – 10,002,912
Hotels, Restaurants & Leisure 2,441,260 20,933,666 – 23,374,926
Household Durables – 2,026,120 – 2,026,120
Household Products – 2,001,695 – 2,001,695
Independent Power and Renewable
Electricity Producers 274,133 7,232,015 – 7,506,148
Industrial Conglomerates – 8,623,441 – 8,623,441
Insurance 4,258,236 24,956,727 – 29,214,963
Interactive Media & Services – 35,611,104 – 35,611,104
IT Services 932,808 11,470,017 – 12,402,825
Life Sciences Tools & Services – 1,936,197 – 1,936,197
Machinery – 18,222,816 – 18,222,816
Marine Transportation 1,327,669 357,498 – 1,685,167
Metals & Mining 11,268,510 12,936,255 – 24,204,765
Multi-Utilities – 343,844 – 343,844
Oil, Gas & Consumable Fuels 8,794,823 22,657,109 – 31,451,932
Paper & Forest Products – 1,308,570 – 1,308,570
Passenger Airlines – 836,730 – 836,730
Pharmaceuticals 4,090,950 27,207,937 – 31,298,887
Professional Services 212,226 – – 212,226
Real Estate Management & Development – 4,586,628 – 4,586,628
Semiconductors & Semiconductor
Equipment 453,946 104,662,526 – 105,116,472
Software – 220,940 – 220,940
Specialty Retail 864,347 4,702,320 – 5,566,667
Technology Hardware, Storage &
Peripherals – 72,607,240 – 72,607,240
Textiles, Apparel & Luxury Goods – 5,219,343 – 5,219,343
Trading Companies & Distributors – 3,389,596 – 3,389,596
Transportation Infrastructure – 10,197,777 – 10,197,777
Water Utilities 640,537 – – 640,537
Total Common Stocks $ 90,138,137 $ 685,382,524 $ – $ 775,520,661
Futures Contracts 159 – – 159
Repurchase Agreement – 4,109,927 – 4,109,927
Total $ 90,138,296 $ 689,492,451 $ – $ 779,630,747

12 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
As of March 31, 2024, the Fund held three common stocks investments that were categorized as Level 3 investments which were each valued at $0.
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 159
Total $ 159
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS International Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks 98.5%
Shares Value ($)
AUSTRALIA 6.6%
Banks 0.9%
Commonwealth Bank of Australia 5,102 401,184
National Australia Bank Ltd. 273,591 6,176,492
6,577,676
Commercial Services & Supplies 0.7%
Brambles Ltd. 497,169 5,242,195
Consumer Staples Distribution & Retail 0.5%
Woolworths Group Ltd. 189,961 4,106,392
Financial Services 0.0%
†
Challenger Ltd. 39,408 183,094
Health Care Equipment & Supplies 0.5%
Cochlear Ltd. 19,237 4,231,491
Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd. 20,505 574,633
Insurance 1.1%
Insurance Australia Group Ltd. 922,395 3,847,081
Suncorp Group Ltd. 444,991 4,754,870
8,601,951
Metals & Mining 2.0%
BHP Group Ltd. 238,821 6,896,955
BlueScope Steel Ltd. 102,487 1,594,730
Deterra Royalties Ltd. 278,137 893,663
Fortescue Ltd. 240,079 4,023,052
Northern Star Resources Ltd. 49,524 472,708
Perenti Ltd. 242,627 155,129
Rio Tinto Ltd. 10,477 832,940
14,869,177
Office REITs 0.4%
Dexus 581,252 3,003,895
Retail REITs 0.4%
Scentre Group 1,555,556 3,446,238
Software 0.0%
†
WiseTech Global Ltd. 4,746 290,622
51,127,364
AUSTRIA 0.3%
Banks 0.3%
BAWAG Group AG Reg. S *(a) 31,835 2,017,639
Erste Group Bank AG 9,111 405,705
2,423,344
BELGIUM 0.3%
Banks 0.0%
†
KBC Ancora 4,206 204,683
Chemicals 0.1%
Umicore SA 29,286 631,250
Health Care Providers & Services 0.0%
†
Fagron 10,404 198,167
Pharmaceuticals 0.2%
UCB SA 8,401 1,036,118
2,070,218
CHINA 0.7%
Broadline Retail 0.4%
Prosus NV 108,697 3,406,151
Common Stocks
Shares Value ($)
CHINA
Machinery 0.3%
Yangzijiang Shipbuilding Holdings
Ltd. 1,574,300 2,227,389
5,633,540
DENMARK 5.4%
Banks 0.3%
Jyske Bank A/S (Registered) 10,935 925,476
Spar Nord Bank A/S 9,592 160,268
Sydbank A/S 19,333 1,002,895
2,088,639
Biotechnology 1.0%
Genmab A/S * 26,665 7,977,936
Pharmaceuticals 3.7%
Novo Nordisk A/S, Class B 218,003 27,925,295
Textiles, Apparel & Luxury Goods 0.4%
Pandora A/S 21,096 3,407,513
41,399,383
FINLAND 0.6%
Machinery 0.6%
Cargotec OYJ, Class B * 6,464 450,161
Kone OYJ, Class B 48,165 2,240,360
Konecranes OYJ 22,965 1,191,032
Wartsila OYJ Abp 24,830 377,186
4,258,739
FRANCE 9.1%
Aerospace & Defense 2.5%
Airbus SE 12,129 2,237,268
Dassault Aviation SA 24,833 5,465,386
Safran SA 24,618 5,574,504
Thales SA 29,609 5,047,642
18,324,800
Automobile Components 0.3%
Valeo SE 155,054 1,937,172
Building Products 0.4%
Cie de Saint-Gobain SA 43,548 3,376,965
Chemicals 0.8%
Air Liquide SA 27,710 5,774,791
Construction & Engineering 0.7%
Eiffage SA 48,220 5,467,175
Electrical Equipment 1.3%
Legrand SA 88,571 9,370,632
Nexans SA 5,122 534,772
9,905,404
Financial Services 0.1%
Edenred SE 16,931 902,622
Food Products 0.5%
Danone SA 63,202 4,083,755
Health Care Equipment & Supplies 0.1%
EssilorLuxottica SA 4,960 1,124,899
Insurance 0.0%
†
Coface SA 23,597 372,814
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech * 2,226 634,347
Multi-Utilities 0.2%
Engie SA 33,844 568,740

14 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
FRANCE
Multi-Utilities
Veolia Environnement SA 18,497 600,095
1,168,835
Pharmaceuticals 0.1%
Ipsen SA 6,436 765,004
Professional Services 0.0%
†
Bureau Veritas SA 8,994 274,141
Retail REITs 0.0%
†
Klepierre SA 7,002 181,261
Software 0.4%
Dassault Systemes SE 77,607 3,432,651
Textiles, Apparel & Luxury Goods 1.4%
Hermes International SCA 3,072 7,875,493
LVMH Moet Hennessy Louis
Vuitton SE 2,881 2,605,683
10,481,176
Trading Companies & Distributors 0.2%
Rexel SA 60,353 1,628,706
Transportation Infrastructure 0.0%
†
Getlink SE 18,635 317,178
70,153,696
GEORGIA 0.1%
Banks 0.1%
Bank of Georgia Group plc 9,558 609,943
GERMANY 8.8%
Aerospace & Defense 0.0%
†
Rheinmetall AG 639 359,113
Automobile Components 0.1%
Continental AG 8,306 599,523
Automobiles 0.6%
Bayerische Motoren Werke AG
(Preference) 20,202 2,166,164
Porsche Automobil Holding SE
(Preference) 22,954 1,216,735
Volkswagen AG (Preference) 8,595 1,139,907
4,522,806
Capital Markets 0.5%
Deutsche Boerse AG 18,269 3,738,025
Chemicals 0.0%
†
FUCHS SE (Preference) 7,113 352,243
Construction & Engineering 0.1%
Hochtief AG 8,177 950,131
Diversified Telecommunication Services 1.0%
Deutsche Telekom AG
(Registered) 327,725 7,955,596
Household Products 1.2%
Henkel AG & Co. KGaA 50,854 3,662,633
Henkel AG & Co. KGaA
(Preference) 64,848 5,211,661
8,874,294
Independent Power and Renewable Electricity Producers
0.0%
†
RWE AG 2,775 94,177
Industrial Conglomerates 0.8%
Siemens AG (Registered) 33,227 6,343,203
Common Stocks
Shares Value ($)
GERMANY
Insurance 2.1%
Hannover Rueck SE 13,168 3,603,846
Muenchener Rueckversicherungs -
Gesellschaft AG in Muenchen
(Registered) 24,414 11,912,374
15,516,220
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S (a) 3,299 248,654
IT Services 0.0%
†
Bechtle AG 4,619 244,081
Life Sciences Tools & Services 0.1%
Gerresheimer AG 2,548 286,959
Sartorius AG (Preference) * 1,912 760,417
1,047,376
Machinery 0.5%
Deutz AG 45,994 292,045
GEA Group AG 49,201 2,080,206
Knorr- Bremse AG 19,055 1,441,197
3,813,448
Pharmaceuticals 0.1%
Merck KGaA 3,758 663,243
Software 1.6%
Nemetschek SE 13,950 1,380,404
SAP SE 47,380 9,224,562
TeamViewer SE Reg. S *(a) 55,533 827,021
11,431,987
Textiles, Apparel & Luxury Goods 0.1%
Puma SE 19,246 872,407
Trading Companies & Distributors 0.0%
†
Brenntag SE 3,249 273,687
67,900,214
HONG KONG 1.1%
Insurance 0.7%
AIA Group Ltd. 798,600 5,359,397
Machinery 0.1%
Techtronic Industries Co. Ltd. 30,000 406,729
Real Estate Management & Development 0.3%
Swire Pacific Ltd., Class A 284,500 2,342,697
Swire Pacific Ltd., Class B 142,500 185,846
2,528,543
8,294,669
ISRAEL 0.1%
Financial Services 0.1%
Plus500 Ltd. 46,731 1,065,263
ITALY 2.0%
Banks 1.0%
Banca Monte dei Paschi di Siena
SpA * 124,492 564,094
Banco BPM SpA 217,453 1,447,007
BPER Banca 62,925 297,250
Credito Emiliano SpA 51,808 518,129
UniCredit SpA 111,610 4,235,437
7,061,917
Capital Markets 0.3%
Azimut Holding SpA 62,509 1,698,085
Banca Generali SpA 8,641 343,473
2,041,558

NVIT GS International Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
ITALY
Electrical Equipment 0.3%
Prysmian SpA 51,437 2,686,307
Financial Services 0.2%
Banca Mediolanum SpA 145,376 1,597,650
Insurance 0.2%
Unipol Gruppo SpA 217,866 1,825,357
15,212,789
JAPAN 25.9%
Automobile Components 1.2%
Aisan Industry Co. Ltd. (b) 39,400 439,191
Aisin Corp. (b) 65,700 2,680,802
Sumitomo Electric Industries Ltd. 300,500 4,653,399
Toyo Tire Corp. 71,300 1,347,862
Toyoda Gosei Co. Ltd. 15,200 334,739
9,455,993
Automobiles 3.4%
Honda Motor Co. Ltd. 855,900 10,585,718
Mazda Motor Corp. 347,700 4,066,366
Subaru Corp. 97,500 2,219,104
Toyota Motor Corp. 404,200 10,160,019
27,031,207
Banks 1.3%
Kyoto Financial Group, Inc. (b) 19,200 346,128
Mitsubishi UFJ Financial Group,
Inc. 250,600 2,549,168
Mizuho Financial Group, Inc. 280,200 5,544,070
Sumitomo Mitsui Trust Holdings,
Inc. 62,500 1,347,568
9,786,934
Beverages 0.3%
Asahi Group Holdings Ltd. 54,900 2,015,577
Broadline Retail 0.3%
Takashimaya Co. Ltd. 120,900 1,927,507
Capital Markets 0.7%
Daiwa Securities Group, Inc. 110,300 839,408
Marusan Securities Co. Ltd. (b) 47,100 333,294
Nomura Holdings, Inc. 195,400 1,250,060
Okasan Securities Group, Inc. (b) 142,100 758,327
SBI Holdings, Inc. 40,100 1,050,980
Tokai Tokyo Financial Holdings,
Inc. (b) 266,200 1,059,367
5,291,436
Chemicals 0.1%
Air Water, Inc. 43,800 685,750
Commercial Services & Supplies 0.5%
Dai Nippon Printing Co. Ltd. (b) 40,000 1,226,031
Itoki Corp. (b) 106,400 1,219,977
Kokuyo Co. Ltd. 52,000 849,076
Okamura Corp. 32,600 479,993
3,775,077
Construction & Engineering 0.0%
†
Seikitokyu Kogyo Co. Ltd. (b) 28,800 356,574
Construction Materials 0.1%
Sumitomo Osaka Cement Co. Ltd.
(b) 28,300 707,872
Consumer Staples Distribution & Retail 0.1%
Life Corp. 5,400 138,411
Common Stocks
Shares Value ($)
JAPAN
Consumer Staples Distribution & Retail
Mitsubishi Shokuhin Co. Ltd. 16,300 599,493
737,904
Diversified Telecommunication Services 0.4%
Nippon Telegraph & Telephone
Corp. 2,870,900 3,417,900
Electric Utilities 0.1%
Chubu Electric Power Co., Inc. 12,500 163,042
Kansai Electric Power Co., Inc.
(The) (b) 55,200 786,501
949,543
Electrical Equipment 0.0%
†
Mitsubishi Electric Corp. 10,900 182,700
Electronic Equipment, Instruments & Components 0.3%
Canon Marketing Japan, Inc. 5,400 159,103
Yokogawa Electric Corp. 79,700 1,836,830
1,995,933
Financial Services 1.1%
Mitsubishi HC Capital, Inc. 164,500 1,146,405
ORIX Corp. 230,700 5,044,093
Tokyo Century Corp. (b) 186,000 1,934,014
8,124,512
Food Products 0.3%
Nisshin Seifun Group, Inc. (b) 47,000 647,090
Nissin Foods Holdings Co. Ltd. (b) 71,900 1,982,326
2,629,416
Ground Transportation 0.4%
Central Japan Railway Co. (b) 120,700 2,996,513
Nikkon Holdings Co. Ltd. (b) 5,800 111,826
3,108,339
Health Care Providers & Services 0.1%
Medipal Holdings Corp. 6,800 103,929
Suzuken Co. Ltd. 12,400 377,806
481,735
Hotels, Restaurants & Leisure 0.2%
Zensho Holdings Co. Ltd. (b) 29,600 1,232,547
Household Durables 2.0%
Panasonic Holdings Corp. 548,200 5,230,155
Sekisui House Ltd. 214,400 4,876,761
Sony Group Corp. 58,100 4,979,318
15,086,234
Industrial Conglomerates 0.2%
Hitachi Ltd. 20,800 1,899,866
Insurance 1.3%
MS&AD Insurance Group
Holdings, Inc. 435,300 7,702,214
Sompo Holdings, Inc. 105,900 2,219,967
9,922,181
IT Services 1.2%
Fujitsu Ltd. 126,000 2,017,577
NEC Corp. 37,000 2,692,157
NEC Networks & System
Integration Corp. 37,800 628,351
NS Solutions Corp. 12,100 394,564
SCSK Corp. 189,800 3,519,320
TIS, Inc. 4,200 89,905
9,341,874
Machinery 1.4%
IHI Corp. (b) 164,000 4,387,667
Kurita Water Industries Ltd. 40,000 1,659,666
Mitsubishi Logisnext Co. Ltd. 39,500 479,819

16 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
JAPAN
Machinery
NGK Insulators Ltd. 203,800 2,736,331
Sumitomo Heavy Industries Ltd. 50,600 1,593,454
10,856,937
Marine Transportation 0.1%
Iino Kaiun Kaisha Ltd. (b) 54,000 449,844
Media 0.0%
†
SKY Perfect JSAT Holdings, Inc. 44,500 303,678
Metals & Mining 1.1%
JFE Holdings, Inc. 250,700 4,146,568
Kyoei Steel Ltd. 13,000 202,863
Nippon Steel Corp. (b) 163,900 3,940,801
8,290,232
Oil, Gas & Consumable Fuels 0.5%
ENEOS Holdings, Inc. 833,700 4,013,421
Pharmaceuticals 0.4%
Daiichi Sankyo Co. Ltd. 57,900 1,840,272
Otsuka Holdings Co. Ltd. 13,400 555,730
Santen Pharmaceutical Co. Ltd. 48,700 479,393
2,875,395
Professional Services 0.0%
†
Tanseisha Co. Ltd. 37,200 215,020
Real Estate Management & Development 1.7%
Daiwa House Industry Co. Ltd. 53,200 1,582,385
Nomura Real Estate Holdings, Inc. 199,800 5,649,424
Sumitomo Realty & Development
Co. Ltd. 38,100 1,418,768
Tokyu Fudosan Holdings Corp. 545,300 4,407,002
13,057,579
Semiconductors & Semiconductor Equipment 2.3%
Advantest Corp. (b) 43,600 1,948,447
Disco Corp. 6,100 2,241,162
Mimasu Semiconductor Industry
Co. Ltd. 14,600 296,847
Optorun Co. Ltd. (b) 9,700 131,938
Renesas Electronics Corp. 233,400 4,177,475
SCREEN Holdings Co. Ltd. (b) 13,000 1,691,220
Tokyo Electron Ltd. 26,800 7,028,285
YAC Holdings Co. Ltd. (b) 7,600 125,265
17,640,639
Software 0.5%
Computer Engineering &
Consulting Ltd. 20,500 209,983
Rakus Co. Ltd. (b) 16,500 222,503
Trend Micro, Inc. 61,000 3,102,652
3,535,138
Specialty Retail 0.0%
†
USS Co. Ltd. 34,600 285,991
Technology Hardware, Storage & Peripherals 0.9%
Brother Industries Ltd. (b) 39,800 739,599
Canon, Inc. (b) 120,100 3,575,126
Konica Minolta, Inc. 196,700 643,125
Seiko Epson Corp. (b) 93,500 1,633,211
6,591,061
Trading Companies & Distributors 0.1%
Kanematsu Corp. 17,000 290,121
Sojitz Corp. (b) 29,700 782,603
1,072,724
Transportation Infrastructure 0.1%
Kamigumi Co. Ltd. (b) 22,200 488,329
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services 1.2%
KDDI Corp. (b) 129,300 3,823,137
SoftBank Group Corp. 95,400 5,701,114
9,524,251
199,344,850
NETHERLANDS 7.8%
Banks 0.7%
ABN AMRO Bank NV, CVA Reg.
S (a) 255,144 4,377,022
ING Groep NV 58,155 957,761
5,334,783
Capital Markets 0.2%
Euronext NV Reg. S (a) 9,179 873,040
Van Lanschot Kempen NV, CVA 15,498 526,231
1,399,271
Chemicals 0.1%
Akzo Nobel NV 8,210 612,355
Consumer Staples Distribution & Retail 1.0%
Koninklijke Ahold Delhaize NV 264,840 7,918,671
Financial Services 0.2%
Adyen NV Reg. S *(a) 1,060 1,795,554
Machinery 0.1%
Aalberts NV 16,814 807,622
Oil, Gas & Consumable Fuels 0.7%
Shell plc 162,259 5,428,502
Professional Services 0.4%
Wolters Kluwer NV 19,007 2,976,660
Semiconductors & Semiconductor Equipment 4.4%
ASM International NV 7,774 4,735,964
ASML Holding NV 28,123 27,000,412
BE Semiconductor Industries NV 11,358 1,734,156
33,470,532
59,743,950
NEW ZEALAND 0.4%
Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd. 201,349 573,219
Software 0.3%
Xero Ltd. * 26,467 2,299,885
2,873,104
NORWAY 0.7%
Aerospace & Defense 0.5%
Kongsberg Gruppen ASA 46,257 3,199,071
Construction & Engineering 0.0%
†
Veidekke ASA 22,572 245,060
Food Products 0.0%
†
Orkla ASA 23,482 165,671
Insurance 0.0%
†
Protector Forsikring ASA 13,095 273,864
Marine Transportation 0.2%
Hoegh Autoliners ASA 37,089 316,251
Stolt-Nielsen Ltd. 21,647 797,717
Wallenius Wilhelmsen ASA 47,326 385,139
1,499,107

NVIT GS International Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
NORWAY
Media 0.0%
†
Schibsted ASA, Class B 10,877 331,661
5,714,434
PORTUGAL 0.1%
Consumer Staples Distribution & Retail 0.1%
Jeronimo Martins SGPS SA 30,445 604,071
SINGAPORE 0.8%
Aerospace & Defense 0.1%
Singapore Technologies
Engineering Ltd. 264,800 789,193
Banks 0.4%
Oversea-Chinese Banking Corp.
Ltd. 124,600 1,246,455
United Overseas Bank Ltd. 92,000 1,999,518
3,245,973
Industrial Conglomerates 0.2%
Keppel Ltd. 267,400 1,455,201
Oil, Gas & Consumable Fuels 0.1%
Hafnia Ltd. 86,732 601,253
6,091,620
SPAIN 3.2%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria
SA (b) 54,610 650,571
Banco de Sabadell SA 255,754 401,525
Banco Santander SA 933,330 4,560,455
Bankinter SA (b) 397,248 2,905,147
CaixaBank SA (b) 151,389 733,920
9,251,618
Food Products 0.0%
†
Ebro Foods SA 15,512 258,392
Hotels, Restaurants & Leisure 0.6%
Amadeus IT Group SA 67,639 4,337,831
Specialty Retail 1.4%
Industria de Diseno Textil SA 220,548 11,106,098
24,953,939
SWEDEN 3.3%
Aerospace & Defense 0.3%
Saab AB, Class B 26,276 2,336,636
Banks 0.1%
Swedbank AB, Class A (b) 20,506 406,877
Building Products 0.0%
†
Lindab International AB 12,142 260,412
Capital Markets 0.0%
†
Bure Equity AB 10,867 347,780
Electronic Equipment, Instruments & Components 0.0%
†
Lagercrantz Group AB, Class B 22,438 342,692
Financial Services 1.4%
Industrivarden AB, Class A 9,113 313,500
Investor AB, Class A 50,358 1,250,794
Investor AB, Class B 356,204 8,928,965
10,493,259
Hotels, Restaurants & Leisure 0.3%
Evolution AB Reg. S (a) 15,963 1,982,087
Common Stocks
Shares Value ($)
SWEDEN
Machinery 0.6%
Atlas Copco AB, Class B 88,736 1,309,927
Indutrade AB * 52,514 1,430,544
Trelleborg AB, Class B 54,802 1,958,842
4,699,313
Metals & Mining 0.5%
SSAB AB, Class A 319,697 2,357,518
SSAB AB, Class B 224,542 1,653,527
4,011,045
Professional Services 0.0%
†
AFRY AB 5,581 88,989
Real Estate Management & Development 0.1%
Wihlborgs Fastigheter AB 65,320 604,260
Software 0.0%
†
Fortnox AB * 18,238 113,866
25,687,216
SWITZERLAND 6.4%
Capital Markets 1.4%
Julius Baer Group Ltd. 71,106 4,104,609
UBS Group AG (Registered) 227,659 6,996,827
11,101,436
Chemicals 0.2%
Sika AG (Registered) 5,764 1,716,266
Electrical Equipment 1.2%
ABB Ltd. (Registered) 195,358 9,067,090
Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered) 1,582 457,886
Insurance 0.8%
Zurich Insurance Group AG 12,098 6,523,008
Life Sciences Tools & Services 1.0%
Lonza Group AG (Registered) 12,392 7,419,593
Machinery 0.0%
†
VAT Group AG Reg. S (a) 638 329,975
Pharmaceuticals 1.6%
Novartis AG (Registered) 115,678 11,202,759
Software 0.1%
Temenos AG (Registered) 14,746 1,056,104
Specialty Retail 0.0%
†
Avolta AG * 2,959 123,116
48,997,233
UNITED KINGDOM 8.7%
Aerospace & Defense 1.2%
BAE Systems plc 190,386 3,242,849
Melrose Industries plc 246,364 2,090,903
Rolls-Royce Holdings plc * 665,480 3,578,834
8,912,586
Banks 0.9%
HSBC Holdings plc 538,575 4,209,771
NatWest Group plc 717,035 2,401,305
6,611,076
Broadline Retail 0.3%
Next plc 20,015 2,336,895
Capital Markets 0.2%
3i Group plc 30,000 1,062,718
Investec plc 75,329 504,703
1,567,421

18 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Commercial Services & Supplies 0.1%
Rentokil Initial plc 150,318 897,053
Distributors 0.1%
Inchcape plc 57,762 528,702
Diversified Consumer Services 0.2%
Pearson plc 105,533 1,387,276
Financial Services 0.2%
M&G plc 374,063 1,042,332
OSB Group plc 37,344 177,763
1,220,095
Ground Transportation 0.0%
†
Redde Northgate plc 45,522 219,013
Hotels, Restaurants & Leisure 0.3%
Compass Group plc 61,801 1,811,207
Flutter Entertainment plc * 2,066 412,505
Playtech plc * 44,365 258,602
2,482,314
Household Durables 0.4%
Bellway plc 30,151 1,013,734
Berkeley Group Holdings plc 8,825 530,689
Redrow plc 34,368 288,967
Taylor Wimpey plc 603,021 1,045,117
Vistry Group plc 6,758 104,907
2,983,414
Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd. 124,500 601,897
Smiths Group plc 123,312 2,558,323
3,160,220
Insurance 0.9%
Aviva plc 488,196 3,063,763
Beazley plc 199,628 1,678,910
Direct Line Insurance Group plc * 323,369 796,881
Hiscox Ltd. 41,338 647,389
Lancashire Holdings Ltd. 46,744 364,860
6,551,803
Leisure Products 0.0%
†
Games Workshop Group plc 2,863 363,179
Machinery 0.0%
†
Rotork plc 76,119 316,213
Media 0.0%
†
4imprint Group plc 3,701 296,584
Multi-Utilities 0.7%
Centrica plc 230,030 370,434
National Grid plc 385,027 5,179,949
5,550,383
Oil, Gas & Consumable Fuels 0.7%
BP plc, ADR (b) 139,853 5,269,661
Personal Care Products 0.1%
Unilever plc 20,323 1,019,992
Pharmaceuticals 1.1%
AstraZeneca plc, ADR 125,096 8,475,254
Professional Services 0.1%
RELX plc 13,567 586,217
Software 0.4%
Sage Group plc (The) 202,004 3,226,088
Specialty Retail 0.1%
Dunelm Group plc 41,748 597,336
Common Stocks
Shares Value ($)
UNITED KINGDOM
Tobacco 0.2%
British American Tobacco plc 45,851 1,393,638
Trading Companies & Distributors 0.1%
Travis Perkins plc 74,586 686,410
66,638,823
UNITED STATES 6.1%
Automobiles 0.2%
Stellantis NV 43,550 1,237,791
Construction Materials 1.3%
CRH plc 38,571 3,327,134
Holcim AG 71,134 6,473,809
9,800,943
Electrical Equipment 0.8%
Schneider Electric SE 27,035 6,113,486
Energy Equipment & Services 0.0%
†
Tenaris SA 17,871 353,116
Food Products 1.8%
Nestle SA (Registered) 131,527 13,965,592
Pharmaceuticals 1.4%
GSK plc, ADR (b) 12,206 523,271
Roche Holding AG 12,367 3,157,009
Sanofi SA 72,936 7,156,289
10,836,569
Professional Services 0.0%
†
Experian plc 5,265 229,849
Trading Companies & Distributors 0.6%
Ferguson plc 20,326 4,448,933
46,986,279
Total Common Stocks
(cost $629,237,598) 757,784,681
Repurchase Agreements 1.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024, due
4/1/2024, repurchase price
$106,772, collateralized by
U.S. Government Agency
and Treasury Securities,
ranging from 0.85% -
39.76%, maturing 8/1/2024
- 2/20/2074; total market value
$108,842.(c) 106,708 106,708
MetLife, Inc., 5.31%, dated
3/28/2024, due 4/1/2024,
repurchase price $5,503,245,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2046; total market value
$5,613,902.(c) 5,500,000 5,500,000

NVIT GS International Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 19
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 5.33%, dated
3/28/2024, due 4/1/2024,
repurchase price $7,004,146,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
5/2/2024 - 12/20/2066; total
market value $7,140,002.(c) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $12,606,708) 12,606,708
Total Investments
(cost $641,844,306) — 100.1% 770,391,389
Liabilities in excess of other assets — (0.1)% (790,294)
NET ASSETS — 100.0%
$ 769,601,095
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $12,450,992 which represents 1.62% of net assets.
(b) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $34,860,110, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $12,606,708 and by $26,331,055 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/15/2024 – 2/15/2054, a total value of
$38,937,763.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $12,606,708.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
TOPIX Index 2 6/2024 JPY 363,258 8,133
Net contracts 8,133
As of March 31, 2024, the Fund had $18,599 segregated as collateral with the broker for open futures contracts.
Currency:
JPY Japanese Yen

20 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS International Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 33,921,399 $ – $ 33,921,399
Automobile Components – 11,992,688 – 11,992,688
Automobiles 1,237,791 31,554,013 – 32,791,804
Banks 6,764,667 46,838,796 – 53,603,463
Beverages – 2,015,577 – 2,015,577
Biotechnology – 7,977,936 – 7,977,936
Broadline Retail – 7,670,553 – 7,670,553
Building Products – 3,637,377 – 3,637,377
Capital Markets 1,698,085 23,788,842 – 25,486,927
Chemicals – 9,772,655 – 9,772,655
Commercial Services & Supplies – 9,914,325 – 9,914,325
Construction & Engineering – 7,018,940 – 7,018,940
Construction Materials 3,327,134 7,181,681 – 10,508,815
Consumer Staples Distribution & Retail – 13,367,038 – 13,367,038
Distributors – 528,702 – 528,702
Diversified Consumer Services – 1,387,276 – 1,387,276
Diversified Telecommunication Services – 11,946,715 – 11,946,715
Electric Utilities 163,042 786,501 – 949,543
Electrical Equipment – 27,954,987 – 27,954,987
Electronic Equipment, Instruments &
Components – 2,338,625 – 2,338,625
Energy Equipment & Services 353,116 – – 353,116
Financial Services – 25,382,049 – 25,382,049
Food Products – 21,102,826 – 21,102,826
Ground Transportation – 3,327,352 – 3,327,352
Health Care Equipment & Supplies – 5,814,276 – 5,814,276
Health Care Providers & Services – 679,902 – 679,902
Hotels, Restaurants & Leisure – 10,609,412 – 10,609,412
Household Durables – 18,069,648 – 18,069,648
Household Products – 8,874,294 – 8,874,294
Independent Power and Renewable
Electricity Producers – 94,177 – 94,177
Industrial Conglomerates – 12,858,490 – 12,858,490
Insurance 1,825,357 53,121,238 – 54,946,595
Interactive Media & Services – 248,654 – 248,654
IT Services – 9,585,955 – 9,585,955
Leisure Products – 363,179 – 363,179
Life Sciences Tools & Services – 9,101,316 – 9,101,316
Machinery – 27,716,365 – 27,716,365
Marine Transportation – 1,948,951 – 1,948,951
Media – 931,923 – 931,923
Metals & Mining – 27,170,454 – 27,170,454
Multi-Utilities – 6,719,218 – 6,719,218
Office REITs – 3,003,895 – 3,003,895
Oil, Gas & Consumable Fuels 5,269,661 10,043,176 – 15,312,837
Personal Care Products – 1,019,992 – 1,019,992
Pharmaceuticals 8,998,525 54,781,112 – 63,779,637
Professional Services – 4,370,876 – 4,370,876
Real Estate Management & Development – 16,190,382 – 16,190,382
Retail REITs – 3,627,499 – 3,627,499
Semiconductors & Semiconductor
Equipment – 51,111,171 – 51,111,171
Software – 25,386,341 – 25,386,341
Specialty Retail – 12,112,541 – 12,112,541
Technology Hardware, Storage &
Peripherals – 6,591,061 – 6,591,061
Textiles, Apparel & Luxury Goods – 14,761,096 – 14,761,096
Tobacco – 1,393,638 – 1,393,638
Trading Companies & Distributors – 8,110,460 – 8,110,460

22 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS International Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Level 1 Level 2 Level 3 Total
Assets:
Transportation Infrastructure $ – $ 805,507 $ – $ 805,507
Wireless Telecommunication Services – 9,524,251 – 9,524,251
Total Common Stocks $ 29,637,378 $ 728,147,303 $ – $ 757,784,681
Futures Contracts 8,133 – – 8,133
Repurchase Agreements – 12,606,708 – 12,606,708
Total $ 29,645,511 $ 740,754,011 $ – $ 770,399,522
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 8,133
Total $ 8,133
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Small Cap Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 23
Common Stocks 98.9%
Shares Value ($)
Aerospace & Defense 1.2%
AAR Corp.*(a) 5,703 341,439
Kratos Defense & Security
Solutions, Inc.* 8,375 153,932
National Presto Industries, Inc. 5,876 492,409
Parsons Corp.* 22,397 1,857,831
2,845,611
Automobile Components 1.6%
Adient plc* 5,024 165,390
Cooper-Standard Holdings,
Inc.* 3,527 58,407
Dorman Products, Inc.* 4,665 449,659
Fox Factory Holding Corp.*(a) 2,690 140,068
Goodyear Tire & Rubber Co.
(The)*(a) 97,037 1,332,318
Holley, Inc.*(a) 25,164 112,232
Modine Manufacturing Co.* 16,229 1,544,839
3,802,913
Banks 7.4%
Amalgamated Financial Corp. 18,144 435,456
Ameris Bancorp 18,615 900,594
Axos Financial, Inc.*(a) 2,514 135,857
BancFirst Corp. 10,212 898,962
Bancorp, Inc. (The)* 27,487 919,715
BankUnited, Inc. 9,271 259,588
Banner Corp. 5,159 247,632
Business First Bancshares,
Inc.(a) 8,909 198,493
Byline Bancorp, Inc. 7,703 167,309
Capital City Bank Group, Inc. 3,266 90,468
Civista Bancshares, Inc. 1,278 19,656
Community Trust Bancorp, Inc. 5,414 230,907
CVB Financial Corp. 53,403 952,710
Esquire Financial Holdings,
Inc. 4,567 216,795
Financial Institutions, Inc. 4,495 84,596
First Bancorp 44,166 774,672
First Bancorp, Inc. (The) 1,691 41,666
First Bancshares, Inc. (The)(a) 1,305 33,865
First Commonwealth Financial
Corp. 35,910 499,867
First Financial Bancorp 15,978 358,227
Hancock Whitney Corp. 16,781 772,597
Hanmi Financial Corp. 29,704 472,888
Heartland Financial USA, Inc. 5,033 176,910
Heritage Commerce Corp.(a) 7,649 65,628
Heritage Financial Corp. 35,693 692,087
Home Bancorp, Inc. 8,503 325,750
Home BancShares, Inc. 4,739 116,437
HomeTrust Bancshares, Inc. 3,466 94,760
Hope Bancorp, Inc. 2,014 23,181
Independent Bank Corp. 1,629 41,295
International Bancshares Corp. 18,109 1,016,639
Macatawa Bank Corp. 25,872 253,287
Metrocity Bankshares, Inc. 3,764 93,949
National Bank Holdings Corp.,
Class A 23,141 834,696
Northeast Community
Bancorp, Inc.(a) 10,067 158,354
OFG Bancorp 21,775 801,538
Old Second Bancorp, Inc. 12,122 167,768
Preferred Bank(a) 7,136 547,831
Common Stocks
Shares Value ($)
Banks
Provident Financial Services,
Inc.(a) 10,558 153,830
Renasant Corp. 446 13,969
Sierra Bancorp 4,630 93,526
Southside Bancshares, Inc. 23,755 694,359
Texas Capital Bancshares,
Inc.*(a) 16,203 997,295
Timberland Bancorp, Inc. 3,463 93,224
TrustCo Bank Corp. 21,343 601,019
UMB Financial Corp. 12,736 1,107,905
WesBanco, Inc. 2,561 76,343
17,954,100
Beverages 0.7%
Coca-Cola Consolidated, Inc. 276 233,609
Primo Water Corp. 78,465 1,428,848
1,662,457
Biotechnology 6.7%
4D Molecular Therapeutics,
Inc.*(a) 1,570 50,020
89bio, Inc.*(a) 27,813 323,743
ACADIA Pharmaceuticals,
Inc.* 4,400 81,356
Adicet Bio, Inc.*(a) 12,738 29,934
Agios Pharmaceuticals, Inc.* 2,115 61,843
Akero Therapeutics, Inc.*(a) 2,623 66,257
Aldeyra Therapeutics, Inc.* 11,960 39,109
Alpine Immune Sciences, Inc.* 1,701 67,428
Altimmune, Inc.* 3,185 32,423
Apogee Therapeutics, Inc.*(a) 2,907 193,170
Arcturus Therapeutics
Holdings, Inc.*(a) 5,957 201,168
Aurinia Pharmaceuticals,
Inc.*(a) 126,925 635,894
Beam Therapeutics, Inc.*(a) 16,018 529,235
Biohaven Ltd.*(a) 10,548 576,870
Biomea Fusion, Inc.*(a) 3,359 50,217
Blueprint Medicines Corp.*(a) 5,570 528,370
Celldex Therapeutics, Inc.* 5,763 241,873
Cogent Biosciences, Inc.*(a) 9,886 66,434
Cytokinetics, Inc.*(a) 8,777 615,355
Day One Biopharmaceuticals,
Inc.*(a) 9,680 159,914
Deciphera Pharmaceuticals,
Inc.*(a) 34,635 544,809
Design Therapeutics, Inc.* 13,866 55,880
Editas Medicine, Inc.*(a) 58,524 434,248
Erasca, Inc.*(a) 8,544 17,601
Fate Therapeutics, Inc.*(a) 22,192 162,889
Generation Bio Co.*(a) 12,633 51,416
Ideaya Biosciences, Inc.*(a) 12,472 547,271
Inozyme Pharma, Inc.*(a) 16,643 127,485
Intellia Therapeutics, Inc.*(a) 2,589 71,223
Iovance Biotherapeutics,
Inc.*(a) 8,046 119,242
iTeos Therapeutics, Inc.* 22,190 302,672
Keros Therapeutics, Inc.* 2,947 195,091
Kiniksa Pharmaceuticals Ltd.,
Class A*(a) 39,499 779,315
Kodiak Sciences, Inc.* 33,169 174,469
Krystal Biotech, Inc.*(a) 3,231 574,892
Kura Oncology, Inc.* 7,090 151,230

24 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Biotechnology
Kymera Therapeutics, Inc.* 2,784 111,917
MannKind Corp.*(a) 20,694 93,744
Morphic Holding, Inc.* 9,896 348,339
Mural Oncology plc*(a) 4,257 20,817
Nurix Therapeutics, Inc.*(a) 14,794 217,472
Nuvalent, Inc., Class A* 4,374 328,444
Olema Pharmaceuticals, Inc.* 9,965 112,804
PMV Pharmaceuticals, Inc.* 47,073 80,024
Poseida Therapeutics, Inc.,
Class A*(a) 47,532 151,627
Precigen, Inc.*(a) 17,843 25,872
Protagonist Therapeutics,
Inc.*(a) 3,121 90,291
Relay Therapeutics, Inc.*(a) 56,198 466,443
REVOLUTION Medicines,
Inc.* 25,729 829,246
Rhythm Pharmaceuticals, Inc.* 6,403 277,442
Rigel Pharmaceuticals, Inc.* 27,467 40,651
Rocket Pharmaceuticals,
Inc.*(a) 9,790 263,743
Sana Biotechnology, Inc.*(a) 19,905 199,050
SpringWorks Therapeutics,
Inc.*(a) 3,998 196,782
Sutro Biopharma, Inc.*(a) 75,024 423,886
Syndax Pharmaceuticals, Inc.* 10,463 249,019
Tango Therapeutics, Inc.*(a) 2,925 23,224
TG Therapeutics, Inc.*(a) 33,032 502,417
Verve Therapeutics, Inc.*(a) 30,924 410,671
Viking Therapeutics, Inc.*(a) 15,551 1,275,182
Viridian Therapeutics, Inc.*(a) 4,434 77,639
Y-mAbs Therapeutics, Inc.*(a) 41,704 678,107
16,355,199
Broadline Retail 0.1%
Big Lots, Inc.*(a) 6,805 29,466
Dillard's, Inc., Class A(a) 602 283,927
313,393
Building Products 0.7%
AAON, Inc.(a) 1,198 105,544
American Woodmark Corp.* 2,817 286,376
Masterbrand, Inc.* 49,084 919,834
Simpson Manufacturing Co.,
Inc.(a) 1,054 216,260
UFP Industries, Inc.(a) 1,097 134,942
1,662,956
Capital Markets 0.8%
AssetMark Financial Holdings,
Inc.* 10,375 367,379
Moelis & Co., Class A(a) 12,280 697,135
Open Lending Corp.*(a) 7,926 49,617
Piper Sandler Cos. 408 80,984
StepStone Group, Inc., Class
A(a) 1,901 67,942
StoneX Group, Inc.* 10,566 742,367
2,005,424
Chemicals 1.9%
Core Molding Technologies,
Inc.*(a) 2,879 54,499
HB Fuller Co.(a) 19,899 1,586,746
Ingevity Corp.* 4,087 194,950
Innospec, Inc. 13,146 1,695,045
Common Stocks
Shares Value ($)
Chemicals
Koppers Holdings, Inc. 718 39,612
Minerals Technologies, Inc. 12,009 904,038
Orion SA 7,844 184,491
4,659,381
Commercial Services & Supplies 0.9%
Cimpress plc* 1,421 125,773
Deluxe Corp. 14,475 298,040
Ennis, Inc. 33,958 696,479
Enviri Corp.* 3,381 30,936
Healthcare Services Group,
Inc.* 27,176 339,156
Montrose Environmental
Group, Inc.* 4,923 192,834
Steelcase, Inc., Class A(a) 7,276 95,170
UniFirst Corp. 2,079 360,561
2,138,949
Communications Equipment 0.5%
Calix, Inc.* 1,594 52,857
NetScout Systems, Inc.* 37,611 821,424
Viavi Solutions, Inc.*(a) 27,042 245,812
1,120,093
Construction & Engineering 2.8%
Comfort Systems USA, Inc. 8,037 2,553,435
Dycom Industries, Inc.* 1,192 171,088
Fluor Corp.*(a) 14,729 622,742
IES Holdings, Inc.* 6,633 806,838
Limbach Holdings, Inc.*(a) 3,251 134,656
Primoris Services Corp. 25,822 1,099,243
Sterling Infrastructure, Inc.*(a) 13,789 1,521,065
6,909,067
Construction Materials 1.4%
Knife River Corp.* 19,118 1,550,087
Summit Materials, Inc., Class
A* 38,901 1,733,818
3,283,905
Consumer Finance 0.2%
Regional Management Corp. 8,422 203,897
Upstart Holdings, Inc.*(a) 7,433 199,873
World Acceptance Corp.*(a) 244 35,375
439,145
Consumer Staples Distribution & Retail 0.1%
PriceSmart, Inc. 1,788 150,192
Weis Markets, Inc.(a) 2,511 161,708
311,900
Containers & Packaging 0.0%
†
TriMas Corp.(a) 1,590 42,501
Distributors 0.0%
†
Weyco Group, Inc.(a) 969 30,892
Diversified Consumer Services 2.3%
Adtalem Global Education,
Inc.*(a) 2,571 132,149
Coursera, Inc.* 97,319 1,364,412
Duolingo, Inc., Class A* 4,201 926,657
European Wax Center, Inc.,
Class A*(a) 25,944 336,753
Frontdoor, Inc.* 28,970 943,843
Graham Holdings Co., Class B 115 88,283
Laureate Education, Inc. 20,492 298,568

NVIT GS Small Cap Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Diversified Consumer Services
Perdoceo Education Corp. 4,242 74,490
Strategic Education, Inc.(a) 13,046 1,358,350
5,523,505
Diversified REITs 0.3%
American Assets Trust, Inc. 37,001 810,692
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A*(a) 2,094 38,236
Cogent Communications
Holdings, Inc.(a) 596 38,937
Liberty Latin America Ltd.,
Class A* 5,873 40,935
Liberty Latin America Ltd.,
Class C*(a) 32,713 228,664
Lumen Technologies, Inc.*(a) 38,351 59,827
406,599
Electrical Equipment 3.0%
Allient, Inc. 1,682 60,014
Atkore, Inc.(a) 9,175 1,746,553
Encore Wire Corp.(a) 6,480 1,702,814
FTC Solar, Inc.*(a) 85,937 46,320
NEXTracker, Inc., Class A* 22,812 1,283,631
Powell Industries, Inc. 8,700 1,238,010
Thermon Group Holdings, Inc.* 30,630 1,002,214
TPI Composites, Inc.*(a) 8,434 24,543
Vicor Corp.* 6,404 244,889
7,348,988
Electronic Equipment, Instruments & Components 2.1%
Badger Meter, Inc.(a) 8,711 1,409,527
ePlus, Inc.* 13,201 1,036,806
Evolv Technologies Holdings,
Inc.*(a) 19,142 85,182
Fabrinet*(a) 4,897 925,631
Itron, Inc.* 12,975 1,200,447
TTM Technologies, Inc.* 2,331 36,480
Vishay Precision Group,
Inc.*(a) 14,405 508,929
5,203,002
Energy Equipment & Services 2.2%
Archrock, Inc.(a) 47,159 927,617
Cactus, Inc., Class A(a) 28,218 1,413,440
ChampionX Corp.(a) 32,551 1,168,255
Dril-Quip, Inc.*(a) 15,747 354,780
Helix Energy Solutions Group,
Inc.*(a) 4,167 45,170
Nabors Industries Ltd.*(a) 9,022 777,065
Newpark Resources, Inc.* 24,205 174,760
Oil States International, Inc.* 32,505 200,231
Patterson-UTI Energy, Inc.(a) 20,633 246,358
SEACOR Marine Holdings,
Inc.* 2,134 29,748
Tidewater, Inc.*(a) 734 67,528
5,404,952
Entertainment 0.7%
Eventbrite, Inc., Class A* 46,563 255,165
Madison Square Garden
Entertainment Corp., Class
A* 34,167 1,339,688
1,594,853
Common Stocks
Shares Value ($)
Financial Services 4.8%
A-Mark Precious Metals, Inc.
(a) 27,039 829,827
AvidXchange Holdings,
Inc.*(a) 58,195 765,264
Banco Latinoamericano de
Comercio Exterior SA, Class
E 54,998 1,629,041
Flywire Corp.*(a) 60,036 1,489,493
I3 Verticals, Inc., Class A* 25,433 582,161
Jackson Financial, Inc., Class
A 3,633 240,287
Marqeta, Inc., Class A* 214,825 1,280,357
Merchants Bancorp 11,635 502,399
Mr. Cooper Group, Inc.* 11,136 868,051
NewtekOne, Inc. 2,299 25,289
NMI Holdings, Inc., Class A* 13,483 436,040
Pagseguro Digital Ltd., Class
A* 28,923 413,021
Payoneer Global, Inc.* 119,979 583,098
Remitly Global, Inc.*(a) 32,352 670,981
Repay Holdings Corp., Class
A* 5,310 58,410
StoneCo Ltd., Class A* 78,563 1,304,931
11,678,650
Food Products 0.2%
Lancaster Colony Corp. 2,029 421,281
SunOpta, Inc.* 17,354 119,222
540,503
Ground Transportation 0.2%
ArcBest Corp. 3,266 465,405
Marten Transport Ltd.(a) 7,521 138,988
604,393
Health Care Equipment & Supplies 1.5%
Artivion, Inc.*(a) 6,240 132,038
AtriCure, Inc.*(a) 15,209 462,658
CVRx, Inc.* 5,911 107,639
Embecta Corp.(a) 43,878 582,261
Glaukos Corp.*(a) 1,391 131,157
Inari Medical, Inc.*(a) 10,522 504,846
Lantheus Holdings, Inc.* 14,458 899,866
LeMaitre Vascular, Inc. 2,121 140,750
Pulmonx Corp.* 15,082 139,810
Surmodics, Inc.* 3,359 98,553
Tactile Systems Technology,
Inc.* 935 15,194
UFP Technologies, Inc.*(a) 1,179 297,344
Utah Medical Products, Inc. 214 15,217
3,527,333
Health Care Providers & Services 3.3%
Accolade, Inc.*(a) 14,726 154,328
AdaptHealth Corp., Class A* 2,755 31,710
Alignment Healthcare, Inc.*(a) 59,844 296,826
Brookdale Senior Living,
Inc.*(a) 55,953 369,849
Community Health Systems,
Inc.* 12,033 42,116
Guardant Health, Inc.*(a) 31,664 653,228
HealthEquity, Inc.*(a) 24,882 2,031,118
Hims & Hers Health, Inc.*(a) 72,751 1,125,458
Joint Corp. (The)*(a) 36,044 470,735

26 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
LifeStance Health Group,
Inc.*(a) 4,718 29,110
Nano-X Imaging Ltd.*(a) 11,872 115,989
Option Care Health, Inc.* 8,530 286,096
Pennant Group, Inc. (The)* 35,679 700,379
Privia Health Group, Inc.*(a) 2,227 43,627
Progyny, Inc.*(a) 8,120 309,778
Select Medical Holdings Corp.
(a) 32,204 970,951
US Physical Therapy, Inc.(a) 740 83,524
Viemed Healthcare, Inc.* 45,730 431,234
8,146,056
Health Care REITs 0.0%
†
LTC Properties, Inc.(a) 3,696 120,157
Health Care Technology 0.2%
American Well Corp., Class
A*(a) 18,135 14,702
Health Catalyst, Inc.*(a) 19,739 148,635
HealthStream, Inc. 532 14,183
Phreesia, Inc.*(a) 8,179 195,723
373,243
Hotel & Resort REITs 3.1%
Chatham Lodging Trust 102,655 1,037,842
DiamondRock Hospitality
Co.(a) 141,404 1,358,893
RLJ Lodging Trust 127,150 1,502,913
Ryman Hospitality Properties,
Inc. 17,317 2,002,018
Service Properties Trust(a) 139,458 945,525
Summit Hotel Properties, Inc.
(a) 74,910 487,664
Xenia Hotels & Resorts, Inc.(a) 13,239 198,718
7,533,573
Hotels, Restaurants & Leisure 2.6%
Bloomin' Brands, Inc.(a) 9,714 278,597
Brinker International, Inc.*(a) 4,300 213,624
Cheesecake Factory, Inc.
(The)(a) 10,191 368,405
Chuy's Holdings, Inc.* 22,053 743,848
Denny's Corp.*(a) 58,276 522,153
Dine Brands Global, Inc.(a) 4,499 209,113
Everi Holdings, Inc.* 45,371 455,979
International Game
Technology plc(a) 43,721 987,657
Life Time Group Holdings,
Inc.*(a) 31,473 488,461
Portillo's, Inc., Class A*(a) 56,720 804,290
RCI Hospitality Holdings, Inc. 1,795 104,110
Sabre Corp.* 8,258 19,984
Shake Shack, Inc., Class A* 4,611 479,682
Sweetgreen, Inc., Class A*(a) 5,034 127,159
Xponential Fitness, Inc., Class
A*(a) 27,363 452,584
6,255,646
Household Durables 2.7%
Cricut, Inc., Class A 31,770 151,225
Dream Finders Homes, Inc.,
Class A*(a) 7,051 308,340
Ethan Allen Interiors, Inc.(a) 15,754 544,616
Common Stocks
Shares Value ($)
Household Durables
Green Brick Partners, Inc.* 13,079 787,748
Installed Building Products,
Inc.(a) 1,075 278,135
KB Home 20,635 1,462,609
LGI Homes, Inc.* 9,876 1,149,270
M/I Homes, Inc.* 13,046 1,778,039
6,459,982
Household Products 0.5%
Energizer Holdings, Inc. 9,514 280,092
WD-40 Co.(a) 3,405 862,521
1,142,613
Industrial REITs 0.8%
LXP Industrial Trust(a) 144,189 1,300,585
Terreno Realty Corp. 9,446 627,214
1,927,799
Insurance 3.1%
Ambac Financial Group,
Inc.*(a) 10,500 164,115
BRP Group, Inc., Class A*(a) 18,490 535,100
CNO Financial Group, Inc. 26,325 723,411
Crawford & Co., Class A 21,504 202,783
Employers Holdings, Inc. 20,956 951,193
Genworth Financial, Inc.,
Class A* 71,730 461,224
Goosehead Insurance, Inc.,
Class A*(a) 17,486 1,164,917
James River Group Holdings
Ltd.(a) 70,063 651,586
Mercury General Corp. 11,425 589,530
Oscar Health, Inc., Class A* 8,849 131,585
Palomar Holdings, Inc.* 12,137 1,017,445
Selective Insurance Group,
Inc.(a) 1,541 168,231
Skyward Specialty Insurance
Group, Inc.* 4,703 175,939
Universal Insurance Holdings,
Inc.(a) 33,092 672,429
7,609,488
Interactive Media & Services 0.7%
Cars.com, Inc.* 21,733 373,373
fuboTV, Inc.*(a) 80,688 127,487
Grindr, Inc.* 20,495 207,614
QuinStreet, Inc.*(a) 5,925 104,636
Vimeo, Inc.* 111,974 457,974
Yelp, Inc., Class A* 2,558 100,785
ZipRecruiter, Inc., Class A* 22,155 254,561
1,626,430
IT Services 0.5%
BigCommerce Holdings, Inc.,
Series 1* 6,025 41,512
DigitalOcean Holdings, Inc.*(a) 16,946 646,999
Fastly, Inc., Class A*(a) 17,792 230,762
Rackspace Technology,
Inc.*(a) 62,250 98,355
Thoughtworks Holding, Inc.*(a) 45,870 116,051
1,133,679
Leisure Products 1.1%
Acushnet Holdings Corp. 15,320 1,010,354
Funko, Inc., Class A*(a) 43,765 273,094

NVIT GS Small Cap Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Leisure Products
Malibu Boats, Inc., Class A* 8,567 370,780
MasterCraft Boat Holdings,
Inc.* 18,741 444,536
Topgolf Callaway Brands
Corp.*(a) 33,239 537,475
2,636,239
Life Sciences Tools & Services 0.1%
Adaptive Biotechnologies
Corp.* 28,783 92,393
Quanterix Corp.* 1,217 28,673
121,066
Machinery 2.6%
Atmus Filtration Technologies,
Inc.* 3,649 117,680
Chart Industries, Inc.*(a) 3,457 569,437
Douglas Dynamics, Inc. 15,658 377,671
Federal Signal Corp. 19,888 1,687,895
Franklin Electric Co., Inc. 9,338 997,392
Gencor Industries, Inc.* 2,906 48,501
Gorman-Rupp Co. (The) 5,355 211,790
Greenbrier Cos., Inc. (The)(a) 2,974 154,945
Helios Technologies, Inc. 3,024 135,143
Hillman Solutions Corp.* 36,303 386,264
John Bean Technologies Corp. 1,145 120,099
Kadant, Inc. 163 53,480
Mueller Water Products, Inc.,
Class A 11,781 189,556
Omega Flex, Inc. 1,099 77,952
Proto Labs, Inc.* 2,598 92,879
Standex International Corp.(a) 966 176,025
Terex Corp. 2,411 155,268
Wabash National Corp. 28,717 859,787
6,411,764
Marine Transportation 0.4%
Costamare, Inc.(a) 46,491 527,673
Safe Bulkers, Inc. 69,403 344,239
871,912
Media 0.7%
Cardlytics, Inc.*(a) 4,367 63,278
EW Scripps Co. (The), Class
A*(a) 16,735 65,769
iHeartMedia, Inc., Class A*(a) 24,326 50,841
Magnite, Inc.*(a) 45,834 492,716
TechTarget, Inc.*(a) 15,368 508,373
Thryv Holdings, Inc.*(a) 24,941 554,438
WideOpenWest, Inc.* 7,934 28,721
1,764,136
Metals & Mining 1.5%
ATI, Inc.*(a) 33,222 1,699,970
Carpenter Technology Corp.(a) 23,178 1,655,373
Commercial Metals Co. 1,055 62,002
Kaiser Aluminum Corp. 577 51,561
Materion Corp. 995 131,091
Olympic Steel, Inc. 371 26,296
Ryerson Holding Corp. 1,928 64,588
3,690,881
Mortgage Real Estate Investment Trusts (REITs) 0.8%
Angel Oak Mortgage REIT, Inc. 3,050 32,757
Arbor Realty Trust, Inc.(a) 99,510 1,318,507
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
BrightSpire Capital, Inc., Class
A 17,031 117,344
Ladder Capital Corp., Class
A(a) 10,287 114,494
PennyMac Mortgage
Investment Trust 27,685 406,416
TPG RE Finance Trust, Inc.(a) 3,394 26,202
2,015,720
Multi-Utilities 1.1%
Avista Corp.(a) 34,259 1,199,750
Black Hills Corp.(a) 28,096 1,534,042
2,733,792
Oil, Gas & Consumable Fuels 5.0%
Civitas Resources, Inc. 16,714 1,268,760
DHT Holdings, Inc. 123,755 1,423,182
Dorian LPG Ltd.(a) 35,518 1,366,022
Equitrans Midstream Corp.(a) 40,483 505,633
Excelerate Energy, Inc., Class
A 10,196 163,340
Golar LNG Ltd.(a) 17,065 410,584
International Seaways, Inc.(a) 17,698 941,534
Kosmos Energy Ltd.* 61,102 364,168
Matador Resources Co.(a) 2,680 178,944
Murphy Oil Corp.(a) 3,384 154,649
Nordic American Tankers Ltd. 308,895 1,210,868
PBF Energy, Inc., Class A 7,743 445,764
Peabody Energy Corp. 10,058 244,007
Scorpio Tankers, Inc. 23,522 1,682,999
Teekay Corp.* 91,550 666,484
Teekay Tankers Ltd., Class A 21,341 1,246,528
12,273,466
Passenger Airlines 0.2%
SkyWest, Inc.* 6,222 429,816
Personal Care Products 0.8%
elf Beauty, Inc.* 8,362 1,639,203
Herbalife Ltd.*(a) 41,034 412,392
2,051,595
Pharmaceuticals 0.9%
Amylyx Pharmaceuticals,
Inc.*(a) 15,775 44,801
Axsome Therapeutics, Inc.*(a) 8,406 670,799
Intra-Cellular Therapies, Inc.* 10,631 735,665
Longboard Pharmaceuticals,
Inc.*(a) 7,719 166,730
Phathom Pharmaceuticals,
Inc.*(a) 6,339 67,320
Phibro Animal Health Corp.,
Class A 32,515 420,419
Prestige Consumer
Healthcare, Inc.* 2,758 200,121
2,305,855
Professional Services 2.7%
Asure Software, Inc.*(a) 15,579 121,205
CBIZ, Inc.*(a) 20,340 1,596,690
Conduent, Inc.* 141,394 477,912
CSG Systems International,
Inc. 23,907 1,232,167
ExlService Holdings, Inc.* 51,952 1,652,073
Exponent, Inc.(a) 762 63,010

28 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Professional Services
Franklin Covey Co.*(a) 8,564 336,223
TriNet Group, Inc. 333 44,119
Upwork, Inc.* 92,513 1,134,209
6,657,608
Real Estate Management & Development 1.2%
Compass, Inc., Class A*(a) 109,795 395,262
DigitalBridge Group, Inc.(a) 40,691 784,116
Douglas Elliman, Inc.* 42,369 66,943
Forestar Group, Inc.* 32,387 1,301,633
Redfin Corp.*(a) 55,120 366,548
St Joe Co. (The) 937 54,318
2,968,820
Residential REITs 0.7%
Centerspace 6,687 382,095
NexPoint Residential Trust,
Inc. 34,408 1,107,593
UMH Properties, Inc. 16,511 268,139
1,757,827
Retail REITs 0.3%
Alexander's, Inc.(a) 2,130 462,508
Macerich Co. (The)(a) 11,479 197,783
Tanger, Inc.(a) 5,297 156,421
816,712
Semiconductors & Semiconductor Equipment 1.9%
ACM Research, Inc., Class A* 4,852 141,387
Amkor Technology, Inc. 20,328 655,375
Axcelis Technologies, Inc.* 11,209 1,250,028
FormFactor, Inc.*(a) 11,676 532,776
Onto Innovation, Inc.*(a) 2,462 445,819
PDF Solutions, Inc.*(a) 10,414 350,639
Photronics, Inc.* 9,710 274,987
Rambus, Inc.* 11,366 702,532
SiTime Corp.*(a) 2,794 260,485
4,614,028
Software 7.0%
ACI Worldwide, Inc.* 7,685 255,219
Agilysys, Inc.* 2,286 192,618
Alarm.com Holdings, Inc.* 11,649 844,203
Appfolio, Inc., Class A* 2,947 727,143
Braze, Inc., Class A*(a) 9,200 407,560
C3.ai, Inc., Class A*(a) 28,582 773,715
Cleanspark, Inc.*(a) 30,034 637,021
Clear Secure, Inc., Class A(a) 48,313 1,027,618
Consensus Cloud Solutions,
Inc.* 1,120 17,763
Daily Journal Corp.*(a) 411 148,622
Freshworks, Inc., Class A*(a) 22,858 416,244
Intapp, Inc.*(a) 5,077 174,141
LiveRamp Holdings, Inc.* 11,237 387,676
Marathon Digital Holdings,
Inc.*(a) 26,523 598,889
MicroStrategy, Inc., Class
A*(a) 1,275 2,173,314
Q2 Holdings, Inc.*(a) 21,766 1,144,021
Qualys, Inc.* 673 112,304
Rapid7, Inc.* 4,836 237,157
Red Violet, Inc.*(a) 5,057 98,864
Riot Platforms, Inc.*(a) 27,318 334,372
Sapiens International Corp.
NV 13,910 447,346
Common Stocks
Shares Value ($)
Software
SolarWinds Corp.* 38,232 482,488
SPS Commerce, Inc.* 9,817 1,815,163
Tenable Holdings, Inc.*(a) 31,790 1,571,380
Terawulf, Inc.*(a) 77,360 203,457
Varonis Systems, Inc., Class
B* 37,969 1,790,998
Yext, Inc.*(a) 6,614 39,882
17,059,178
Specialized REITs 0.5%
Four Corners Property Trust,
Inc.(a) 15,717 384,595
Outfront Media, Inc. 34,384 577,307
Uniti Group, Inc.(a) 33,750 199,125
1,161,027
Specialty Retail 3.0%
Abercrombie & Fitch Co.,
Class A* 4,358 546,188
Academy Sports & Outdoors,
Inc.(a) 2,723 183,911
American Eagle Outfitters, Inc.
(a) 11,782 303,858
Beyond, Inc.*(a) 772 27,722
Boot Barn Holdings, Inc.*(a) 234 22,265
Buckle, Inc. (The)(a) 27,247 1,097,237
CarParts.com, Inc.* 52,981 85,829
Carvana Co., Class A*(a) 10,907 958,834
Cato Corp. (The), Class A 10,814 62,397
Leslie's, Inc.*(a) 4,232 27,508
Revolve Group, Inc., Class A* 1,710 36,201
Shoe Carnival, Inc.(a) 2,204 80,755
Sleep Number Corp.* 29,669 475,594
Urban Outfitters, Inc.* 31,559 1,370,292
Warby Parker, Inc., Class A*(a) 73,603 1,001,737
Winmark Corp.(a) 2,101 759,932
Zumiez, Inc.*(a) 14,453 219,541
7,259,801
Technology Hardware, Storage & Peripherals 1.9%
IonQ, Inc.*(a) 2,135 21,329
Super Micro Computer, Inc.* 4,554 4,599,676
4,621,005
Textiles, Apparel & Luxury Goods 0.6%
Figs, Inc., Class A*(a) 28,781 143,329
Oxford Industries, Inc.(a) 11,881 1,335,425
1,478,754
Tobacco 0.1%
Vector Group Ltd. 15,353 168,269
Trading Companies & Distributors 1.7%
Applied Industrial
Technologies, Inc. 3,507 692,808
Beacon Roofing Supply, Inc.* 1,083 106,156
DNOW, Inc.* 57,173 869,030
FTAI Aviation Ltd.(a) 10,228 688,344
H&E Equipment Services, Inc. 495 31,769
McGrath RentCorp 1,375 169,634
MRC Global, Inc.* 54,065 679,597
Rush Enterprises, Inc., Class A 15,995 856,052
4,093,390
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc. 3,493 55,713

NVIT GS Small Cap Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Telephone & Data Systems,
Inc. 7,591 121,608
177,321
Total Common Stocks
(cost $200,793,587) 240,650,004
Repurchase Agreements 19.5%
Principal
Amount ($)
Bank of America NA,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $3,001,777,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 4.00%, maturing
4/1/2042 - 8/1/2045; total
market value $3,060,000.
(b) 3,000,000 3,000,000
BofA Securities, Inc.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $8,004,738,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 6.04%, maturing
2/25/2028 - 10/20/2069;
total market value
$8,160,000.(b) 8,000,000 8,000,000
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $13,333,462,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$13,592,082.(b) 13,325,570 13,325,57 0
MetLife, Inc.,
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $10,005,900,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046;
total market value
$10,207,094.(b) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $8,004,738,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $8,160,003.(b) 8,000,000 8,000,000
Santander US Capital
Markets,
5.34%, dated 3/28/2024,
due 4/1/2024, repurchase
price $5,002,967,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069;
total market value
$5,100,757.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $47,325,570) 47,325,570
Total Investments
(cost $248,119,157) — 118.4% 287,975,574
Liabilities in excess of other assets
— (18.4)% (44,764,566)
NET ASSETS — 100.0%
$ 243,211,008
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $60,507,128, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $47,325,570 and by $14,802,919 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/15/2024 – 2/15/2054, a total value of
$62,128,489.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $47,325,570.
REIT Real Estate Investment Trust

30 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 1 6/2024 USD 107,295 1,849
Net contracts 1,849
As of March 31, 2024, the Fund had $7,150 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT GS Small Cap Equity Insights Fund - March 31, 2024 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

32 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 240,650,004 $ – $ – $ 240,650,004
Futures Contracts 1,849 – – 1,849
Repurchase Agreements – 47,325,570 – 47,325,570
Total $ 240,651,853 $ 47,325,570 $ – $ 287,977,423
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,849
Total $ 1,849
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Large Cap Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 33
Common Stocks 99 .7%
Shares Value ($)
Aerospace & Defense 1 .0%
Lockheed Martin Corp. 19,135 8,703,937
Northrop Grumman Corp. 26,800 12,828,088
21,532,025
Air Freight & Logistics 0 .9%
United Parcel Service, Inc.,
Class B(a) 140,739 20,918,038
Automobile Components 0 .6%
Aptiv plc*(a) 86,598 6,897,531
Lear Corp. 43,205 6,259,540
13,157,071
Automobiles 1 .7%
Ford Motor Co. 1,007,228 13,375,988
General Motors Co. 169,661 7,694,126
Tesla, Inc.* 93,677 16,467,480
37,537,594
Banks 4 .1%
Bank of America Corp. 829,093 31,439,207
Citigroup, Inc. 208,955 13,214,314
East West Bancorp, Inc.(a) 92,758 7,338,085
First Citizens BancShares,
Inc., Class A 3,613 5,907,255
Huntington Bancshares, Inc. 469,072 6,543,554
JPMorgan Chase & Co.(a) 100,908 20,211,872
M&T Bank Corp.(a) 43,458 6,320,532
90,974,819
Beverages 1 .1%
Coca-Cola Europacific
Partners plc(a) 77,684 5,433,996
Constellation Brands, Inc.,
Class A 25,329 6,883,409
Monster Beverage Corp.* 215,885 12,797,663
25,115,068
Biotechnology 1 .3%
AbbVie, Inc. 8,067 1,469,001
Amgen, Inc. 31,917 9,074,641
Biogen, Inc.* 23,517 5,070,971
BioMarin Pharmaceutical, Inc.* 54,648 4,772,956
Moderna, Inc.* 17,955 1,913,285
Neurocrine Biosciences, Inc.* 53,965 7,442,853
29,743,707
Broadline Retail 3 .6%
Amazon.com, Inc.* 446,269 80,498,002
Ollie's Bargain Outlet
Holdings, Inc.* 8,498 676,186
81,174,188
Building Products 0 .5%
Allegion plc(a) 40,102 5,402,140
Builders FirstSource, Inc.* 31,220 6,510,931
11,913,071
Capital Markets 1 .4%
Ameriprise Financial, Inc. 745 326,638
CME Group, Inc. 60,980 13,128,384
Coinbase Global, Inc., Class
A* 1,823 483,314
Morgan Stanley 2,605 245,287
Morningstar, Inc. 2,817 868,678
MSCI, Inc., Class A 9,701 5,436,925
Nasdaq, Inc. 109,154 6,887,617
Common Stocks
Shares Value ($)
Capital Markets
Robinhood Markets, Inc.,
Class A* 132,151 2,660,200
XP, Inc., Class A 58,118 1,491,308
31,528,351
Chemicals 2 .6%
Axalta Coating Systems Ltd.* 163,307 5,616,128
Celanese Corp., Class A(a) 40,694 6,993,671
Ecolab, Inc. 7,866 1,816,259
Linde plc 23,279 10,808,905
RPM International, Inc. 87,769 10,440,123
Sherwin-Williams Co. (The) 64,952 22,559,778
58,234,864
Commercial Services & Supplies 0 .3%
Cintas Corp. 10,465 7,189,769
Communications Equipment 1 .3%
Cisco Systems, Inc. 301,236 15,034,689
Motorola Solutions, Inc. 38,107 13,527,223
28,561,912
Construction Materials 0 .6%
Martin Marietta Materials, Inc. 4,630 2,842,542
Vulcan Materials Co. 41,717 11,385,404
14,227,946
Consumer Finance 0 .5%
American Express Co. 44,120 10,045,683
Consumer Staples Distribution & Retail 1 .2%
Costco Wholesale Corp. 26,087 19,112,119
Performance Food Group
Co.*(a) 81,306 6,068,680
Walmart, Inc. 19,867 1,195,397
26,376,196
Containers & Packaging 0 .3%
Avery Dennison Corp. 32,582 7,273,931
Distributors 0 .1%
Pool Corp. 6,672 2,692,152
Diversified Telecommunication Services 0 .4%
AT&T, Inc. 529,620 9,321,312
Electric Utilities 0 .6%
FirstEnergy Corp. 137,120 5,295,574
Xcel Energy, Inc. 160,690 8,637,088
13,932,662
Electrical Equipment 1 .1%
AMETEK, Inc. 72,604 13,279,272
nVent Electric plc 68,795 5,187,143
Rockwell Automation, Inc. 22,040 6,420,913
24,887,328
Electronic Equipment, Instruments & Components 0 .6%
CDW Corp. 32,164 8,226,908
Keysight Technologies, Inc.* 36,971 5,781,525
14,008,433
Energy Equipment & Services 0 .2%
TechnipFMC plc 165,626 4,158,869
Entertainment 1 .0%
Electronic Arts, Inc. 46,330 6,146,601
Netflix, Inc.* 25,618 15,558,580
21,705,181

34 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks
Shares Value ($)
Financial Services 5 .6%
Affirm Holdings, Inc., Class A* 47,703 1,777,414
Berkshire Hathaway, Inc.,
Class B* 102,713 43,192,871
Fidelity National Information
Services, Inc. 102,955 7,637,202
Fiserv, Inc.*(a) 145,137 23,195,795
Mastercard, Inc., Class A 7,809 3,760,580
Visa, Inc., Class A(a) 141,399 39,461,633
Voya Financial, Inc. 72,176 5,335,250
124,360,745
Food Products 0 .8%
General Mills, Inc. 190,771 13,348,247
McCormick & Co., Inc.
(Non-Voting) 69,489 5,337,450
18,685,697
Gas Utilities 0 .4%
Atmos Energy Corp. 80,141 9,526,361
Ground Transportation 0 .7%
Old Dominion Freight Line, Inc. 30,842 6,763,959
Saia, Inc.*(a) 14,647 8,568,495
15,332,454
Health Care Equipment & Supplies 0 .6%
Align Technology, Inc.* 13,884 4,552,841
Cooper Cos., Inc. (The) 33,715 3,420,724
Edwards Lifesciences Corp.* 4,556 435,371
Zimmer Biomet Holdings, Inc. 40,030 5,283,160
13,692,096
Health Care Providers & Services 3 .7%
Cencora, Inc.(a) 31,049 7,544,597
Centene Corp.* 27,135 2,129,555
CVS Health Corp. 107,204 8,550,591
Elevance Health, Inc. 12,387 6,423,155
Encompass Health Corp. 76,775 6,340,079
Humana, Inc. 28,181 9,770,916
Quest Diagnostics, Inc. 90,203 12,006,921
UnitedHealth Group, Inc. 54,174 26,799,878
Universal Health Services,
Inc., Class B 16,047 2,927,936
82,493,628
Health Care Technology 0 .1%
Veeva Systems, Inc., Class A* 13,807 3,198,944
Hotel & Resort REITs 0 .9%
Host Hotels & Resorts, Inc. 585,892 12,116,247
Park Hotels & Resorts, Inc. 504,762 8,828,287
20,944,534
Hotels, Restaurants & Leisure 2 .3%
Airbnb, Inc., Class A* 10,897 1,797,569
Chipotle Mexican Grill, Inc.,
Class A* 4,947 14,379,791
Darden Restaurants, Inc. 34,220 5,719,873
Domino's Pizza, Inc.(a) 16,406 8,151,813
Expedia Group, Inc.* 48,230 6,643,683
McDonald's Corp. 17,399 4,905,648
Wingstop, Inc. 8,841 3,239,343
Yum! Brands, Inc. 43,602 6,045,417
50,883,137
Household Durables 0 .9%
DR Horton, Inc. 66,009 10,861,781
Common Stocks
Shares Value ($)
Household Durables
Lennar Corp., Class A 50,190 8,631,676
19,493,457
Household Products 1 .0%
Colgate-Palmolive Co. 85,832 7,729,172
Procter & Gamble Co. (The) 91,425 14,833,706
22,562,878
Industrial Conglomerates 0 .5%
General Electric Co. 60,074 10,544,789
Industrial REITs 0 .2%
First Industrial Realty Trust,
Inc. 101,854 5,351,409
Insurance 3 .6%
Allstate Corp. (The) 52,256 9,040,810
American Financial Group,
Inc.(a) 33,629 4,589,686
Arch Capital Group Ltd.* 77,904 7,201,446
Globe Life, Inc. 50,216 5,843,636
Kinsale Capital Group, Inc. 7,393 3,879,403
Marsh & McLennan Cos., Inc. 39,086 8,050,934
MetLife, Inc. 94,869 7,030,742
Progressive Corp. (The) 74,009 15,306,541
Travelers Cos., Inc. (The) 56,179 12,929,035
Unum Group 121,730 6,532,032
80,404,265
Interactive Media & Services 6 .2%
Alphabet, Inc., Class A* 441,247 66,597,410
Alphabet, Inc., Class C* 138,461 21,082,072
Match Group, Inc.*(a) 124,683 4,523,499
Meta Platforms, Inc., Class A 91,807 44,579,643
Pinterest, Inc., Class A* 66,079 2,290,959
139,073,583
IT Services 0 .6%
Accenture plc, Class A 32,646 11,315,430
Okta, Inc., Class A* 8,502 889,479
VeriSign, Inc.* 9,046 1,714,308
13,919,217
Life Sciences Tools & Services 2 .6%
Agilent Technologies, Inc. 50,537 7,353,639
Bruker Corp. 7,265 682,474
Danaher Corp. 41,197 10,287,715
ICON plc* 2,506 841,891
IQVIA Holdings, Inc.* 52,132 13,183,661
Medpace Holdings, Inc.* 17,679 7,144,968
Mettler-Toledo International,
Inc.* 9,880 13,153,145
West Pharmaceutical
Services, Inc. 14,213 5,624,226
58,271,719
Machinery 3 .5%
Caterpillar, Inc.(a) 31,579 11,571,493
Cummins, Inc. 26,599 7,837,395
Fortive Corp. 76,328 6,565,734
Illinois Tool Works, Inc.(a) 26,878 7,212,174
ITT, Inc.(a) 55,457 7,543,816
Otis Worldwide Corp. 28,747 2,853,715
Parker-Hannifin Corp. 23,744 13,196,678
Stanley Black & Decker, Inc. 60,301 5,905,277

NVIT GS Large Cap Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. 69,275 10,091,982
Xylem, Inc. 43,754 5,654,767
78,433,031
Media 0 .4%
Trade Desk, Inc. (The), Class
A* 103,011 9,005,222
Metals & Mining 0 .7%
Steel Dynamics, Inc. 98,446 14,592,651
Multi-Utilities 0 .5%
NiSource, Inc. 202,071 5,589,284
WEC Energy Group, Inc. 75,467 6,197,350
11,786,634
Office REITs 0 .3%
Alexandria Real Estate
Equities, Inc.(a) 48,652 6,271,729
Oil, Gas & Consumable Fuels 2 .6%
Antero Midstream Corp. 85,404 1,200,780
Antero Resources Corp.* 93,400 2,708,600
Cheniere Energy, Inc. 35,749 5,765,599
Chesapeake Energy Corp.(a) 37,800 3,357,774
Chevron Corp. 41,172 6,494,471
Devon Energy Corp. 247,677 12,428,432
Exxon Mobil Corp. 98,128 11,406,399
Marathon Oil Corp. 242,732 6,879,025
Marathon Petroleum Corp. 42,864 8,637,096
58,878,176
Personal Care Products 0 .3%
Kenvue, Inc. 291,437 6,254,238
Pharmaceuticals 2 .2%
AstraZeneca plc, ADR-UK 79,656 5,396,694
Bristol-Myers Squibb Co. 157,530 8,542,852
Eli Lilly & Co. 25,012 19,458,335
Johnson & Johnson 61,901 9,792,119
Merck & Co., Inc. 12,326 1,626,416
Zoetis, Inc., Class A 32,377 5,478,512
50,294,928
Professional Services 0 .3%
Equifax, Inc. 2,147 574,365
FTI Consulting, Inc.* 29,964 6,301,130
6,875,495
Real Estate Management & Development 0 .4%
CoStar Group, Inc.* 86,048 8,312,237
Residential REITs 0 .2%
AvalonBay Communities, Inc. 29,263 5,430,042
Semiconductors & Semiconductor Equipment 8 .3%
Advanced Micro Devices, Inc.* 6,542 1,180,765
Applied Materials, Inc. 105,760 21,810,885
Broadcom, Inc. 5,507 7,299,033
Enphase Energy, Inc.* 42,449 5,135,480
Intel Corp. 48,392 2,137,475
KLA Corp. 23,169 16,185,168
Marvell Technology, Inc. 102,559 7,269,382
Micron Technology, Inc. 70,989 8,368,893
MKS Instruments, Inc. 62,298 8,285,634
NVIDIA Corp. 97,126 87,759,168
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc. 117,922 20,543,192
185,975,075
Software 12 .7%
Adobe, Inc.* 21,521 10,859,497
AppLovin Corp., Class A*(a) 127,150 8,801,323
Crowdstrike Holdings, Inc.,
Class A* 38,902 12,471,592
Dropbox, Inc., Class A* 81,048 1,969,466
Dynatrace, Inc.* 107,598 4,996,851
Fair Isaac Corp.* 3,705 4,629,805
HubSpot, Inc.* 5,840 3,659,110
Intuit, Inc. 41,284 26,834,600
Manhattan Associates, Inc.* 3,210 803,238
Microsoft Corp. 349,872 147,198,148
Oracle Corp. 148,261 18,623,064
Palantir Technologies, Inc.,
Class A* 360,407 8,292,965
Salesforce, Inc. 64,920 19,552,606
ServiceNow, Inc.* 14,387 10,968,649
Workday, Inc., Class A* 18,481 5,040,693
284,701,607
Specialized REITs 0 .4%
American Tower Corp. 35,884 7,090,319
Lamar Advertising Co., Class A 4,949 590,960
SBA Communications Corp.,
Class A 7,011 1,519,284
9,200,563
Specialty Retail 1 .9%
Five Below, Inc.* 13,723 2,489,078
Home Depot, Inc. (The) 8,857 3,397,545
Lowe's Cos., Inc. 39,957 10,178,247
Ross Stores, Inc. 143,352 21,038,339
Ulta Beauty, Inc.* 12,050 6,300,704
43,403,913
Technology Hardware, Storage & Peripherals 6 .3%
Apple, Inc. 724,195 124,184,959
Dell Technologies, Inc., Class
C 144,032 16,435,491
140,620,450
Textiles, Apparel & Luxury Goods 0 .7%
Deckers Outdoor Corp.* 8,531 8,029,889
NIKE, Inc., Class B 77,042 7,240,407
15,270,296
Trading Companies & Distributors 0 .3%
Fastenal Co. 92,727 7,152,961
Total Common Stocks
(cost $1,655,024,239) 2,237,408,331

36 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Large Cap Equity Fund
Repurchase Agreements 1 .9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $6,008,152,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $6,124,687.
(b) 6,004,595 6,004,595
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $15,008,884,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$15,300,000.(b) 15,000,000 15,000,000
MetLife, Inc.,
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $10,005,900,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046;
total market value
$10,207,094.(b) 10,000,000 10,000,000
Pershing LLC,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $10,005,923,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $10,200,003.(b) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
5.34%, dated 3/28/2024,
due 4/1/2024, repurchase
price $1,250,742,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069;
total market value
$1,275,189.(b) 1,250,000 1,250,000
Total Repurchase Agreements
(cost $42,254,595) 42,254,595
Total Investments
(cost $1,697,278,834) — 101.6% 2,279,662,926
Liabilities in excess of other assets — (1.6)% (36,561,233)
NET ASSETS — 100.0%
$ 2,243,101,693
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $68,208,638, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $42,254,595 and by $27,269,320 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/15/2024 – 2/15/2054, a total value of
$69,523,915.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $42,254,595.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom

NVIT GS Large Cap Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 37
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

38 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT GS Large Cap Equity Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of March 31, 2024, the Fund had no open futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,237,408,331 $ – $ – $ 2,237,408,331
Repurchase Agreements – 42,254,595 – 42,254,595
Total $ 2,237,408,331 $ 42,254,595 $ – $ 2,279,662,926
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT U.S. 130/30 Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 39
Common Stocks 97.8%
Shares Value ($)
Automobile Components 1.1%
BorgWarner, Inc. 32,300 1,122,102
Lear Corp. 66,629 9,653,210
10,775,312
Automobiles 0.9%
General Motors Co. 186,253 8,446,574
Banks 1.8%
Comerica, Inc. 120,213 6,610,513
KeyCorp 685,171 10,832,553
17,443,066
Biotechnology 2.4%
Exelixis, Inc.* 34,857 827,156
Incyte Corp.* 116,340 6,627,890
Ionis Pharmaceuticals, Inc.* 44,104 1,911,908
Neurocrine Biosciences, Inc.* 36,041 4,970,775
Sarepta Therapeutics, Inc.* 45,956 5,949,464
Ultragenyx Pharmaceutical,
Inc.* 58,119 2,713,576
23,000,769
Broadline Retail 2.8%
Amazon.com, Inc.* 91,429 16,491,963
eBay, Inc. 99,776 5,266,177
Etsy, Inc.* 43,229 2,970,697
MercadoLibre, Inc.* 1,100 1,663,156
26,391,993
Capital Markets 0.9%
LPL Financial Holdings, Inc. 28,839 7,619,264
State Street Corp. 15,520 1,200,006
TPG, Inc., Class A 1,740 77,778
8,897,048
Chemicals 3.5%
Dow, Inc. 223,461 12,945,095
DuPont de Nemours, Inc. 149,228 11,441,311
Eastman Chemical Co. 11,404 1,142,909
Huntsman Corp. 282,400 7,350,872
32,880,187
Construction & Engineering 1.1%
AECOM 107,429 10,536,636
Consumer Finance 1.8%
SLM Corp. 205,098 4,469,085
Synchrony Financial 288,748 12,450,814
16,919,899
Consumer Staples Distribution & Retail 0.1%
Maplebear, Inc.* 24,686 920,541
Distributors 0.4%
Genuine Parts Co. 27,348 4,237,026
Diversified Consumer Services 0.2%
Duolingo, Inc., Class A* 6,817 1,503,694
Diversified Telecommunication Services 0.4%
Iridium Communications, Inc. 132,604 3,468,921
Electric Utilities 3.6%
Exelon Corp. 279,142 10,487,365
NRG Energy, Inc. 217,065 14,693,130
Pinnacle West Capital Corp. 122,830 9,179,086
34,359,581
Common Stocks
Shares Value ($)
Entertainment 1.5%
Live Nation Entertainment,
Inc.* 131,463 13,904,842
Playtika Holding Corp. 25,182 177,533
Roku, Inc., Class A* 8,225 536,023
14,618,398
Financial Services 4.8%
Corebridge Financial, Inc. 248,380 7,135,958
Mastercard, Inc., Class A 44,879 21,612,380
PayPal Holdings, Inc.* 252,090 16,887,509
45,635,847
Food Products 1.1%
Archer-Daniels-Midland Co. 150,608 9,459,688
Tyson Foods, Inc., Class A 23,519 1,381,271
10,840,959
Ground Transportation 5.3%
JB Hunt Transport Services,
Inc. 42,042 8,376,869
Landstar System, Inc. 3,191 615,097
Lyft, Inc., Class A* 423,074 8,186,482
Old Dominion Freight Line, Inc. 58,420 12,812,090
Schneider National, Inc., Class
B 28,249 639,557
Uber Technologies, Inc.* 250,486 19,284,917
49,915,012
Health Care Equipment & Supplies 0.5%
Tandem Diabetes Care, Inc.* 139,756 4,948,760
Health Care Providers & Services 4.3%
Cardinal Health, Inc. 101,932 11,406,191
Elevance Health, Inc. 34,692 17,989,189
Humana, Inc. 12,922 4,480,316
Molina Healthcare, Inc.* 16,313 6,701,870
40,577,566
Hotels, Restaurants & Leisure 3.9%
Airbnb, Inc., Class A* 34,256 5,650,870
Booking Holdings, Inc. 4,858 17,624,241
Domino's Pizza, Inc. 26,839 13,335,762
Expedia Group, Inc.* 4,432 610,508
37,221,381
Household Durables 3.3%
DR Horton, Inc. 84,810 13,955,485
Lennar Corp., Class A 77,521 13,332,062
NVR, Inc.* 506 4,098,580
31,386,127
Independent Power and Renewable Electricity Producers
0.3%
Vistra Corp. 38,594 2,688,072
Insurance 5.5%
Allstate Corp. (The) 80,884 13,993,741
Brighthouse Financial, Inc.* 108,409 5,587,400
Everest Group Ltd. 21,327 8,477,482
Hartford Financial Services
Group, Inc. (The) 15,715 1,619,431
Progressive Corp. (The) 44,332 9,168,744
Reinsurance Group of
America, Inc. 46,926 9,051,087
RLI Corp. 2,428 360,485
Travelers Cos., Inc. (The) 13,399 3,083,646

40 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Insurance
W R Berkley Corp. 11,207 991,147
52,333,163
Interactive Media & Services 1.9%
Alphabet, Inc., Class C* 105,175 16,013,946
Meta Platforms, Inc., Class A 3,487 1,693,217
17,707,163
IT Services 1.9%
DXC Technology Co.* 93,500 1,983,135
EPAM Systems, Inc.* 20,251 5,592,516
VeriSign, Inc.* 55,571 10,531,260
18,106,911
Life Sciences Tools & Services 1.1%
Illumina, Inc.* 77,461 10,636,945
Machinery 1.9%
AGCO Corp. 50,190 6,174,374
Oshkosh Corp. 18,062 2,252,512
Otis Worldwide Corp. 93,763 9,307,853
17,734,739
Media 2.6%
Fox Corp., Class A 86,089 2,692,003
Interpublic Group of Cos., Inc.
(The) 142,152 4,638,420
Omnicom Group, Inc. 133,524 12,919,782
Paramount Global, Class B 355,112 4,179,668
24,429,873
Oil, Gas & Consumable Fuels 4.0%
Marathon Petroleum Corp. 74,105 14,932,157
Phillips 66 40,561 6,625,234
Valero Energy Corp. 96,943 16,547,201
38,104,592
Paper & Forest Products 0.6%
Louisiana-Pacific Corp. 63,079 5,292,959
Professional Services 4.1%
Automatic Data Processing,
Inc. 66,792 16,680,634
KBR, Inc. 107,287 6,829,891
Paycom Software, Inc. 25,338 5,042,515
Robert Half, Inc. 109,487 8,680,129
TriNet Group, Inc. 15,433 2,044,718
39,277,887
Real Estate Management & Development 0.3%
Howard Hughes Holdings,
Inc.* 34,776 2,525,433
Residential REITs 1.1%
Camden Property Trust 65,912 6,485,741
Essex Property Trust, Inc. 17,345 4,246,229
10,731,970
Semiconductors & Semiconductor Equipment 7.6%
Amkor Technology, Inc. 40,346 1,300,755
Cirrus Logic, Inc.* 18,054 1,671,078
Intel Corp. 283,135 12,506,073
NVIDIA Corp. 56,369 50,932,774
Teradyne, Inc. 52,183 5,887,808
72,298,488
Software 11.5%
Adobe, Inc.* 3,776 1,905,370
Atlassian Corp., Class A* 52,024 10,150,403
Common Stocks
Shares Value ($)
Software
DoubleVerify Holdings, Inc.* 30,108 1,058,597
Dropbox, Inc., Class A* 148,276 3,603,107
Fortinet, Inc.* 215,937 14,750,656
Gitlab, Inc., Class A* 13,502 787,437
Guidewire Software, Inc.* 70,731 8,255,015
Microsoft Corp. 115,595 48,633,128
Nutanix, Inc., Class A* 49,845 3,076,433
Procore Technologies, Inc.* 24,965 2,051,374
Qualys, Inc.* 18,099 3,020,180
RingCentral, Inc., Class A* 66,257 2,301,768
SentinelOne, Inc., Class A* 131,405 3,063,051
Smartsheet, Inc., Class A* 89,379 3,441,091
Tenable Holdings, Inc.* 52,325 2,586,425
Teradata Corp.* 23,340 902,558
109,586,593
Specialty Retail 0.7%
Advance Auto Parts, Inc. 81,453 6,930,836
Petco Health & Wellness Co.,
Inc., Class A* 29,900 68,172
6,999,008
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. 385,879 66,170,531
Total Investments
(cost $703,549,951) — 97.8% 929,549,624
Other assets in excess of liabilities — 2.2% 20,800,083
NET ASSETS — 100.0%
$ 950,349,707
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

NVIT U.S. 130/30 Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 41
OTC Total return swap contracts outstanding as of March 31, 2024 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Advance Auto Parts,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 57,755 48,514 48,514
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 23,717 1,660 1,660
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 22,072 125,590 125,590
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 28,784 229,696 229,696
Allstate Corp. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 1,134 2,495 2,495
Amkor Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 15,108 11,463 11,463
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 35,494 35,849 35,849
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 17,279 30,584 30,584
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 60,423 72,924 72,924
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 36,431 1,822 1,822
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 25,084 25,335 25,335
BorgWarner, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 226,773 272,128 272,128
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 38,560 79,048 79,048
Centene Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 78,875 72,565 72,565
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 33,651 108,020 108,020
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 9,277 9,648 9,648
Dell Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 34,337 18,542 18,542
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 35,237 54,617 54,617
DoubleVerify
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 50,122 101,748 101,748

42 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
DXC Technology Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 218,564 124,581 124,581
eBay, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 136,699 269,297 269,297
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 9,525 73,914 73,914
Erie Indemnity Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 7,881 34,598 34,598
Essex Property
Trust, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 7,549 71,942 71,942
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 65,316 202,480 202,480
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 2,625 28,718 28,718
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,635 196 196
First Horizon Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 239,693 182,167 182,167
Fluor Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 30,150 38,291 38,291
Fox Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 190,447 180,925 180,925
Genuine Parts Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 40,853 138,900 138,900
Guidewire Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 6,833 6,081 6,081
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 26,416 139,477 139,477
Hartford Financial
Services Group, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 106,413 278,802 278,802
Howard Hughes
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 4,404 5,417 5,417
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 57,510 49,459 49,459
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 50,410 21,172 21,172
Iridium
Communications,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 9,716 6,801 6,801

NVIT U.S. 130/30 Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 15,356 85,072 85,072
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 8,077 19,223 19,223
Kyndryl Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 236,407 96,927 96,927
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 63,796 115,471 115,471
Maplebear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 12,967 9,725 9,725
Mastercard, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 5,708 27,227 27,227
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 31,799 45,563 45,563
MicroStrategy, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 1,397 240,885 240,885
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,722 7,619 7,619
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 991 232,845 232,845
Old Dominion
Freight Line, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 8,862 25,788 25,788
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,547 18,079 18,079
Otis Worldwide
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 44,587 43,695 43,695
Paramount Global OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 208,297 93,734 93,734
Petco Health &
Wellness Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 118,965 43,398 43,398
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 55,265 372,486 372,486
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 150,691 31,645 31,645
Qualys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 19,261 37,944 37,944
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 1,785 660 660

44 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 58,948 38,316 38,316
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 6,202 19,102 19,102
Robert Half, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 11,176 26,599 26,599
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 129,538 110,107 110,107
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 46,459 20,322 20,322
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 245,143 186,309 186,309
Smartsheet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 19,099 7,640 7,640
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 123,143 20,934 20,934
State Street Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 19,742 36,128 36,128
Stericycle, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 87,194 – –
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,616 66,523 66,523
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 13,275 22,833 22,833
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 41,577 66,523 66,523
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 56,956 273,958 273,958
TPG, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 8 3 3
Travelers Cos., Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 18,930 109,983 109,983
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 175,820 184,611 184,611
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 69,890 85,965 85,965
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 7,353 33,162 33,162

NVIT U.S. 130/30 Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 6,507 15,682 15,682
ZoomInfo
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 142,680 87,035 87,035
– –
Total unrealized appreciation 6,115,187 6,115,187
– –
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 58,752 (94,591) (94,591)
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 49,016 (118,619) (118,619)
Advanced Drainage
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,660 (20,690) (20,690)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 471,302 (188,521) (188,521)
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 77,253 (187,725) (187,725)
Albemarle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 42,444 (557,290) (557,290)
Alnylam
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 12,838 (32,352) (32,352)
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 45,476 (101,411) (101,411)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 25,525 (248,869) (248,869)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 55,333 (33,753) (33,753)
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 2,647 (6,353) (6,353)
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 25,226 (104,436) (104,436)
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 128,009 (24,322) (24,322)
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 44,426 (83,965) (83,965)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 41 (177) (177)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 42,655 (52,573) (52,573)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 42,435 (148,098) (148,098)

46 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 276 (6,748) (6,748)
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 8,551 (34,204) (34,204)
Bridgebio Pharma,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 16,027 (18,591) (18,591)
Bright Horizons
Family Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 20,002 (7,201) (7,201)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 56,921 (157,102) (157,102)
Certara, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 80,354 (57,855) (57,855)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 42,234 (125,857) (125,857)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 28,268 (101,482) (101,482)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 41,278 (44,580) (44,580)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 75,761 (71,215) (71,215)
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 159,405 (213,603) (213,603)
Confluent, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 123,093 (59,085) (59,085)
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 13,633 (51,124) (51,124)
Crowdstrike
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 4,475 (42,154) (42,154)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 16,759 (25,641) (25,641)
Driven Brands
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 68,976 (66,907) (66,907)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 240,631 (36,095) (36,095)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 49,286 (56,679) (56,679)
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 39,213 (9,411) (9,411)

NVIT U.S. 130/30 Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 23,621 (90,232) (90,232)
FirstCash Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 23,555 (86,918) (86,918)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 37,801 (43,471) (43,471)
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 14,105 (46,970) (46,970)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 19,184 (33,764) (33,764)
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 52,575 (73,605) (73,605)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 219,678 (166,955) (166,955)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 266,505 (166,566) (166,566)
Ginkgo Bioworks
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 6.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 763,041 (68,674) (68,674)
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 91,923 (185,684) (185,684)
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 65,612 (39,367) (39,367)
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 316,252 (344,715) (344,715)
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 23,961 (18,570) (18,570)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 29,700 (194,832) (194,832)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 6,081 (4,622) (4,622)
Iron Mountain, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 68,234 (198,561) (198,561)
Kirby Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 35,256 (7,404) (7,404)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 6,289 (15,597) (15,597)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 17,294 (12,106) (12,106)

48 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 23,996 (62,869) (62,869)
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 16,263 (100,831) (100,831)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 7.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,038,831 (747,958) (747,958)
MercadoLibre, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 527 (13,438) (13,438)
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 6,963 (68,307) (68,307)
Mister Car Wash,
Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 88,419 (27,410) (27,410)
MKS Instruments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 44,754 (300,299) (300,299)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 17,988 (136,889) (136,889)
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 15,487 (129,316) (129,316)
Natera, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 38,036 (55,533) (55,533)
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 22,047 (71,432) (71,432)
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 466,485 (9,330) (9,330)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 66,605 (133,210) (133,210)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 14,558 (320,422) (320,422)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 274,837 (186,889) (186,889)
ONEOK, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 62,435 (93,652) (93,652)
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 20,799 (12,479) (12,479)
Patterson-UTI
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 75,418 (18,854) (18,854)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 1.70% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 121,735 (26,782) (26,782)

NVIT U.S. 130/30 Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Procore
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 47,461 (9,018) (9,018)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 17,109 (80,070) (80,070)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 26,833 (2,147) (2,147)
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 12,351 (84,851) (84,851)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 45,384 (4,538) (4,538)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 119,278 (57,253) (57,253)
SPS Commerce,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 5,914 (24,839) (24,839)
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 30,727 (76,510) (76,510)
STERIS plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,819 (39,003) (39,003)
Sunrun, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 118,496 (225,142) (225,142)
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 27,415 (49,895) (49,895)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 12,140 (71,262) (71,262)
TFS Financial Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 17,222 (10,032) (10,032)
TKO Group
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 10,766 (1,938) (1,938)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 2,809 (13,146) (13,146)
Union Pacific Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 19,601 (128,191) (128,191)
US Bancorp Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 90,338 (95,045) (95,045)
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 34,890 (31,052) (31,052)
Viasat, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 86,675 (76,274) (76,274)

50 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 579,407 (202,792) (202,792)
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 73,760 (90,725) (90,725)
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 179,361 (159,631) (159,631)
Wolfspeed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 52,063 (133,802) (133,802)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 79,093 (98,075) (98,075)
– –
Total unrealized depreciation (9,269,023) (9,269,023)
– –
Net unrealized depreciation (3,153,836) (3,153,836)
Financing Costs of Swap Contracts (253,151) (253,151)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (3,406,987) (3,406,987)
OBFR Overnight Bank Funding Rate

NVIT U.S. 130/30 Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 51
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

52 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT U.S. 130/30 Equity Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 929,549,624 $ – $ – $ 929,549,624
Total Return Swaps† – 6,115,187 – 6,115,187
Total Assets $ 929,549,624 $ 6,115,187 $ – $ 935,664,811
Liabilities:
Total Return Swaps† $ – $ (9,522,174) $ – $ (9,522,174)
Total Liabilities $ – $ (9,522,174) $ – $ (9,522,174)
Total $ 929,549,624 $ (3,406,987) $ – $ 926,142,637
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT U.S. 130/30 Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 53
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 6,115,187
Total $ 6,115,187
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (9,522,174)
Total $ (9,522,174)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2024 (Unaudited) - Statement of Investments - 1
Common Stocks 87 .6%
Shares Value ($)
Aerospace & Defense 1 .3%
Axon Enterprise, Inc.* 3,268 1,022,492
Boeing Co. (The)* 26,959 5,202,817
General Dynamics Corp. 10,672 3,014,733
Howmet Aerospace, Inc. 18,011 1,232,493
Huntington Ingalls Industries,
Inc. 1,768 515,319
L3Harris Technologies, Inc. 8,922 1,901,278
Lockheed Martin Corp. 10,109 4,598,281
Northrop Grumman Corp. 6,706 3,209,894
RTX Corp. 62,367 6,082,654
Textron, Inc. 8,987 862,123
TransDigm Group, Inc. 2,614 3,219,402
30,861,486
Air Freight & Logistics 0 .4%
CH Robinson Worldwide, Inc. 5,719 435,445
Expeditors International of
Washington, Inc. 6,648 808,197
FedEx Corp. 10,806 3,130,931
United Parcel Service, Inc.,
Class B 33,997 5,052,974
9,427,547
Automobile Components 0 .1%
Aptiv plc* 13,338 1,062,372
BorgWarner, Inc. 10,119 351,534
1,413,906
Automobiles 1 .2%
Ford Motor Co.(a) 181,792 2,414,198
General Motors Co. 55,013 2,494,839
Tesla, Inc.* 130,240 22,894,890
27,803,927
Banks 3 .0%
Bank of America Corp. 323,626 12,271,898
Citigroup, Inc. 89,455 5,657,134
Citizens Financial Group, Inc. 21,466 779,001
Comerica, Inc. 5,755 316,468
Fifth Third Bancorp 31,458 1,170,552
Huntington Bancshares, Inc. 69,395 968,060
JPMorgan Chase & Co. 135,891 27,218,967
KeyCorp 45,865 725,126
M&T Bank Corp.(a) 8,055 1,171,519
PNC Financial Services
Group, Inc. (The) 18,709 3,023,374
Regions Financial Corp.(a) 42,569 895,652
Truist Financial Corp. 62,692 2,443,734
US Bancorp 72,986 3,262,474
Wells Fargo & Co. 169,164 9,804,746
69,708,705
Beverages 1 .2%
Brown-Forman Corp., Class B 8,127 419,516
Coca-Cola Co. (The) 182,899 11,189,761
Constellation Brands, Inc.,
Class A 7,561 2,054,777
Keurig Dr Pepper, Inc. 49,960 1,532,273
Molson Coors Beverage Co.,
Class B 8,404 565,169
Monster Beverage Corp.* 34,658 2,054,526
PepsiCo, Inc. 64,605 11,306,521
29,122,543
Common Stocks
Shares Value ($)
Biotechnology 1 .7%
AbbVie, Inc. 82,989 15,112,297
Amgen, Inc. 25,148 7,150,080
Biogen, Inc.* 6,791 1,464,343
Gilead Sciences, Inc. 58,568 4,290,106
Incyte Corp.* 8,741 497,975
Moderna, Inc.* 15,500 1,651,680
Regeneron Pharmaceuticals,
Inc.* 4,966 4,779,725
Vertex Pharmaceuticals, Inc.* 12,113 5,063,355
40,009,561
Broadline Retail 3 .3%
Amazon.com, Inc.* 429,667 77,503,333
eBay, Inc. 24,027 1,268,145
Etsy, Inc.* 5,573 382,977
79,154,455
Building Products 0 .5%
A O Smith Corp. 6,127 548,121
Allegion plc 4,377 589,626
Builders FirstSource, Inc.* 5,782 1,205,836
Carrier Global Corp. 39,740 2,310,086
Johnson Controls International
plc 32,034 2,092,461
Masco Corp. 10,750 847,960
Trane Technologies plc 10,696 3,210,939
10,805,029
Capital Markets 2 .5%
Ameriprise Financial, Inc. 4,707 2,063,737
Bank of New York Mellon
Corp. (The) 35,782 2,061,759
BlackRock, Inc. 6,573 5,479,910
Blackstone, Inc.(a) 33,813 4,442,014
Cboe Global Markets, Inc. 4,861 893,112
Charles Schwab Corp. (The) 69,953 5,060,400
CME Group, Inc. 16,884 3,634,956
FactSet Research Systems,
Inc. 1,751 795,637
Franklin Resources, Inc. 13,898 390,673
Goldman Sachs Group, Inc.
(The) 15,329 6,402,770
Intercontinental Exchange, Inc. 26,916 3,699,066
Invesco Ltd. 22,566 374,370
MarketAxess Holdings, Inc. 1,591 348,827
Moody's Corp. 7,417 2,915,103
Morgan Stanley 58,887 5,544,800
MSCI, Inc., Class A 3,776 2,116,259
Nasdaq, Inc. 16,226 1,023,861
Northern Trust Corp.(a) 10,036 892,401
Raymond James Financial,
Inc. 9,032 1,159,889
S&P Global, Inc. 15,103 6,425,571
State Street Corp. 13,912 1,075,676
T. Rowe Price Group, Inc. 10,858 1,323,807
58,124,598
Chemicals 1 .4%
Air Products & Chemicals, Inc. 10,449 2,531,479
Albemarle Corp.(a) 5,773 760,535
Celanese Corp., Class A(a) 4,658 800,524
CF Industries Holdings, Inc. 9,223 767,446
Corteva, Inc. 32,947 1,900,053
Dow, Inc. 32,932 1,907,751

2 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals
DuPont de Nemours, Inc. 20,207 1,549,271
Eastman Chemical Co. 5,829 584,182
Ecolab, Inc. 11,929 2,754,406
FMC Corp.(a) 5,575 355,128
International Flavors &
Fragrances, Inc. 11,908 1,023,969
Linde plc 22,792 10,582,781
LyondellBasell Industries NV,
Class A 11,843 1,211,302
Mosaic Co. (The) 14,524 471,449
PPG Industries, Inc. 11,324 1,640,848
Sherwin-Williams Co. (The) 11,042 3,835,218
32,676,342
Commercial Services & Supplies 0 .5%
Cintas Corp. 4,099 2,816,136
Copart, Inc.* 41,322 2,393,370
Republic Services, Inc., Class
A 9,534 1,825,189
Rollins, Inc. 13,854 641,025
Veralto Corp. 10,091 894,668
Waste Management, Inc. 17,141 3,653,604
12,223,992
Communications Equipment 0 .7%
Arista Networks, Inc.* 11,845 3,434,813
Cisco Systems, Inc. 191,003 9,532,960
F5, Inc.* 2,931 555,688
Juniper Networks, Inc. 15,872 588,216
Motorola Solutions, Inc. 7,858 2,789,433
16,901,110
Construction & Engineering 0 .1%
Quanta Services, Inc. 6,829 1,774,174
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 2,883 1,769,989
Vulcan Materials Co. 6,246 1,704,658
3,474,647
Consumer Finance 0 .5%
American Express Co. 26,880 6,120,307
Capital One Financial Corp. 17,881 2,662,302
Discover Financial Services 11,663 1,528,903
Synchrony Financial 18,762 809,017
11,120,529
Consumer Staples Distribution & Retail 1 .6%
Costco Wholesale Corp. 20,857 15,280,464
Dollar General Corp. 10,262 1,601,488
Dollar Tree, Inc.* 9,789 1,303,405
Kroger Co. (The) 30,864 1,763,260
Sysco Corp. 23,400 1,899,612
Target Corp. 21,700 3,845,457
Walgreens Boots Alliance, Inc. 32,490 704,708
Walmart, Inc. 201,211 12,106,866
38,505,260
Containers & Packaging 0 .2%
Amcor plc 71,170 676,827
Avery Dennison Corp. 3,893 869,112
Ball Corp. 14,726 991,943
International Paper Co. 15,772 615,423
Packaging Corp. of America 4,102 778,478
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 12,030 594,884
4,526,667
Distributors 0 .1%
Genuine Parts Co. 6,557 1,015,876
LKQ Corp. 13,235 706,881
Pool Corp. 1,766 712,581
2,435,338
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 336,085 5,915,096
Verizon Communications, Inc. 197,621 8,292,177
14,207,273
Electric Utilities 1 .3%
Alliant Energy Corp. 11,366 572,846
American Electric Power Co.,
Inc.(a) 24,639 2,121,418
Constellation Energy Corp. 14,784 2,732,822
Duke Energy Corp.(a) 36,051 3,486,492
Edison International 17,956 1,270,028
Entergy Corp.(a) 9,836 1,039,469
Evergy, Inc.(a) 11,160 595,721
Eversource Energy 16,254 971,502
Exelon Corp. 46,790 1,757,900
FirstEnergy Corp. 24,929 962,758
NextEra Energy, Inc. 96,440 6,163,480
NRG Energy, Inc. 10,701 724,351
PG&E Corp. 99,122 1,661,285
Pinnacle West Capital Corp. 5,477 409,296
PPL Corp. 33,664 926,770
Southern Co. (The) 51,769 3,713,908
Xcel Energy, Inc. 26,404 1,419,215
30,529,261
Electrical Equipment 0 .6%
AMETEK, Inc. 10,895 1,992,695
Eaton Corp. plc 18,769 5,868,691
Emerson Electric Co. 26,804 3,040,110
Generac Holdings, Inc.* 2,991 377,285
Hubbell, Inc., Class B 2,495 1,035,550
Rockwell Automation, Inc.(a) 5,376 1,566,190
13,880,521
Electronic Equipment, Instruments & Components 0 .5%
Amphenol Corp., Class A(a) 27,963 3,225,532
CDW Corp. 6,262 1,601,694
Corning, Inc. 35,219 1,160,818
Jabil, Inc. 5,818 779,321
Keysight Technologies, Inc.* 8,259 1,291,543
TE Connectivity Ltd. 14,461 2,100,316
Teledyne Technologies, Inc.* 2,271 974,986
Trimble, Inc.* 11,214 721,733
Zebra Technologies Corp.,
Class A* 2,518 759,026
12,614,969
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 46,698 1,564,383
Halliburton Co.(a) 41,764 1,646,337
Schlumberger NV 67,095 3,677,477
6,888,197
Entertainment 1 .1%
Electronic Arts, Inc. 11,415 1,514,428

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2024 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.* 6,871 726,746
Netflix, Inc.* 20,342 12,354,307
Take-Two Interactive Software,
Inc.* 7,433 1,103,726
Walt Disney Co. (The)(a) 86,221 10,550,001
Warner Bros Discovery, Inc.* 104,212 909,771
27,158,979
Financial Services 3 .7%
Berkshire Hathaway, Inc.,
Class B* 85,523 35,964,132
Corpay, Inc.*(a) 3,359 1,036,386
Fidelity National Information
Services, Inc. 27,945 2,072,960
Fiserv, Inc.*(a) 28,212 4,508,842
Global Payments, Inc. 12,253 1,637,736
Jack Henry & Associates, Inc. 3,453 599,890
Mastercard, Inc., Class A 38,780 18,675,284
PayPal Holdings, Inc.* 50,326 3,371,339
Visa, Inc., Class A(a) 74,342 20,747,365
88,613,934
Food Products 0 .7%
Archer-Daniels-Midland Co. 25,037 1,572,574
Bunge Global SA 6,672 684,014
Campbell Soup Co. 9,934 441,566
Conagra Brands, Inc. 22,775 675,051
General Mills, Inc. 26,688 1,867,359
Hershey Co. (The) 6,974 1,356,443
Hormel Foods Corp. 13,527 471,957
J M Smucker Co. (The) 4,939 621,672
Kellanova 12,197 698,766
Kraft Heinz Co. (The)(a) 37,898 1,398,436
Lamb Weston Holdings, Inc. 6,783 722,593
McCormick & Co., Inc.
(Non-Voting) 11,532 885,773
Mondelez International, Inc.,
Class A 63,291 4,430,370
Tyson Foods, Inc., Class A 12,737 748,044
16,574,618
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 7,261 863,115
Ground Transportation 1 .0%
CSX Corp. 92,888 3,443,358
JB Hunt Transport Services,
Inc. 3,690 735,232
Norfolk Southern Corp. 10,618 2,706,210
Old Dominion Freight Line, Inc. 8,412 1,844,836
Uber Technologies, Inc.* 96,729 7,447,166
Union Pacific Corp. 28,663 7,049,091
23,225,893
Health Care Equipment & Supplies 2 .3%
Abbott Laboratories 81,603 9,274,997
Align Technology, Inc.*(a) 3,487 1,143,457
Baxter International, Inc. 24,780 1,059,097
Becton Dickinson & Co. 13,580 3,360,371
Boston Scientific Corp.* 68,861 4,716,290
Cooper Cos., Inc. (The) 9,276 941,143
Dentsply Sirona, Inc. 8,952 297,117
Dexcom, Inc.* 18,121 2,513,383
Edwards Lifesciences Corp.* 28,681 2,740,756
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. 18,938 1,721,654
Hologic, Inc.* 10,849 845,788
IDEXX Laboratories, Inc.* 3,932 2,123,005
Insulet Corp.* 3,393 581,560
Intuitive Surgical, Inc.* 16,561 6,609,329
Medtronic plc 62,500 5,446,875
ResMed, Inc.(a) 6,840 1,354,525
STERIS plc 4,840 1,088,129
Stryker Corp. 15,894 5,687,986
Teleflex, Inc.(a) 2,090 472,695
Zimmer Biomet Holdings, Inc. 10,154 1,340,125
53,318,282
Health Care Providers & Services 2 .3%
Cardinal Health, Inc. 11,677 1,306,656
Cencora, Inc. 7,783 1,891,191
Centene Corp.* 25,123 1,971,653
Cigna Group (The) 13,749 4,993,499
CVS Health Corp. 59,153 4,718,043
DaVita, Inc.* 2,476 341,812
Elevance Health, Inc. 11,044 5,726,756
HCA Healthcare, Inc. 9,390 3,131,847
Henry Schein, Inc.* 5,666 427,896
Humana, Inc. 5,745 1,991,907
Laboratory Corp. of America
Holdings 3,898 851,557
McKesson Corp. 6,177 3,316,123
Molina Healthcare, Inc.* 2,705 1,111,295
Quest Diagnostics, Inc. 5,155 686,182
UnitedHealth Group, Inc. 43,476 21,507,577
Universal Health Services,
Inc., Class B 2,910 530,959
54,504,953
Health Care REITs 0 .2%
Healthpeak Properties, Inc. 33,950 636,563
Ventas, Inc. 19,644 855,300
Welltower, Inc. 26,269 2,454,575
3,946,438
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 33,518 693,152
Hotels, Restaurants & Leisure 1 .8%
Airbnb, Inc., Class A* 20,473 3,377,226
Booking Holdings, Inc. 1,640 5,949,723
Caesars Entertainment, Inc.* 9,376 410,106
Carnival Corp.* 48,334 789,778
Chipotle Mexican Grill, Inc.,
Class A* 1,289 3,746,826
Darden Restaurants, Inc. 5,596 935,371
Domino's Pizza, Inc. 1,611 800,474
Expedia Group, Inc.* 5,881 810,108
Hilton Worldwide Holdings,
Inc. 11,805 2,518,125
Las Vegas Sands Corp. 16,991 878,435
Marriott International, Inc.,
Class A 11,596 2,925,787
McDonald's Corp. 34,095 9,613,085
MGM Resorts International* 13,278 626,854
Norwegian Cruise Line
Holdings Ltd.* 21,647 453,072
Royal Caribbean Cruises Ltd.* 11,292 1,569,701

4 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp. 53,219 4,863,684
Wynn Resorts Ltd. 4,530 463,102
Yum! Brands, Inc.(a) 13,208 1,831,289
42,562,746
Household Durables 0 .3%
DR Horton, Inc. 14,037 2,309,789
Garmin Ltd. 7,354 1,094,790
Lennar Corp., Class A 11,536 1,983,961
Mohawk Industries, Inc.* 2,052 268,586
NVR, Inc.* 155 1,255,494
PulteGroup, Inc. 10,157 1,225,137
8,137,757
Household Products 1 .1%
Church & Dwight Co., Inc. 11,886 1,239,829
Clorox Co. (The) 5,997 918,201
Colgate-Palmolive Co. 38,702 3,485,115
Kimberly-Clark Corp. 16,001 2,069,729
Procter & Gamble Co. (The) 110,603 17,945,337
25,658,211
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) 30,663 549,788
Industrial Conglomerates 0 .8%
3M Co. 25,795 2,736,076
General Electric Co. 51,157 8,979,588
Honeywell International, Inc. 30,988 6,360,287
18,075,951
Industrial REITs 0 .2%
Prologis, Inc.(a) 43,431 5,655,585
Insurance 1 .9%
Aflac, Inc. 24,744 2,124,520
Allstate Corp. (The) 12,339 2,134,770
American International Group,
Inc. 32,999 2,579,532
Aon plc, Class A 9,557 3,189,362
Arch Capital Group Ltd.* 17,439 1,612,061
Arthur J Gallagher & Co. 10,191 2,548,158
Assurant, Inc. 2,514 473,235
Brown & Brown, Inc. 11,478 1,004,784
Chubb Ltd. 19,050 4,936,427
Cincinnati Financial Corp. 7,242 899,239
Everest Group Ltd. 2,139 850,253
Globe Life, Inc. 4,044 470,600
Hartford Financial Services
Group, Inc. (The) 14,140 1,457,127
Loews Corp. 8,081 632,662
Marsh & McLennan Cos., Inc. 23,126 4,763,493
MetLife, Inc. 28,520 2,113,617
Principal Financial Group, Inc. 10,214 881,570
Progressive Corp. (The) 27,512 5,690,032
Prudential Financial, Inc. 17,010 1,996,974
Travelers Cos., Inc. (The) 10,727 2,468,712
W R Berkley Corp. 9,391 830,540
Willis Towers Watson plc 4,832 1,328,800
44,986,468
Interactive Media & Services 5 .4%
Alphabet, Inc., Class A* 277,000 41,807,610
Alphabet, Inc., Class C* 231,911 35,310,769
Match Group, Inc.* 13,214 479,404
Common Stocks
Shares Value ($)
Interactive Media & Services
Meta Platforms, Inc., Class A 103,413 50,215,284
127,813,067
IT Services 1 .0%
Accenture plc, Class A 29,472 10,215,290
Akamai Technologies, Inc.* 7,259 789,489
Cognizant Technology
Solutions Corp., Class A 23,099 1,692,926
EPAM Systems, Inc.* 2,820 778,771
Gartner, Inc.* 3,625 1,727,929
International Business
Machines Corp. 43,010 8,213,189
VeriSign, Inc.* 4,271 809,397
24,226,991
Leisure Products 0 .0%
†
Hasbro, Inc. 5,976 337,764
Life Sciences Tools & Services 1 .2%
Agilent Technologies, Inc. 13,740 1,999,307
Bio-Rad Laboratories, Inc.,
Class A* 1,074 371,464
Bio-Techne Corp.(a) 7,149 503,218
Charles River Laboratories
International, Inc.*(a) 2,307 625,082
Danaher Corp. 30,913 7,719,594
Illumina, Inc.* 7,358 1,010,401
IQVIA Holdings, Inc.* 8,578 2,169,291
Mettler-Toledo International,
Inc.* 1,008 1,341,940
Revvity, Inc. 5,502 577,710
Thermo Fisher Scientific, Inc. 18,161 10,555,355
Waters Corp.* 2,833 975,204
West Pharmaceutical
Services, Inc. 3,421 1,353,724
29,202,290
Machinery 1 .6%
Caterpillar, Inc. 23,929 8,768,303
Cummins, Inc.(a) 6,665 1,963,842
Deere & Co. 12,240 5,027,458
Dover Corp. 6,524 1,155,988
Fortive Corp. 16,624 1,429,996
IDEX Corp. 3,489 851,386
Illinois Tool Works, Inc. 12,781 3,429,526
Ingersoll Rand, Inc. 19,027 1,806,614
Nordson Corp. 2,418 663,838
Otis Worldwide Corp. 19,182 1,904,197
PACCAR, Inc. 24,899 3,084,737
Parker-Hannifin Corp. 6,036 3,354,748
Pentair plc 7,299 623,627
Snap-on, Inc. 2,565 759,804
Stanley Black & Decker, Inc. 7,008 686,293
Westinghouse Air Brake
Technologies Corp. 8,266 1,204,191
Xylem, Inc. 11,315 1,462,351
38,176,899
Media 0 .5%
Charter Communications, Inc.,
Class A*(a) 4,573 1,329,051
Comcast Corp., Class A 186,253 8,074,068
Fox Corp., Class A 11,978 374,552
Fox Corp., Class B 7,090 202,916

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2024 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Media
Interpublic Group of Cos., Inc.
(The) 18,549 605,254
News Corp., Class A(a) 17,115 448,071
News Corp., Class B(a) 5,994 162,197
Omnicom Group, Inc.(a) 8,990 869,872
Paramount Global, Class B 23,173 272,746
12,338,727
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 67,701 3,183,301
Newmont Corp.(a) 54,983 1,970,590
Nucor Corp. 11,492 2,274,267
Steel Dynamics, Inc.(a) 7,112 1,054,212
8,482,370
Multi-Utilities 0 .5%
Ameren Corp. 11,970 885,301
CenterPoint Energy, Inc.(a) 30,690 874,358
CMS Energy Corp.(a) 14,022 846,088
Consolidated Edison, Inc. 16,227 1,473,574
Dominion Energy, Inc. 40,166 1,975,766
DTE Energy Co. 9,548 1,070,713
NiSource, Inc. 19,808 547,889
Public Service Enterprise
Group, Inc. 23,231 1,551,366
Sempra 29,722 2,134,931
WEC Energy Group, Inc. 14,827 1,217,593
12,577,579
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. 7,609 980,876
Boston Properties, Inc. 7,016 458,215
1,439,091
Oil, Gas & Consumable Fuels 3 .2%
APA Corp. 15,090 518,794
Chevron Corp. 81,528 12,860,227
ConocoPhillips 55,377 7,048,385
Coterra Energy, Inc. 34,247 954,806
Devon Energy Corp. 30,116 1,511,221
Diamondback Energy, Inc. 8,413 1,667,204
EOG Resources, Inc. 27,389 3,501,410
EQT Corp. 19,987 740,918
Exxon Mobil Corp. 186,656 21,696,893
Hess Corp. 12,901 1,969,209
Kinder Morgan, Inc. 90,479 1,659,385
Marathon Oil Corp. 27,051 766,625
Marathon Petroleum Corp. 17,298 3,485,547
Occidental Petroleum Corp.(a) 31,384 2,039,646
ONEOK, Inc. 27,339 2,191,768
Phillips 66 20,212 3,301,428
Pioneer Natural Resources
Co. 10,885 2,857,313
Targa Resources Corp. 10,499 1,175,783
Valero Energy Corp. 16,003 2,731,552
Williams Cos., Inc. (The) 57,431 2,238,086
74,916,200
Passenger Airlines 0 .2%
American Airlines Group, Inc.* 32,407 497,448
Delta Air Lines, Inc.(a) 30,017 1,436,914
Southwest Airlines Co.(a) 28,449 830,426
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 16,114 771,538
3,536,326
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 11,096 1,710,448
Kenvue, Inc. 81,013 1,738,539
3,448,987
Pharmaceuticals 3 .4%
Bristol-Myers Squibb Co. 95,644 5,186,774
Catalent, Inc.* 7,886 445,165
Eli Lilly & Co. 37,483 29,160,275
Johnson & Johnson 113,154 17,899,831
Merck & Co., Inc. 119,111 15,716,696
Pfizer, Inc. 265,409 7,365,100
Viatris, Inc. 56,388 673,273
Zoetis, Inc., Class A 21,581 3,651,721
80,098,835
Professional Services 0 .6%
Automatic Data Processing,
Inc. 19,309 4,822,230
Broadridge Financial
Solutions, Inc. 5,530 1,132,876
Dayforce, Inc.*(a) 7,005 463,801
Equifax, Inc.(a) 5,753 1,539,043
Jacobs Solutions, Inc. 5,827 895,785
Leidos Holdings, Inc. 6,282 823,507
Paychex, Inc. 15,053 1,848,508
Paycom Software, Inc. 2,377 473,047
Robert Half, Inc. 4,834 383,239
Verisk Analytics, Inc., Class A 6,800 1,602,964
13,985,000
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 13,755 1,337,536
CoStar Group, Inc.* 19,187 1,853,464
3,191,000
Residential REITs 0 .2%
AvalonBay Communities, Inc. 6,596 1,223,954
Camden Property Trust(a) 5,127 504,497
Equity Residential 15,794 996,759
Essex Property Trust, Inc. 3,083 754,749
Invitation Homes, Inc. 26,750 952,567
Mid-America Apartment
Communities, Inc. 5,278 694,479
UDR, Inc. 13,455 503,352
5,630,357
Retail REITs 0 .3%
Federal Realty Investment
Trust 3,772 385,197
Kimco Realty Corp. 31,542 618,539
Realty Income Corp.(a) 38,709 2,094,157
Regency Centers Corp. 7,995 484,177
Simon Property Group, Inc. 15,409 2,411,354
5,993,424
Semiconductors & Semiconductor Equipment 9 .0%
Advanced Micro Devices, Inc.* 75,950 13,708,215
Analog Devices, Inc. 23,307 4,609,892
Applied Materials, Inc. 39,111 8,065,862
Broadcom, Inc. 20,685 27,416,106
Enphase Energy, Inc.* 6,612 799,920

6 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
First Solar, Inc.*(a) 5,107 862,062
Intel Corp. 198,737 8,778,213
KLA Corp. 6,357 4,440,809
Lam Research Corp. 6,162 5,986,814
Microchip Technology, Inc. 25,401 2,278,724
Micron Technology, Inc. 51,889 6,117,194
Monolithic Power Systems,
Inc. 2,258 1,529,614
NVIDIA Corp. 116,102 104,905,123
NXP Semiconductors NV 12,116 3,001,981
ON Semiconductor Corp.* 20,140 1,481,297
Qorvo, Inc.* 4,572 525,003
QUALCOMM, Inc. 52,457 8,880,970
Skyworks Solutions, Inc. 7,832 848,362
Teradyne, Inc.(a) 7,411 836,183
Texas Instruments, Inc. 42,741 7,445,910
212,518,254
Software 9 .4%
Adobe, Inc.* 21,246 10,720,732
ANSYS, Inc.* 4,107 1,425,786
Autodesk, Inc.* 10,055 2,618,523
Cadence Design Systems,
Inc.* 12,788 3,980,649
Fair Isaac Corp.* 1,168 1,459,544
Fortinet, Inc.* 29,590 2,021,293
Gen Digital, Inc.(a) 27,574 617,658
Intuit, Inc. 13,158 8,552,700
Microsoft Corp. 349,267 146,943,612
Oracle Corp. 74,943 9,413,590
Palo Alto Networks, Inc.* 14,821 4,211,091
PTC, Inc.*(a) 5,469 1,033,313
Roper Technologies, Inc. 4,998 2,803,078
Salesforce, Inc. 45,501 13,703,991
ServiceNow, Inc.* 9,636 7,346,486
Synopsys, Inc.* 7,169 4,097,084
Tyler Technologies, Inc.* 1,942 825,369
221,774,499
Specialized REITs 0 .9%
American Tower Corp. 21,912 4,329,592
Crown Castle, Inc. 20,516 2,171,208
Digital Realty Trust, Inc. 14,236 2,050,554
Equinix, Inc. 4,413 3,642,181
Extra Space Storage, Inc. 9,832 1,445,304
Iron Mountain, Inc. 13,435 1,077,622
Public Storage(a) 7,439 2,157,756
SBA Communications Corp.,
Class A 4,955 1,073,749
VICI Properties, Inc., Class A 49,451 1,473,145
Weyerhaeuser Co. 34,309 1,232,036
20,653,147
Specialty Retail 1 .8%
AutoZone, Inc.* 808 2,546,533
Bath & Body Works, Inc. 10,203 510,354
Best Buy Co., Inc. 8,907 730,641
CarMax, Inc.* 7,423 646,618
Home Depot, Inc. (The) 46,782 17,945,575
Lowe's Cos., Inc. 27,033 6,886,116
O'Reilly Automotive, Inc.*(a) 2,771 3,128,127
Ross Stores, Inc. 15,746 2,310,883
TJX Cos., Inc. (The) 53,570 5,433,069
Common Stocks
Shares Value ($)
Specialty Retail
Tractor Supply Co. 5,005 1,309,909
Ulta Beauty, Inc.* 2,324 1,215,173
42,662,998
Technology Hardware, Storage & Peripherals 5 .3%
Apple, Inc. 682,293 116,999,603
Hewlett Packard Enterprise
Co. 59,416 1,053,446
HP, Inc. 40,744 1,231,284
NetApp, Inc. 9,794 1,028,076
Seagate Technology Holdings
plc(a) 8,920 830,006
Super Micro Computer, Inc.*(a) 2,333 2,356,400
Western Digital Corp.*(a) 15,245 1,040,319
124,539,134
Textiles, Apparel & Luxury Goods 0 .4%
Deckers Outdoor Corp.* 1,212 1,140,807
Lululemon Athletica, Inc.* 5,398 2,108,729
NIKE, Inc., Class B 57,215 5,377,066
Ralph Lauren Corp., Class A 1,911 358,809
Tapestry, Inc. 11,199 531,728
VF Corp. 17,190 263,695
9,780,834
Tobacco 0 .4%
Altria Group, Inc. 82,891 3,615,706
Philip Morris International, Inc. 72,973 6,685,786
10,301,492
Trading Companies & Distributors 0 .3%
Fastenal Co. 26,898 2,074,911
United Rentals, Inc. 3,180 2,293,130
WW Grainger, Inc.(a) 2,053 2,088,517
6,456,558
Water Utilities 0 .0%
†
American Water Works Co.,
Inc. 9,144 1,117,488
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 24,453 3,991,219
Total Common Stocks
(cost $1,068,028,740) 2,071,906,437
Purchased Options 0 .6%
Number of
Contracts
Call Options 0 .6%
Future Equity Index Options: 0.6%
S&P 500 E-Mini Index
4/19/2024 at USD 5,075.00,
European Style
Notional Amount: USD
246,954,450
Exchange Traded
*
940 11,327,000

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2024 (Unaudited) - Statement of Investments - 7
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
5/17/2024 at USD 5,300.00,
European Style
Notional Amount: USD
123,477,225
Exchange Traded
*
470 2,197,250
Total Purchased Options
(cost $3,325,107) 13,524,250
Short-Term Investment 7 .3%
Shares
U.S. Treasury Obligation 7.3%
U.S. Treasury Bills, 5.45%,
4/18/2024 173,000,000 172,569,981
Total Short-Term Investment
(cost $172,564,160) 172,569,981
Repurchase Agreements 0 .2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $1,079,047,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $1,099,976.
(b) 1,078,408 1,078,408
MetLife, Inc.,
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $3,001,770,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046; total
market value $3,062,128.
(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $4,078,408) 4,078,408
Total Investments
(cost $1,247,996,415) — 95.7% 2,262,079,076
Other assets in excess of liabilities — 4.3% 101,718,736
NET ASSETS — 100.0%
$ 2,363,797,812
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $77,923,146, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,078,408 and by $75,542,277 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/11/2024 – 8/15/2053, a total value of
$79,620,685.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $4,078,408.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

8 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 228 6/2024 USD 60,516,900 1,389,634
Net contracts 1,389,634
As of March 31, 2024, the Fund had $1,355,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2024 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,071,906,437 $ – $ – $ 2,071,906,437
Futures Contracts 1,389,634 – – 1,389,634
Purchased Option 13,524,250 – – 13,524,250
Repurchase Agreements – 4,078,408 – 4,078,408
Short-Term Investment – 172,569,981 – 172,569,981
Total $ 2,086,820,321 $ 176,648,389 $ – $ 2,263,468,710

NVIT BNY Mellon Dynamic U.S. Core Fund - March 31, 2024 (Unaudited) - Statement of Investments - 11
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 13,524,250
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 1,389,634
Total $ 14,913,884
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 89.4%
Shares Value ($)
Aerospace & Defense 4.5%
Howmet Aerospace, Inc. 129,779 8,880,777
L3Harris Technologies, Inc. 51,207 10,912,212
Northrop Grumman Corp. 10,654 5,099,643
24,892,632
Air Freight & Logistics 1.6%
FedEx Corp. 29,921 8,669,311
Automobiles 1.1%
General Motors Co.(a) 135,992 6,167,237
Banks 9.2%
Bank of America Corp. 178,805 6,780,285
Citigroup, Inc.(a) 139,990 8,852,968
First Horizon Corp. 416,083 6,407,678
JPMorgan Chase & Co.(a) 120,224 24,080,867
US Bancorp 116,178 5,193,157
51,314,955
Beverages 0.5%
PepsiCo, Inc. 14,946 2,615,699
Biotechnology 1.6%
AbbVie, Inc. 37,855 6,893,395
Amgen, Inc. 7,940 2,257,501
9,150,896
Building Products 1.7%
Johnson Controls International
plc 142,168 9,286,414
Capital Markets 4.7%
CME Group, Inc. 35,412 7,623,850
Goldman Sachs Group, Inc.
(The) 31,629 13,211,117
LPL Financial Holdings, Inc. 20,322 5,369,072
26,204,039
Chemicals 1.0%
CF Industries Holdings, Inc. 63,926 5,319,282
Commercial Services & Supplies 0.7%
Veralto Corp. 42,078 3,730,635
Communications Equipment 2.1%
Cisco Systems, Inc. 239,037 11,930,337
Construction Materials 2.0%
CRH plc 131,352 11,330,424
Containers & Packaging 0.5%
International Paper Co. 65,752 2,565,643
Diversified Telecommunication Services 2.6%
AT&T, Inc. 836,540 14,723,104
Electric Utilities 1.7%
Constellation Energy Corp. 50,071 9,255,624
Electrical Equipment 1.9%
Eaton Corp. plc 19,267 6,024,406
Hubbell, Inc., Class B 11,462 4,757,303
10,781,709
Financial Services 4.1%
Berkshire Hathaway, Inc.,
Class B* 42,504 17,873,782
Voya Financial, Inc.(a) 64,306 4,753,500
22,627,282
Health Care Equipment & Supplies 6.0%
Alcon, Inc.CHF 27,947 2,327,706
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Becton Dickinson & Co. 52,404 12,967,370
Medtronic plc 208,103 18,136,176
33,431,252
Health Care Providers & Services 1.6%
UnitedHealth Group, Inc. 17,556 8,684,953
Hotels, Restaurants & Leisure 3.5%
International Game
Technology plc(a) 408,020 9,217,172
Las Vegas Sands Corp. 202,563 10,472,507
19,689,679
Industrial Conglomerates 0.4%
3M Co. 21,458 2,276,050
Insurance 7.5%
Allstate Corp. (The) 67,671 11,707,760
American International Group,
Inc. 82,454 6,445,429
Assurant, Inc. 37,233 7,008,740
RenaissanceRe Holdings Ltd.
(a) 42,706 10,037,191
Willis Towers Watson plc 23,551 6,476,525
41,675,645
Interactive Media & Services 1.0%
Alphabet, Inc., Class A* 37,390 5,643,273
IT Services 1.1%
International Business
Machines Corp. 33,009 6,303,399
Life Sciences Tools & Services 2.7%
Danaher Corp. 60,538 15,117,549
Media 2.2%
Interpublic Group of Cos., Inc.
(The)(a) 187,650 6,123,020
Omnicom Group, Inc.(a) 64,782 6,268,306
12,391,326
Metals & Mining 3.4%
Freeport-McMoRan, Inc. 216,379 10,174,141
Newmont Corp.(a) 243,549 8,728,796
18,902,937
Multi-Utilities 0.5%
Dominion Energy, Inc.(a) 60,232 2,962,812
Oil, Gas & Consumable Fuels 9.4%
Chevron Corp. 46,869 7,393,116
ConocoPhillips 99,413 12,653,287
Diamondback Energy, Inc. 16,576 3,284,866
EQT Corp. 204,653 7,586,487
Marathon Petroleum Corp. 19,087 3,846,030
Occidental Petroleum Corp.(a) 109,009 7,084,495
Phillips 66 65,089 10,631,637
52,479,918
Personal Care Products 1.9%
Kenvue, Inc. 489,687 10,508,683
Pharmaceuticals 2.1%
Sanofi SA, ADR(a) 240,842 11,704,921
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc. 54,639 11,268,201

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp. 138,436 6,114,718
17,382,919
Software 1.0%
Dolby Laboratories, Inc., Class
A(a) 66,602 5,579,250
Textiles, Apparel & Luxury Goods 0.5%
Levi Strauss & Co., Class A(a) 139,266 2,783,927
Total Common Stocks
(cost $375,845,192) 498,083,716
Purchased Options 0.5%
Number of
Contracts
Call Options 0.5%
Future Equity Index Options: 0.5%
S&P 500 E-Mini Index
4/19/2024 at USD 5,075.00,
European Style
Notional Amount: USD
58,323,285
Exchange Traded
*
222 2,675,100
S&P 500 E-Mini Index
5/17/2024 at USD 5,300.00,
European Style
Notional Amount: USD
29,161,643
Exchange Traded
*
111 518,925
Total Purchased Options
(cost $785,291) 3,194,025
Short-Term Investment 4.1%
Shares
U.S. Treasury Obligation 4.1%
U.S. Treasury Bills, 5.45%,
4/18/2024 23,000,000 22,942,829
Total Short-Term Investment
(cost $22,942,333) 22,942,829
Repurchase Agreements 6.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $1,690,566,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $1,723,356.
(b) 1,689,565 1,689,565
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $10,005,900,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046;
total market value
$10,207,094.(b) 10,000,000 10,000,000
Pershing LLC,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $20,011,845,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $20,400,007.(b) 20,000,000 20,000,000
Santander US Capital
Markets,
5.34%, dated 3/28/2024,
due 4/1/2024, repurchase
price $5,002,967,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069;
total market value
$5,100,757.(b) 5,000,0 00 5,000,000
Total Repurchase Agreements
(cost $36,689,565) 36,689,565
Total Investments
(cost $436,262,381) — 100.6% 560,910,135
Liabilities in excess of other assets — (0.6)% (3,614,963)
NET ASSETS — 100.0%
$ 557,295,172

14 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $50,527,707, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $36,689,565 and by $14,552,062 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/11/2024 – 8/15/2053, a total value of
$51,241,627.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $36,689,565.
ADR American Depositary Receipt
Currency:
CHF Switzerland Franc
USD United States Dollar
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 642 6/2024 USD 57,234,300 1,595,774
Total long contracts 1,595,774
Short Contracts
S&P 500 E-Mini Index (226) 6/2024 USD (59,986,050) (1,378,316)
Total short contracts (1,378,316)
Net contracts 217,458
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2024 (Unaudited) - Statement of Investments - 15
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

16 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 498,083,716 $ – $ – $ 498,083,716
Futures Contracts 1,595,774 – – 1,595,774
Purchased Option 3,194,025 – – 3,194,025
Repurchase Agreements – 36,689,565 – 36,689,565
Short-Term Investment – 22,942,829 – 22,942,829
Total Assets $ 502,873,515 $ 59,632,394 $ – $ 562,505,909
Liabilities:
Futures Contracts $ (1,378,316) $ – $ – $ (1,378,316)
Total Liabilities $ (1,378,316) $ – $ – $ (1,378,316)
Total $ 501,495,199 $ 59,632,394 $ – $ 561,127,593

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - March 31, 2024 (Unaudited) - Statement of Investments - 17
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 3,194,025
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 1,595,774
Total $ 4,789,799
Liabilities:

18 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,378,316)
Total $ (1,378,316)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Digital Evolution Strategy Fund - March 31, 2024 (Unaudited) - Statement of Investments - 19
Common Stocks 98 .7%
Shares Value ($)
Broadline Retail 2 .0%
Amazon.com, Inc.* 892 160,899
Communications Equipment 1 .1%
Arista Networks, Inc.* 293 84,964
Electronic Equipment, Instruments & Components 0 .5%
Coherent Corp.* 659 39,949
Entertainment 1 .1%
Take-Two Interactive Software,
Inc.* 621 92,212
Financial Services 1 .4%
Toast, Inc., Class A* 4,579 114,109
Interactive Media & Services 18 .3%
Alphabet, Inc., Class A* 3,386 511,049
Meta Platforms, Inc., Class A 1,681 816,260
Pinterest, Inc., Class A* 2,169 75,199
ZoomInfo Technologies, Inc.,
Class A* 4,934 79,092
1,481,600
IT Services 7 .3%
International Business
Machines Corp. 1,171 223,614
MongoDB, Inc., Class A* 282 101,137
Shopify, Inc., Class A* 1,851 142,842
Snowflake, Inc., Class A* 749 121,038
588,631
Semiconductors & Semiconductor Equipment 32 .6%
Advanced Micro Devices, Inc.* 2,020 364,590
Analog Devices, Inc. 1,019 201,548
Applied Materials, Inc. 755 155,704
Broadcom, Inc. 240 318,098
Marvell Technology, Inc. 2,455 174,010
Microchip Technology, Inc. 2,365 212,164
Micron Technology, Inc. 2,448 288,595
Monolithic Power Systems,
Inc. 145 98,226
NVIDIA Corp. 914 825,854
2,638,789
Software 23 .5%
Adobe, Inc.* 476 240,190
Crowdstrike Holdings, Inc.,
Class A* 310 99,383
Elastic NV* 601 60,244
Guidewire Software, Inc.* 1,026 119,744
Klaviyo, Inc., Class A* 3,389 86,352
Microsoft Corp. 1,944 817,880
Monday.com Ltd.* 369 83,346
Salesforce, Inc. 1,311 394,847
1,901,986
Technology Hardware, Storage & Peripherals 10 .9%
Apple, Inc. 3,395 582,175
Dell Technologies, Inc., Class
C 1,623 185,200
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Seagate Technology Holdings
plc 1,209 112,497
879,872
Total Investments
(cost $5,516,767) — 98.7% 7,983,011
Other assets in excess of liabilities — 1.3% 106,458
NET ASSETS — 100.0%
$ 8,089,469
* Denotes a non-income producing security.

20 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT J.P. Morgan Digital Evolution Strategy Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 7,983,011 $ – $ – $ 7,983,011
Total $ 7,983,011 $ – $ – $ 7,983,011
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Innovators Fund - March 31, 2024 (Unaudited) - Statement of Investments - 21
Common Stocks 98.8%
Shares Value ($)
Automobiles 2.1%
Tesla, Inc.* 706 124,108
Biotechnology 2.3%
Exact Sciences Corp.* 323 22,306
Iovance Biotherapeutics, Inc.* 2,789 41,333
Natera, Inc.* 790 72,254
135,893
Broadline Retail 5.3%
Amazon.com, Inc.* 1,755 316,567
Building Products 2.3%
Carrier Global Corp. 1,146 66,617
Trane Technologies plc 235 70,547
137,164
Capital Markets 4.0%
Charles Schwab Corp. (The) 2,058 148,876
MarketAxess Holdings, Inc. 410 89,892
238,768
Chemicals 1.7%
Sherwin-Williams Co. (The) 294 102,115
Communications Equipment 1.2%
Arista Networks, Inc.* 252 73,075
Electric Utilities 1.8%
NextEra Energy, Inc. 1,715 109,606
Electrical Equipment 2.0%
AMETEK, Inc. 333 60,906
Rockwell Automation, Inc. 194 56,518
117,424
Energy Equipment & Services 0.9%
Schlumberger NV 970 53,166
Entertainment 1.1%
ROBLOX Corp., Class A* 1,755 67,006
Financial Services 9.3%
Block, Inc., Class A* 1,559 131,860
Corpay, Inc.* 335 103,361
Fiserv, Inc.* 813 129,934
Mastercard, Inc., Class A 195 93,906
Toast, Inc., Class A* 3,973 99,007
558,068
Food Products 1.7%
Lamb Weston Holdings, Inc. 941 100,245
Ground Transportation 1.0%
Uber Technologies, Inc.* 797 61,361
Health Care Equipment & Supplies 6.6%
Boston Scientific Corp.* 1,276 87,393
Dexcom, Inc.* 822 114,012
Intuitive Surgical, Inc.* 209 83,410
Stryker Corp. 298 106,645
391,460
Health Care Providers & Services 2.0%
Humana, Inc. 348 120,658
Hotels, Restaurants & Leisure 2.5%
Domino's Pizza, Inc. 147 73,041
Royal Caribbean Cruises Ltd.* 559 77,707
150,748
Common Stocks
Shares Value ($)
Industrial Conglomerates 1.2%
Honeywell International, Inc. 338 69,374
Interactive Media & Services 7.1%
Alphabet, Inc., Class A* 823 124,215
Meta Platforms, Inc., Class A 492 238,905
ZoomInfo Technologies, Inc.,
Class A* 3,785 60,674
423,794
IT Services 0.4%
Snowflake, Inc., Class A* 151 24,401
Machinery 1.1%
Ingersoll Rand, Inc. 707 67,130
Pharmaceuticals 3.1%
Eli Lilly & Co. 147 114,360
Zoetis, Inc., Class A 412 69,715
184,075
Professional Services 1.3%
Automatic Data Processing,
Inc. 319 79,667
Real Estate Management & Development 1.8%
Zillow Group, Inc., Class C* 2,220 108,291
Semiconductors & Semiconductor Equipment 11.3%
Advanced Micro Devices, Inc.* 798 144,031
NVIDIA Corp. 310 280,104
NXP Semiconductors NV 356 88,206
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 749 101,901
Texas Instruments, Inc. 352 61,322
675,564
Software 13.1%
Autodesk, Inc.* 176 45,834
Datadog, Inc., Class A* 512 63,283
Microsoft Corp. 1,131 475,835
Procore Technologies, Inc.* 466 38,291
Salesforce, Inc. 529 159,324
782,567
Specialty Retail 3.9%
Burlington Stores, Inc.* 275 63,852
Lowe's Cos., Inc. 428 109,024
Wayfair, Inc., Class A* 844 57,291
230,167
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc. 1,273 218,294
Pure Storage, Inc., Class A* 1,092 56,773
275,067
Tobacco 2.1%
Philip Morris International, Inc. 1,366 125,153
Total Investments
(cost $4,423,186) — 98.8% 5,902,682
Other assets in excess of liabilities — 1.2% 73,146
NET ASSETS — 100.0%
$ 5,975,828
* Denotes a non-income producing security.

22 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT J.P. Morgan Innovators Fund
ADR American Depositary Receipt TW Taiwan

NVIT J.P. Morgan Innovators Fund - March 31, 2024 (Unaudited) - Statement of Investments - 23
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 5,902,682 $ – $ – $ 5,902,682
Total $ 5,902,682 $ – $ – $ 5,902,682
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks 96 .0%
Shares Value ($)
Aerospace & Defense 1 .4%
TransDigm Group, Inc. 149 183,508
Automobiles 0 .9%
Tesla, Inc.* 654 114,967
Beverages 1 .3%
Celsius Holdings, Inc.* 1,758 145,773
Monster Beverage Corp.* 463 27,447
173,220
Biotechnology 2 .2%
Exact Sciences Corp.* 664 45,856
Regeneron Pharmaceuticals,
Inc.* 248 238,697
284,553
Broadline Retail 7 .1%
Amazon.com, Inc.* 4,256 767,697
MercadoLibre, Inc.* 110 166,316
934,013
Building Products 1 .1%
Trane Technologies plc 474 142,295
Capital Markets 1 .2%
Blackstone, Inc. 666 87,493
KKR & Co., Inc. 685 68,897
156,390
Communications Equipment 0 .9%
Arista Networks, Inc.* 414 120,052
Construction & Engineering 0 .6%
Quanta Services, Inc. 286 74,303
Electrical Equipment 1 .8%
Eaton Corp. plc 757 236,699
Electronic Equipment, Instruments & Components 1 .5%
Amphenol Corp., Class A 1,082 124,809
Jabil, Inc. 534 71,529
196,338
Entertainment 3 .7%
Netflix, Inc.* 658 399,623
Spotify Technology SA* 310 81,809
481,432
Financial Services 2 .8%
Block, Inc., Class A* 395 33,409
Mastercard, Inc., Class A 694 334,210
367,619
Ground Transportation 2 .4%
Uber Technologies, Inc.* 4,128 317,815
Health Care Equipment & Supplies 1 .4%
Align Technology, Inc.* 104 34,104
Edwards Lifesciences Corp.* 482 46,060
Intuitive Surgical, Inc.* 274 109,350
189,514
Health Care Providers & Services 1 .2%
HCA Healthcare, Inc. 28 9,339
McKesson Corp. 287 154,076
163,415
Hotels, Restaurants & Leisure 5 .2%
Airbnb, Inc., Class A* 311 51,303
Booking Holdings, Inc. 27 97,953
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.,
Class A* 64 186,033
DoorDash, Inc., Class A* 825 113,619
Marriott International, Inc.,
Class A 705 177,878
Starbucks Corp. 624 57,027
683,813
Household Durables 1 .5%
DR Horton, Inc. 1,175 193,346
Interactive Media & Services 9 .0%
Alphabet, Inc., Class C* 3,460 526,820
Meta Platforms, Inc., Class A 1,357 658,932
1,185,752
IT Services 2 .0%
Cognizant Technology
Solutions Corp., Class A 463 33,933
MongoDB, Inc., Class A* 118 42,320
Shopify, Inc., Class A* 2,369 182,816
259,069
Life Sciences Tools & Services 0 .0%
†
Thermo Fisher Scientific, Inc. 11 6,393
Machinery 0 .2%
Deere & Co. 77 31,627
Media 0 .4%
Trade Desk, Inc. (The), Class
A* 596 52,102
Metals & Mining 0 .2%
Freeport-McMoRan, Inc. 620 29,152
Oil, Gas & Consumable Fuels 0 .7%
Cheniere Energy, Inc. 117 18,870
ConocoPhillips 541 68,858
87,728
Pharmaceuticals 4 .9%
Eli Lilly & Co. 832 647,263
Semiconductors & Semiconductor Equipment 14 .8%
Advanced Micro Devices, Inc.* 1,835 331,199
ASML Holding NV
(Registered), ADR-NL 56 54,346
Broadcom, Inc. 314 416,179
Lam Research Corp. 174 169,053
NVIDIA Corp. 941 850,250
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 913 124,214
1,945,241
Software 19 .3%
Adobe, Inc.* 224 113,030
HubSpot, Inc.* 134 83,959
Intuit, Inc. 229 148,850
Microsoft Corp. 2,820 1,186,430
Oracle Corp. 2,055 258,129
Palo Alto Networks, Inc.* 250 71,033
Salesforce, Inc. 810 243,956
ServiceNow, Inc.* 212 161,629
Synopsys, Inc.* 321 183,451
Workday, Inc., Class A* 317 86,462
2,536,929

NVIT J.P. Morgan Large Cap Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Specialty Retail 1 .6%
AutoZone, Inc.* 37 116,611
Lowe's Cos., Inc. 348 88,646
205,257
Technology Hardware, Storage & Peripherals 4 .0%
Apple, Inc. 3,100 531,588
Trading Companies & Distributors 0 .7%
WW Grainger, Inc. 91 92,574
Total Investments
(cost $8,972,767) — 96.0% 12,623,967
Other assets in excess of liabilities — 4.0% 525,003
NET ASSETS — 100.0%
$ 13,148,970
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
ADR American Depositary Receipt
NL Netherlands
TW Taiwan

26 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 12,623,967 $ – $ – $ 12,623,967
Total $ 12,623,967 $ – $ – $ 12,623,967
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan U.S. Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 27
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 2 .8%
Howmet Aerospace, Inc. 11,494 786,534
Northrop Grumman Corp. 3,727 1,783,966
2,570,500
Banks 4 .1%
US Bancorp 32,079 1,433,931
Wells Fargo & Co. 41,023 2,377,693
3,811,624
Biotechnology 5 .9%
AbbVie, Inc. 12,285 2,237,098
Biogen, Inc.* 1,860 401,072
Regeneron Pharmaceuticals,
Inc.* 2,008 1,932,680
Vertex Pharmaceuticals, Inc.* 2,088 872,805
5,443,655
Broadline Retail 5 .2%
Amazon.com, Inc.* 26,812 4,836,349
Building Products 2 .1%
Carrier Global Corp. 13,181 766,211
Trane Technologies plc 3,858 1,158,172
1,924,383
Capital Markets 3 .2%
Ameriprise Financial, Inc. 3,498 1,533,663
Morgan Stanley 15,776 1,485,468
3,019,131
Chemicals 1 .1%
PPG Industries, Inc. 7,010 1,015,749
Construction Materials 1 .6%
Vulcan Materials Co. 5,293 1,444,566
Consumer Finance 1 .9%
American Express Co. 7,948 1,809,680
Electric Utilities 2 .6%
NextEra Energy, Inc. 15,359 981,594
PG&E Corp. 84,360 1,413,873
2,395,467
Electrical Equipment 2 .2%
Eaton Corp. plc 6,663 2,083,387
Energy Equipment & Services 1 .8%
Baker Hughes Co., Class A 51,030 1,709,505
Financial Services 2 .7%
Corpay, Inc.* 1,918 591,780
Mastercard, Inc., Class A 3,915 1,885,346
2,477,126
Food Products 1 .2%
Mondelez International, Inc.,
Class A 15,842 1,108,940
Ground Transportation 2 .0%
CSX Corp. 50,677 1,878,596
Health Care Equipment & Supplies 2 .5%
Medtronic plc 10,522 916,993
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Stryker Corp. 4,030 1,442,216
2,359,209
Health Care Providers & Services 2 .3%
UnitedHealth Group, Inc. 4,303 2,128,694
Hotels, Restaurants & Leisure 2 .7%
Marriott International, Inc.,
Class A 3,386 854,322
McDonald's Corp. 5,760 1,624,032
2,478,354
Industrial REITs 1 .8%
Prologis, Inc. 12,997 1,692,469
Insurance 1 .8%
Progressive Corp. (The) 3,260 674,233
Travelers Cos., Inc. (The) 4,542 1,045,296
1,719,529
Interactive Media & Services 6 .2%
Alphabet, Inc., Class A* 18,552 2,800,054
Meta Platforms, Inc., Class A 6,190 3,005,740
5,805,794
IT Services 1 .4%
Accenture plc, Class A 3,782 1,310,879
Life Sciences Tools & Services 1 .1%
Danaher Corp. 4,153 1,037,087
Machinery 2 .3%
Deere & Co. 5,254 2,158,028
Oil, Gas & Consumable Fuels 3 .0%
ConocoPhillips 9,962 1,267,964
Exxon Mobil Corp. 12,951 1,505,424
2,773,388
Pharmaceuticals 2 .2%
Bristol-Myers Squibb Co. 22,349 1,211,986
Eli Lilly & Co. 1,103 858,090
2,070,076
Semiconductors & Semiconductor Equipment 9 .7%
Analog Devices, Inc. 4,602 910,230
ASML Holding NV
(Registered), ADR-NL 615 596,839
NVIDIA Corp. 6,136 5,544,244
NXP Semiconductors NV 8,002 1,982,655
9,033,968
Software 12 .0%
Intuit, Inc. 1,870 1,215,500
Microsoft Corp. 20,323 8,550,293
Oracle Corp. 10,897 1,368,772
11,134,565
Specialty Retail 4 .3%
AutoZone, Inc.* 381 1,200,779
Lowe's Cos., Inc. 7,977 2,031,981
TJX Cos., Inc. (The) 7,996 810,954
4,043,714
Technology Hardware, Storage & Peripherals 5 .7%
Apple, Inc. 26,761 4,588,976

28 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Seagate Technology Holdings
plc 7,392 687,826
5,276,802
Total Investments
(cost $67,598,212) — 99.4% 92,551,214
Other assets in excess of liabilities — 0.6% 518,002
NET ASSETS — 100.0%
$ 93,069,216
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust

NVIT J.P. Morgan U.S. Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

30 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of March 31, 2024, the Fund had no open futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 92,551,214 $ – $ – $ 92,551,214
Total $ 92,551,214 $ – $ – $ 92,551,214
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan US Technology Leaders Fund - March 31, 2024 (Unaudited) - Statement of Investments - 31
Common Stocks 99 .0%
Shares Value ($)
Automobiles 1 .2%
Tesla, Inc.* 836 146,960
Banks 0 .9%
NU Holdings Ltd., Class A* 9,213 109,911
Broadline Retail 5 .1%
Amazon.com, Inc.* 2,672 481,975
MercadoLibre, Inc.* 100 151,196
633,171
Capital Markets 1 .2%
Robinhood Markets, Inc.,
Class A* 7,389 148,741
Communications Equipment 1 .2%
Arista Networks, Inc.* 522 151,370
Electrical Equipment 0 .4%
Vicor Corp.* 1,141 43,632
Electronic Equipment, Instruments & Components 0 .7%
Jabil, Inc. 648 86,800
Entertainment 5 .0%
Netflix, Inc.* 713 433,026
Take-Two Interactive Software,
Inc.* 1,244 184,722
617,748
Ground Transportation 2 .6%
Uber Technologies, Inc.* 4,233 325,899
Health Care Technology 1 .6%
Veeva Systems, Inc., Class A* 873 202,265
Hotels, Restaurants & Leisure 1 .7%
Booking Holdings, Inc. 59 214,045
Interactive Media & Services 8 .4%
Alphabet, Inc., Class C* 2,489 378,975
Meta Platforms, Inc., Class A 1,378 669,129
1,048,104
IT Services 5 .5%
MongoDB, Inc., Class A* 536 192,231
Shopify, Inc., Class A* 4,060 313,310
Snowflake, Inc., Class A* 1,104 178,407
683,948
Media 1 .5%
Trade Desk, Inc. (The), Class
A* 2,158 188,652
Semiconductors & Semiconductor Equipment 28 .6%
Advanced Micro Devices, Inc.* 2,663 480,645
ASML Holding NV
(Registered), ADR-NL 174 168,862
Astera Labs, Inc.* 312 23,147
Axcelis Technologies, Inc.* 232 25,873
Broadcom, Inc. 168 222,669
Credo Technology Group
Holding Ltd.* 5,764 122,139
Entegris, Inc. 1,105 155,297
Lam Research Corp. 357 346,850
Marvell Technology, Inc. 2,227 157,850
Micron Technology, Inc. 2,375 279,989
MKS Instruments, Inc. 686 91,238
Monolithic Power Systems,
Inc. 308 208,645
NVIDIA Corp. 770 695,741
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Onto Innovation, Inc.* 428 77,502
Rambus, Inc.* 1,718 106,190
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 1,959 266,522
Universal Display Corp. 738 124,316
3,553,475
Software 31 .9%
Adobe, Inc.* 486 245,236
Atlassian Corp., Class A* 651 127,017
BILL Holdings, Inc.* 1,338 91,947
Confluent, Inc., Class A* 5,806 177,199
Crowdstrike Holdings, Inc.,
Class A* 561 179,851
Datadog, Inc., Class A* 1,127 139,297
Elastic NV* 1,922 192,661
Gitlab, Inc., Class A* 2,106 122,822
HubSpot, Inc.* 414 259,396
Intuit, Inc. 267 173,550
Microsoft Corp. 438 184,275
Oracle Corp. 3,680 462,245
Palo Alto Networks, Inc.* 283 80,409
Procore Technologies, Inc.* 1,650 135,580
Salesforce, Inc. 1,189 358,103
ServiceNow, Inc.* 364 277,514
Synopsys, Inc.* 744 425,196
Unity Software, Inc.* 3,551 94,812
Workday, Inc., Class A* 886 241,656
3,968,766
Specialized REITs 0 .3%
Equinix, Inc. 49 40,441
Technology Hardware, Storage & Peripherals 1 .2%
Super Micro Computer, Inc.* 149 150,494
Total Investments
(cost $8,861,087) — 99.0% 12,314,422
Other assets in excess of liabilities — 1.0% 125,251
NET ASSETS — 100.0%
$ 12,439,673
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust
TW Taiwan

32 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 12,314,422 $ – $ – $ 12,314,422
Total $ 12,314,422 $ – $ – $ 12,314,422
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Allspring Discovery Fund - March 31, 2024 (Unaudited) - Statement of Investments - 1
Common Stocks 98 .2%
Shares Value ($)
BRAZIL 1 .3%
Broadline Retail 1 .3%
MercadoLibre, Inc. * 4,038 6,105,294
CANADA 2 .3%
Commercial Services & Supplies 1 .2%
RB Global, Inc. 81,900 6,238,323
Software 1 .1%
Descartes Systems Group, Inc.
(The) * 55,100 5,043,303
11,281,626
DENMARK 0 .9%
Biotechnology 0 .9%
Ascendis Pharma A/S, ADR * 28,214 4,265,110
ISRAEL 1 .5%
Broadline Retail 1 .5%
Global-e Online Ltd. *(a) 194,428 7,067,458
SWITZERLAND 1 .5%
Textiles, Apparel & Luxury Goods 1 .5%
On Holding AG, Class A *(a) 196,152 6,939,858
UNITED STATES 90 .7%
Aerospace & Defense 4 .5%
AAR Corp. *(a) 55,074 3,297,280
Axon Enterprise, Inc. * 36,039 11,275,883
Parsons Corp. *(a) 84,100 6,976,095
21,549,258
Beverages 2 .1%
Celsius Holdings, Inc. * 118,300 9,809,436
Biotechnology 5 .3%
Exact Sciences Corp. * 80,200 5,538,612
Halozyme Therapeutics, Inc. *(a) 91,500 3,722,220
Krystal Biotech, Inc. *(a) 13,900 2,473,227
Natera, Inc. * 108,800 9,950,848
Sarepta Therapeutics, Inc. * 27,329 3,538,012
25,222,919
Building Products 1 .5%
Advanced Drainage Systems, Inc. 40,550 6,984,332
Capital Markets 4 .3%
Blue Owl Capital, Inc., Class A (a) 277,800 5,239,308
Morningstar, Inc. (a) 31,200 9,621,144
Tradeweb Markets, Inc., Class A 56,100 5,843,937
20,704,389
Commercial Services & Supplies 5 .9%
Casella Waste Systems, Inc.,
Class A *(a) 127,159 12,572,211
Rollins, Inc. 136,638 6,322,240
Tetra Tech, Inc. 50,123 9,258,219
28,152,670
Construction & Engineering 1 .9%
EMCOR Group, Inc. 25,700 9,000,140
Electrical Equipment 2 .8%
Vertiv Holdings Co., Class A 163,900 13,385,713
Electronic Equipment, Instruments & Components 3 .5%
Novanta, Inc. * 50,973 8,908,551
Teledyne Technologies, Inc. * 17,787 7,636,315
16,544,866
Entertainment 2 .7%
Liberty Media Corp-Liberty Live,
Class C * 142,588 6,248,206
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment
TKO Group Holdings, Inc., Class
A (a) 78,200 6,757,262
13,005,468
Financial Services 1 .7%
Jack Henry & Associates, Inc. 48,100 8,356,413
Ground Transportation 3 .1%
JB Hunt Transport Services, Inc.
(a) 28,700 5,718,475
Saia, Inc. * 15,561 9,103,185
14,821,660
Health Care Equipment & Supplies 6 .6%
Dexcom, Inc. * 47,564 6,597,127
Inspire Medical Systems, Inc. *(a) 25,320 5,438,483
iRhythm Technologies, Inc. *(a) 61,236 7,103,376
Shockwave Medical, Inc. *(a) 27,971 9,108,196
TransMedics Group, Inc. *(a) 46,700 3,452,998
31,700,180
Health Care Providers & Services 3 .0%
HealthEquity, Inc. *(a) 99,600 8,130,348
Option Care Health, Inc. * 186,052 6,240,184
14,370,532
Hotels, Restaurants & Leisure 3 .6%
Chipotle Mexican Grill, Inc., Class
A * 1,500 4,360,155
DraftKings, Inc., Class A * 121,700 5,526,397
Wingstop, Inc. 19,978 7,319,939
17,206,491
Household Durables 1 .2%
Taylor Morrison Home Corp.,
Class A * 96,000 5,968,320
Industrial REITs 1 .6%
Rexford Industrial Realty, Inc. (a) 152,776 7,684,633
Interactive Media & Services 0 .8%
IAC, Inc. * 72,299 3,856,429
IT Services 3 .0%
Globant SA * 39,875 8,050,762
MongoDB, Inc., Class A *(a) 17,239 6,182,595
14,233,357
Life Sciences Tools & Services 3 .0%
Bio-Techne Corp. (a) 117,656 8,281,806
Repligen Corp. *(a) 31,700 5,830,264
14,112,070
Machinery 2 .8%
Esab Corp. 58,800 6,501,516
RBC Bearings, Inc. *(a) 25,800 6,975,030
13,476,546
Metals & Mining 1 .6%
ATI, Inc. *(a) 151,700 7,762,489
Personal Care Products 1 .0%
Coty, Inc., Class A *(a) 416,500 4,981,340
Semiconductors & Semiconductor Equipment 5 .8%
Entegris, Inc. (a) 54,300 7,631,322
Impinj, Inc. *(a) 53,916 6,923,354
Monolithic Power Systems, Inc. 6,800 4,606,456
Onto Innovation, Inc. *(a) 46,700 8,456,436
27,617,568
Software 10 .1%
BILL Holdings, Inc. * 52,265 3,591,651

2 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Software
CCC Intelligent Solutions
Holdings, Inc. * 807,304 9,655,356
Clearwater Analytics Holdings,
Inc., Class A * 381,200 6,743,428
Dynatrace, Inc. * 96,100 4,462,884
HubSpot, Inc. * 10,972 6,874,616
Procore Technologies, Inc. * 59,400 4,880,898
Tyler Technologies, Inc. * 15,700 6,672,657
Zscaler, Inc. *(a) 26,400 5,085,432
47,966,922
Specialty Retail 1 .9%
Burlington Stores, Inc. * 22,700 5,270,713
Wayfair, Inc., Class A *(a) 59,500 4,038,860
9,309,573
Trading Companies & Distributors 5 .4%
Applied Industrial Technologies,
Inc. 43,100 8,514,405
SiteOne Landscape Supply, Inc.
*(a) 59,532 10,391,311
Watsco, Inc. (a) 15,900 6,868,323
25,774,039
433,557,753
Total Common Stocks
(cost $331,211,208) 469,217,099
Repurchase Agreements 7 .0%
Principal
Amount ($)
Bank of America NA, 5.33%,
dated 3/28/2024, due
4/1/2024, repurchase price
$5,002,962, collateralized
by U.S. Government Agency
Securities, ranging from
3.50% - 4.00%, maturing
4/1/2042 - 8/1/2045; total
market value $5,100,000.(b) 5,000,000 5,000,000
BofA Securities, Inc., 5.33%,
dated 3/28/2024, due
4/1/2024, repurchase price
$2,001,185, collateralized
by U.S. Government Agency
Securities, ranging from
3.50% - 6.04%, maturing
2/25/2028 - 10/20/2069; total
market value $2,040,000.(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024, due
4/1/2024, repurchase price
$4,470,963, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.85% -
39.76%, maturing 8/1/2024
- 2/20/2074; total market value
$4,557,683.(b) 4,468,316 4,468,316
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024, due
4/1/2024, repurchase price
$11,806,989, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.85% -
39.76%, maturing 8/1/2024
- 2/20/2074; total market value
$12,036,000.(b) 11,800,000 11,800,000
Pershing LLC, 5.33%, dated
3/28/2024, due 4/1/2024,
repurchase price $5,002,962,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
5/2/2024 - 12/20/2066; total
market value $5,100,002.(b) 5,000,000 5,000,000
Santander US Capital Markets,
5.34%, dated 3/28/2024, due
4/1/2024, repurchase price
$5,002,967, collateralized
by U.S. Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069; total
market value $5,100,757.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $33,268,316) 33,268,316
Total Investments
(cost $364,479,524) — 105.2% 502,485,415
Liabilities in excess of other assets — (5.2)% (24,767,522)
NET ASSETS — 100.0%
$ 477,717,893
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $108,401,754, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $33,268,316 and by $77,388,175 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/2/2024 – 11/15/2053, a total value of
$110,656,491.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $33,268,316.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

NVIT Allspring Discovery Fund - March 31, 2024 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

4 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Allspring Discovery Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 469,217,099 $ – $ – $ 469,217,099
Repurchase Agreements – 33,268,316 – 33,268,316
Total $ 469,217,099 $ 33,268,316 $ – $ 502,485,415
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT AQR Large Cap Defensive Style Fund - March 31, 2024 (Unaudited) - Statement of Investments - 5
Common Stocks 98.0%
Shares Value ($)
Aerospace & Defense 1.6%
General Dynamics Corp. 2,164 611,308
Lockheed Martin Corp. 18,456 8,395,081
Northrop Grumman Corp. 5,052 2,418,190
11,424,579
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc. 62,237 4,738,725
Beverages 4.1%
Coca-Cola Co. (The) 126,268 7,725,076
Keurig Dr Pepper, Inc. 13,810 423,553
Molson Coors Beverage Co.,
Class B 19,375 1,302,969
Monster Beverage Corp.* 163,734 9,706,151
PepsiCo, Inc. 51,885 9,080,394
28,238,143
Biotechnology 4.6%
AbbVie, Inc. 10,795 1,965,770
Amgen, Inc. 21,495 6,111,458
Gilead Sciences, Inc. 47,837 3,504,060
Regeneron Pharmaceuticals,
Inc.* 10,020 9,644,150
United Therapeutics Corp.* 16,863 3,873,768
Vertex Pharmaceuticals, Inc.* 15,596 6,519,284
31,618,490
Capital Markets 2.9%
Cboe Global Markets, Inc. 49,381 9,072,771
CME Group, Inc.(a) 45,094 9,708,288
LPL Financial Holdings, Inc. 5,421 1,432,228
20,213,287
Chemicals 0.6%
CF Industries Holdings, Inc. 17,567 1,461,750
Corteva, Inc. 24,926 1,437,482
LyondellBasell Industries NV,
Class A 6,477 662,468
NewMarket Corp. 1,037 658,101
4,219,801
Commercial Services & Supplies 3.5%
Copart, Inc.* 60,632 3,511,806
Republic Services, Inc., Class
A 53,548 10,251,229
Rollins, Inc. 13,275 614,234
Waste Management, Inc. 47,953 10,221,182
24,598,451
Communications Equipment 2.1%
Arista Networks, Inc.* 15,566 4,513,829
Cisco Systems, Inc. 195,242 9,744,528
14,258,357
Construction & Engineering 0.1%
EMCOR Group, Inc. 1,386 485,377
Consumer Staples Distribution & Retail 4.6%
Casey's General Stores, Inc.
(a) 8,802 2,802,997
Costco Wholesale Corp. 13,265 9,718,337
Kroger Co. (The) 147,729 8,439,758
Walmart, Inc. 181,917 10,945,946
31,907,038
Containers & Packaging 0.5%
AptarGroup, Inc. 2,115 304,327
Common Stocks
Shares Value ($)
Containers & Packaging
Packaging Corp. of America 14,863 2,820,700
3,125,027
Diversified Consumer Services 0.1%
Grand Canyon Education,
Inc.*(a) 6,466 880,734
Diversified Telecommunication Services 2.0%
AT&T, Inc. 232,060 4,084,256
Verizon Communications, Inc. 230,212 9,659,696
13,743,952
Electric Utilities 1.3%
Duke Energy Corp. 44,721 4,324,968
IDACORP, Inc.(a) 3,055 283,779
Pinnacle West Capital Corp. 14,628 1,093,150
Xcel Energy, Inc. 62,140 3,340,025
9,041,922
Electrical Equipment 0.8%
Eaton Corp. plc 17,931 5,606,665
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp., Class A(a) 4,939 569,714
Entertainment 1.3%
Electronic Arts, Inc. 59,322 7,870,250
Take-Two Interactive Software,
Inc.* 5,816 863,618
8,733,868
Financial Services 2.0%
Mastercard, Inc., Class A 8,059 3,880,973
Visa, Inc., Class A(a) 34,724 9,690,774
13,571,747
Food Products 5.8%
Campbell Soup Co. 19,202 853,529
Flowers Foods, Inc.(a) 112,210 2,664,987
General Mills, Inc. 50,887 3,560,563
Hershey Co. (The) 36,995 7,195,527
Hormel Foods Corp. 152,248 5,311,933
J M Smucker Co. (The) 45,186 5,687,562
Kellanova 21,078 1,207,559
Kraft Heinz Co. (The)(a) 127,794 4,715,599
McCormick & Co., Inc.
(Non-Voting) 23,716 1,821,626
Mondelez International, Inc.,
Class A 92,274 6,459,180
Seaboard Corp. 285 918,817
40,396,882
Ground Transportation 2.1%
JB Hunt Transport Services,
Inc. 5,615 1,118,789
Landstar System, Inc.(a) 27,300 5,262,348
Old Dominion Freight Line, Inc. 26,900 5,899,439
U-Haul Holding Co.*(a) 4,550 307,307
Union Pacific Corp. 9,445 2,322,809
14,910,692
Health Care Equipment & Supplies 3.1%
Abbott Laboratories 82,933 9,426,165
Becton Dickinson & Co. 12,973 3,210,169
Hologic, Inc.* 12,645 985,804
Medtronic plc 55,553 4,841,444

6 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Stryker Corp. 8,166 2,922,366
21,385,948
Health Care Providers & Services 5.6%
Cardinal Health, Inc. 17,563 1,965,300
Cencora, Inc.(a) 4,925 1,196,726
Chemed Corp. 7,039 4,518,545
Cigna Group (The) 5,259 1,910,016
CVS Health Corp. 8,719 695,427
Elevance Health, Inc. 9,894 5,130,435
Humana, Inc. 15,718 5,449,745
McKesson Corp. 14,806 7,948,601
Molina Healthcare, Inc.* 971 398,916
Quest Diagnostics, Inc. 10,316 1,373,163
UnitedHealth Group, Inc. 17,080 8,449,476
39,036,350
Health Care Technology 0.3%
Veeva Systems, Inc., Class A* 8,192 1,898,004
Hotels, Restaurants & Leisure 1.6%
Booking Holdings, Inc. 170 616,740
Chipotle Mexican Grill, Inc.,
Class A* 404 1,174,335
McDonald's Corp. 33,655 9,489,027
11,280,102
Household Durables 0.8%
Garmin Ltd.(a) 20,795 3,095,751
NVR, Inc.* 233 1,887,291
PulteGroup, Inc. 7,234 872,565
5,855,607
Household Products 4.0%
Church & Dwight Co., Inc. 54,434 5,678,011
Clorox Co. (The) 33,625 5,148,324
Colgate-Palmolive Co. 77,768 7,003,008
Kimberly-Clark Corp. 1,731 223,905
Procter & Gamble Co. (The) 61,892 10,041,977
28,095,225
Industrial Conglomerates 1.2%
General Electric Co. 39,144 6,870,946
Honeywell International, Inc. 6,562 1,346,851
8,217,797
Insurance 8.1%
Allstate Corp. (The) 18,454 3,192,727
Aon plc, Class A 1,560 520,603
Arch Capital Group Ltd.* 17,463 1,614,280
Assured Guaranty Ltd. 12,359 1,078,323
Chubb Ltd. 39,149 10,144,680
Everest Group Ltd. 7,945 3,158,138
Markel Group, Inc.* 1,696 2,580,430
Marsh & McLennan Cos., Inc. 21,592 4,447,520
Old Republic International
Corp. 24,286 746,066
Progressive Corp. (The) 51,759 10,704,796
RenaissanceRe Holdings Ltd. 9,112 2,141,593
Travelers Cos., Inc. (The) 33,638 7,741,449
Unum Group 98,751 5,298,979
White Mountains Insurance
Group Ltd.(a) 1,530 2,745,279
56,114,863
Common Stocks
Shares Value ($)
Interactive Media & Services 2.7%
Alphabet, Inc., Class A* 58,993 8,903,813
Meta Platforms, Inc., Class A 20,484 9,946,621
18,850,434
IT Services 2.0%
Accenture plc, Class A 13,497 4,678,195
Amdocs Ltd. 8,422 761,096
International Business
Machines Corp.(a) 44,834 8,561,501
14,000,792
Life Sciences Tools & Services 1.3%
Danaher Corp. 13,614 3,399,688
Thermo Fisher Scientific, Inc. 9,283 5,395,372
West Pharmaceutical
Services, Inc. 1,191 471,291
9,266,351
Machinery 1.0%
Crane Co.(a) 2,806 379,175
IDEX Corp. 5,546 1,353,335
Illinois Tool Works, Inc.(a) 19,835 5,322,325
7,054,835
Media 0.6%
New York Times Co. (The),
Class A(a) 93,951 4,060,562
Metals & Mining 0.1%
Royal Gold, Inc.(a) 3,893 474,206
Multi-Utilities 0.5%
Consolidated Edison, Inc. 37,368 3,393,388
Office REITs 0.0%
†
NET Lease Office
Properties(a) 7,962 189,496
Oil, Gas & Consumable Fuels 3.2%
Chevron Corp. 9,563 1,508,468
ConocoPhillips 16,604 2,113,357
Coterra Energy, Inc. 43,458 1,211,609
EOG Resources, Inc.(a) 40,018 5,115,901
Exxon Mobil Corp. 27,466 3,192,648
HF Sinclair Corp. 4,222 254,882
Marathon Petroleum Corp. 33,331 6,716,196
Phillips 66 12,246 2,000,262
22,113,323
Pharmaceuticals 4.3%
Eli Lilly & Co. 12,920 10,051,243
Johnson & Johnson 60,012 9,493,299
Merck & Co., Inc. 77,515 10,228,104
29,772,646
Professional Services 3.3%
Automatic Data Processing,
Inc. 13,213 3,299,815
Booz Allen Hamilton Holding
Corp., Class A 24,374 3,618,076
CACI International, Inc., Class
A*(a) 14,002 5,304,378
FTI Consulting, Inc.* 26,144 5,497,822
Leidos Holdings, Inc. 2,556 335,066
Paychex, Inc. 2,348 288,334
Robert Half, Inc. 36,864 2,922,578

NVIT AQR Large Cap Defensive Style Fund - March 31, 2024 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Professional Services
Verisk Analytics, Inc., Class
A(a) 8,292 1,954,673
23,220,742
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc. 3,981 5,276,457
NVIDIA Corp. 3,792 3,426,300
8,702,757
Software 5.0%
Adobe, Inc.* 3,043 1,535,498
Crowdstrike Holdings, Inc.,
Class A* 16,858 5,404,506
Dolby Laboratories, Inc., Class
A(a) 8,637 723,522
Fortinet, Inc.* 28,494 1,946,425
Microsoft Corp. 19,506 8,206,564
Oracle Corp. 27,315 3,431,037
Palo Alto Networks, Inc.*(a) 5,973 1,697,109
Roper Technologies, Inc. 15,191 8,519,720
Synopsys, Inc.* 4,642 2,652,903
Tyler Technologies, Inc.* 802 340,858
34,458,142
Specialty Retail 3.2%
AutoZone, Inc.* 3,310 10,431,961
Murphy USA, Inc. 3,409 1,429,053
O'Reilly Automotive, Inc.* 9,117 10,291,999
Ulta Beauty, Inc.* 670 350,330
22,503,343
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.(a) 20,005 3,430,457
Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor Corp.* 4,100 3,859,166
Tobacco 1.5%
Altria Group, Inc. 59,912 2,613,361
Philip Morris International, Inc. 85,214 7,807,307
10,420,668
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc.(a) 60,717 9,910,229
Total Common Stocks
(cost $460,144,300) 679,848,884
Repurchase Agreements 4.1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $3,631,488,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $3,701,926.
(b) 3,629,339 3,629,339
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $5,002,962,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $5,100,000.
(b) 5,000,000 5,000,000
Pershing LLC,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $10,005,923,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $10,200,003.(b) 10,000,000 10,000,000
Santander US Capital
Markets,
5.34%, dated 3/28/2024,
due 4/1/2024, repurchase
price $10,005,934,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069;
total market value
$10,201,513.(b) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $28,629,339) 28,629,339
Total Investments
(cost $488,773,639) — 102.1% 708,478,223
Liabilities in excess of other assets — (2.1)% (14,556,866)
NET ASSETS — 100.0%
$ 693,921,357
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $48,137,171, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $28,629,339 and by $20,336,983 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.13%, and maturity
dates ranging from 4/2/2024 – 11/15/2053, a total value of
$48,966,322.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $28,629,339.
REIT Real Estate Investment Trust

8 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 8 6/2024 USD 2,123,400 32,362
Net contracts 32,362
As of March 31, 2024, the Fund had $94,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT AQR Large Cap Defensive Style Fund - March 31, 2024 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 679,848,884 $ – $ – $ 679,848,884
Futures Contracts 32,362 – – 32,362
Repurchase Agreements – 28,629,339 – 28,629,339
Total $ 679,881,246 $ 28,629,339 $ – $ 708,510,585
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 32,362
Total $ 32,362
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Equity Dividend Fund - March 31, 2024 (Unaudited) - Statement of Investments - 11
Common Stocks 94 .9%
Shares Value ($)
Aerospace & Defense 3 .5%
L3Harris Technologies, Inc. 54,275 11,566,003
RTX Corp.(a) 81,476 7,946,354
19,512,357
Automobile Components 0 .4%
Lear Corp. 14,224 2,060,773
Automobiles 2 .5%
General Motors Co. 302,274 13,708,126
Banks 11 .8%
Bank of America Corp. 95,187 3,609,491
Citigroup, Inc. 292,248 18,481,764
Citizens Financial Group, Inc.
(a) 109,045 3,957,243
First Citizens BancShares,
Inc., Class A 8,087 13,222,245
JPMorgan Chase & Co.(a) 37,388 7,488,816
Wells Fargo & Co. 327,067 18,956,803
65,716,362
Beverages 1 .1%
Diageo plc 36,106 1,333,417
Keurig Dr Pepper, Inc. 114,584 3,514,291
Pernod Ricard SA 7,808 1,262,470
6,110,178
Broadline Retail 0 .3%
Alibaba Group Holding Ltd. 202,200 1,824,817
Building Products 1 .5%
Allegion plc(a) 29,263 3,942,018
Johnson Controls International
plc(a) 70,643 4,614,401
8,556,419
Capital Markets 3 .1%
Carlyle Group, Inc. (The) 4,842 227,138
Charles Schwab Corp. (The) 40,469 2,927,528
Goldman Sachs Group, Inc.
(The) 7,093 2,962,675
Intercontinental Exchange, Inc. 38,415 5,279,373
Raymond James Financial,
Inc.(a) 23,064 2,961,879
UBS Group AG (Registered)
CHF 93,278 2,866,788
17,225,381
Chemicals 1 .2%
International Flavors &
Fragrances, Inc.(a) 38,385 3,300,726
PPG Industries, Inc. 21,742 3,150,416
6,451,142
Communications Equipment 1 .5%
Cisco Systems, Inc. 163,560 8,163,280
Consumer Finance 0 .5%
American Express Co. 11,863 2,701,086
Consumer Staples Distribution & Retail 1 .4%
Dollar General Corp. 49,733 7,761,332
Containers & Packaging 1 .3%
Sealed Air Corp.(a) 201,085 7,480,362
Diversified Telecommunication Services 2 .2%
AT&T, Inc. 232,257 4,087,723
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc. 200,352 8,406,770
12,494,493
Electric Utilities 2 .8%
American Electric Power Co.,
Inc. 71,948 6,194,723
Edison International 27,522 1,946,631
Exelon Corp. 93,549 3,514,636
PG&E Corp.(a) 227,958 3,820,576
15,476,566
Financial Services 4 .1%
Equitable Holdings, Inc.(a) 65,593 2,493,190
Fidelity National Information
Services, Inc.(a) 169,676 12,586,566
Visa, Inc., Class A(a) 27,919 7,791,634
22,871,390
Food Products 2 .2%
Kraft Heinz Co. (The)(a) 325,734 12,019,585
Health Care Equipment & Supplies 4 .8%
Baxter International, Inc. 241,210 10,309,315
Koninklijke Philips NV* 253,687 5,087,157
Medtronic plc 128,630 11,210,105
26,606,577
Health Care Providers & Services 7 .2%
Cardinal Health, Inc. 79,063 8,847,150
Cencora, Inc.(a) 10,889 2,645,918
Cigna Group (The) 20,111 7,304,114
CVS Health Corp. 26,314 2,098,805
Elevance Health, Inc. 18,251 9,463,873
Humana, Inc. 11,025 3,822,588
Laboratory Corp. of America
Holdings 28,686 6,266,744
40,449,192
Household Durables 1 .7%
Newell Brands, Inc.(a) 238,911 1,918,455
Panasonic Holdings Corp. 308,100 2,939,458
Sony Group Corp. 56,000 4,799,343
9,657,256
Household Products 0 .4%
Henkel AG & Co. KGaA
(Preference) 31,100 2,499,424
Industrial Conglomerates 0 .3%
Siemens AG (Registered) 7,829 1,494,596
Insurance 6 .2%
American International Group,
Inc. 195,935 15,316,239
Fidelity National Financial, Inc. 109,215 5,799,316
First American Financial Corp. 8,542 521,489
Prudential plc 259,918 2,444,926
Willis Towers Watson plc 38,299 10,532,225
34,614,195
IT Services 1 .1%
Cognizant Technology
Solutions Corp., Class A(a) 87,506 6,413,315
Leisure Products 0 .5%
Hasbro, Inc. 53,391 3,017,659
Life Sciences Tools & Services 1 .2%
Fortrea Holdings, Inc.*(a) 60,475 2,427,467

12 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc. 7,186 4,176,575
6,604,042
Machinery 2 .3%
CNH Industrial NV(a) 238,318 3,088,601
Komatsu Ltd. 85,100 2,520,008
Stanley Black & Decker, Inc.
(a) 27,263 2,669,866
Westinghouse Air Brake
Technologies Corp. 30,476 4,439,744
12,718,219
Media 2 .8%
Comcast Corp., Class A 223,584 9,692,366
Fox Corp., Class A 113,169 3,538,795
WPP plc 230,460 2,181,004
15,412,165
Multi-Utilities 1 .3%
Public Service Enterprise
Group, Inc. 35,850 2,394,063
Sempra(a) 68,138 4,894,353
7,288,416
Oil, Gas & Consumable Fuels 6 .7%
BP plc 2,064,465 12,971,728
Chevron Corp.(a) 39,731 6,267,168
Shell plc 363,419 12,057,716
Suncor Energy, Inc.(a) 162,753 6,007,213
37,303,825
Personal Care Products 1 .5%
Unilever plc, ADR-UK(a) 165,947 8,328,880
Pharmaceuticals 4 .4%
AstraZeneca plc 28,549 3,843,869
Bayer AG (Registered) 119,270 3,657,779
Bristol-Myers Squibb Co. 25,881 1,403,527
Eli Lilly & Co. 7,017 5,458,945
Pfizer, Inc. 43,878 1,217,614
Sanofi SA 91,180 8,946,343
24,528,077
Professional Services 4 .0%
Leidos Holdings, Inc. 84,382 11,061,636
SS&C Technologies Holdings,
Inc. 173,665 11,178,816
22,240,452
Residential REITs 0 .5%
Mid-America Apartment
Communities, Inc. 19,664 2,587,389
Semiconductors & Semiconductor Equipment 0 .5%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 19,599 2,666,444
Software 1 .3%
Microsoft Corp. 17,716 7,453,476
Specialized REITs 0 .5%
Crown Castle, Inc. 28,610 3,027,796
Specialty Retail 0 .4%
Ross Stores, Inc. 14,352 2,106,300
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals 1 .9%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S(b) 7,167 10,650,775
Textiles, Apparel & Luxury Goods 0 .7%
Swatch Group AG (The)CHF 5,759 1,336,334
Tapestry, Inc.(a) 57,967 2,752,273
4,088,607
Tobacco 1 .3%
British American Tobacco plc,
ADR-UK(a) 239,133 7,293,556
Wireless Telecommunication Services 0 .0%
†
Rogers Communications, Inc.,
Class B 2,823 115,667
Total Common Stocks
(cost $435,657,315) 529,299,949
Master Limited Partnership 1 .0%
Oil, Gas & Consumable Fuels 1 .0%
Enterprise Products Partners
LP 195,360 5,700,605
Total Master Limited Partnership
(cost  $3,767,935)
5,700,605
Repurchase Agreements 6 .8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $7,970,807,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $8,125,410.
(c) 7,966,089 7,966,089
MetLife, Inc.,
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $5,002,950,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046; total
market value $5,103,547.
(c) 5,000,000 5,000,000
Pershing LLC,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $20,011,845,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $20,400,007.(c) 20,000,000 20,000,000

NVIT BlackRock Equity Dividend Fund - March 31, 2024 (Unaudited) - Statement of Investments - 13
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
5.34%, dated 3/28/2024,
due 4/1/2024, repurchase
price $5,002,967,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069;
total market value
$5,100,757.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $37,966,089) 37,966,089
Total Investments
(cost $477,391,339) — 102.7% 572,966,643
Liabilities in excess of other assets — (2.7)% (15,332,552)
NET ASSETS — 100.0%
$ 557,634,091
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $78,785,328, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $37,966,089 and by $42,797,869 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/2/2024 – 2/15/2054, a total value of
$80,763,958.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $10,650,775 which represents 1.91% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $37,966,089.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom

14 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BlackRock Equity Dividend Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT BlackRock Equity Dividend Fund - March 31, 2024 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 19,512,357 $ – $ – $ 19,512,357
Automobile Components 2,060,773 – – 2,060,773
Automobiles 13,708,126 – – 13,708,126
Banks 65,716,362 – – 65,716,362
Beverages 3,514,291 2,595,887 – 6,110,178
Broadline Retail – 1,824,817 – 1,824,817
Building Products 8,556,419 – – 8,556,419
Capital Markets 14,358,593 2,866,788 – 17,225,381
Chemicals 6,451,142 – – 6,451,142
Communications Equipment 8,163,280 – – 8,163,280
Consumer Finance 2,701,086 – – 2,701,086
Consumer Staples Distribution & Retail 7,761,332 – – 7,761,332
Containers & Packaging 7,480,362 – – 7,480,362
Diversified Telecommunication Services 12,494,493 – – 12,494,493
Electric Utilities 15,476,566 – – 15,476,566
Financial Services 22,871,390 – – 22,871,390
Food Products 12,019,585 – – 12,019,585
Health Care Equipment & Supplies 21,519,420 5,087,157 – 26,606,577
Health Care Providers & Services 40,449,192 – – 40,449,192
Household Durables 1,918,455 7,738,801 – 9,657,256
Household Products – 2,499,424 – 2,499,424
Industrial Conglomerates – 1,494,596 – 1,494,596
Insurance 32,169,269 2,444,926 – 34,614,195
IT Services 6,413,315 – – 6,413,315
Leisure Products 3,017,659 – – 3,017,659
Life Sciences Tools & Services 6,604,042 – – 6,604,042
Machinery 10,198,211 2,520,008 – 12,718,219
Media 13,231,161 2,181,004 – 15,412,165
Multi-Utilities 7,288,416 – – 7,288,416
Oil, Gas & Consumable Fuels 12,274,381 25,029,444 – 37,303,825
Personal Care Products 8,328,880 – – 8,328,880
Pharmaceuticals 8,080,086 16,447,991 – 24,528,077
Professional Services 22,240,452 – – 22,240,452
Residential REITs 2,587,389 – – 2,587,389
Semiconductors & Semiconductor
Equipment 2,666,444 – – 2,666,444
Software 7,453,476 – – 7,453,476
Specialized REITs 3,027,796 – – 3,027,796
Specialty Retail 2,106,300 – – 2,106,300
Technology Hardware, Storage &
Peripherals – 10,650,775 – 10,650,775
Textiles, Apparel & Luxury Goods 2,752,273 1,336,334 – 4,088,607
Tobacco 7,293,556 – – 7,293,556
Wireless Telecommunication Services 115,667 – – 115,667
Total Common Stocks $ 444,581,997 $ 84,717,952 $ – $ 529,299,949
Master Limited Partnership 5,700,605 – – 5,700,605
Repurchase Agreements – 37,966,089 – 37,966,089
Total $ 450,282,602 $ 122,684,041 $ – $ 572,966,643
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Calvert Equity Fund
Common Stocks 97 .9%
Shares Value ($)
Capital Markets 7 .2%
Charles Schwab Corp. (The) 14,458 1,045,892
Intercontinental Exchange, Inc. 16,223 2,229,527
Moody's Corp. 2,719 1,068,648
S&P Global, Inc. 7,775 3,307,874
7,651,941
Chemicals 7 .3%
Air Products & Chemicals, Inc. 4,741 1,148,602
Ecolab, Inc. 14,463 3,339,507
Linde plc 7,059 3,277,635
7,765,744
Commercial Services & Supplies 1 .1%
Veralto Corp. 12,780 1,133,075
Consumer Staples Distribution & Retail 3 .2%
Costco Wholesale Corp. 1,300 952,419
Dollar General Corp. 15,602 2,434,848
3,387,267
Containers & Packaging 0 .8%
Ball Corp.(a) 13,624 917,713
Electronic Equipment, Instruments & Components 4 .1%
Amphenol Corp., Class A(a) 28,695 3,309,968
TE Connectivity Ltd. 7,150 1,038,466
4,348,434
Entertainment 0 .9%
Electronic Arts, Inc. 7,541 1,000,464
Financial Services 13 .3%
Fidelity National Information
Services, Inc. 10,716 794,913
Fiserv, Inc.* 11,712 1,871,812
Mastercard, Inc., Class A 10,945 5,270,784
PayPal Holdings, Inc.* 18,733 1,254,924
Visa, Inc., Class A(a) 18,157 5,067,255
14,259,688
Health Care Equipment & Supplies 1 .5%
IDEXX Laboratories, Inc.* 1,788 965,395
Intuitive Surgical, Inc.* 1,592 635,351
1,600,746
Hotels, Restaurants & Leisure 1 .1%
Starbucks Corp. 12,716 1,162,115
Insurance 2 .5%
Aon plc, Class A 2,849 950,768
Marsh & McLennan Cos., Inc. 8,253 1,699,953
2,650,721
Interactive Media & Services 4 .8%
Alphabet, Inc., Class C* 33,435 5,090,813
IT Services 6 .1%
Accenture plc, Class A 3,393 1,176,048
Gartner, Inc.* 7,406 3,530,218
Common Stocks
Shares Value ($)
IT Services
VeriSign, Inc.* 9,367 1,775,140
6,481,406
Life Sciences Tools & Services 11 .0%
Agilent Technologies, Inc. 12,241 1,781,188
Danaher Corp. 19,697 4,918,735
Thermo Fisher Scientific, Inc. 8,728 5,072,801
11,772,724
Machinery 4 .3%
IDEX Corp. 7,393 1,804,040
Xylem, Inc. 22,057 2,850,647
4,654,687
Personal Care Products 1 .4%
Estee Lauder Cos., Inc. (The),
Class A 9,623 1,483,385
Pharmaceuticals 3 .6%
Zoetis, Inc., Class A 22,492 3,805,871
Professional Services 3 .1%
Verisk Analytics, Inc., Class A 14,103 3,324,500
Semiconductors & Semiconductor Equipment 0 .8%
Texas Instruments, Inc. 4,888 851,539
Software 9 .5%
Adobe, Inc.* 3,139 1,583,939
Intuit, Inc. 5,279 3,431,350
Microsoft Corp. 12,197 5,131,522
10,146,811
Specialized REITs 3 .7%
American Tower Corp.(a) 14,972 2,958,318
Crown Castle, Inc. 9,215 975,223
3,933,541
Specialty Retail 5 .6%
Lowe's Cos., Inc. 4,380 1,115,717
O'Reilly Automotive, Inc.* 948 1,070,178
TJX Cos., Inc. (The) 37,740 3,827,591
6,013,486
Textiles, Apparel & Luxury Goods 1 .0%
NIKE, Inc., Class B 12,025 1,130,110
Total Investments
(cost $81,008,563) — 97.9% 104,566,781
Other assets in excess of liabilities — 2.1% 2,215,370
NET ASSETS — 100.0%
$ 106,782,151
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $7,555,010, which was collateralized
by $7,713,559 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%, and
maturity dates ranging from 4/11/2024 – 8/15/2053.
REIT Real Estate Investment Trust

NVIT Calvert Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Calvert Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 104,566,781 $ – $ – $ 104,566,781
Total $ 104,566,781 $ – $ – $ 104,566,781
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Jacobs Levy Large Cap Core Fund - March 31, 2024 (Unaudited) - Statement of Investments - 19
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 1 .1%
Lockheed Martin Corp. 6,091 2,770,613
Air Freight & Logistics 0 .6%
Expeditors International of
Washington, Inc. 12,434 1,511,601
Automobile Components 0 .9%
BorgWarner, Inc. 27,614 959,310
Lear Corp. 5,799 840,159
Phinia, Inc. 11,046 424,498
2,223,967
Automobiles 2 .0%
Ford Motor Co. 194,497 2,582,920
General Motors Co. 53,602 2,430,851
5,013,771
Banks 1 .0%
Comerica, Inc. 19,096 1,050,089
Cullen/Frost Bankers, Inc. 3,766 423,939
First Horizon Corp. 24,459 376,668
KeyCorp 44,001 695,656
2,546,352
Biotechnology 1 .5%
Alnylam Pharmaceuticals, Inc.* 613 91,613
Gilead Sciences, Inc. 16,460 1,205,695
Incyte Corp.* 23,593 1,344,093
Neurocrine Biosciences, Inc.* 3,991 550,439
Sarepta Therapeutics, Inc.* 4,564 590,855
3,782,695
Broadline Retail 2 .8%
Amazon.com, Inc.* 24,015 4,331,825
eBay, Inc. 35,355 1,866,037
Etsy, Inc.* 5,729 393,697
MercadoLibre, Inc.* 155 234,354
6,825,913
Building Products 0 .6%
Masco Corp. 18,035 1,422,601
Capital Markets 4 .0%
Bank of New York Mellon
Corp. (The) 46,250 2,664,925
Charles Schwab Corp. (The) 37,084 2,682,656
LPL Financial Holdings, Inc. 4,394 1,160,895
Northern Trust Corp. 21,068 1,873,367
State Street Corp. 18,393 1,422,147
TPG, Inc., Class A 5,060 226,182
10,030,172
Chemicals 2 .5%
Dow, Inc. 35,589 2,061,671
DuPont de Nemours, Inc. 20,557 1,576,105
Eastman Chemical Co. 8,266 828,418
Huntsman Corp. 25,142 654,446
LyondellBasell Industries NV,
Class A 11,488 1,174,993
6,295,633
Commercial Services & Supplies 0 .1%
Veralto Corp. 1,940 172,000
Construction & Engineering 0 .0%
†
Fluor Corp.* 1,320 55,810
Consumer Finance 0 .9%
SLM Corp. 39,836 868,026
Common Stocks
Shares Value ($)
Consumer Finance
Synchrony Financial 33,646 1,450,816
2,318,842
Consumer Staples Distribution & Retail 0 .0%
†
Maplebear, Inc.* 2,580 96,208
Distributors 0 .6%
Genuine Parts Co. 9,121 1,413,117
Diversified Telecommunication Services 0 .1%
Iridium Communications, Inc. 9,100 238,056
Electric Utilities 1 .8%
Exelon Corp. 57,303 2,152,874
NRG Energy, Inc. 23,677 1,602,696
Pinnacle West Capital Corp. 9,530 712,177
4,467,747
Entertainment 1 .2%
Electronic Arts, Inc. 12,289 1,630,382
Live Nation Entertainment,
Inc.* 10,308 1,090,277
Playtika Holding Corp. 32,243 227,313
2,947,972
Financial Services 4 .0%
Corebridge Financial, Inc. 27,142 779,789
Mastercard, Inc., Class A 13,626 6,561,873
PayPal Holdings, Inc.* 39,715 2,660,508
10,002,170
Food Products 1 .4%
Archer-Daniels-Midland Co. 30,815 1,935,490
Tyson Foods, Inc., Class A 27,832 1,634,574
3,570,064
Ground Transportation 4 .3%
JB Hunt Transport Services,
Inc. 10,265 2,045,301
Lyft, Inc., Class A* 55,138 1,066,921
Old Dominion Freight Line, Inc. 12,146 2,663,739
Schneider National, Inc., Class
B 7,740 175,234
Uber Technologies, Inc.* 60,874 4,686,689
10,637,884
Health Care Equipment & Supplies 0 .9%
Align Technology, Inc.* 2,700 885,384
Edwards Lifesciences Corp.* 11,651 1,113,369
Tandem Diabetes Care, Inc.* 9,446 334,483
2,333,236
Health Care Providers & Services 5 .8%
Cardinal Health, Inc. 11,857 1,326,798
Centene Corp.* 19,205 1,507,208
DaVita, Inc.* 1,198 165,384
Elevance Health, Inc. 4,640 2,406,026
Humana, Inc. 6,767 2,346,254
McKesson Corp. 8,780 4,713,543
Molina Healthcare, Inc.* 4,601 1,890,229
14,355,442
Hotels, Restaurants & Leisure 4 .2%
Airbnb, Inc., Class A* 18,398 3,034,934
Booking Holdings, Inc. 1,337 4,850,475
Domino's Pizza, Inc. 2,760 1,371,389
Expedia Group, Inc.* 8,653 1,191,951
10,448,749

20 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks
Shares Value ($)
Household Durables 2 .5%
DR Horton, Inc. 11,379 1,872,415
Lennar Corp., Class A 12,845 2,209,083
NVR, Inc.* 245 1,984,490
6,065,988
Household Products 0 .7%
Kimberly-Clark Corp. 12,849 1,662,018
Insurance 5 .0%
Allstate Corp. (The) 19,174 3,317,294
CNA Financial Corp. 1,200 54,504
Everest Group Ltd. 2,331 926,573
First American Financial Corp. 8,517 519,963
Hartford Financial Services
Group, Inc. (The) 15,675 1,615,309
MetLife, Inc. 2,359 174,825
Progressive Corp. (The) 16,098 3,329,388
Travelers Cos., Inc. (The) 10,287 2,367,450
12,305,306
Interactive Media & Services 2 .3%
Alphabet, Inc., Class C* 27,797 4,232,371
Meta Platforms, Inc., Class A 2,900 1,408,182
Snap, Inc., Class A* 13,535 155,382
5,795,935
IT Services 1 .9%
DXC Technology Co.* 20,333 431,263
EPAM Systems, Inc.* 4,777 1,319,216
Kyndryl Holdings, Inc.* 24,605 535,405
VeriSign, Inc.* 12,992 2,462,114
4,747,998
Life Sciences Tools & Services 0 .4%
Illumina, Inc.* 7,684 1,055,167
Machinery 2 .4%
AGCO Corp. 8,266 1,016,883
Cummins, Inc. 6,624 1,951,762
Otis Worldwide Corp. 28,698 2,848,850
5,817,495
Media 1 .8%
Fox Corp., Class A 36,509 1,141,636
Interpublic Group of Cos., Inc.
(The) 37,401 1,220,395
Omnicom Group, Inc. 17,531 1,696,300
Paramount Global, Class B 24,683 290,519
4,348,850
Multi-Utilities 0 .6%
DTE Energy Co. 13,637 1,529,253
Oil, Gas & Consumable Fuels 3 .4%
ConocoPhillips 18,075 2,300,586
Marathon Oil Corp. 13,831 391,971
Phillips 66 13,151 2,148,084
Valero Energy Corp. 21,605 3,687,757
8,528,398
Paper & Forest Products 0 .3%
Louisiana-Pacific Corp. 9,576 803,522
Passenger Airlines 0 .2%
Southwest Airlines Co. 17,951 523,990
Common Stocks
Shares Value ($)
Personal Care Products 0 .6%
Estee Lauder Cos., Inc. (The),
Class A 8,898 1,371,627
Pharmaceuticals 2 .2%
Merck & Co., Inc. 42,011 5,543,352
Professional Services 4 .1%
Automatic Data Processing,
Inc. 15,188 3,793,051
Jacobs Solutions, Inc. 8,698 1,337,143
KBR, Inc. 11,977 762,456
Paycom Software, Inc. 3,814 759,024
Robert Half, Inc. 14,856 1,177,784
TransUnion 9,707 774,619
TriNet Group, Inc. 928 122,951
Verisk Analytics, Inc., Class A 6,246 1,472,369
10,199,397
Real Estate Management & Development 0 .0%
†
Howard Hughes Holdings,
Inc.* 670 48,655
Residential REITs 0 .4%
Camden Property Trust 10,140 997,776
Semiconductors & Semiconductor Equipment 7 .7%
Intel Corp. 23,668 1,045,416
NVIDIA Corp. 18,315 16,548,701
Teradyne, Inc. 13,554 1,529,298
19,123,415
Software 12 .0%
Adobe, Inc.* 9,857 4,973,842
Atlassian Corp., Class A* 4,482 874,483
Autodesk, Inc.* 972 253,128
Confluent, Inc., Class A* 15,252 465,491
Crowdstrike Holdings, Inc.,
Class A* 3,175 1,017,873
DocuSign, Inc., Class A* 6,290 374,569
DoubleVerify Holdings, Inc.* 7,607 267,462
Dropbox, Inc., Class A* 44,337 1,077,389
Fortinet, Inc.* 49,780 3,400,472
Gitlab, Inc., Class A* 2,137 124,630
Guidewire Software, Inc.* 8,357 975,345
HashiCorp, Inc., Class A* 9,495 255,890
Microsoft Corp. 30,193 12,702,799
Nutanix, Inc., Class A* 8,429 520,238
Procore Technologies, Inc.* 7,035 578,066
RingCentral, Inc., Class A* 10,784 374,636
SentinelOne, Inc., Class A* 12,006 279,860
ServiceNow, Inc.* 1,009 769,262
Smartsheet, Inc., Class A* 7,593 292,331
Tenable Holdings, Inc.* 5,188 256,443
Teradata Corp.* 1,995 77,147
29,911,356
Specialty Retail 0 .4%
Advance Auto Parts, Inc. 10,073 857,112
Petco Health & Wellness Co.,
Inc., Class A* 49,800 113,544
970,656
Technology Hardware, Storage & Peripherals 7 .7%
Apple, Inc. 101,425 17,392,359
HP, Inc. 54,172 1,637,078
19,029,437

NVIT Jacobs Levy Large Cap Core Fund - March 31, 2024 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0 .6%
Lululemon Athletica, Inc.* 3,731 1,457,515
Total Investments
(cost $188,253,916) — 99.5% 247,317,721
Other assets in excess of liabilities — 0.5% 1,227,484
NET ASSETS — 100.0%
$ 248,545,205
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

22 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Jacobs Levy Large Cap Core Fund - March 31, 2024 (Unaudited) - Statement of Investments - 23
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 247,317,721 $ – $ – $ 247,317,721
Total $ 247,317,721 $ – $ – $ 247,317,721
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 97.5%
Shares Value ($)
Air Freight & Logistics 0.4%
Expeditors International of
Washington, Inc.(a) 11,933 1,450,695
Automobile Components 0.3%
Visteon Corp.* 8,938 1,051,198
Banks 0.3%
NU Holdings Ltd., Class A* 97,700 1,165,561
Beverages 0.1%
Boston Beer Co., Inc. (The),
Class A* 812 247,189
Biotechnology 3.6%
Alnylam Pharmaceuticals, Inc.* 5,024 750,837
Apellis Pharmaceuticals, Inc.* 13,161 773,603
Exelixis , Inc.*(a) 66,504 1,578,140
Incyte Corp.* 47,815 2,724,020
Ionis Pharmaceuticals, Inc.* 37,508 1,625,972
Ironwood Pharmaceuticals,
Inc., Class A* 27,400 238,654
Neurocrine Biosciences,
Inc.*(a) 16,540 2,281,197
PTC Therapeutics, Inc.* 30,630 891,027
Sarepta Therapeutics, Inc.* 18,606 2,408,733
TG Therapeutics, Inc.* 17,538 266,753
Ultragenyx Pharmaceutical,
Inc.* 13,844 646,376
14,185,312
Broadline Retail 5.5%
Amazon.com, Inc.* 86,964 15,686,566
Coupang, Inc.* 83,425 1,484,131
eBay, Inc. 72,895 3,847,398
Etsy, Inc.* 9,816 674,556
21,692,651
Capital Markets 2.3%
LPL Financial Holdings, Inc. 11,760 3,106,992
MSCI, Inc., Class A 7,197 4,033,558
TPG, Inc., Class A 27,187 1,215,259
XP, Inc., Class A 26,721 685,661
9,041,470
Chemicals 0.1%
Stepan Co.(a) 3,109 279,934
Construction & Engineering 0.1%
Fluor Corp.* 13,296 562,155
Consumer Finance 0.1%
SLM Corp. 13,367 291,267
Containers & Packaging 0.1%
Ardagh Metal Packaging SA 74,750 256,393
Diversified Consumer Services 0.3%
Coursera, Inc.* 82,915 1,162,468
Diversified Telecommunication Services 0.2%
Iridium Communications, Inc. 37,911 991,752
Electrical Equipment 0.2%
Vertiv Holdings Co., Class A 10,037 819,722
Energy Equipment & Services 0.2%
Halliburton Co. 25,076 988,496
Common Stocks
Shares Value ($)
Entertainment 2.5%
Live Nation Entertainment,
Inc.* 22,413 2,370,623
Playtika Holding Corp. 85,259 601,076
ROBLOX Corp., Class A* 44,045 1,681,638
Roku, Inc., Class A* 4,236 276,060
Spotify Technology SA* 18,846 4,973,460
9,902,857
Financial Services 4.3%
Euronet Worldwide, Inc.* 11,562 1,271,011
Mastercard, Inc., Class A 24,696 11,892,853
PayPal Holdings, Inc.* 1,044 69,938
PennyMac Financial Services,
Inc. 21,378 1,947,322
Rocket Cos., Inc., Class A* 56,221 818,015
WEX, Inc.* 3,502 831,830
16,830,969
Ground Transportation 4.0%
ArcBest Corp. 4,149 591,233
JB Hunt Transport Services,
Inc. 13,796 2,748,853
Landstar System, Inc.(a) 5,150 992,714
Lyft, Inc., Class A* 126,476 2,447,311
Old Dominion Freight Line,
Inc.(a) 27,574 6,047,254
RXO, Inc.* 17,450 381,631
Uber Technologies, Inc.* 31,471 2,422,952
15,631,948
Health Care Equipment & Supplies 2.2%
Align Technology, Inc.* 10,982 3,601,217
GE HealthCare Technologies,
Inc. 29,721 2,701,936
Inspire Medical Systems,
Inc.*(a) 1,844 396,073
Novocure Ltd.* 32,090 501,567
Tandem Diabetes Care, Inc.* 44,408 1,572,487
8,773,280
Health Care Providers & Services 5.7%
Cardinal Health, Inc. 28,219 3,157,706
Cencora , Inc.(a) 4,173 1,013,997
Elevance Health, Inc. 7,633 3,958,016
Humana, Inc. 10,869 3,768,500
McKesson Corp. 10,207 5,479,628
Molina Healthcare, Inc.* 11,803 4,849,026
22,226,873
Health Care Technology 0.1%
Doximity , Inc., Class A* 21,132 568,662
Hotels, Restaurants & Leisure 6.4%
Airbnb, Inc., Class A* 40,800 6,730,368
Booking Holdings, Inc. 2,158 7,828,965
Domino's Pizza, Inc. 8,153 4,051,063
Expedia Group, Inc.* 26,286 3,620,896
Travel + Leisure Co. 47,269 2,314,290
Wynn Resorts Ltd. 3,939 402,684
24,948,266
Household Durables 1.6%
NVR, Inc.* 617 4,997,675
Sonos, Inc.* 66,933 1,275,743
6,273,418

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
1.7%
Vistra Corp.(a) 96,565 6,725,752
Insurance 3.7%
Arch Capital Group Ltd.* 18,078 1,671,130
Everest Group Ltd. 4,125 1,639,688
Kinsale Capital Group, Inc. 5,363 2,814,181
Lincoln National Corp. 33,184 1,059,565
Progressive Corp. (The) 27,157 5,616,611
RLI Corp. 10,541 1,565,022
Ryan Specialty Holdings, Inc.,
Class A(a) 2,938 163,059
14,529,256
Interactive Media & Services 4.1%
Alphabet, Inc., Class C* 41,162 6,267,326
Meta Platforms, Inc., Class A 17,380 8,439,381
Yelp, Inc., Class A* 14,505 571,497
ZoomInfo Technologies, Inc.,
Class A*(a) 47,272 757,770
16,035,974
IT Services 2.7%
DigitalOcean Holdings, Inc.* 7,521 287,152
EPAM Systems, Inc.* 9,485 2,619,378
GoDaddy, Inc., Class A* 30,883 3,665,194
Twilio, Inc., Class A* 8,823 539,527
VeriSign, Inc.* 17,932 3,398,293
10,509,544
Life Sciences Tools & Services 0.4%
Illumina, Inc.* 12,500 1,716,500
Machinery 2.2%
Allison Transmission Holdings,
Inc. 9,157 743,182
Otis Worldwide Corp.(a) 49,705 4,934,216
Terex Corp. 47,650 3,068,660
8,746,058
Oil, Gas & Consumable Fuels 1.6%
Cheniere Energy, Inc. 22,414 3,614,930
Kosmos Energy Ltd.* 63,566 378,853
Magnolia Oil & Gas Corp.,
Class A(a) 36,791 954,727
Ovintiv , Inc. 14,447 749,799
Par Pacific Holdings, Inc.* 16,164 599,038
6,297,347
Personal Care Products 0.1%
Inter Parfums, Inc. 3,718 522,416
Pharmaceuticals 0.5%
Eli Lilly & Co. 2,520 1,960,459
Professional Services 5.0%
Automatic Data Processing,
Inc. 28,835 7,201,253
Genpact Ltd. 40,562 1,336,518
Insperity, Inc. 22,102 2,422,600
KBR, Inc. 60,873 3,875,175
TriNet Group, Inc. 4,460 590,906
Verisk Analytics, Inc., Class A 18,489 4,358,412
19,784,864
Semiconductors & Semiconductor Equipment 4.7%
Broadcom, Inc. 382 506,307
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp. 6,046 5,462,924
QUALCOMM, Inc. 51,223 8,672,054
Silicon Laboratories, Inc.*(a) 5,107 733,978
Teradyne, Inc.(a) 26,056 2,939,898
18,315,161
Software 20.8%
Adobe, Inc.* 5,064 2,555,294
Atlassian Corp., Class A* 19,510 3,806,596
Autodesk, Inc.* 10,783 2,808,109
Box, Inc., Class A*(a) 80,592 2,282,365
CommVault Systems, Inc.* 5,666 574,702
Confluent, Inc., Class A* 14,900 454,748
Crowdstrike Holdings, Inc.,
Class A* 15,681 5,027,172
DocuSign, Inc., Class A* 31,120 1,853,196
DoubleVerify Holdings, Inc.* 25,074 881,602
Dropbox, Inc., Class A*(a) 121,545 2,953,544
Dynatrace, Inc.* 9,811 455,623
Fortinet, Inc.* 89,020 6,080,956
Gitlab, Inc., Class A* 18,109 1,056,117
Manhattan Associates, Inc.*(a) 4,089 1,023,190
Microsoft Corp. 92,821 39,051,651
Nutanix, Inc., Class A* 52,627 3,248,138
Procore Technologies, Inc.* 14,916 1,225,648
RingCentral, Inc., Class A* 30,223 1,049,947
Smartsheet, Inc., Class A* 35,181 1,354,469
Tenable Holdings, Inc.* 23,542 1,163,681
Teradata Corp.* 4,540 175,562
Workday, Inc., Class A* 9,153 2,496,481
81,578,791
Specialty Retail 1.0%
Dick's Sporting Goods, Inc. 13,023 2,928,352
Upbound Group, Inc. 5,220 183,796
Williams-Sonoma, Inc. 3,061 971,959
4,084,107
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc. 142,264 24,395,431
HP, Inc.(a) 90,126 2,723,607
27,119,038
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica, Inc.* 6,722 2,625,949
Trading Companies & Distributors 0.8%
Ferguson plc 14,817 3,236,477
Total Common Stocks
(cost $280,829,593) 383,130,229

26 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Repurchase Agreements 2.3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,881,560,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $2,937,451.
(b) 2,879,854 2,879,854
Pershing LLC,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $6,003,554,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $6,120,002.(b) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $8,879,854) 8,879,854
Total Investments
(cost $289,709,447) — 99.8% 392,010,083
Other assets in excess of liabilities — 0.2% 715,741
NET ASSETS — 100.0%
$ 392,725,824
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $22,230,984, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $8,879,854 and by $15,173,476 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/2/2024 – 11/15/2053, a total value of
$24,053,330.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $8,879,854.

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 27
OTC Total return swap contracts outstanding as of March 31, 2024 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Allegion plc OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 18,970 25,989 25,989
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 70,016 39,209 39,209
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 3,510 7,301 7,301
APA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 6,903 10,354 10,354
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 101,136 179,010 179,010
ArcBest Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 6,380 41,024 41,024
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 5,007 15,572 15,572
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 43,219 864 864
Cleanspark , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 10,357 20,507 20,507
Costco Wholesale
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 2,491 4,110 4,110
Coupang, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 58,944 11,200 11,200
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 5,238 5,448 5,448
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 9,986 15,478 15,478
DoubleVerify
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 6,523 13,242 13,242
eBay, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 19,688 38,785 38,785
Estee Lauder Cos.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 16,471 255,301 255,301
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 730 7,986 7,986
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 51,160 6,139 6,139
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,353 18,505 18,505

28 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Fluor Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 5,938 7,542 7,542
Flywire Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 29,541 1,772 1,772
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 3,220 2,769 2,769
Genpact Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 6,384 5,059 5,059
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 11,995 5,038 5,038
Inspire Medical
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 2,543 16,580 16,580
Iridium
Communications,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 15,648 10,954 10,954
Ironwood
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 134,352 52,397 52,397
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 10,016 55,489 55,489
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,464 3,484 3,484
Landstar System,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 8,409 70,468 70,468
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 4,676 6,921 6,921
Live Nation
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 5,123 7,121 7,121
LPL Financial
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 1,407 6,021 6,021
Lululemon Athletica,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 4,549 20,516 20,516
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 4,491 2,919 2,919
Maplebear , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 17,990 13,492 13,492
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 533 735 735
MicroStrategy, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 549 94,664 94,664

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 29
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,503 2,927 2,927
O'Reilly Automotive,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 924 5,452 5,452
Par Pacific Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 8,624 6,813 6,813
Paycom Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 13,137 115,409 115,409
Peloton Interactive,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 61,589 7,699 7,699
Progressive Corp.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 5,500 11,935 11,935
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 42,150 47,629 47,629
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 10,294 10,294 10,294
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 2,829 8,713 8,713
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 25,245 22,468 22,468
RXO, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 13,216 14,273 14,273
Ryan Specialty
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 1,287 695 695
SentinelOne , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 26,542 28,931 28,931
Silicon Laboratories,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 7,109 77,488 77,488
Sonos, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 54,117 12,447 12,447
Spotify Technology
SA
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,480 3,793 3,793
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 419 6,298 6,298
Sylvamo Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 7,504 8,405 8,405
Synopsys, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 3,358 43,050 43,050

30 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 25,636 44,094 44,094
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 8,633 13,813 13,813
TPG, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 32,693 12,423 12,423
TransMedics Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,681 2,575 2,575
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 6,074 12,330 12,330
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 9,989 10,788 10,788
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 12,145 14,938 14,938
Upbound Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 16,652 5,495 5,495
Verisk Analytics, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 1,468 6,636 6,636
Visteon Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 5,781 26,823 26,823
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 3,194 6,308 6,308
Wynn Resorts Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 6,630 12,597 12,597
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 3,219 3,702 3,702
– –
Total unrealized appreciation 1,707,206 1,707,206
– –
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 22,752 (36,631) (36,631)
Abbott Laboratories Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 15,444 (33,359) (33,359)
Adobe, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 3,728 (11,184) (11,184)
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 12,123 (42,188) (42,188)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 12,150 (31,833) (31,833)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 5,020 (12,650) (12,650)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 31
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Alnylam
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 966 (2,434) (2,434)
Amicus
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 43,529 (15,235) (15,235)
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 15,758 (35,140) (35,140)
Array Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 28,070 (22,176) (22,176)
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 12,576 (52,065) (52,065)
Atlanta Braves
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 41,204 (40,380) (40,380)
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,668 (5,137) (5,137)
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 8,773 (40,179) (40,179)
Bio-Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 27,905 (55,531) (55,531)
BJ's Wholesale Club
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 17,972 (16,714) (16,714)
Boston Beer Co.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 3,232 (12,928) (12,928)
Brink's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 6,417 (14,759) (14,759)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 21,367 (58,973) (58,973)
Certara, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 33,126 (23,851) (23,851)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 13,509 (40,257) (40,257)
Cogent
Communications
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 20,404 (69,476) (69,476)
Confluent, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 16,399 (7,872) (7,872)
Crinetics
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 21,218 (72,990) (72,990)
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 7,743 (29,036) (29,036)

32 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Crowdstrike
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,936 (46,497) (46,497)
Denali Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 25,767 (16,491) (16,491)
DigitalOcean
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 18,586 (12,825) (12,825)
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 11,199 (37,517) (37,517)
Duolingo, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 1,639 (4,687) (4,687)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 16,385 (18,843) (18,843)
Entegris , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 12,837 (3,081) (3,081)
Envestnet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 33,759 (58,403) (58,403)
ePlus , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 16,146 (33,422) (33,422)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 7,113 (27,172) (27,172)
First Financial
Bankshares , Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 61,359 (123,331) (123,331)
FirstCash Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 10,060 (36,028) (36,028)
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 13,164 (15,138) (15,138)
Five Below, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 9,952 (33,140) (33,140)
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 22,360 (31,304) (31,304)
GATX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 11,654 (37,642) (37,642)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 90,327 (56,050) (56,050)
Gentherm , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 15,408 (43,738) (43,738)
Ginkgo Bioworks
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 6.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 267,573 (24,082) (24,082)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 33
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 38,569 (77,909) (77,909)
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 7,753 (17,522) (17,522)
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 34,877 (20,926) (20,926)
Hannon Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 45,697 (76,314) (76,314)
– –
HashiCorp , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 25,154 (1,761) (1,761)
ICON plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 6,119 (36,959) (36,959)
Informatica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 25,497 (24,477) (24,477)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 4,204 (3,195) (3,195)
IonQ , Inc. Increases in total
return of reference
entity
OBFR - 7.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 10,634 (9,358) (9,358)
Iron Mountain, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 27,254 (79,309) (79,309)
Itron , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 13,603 (42,849) (42,849)
J & J Snack Foods
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 8,445 (18,199) (18,199)
Kadant , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 2,839 (17,715) (17,715)
Krystal Biotech, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 2,842 (10,686) (10,686)
Kulicke & Soffa
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 1,060 (2,035) (2,035)
LGI Homes, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 7,966 (29,554) (29,554)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 18,480 (5,174) (5,174)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 9,450 (6,615) (6,615)
MarketAxess
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 5,843 (1,628) (1,628)

34 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 14,635 (90,737) (90,737)
Microchip
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 21,843 (85,625) (85,625)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 698 (5,312) (5,312)
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 5,502 (45,942) (45,942)
Natera , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 22,884 (33,411) (33,411)
NeoGenomics , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 31,021 (17,372) (17,372)
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 11,812 (38,271) (38,271)
Northern Oil & Gas,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 12,438 (15,174) (15,174)
NU Holdings Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 83,676 (25,102) (25,102)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 10,041 (20,082) (20,082)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 35,792 (787,782) (787,782)
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 11,869 (41,185) (41,185)
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 6,793 (4,075) (4,075)
Ormat Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 11,298 (12,202) (12,202)
OSI Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 13,828 (41,207) (41,207)
Otter Tail Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 19,144 (89,929) (89,929)
Patterson-UTI
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 35,704 (8,926) (8,926)
Pinterest, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 56,901 (47,797) (47,797)
Plexus Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 20,610 (79,967) (79,967)

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 3,391 (8,078) (8,078)
Privia Health Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 17,023 (10,554) (10,554)
Procore
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 19,579 (3,720) (3,720)
RadNet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 24,318 (8,511) (8,511)
RB Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 26,427 (17,706) (17,706)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 10,504 (841) (841)
Rocket
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 18,022 (6,849) (6,849)
Rogers Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 9,922 (6,548) (6,548)
Sanmina Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 23,612 (38,488) (38,488)
Schrodinger, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 17,381 (23,464) (23,464)
Select Medical
Holdings Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 3,953 (6,028) (6,028)
Sensient
Technologies Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 1,216 (2,530) (2,530)
ServisFirst
Bancshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 34,006 (99,298) (99,298)
Shoals Technologies
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 75,221 (3,009) (3,009)
Sitio Royalties Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 26,203 (27,513) (27,513)
Skechers USA, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 5,895 (7,369) (7,369)
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 39,766 (19,088) (19,088)
SpringWorks
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 11,204 (224) (224)
SPS Commerce,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,661 (19,576) (19,576)

36 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 16,811 (41,859) (41,859)
Standex
International Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 2,666 (8,158) (8,158)
Surgery Partners,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 14,067 (9,003) (9,003)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 8,560 (343) (343)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 4,842 (22,661) (22,661)
Union Pacific Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 8,087 (52,001) (52,001)
Vaxcyte , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 21,100 (18,779) (18,779)
Viking Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 5,068 (5,930) (5,930)
Waters Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 797 (4,885) (4,885)
WD-40 Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2024 2,047 (7,942) (7,942)
Ziff Davis, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 15,284 (7,183) (7,183)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 59,829 (74,188) (74,188)
– –
Total unrealized depreciation (3,976,978) (3,976,978)
– –
Net unrealized depreciation (2,269,772) (2,269,772)
Financing Costs of Swap Contracts (91,879) (91,879)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (2,361,651) (2,361,651)
OBFR Overnight Bank Funding Rate

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 37
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

38 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 383,130,229 $ – $ – $ 383,130,229
Repurchase Agreements – 8,879,854 – 8,879,854
Total Return Swaps† – 1,707,206 – 1,707,206
Total Assets $ 383,130,229 $ 10,587,060 $ – $ 393,717,289
Liabilities:
Total Return Swaps† $ – $ (4,068,857) $ – $ (4,068,857)
Total Liabilities $ – $ (4,068,857) $ – $ (4,068,857)
Total $ 383,130,229 $ 6,518,203 $ – $ 389,648,432
†
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT Jacobs Levy Large Cap Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 39
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 1,707,206
Total $ 1,707,206
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (4,068,857)
Total $ (4,068,857)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid
Cap Value Fund)
Common Stocks 97.6%
Shares Value ($)
Aerospace & Defense 1.9%
Textron, Inc. 70,300 6,743,879
Automobile Components 2.7%
Aptiv plc* 48,114 3,832,280
BorgWarner, Inc.(a) 166,500 5,784,210
9,616,490
Banks 2.1%
Huntington Bancshares, Inc. 201,100 2,805,345
Prosperity Bancshares, Inc. 67,090 4,413,180
7,218,525
Broadline Retail 1.2%
eBay, Inc. 82,800 4,370,184
Building Products 0.9%
Carrier Global Corp.(a) 51,700 3,005,321
Capital Markets 2.8%
Bank of New York Mellon
Corp. (The) 89,300 5,145,466
T. Rowe Price Group, Inc. 37,400 4,559,808
9,705,274
Chemicals 4.1%
Axalta Coating Systems Ltd.* 122,000 4,195,580
RPM International, Inc.(a) 38,700 4,603,365
Westlake Corp.(a) 36,600 5,592,480
14,391,425
Commercial Services & Supplies 0.8%
Republic Services, Inc., Class
A 15,300 2,929,032
Communications Equipment 1.0%
Motorola Solutions, Inc. 9,800 3,478,804
Consumer Staples Distribution & Retail 5.1%
BJ's Wholesale Club Holdings,
Inc.* 75,200 5,688,880
Target Corp. 36,500 6,468,165
US Foods Holding Corp.* 107,930 5,824,982
17,982,027
Containers & Packaging 5.1%
AptarGroup, Inc. 21,150 3,043,273
Avery Dennison Corp. 15,400 3,438,050
Crown Holdings, Inc. 67,300 5,334,198
Packaging Corp. of America 32,636 6,193,660
18,009,181
Electric Utilities 3.2%
Alliant Energy Corp. 123,100 6,204,240
Xcel Energy, Inc. 92,241 4,957,954
11,162,194
Electrical Equipment 1.5%
Hubbell, Inc., Class B 5,400 2,241,270
Regal Rexnord Corp. 16,000 2,881,600
5,122,870
Electronic Equipment, Instruments & Components 3.3%
Amphenol Corp., Class A 25,500 2,941,425
Flex Ltd.* 172,200 4,926,642
Zebra Technologies Corp.,
Class A* 11,965 3,606,730
11,474,797
Common Stocks
Shares Value ($)
Energy Equipment & Services 1.6%
Baker Hughes Co., Class A 170,900 5,725,150
Financial Services 1.5%
Global Payments, Inc. 39,800 5,319,668
Ground Transportation 4.0%
JB Hunt Transport Services,
Inc. 29,100 5,798,175
Knight-Swift Transportation
Holdings, Inc., Class A 81,000 4,456,620
Landstar System, Inc. 19,304 3,721,039
13,975,834
Health Care Equipment & Supplies 4.3%
Cooper Cos., Inc. (The) 43,744 4,438,266
Hologic, Inc.* 70,000 5,457,200
Zimmer Biomet Holdings, Inc. 38,700 5,107,626
15,003,092
Health Care Providers & Services 1.8%
Quest Diagnostics, Inc. 47,500 6,322,725
Hotels, Restaurants & Leisure 3.9%
Darden Restaurants, Inc. 36,400 6,084,260
Hilton Worldwide Holdings,
Inc. 12,100 2,581,051
Yum! Brands, Inc. 36,300 5,032,995
13,698,306
Insurance 9.5%
American Financial Group,
Inc.(a) 47,832 6,528,112
Fidelity National Financial, Inc. 83,000 4,407,300
Hartford Financial Services
Group, Inc. (The) 63,487 6,542,335
Old Republic International
Corp. 149,000 4,577,280
W R Berkley Corp. 54,200 4,793,448
Willis Towers Watson plc 23,700 6,517,500
33,365,975
Life Sciences Tools & Services 2.3%
Agilent Technologies, Inc. 27,100 3,943,321
ICON plc* 12,600 4,232,970
8,176,291
Machinery 5.8%
AGCO Corp.(a) 42,178 5,188,738
Lincoln Electric Holdings, Inc. 8,700 2,222,328
Middleby Corp. (The)*(a) 34,866 5,606,104
Toro Co. (The)(a) 46,800 4,288,284
Xylem, Inc. 22,700 2,933,748
20,239,202
Metals & Mining 1.4%
Franco-Nevada Corp. 40,200 4,790,232
Office REITs 1.7%
Alexandria Real Estate
Equities, Inc. 45,200 5,826,732
Oil, Gas & Consumable Fuels 3.3%
Coterra Energy, Inc. 219,300 6,114,084
Devon Energy Corp. 107,300 5,384,314
11,498,398
Passenger Airlines 0.9%
Alaska Air Group, Inc.*(a) 72,500 3,116,775

NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund) - March 31, 2024 (Unaudited) - Statement of
Investments - 41
Common Stocks
Shares Value ($)
Professional Services 7.1%
FTI Consulting, Inc.* 27,000 5,677,830
Genpact Ltd. 116,900 3,851,855
Leidos Holdings, Inc. 43,900 5,754,851
ManpowerGroup, Inc. 45,525 3,534,561
Maximus, Inc. 38,500 3,230,150
TransUnion 34,900 2,785,020
24,834,267
Residential REITs 2.3%
Camden Property Trust 49,400 4,860,960
Equity LifeStyle Properties,
Inc. 47,200 3,039,680
7,900,640
Retail REITs 2.0%
NNN REIT, Inc. 160,700 6,868,318
Semiconductors & Semiconductor Equipment 3.3%
MKS Instruments, Inc.(a) 45,900 6,104,700
Skyworks Solutions, Inc. 50,000 5,416,000
11,520,700
Specialized REITs 1.7%
Lamar Advertising Co., Class A 51,000 6,089,910
Specialty Retail 1.9%
Dick's Sporting Goods, Inc.(a) 11,800 2,653,348
GCI Liberty, Inc.*^∞ 32,251 0
Ross Stores, Inc. 28,263 4,147,878
6,801,226
Technology Hardware, Storage & Peripherals 0.6%
Western Digital Corp.*(a) 32,600 2,224,624
Textiles, Apparel & Luxury Goods 1.0%
Ralph Lauren Corp., Class A 17,800 3,342,128
Total Common Stocks
(cost $307,186,269) 341,850,196
Repurchase Agreements 1.2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,679,471,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $2,731,443.
(b) 2,677,885 2,677,885
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $1,500,885,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046; total
market value $1,531,064.
(b) 1,500,000 1,500,000
Total Repurchase Agreements
(cost $4,177,885) 4,177,885
Total Investments
(cost $311,364,154) — 98.8% 346,028,081
Other assets in excess of liabilities — 1.2% 4,082,644
NET ASSETS — 100.0%
$ 350,110,725
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $21,354,493, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,177,885 and by $17,408,688 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.47%, and maturity
dates ranging from 4/2/2024 – 11/15/2053, a total value of
$21,586,573.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $4,177,885.
REIT Real Estate Investment Trust

42 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid
Cap Value Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund) - March 31, 2024 (Unaudited) - Statement of
Investments - 43
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 6,743,879 $ – $ – $ 6,743,879
Automobile Components 9,616,490 – – 9,616,490
Banks 7,218,525 – – 7,218,525
Broadline Retail 4,370,184 – – 4,370,184
Building Products 3,005,321 – – 3,005,321
Capital Markets 9,705,274 – – 9,705,274
Chemicals 14,391,425 – – 14,391,425
Commercial Services & Supplies 2,929,032 – – 2,929,032
Communications Equipment 3,478,804 – – 3,478,804
Consumer Staples Distribution & Retail 17,982,027 – – 17,982,027
Containers & Packaging 18,009,181 – – 18,009,181
Electric Utilities 11,162,194 – – 11,162,194
Electrical Equipment 5,122,870 – – 5,122,870
Electronic Equipment, Instruments &
Components 11,474,797 – – 11,474,797
Energy Equipment & Services 5,725,150 – – 5,725,150
Financial Services 5,319,668 – – 5,319,668
Ground Transportation 13,975,834 – – 13,975,834
Health Care Equipment & Supplies 15,003,092 – – 15,003,092
Health Care Providers & Services 6,322,725 – – 6,322,725
Hotels, Restaurants & Leisure 13,698,306 – – 13,698,306
Insurance 33,365,975 – – 33,365,975
Life Sciences Tools & Services 8,176,291 – – 8,176,291
Machinery 20,239,202 – – 20,239,202
Metals & Mining 4,790,232 – – 4,790,232
Office REITs 5,826,732 – – 5,826,732
Oil, Gas & Consumable Fuels 11,498,398 – – 11,498,398
Passenger Airlines 3,116,775 – – 3,116,775
Professional Services 24,834,267 – – 24,834,267
Residential REITs 7,900,640 – – 7,900,640
Retail REITs 6,868,318 – – 6,868,318
Semiconductors & Semiconductor
Equipment 11,520,700 – – 11,520,700
Specialized REITs 6,089,910 – – 6,089,910
Specialty Retail 6,801,226 – – 6,801,226
Technology Hardware, Storage &
Peripherals 2,224,624 – – 2,224,624
Textiles, Apparel & Luxury Goods 3,342,128 – – 3,342,128
Total Common Stocks $ 341,850,196 $ – $ – $ 341,850,196
Repurchase Agreements – 4,177,885 – 4,177,885
Total $ 341,850,196 $ 4,177,885 $ – $ 346,028,081
As of March 31, 2024, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

44 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid
Cap Value Fund)
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
As of March 31, 2024, the Fund had no open forward foreign currency contracts.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund) - March 31, 2024 (Unaudited) - State-
ment of Investments - 45
Common Stocks 96.5%
Shares Value ($)
Aerospace & Defense 3.6%
AAR Corp.* 16,472 986,179
Curtiss-Wright Corp. 8,225 2,105,106
Hexcel Corp. 4,209 306,626
Parsons Corp.* 24,937 2,068,524
5,466,435
Automobile Components 1.4%
Modine Manufacturing Co.*(a) 21,942 2,088,659
Biotechnology 3.1%
Blueprint Medicines Corp.*(a) 8,077 766,184
Cytokinetics, Inc.*(a) 12,028 843,283
Halozyme Therapeutics, Inc.* 15,733 640,019
SpringWorks Therapeutics,
Inc.*(a) 9,174 451,544
Twist Bioscience Corp.*(a) 14,434 495,231
Ultragenyx Pharmaceutical,
Inc.* 7,757 362,174
Vaxcyte, Inc.*(a) 8,381 572,506
Vericel Corp.* 3,208 166,880
Viking Therapeutics, Inc.*(a) 4,487 367,934
4,665,755
Broadline Retail 0.7%
Ollie's Bargain Outlet
Holdings, Inc.* 13,845 1,101,647
Building Products 2.7%
AAON, Inc.(a) 18,918 1,666,676
AZEK Co., Inc. (The), Class A* 30,958 1,554,711
Trex Co., Inc.* 8,311 829,022
4,050,409
Capital Markets 3.8%
Cohen & Steers, Inc.(a) 4,516 347,235
Evercore, Inc., Class A 13,117 2,526,203
Hamilton Lane, Inc., Class A 25,504 2,875,831
5,749,269
Chemicals 0.7%
Element Solutions, Inc. 45,450 1,135,341
Commercial Services & Supplies 3.4%
Casella Waste Systems, Inc.,
Class A*(a) 19,555 1,933,403
Clean Harbors, Inc.* 16,136 3,248,338
5,181,741
Construction & Engineering 3.9%
Comfort Systems USA, Inc.(a) 11,394 3,619,988
EMCOR Group, Inc. 6,481 2,269,646
5,889,634
Construction Materials 1.1%
Eagle Materials, Inc. 6,036 1,640,283
Diversified Consumer Services 1.9%
Duolingo, Inc., Class A* 13,176 2,906,362
Electrical Equipment 0.6%
NEXTracker, Inc., Class A*(a) 17,073 960,698
Electronic Equipment, Instruments & Components 2.6%
Celestica, Inc.* 30,714 1,380,287
Novanta, Inc.* 10,610 1,854,310
Vontier Corp. 16,763 760,370
3,994,967
Common Stocks
Shares Value ($)
Energy Equipment & Services 2.3%
TechnipFMC plc(a) 68,060 1,708,986
Weatherford International plc* 15,047 1,736,725
3,445,711
Financial Services 1.4%
Essent Group Ltd. 17,586 1,046,543
Mr. Cooper Group, Inc.* 14,240 1,110,008
2,156,551
Food Products 0.5%
Freshpet, Inc.*(a) 6,471 749,730
Ground Transportation 2.0%
Saia, Inc.* 5,290 3,094,650
Health Care Equipment & Supplies 4.8%
Glaukos Corp.*(a) 13,337 1,257,546
Integer Holdings Corp.*(a) 9,766 1,139,497
iRhythm Technologies, Inc.*(a) 2,858 331,528
Lantheus Holdings, Inc.* 6,031 375,369
Merit Medical Systems,
Inc.*(a) 14,467 1,095,875
RxSight, Inc.* 15,490 798,974
Shockwave Medical, Inc.*(a) 4,877 1,588,098
TransMedics Group, Inc.*(a) 10,293 761,064
7,347,951
Health Care Providers & Services 6.1%
Acadia Healthcare Co., Inc.*(a) 27,433 2,173,242
BrightSpring Health Services,
Inc.*(a) 33,045 359,199
Encompass Health Corp. 23,568 1,946,245
HealthEquity, Inc.* 19,112 1,560,113
Progyny, Inc.*(a) 8,478 323,436
RadNet, Inc.* 25,307 1,231,439
Surgery Partners, Inc.*(a) 55,046 1,642,022
9,235,696
Health Care Technology 0.3%
Evolent Health, Inc., Class
A*(a) 12,798 419,646
Hotels, Restaurants & Leisure 5.7%
Cava Group, Inc.*(a) 10,284 720,394
Red Rock Resorts, Inc., Class
A(a) 35,858 2,145,026
Shake Shack, Inc., Class A* 11,570 1,203,627
Texas Roadhouse, Inc., Class
A 12,529 1,935,355
Wingstop, Inc. 7,261 2,660,430
8,664,832
Household Durables 3.4%
Meritage Homes Corp. 6,756 1,185,408
Taylor Morrison Home Corp.,
Class A* 28,380 1,764,384
TopBuild Corp.* 5,167 2,277,252
5,227,044
Industrial REITs 0.5%
Terreno Realty Corp.(a) 10,573 702,047
Insurance 1.2%
Kinsale Capital Group, Inc. 3,497 1,835,016
Life Sciences Tools & Services 3.6%
Medpace Holdings, Inc.* 9,527 3,850,337

46 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager
Small Cap Growth Fund)
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Repligen Corp.*(a) 8,902 1,637,256
5,487,593
Machinery 3.2%
Crane Co.(a) 11,645 1,573,589
Esab Corp. 18,417 2,036,368
Federal Signal Corp. 15,697 1,332,204
4,942,161
Metals & Mining 2.1%
ATI, Inc.*(a) 33,791 1,729,086
Carpenter Technology Corp.(a) 19,884 1,420,115
3,149,201
Oil, Gas & Consumable Fuels 1.9%
Matador Resources Co.(a) 23,126 1,544,123
Northern Oil & Gas, Inc.(a) 35,877 1,423,599
2,967,722
Personal Care Products 2.5%
BellRing Brands, Inc.* 20,137 1,188,687
elf Beauty, Inc.*(a) 13,431 2,632,879
3,821,566
Pharmaceuticals 0.4%
Intra-Cellular Therapies, Inc.* 9,690 670,548
Semiconductors & Semiconductor Equipment 9.6%
Allegro MicroSystems, Inc.* 28,315 763,372
Astera Labs, Inc.*(a) 6,302 467,545
Credo Technology Group
Holding Ltd.* 52,876 1,120,442
Impinj, Inc.*(a) 11,938 1,532,959
Lattice Semiconductor
Corp.*(a) 25,472 1,992,675
MACOM Technology Solutions
Holdings, Inc.*(a) 16,829 1,609,526
Nova Ltd.* 6,193 1,098,514
Onto Innovation, Inc.* 12,291 2,225,654
Rambus, Inc.* 17,886 1,105,534
Silicon Laboratories, Inc.*(a) 10,651 1,530,762
Synaptics, Inc.* 11,900 1,160,964
14,607,947
Software 13.0%
Altair Engineering, Inc., Class
A*(a) 19,473 1,677,599
Appfolio, Inc., Class A*(a) 3,265 805,606
Braze, Inc., Class A* 31,643 1,401,785
Confluent, Inc., Class A*(a) 33,549 1,023,915
CyberArk Software Ltd.*(a) 10,475 2,782,474
Gitlab, Inc., Class A* 36,736 2,142,444
Guidewire Software, Inc.*(a) 15,185 1,772,241
Informatica, Inc., Class A*(a) 55,235 1,933,225
JFrog Ltd.* 42,995 1,901,239
Sprout Social, Inc., Class A*(a) 23,129 1,381,033
SPS Commerce, Inc.* 7,287 1,347,366
Varonis Systems, Inc., Class
B* 35,057 1,653,639
19,822,566
Trading Companies & Distributors 2.5%
Applied Industrial
Technologies, Inc. 9,258 1,828,918
Common Stocks
Shares Value ($)
Trading Companies & Distributors
H&E Equipment Services, Inc. 32,155 2,063,708
3,892,626
Total Common Stocks
(cost $112,085,082) 147,072,004
Repurchase Agreements 8.2%
Principal
Amount ($)
BofA Securities, Inc.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,001,185,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 6.04%, maturing
2/25/2028 - 10/20/2069;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,507,891,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $2,556,534.
(b) 2,506,406 2,506,406
Pershing LLC,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $5,002,962,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $5,100,002.(b) 5,000,000 5,000,000
Santander US Capital
Markets,
5.34%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,001,187,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069;
total market value
$2,040,303.(b) 2,000,000 2,000,000

NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund) - March 31, 2024 (Unaudited) - State-
ment of Investments - 47
Repurchase Agreements
Principal
Amount ($) Value ($)
Societe Generale,
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $1,000,590,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 4.88%, maturing
11/30/2025 - 10/31/2028;
total market value
$1,020,000.(b) 1,000,000 1, 000,000
Total Repurchase Agreements
(cost $12,506,406) 12,506,406
Total Investments
(cost $124,591,488) — 104.7% 159,578,410
Liabilities in excess of other assets — (4.7)% (7,165,292)
NET ASSETS — 100.0%
$ 152,413,118
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $35,240,840, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $12,506,406 and by $23,501,279 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/2/2024 – 11/15/2053, a total value of
$36,007,685.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $12,506,406.
REIT Real Estate Investment Trust

48 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager
Small Cap Growth Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund) - March 31, 2024 (Unaudited) - State-
ment of Investments - 49
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 147,072,004 $ – $ – $ 147,072,004
Repurchase Agreements – 12,506,406 – 12,506,406
Total $ 147,072,004 $ 12,506,406 $ – $ 159,578,410
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

50 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 98 .5%
Shares Value ($)
Aerospace & Defense 0 .0%
†
Astronics Corp.* 2,008 38,232
Air Freight & Logistics 0 .0%
†
Radiant Logistics, Inc.*(a) 2,728 14,786
Automobile Components 2 .9%
Adient plc*(a) 18,528 609,942
American Axle &
Manufacturing Holdings,
Inc.* 24,723 181,961
Cooper-Standard Holdings,
Inc.* 2,250 37,260
Dana, Inc.(a) 60,280 765,556
Dorman Products, Inc.*(a) 30,400 2,930,256
Goodyear Tire & Rubber Co.
(The)* 109,850 1,508,241
Phinia, Inc. 4,298 165,172
Stoneridge, Inc.* 7,680 141,619
6,340,007
Banks 8 .0%
Amalgamated Financial Corp. 6,503 156,072
Amerant Bancorp, Inc., Class
A(a) 4,022 93,672
BankUnited, Inc. 46,370 1,298,360
BCB Bancorp, Inc. 3,196 33,398
Berkshire Hills Bancorp, Inc.(a) 18,504 424,112
Byline Bancorp, Inc. 3,301 71,698
Capital Bancorp, Inc. 3,073 64,011
Capital City Bank Group, Inc.
(a) 3,672 101,714
Central Pacific Financial Corp. 11,316 223,491
Community Trust Bancorp, Inc. 6,849 292,110
ConnectOne Bancorp, Inc. 9,402 183,339
Cullen/Frost Bankers, Inc. 2,675 301,125
Customers Bancorp, Inc.*(a) 19,894 1,055,576
East West Bancorp, Inc.(a) 2,348 185,750
Eastern Bankshares, Inc.(a) 47,835 659,166
FB Financial Corp. 12,906 486,040
Financial Institutions, Inc. 6,112 115,028
First Bancorp(a) 85,666 1,502,582
First Business Financial
Services, Inc. 764 28,650
First Financial Corp. 7,221 276,781
First Foundation, Inc. 68,474 516,979
First Horizon Corp. 8,799 135,505
First Internet Bancorp 5,028 174,673
First Savings Financial Group,
Inc.(a) 421 7,052
Five Star Bancorp(a) 1,000 22,500
FS Bancorp, Inc. 1,120 38,875
Great Southern Bancorp, Inc.
(a) 959 52,572
Guaranty Bancshares, Inc.(a) 3,052 92,659
Hanmi Financial Corp. 17,595 280,112
HarborOne Bancorp, Inc. 23,385 249,284
HBT Financial, Inc. 3,264 62,146
Hilltop Holdings, Inc. 33,375 1,045,305
Home Bancorp, Inc. 843 32,295
HomeTrust Bancshares, Inc. 5,589 152,803
Independent Bank Corp. 8,307 210,582
Investar Holding Corp. 257 4,204
Kearny Financial Corp. 14,695 94,636
Common Stocks
Shares Value ($)
Banks
Live Oak Bancshares, Inc. 2,660 110,417
Macatawa Bank Corp. 1,488 14,567
Mercantile Bank Corp. 2,680 103,153
Metropolitan Bank Holding
Corp.*(a) 8,820 339,570
Midland States Bancorp, Inc. 7,844 197,120
MVB Financial Corp.(a) 407 9,080
Northfield Bancorp, Inc. 6,713 65,250
Northrim Bancorp, Inc.(a) 2,505 126,527
OFG Bancorp 31,207 1,148,730
Origin Bancorp, Inc. 1,840 57,482
Peapack-Gladstone Financial
Corp.(a) 5,163 125,616
Preferred Bank(a) 4,493 344,928
Primis Financial Corp. 5,970 72,655
QCR Holdings, Inc. 6,533 396,814
RBB Bancorp(a) 3,770 67,898
Red River Bancshares, Inc. 100 4,979
Sierra Bancorp 2,845 57,469
SmartFinancial, Inc. 3,443 72,544
South Plains Financial, Inc. 2,612 69,897
Southern First Bancshares,
Inc.* 2,801 88,960
Texas Capital Bancshares,
Inc.*(a) 24,976 1,537,273
Third Coast Bancshares, Inc.* 1,560 31,231
Towne Bank 14,717 412,959
UMB Financial Corp. 11,162 970,982
Veritex Holdings, Inc. 9,140 187,279
17,338,237
Biotechnology 3 .3%
2seventy bio, Inc.*(a) 14,583 78,019
ACELYRIN, Inc.* 18,609 125,611
Arcturus Therapeutics
Holdings, Inc.*(a) 3,060 103,336
ARS Pharmaceuticals, Inc.*(a) 11,153 113,984
CareDx, Inc.*(a) 64,415 682,155
Century Therapeutics, Inc.*(a) 4,100 17,138
Deciphera Pharmaceuticals,
Inc.* 3,600 56,628
Design Therapeutics, Inc.*(a) 17,000 68,510
Editas Medicine, Inc.*(a) 11,700 86,814
Enanta Pharmaceuticals, Inc.* 6,639 115,917
Exelixis, Inc.* 9,975 236,707
Fate Therapeutics, Inc.*(a) 102,155 749,818
FibroGen, Inc.*(a) 89,781 210,985
Ironwood Pharmaceuticals,
Inc., Class A*(a) 91,420 796,268
iTeos Therapeutics, Inc.*(a) 26,049 355,308
Kodiak Sciences, Inc.* 28,289 148,800
MacroGenics, Inc.* 8,938 131,567
Nurix Therapeutics, Inc.* 33,110 486,717
Organogenesis Holdings, Inc.,
Class A*(a) 8,600 24,424
PMV Pharmaceuticals, Inc.* 13,800 23,460
Poseida Therapeutics, Inc.,
Class A*(a) 44,959 143,419
PTC Therapeutics, Inc.*(a) 18,991 552,448
REGENXBIO, Inc.*(a) 7,832 165,020
Relay Therapeutics, Inc.*(a) 75,102 623,347
Sangamo Therapeutics, Inc.* 3,600 2,413

NVIT Multi-Manager Small Cap Value Fund - March 31, 2024 (Unaudited) - Statement of Investments - 51
Common Stocks
Shares Value ($)
Biotechnology
Sutro Biopharma, Inc.*(a) 51,817 292,766
Vanda Pharmaceuticals, Inc.* 79,115 325,163
Vir Biotechnology, Inc.*(a) 8,798 89,124
Zymeworks, Inc.* 42,850 450,782
7,256,648
Broadline Retail 0 .8%
1stdibs.com, Inc.*(a) 8,623 51,393
ContextLogic, Inc., Class A* 7,100 40,399
Ollie's Bargain Outlet
Holdings, Inc.* 21,700 1,726,669
1,818,461
Building Products 4 .6%
American Woodmark Corp.* 19,900 2,023,034
AZEK Co., Inc. (The), Class
A*(a) 52,600 2,641,572
CSW Industrials, Inc.(a) 8,500 1,994,100
Hayward Holdings, Inc.*(a) 206,100 3,155,391
Insteel Industries, Inc.(a) 5,160 197,215
Resideo Technologies, Inc.* 1,000 22,420
10,033,732
Capital Markets 2 .0%
Donnelley Financial Solutions,
Inc.* 8,018 497,196
Robinhood Markets, Inc.,
Class A*(a) 5,554 111,802
StoneX Group, Inc.*(a) 8,962 629,670
Virtus Investment Partners,
Inc. 12,400 3,074,952
4,313,620
Chemicals 4 .1%
American Vanguard Corp. 15,515 200,919
Ashland, Inc. 28,200 2,745,834
Core Molding Technologies,
Inc.*(a) 6,300 119,259
Ecovyst, Inc.*(a) 57,802 644,492
Element Solutions, Inc. 184,400 4,606,312
Huntsman Corp. 9,380 244,162
Origin Materials, Inc.*(a) 84,409 43,049
Rayonier Advanced Materials,
Inc.* 58,404 279,171
Trinseo plc 38,581 145,836
Valhi, Inc. 120 2,062
9,031,096
Commercial Services & Supplies 2 .1%
Enviri Corp.*(a) 42,459 388,500
Interface, Inc., Class A 25,759 433,266
SP Plus Corp.* 18,844 984,034
Steelcase, Inc., Class A(a) 57,458 751,551
UniFirst Corp. 11,850 2,055,145
4,612,496
Communications Equipment 0 .4%
ADTRAN Holdings, Inc.(a) 66,065 359,394
DZS, Inc.*(a) 8,508 11,230
NETGEAR, Inc.* 28,912 455,942
Ribbon Communications,
Inc.*(a) 42,520 136,064
962,630
Construction & Engineering 2 .9%
API Group Corp.*(a) 118,600 4,657,422
Common Stocks
Shares Value ($)
Construction & Engineering
Argan, Inc. 9,058 457,791
Fluor Corp.*(a) 17,239 728,865
Limbach Holdings, Inc.*(a) 907 37,568
Matrix Service Co.* 7,700 100,331
Tutor Perini Corp.* 30,624 442,823
6,424,800
Construction Materials 0 .1%
Knife River Corp.* 3,280 265,942
Consumer Finance 2 .6%
Bread Financial Holdings, Inc. 27,085 1,008,646
EZCORP, Inc., Class A*(a) 40,829 462,593
Green Dot Corp., Class A* 51,437 479,907
LendingClub Corp.* 90,162 792,524
LendingTree, Inc.* 8,581 363,320
Navient Corp.(a) 64,063 1,114,696
Oportun Financial Corp.*(a) 5,900 14,337
PROG Holdings, Inc. 27,596 950,406
Regional Management Corp. 1,920 46,483
SLM Corp. 21,161 461,098
5,694,010
Consumer Staples Distribution & Retail 1 .8%
Andersons, Inc. (The)(a) 18,303 1,050,043
Grocery Outlet Holding Corp.* 85,500 2,460,690
SpartanNash Co. 19,396 391,993
3,902,726
Containers & Packaging 0 .0%
†
Pactiv Evergreen, Inc. 1,500 21,480
Diversified Consumer Services 0 .2%
American Public Education,
Inc.* 7,450 105,790
Chegg, Inc.* 44,932 340,135
Universal Technical Institute,
Inc.* 3,658 58,309
504,234
Diversified REITs 0 .0%
†
Armada Hoffler Properties, Inc.
(a) 5,774 60,050
Diversified Telecommunication Services 0 .2%
ATN International, Inc. 661 20,825
Bandwidth, Inc., Class A*(a) 26,702 487,578
508,403
Electric Utilities 0 .6%
NRG Energy, Inc. 18,335 1,241,096
Electrical Equipment 0 .6%
Powell Industries, Inc. 8,685 1,235,876
Electronic Equipment, Instruments & Components 2 .2%
ePlus, Inc.* 51,700 4,060,518
FARO Technologies, Inc.*(a) 18,868 405,851
Iteris, Inc.* 6,128 30,272
ScanSource, Inc.* 7,088 312,156
4,808,797
Energy Equipment & Services 0 .8%
Atlas Energy Solutions, Inc.,
Class A(a) 12,776 288,993
Helix Energy Solutions Group,
Inc.*(a) 24,452 265,060
Kodiak Gas Services, Inc.(a) 25,620 700,451

52 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Newpark Resources, Inc.* 19,700 142,234
Oil States International, Inc.* 59,197 364,653
1,761,391
Entertainment 0 .4%
Eventbrite, Inc., Class A* 12,411 68,012
Madison Square Garden
Entertainment Corp., Class
A* 14,071 551,724
Playstudios, Inc.*(a) 15,740 43,757
Playtika Holding Corp.(a) 10,682 75,308
Roku, Inc., Class A*(a) 956 62,303
801,104
Financial Services 1 .8%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 3,780 111,964
Corebridge Financial, Inc.(a) 13,030 374,352
Enact Holdings, Inc. 13,241 412,854
Jackson Financial, Inc., Class
A 32,782 2,168,202
Merchants Bancorp 6,550 282,829
Ocwen Financial Corp.*(a) 1,734 46,835
Paysafe Ltd.*(a) 31,853 502,959
3,899,995
Food Products 1 .2%
Dole plc(a) 13,837 165,075
Fresh Del Monte Produce, Inc. 5,649 146,366
Lancaster Colony Corp.(a) 11,000 2,283,930
2,595,371
Gas Utilities 0 .1%
Northwest Natural Holding
Co.(a) 7,984 297,165
Ground Transportation 2 .3%
ArcBest Corp. 10,987 1,565,648
Covenant Logistics Group,
Inc., Class A 7,734 358,548
Landstar System, Inc. 15,600 3,007,056
4,931,252
Health Care Equipment & Supplies 1 .9%
AngioDynamics, Inc.* 48,785 286,368
Butterfly Network, Inc.*(a) 18,038 19,481
Embecta Corp.(a) 22,600 299,902
ICU Medical, Inc.*(a) 25,400 2,725,928
Inogen, Inc.* 24,800 200,136
OraSure Technologies, Inc.*(a) 11,124 68,412
Orthofix Medical, Inc.* 14,215 206,402
Zimvie, Inc.*(a) 18,696 308,297
4,114,926
Health Care Providers & Services 6 .3%
Addus HomeCare Corp.*(a) 51,800 5,353,012
AMN Healthcare Services,
Inc.* 54,600 3,413,046
Castle Biosciences, Inc.* 20,000 443,000
DocGo, Inc.*(a) 296,100 1,196,244
Ensign Group, Inc. (The)(a) 26,700 3,322,014
13,727,316
Health Care REITs 0 .1%
CareTrust REIT, Inc. 4,860 118,438
Common Stocks
Shares Value ($)
Health Care Technology 0 .4%
American Well Corp., Class
A*(a) 127,808 103,614
Health Catalyst, Inc.* 54,431 409,865
TruBridge, Inc.* 8,594 79,237
Veradigm, Inc.*(a) 47,646 366,874
959,590
Hotel & Resort REITs 1 .9%
Chatham Lodging Trust 14,712 148,738
Park Hotels & Resorts, Inc. 12,281 214,795
Pebblebrook Hotel Trust(a) 11,769 181,360
RLJ Lodging Trust(a) 120,660 1,426,201
Sunstone Hotel Investors, Inc. 93,541 1,042,047
Xenia Hotels & Resorts, Inc. 78,400 1,176,784
4,189,925
Hotels, Restaurants & Leisure 1 .1%
Wyndham Hotels & Resorts,
Inc. 30,200 2,317,850
Household Durables 2 .9%
GoPro, Inc., Class A*(a) 143,267 319,485
Hooker Furnishings Corp.(a) 3,198 76,784
iRobot Corp.* 13,204 115,667
KB Home 28,676 2,032,555
Landsea Homes Corp.* 17,847 259,317
Meritage Homes Corp. 5,333 935,728
Taylor Morrison Home Corp.,
Class A* 20,529 1,276,288
Tri Pointe Homes, Inc.*(a) 32,812 1,268,512
Universal Electronics, Inc.* 3,687 36,907
6,321,243
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd.*^∞ 155,500 0
Insurance 4 .7%
CNO Financial Group, Inc. 35,392 972,572
Donegal Group, Inc., Class
A(a) 3,895 55,075
Employers Holdings, Inc. 16,815 763,233
Enstar Group Ltd.* 12,900 4,008,804
Fidelis Insurance Holdings Ltd. 28,733 559,719
Horace Mann Educators Corp. 1,320 48,827
James River Group Holdings
Ltd. 27,603 256,708
Mercury General Corp. 2,640 136,224
ProAssurance Corp.* 31,730 408,048
Reinsurance Group of
America, Inc. 5,551 1,070,677
RLI Corp. 1,563 232,059
Safety Insurance Group, Inc.
(a) 4,890 401,909
Selectquote, Inc.* 24,564 49,128
Skyward Specialty Insurance
Group, Inc.*(a) 17,808 666,197
United Fire Group, Inc. 7,353 160,075
Universal Insurance Holdings,
Inc.(a) 22,026 447,568
10,236,823
Interactive Media & Services 0 .1%
DHI Group, Inc.*(a) 3,985 10,162
fuboTV, Inc.*(a) 19,600 30,968

NVIT Multi-Manager Small Cap Value Fund - March 31, 2024 (Unaudited) - Statement of Investments - 53
Common Stocks
Shares Value ($)
Interactive Media & Services
Outbrain, Inc.*(a) 3,600 14,220
TrueCar, Inc.*(a) 16,353 55,437
Vimeo, Inc.* 44,971 183,931
294,718
IT Services 1 .0%
Brightcove, Inc.* 1,600 3,104
DXC Technology Co.* 12,970 275,094
Edgio, Inc.*(a) 114 1,100
Kyndryl Holdings, Inc.* 14,265 310,406
Rackspace Technology,
Inc.*(a) 86,900 137,302
Squarespace, Inc., Class A*(a) 34,686 1,263,958
Unisys Corp.* 47,591 233,672
2,224,636
Leisure Products 0 .1%
American Outdoor Brands,
Inc.* 3,614 31,803
Funko, Inc., Class A*(a) 25,105 156,655
Latham Group, Inc.*(a) 7,693 30,465
218,923
Life Sciences Tools & Services 0 .1%
Codexis, Inc.*(a) 20,900 72,941
Personalis, Inc.* 13,000 19,370
Quantum-Si, Inc.* 7,827 15,419
Seer, Inc., Class A* 24,400 46,360
154,090
Machinery 3 .3%
AGCO Corp.(a) 5,038 619,775
Astec Industries, Inc. 10,491 458,562
Greenbrier Cos., Inc. (The)(a) 720 37,512
Hillman Solutions Corp.* 359,800 3,828,272
Luxfer Holdings plc 2,858 29,637
Manitowoc Co., Inc. (The)*(a) 37,133 525,061
Microvast Holdings, Inc.*(a) 154,626 129,422
Proto Labs, Inc.* 14,700 525,525
REV Group, Inc. 19,976 441,270
Titan International, Inc.*(a) 36,700 457,282
Trinity Industries, Inc.(a) 4,184 116,524
7,168,842
Media 0 .7%
Cardlytics, Inc.*(a) 6,200 89,838
PubMatic, Inc., Class A*(a) 19,414 460,500
Scholastic Corp. 13,005 490,418
Stagwell, Inc., Class A*(a) 65,153 405,252
WideOpenWest, Inc.* 4,500 16,290
1,462,298
Metals & Mining 2 .1%
Commercial Metals Co. 12,250 719,932
Olympic Steel, Inc. 7,454 528,340
Radius Recycling, Inc., Class A 21,319 450,470
Ryerson Holding Corp. 22,299 747,017
SunCoke Energy, Inc. 74,948 844,664
Warrior Met Coal, Inc. 22,085 1,340,560
4,630,983
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Granite Point Mortgage Trust,
Inc. 35,852 171,014
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Great Ajax Corp. 3,700 14,060
185,074
Office REITs 0 .8%
Easterly Government
Properties, Inc., Class A(a) 15,250 175,527
Equity Commonwealth*(a) 70,393 1,329,020
Orion Office REIT, Inc.(a) 44,900 157,599
1,662,146
Oil, Gas & Consumable Fuels 6 .0%
Berry Corp. 63,000 507,150
California Resources Corp.(a) 20,058 1,105,196
Centrus Energy Corp., Class
A*(a) 3,241 134,599
CNX Resources Corp.*(a) 44,374 1,052,551
CONSOL Energy, Inc. 4,403 368,795
CVR Energy, Inc.(a) 20,683 737,556
Delek US Holdings, Inc.(a) 28,440 874,246
DHT Holdings, Inc. 26,744 307,556
Excelerate Energy, Inc., Class
A(a) 2,600 41,652
Gulfport Energy Corp.* 9,518 1,524,022
Par Pacific Holdings, Inc.* 26,267 973,455
PBF Energy, Inc., Class A 23,661 1,362,164
Scorpio Tankers, Inc. 21,411 1,531,957
SM Energy Co.(a) 11,700 583,245
Teekay Tankers Ltd., Class A 17,140 1,001,147
World Kinect Corp. 39,586 1,047,050
13,152,341
Paper & Forest Products 0 .4%
Clearwater Paper Corp.* 5,640 246,637
Louisiana-Pacific Corp. 6,231 522,843
769,480
Personal Care Products 1 .3%
Inter Parfums, Inc. 19,400 2,725,894
Nature's Sunshine Products,
Inc.* 4,838 100,485
2,826,379
Pharmaceuticals 0 .5%
Amneal Pharmaceuticals,
Inc.*(a) 20,217 122,515
Atea Pharmaceuticals, Inc.* 25,126 101,509
Athira Pharma, Inc.* 8,400 23,016
Nektar Therapeutics, Class
A*(a) 110,696 103,412
Nuvation Bio, Inc.*(a) 74,072 269,622
Theravance Biopharma,
Inc.*(a) 32,829 294,476
WaVe Life Sciences Ltd.*(a) 15,132 93,365
Zevra Therapeutics, Inc.*(a) 5,900 34,220
1,042,135
Professional Services 3 .6%
Barrett Business Services, Inc. 2,257 286,007
Conduent, Inc.* 96,727 326,937
Heidrick & Struggles
International, Inc. 8,227 276,921
KBR, Inc. 5,666 360,698
Kelly Services, Inc., Class A(a) 11,613 290,789
Mistras Group, Inc.* 4,700 44,932
Resources Connection, Inc.(a) 29,082 382,719

54 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Professional Services
Robert Half, Inc. 3,370 267,174
TrueBlue, Inc.*(a) 30,879 386,605
Verra Mobility Corp., Class
A*(a) 205,500 5,131,335
7,754,117
Real Estate Management & Development 2 .4%
Compass, Inc., Class A*(a) 65,782 236,815
Cushman & Wakefield plc*(a) 272,600 2,851,396
Douglas Elliman, Inc.* 63,532 100,381
Forestar Group, Inc.* 16,155 649,269
Howard Hughes Holdings,
Inc.* 3,526 256,058
Newmark Group, Inc., Class A 56,730 629,136
Opendoor Technologies, Inc.* 74,116 224,571
RE/MAX Holdings, Inc., Class
A 24,849 217,926
RMR Group, Inc. (The), Class
A(a) 2,574 61,776
5,227,328
Semiconductors & Semiconductor Equipment 0 .5%
Alpha & Omega
Semiconductor Ltd.*(a) 12,370 272,635
Amkor Technology, Inc. 4,540 146,369
SMART Global Holdings,
Inc.*(a) 28,093 739,408
1,158,412
Software 3 .5%
Adeia, Inc.(a) 58,653 640,491
American Software, Inc., Class
A 15,866 181,666
CS Disco, Inc.* 12,800 104,064
Digital Turbine, Inc.*(a) 48,507 127,088
Dropbox, Inc., Class A*(a) 38,121 926,340
Guidewire Software, Inc.*(a) 3,753 438,013
MeridianLink, Inc.* 144,389 2,700,074
Nutanix, Inc., Class A* 22,204 1,370,431
ON24, Inc. 12,721 90,828
SecureWorks Corp., Class A* 4,792 32,202
SentinelOne, Inc., Class A* 4,988 116,270
SolarWinds Corp.* 30,392 383,547
Upland Software, Inc.*(a) 30,932 95,580
Xperi, Inc.* 34,282 413,441
7,620,035
Specialty Retail 3 .2%
1-800-Flowers.com, Inc.,
Class A*(a) 13,352 144,602
Aaron's Co., Inc. (The) 36,387 272,902
America's Car-Mart, Inc.* 25,300 1,615,911
Boot Barn Holdings, Inc.*(a) 11,100 1,056,165
Designer Brands, Inc., Class
A(a) 15,818 172,891
Foot Locker, Inc.(a) 52,395 1,493,257
Genesco, Inc.*(a) 15,793 444,415
Lands' End, Inc.* 12,050 131,225
Sleep Number Corp.* 18,258 292,676
Sonic Automotive, Inc., Class
A(a) 18,451 1,050,600
Tilly's, Inc., Class A*(a) 11,426 77,697
Common Stocks
Shares Value ($)
Specialty Retail
Zumiez, Inc.* 20,604 312,975
7,065,316
Technology Hardware, Storage & Peripherals 0 .1%
Turtle Beach Corp.* 14,855 256,100
Textiles, Apparel & Luxury Goods 0 .2%
Movado Group, Inc. 5,914 165,178
Superior Group of Cos., Inc. 3,563 58,861
Unifi, Inc.*(a) 5,898 35,329
Vera Bradley, Inc.*(a) 17,334 117,871
377,239
Tobacco 0 .3%
Vector Group Ltd. 67,176 736,249
Trading Companies & Distributors 2 .9%
Beacon Roofing Supply, Inc.* 30,000 2,940,600
Boise Cascade Co.(a) 15,708 2,409,136
DNOW, Inc.* 57,015 866,628
6,216,364
Total Common Stocks
(cost $177,411,815) 214,902,953
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Repurchase Agreements 10 .1%
Principal
Amount ($)
Bank of America NA,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $4,002,369,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 4.00%, maturing
4/1/2042 - 8/1/2045; total
market value $4,080,000.
(b) 4,000,000 4,000,000
BofA Securities, Inc.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,001,185,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 6.04%, maturing
2/25/2028 - 10/20/2069;
total market value
$2,040,000.(b) 2,000,000 2,000,000

NVIT Multi-Manager Small Cap Value Fund - March 31, 2024 (Unaudited) - Statement of Investments - 55
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $10,096,591,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$10,292,427.(b) 10,090,614 10,090,614
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $4,002,369,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $4,080,000.
(b) 4,000,000 4,000,000
Santander US Capital
Markets,
5.34%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,001,187,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069;
total market value
$2,040,303.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $22,090,614) 22,090,614
Total Investments
(cost $199,508,538) — 108.6% 236,993,567
Liabilities in excess of other assets — (8.6)% (18,741,794)
NET ASSETS — 100.0%
$ 218,251,773
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $50,226,009, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $22,090,614 and by $29,009,772 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/2/2024 – 2/15/2054, a total value of
$51,100,386.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $22,090,614.
CVR Contingent Value Rights
REIT Real Estate Investment Trust

56 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Multi-Manager Small Cap Value Fund - March 31, 2024 (Unaudited) - Statement of Investments - 57
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 38,232 $ – $ – $ 38,232
Air Freight & Logistics 14,786 – – 14,786
Automobile Components 6,340,007 – – 6,340,007
Banks 17,338,237 – – 17,338,237
Biotechnology 7,256,648 – – 7,256,648
Broadline Retail 1,818,461 – – 1,818,461
Building Products 10,033,732 – – 10,033,732
Capital Markets 4,313,620 – – 4,313,620
Chemicals 9,031,096 – – 9,031,096
Commercial Services & Supplies 4,612,496 – – 4,612,496
Communications Equipment 962,630 – – 962,630
Construction & Engineering 6,424,800 – – 6,424,800
Construction Materials 265,942 – – 265,942
Consumer Finance 5,694,010 – – 5,694,010
Consumer Staples Distribution & Retail 3,902,726 – – 3,902,726
Containers & Packaging 21,480 – – 21,480
Diversified Consumer Services 504,234 – – 504,234
Diversified REITs 60,050 – – 60,050
Diversified Telecommunication Services 508,403 – – 508,403
Electric Utilities 1,241,096 – – 1,241,096
Electrical Equipment 1,235,876 – – 1,235,876
Electronic Equipment, Instruments &
Components 4,808,797 – – 4,808,797
Energy Equipment & Services 1,761,391 – – 1,761,391
Entertainment 801,104 – – 801,104
Financial Services 3,899,995 – – 3,899,995
Food Products 2,595,371 – – 2,595,371
Gas Utilities 297,165 – – 297,165
Ground Transportation 4,931,252 – – 4,931,252
Health Care Equipment & Supplies 4,114,926 – – 4,114,926
Health Care Providers & Services 13,727,316 – – 13,727,316
Health Care REITs 118,438 – – 118,438
Health Care Technology 959,590 – – 959,590
Hotel & Resort REITs 4,189,925 – – 4,189,925
Hotels, Restaurants & Leisure 2,317,850 – – 2,317,850
Household Durables 6,321,243 – – 6,321,243
Independent Power and Renewable
Electricity Producers – – – –
Insurance 10,236,823 – – 10,236,823
Interactive Media & Services 294,718 – – 294,718
IT Services 2,224,636 – – 2,224,636
Leisure Products 218,923 – – 218,923
Life Sciences Tools & Services 154,090 – – 154,090
Machinery 7,168,842 – – 7,168,842
Media 1,462,298 – – 1,462,298
Metals & Mining 4,630,983 – – 4,630,983
Mortgage Real Estate Investment Trusts
(REITs) 185,074 – – 185,074
Office REITs 1,662,146 – – 1,662,146
Oil, Gas & Consumable Fuels 13,152,341 – – 13,152,341
Paper & Forest Products 769,480 – – 769,480
Personal Care Products 2,826,379 – – 2,826,379
Pharmaceuticals 1,042,135 – – 1,042,135
Professional Services 7,754,117 – – 7,754,117
Real Estate Management & Development 5,227,328 – – 5,227,328
Semiconductors & Semiconductor
Equipment 1,158,412 – – 1,158,412
Software 7,620,035 – – 7,620,035
Specialty Retail 7,065,316 – – 7,065,316

58 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals 256,100 $ – $ – $ 256,100
Textiles, Apparel & Luxury Goods 377,239 – – 377,239
Tobacco 736,249 – – 736,249
Trading Companies & Distributors 6,216,364 – – 6,216,364
Total Common Stocks $ 214,902,953 $ – $ – $ 214,902,953
Repurchase Agreements – 22,090,614 – 22,090,614
Rights – – – –
Total $ 214,902,953 $ 22,090,614 $ – $ 236,993,567
As of March 31, 2024, the Fund held one common stock investment and one rights investment that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Company Fund - March 31, 2024 (Unaudited) - Statement of Investments - 59
Common Stocks 98 .9%
Shares Value ($)
AUSTRALIA 0 .0%
†
Capital Markets 0 .0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0 .3%
Insurance 0 .3%
Fidelis Insurance Holdings Ltd. 52,081 1,014,538
CANADA 0 .8%
Electronic Equipment, Instruments & Components 0 .3%
Celestica, Inc. * 26,915 1,209,560
Oil, Gas & Consumable Fuels 0 .5%
Teekay Tankers Ltd., Class A 31,128 1,818,187
3,027,747
ISRAEL 0 .7%
Semiconductors & Semiconductor Equipment 0 .3%
Nova Ltd. * 5,427 962,641
Software 0 .4%
JFrog Ltd. * 38,288 1,693,096
2,655,737
JAPAN 0 .2%
Semiconductors & Semiconductor Equipment 0 .2%
Allegro MicroSystems, Inc. * 24,770 667,799
MONACO 0 .8%
Oil, Gas & Consumable Fuels 0 .8%
Scorpio Tankers, Inc. 39,185 2,803,687
PUERTO RICO 1 .4%
Banks 1 .4%
First Bancorp 170,917 2,997,884
OFG Bancorp 61,143 2,250,674
5,248,558
UNITED KINGDOM 0 .4%
Energy Equipment & Services 0 .4%
TechnipFMC plc 60,870 1,528,445
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. *^∞ 94,500 0
Machinery 0 .0%
†
Luxfer Holdings plc 4,561 47,298
1,575,743
UNITED STATES 94 .3%
Aerospace & Defense 1 .3%
AAR Corp. * 14,536 870,270
Astronics Corp. * 2,250 42,840
Curtiss-Wright Corp. 7,292 1,866,314
Hexcel Corp. 3,730 271,731
Parsons Corp. * 21,806 1,808,808
4,859,963
Air Freight & Logistics 0 .0%
†
Radiant Logistics, Inc. * 5,753 31,181
Automobile Components 2 .4%
Adient plc *(a) 49,598 1,632,766
American Axle & Manufacturing
Holdings, Inc. * 35,762 263,208
Cooper-Standard Holdings, Inc. * 4,150 68,724
Dana, Inc. (a) 133,986 1,701,622
Goodyear Tire & Rubber Co. (The)
* 190,014 2,608,893
Modine Manufacturing Co. *(a) 19,580 1,863,821
Common Stocks
Shares Value ($)
UNITED STATES
Automobile Components
Phinia, Inc. 8,310 319,353
Stoneridge, Inc. * 13,919 256,666
8,715,053
Banks 8 .0%
1st Source Corp. 480 25,162
Amalgamated Financial Corp. 11,632 279,168
Amerant Bancorp, Inc., Class A 6,092 141,883
BankUnited, Inc. 85,111 2,383,107
Bankwell Financial Group, Inc. 1,851 48,015
BCB Bancorp, Inc. 7,431 77,654
Berkshire Hills Bancorp, Inc. 51,754 1,186,202
Byline Bancorp, Inc. 13,252 287,833
Capital Bancorp, Inc. 3,180 66,239
Capital City Bank Group, Inc. 6,687 185,230
Central Pacific Financial Corp. 23,426 462,664
Community Trust Bancorp, Inc. 12,640 539,096
ConnectOne Bancorp, Inc. 17,009 331,676
Cullen/Frost Bankers, Inc. 4,991 561,837
Customers Bancorp, Inc. * 48,812 2,589,964
East West Bancorp, Inc. 4,376 346,185
Eastern Bankshares, Inc. (a) 81,625 1,124,793
FB Financial Corp. 22,565 849,798
Financial Institutions, Inc. 11,604 218,387
First Financial Corp. 12,753 488,822
First Foundation, Inc. (a) 138,183 1,043,282
First Horizon Corp. 16,397 252,514
First Internet Bancorp 10,228 355,321
First Savings Financial Group, Inc. 1,433 24,003
Five Star Bancorp 6,039 135,878
FS Bancorp, Inc. 2,350 81,569
Great Southern Bancorp, Inc. (a) 3,333 182,715
Guaranty Bancshares, Inc. (a) 3,415 103,679
Hanmi Financial Corp. 41,355 658,372
HarborOne Bancorp, Inc. 36,551 389,634
HBT Financial, Inc. 6,368 121,247
Hilltop Holdings, Inc. 61,777 1,934,856
Home Bancorp, Inc. 1,500 57,465
HomeTrust Bancshares, Inc. 11,387 311,321
Independent Bank Corp. (a) 17,100 433,485
Kearny Financial Corp. 26,873 173,062
Live Oak Bancshares, Inc. 3,931 163,176
Macatawa Bank Corp. 13,797 135,073
Mercantile Bank Corp. 4,601 177,092
Metropolitan Bank Holding Corp. * 16,425 632,363
Midland States Bancorp, Inc. 14,801 371,949
MVB Financial Corp. 1,464 32,662
Northfield Bancorp, Inc. 6,761 65,717
Northrim Bancorp, Inc. 4,095 206,838
Origin Bancorp, Inc. 3,880 121,211
Peapack-Gladstone Financial
Corp. (a) 10,049 244,492
Preferred Bank 7,487 574,777
Primis Financial Corp. 10,826 131,752
QCR Holdings, Inc. 14,167 860,504
RBB Bancorp 10,692 192,563
Sierra Bancorp 3,626 73,245
SmartFinancial, Inc. 1,217 25,642
South Plains Financial, Inc. 4,692 125,558
Southern First Bancshares, Inc. * 5,449 173,060
Texas Capital Bancshares, Inc. * 50,098 3,083,531
Third Coast Bancshares, Inc. * 3,342 66,907

60 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Towne Bank 22,114 620,519
UMB Financial Corp. 25,888 2,251,996
28,782,745
Biotechnology 4 .7%
2seventy bio, Inc. * 33,411 178,749
Aadi Bioscience, Inc. * 1,000 2,340
ACELYRIN, Inc. * 34,700 234,225
Arcturus Therapeutics Holdings,
Inc. *(a) 5,340 180,332
ARS Pharmaceuticals, Inc. * 19,392 198,186
Blueprint Medicines Corp. *(a) 7,073 670,945
CareDx, Inc. * 120,560 1,276,731
Century Therapeutics, Inc. * 6,812 28,474
Cytokinetics, Inc. *(a) 10,757 754,173
Design Therapeutics, Inc. * 28,300 114,049
Editas Medicine, Inc. * 19,936 147,925
Enanta Pharmaceuticals, Inc. * 7,556 131,928
Exelixis, Inc. * 13,044 309,534
Fate Therapeutics, Inc. * 177,900 1,305,787
FibroGen, Inc. * 162,354 381,532
Halozyme Therapeutics, Inc. * 13,690 556,909
Ironwood Pharmaceuticals, Inc.,
Class A * 161,347 1,405,333
iTeos Therapeutics, Inc. * 47,105 642,512
Kodiak Sciences, Inc. * 16,197 85,196
MacroGenics, Inc. * 16,463 242,335
Nurix Therapeutics, Inc. *(a) 67,779 996,351
Organogenesis Holdings, Inc.,
Class A * 14,200 40,328
PMV Pharmaceuticals, Inc. * 11,696 19,883
Poseida Therapeutics, Inc., Class
A * 90,733 289,438
PTC Therapeutics, Inc. * 36,406 1,059,051
REGENXBIO, Inc. * 9,816 206,823
Relay Therapeutics, Inc. * 140,527 1,166,374
Sangamo Therapeutics, Inc. * 1,550 1,039
SpringWorks Therapeutics, Inc.
*(a) 8,006 394,055
Sutro Biopharma, Inc. * 97,977 553,570
Travere Therapeutics, Inc. * 114 879
Twist Bioscience Corp. *(a) 12,793 438,928
Ultragenyx Pharmaceutical, Inc. * 6,892 321,787
Vanda Pharmaceuticals, Inc. * 163,531 672,112
Vaxcyte, Inc. * 7,560 516,424
Vericel Corp. * 2,806 145,968
Viking Therapeutics, Inc. *(a) 3,920 321,440
Vir Biotechnology, Inc. * 16,453 166,669
Zymeworks, Inc. * 83,690 880,419
17,038,733
Broadline Retail 0 .3%
1stdibs.com, Inc. * 7,823 46,625
ContextLogic, Inc., Class A *(a) 12,089 68,786
Ollie's Bargain Outlet Holdings,
Inc. * 12,160 967,572
1,082,983
Building Products 1 .1%
AAON, Inc. 16,658 1,467,569
AZEK Co., Inc. (The), Class A * 27,520 1,382,054
Insteel Industries, Inc. (a) 11,176 427,147
Resideo Technologies, Inc. * 1,228 27,532
Common Stocks
Shares Value ($)
UNITED STATES
Building Products
Trex Co., Inc. * 7,385 736,654
4,040,956
Capital Markets 2 .0%
Cohen & Steers, Inc. (a) 4,063 312,404
Donnelley Financial Solutions,
Inc. * 16,297 1,010,577
Evercore, Inc., Class A 11,882 2,288,354
Hamilton Lane, Inc., Class A 22,745 2,564,726
Robinhood Markets, Inc., Class A
*(a) 10,321 207,762
StoneX Group, Inc. *(a) 14,373 1,009,847
7,393,670
Chemicals 1 .1%
American Vanguard Corp. 24,712 320,020
Core Molding Technologies, Inc. * 10,889 206,129
Ecovyst, Inc. *(a) 109,048 1,215,886
Element Solutions, Inc. 40,448 1,010,391
Huntsman Corp. 17,400 452,922
Origin Materials, Inc. *(a) 150,375 76,691
Rayonier Advanced Materials,
Inc. * 93,880 448,746
Trinseo plc 71,821 271,483
4,002,268
Commercial Services & Supplies 2 .2%
Casella Waste Systems, Inc.,
Class A *(a) 18,802 1,858,954
Clean Harbors, Inc. * 14,298 2,878,330
Enviri Corp. *(a) 78,371 717,095
Interface, Inc., Class A 49,972 840,529
Steelcase, Inc., Class A (a) 119,178 1,558,848
7,853,756
Communications Equipment 0 .5%
ADTRAN Holdings, Inc. (a) 114,007 620,198
DZS, Inc. * 6,995 9,233
NETGEAR, Inc. * 52,881 833,934
Ribbon Communications, Inc. * 86,425 276,560
1,739,925
Construction & Engineering 2 .4%
Argan, Inc. 15,262 771,341
Comfort Systems USA, Inc. (a) 10,088 3,205,058
EMCOR Group, Inc. 5,834 2,043,067
Fluor Corp. * 31,962 1,351,353
Limbach Holdings, Inc. * 5,595 231,745
Matrix Service Co. * 15,384 200,454
Tutor Perini Corp. * 55,578 803,658
8,606,676
Construction Materials 0 .5%
Eagle Materials, Inc. 5,369 1,459,026
Knife River Corp. * 5,630 456,480
1,915,506
Consumer Finance 3 .0%
Bread Financial Holdings, Inc. 49,614 1,847,625
EZCORP, Inc., Class A *(a) 68,999 781,759
Green Dot Corp., Class A * 93,428 871,683
LendingClub Corp. * 187,074 1,644,380
LendingTree, Inc. * 13,522 572,521
Navient Corp. 116,562 2,028,180
Oportun Financial Corp. * 11,318 27,503
PROG Holdings, Inc. 56,570 1,948,271
Regional Management Corp. 6,022 145,793

NVIT Multi-Manager Small Company Fund - March 31, 2024 (Unaudited) - Statement of Investments - 61
Common Stocks
Shares Value ($)
UNITED STATES
Consumer Finance
SLM Corp. 39,412 858,787
10,726,502
Consumer Staples Distribution & Retail 0 .7%
Andersons, Inc. (The) 34,256 1,965,267
SpartanNash Co. 36,468 737,018
United Natural Foods, Inc. * 1,200 13,788
2,716,073
Containers & Packaging 0 .0%
†
Pactiv Evergreen, Inc. 2,050 29,356
Diversified Consumer Services 1 .0%
American Public Education, Inc. * 13,672 194,142
Chegg, Inc. * 85,784 649,385
Duolingo, Inc., Class A *(a) 11,711 2,583,213
Universal Technical Institute, Inc. * 16,409 261,559
3,688,299
Diversified REITs 0 .0%
†
Armada Hoffler Properties, Inc. 12,118 126,027
Diversified Telecommunication Services 0 .3%
ATN International, Inc. 1,200 37,806
Bandwidth, Inc., Class A * 52,351 955,929
993,735
Electric Utilities 0 .7%
NRG Energy, Inc. 36,137 2,446,114
Electrical Equipment 0 .9%
NEXTracker, Inc., Class A * 15,287 860,199
Powell Industries, Inc. 16,904 2,405,440
3,265,639
Electronic Equipment, Instruments & Components 1 .0%
FARO Technologies, Inc. * 36,609 787,460
Iteris, Inc. *(a) 11,140 55,032
Novanta, Inc. * 9,468 1,654,721
ScanSource, Inc. * 9,445 415,958
Vontier Corp. 14,738 668,516
3,581,687
Energy Equipment & Services 1 .0%
Helix Energy Solutions Group,
Inc. * 13,950 151,218
Kodiak Gas Services, Inc. (a) 45,714 1,249,821
Newpark Resources, Inc. * 46,906 338,661
Oil States International, Inc. * 84,970 523,415
Weatherford International plc * 13,399 1,546,513
3,809,628
Entertainment 0 .1%
Eventbrite, Inc., Class A * 15,483 84,847
Playstudios, Inc. * 21,110 58,686
Playtika Holding Corp. 21,202 149,474
Roku, Inc., Class A * 1,796 117,045
410,052
Financial Services 2 .4%
Corebridge Financial, Inc. 23,834 684,751
Enact Holdings, Inc. 24,600 767,028
Essent Group Ltd. 15,520 923,595
Jackson Financial, Inc., Class A 59,959 3,965,689
Merchants Bancorp 9,852 425,409
Mr. Cooper Group, Inc. * 12,704 990,277
Ocwen Financial Corp. *(a) 4,648 125,542
Paysafe Ltd. * 58,355 921,425
8,803,716
Food Products 0 .3%
Dole plc 13,500 161,055
Common Stocks
Shares Value ($)
UNITED STATES
Food Products
Fresh Del Monte Produce, Inc. 5,580 144,578
Freshpet, Inc. *(a) 5,781 669,786
975,419
Gas Utilities 0 .1%
Northwest Natural Holding Co. 7,414 275,949
Ground Transportation 1 .3%
ArcBest Corp. (a) 7,248 1,032,840
Covenant Logistics Group, Inc.,
Class A 21,360 990,250
Saia, Inc. * 4,671 2,732,535
4,755,625
Health Care Equipment & Supplies 2 .5%
AngioDynamics, Inc. * 86,870 509,927
Butterfly Network, Inc. * 16,604 17,932
Embecta Corp. (a) 40,297 534,741
Glaukos Corp. *(a) 11,702 1,103,382
Inogen, Inc. * 47,221 381,073
Integer Holdings Corp. *(a) 8,677 1,012,432
iRhythm Technologies, Inc. *(a) 2,589 300,324
Lantheus Holdings, Inc. * 5,282 328,752
Merit Medical Systems, Inc. *(a) 12,656 958,692
OraSure Technologies, Inc. * 18,247 112,219
Orthofix Medical, Inc. * 26,478 384,461
RxSight, Inc. * 13,565 699,683
Shockwave Medical, Inc. *(a) 4,285 1,395,324
TransMedics Group, Inc. *(a) 9,002 665,608
Zimvie, Inc. * 35,627 587,489
8,992,039
Health Care Providers & Services 2 .5%
Acadia Healthcare Co., Inc. * 24,147 1,912,924
Addus HomeCare Corp. * 100 10,334
BrightSpring Health Services, Inc.
*(a) 29,619 321,959
Castle Biosciences, Inc. * 37,300 826,195
Encompass Health Corp. 20,636 1,704,121
HealthEquity, Inc. *(a) 16,720 1,364,854
Progyny, Inc. *(a) 7,607 290,207
RadNet, Inc. * 22,136 1,077,138
Surgery Partners, Inc. *(a) 49,849 1,486,996
8,994,728
Health Care Technology 0 .6%
American Well Corp., Class A * 171,007 138,635
Evolent Health, Inc., Class A *(a) 11,557 378,954
Health Catalyst, Inc. * 121,345 913,728
HealthStream, Inc. 1,000 26,660
TruBridge, Inc. * 14,123 130,214
Veradigm, Inc. * 89,125 686,263
2,274,454
Hotel & Resort REITs 2 .0%
Chatham Lodging Trust 28,607 289,217
Park Hotels & Resorts, Inc. 21,304 372,607
RLJ Lodging Trust 228,235 2,697,737
Sunstone Hotel Investors, Inc. 152,663 1,700,666
Xenia Hotels & Resorts, Inc. 149,855 2,249,324
7,309,551
Hotels, Restaurants & Leisure 2 .1%
Cava Group, Inc. *(a) 9,537 668,067
Red Rock Resorts, Inc., Class A
(a) 32,476 1,942,714
Shake Shack, Inc., Class A * 10,215 1,062,666
Texas Roadhouse, Inc., Class A 11,077 1,711,064

62 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Wingstop, Inc. 6,349 2,326,274
7,710,785
Household Durables 4 .4%
GoPro, Inc., Class A * 281,212 627,103
Hooker Furnishings Corp. 5,453 130,927
iRobot Corp. * 23,650 207,174
KB Home 56,124 3,978,069
Landsea Homes Corp. * 31,001 450,445
Meritage Homes Corp. 14,566 2,555,750
Taylor Morrison Home Corp.,
Class A * 65,745 4,087,366
TopBuild Corp. * 4,529 1,996,066
Tri Pointe Homes, Inc. * 51,289 1,982,833
Universal Electronics, Inc. * 5,975 59,810
16,075,543
Independent Power and Renewable Electricity Producers 0 .1%
Vistra Corp. (a) 4,665 324,917
Industrial REITs 0 .2%
Terreno Realty Corp. 9,521 632,194
Insurance 3 .2%
CNO Financial Group, Inc. 70,781 1,945,062
Donegal Group, Inc., Class A (a) 7,425 104,990
Employers Holdings, Inc. 32,578 1,478,715
James River Group Holdings Ltd.
(a) 49,071 456,360
Kinsale Capital Group, Inc. 3,077 1,614,625
Mercury General Corp. 840 43,344
ProAssurance Corp. * 61,500 790,890
Reinsurance Group of America,
Inc. 10,733 2,070,181
Safety Insurance Group, Inc. 5,340 438,895
Selectquote, Inc. * 44,683 89,366
Skyward Specialty Insurance
Group, Inc. * 34,928 1,306,656
United Fire Group, Inc. 15,979 347,863
Universal Insurance Holdings, Inc. 45,685 928,319
11,615,266
Interactive Media & Services 0 .2%
DHI Group, Inc. * 3,672 9,364
fuboTV, Inc. * 34,800 54,984
Outbrain, Inc. * 7,962 31,450
TrueCar, Inc. * 59,490 201,671
Vimeo, Inc. * 80,737 330,214
627,683
IT Services 1 .0%
Brightcove, Inc. * 1,761 3,416
DXC Technology Co. * 24,631 522,424
Edgio, Inc. *(a) 232 2,239
Kyndryl Holdings, Inc. * 7,370 160,371
Rackspace Technology, Inc. * 167,204 264,182
Squarespace, Inc., Class A * 65,599 2,390,427
Unisys Corp. * 86,648 425,442
3,768,501
Leisure Products 0 .1%
American Outdoor Brands, Inc. * 1,687 14,846
Funko, Inc., Class A * 41,900 261,456
Latham Group, Inc. * 15,224 60,287
336,589
Life Sciences Tools & Services 1 .5%
Codexis, Inc. * 41,913 146,276
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services
Medpace Holdings, Inc. * 8,621 3,484,178
Personalis, Inc. * 24,700 36,803
Quantum-Si, Inc. *(a) 15,400 30,338
Repligen Corp. *(a) 7,972 1,466,210
Seer, Inc., Class A * 56,141 106,668
5,270,473
Machinery 3 .0%
AGCO Corp. (a) 9,813 1,207,195
Astec Industries, Inc. 16,463 719,598
Crane Co. 10,145 1,370,894
Esab Corp. 16,505 1,824,958
Federal Signal Corp. 14,113 1,197,770
Manitowoc Co., Inc. (The) * 73,636 1,041,213
Microvast Holdings, Inc. *(a) 281,600 235,699
Proto Labs, Inc. * 25,712 919,204
REV Group, Inc. 36,575 807,942
Titan International, Inc. * 71,209 887,264
Trinity Industries, Inc. 24,248 675,307
10,887,044
Media 0 .8%
Cardlytics, Inc. * 10,600 153,594
PubMatic, Inc., Class A * 42,522 1,008,622
Scholastic Corp. 27,535 1,038,344
Stagwell, Inc., Class A * 113,498 705,958
WideOpenWest, Inc. * 7,361 26,647
2,933,165
Metals & Mining 2 .7%
ATI, Inc. *(a) 29,388 1,503,784
Carpenter Technology Corp. (a) 17,119 1,222,639
Commercial Metals Co. 8,840 519,527
Olympic Steel, Inc. 14,164 1,003,944
Radius Recycling, Inc., Class A 34,588 730,844
Ryerson Holding Corp. 41,122 1,377,587
SunCoke Energy, Inc. 118,434 1,334,751
Warrior Met Coal, Inc. 37,333 2,266,114
9,959,190
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Granite Point Mortgage Trust, Inc. 64,139 305,943
Great Ajax Corp. 5,400 20,520
326,463
Office REITs 0 .8%
Easterly Government Properties,
Inc., Class A (a) 23,350 268,759
Equity Commonwealth * 126,032 2,379,484
Orion Office REIT, Inc. 83,861 294,352
2,942,595
Oil, Gas & Consumable Fuels 6 .2%
Berry Corp. 109,963 885,202
California Resources Corp. 36,394 2,005,309
Centrus Energy Corp., Class A * 5,140 213,464
CNX Resources Corp. *(a) 83,941 1,991,081
CONSOL Energy, Inc. 8,404 703,919
CVR Energy, Inc. 39,275 1,400,547
Delek US Holdings, Inc. 53,932 1,657,870
DHT Holdings, Inc. 54,734 629,441
Excelerate Energy, Inc., Class A 1,800 28,836
Gulfport Energy Corp. * 17,870 2,861,343
Matador Resources Co. (a) 21,518 1,436,757
Northern Oil & Gas, Inc. (a) 24,395 967,994
Par Pacific Holdings, Inc. * 49,877 1,848,442
PBF Energy, Inc., Class A (a) 46,568 2,680,920

NVIT Multi-Manager Small Company Fund - March 31, 2024 (Unaudited) - Statement of Investments - 63
Common Stocks
Shares Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
SM Energy Co. 22,900 1,141,565
World Kinect Corp. 83,327 2,203,999
22,656,689
Paper & Forest Products 0 .4%
Clearwater Paper Corp. * 7,394 323,340
Louisiana-Pacific Corp. 11,506 965,468
1,288,808
Personal Care Products 1 .0%
BellRing Brands, Inc. * 17,565 1,036,862
elf Beauty, Inc. * 11,751 2,303,548
Nature's Sunshine Products, Inc. * 10,813 224,586
3,564,996
Pharmaceuticals 0 .7%
Amneal Pharmaceuticals, Inc. * 28,483 172,607
Atea Pharmaceuticals, Inc. * 62,879 254,031
Athira Pharma, Inc. * 16,000 43,840
Intra-Cellular Therapies, Inc. * 8,691 601,417
Nektar Therapeutics, Class A * 165,735 154,830
Nuvation Bio, Inc. * 138,525 504,231
Theravance Biopharma, Inc. *(a) 64,468 578,278
WaVe Life Sciences Ltd. *(a) 16,100 99,337
Zevra Therapeutics, Inc. *(a) 11,013 63,875
2,472,446
Professional Services 1 .2%
Barrett Business Services, Inc. 3,949 500,417
Conduent, Inc. * 174,257 588,989
Heidrick & Struggles International,
Inc. 14,394 484,502
KBR, Inc. 10,363 659,709
Kelly Services, Inc., Class A (a) 20,047 501,977
Mistras Group, Inc. * 7,500 71,700
Resources Connection, Inc. (a) 54,048 711,272
Robert Half, Inc. 639 50,660
TrueBlue, Inc. * 62,259 779,482
4,348,708
Real Estate Management & Development 1 .1%
Compass, Inc., Class A * 112,120 403,632
Douglas Elliman, Inc. * 126,607 200,039
Forestar Group, Inc. * 27,694 1,113,021
Howard Hughes Holdings, Inc. * 4,514 327,807
Newmark Group, Inc., Class A 97,611 1,082,506
Opendoor Technologies, Inc. * 145,094 439,635
RE/MAX Holdings, Inc., Class A 47,283 414,672
RMR Group, Inc. (The), Class A 4,172 100,128
4,081,440
Semiconductors & Semiconductor Equipment 3 .8%
Alpha & Omega Semiconductor
Ltd. *(a) 22,025 485,431
Amkor Technology, Inc. 19,160 617,718
Astera Labs, Inc. * 5,530 410,271
Credo Technology Group Holding
Ltd. * 47,438 1,005,211
Impinj, Inc. *(a) 10,444 1,341,114
Lattice Semiconductor Corp. *(a) 22,504 1,760,488
MACOM Technology Solutions
Holdings, Inc. *(a) 14,894 1,424,462
Onto Innovation, Inc. * 10,738 1,944,438
Rambus, Inc. * 15,995 988,651
Silicon Laboratories, Inc. *(a) 9,278 1,333,434
SMART Global Holdings, Inc. *(a) 52,250 1,375,220
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
Synaptics, Inc. *(a) 10,568 1,031,014
13,717,452
Software 7 .0%
Adeia, Inc. 108,459 1,184,372
Altair Engineering, Inc., Class A
*(a) 17,864 1,538,984
American Software, Inc., Class A 20,524 235,000
Appfolio, Inc., Class A * 2,866 707,157
Braze, Inc., Class A * 27,891 1,235,571
Confluent, Inc., Class A *(a) 29,455 898,967
CS Disco, Inc. * 23,500 191,055
CyberArk Software Ltd. * 8,965 2,381,373
Digital Turbine, Inc. *(a) 89,112 233,473
Dropbox, Inc., Class A * 68,812 1,672,132
Gitlab, Inc., Class A *(a) 33,520 1,954,886
Guidewire Software, Inc. *(a) 20,611 2,405,510
Informatica, Inc., Class A *(a) 48,986 1,714,510
MeridianLink, Inc. * 32,112 600,494
Nutanix, Inc., Class A * 40,555 2,503,054
ON24, Inc. 26,272 187,582
SecureWorks Corp., Class A * 9,539 64,102
SentinelOne, Inc., Class A * 9,370 218,415
SolarWinds Corp. * 60,059 757,945
Sprout Social, Inc., Class A *(a) 20,734 1,238,027
SPS Commerce, Inc. * 6,429 1,188,722
Upland Software, Inc. * 50,996 157,578
Varonis Systems, Inc., Class B * 31,058 1,465,006
Xperi, Inc. * 67,232 810,818
25,544,733
Specialty Retail 2 .2%
1-800-Flowers.com, Inc., Class A * 10,134 109,751
Aaron's Co., Inc. (The) 68,668 515,010
Designer Brands, Inc., Class A 32,089 350,733
Foot Locker, Inc. 97,712 2,784,792
Genesco, Inc. * 28,207 793,745
Lands' End, Inc. * 20,907 227,677
Sleep Number Corp. * 33,590 538,448
Sonic Automotive, Inc., Class A (a) 33,834 1,926,508
Tilly's, Inc., Class A * 19,986 135,905
Zumiez, Inc. * 37,991 577,083
7,959,652
Technology Hardware, Storage & Peripherals 0 .1%
Turtle Beach Corp. * 24,135 416,087
Textiles, Apparel & Luxury Goods 0 .2%
Movado Group, Inc. 9,885 276,089
Superior Group of Cos., Inc. 5,850 96,642
Unifi, Inc. *(a) 11,259 67,441
Vera Bradley, Inc. * 30,019 204,129
644,301
Tobacco 0 .4%
Vector Group Ltd. 120,625 1,322,050
Trading Companies & Distributors 2 .9%
Applied Industrial Technologies,
Inc. 8,129 1,605,884
Boise Cascade Co. 29,895 4,584,996
DNOW, Inc. * 153,033 2,326,102
Global Industrial Co. 4,520 202,406

64 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Trading Companies & Distributors
H&E Equipment Services, Inc. (a) 30,169 1,936,246
10,655,634
342,321,412
Total Common Stocks
(cost $286,774,133) 359,315,221
Rights 0 .0%
†
Number of
Rights
UNITED STATES 0 .0%
†
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 1 .6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024, due
4/1/2024, repurchase price
$637,092, collateralized by
U.S. Government Agency
and Treasury Securities,
ranging from 0.85% -
39.76%, maturing 8/1/2024
- 2/20/2074; total market value
$649,448.(b) 636,714 636,714
MetLife, Inc., 5.31%, dated
3/28/2024, due 4/1/2024,
repurchase price $5,002,950,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2046; total market value
$5,103,547.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $5,636,714) 5,636,714
Total Investments
(cost $292,422,922) — 100.5% 364,951,935
Liabilities in excess of other assets — (0.5)% (1,732,967)
NET ASSETS — 100.0%
$ 363,218,968
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $51,294,965, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $5,636,714 and by $46,649,640 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/2/2024 – 2/15/2054, a total value of
$52,286,354.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $5,636,714.
CVR Contingent Value Rights
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Company Fund - March 31, 2024 (Unaudited) - Statement of Investments - 65
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

66 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Multi-Manager Small Company Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 4,859,963 $ – $ – $ 4,859,963
Air Freight & Logistics 31,181 – – 31,181
Automobile Components 8,715,053 – – 8,715,053
Banks 34,031,303 – – 34,031,303
Biotechnology 17,038,733 – – 17,038,733
Broadline Retail 1,082,983 – – 1,082,983
Building Products 4,040,956 – – 4,040,956
Capital Markets 7,393,670 – – 7,393,670
Chemicals 4,002,268 – – 4,002,268
Commercial Services & Supplies 7,853,756 – – 7,853,756
Communications Equipment 1,739,925 – – 1,739,925
Construction & Engineering 8,606,676 – – 8,606,676
Construction Materials 1,915,506 – – 1,915,506
Consumer Finance 10,726,502 – – 10,726,502
Consumer Staples Distribution & Retail 2,716,073 – – 2,716,073
Containers & Packaging 29,356 – – 29,356
Diversified Consumer Services 3,688,299 – – 3,688,299
Diversified REITs 126,027 – – 126,027
Diversified Telecommunication Services 993,735 – – 993,735
Electric Utilities 2,446,114 – – 2,446,114
Electrical Equipment 3,265,639 – – 3,265,639
Electronic Equipment, Instruments &
Components 4,791,247 – – 4,791,247
Energy Equipment & Services 5,338,073 – – 5,338,073
Entertainment 410,052 – – 410,052
Financial Services 8,803,716 – – 8,803,716
Food Products 975,419 – – 975,419
Gas Utilities 275,949 – – 275,949
Ground Transportation 4,755,625 – – 4,755,625
Health Care Equipment & Supplies 8,992,039 – – 8,992,039
Health Care Providers & Services 8,994,728 – – 8,994,728
Health Care Technology 2,274,454 – – 2,274,454
Hotel & Resort REITs 7,309,551 – – 7,309,551
Hotels, Restaurants & Leisure 7,710,785 – – 7,710,785
Household Durables 16,075,543 – – 16,075,543
Independent Power and Renewable
Electricity Producers 324,917 – – 324,917
Industrial REITs 632,194 – – 632,194
Insurance 12,629,804 – – 12,629,804
Interactive Media & Services 627,683 – – 627,683
IT Services 3,768,501 – – 3,768,501
Leisure Products 336,589 – – 336,589
Life Sciences Tools & Services 5,270,473 – – 5,270,473
Machinery 10,934,342 – – 10,934,342
Media 2,933,165 – – 2,933,165
Metals & Mining 9,959,190 – – 9,959,190
Mortgage Real Estate Investment Trusts
(REITs) 326,463 – – 326,463
Office REITs 2,942,595 – – 2,942,595
Oil, Gas & Consumable Fuels 27,278,563 – – 27,278,563
Paper & Forest Products 1,288,808 – – 1,288,808
Personal Care Products 3,564,996 – – 3,564,996
Pharmaceuticals 2,472,446 – – 2,472,446
Professional Services 4,348,708 – – 4,348,708
Real Estate Management & Development 4,081,440 – – 4,081,440
Semiconductors & Semiconductor
Equipment 15,347,892 – – 15,347,892
Software 27,237,829 – – 27,237,829
Specialty Retail 7,959,652 – – 7,959,652

NVIT Multi-Manager Small Company Fund - March 31, 2024 (Unaudited) - Statement of Investments - 67
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals 416,087 $ – $ – $ 416,087
Textiles, Apparel & Luxury Goods 644,301 – – 644,301
Tobacco 1,322,050 – – 1,322,050
Trading Companies & Distributors 10,655,634 – – 10,655,634
Total Common Stocks $ 359,315,221 $ – $ – $ 359,315,221
Repurchase Agreements – 5,636,714 – 5,636,714
Rights – – – –
Total $ 359,315,221 $ 5,636,714 $ – $ 364,951,935
As of March 31, 2024, the Fund held two common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

68 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Real Estate Fund
Common Stocks 98 .7%
Shares Value ($)
Construction & Engineering 1 .3%
WillScot Mobile Mini Holdings
Corp.* 59,088 2,747,592
Diversified REITs 5 .3%
Empire State Realty Trust,
Inc., Class A 584,548 5,921,471
Essential Properties Realty
Trust, Inc. 203,472 5,424,564
11,346,035
Health Care Providers & Services 1 .2%
Brookdale Senior Living, Inc.* 378,130 2,499,439
Health Care REITs 10 .0%
American Healthcare REIT,
Inc. 264,181 3,896,670
CareTrust REIT, Inc. 218,260 5,318,996
Welltower, Inc. 132,003 12,334,360
21,550,026
Hotel & Resort REITs 2 .3%
Ryman Hospitality Properties,
Inc. 43,248 4,999,901
Hotels, Restaurants & Leisure 2 .6%
Hyatt Hotels Corp., Class A 16,306 2,602,764
Marriott International, Inc.,
Class A 12,127 3,059,763
5,662,527
Household Durables 0 .8%
DR Horton, Inc. 10,755 1,769,735
Industrial REITs 15 .0%
EastGroup Properties, Inc. 16,557 2,976,452
Plymouth Industrial REIT, Inc. 181,002 4,072,545
Prologis, Inc. 194,230 25,292,631
32,341,628
Office REITs 4 .1%
Kilroy Realty Corp. 88,130 3,210,576
SL Green Realty Corp. 101,963 5,621,220
8,831,796
Real Estate Management & Development 3 .3%
CBRE Group, Inc., Class A* 36,176 3,517,754
Common Stocks
Shares Value ($)
Real Estate Management & Development
Corp. Inmobiliaria Vesta SAB
de CV, ADR-MX 92,652 3,635,665
7,153,419
Residential REITs 15 .4%
American Homes 4 Rent,
Class A 177,740 6,537,277
AvalonBay Communities, Inc. 56,230 10,434,039
Essex Property Trust, Inc. 42,178 10,325,596
Sun Communities, Inc. 27,454 3,530,035
Veris Residential, Inc. 143,783 2,186,940
33,013,887
Retail REITs 14 .1%
Acadia Realty Trust 178,083 3,029,192
Brixmor Property Group, Inc. 144,375 3,385,594
Macerich Co. (The) 95,255 1,641,243
NETSTREIT Corp. 136,105 2,500,249
Phillips Edison & Co., Inc. 90,752 3,255,274
Simon Property Group, Inc. 77,498 12,127,662
Tanger, Inc. 149,251 4,407,382
30,346,596
Specialized REITs 23 .3%
American Tower Corp. 10,375 2,049,996
CubeSmart 128,024 5,789,246
Digital Realty Trust, Inc. 53,480 7,703,259
Equinix, Inc. 22,451 18,529,484
Extra Space Storage, Inc. 40,467 5,948,649
Iron Mountain, Inc. 60,317 4,838,027
Lamar Advertising Co., Class A 25,488 3,043,522
VICI Properties, Inc., Class A 74,075 2,206,694
50,108,877
Total Investments
(cost $166,027,241) — 98.7% 212,371,458
Other assets in excess of liabilities — 1.3% 2,699,039
NET ASSETS — 100.0%
$ 215,070,497
* Denotes a non-income producing security.
ADR American Depositary Receipt
MX Mexico
REIT Real Estate Investment Trust

NVIT Real Estate Fund - March 31, 2024 (Unaudited) - Statement of Investments - 69
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 212,371,458 $ – $ – $ 212,371,458
Total $ 212,371,458 $ – $ – $ 212,371,458
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Amundi Multi Sector Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 7.7%
Principal
Amount ($) Value ($)
Airlines 0.8%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 259,500 238,715
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 1,807,369 1,572,501
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 198,492 195,301
2,006,517
Automobiles 3.4%
Arivo Acceptance Auto Loan
Receivables Trust, Series
2024-1A, Class B, 6.87%,
6/17/2030(a) 870,000 868,729
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class C,
6.48%, 6/20/2030(a) 540,000 546,720
Ford Credit Auto Lease Trust,
Series 2023-B, Class C,
6.43%, 4/15/2027 985,000 1,003,593
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 566,982
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 455,923
GLS Auto Select Receivables
Trust, Series 2024-
1A, Class D, 6.43%,
1/15/2031(a) 650,000 659,037
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,533,400
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 966,952
Santander Bank Auto Credit-
Linked Notes, Series
2022-A, Class D, 9.97%,
5/15/2032(a) 1,075,000 1,115,343
Santander Drive Auto
Receivables Trust, Series
2024-1, Class C, 5.45%,
3/15/2030 740,000 737,746
8,454,425
Credit Card 0.5%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,191,918
Equipment Loans & Leases 0.3%
NMEF Funding LLC, Series
2023-A, Class C, 8.04%,
6/17/2030(a) 750,000 746,779
Asset-Backed Securities
Principal
Amount ($) Value ($)
Financial Services 0.4%
DataBank Issuer, Series
2024-1A, Class A2, 5.30%,
1/26/2054(a) 600,000 564,425
Switch ABS Issuer LLC,
Series 2024-1A, Class A2,
6.28%, 3/25/2054(a) 300,000 297,762
862,187
Other 2.3%
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 1,868,907
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,450,037
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 674,465
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
7.63%, 2/20/2030(a)(b) 650,000 641,471
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 946,930
5,581,810
Total Asset-Backed Securities
(cost $19,790,455)
18,843,636
Collateralized Mortgage Obligations 13.5%
Bellemeade Re Ltd., Series
2021-3A, Class B1, 9.17%,
9/25/2031(a)(b) 2,100,000 2,089,241
Connecticut Avenue Securities
Trust
Series 2023-R03, Class
2M1, 7.82%, 4/25/2043(a)
(b) 834,452 850,931
Series 2023-R06, Class
1M1, 7.02%, 7/25/2043(a)
(b) 868,784 876,440
Series 2024-R02, Class
1B1, 7.82%, 2/25/2044(a)(b) 1,270,000 1,277,937
Eagle RE Ltd., Series 2023-
1, Class M1B, 9.27%,
9/26/2033(a)(b) 2,380,000 2,458,882
FARM Mortgage Trust, Series
2021-1, Class B, 3.24%,
7/25/2051(a)(b) 604,634 436,324
FHLMC STACR REMIC Trust
Series 2020-HQA5, Class
B2, 12.72%, 11/25/2050(a)
(b) 1,140,000 1,353,653
Series 2020-DNA6, Class
B2, 10.97%, 12/25/2050(a)
(b) 2,115,000 2,317,472
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 16.43%, 10/25/2048(a)
(b) 2,800,000 3,542,696

2 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2019-DNA3, Class
B2, 13.58%, 7/25/2049(a)(b) 1,360,000 1,567,641
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.21%, 6/1/2051(a)(b) 82,598,222 925,695
GCAT Trust, Series 2021-
CM1, Class M1, 2.28%,
4/25/2065(a)(b) 805,000 659,650
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 1,819,297 327,460
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 909,517 155,876
Home RE Ltd., Series 2023-
1, Class M1B, 9.92%,
10/25/2033(a)(b) 570,000 591,619
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.22%,
7/25/2051(a)(b) 27,515,178 316,661
JP Morgan Mortgage Trust
Series 2021-8, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 46,153,457 294,145
Series 2021-10, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 51,276,328 323,672
MFA Trust, Series 2023-
RTL2, Class A1, 8.50%,
11/25/2028(a)(c) 718,000 729,133
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
9.78%, 7/25/2029(a)(b) 3,270,000 3,295,741
Radnor RE Ltd.
Series 2023-1, Class M1A,
8.02%, 7/25/2033(a)(b) 1,930,000 1,956,691
Series 2023-1, Class M1B,
9.67%, 7/25/2033(a)(b) 510,000 528,611
Saluda Grade Alternative
Mortgage Trust
Series 2024-RTL4, Class
A1, 7.50%, 2/25/2030(a)(c) 960,000 962,890
Series 2024-RTL5, Class
A1, 7.76%, 4/25/2030(a)(c) 860,000 860,599
STACR Trust, Series 2018-
HRP2, Class B2, 15.93%,
2/25/2047(a)(b) 2,000,000 2,452,943
Towd Point Mortgage Trust,
Series 2022-SJ1, Class B1,
5.25%, 3/25/2062(a)(b) 1,829,000 1,634,309
Visio Trust, Series 2020-
1R, Class M1, 2.93%,
11/25/2055(a) 490,000 433,440
Total Collateralized Mortgage Obligations
(cost $30,612,696)
33,220,352
Commercial Mortgage-Backed Securities 7.8%
BX Trust, Series 2021-
ARIA, Class D, 7.33%,
10/15/2036(a)(b) 1,700,000 1,666,000
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.46%, 10/10/2048(b) 3,000,000 2,341,968
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 9.07%, 1/25/2051(a)(b) 1,275,000 1,246,644
Series 2021-MN3, Class
M2, 9.32%, 11/25/2051(a)
(b) 1,615,000 1,584,234
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
7.54%, 10/15/2036(a)(b) 700,000 673,387
Series 2021-IP, Class E,
8.99%, 10/15/2036(a)(b) 300,000 295,060
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.33%,
6/15/2049(a)(b) 2,500,000 1,183,445
Med Trust, Series 2021-
MDLN, Class F, 9.44%,
11/15/2038(a)(b) 1,084,794 1,082,761
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.19%, 4/15/2048(a)(b) 2,000,000 1,384,463
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,560,114
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 575,235
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
14.18%, 10/25/2049(a)(b) 2,136,000 2,086,194
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 2,600,426
Total Commercial Mortgage-Backed
Securities
(cost $22,199,767) 19,279,931
Common Stocks 0.4%
Shares
Paper & Forest Products 0.2%
Catalyst Paper Corp. *^∞ 344,368 422,195
Passenger Airlines 0.2%
Grupo Aeromexico SAB de
CV *^∞ 43,743 544,666
Total Common Stocks
(cost $729,291)
966,861

NVIT Amundi Multi Sector Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 3
Corporate Bonds 61.0%
Principal
Amount ($) Value ($)
Automobiles 1.0%
Hyundai Capital America ,
5.68%, 6/26/2028(a)(d) 950,000 963,099
6.50%, 1/16/2029(a)(d) 690,000 723,888
6.20%, 9/21/2030(a) 770,000 803,137
2,490,124
Banks 16.1%
Australia & New Zealand
Banking Group Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.62%),
5.73%, 9/18/2034(a)(e) 1,375,000 1,368,112
Banco Bilbao Vizcaya
Argentaria SA ,
5.38%, 3/13/2029 800,000 807,106
Banco Santander SA ,
6.92%, 8/8/2033 800,000 837,176
6.94%, 11/7/2033 1,600,000 1,767,266
Bank of Nova Scotia (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(e) 782,000 708,875
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(d)(e) 1,845,000 1,956,549
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.00%),
5.75%, 8/9/2033(d)(e) 1,155,000 1,159,917
CaixaBank SA ,
(SOFR + 2.77%), 6.84%,
9/13/2034(a)(e) 1,280,000 1,368,091
(SOFR + 2.26%), 6.04%,
6/15/2035(a)(e) 200,000 201,781
Citigroup, Inc. ,
(SOFR + 2.66%), 6.17%,
5/25/2034(e) 1,110,000 1,127,193
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(e) 295,000 294,576
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(e) 989,000 899,732
Federation des Caisses
Desjardins du Quebec ,
5.25%, 4/26/2029(a) 1,480,000 1,476,501
HSBC Holdings plc ,
(SOFR + 3.35%), 7.39%,
11/3/2028(d)(e) 1,145,000 1,218,181
ING Groep NV ,
(SOFR + 1.44%), 5.34%,
3/19/2030(d)(e) 955,000 952,666
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(e)(f) 2,408,000 1,826,921
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 4.40%),
8.25%, 11/21/2033(a)(d)(e) 1,380,000 1,540,358
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.90%),
7.78%, 6/20/2054(a)(e) 955,000 1,018,444
KeyCorp ,
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(d)
(e) 510,000 520,815
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.91%),
8.00%, 9/27/2029(e)(f) 1,000,000 1,006,866
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(d)(e) 1,407,000 1,584,120
NatWest G roup plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.20%),
6.48%, 6/1/2034(d)(e) 755,000 767,448
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(e)(f) 1,525,000 1,256,168
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(e) 535,000 518,256
(SOFR + 2.28%), 6.88%,
10/20/2034(d)(e) 980,000 1,073,129
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(d)(e) 2,300,000 2,304,476
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.10%),
6.10%, 1/11/2035(a)(d)(e) 1,600,000 1,647,664
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(e) 145,000 154,628
(SOFR + 2.24%), 4.92%,
7/28/2033(e) 2,350,000 2,188,641
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(e) 1,760,000 1,718,636
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(d)(e) 1,240,000 1,172,156

4 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp,
(SOFR + 2.09%), 5.85%,
10/21/2033(e) 1,995,000 2,034,049
Wells Fargo & Co. ,
(SOFR + 1.99%), 5.56%,
7/25/2034(e) 120,000 120,463
(SOFR + 2.06%), 6.49%,
10/23/2034(e) 960,000 1,029,671
39,626,631
Capital Markets 2.9%
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(e) 1,310,000 1,256,813
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(e) 695,000 696,414
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d)(e) 375,000 372,738
Nomura Holdings, Inc. ,
5.61%, 7/6/2029 2,400,000 2,429,405
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.76%),
9.25%, 11/13/2033(a)(d)
(e)(f) 390,000 440,130
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
5.96%, 1/12/2034(a)(e) 1,890,000 1,939,120
7,134,620
Chemicals 0.6%
Albemarle Corp. ,
5.65%, 6/1/2052(d) 302,000 277,014
Rain Carbon, Inc. ,
12.25%, 9/1/2029(a)(d) 1,100,000 1,141,049
1,418,063
Commercial Services & Supplies 0.7%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a)(d) 550,000 551,705
6.32%, 12/4/2028(a)(d) 1,025,000 1,058,664
1,610,369
Consumer Finance 4.3%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032(d) 1,090,000 934,845
Ally Financial, Inc. ,
(SOFR + 3.26%), 6.99%,
6/13/2029(d)(e) 1,040,000 1,078,184
8.00%, 11/1/2031(d) 1,219,000 1,357,835
Avolon Holdings Funding Ltd. ,
6.38%, 5/4/2028(a) 1,665,000 1,698,617
Capital One Financial Corp. ,
(SOFR + 2.60%), 5.82%,
2/1/2034(d)(e) 480,000 479,269
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 2.86%), 6.38%,
6/8/2034(e) 1,260,000 1,308,528
Ford Motor Credit Co. LLC ,
2.90%, 2/10/2029(d) 1,422,000 1,253,781
General Motors Financial Co.,
Inc. ,
6.40%, 1/9/2033 2,340,000 2,452,160
10,563,219
Distributors 0.5%
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 1,247,000 1,241,298
Diversified Consumer Services 0.3%
Champions Financing, Inc. ,
8.75%, 2/15/2029(a)(d) 620,000 649,541
Diversified REITs 0.4%
Uniti Group LP ,
6.00%, 1/15/2030(a) 1,450,000 1,081,140
Diversified Telecommunication Services 1.2%
Altice France SA ,
5.13%, 7/15/2029(a) 835,000 564,488
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 2,605,000 1,279,547
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(d) 1,135,000 1,050,523
2,894,558
Electric Utilities 1.5%
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a)(g) 1,730,000 826,075
PacifiCorp ,
5.45%, 2/15/2034(d) 1,330,000 1,334,280
Vistra Operations Co. LLC ,
7.75%, 10/15/2031(a) 1,195,000 1,251,499
6.95%, 10/15/2033(a)(d) 295,000 314,872
3,726,726
Electrical Equipment 0.8%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 1,034,611
Regal Rexnord Corp. ,
6.30%, 2/15/2030(a) 1,030,000 1,054,419
2,089,030
Energy Equipment & Services 0.7%
Borr IHC Ltd. ,
10.00%, 11/15/2028(a)(d) 425,000 441,382
10.38%, 11/15/2030(a) 305,000 317,200
USA Compression Partners
LP ,
7.13%, 3/15/2029(a) 895,000 906,148
1,664,730

NVIT Amundi Multi Sector Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services 6.0%
Alamo Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 7.18%), 12.55%,
6/7/2024(a)(e) 700,000 707,490
Series A, (T-BILL 1MO
+ 8.50%), 13.87%,
6/7/2026(a)(e) 700,000 720,300
Aquila Re I Ltd. ,
Series A-1, (3 Month
Treasury Bill Rate + 5.25%),
10.55%, 6/8/2026(a)(e) 450,000 453,015
Series C-1, (3 Month
Treasury Bill Rate + 9.25%),
14.55%, 6/8/2026(a)(e) 450,000 464,805
Atlas Capital DAC ,
Series A, (SOFR + 7.25%),
12.60%, 6/5/2026(a)(e) 450,000 469,035
Black Kite Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.85%), 12.21%,
6/9/2025(a)(e) 450,000 455,715
Cape Lookout Re Ltd. ,
Series A, (T-BILL 1MO
+ 6.50%), 11.86%,
4/28/2026(a)(e) 450,000 461,835
Series A, (T-BILL 1MO
+ 8.00%), 13.06%,
4/5/2027(a)(e) 250,000 250,000
Citrus Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.75%), 12.08%,
6/7/2026(a)(e) 450,000 463,770
Everglades Re II Ltd. ,
Series A-1, (T-BILL
1MO + 6.61%), 11.98%,
5/14/2024(a)(e) 1,000,000 1,004,000
Series B-1, (T-BILL
1MO + 7.63%), 13.00%,
5/14/2024(a)(e) 500,000 502,000
Four Lakes Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.50%), 11.80%,
1/7/2026(a)(e) 450,000 459,540
Series A, (3 Month Treasury
Bill Rate + 5.75%), 5.75%,
1/7/2027(a)(e) 250,000 254,125
Gateway Re Ltd. ,
Series A, (T-BILL 1MO
+ 13.00%), 18.37%,
2/24/2026(a)(e) 450,000 486,225
Series AA, (T-BILL 1MO +
1.50%), 6.83%, 7/8/2027(a)
(e) 250,000 249,988
Herbie Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.00%), 11.38%,
1/7/2028(a)(e) 250,000 247,550
High Point Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.75%), 11.12%,
1/6/2027(a)(e) 250,000 252,250
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Hypatia Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.50%), 14.79%,
4/8/2026(a)(e) 450,000 478,125
Lightning Re ,
Series 2023, (3 Month
Treasury Bill Rate
+ 11.00%), 16.37%,
3/31/2026(a)(e) 400,000 430,000
Locke Tavern Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.75%), 4.75%,
4/9/2026(a)(e) 450,000 458,640
Long Point Re IV Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 4.25%),
9.65%, 6/1/2026(a)(e) 450,000 452,565
Mona Lisa Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 12.50%),
17.80%, 1/8/2026(a)(e) 450,000 486,315
Mystic Re IV Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 11.69%),
17.03%, 1/8/2025(a)(e) 450,000 441,090
Series A, (3 Month Treasury
Bill Rate + 9.25%), 14.55%,
1/8/2026(a)(e) 450,000 468,585
Series A, (3 Month Treasury
Bill Rate + 12.00%),
17.35%, 1/8/2027(a)(e) 250,000 254,975
Queen Street 2023 RE DAC ,
Series A, (3 Month Treasury
Bill Rate + 7.50%), 12.87%,
12/8/2025(a)(e) 450,000 469,800
Sanders Re III Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.61%), 8.95%,
4/7/2026(a)(e) 450,000 434,070
Series A, (3 Month Treasury
Bill Rate + 6.46%), 11.80%,
6/5/2026(a)(e) 450,000 459,315
(3 Month Treasury Bill
Rate + 5.75%), 11.09%,
4/7/2027(a)(e) 450,000 452,385
Series A, (3 Month Treasury
Bill Rate + 5.75%), 11.09%,
4/7/2028(a)(e) 250,000 253,750
Sussex Capital UK Pcc Ltd. ,
(3 Month Treasury Bill
Rate + 8.36%), 13.75%,
1/8/2025(a)(e) 450,000 451,980
Topanga Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.05%), 8.61%,
1/8/2026(a)(e) 450,000 432,450

6 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Ursa Re Ltd. ,
Series Aa, (3 Month
Treasury Bill Rate + 5.50%),
10.85%, 12/6/2025(a)(e) 450,000 457,515
14,783,203
Food Products 1.4%
Bimbo Bakeries USA, Inc. ,
5.38%, 1/9/2036(a) 640,000 634,959
JBS USA LUX SA ,
5.75%, 4/1/2033(d) 645,000 635,436
6.50%, 12/1/2052(d) 1,285,000 1,269,711
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 1,145,000 957,271
3,497,377
Gas Utilities 0.7%
KeySpan Gas East Corp. ,
5.99%, 3/6/2033(a)(d) 1,770,000 1,793,768
Ground Transportation 0.3%
Ashtead Capital, Inc. ,
5.95%, 10/15/2033(a) 700,000 707,818
Health Care Equipment & Supplies 0.3%
Smith & Nephew plc ,
5.40%, 3/20/2034 760,000 756,247
Health Care Providers & Services 0.2%
Humana, Inc. ,
5.38%, 4/15/2031 375,000 375,202
Health Care REITs 0.7%
MPT Operating Partnership
LP ,
3.50%, 3/15/2031(d) 2,550,000 1,750,881
Hotels, Restaurants & Leisure 3.7%
Carnival Corp. ,
6.00%, 5/1/2029(a)(d) 2,005,000 1,978,353
Darden Restaurants, Inc. ,
6.30%, 10/10/2033 2,960,000 3,088,234
Grupo Posadas SAB de CV ,
7.00%, 12/30/2027(a)(c)(d) 1,529,690 1,409,227
Hilton Grand Vacations
Borrower Escrow LLC ,
6.63%, 1/15/2032(a) 715,000 717,887
Marriott International, Inc. ,
5.30%, 5/15/2034 1,025,000 1,013,796
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a) 910,000 885,594
9,093,091
Insurance 5.1%
Blue Ridge Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.25%), 10.62%,
1/8/2027(a)(e) 250,000 250,225
Series B, (T-BILL 1MO
+ 8.00%), 13.37%,
1/8/2027(a)(e) 250,000 255,625
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Bonanza RE Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 5.78%),
11.13%, 3/16/2025(a)(e) 250,000 234,525
Series A, (3 Month Treasury
Bill Rate + 8.25%), 13.60%,
1/8/2026(a)(e) 450,000 455,805
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(e) 2,010,000 1,657,654
First Coast Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.00%), 9.00%,
4/7/2026(a)(e) 400,000 409,280
FloodSmart Re Ltd. ,
Series A, (T-BILL 1MO
+ 16.25%), 21.61%,
3/11/2026(a)(e) 800,000 808,080
Series A, (3 Month Treasury
Bill Rate + 14.00%),
19.37%, 3/12/2027(a)(e) 500,000 498,250
Integrity Re Ltd. ,
Series A, (T-BILL 1MO
+ 12.00%), 17.38%,
6/6/2025(a)(e) 400,000 414,920
Series B, (T-BILL 1MO
+ 13.25%), 18.62%,
6/6/2026(a)(e) 250,000 249,625
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 828,182
Merna Reinsurance II Ltd. ,
Series 3, (3 Month Treasury
Bill Rate + 7.53%), 7.25%,
7/7/2025(e) 250,000 255,375
Series A, (3 Month Treasury
Bill Rate + 7.75%), 13.05%,
7/7/2026(a)(e) 400,000 419,200
Series B, (3 Month Treasury
Bill Rate + 10.25%),
15.55%, 7/7/2026(a)(e) 450,000 481,050
Metropolitan Life Global
Funding I ,
5.15%, 3/28/2033(a) 1,145,000 1,146,288
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(e) 170,000 167,212
Residential Reinsurance 2020
Ltd. ,
Series 3, (3 Month Treasury
Bill Rate + 8.66%), 14.02%,
12/6/2024(a)(e) 416,000 402,771
Residential Reinsurance 2023
Ltd. ,
Series 5, (3 Month Treasury
Bill Rate + 5.75%), 11.11%,
12/6/2027(a)(e) 250,000 250,400

NVIT Amundi Multi Sector Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Residential Reinsurance 2023
Ltd.,
Series 3, (T-BILL 1MO
+ 8.50%), 13.86%,
12/6/2027(a)(e) 250,000 248,550
Solomon Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.25%), 10.62%,
6/8/2026(a)(e) 450,000 466,830
Titania RE Ltd. ,
Series A, (T-BILL 1MO
+ 12.25%), 17.63%,
2/27/2026(a)(e) 450,000 490,500
Torrey Pines Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.00%), 10.37%,
6/5/2026(a)(e) 450,000 456,615
Torrey Pines Re Pte. Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.18%), 9.55%,
6/7/2024(a)(e) 250,000 249,250
Vitality Re XII Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 2.75%), 8.05%,
1/7/2025(a)(e) 250,000 249,050
Vitality Re XIII Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 2.00%), 7.30%,
1/6/2026(a)(e) 450,000 446,445
Series B, (3 Month Treasury
Bill Rate + 2.75%), 8.05%,
1/6/2026(a)(e) 250,000 247,800
Vitality Re XIV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.50%), 8.80%,
1/5/2027(a)(e) 500,000 508,400
12,547,907
Media 1.3%
Charter Communications
Operating LLC ,
6.65%, 2/1/2034(d) 2,225,000 2,280,724
CSC Holdings LLC ,
11.75%, 1/31/2029(a) 415,000 415,647
4.63%, 12/1/2030(a) 775,000 393,556
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(g) 693,000 19,058
3,108,985
Metals & Mining 0.6%
First Quantum Minerals Ltd. ,
9.38%, 3/1/2029(a)(d) 335,000 347,032
Galileo Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 7.00%), 12.36%,
1/8/2026(a)(e) 250,000 256,750
Series A, (3 Month Treasury
Bill Rate + 7.00%), 12.36%,
1/7/2028(a)(e) 250,000 260,350
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Newmont Corp. ,
5.35%, 3/15/2034(a) 510,000 513,252
1,377,384
Multi-Utilities 0.5%
Algonquin Power & Utilities
Corp. ,
5.37%, 6/15/2026(c) 95,000 94,486
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(e) 1,330,000 1,172,469
1,266,955
Office REITs 1.1%
COPT Defense Properties LP ,
2.90%, 12/1/2033(d) 3,150,000 2,470,034
Highwoods Realty LP ,
3.05%, 2/15/2030(d) 79,000 66,615
2.60%, 2/1/2031 83,000 65,588
2,602,237
Oil, Gas & Consumable Fuels 4.7%
Aker BP ASA ,
6.00%, 6/13/2033(a) 2,005,000 2,070,320
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a)(d) 1,090,000 1,147,456
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.43%),
8.50%, 1/15/2084(d)(e) 990,000 1,075,670
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 620,000 605,298
6.55%, 12/1/2033 1,225,000 1,315,028
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 688,751 681,864
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 835,711 756,587
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 481,000 464,350
Petroleos Mexicanos ,
6.70%, 2/16/2032 2,047,000 1,702,372
SCC Power plc ,
4.00%, 12/31/2028(a)(h) 1,940,636 791,368
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,106,000 1,051,722
11,662,035
Passenger Airlines 1.6%
ABRA Global Finance ,
6.00%, 3/2/2028(a)(h) 877,224 807,616
American Airlines, Inc. ,
5.75%, 4/20/2029(a)(d) 345,000 339,120

8 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines
Grupo Aeromexico SAB de
CV ,
8.50%, 3/17/2027(a) 1,115,000 1,105,521
VistaJet Malta Finance plc ,
7.88%, 5/1/2027(a)(d) 810,000 684,793
6.38%, 2/1/2030(a)(d) 1,192,000 878,651
3,815,701
Pharmaceuticals 0.0%
†
Tricida, Inc. ,
3.50%, 5/15/2027^∞ 2,520,000 0
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc. ,
4.75%, 2/1/2030(d) 1,160,000 925,309
Residential REITs 0.9%
Sun Communities Operating
LP ,
5.70%, 1/15/2033 2,305,000 2,285,948
Semiconductors & Semiconductor Equipment 0.3%
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 660,000 660,995
Tobacco 0.2%
BAT Capital Corp. ,
6.00%, 2/20/2034 605,000 612,590
Total Corporate Bonds
(cost $153,488,384)
149,813,682
Foreign Government Security 0.4%
SAUDI ARABIA 0.4%
Kingdom of Saudi Arabia,
5.75%, 1/16/2054(a) 980,000 967,750
Total Foreign Government Security
(cost $958,417)
967,750
Loan Participations 0.8%
Building Products 0.1%
MIWD Holdco II LLC, Term
Loan, (CME Term SOFR
1 Month + 0.00%), 0.00%,
3/20/2031 (e) 220,000 218,900
0
Media 0.7%
Directv Financing LLC, Term
Loan, (CME Term SOFR 1
Month + 5.25%), 10.69%,
8/2/2029 (e) 444,763 444,055
Loan Participations
Principal
Amount ($) Value ($)
Media
Radiate Holdco LLC, Term
Loan B, (CME Term SOFR
1 Month + 3.25%), 8.69%,
9/25/2026 (e) 1,647,088 1,374,198
1,818,253
0
Total Loan Participations
(cost $2,305,238) 2,037,153
Mortgage-Backed Securities 7.3%
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
5.50%, 4/25/2039 900,000
906,952
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 4/25/2054 2,200,000
2,220,029
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 4/25/2054 3,800,000 3,140,549
3.00%, 4/25/2054 3,600,000 3,096,760
3.50%, 4/25/2054 2,000,000 1,789,755
5.50%, 4/25/2054 1,800,000 1,791,065
6.50%, 4/25/2054 2,200,000 2,247,560
GNMA TBA
6.00%, 4/15/2054 1,300,000 1,311,362
6.50%, 4/15/2054 1,300,000 1,321,675
Total Mortgage-Backed Securities
(cost $17,840,129)
17,825,707
Warrants 0.0%
†
Number of
Warrants
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 * 35,000 6,626
Total Warrants (cost $0) 6,626
Short-Term Investment 3.2%
Principal
Amount ($) Value ($)
U.S. Treasury Obligation 3.2%
U.S. Treasury Bills, 5.29%,
4/23/2024(i) 8,000,000 7,974,236
Total Short-Term Investment
(cost $7,974,221)
7,974,236

NVIT Amundi Multi Sector Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 9
Repurchase Agreements 6.9%
Principal
Amount ($) Value ($)
Bank of America NA
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $1,000,593,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 4.00%, maturing
4/1/2042 - 8/1/2045; total
market value $1,020,000.
(j) 1,000,000 1,000,000
Cantor Fitzgerald & Co.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,907,551,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$2,963,947. (j) 2,905,830 2,905,830
Cantor Fitzgerald & Co.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $5,002,962,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$5,100,000. (j) 5, 000,000 5,000,000
MetLife, Inc.
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,001,180,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046; total
market value $2,041,419.
(j) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $6,003,554,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $6,120,002. (j) 6,000,000 6,000,000
Total Repurchase Agreements
(cost $16,905,830)
16,905,830
Total Investments
(cost $272,804,428) — 109.0%
267,841,764
Liabilities in excess of other
assets — (9.0)% (22,042,846)
NET ASSETS — 100.0%
$ 245,798,918
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $152,350,013 which represents 61.98% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2024.
(d) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $31,512,156, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $16,905,830 and by $15,757,279 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/2/2024 – 11/15/2053, a total value of
$32,663,109.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2024.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2024. The
maturity date reflects the next call date.
(g) Security in default.
(h) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(i) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.

10 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $16,905,830.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 11
Centrally Cleared Credit default swap contracts outstanding - buy protection as of March 31, 2024
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
41-V2 5.00 Quarterly 12/20/2028 3.12 USD 77,000,000 (284,174) (5,423,206) (5,707,380)
(284,174) (5,423,206) (5,707,380)
As of March 31, 2024, the Fund had $3,480,558 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

12 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Forward Foreign Currency Contracts outstanding as of March 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 1,036,762 EUR 950,914 Morgan Stanley Co., Inc. 4/19/2024 10,174
USD 585,447 MXN 9,845,834 Morgan Stanley Co., Inc. 6/27/2024 1,235
Total unrealized appreciation 11,409
Net unrealized appreciation 11,409
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 88 6/2024 USD 17,994,625 (15,332)
U.S. Treasury 10 Year Note 3 6/2024 USD 332,391 (382)
U.S. Treasury Long Bond 7 6/2024 USD 843,062 10,155
Total long contracts (5,559)
Short Contracts
Euro-Bobl (13) 6/2024 EUR (1,658,462) (7,696)
Euro-Bund (29) 6/2024 EUR (4,173,013) (36,822)
U.S. Treasury 5 Year Note (158) 6/2024 USD (16,908,469) (3,554)
U.S. Treasury 10 Year Ultra Note (545) 6/2024 USD (62,462,109) (409,801)
U.S. Treasury Ultra Bond (34) 6/2024 USD (4,386,000) (47,367)
Total short contracts (505,240)
Net contracts (510,799)
As of March 31, 2024, the Fund had $2,055,206 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 13
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

14 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 18,843,636 $ – $ 18,843,636
Collateralized Mortgage Obligations – 33,220,352 – 33,220,352
Commercial Mortgage-Backed Securities – 19,279,931 – 19,279,931
Common Stocks – – 966,861 966,861
Corporate Bonds
Automobiles – 2,490,124 – 2,490,124
Banks – 39,626,631 – 39,626,631
Capital Markets – 7,134,620 – 7,134,620
Chemicals – 1,418,063 – 1,418,063
Commercial Services & Supplies – 1,610,369 – 1,610,369
Consumer Finance – 10,563,219 – 10,563,219
Distributors – 1,241,298 – 1,241,298
Diversified Consumer Services – 649,541 – 649,541
Diversified REITs – 1,081,140 – 1,081,140
Diversified Telecommunication Services – 2,894,558 – 2,894,558
Electric Utilities – 3,726,726 – 3,726,726
Electrical Equipment – 2,089,030 – 2,089,030
Energy Equipment & Services – 1,664,730 – 1,664,730
Financial Services – 14,783,203 – 14,783,203
Food Products – 3,497,377 – 3,497,377
Gas Utilities – 1,793,768 – 1,793,768
Ground Transportation – 707,818 – 707,818
Health Care Equipment & Supplies – 756,247 – 756,247
Health Care Providers & Services – 375,202 – 375,202
Health Care REITs – 1,750,881 – 1,750,881
Hotels, Restaurants & Leisure – 9,093,091 – 9,093,091
Insurance – 12,547,907 – 12,547,907
Media – 3,108,985 – 3,108,985
Metals & Mining – 1,377,384 – 1,377,384
Multi-Utilities – 1,266,955 – 1,266,955
Office REITs – 2,602,237 – 2,602,237
Oil, Gas & Consumable Fuels – 11,662,035 – 11,662,035
Passenger Airlines – 3,815,701 – 3,815,701
Pharmaceuticals – – – –
Real Estate Management & Development – 925,309 – 925,309
Residential REITs – 2,285,948 – 2,285,948
Semiconductors & Semiconductor
Equipment – 660,995 – 660,995
Tobacco – 612,590 – 612,590
Total Corporate Bonds $ – $ 149,813,682 $ – $ 149,813,682
Foreign Government Security – 967,750 – 967,750
Forward Foreign Currency Contracts – 11,409 – 11,409
Futures Contracts 10,155 – – 10,155
Loan Participations – 2,037,153 – 2,037,153
Mortgage-Backed Securities – 17,825,707 – 17,825,707
Repurchase Agreements – 16,905,830 – 16,905,830
Short-Term Investment – 7,974,236 – 7,974,236
Warrants 6,626 – – 6,626
Total Assets $ 16,781 $ 266,879,686 $ 966,861 $ 267,863,328
Liabilities:
Credit Default Swaps† $ – $ (5,423,206) $ – $ (5,423,206)
Futures Contracts (520,954) – – (520,954)
Total Liabilities $ (520,954) $ (5,423,206) $ – $ (5,944,160)
Total $ (504,173) $ 261,456,480 $ 966,861 $ 261,919,168
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT Amundi Multi Sector Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 15
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By
As of March 31, 2024, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
Common
Stocks Total
Balance as of 12/31/2023 $ 566,719 $ 566,719
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 400,142 400,142
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 3/31/2024 $ 966,861 $ 966,861
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2024 $ 400,142 $ 400,142

16 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2024 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies

NVIT Amundi Multi Sector Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 17
as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 11,409
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 10,155
Total $ 21,564
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (5,423,206)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (520,954)
Total $ (5,944,160)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Asset-Backed Securities 8.8%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 30,580 30,088
Automobiles 1.6%
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 1,814,000 1,796,042
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 2,475,000 2,385,664
Bayview Opportunity Master
Fund VII LLC, Series 2024-
CAR1, Class A, 0.00%,
12/26/2031(a)(b) 1,250,000 1,250,000
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 1,064,000 1,066,637
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 1,332,623 1,340,752
Credit Acceptance Auto
Loan Trust, Series 2022-
3A, Class A, 6.57%,
10/15/2032(a) 1,765,000 1,775,763
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 2,215,756 2,209,828
Ford Credit Auto Owner Trust
Series 2022-C, Class A4,
4.59%, 12/15/2027 4,071,000 4,030,459
Series 2024-1, Class A,
4.87%, 8/15/2036(a) 2,482,000 2,476,924
Oscar US Funding XVI LLC,
Series 2024-1A, Class A3,
5.54%, 2/10/2028(a) 1,854,000 1,851,123
Santander Drive Auto
Receivables Trust
Series 2022-1, Class B,
2.36%, 8/17/2026 1,508,596 1,502,065
Series 2022-5, Class A3,
4.11%, 8/17/2026 578,342 576,633
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A2A, 5.89%,
3/22/2027(a) 1,452,432 1,454,732
Tesla Auto Lease Trust, Series
2023-B, Class A3, 6.13%,
9/21/2026(a) 4,393,000 4,433,211
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 447,564 450,149
28,599,982
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases 0.3%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 514,002 512,729
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 1,232,000 1,238,556
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.90%, 3/15/2027 4,184,000 4,219,783
5,971,068
Other 6.4%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
6.62%, 4/21/2035(a)(b) 8,660,000 8,666,495
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 7.09%,
4/15/2034(a)(b) 5,600,000 5,577,505
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 3,582,839
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,091,815 3,744,994
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,477,588
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 7.13%,
10/15/2033(a)(b) 7,250,000 7,230,258
Fortress Credit Opportunities
XVII CLO Ltd., Series
2022-17A, Class A, 6.68%,
1/15/2030(a)(b) 2,464,173 2,461,174
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 398,138 386,390
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 825,694 833,310
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 144,456 144,225
MCF CLO IX Ltd., Series
2019-1A, Class A1RR,
7.29%, 4/17/2036(a)(b) 6,200,000 6,201,091
MetroNet Infrastructure Issuer
LLC, Series 2024-1A, Class
A2, 6.23%, 4/20/2054(a) 418,400 418,735
MF1 Ltd.
Series 2021-FL7, Class AS,
6.89%, 10/16/2036(a)(b) 6,378,500 6,249,906
Series 2022-FL8, Class A,
6.68%, 2/19/2037(a)(b) 4,210,351 4,173,517
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
6.62%, 4/14/2035(a)(b) 12,721,428 12,727,751

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 19
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,364,883
OneMain Financial Issuance
Trust, Series 2019-
2A, Class A, 3.14%,
10/14/2036(a) 3,625,000 3,412,654
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 8,280,000 8,124,922
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 1,246,655 1,206,647
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,523,291
Stratus CLO Ltd., Series
2021-3A, Class A, 6.53%,
12/29/2029(a)(b) 3,822,409 3,822,366
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 2,791,269 2,534,898
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 2,894,167 2,592,720
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
5/22/2034(a) 4,006,000 4,029,832
Trestles CLO IV Ltd., Series
2021-4A, Class A, 6.75%,
7/21/2034(a)(b) 1,450,000 1,450,151
Upstart Securitization Trust,
Series 2021-5, Class A,
1.31%, 11/20/2031(a) 39,246 39,141
Voya CLO Ltd., Series
2019-2A, Class A, 6.85%,
7/20/2032(a)(b) 14,600,000 14,608,045
117,585,328
Student Loan 0.5%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 4,989,463 4,312,691
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 4,980,286 4,355,822
8,668,513
Total Asset-Backed Securities
(cost $165,544,948)
160,854,979
Collateralized Mortgage Obligations 1.6%
Angel Oak Mortgage Trust
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 417,178 403,794
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 401,000 384,743
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 1,636,429 1,644,772
COLT Mortgage Loan Trust,
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 3,166,009 3,207,520
Cross Mortgage Trust
Series 2024-H2, Class A2,
6.42%, 4/25/2069(a)(c) 1,114,548 1,115,840
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(c) 1,486,500 1,488,217
GCAT Trust, Series 2019-
NQM3, Class A1, 3.69%,
11/25/2059(a)(b) 688,183 653,742
GNMA REMICS, Series
2023-19, Class WB, 5.69%,
11/20/2051(b) 2,303,094 2,334,824
Imperial Fund Mortgage Trust,
Series 2023-NQM1, Class
A1, 5.94%, 2/25/2068(a)(c) 1,854,060 1,836,941
J.P. Morgan Mortgage Trust,
Series 2024-CES1, Class
A2, 6.15%, 6/25/2054(a)(b) 1,874,464 1,876,983
New Residential Mortgage
Loan Trust
Series 2019-NQM5, Class
A1, 2.71%, 11/25/2059(a)(b) 1,045,511 956,555
Series 2022-NQM1, Class
A1, 2.28%, 4/25/2061(a)(b) 7,847,884 6,712,743
RCKT Mortgage Trust, Series
2024-CES2, Class A2,
6.39%, 4/25/2044(a) 1,420,702 1,419,141
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 2,215,167 1,796,535
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 1,600,867 1,505,550
Verus Securitization Trust
Series 2019-4, Class A1,
3.64%, 11/25/2059(a)(c) 252,766 244,569
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 2,705,206 2,242,591
Total Collateralized Mortgage Obligations
(cost $31,980,520)
29,825,060
Commercial Mortgage-Backed Securities 0.8%
Citigroup Commercial
Mortgage Trust, Series
2018-C6, Class A4, 4.41%,
11/10/2051 4,505,000 4,255,625
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 3,694,395
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 3,651,809

20 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,620,000 2,378,339
Total Commercial Mortgage-Backed
Securities
(cost $15,466,822) 13,980,168
Corporate Bonds 48.8%
Aerospace & Defense 1.3%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,313,070
3.63%, 2/1/2031(d) 10,130,000 8,915,371
5.71%, 5/1/2040 1,560,000 1,493,140
5.81%, 5/1/2050 3,910,000 3,699,360
Rolls-Royce plc ,
5.75%, 10/15/2027(a)(d) 3,620,000 3,629,886
TransDigm, Inc. ,
7.50%, 3/15/2027(d) 425,000 425,351
5.50%, 11/15/2027 610,000 597,039
6.75%, 8/15/2028(a) 863,000 874,390
23,947,607
Automobiles 0.5%
Ford Motor Co. ,
4.75%, 1/15/2043(d) 360,000 298,936
5.29%, 12/8/2046 360,000 320,065
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 1,521,000 1,279,773
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 3,485,000 3,401,849
3.75%, 5/13/2030(a) 4,385,000 4,071,903
9,372,526
Banks 7.7%
Banco Santander SA ,
2.75%, 12/3/2030 4,400,000 3,636,573
Bank of America Corp. ,
Series JJ, (CME Term
SOFR 3 Month + 3.55%),
5.13%, 6/20/2024(e)(f) 1,870,000 1,871,719
Series X, (CME Term SOFR
3 Month + 3.97%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,241,411
4.45%, 3/3/2026(d) 4,155,000 4,092,674
Series FF, (CME Term
SOFR 3 Month + 3.19%),
5.88%, 3/15/2028(e)(f) 1,000,000 984,703
(CME Term SOFR 3
Month + 1.77%), 3.71%,
4/24/2028(d)(f) 3,125,000 2,990,013
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,605,000 3,970,188
(SOFR + 1.32%), 2.69%,
4/22/2032(d)(f) 5,870,000 4,968,663
(SOFR + 1.22%), 2.30%,
7/21/2032(d)(f) 5,145,000 4,210,197
(SOFR + 1.91%), 5.29%,
4/25/2034(f) 5,180,000 5,164,251
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.65%), 5.47%,
1/23/2035(f) 1,034,000 1,040,740
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.63%, 2/25/2031(a)(e)(f) 1,290,000 1,064,156
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(e)(f) 1,239,000 1,231,345
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 731,619
(CME Term SOFR 3
Month + 1.16%), 3.35%,
4/24/2025(f) 5,475,000 5,465,908
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(e)(f) 508,000 487,043
Citizens Bank NA ,
2.25%, 4/28/2025(d) 729,000 701,387
(SOFR + 1.45%), 6.06%,
10/24/2025(f) 3,135,000 3,122,418
Citizens Financial Group, Inc. ,
Series B, (CME Term SOFR
3 Month + 3.26%), 8.59%,
7/06/2024(e)(f) 2,650,000 2,493,943
(SOFR + 2.01%), 5.84%,
1/23/2030(f) 1,336,000 1,334,082
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(f) 6,249,000 6,288,926
Fifth Third Bancorp ,
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(e)(f) 655,000 630,887
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.65%),
4.60%, 12/17/2030(e)(f) 5,582,000 4,722,259
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(e)(f) 1,000,000 987,579
(SOFR + 1.64%), 3.87%,
3/28/2026(d)(f) 7,254,000 7,124,579
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(e)(f) 1,385,000 1,318,584
JPMorgan Chase & Co. ,
Series CC, (CME Term
SOFR 3 Month + 2.84%),
8.15%, 5/01/2024(e)(f) 1,430,000 1,433,352

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
Series FF, (CME Term
SOFR 3 Month + 3.38%),
5.00%, 8/01/2024(e)(f) 1,385,000 1,380,476
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(e)(f) 2,208,000 2,170,715
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(e)(f) 450,000 427,382
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(d)(f) 4,550,000 4,029,366
(SOFR + 1.07%), 1.95%,
2/4/2032(d)(f) 4,610,000 3,755,951
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(d)(f) 2,385,000 1,664,353
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(d)(f) 2,671,000 2,749,952
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(f) 1,280,000 1,309,187
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.14%),
4.30%, 8/19/2028(a)(e)(f) 1,820,000 1,497,729
Truist Financial Corp. ,
Series L, (CME Term SOFR
3 Month + 3.36%), 8.69%,
12/15/2024(e)(f) 760,000 765,132
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(e)(f) 590,000 578,839
(SOFR + 2.45%), 7.16%,
10/30/2029(f) 1,453,000 1,549,481
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(e)(f) 650,000 604,655
(SOFR + 2.36%), 5.87%,
6/8/2034(f) 742,000 751,098
(SOFR + 1.92%), 5.71%,
1/24/2035(f) 14,955,000 15,019,567
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(d)(f) 1,532,000 1,561,497
(SOFR + 1.86%), 5.68%,
1/23/2035(d)(f) 2,963,000 2,991,828
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
Series S, (ICE LIBOR USD
3 Month + 3.11%), 5.90%,
6/15/2024(c)(e)(f) 1,290,000 1,284,552
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(c)(e)(f) 645,000 643,581
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(e)(f) 1,335,000 1,270,154
(SOFR + 2.00%), 2.19%,
4/30/2026(d)(f) 1,680,000 1,617,889
(SOFR + 1.51%), 3.53%,
3/24/2028(d)(f) 3,183,000 3,029,545
(SOFR + 1.74%), 5.57%,
7/25/2029(f) 2,408,000 2,436,540
(SOFR + 1.50%), 5.20%,
1/23/2030(d)(f) 2,396,000 2,390,949
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(f) 8,980,000 7,938,266
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,055,000 3,782,221
140,510,104
Beverages 0.7%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 2,665,620
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,438,249
2.88%, 5/1/2030 6,555,000 5,798,516
2.25%, 8/1/2031 2,625,000 2,168,211
13,070,596
Biotechnology 1.2%
AbbVie, Inc. ,
2.95%, 11/21/2026(d) 12,930,000 12,314,505
Amgen, Inc. ,
5.25%, 3/2/2030 1,019,000 1,034,487
2.80%, 8/15/2041 5,190,000 3,760,182
5.65%, 3/2/2053 2,441,000 2,487,269
Gilead Sciences, Inc. ,
2.80%, 10/1/2050(d) 2,675,000 1,743,674
21,340,117
Broadline Retail 0.2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a)(d) 1,440,000 1,399,753
Prosus NV ,
3.26%, 1/19/2027(a) 2,250,000 2,084,936
3,484,689
Building Products 1.0%
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a) 4,505,000 4,523,596
Carrier Global Corp. ,
2.49%, 2/15/2027 1,046,000 974,602
2.72%, 2/15/2030(d) 3,515,000 3,108,367
6.20%, 3/15/2054 523,000 575,888

22 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a)(d) 2,710,000 2,648,638
8.88%, 11/15/2031(a) 5,120,000 5,472,722
17,303,813
Capital Markets 2.7%
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 968,000 959,720
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(e)(f) 1,144,000 1,125,096
(CME Term SOFR 3
Month + 1.46%), 3.27%,
9/29/2025(f) 2,200,000 2,173,517
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(e)(f) 605,000 563,516
Series U, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.65%,
8/10/2026(e)(f) 1,060,000 968,164
(SOFR + 1.09%), 1.99%,
1/27/2032(f) 4,720,000 3,819,409
(SOFR + 1.28%), 2.62%,
4/22/2032(f) 5,415,000 4,544,549
(SOFR + 1.25%), 2.38%,
7/21/2032(d)(f) 6,565,000 5,385,647
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(f) 3,440,000 3,405,254
3.63%, 1/20/2027(d) 4,000,000 3,863,611
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(f) 2,825,000 2,689,045
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,235,000 6,321,110
(SOFR + 1.02%), 1.93%,
4/28/2032(d)(f) 4,630,000 3,716,295
Nasdaq, Inc. ,
5.35%, 6/28/2028(d) 1,398,000 1,416,038
5.95%, 8/15/2053(d) 366,000 385,693
State Street Corp. ,
Series I, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.61%),
6.70%, 3/15/2029(e)(f) 3,595,000 3,647,926
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(a)(e)(f) 1,040,000 855,214
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(f) 1,359,000 1,432,780
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.77%),
5.70%, 2/8/2035(a)(f) 2,591,000 2,604,112
49,876,696
Chemicals 1.3%
Alpek SAB de CV ,
3.25%, 2/25/2031(a)(d) 4,982,000 4,266,103
Axalta Coating Systems Dutch
Holding B BV ,
7.25%, 2/15/2031(a)(d) 189,000 196,599
Braskem Netherlands Finance
BV ,
4.50%, 1/31/2030(a) 5,844,000 5,025,106
Celanese US Holdings LLC ,
5.34%, 1/19/2029 EUR 6,820,000 7,783,183
Orbia Advance Corp. SAB de
CV ,
2.88%, 5/11/2031(a) 1,769,000 1,471,029
Sasol Financing USA LLC ,
4.38%, 9/18/2026(d) 200,000 188,619
6.50%, 9/27/2028 400,000 383,298
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 5,312,000 3,456,662
Westlake Corp. ,
3.38%, 8/15/2061 2,530,000 1,607,848
24,378,447
Commercial Services & Supplies 0.3%
GFL Environmental, Inc. ,
6.75%, 1/15/2031(a) 4,363,000 4,471,259
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a) 590,000 588,279
6.25%, 1/15/2028(a)(d) 1,250,000 1,224,473
6,284,011
Construction Materials 0.1%
Cemex SAB de CV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.16%),
9.13%, 3/14/2028(a)(e)(f) 1,420,000 1,542,623
Consumer Finance 2.5%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 6,420,000 5,506,153
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(e)(f) 1,625,000 1,504,111
Capital One Financial Corp. ,
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(e)(f) 1,000,000 888,276

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Discover Financial Services ,
6.70%, 11/29/2032(d) 1,606,000 1,697,614
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025 10,914,000 10,584,041
5.80%, 3/5/2027(d) 2,690,000 2,699,948
4.13%, 8/17/2027 7,453,000 7,072,314
5.11%, 5/3/2029(d) 585,000 567,932
7.12%, 11/7/2033(d) 1,267,000 1,363,179
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 2,741,000 2,425,810
2.35%, 1/8/2031(d) 10,208,000 8,429,045
Macquarie Airfinance Holdings
Ltd. ,
6.50%, 3/26/2031(a) 2,067,000 2,103,856
44,842,279
Consumer Staples Distribution & Retail 0.4%
7-Eleven, Inc. ,
1.80%, 2/10/2031(a) 3,130,000 2,514,518
Sysco Corp. ,
6.60%, 4/1/2050(d) 1,511,000 1,723,697
3.15%, 12/14/2051 2,505,000 1,716,000
US Foods, Inc. ,
7.25%, 1/15/2032(a) 652,000 678,556
6,632,771
Containers & Packaging 0.5%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a)(d) 200,000 194,154
4.00%, 9/1/2029(a)(d) 3,043,000 2,452,814
Sealed Air Corp. ,
1.57%, 10/15/2026(a)(d) 6,640,000 5,997,736
6.13%, 2/1/2028(a)(d) 271,000 271,562
8,916,266
Diversified REITs 0.2%
VICI Properties LP ,
3.50%, 2/15/2025(a) 3,660,000 3,579,686
Diversified Telecommunication Services 1.8%
AT&T, Inc. ,
4.35%, 3/1/2029(d) 2,955,000 2,878,885
2.25%, 2/1/2032 4,105,000 3,336,215
3.50%, 6/1/2041 1,420,000 1,108,449
3.50%, 9/15/2053 12,145,000 8,568,570
3.65%, 9/15/2059 1,290,000 898,113
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 100,000 98,474
4.75%, 3/1/2030(a)(d) 55,000 47,225
Frontier Communications
Holdings LLC ,
5.00%, 5/1/2028(a)(d) 220,000 204,207
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 207,799
8.75%, 3/15/2032 265,000 321,327
Verizon Communications, Inc. ,
1.50%, 9/18/2030(d) 6,085,000 4,967,413
3.50%, 6/28/2032 EUR 4,659,000 5,039,581
2.65%, 11/20/2040 1,185,000 834,998
3.70%, 3/22/2061(d) 5,420,000 3,962,999
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Virgin Media Finance plc ,
5.00%, 7/15/2030(a)(d) 585,000 495,002
32,969,257
Electric Utilities 2.7%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 3,928,379 3,407,869
CenterPoint Energy Houston
Electric LLC ,
5.30%, 4/1/2053 516,000 514,969
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 2,575,086
Duke Energy Corp. ,
3.50%, 6/15/2051 2,665,000 1,870,942
5.00%, 8/15/2052 7,175,000 6,494,578
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,758,532
Edison International ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.90%), 5.00%,
12/15/2026(e)(f) 2,457,000 2,327,768
Electricite de France SA ,
5.70%, 5/23/2028(a) 779,000 790,302
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.41%),
9.13%, 3/15/2033(a)(e)(f) 1,670,000 1,839,814
6.90%, 5/23/2053(a) 1,818,000 1,982,098
Enel Finance America LLC ,
7.10%, 10/14/2027(a) 1,292,000 1,367,011
Enel Finance International NV ,
7.50%, 10/14/2032(a) 1,371,000 1,544,871
Eversource Energy ,
5.50%, 1/1/2034 1,271,000 1,271,141
Exelon Corp. ,
4.05%, 4/15/2030 6,194,000 5,841,443
5.45%, 3/15/2034 891,000 896,993
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031 45,000 52,982
Series C, 5.10%,
7/15/2047(c) 450,000 395,036
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 376,000 379,833
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034(a) 2,309,000 2,301,677
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 1,643,155
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028(d) 2,320,000 2,054,862
Niagara Mohawk Power Corp. ,
5.66%, 1/17/2054(a) 939,000 934,215
NRG Energy, Inc. ,
3.63%, 2/15/2031(a)(d) 490,000 422,849
3.88%, 2/15/2032(a) 35,000 29,993
Pacific Gas and Electric Co. ,
3.25%, 6/1/2031(d) 5,875,000 5,101,169

24 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
3.30%, 8/1/2040(d) 1,410,000 1,032,304
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a)(d) 270,000 250,124
49,081,616
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(d) 2,886,000 2,667,161
Entertainment 0.3%
Netflix, Inc. ,
5.88%, 11/15/2028(d) 1,862,000 1,935,601
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025 4,095,000 4,013,638
5,949,239
Financial Services 0.4%
Fiserv, Inc. ,
5.60%, 3/2/2033 1,244,000 1,268,280
Global Payments, Inc. ,
5.40%, 8/15/2032 1,723,000 1,708,795
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a) 1,410,000 1,111,957
Synchrony Bank ,
5.40%, 8/22/2025 2,951,000 2,924,055
7,013,087
Food Products 1.0%
Bimbo Bakeries USA, Inc. ,
6.40%, 1/15/2034(a) 3,871,000 4,149,306
5.38%, 1/9/2036(a) 449,000 445,463
J M Smucker Co. (The) ,
2.75%, 9/15/2041 4,817,000 3,261,591
6.50%, 11/15/2053(d) 1,041,000 1,156,015
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049(d) 5,265,000 4,764,416
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 4,285,000 4,302,110
18,078,901
Ground Transportation 0.3%
AerCap Global Aviation Trust ,
(CME Term SOFR 3
Month + 4.56%), 6.50%,
6/15/2045(a)(f) 229,000 227,438
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 1,418,000 1,143,221
XPO, Inc. ,
7.13%, 2/1/2032(a) 4,325,000 4,451,082
5,821,741
Health Care Providers & Services 0.6%
CVS Health Corp. ,
3.00%, 8/15/2026(d) 3,045,000 2,902,510
1.75%, 8/21/2030(d) 4,080,000 3,351,349
5.88%, 6/1/2053(d) 577,000 586,987
HCA, Inc. ,
7.69%, 6/15/2025 85,000 86,013
5.38%, 9/1/2026 690,000 689,839
3.13%, 3/15/2027 1,099,000 1,039,377
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc.,
5.63%, 9/1/2028 145,000 146,802
Tenet Healthcare Corp. ,
6.13%, 10/1/2028(d) 1,370,000 1,365,090
10,167,967
Health Care REITs 0.3%
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 6,099,627
Hotels, Restaurants & Leisure 1.8%
Caesars Entertainment, Inc. ,
8.13%, 7/1/2027(a) 770,000 788,604
7.00%, 2/15/2030(a) 1,648,000 1,691,647
6.50%, 2/15/2032(a) 305,000 307,686
Carnival Corp. ,
6.00%, 5/1/2029(a) 750,000 740,032
International Game
Technology plc ,
5.25%, 1/15/2029(a) 4,665,000 4,507,288
MGM China Holdings Ltd. ,
4.75%, 2/1/2027(a)(d) 2,089,000 1,990,009
NCL Corp. Ltd. ,
7.75%, 2/15/2029(a) 4,370,000 4,537,266
Royal Caribbean Cruises Ltd. ,
6.25%, 3/15/2032(a)(d) 4,491,000 4,526,749
Starbucks Corp. ,
2.55%, 11/15/2030(d) 5,610,000 4,861,877
Wynn Macau Ltd. ,
5.63%, 8/26/2028(a)(d) 8,198,000 7,770,276
5.63%, 8/26/2028(a) 1,950,000 1,848,260
33,569,694
Household Durables 0.3%
Whirlpool Corp. ,
5.75%, 3/1/2034 4,532,000 4,546,403
Independent Power and Renewable Electricity Producers
0.4%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(f) 2,889,000 2,818,509
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033 4,027,000 4,150,864
6,969,373
Industrial REITs 0.2%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031(d) 3,445,000 2,758,698
Insurance 1.5%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(e)(f) 8,200,000 6,712,651
American International Group,
Inc. ,
4.38%, 6/30/2050 4,738,000 4,110,389

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.13%, 12/15/2051(a)(d)(f) 5,514,000 4,977,774
Massachusetts Mutual Life
Insurance Co. ,
3.73%, 10/15/2070(a) 5,250,000 3,556,513
MetLife, Inc. ,
6.40%, 12/15/2036 7,586,000 7,767,783
27,125,110
Interactive Media & Services 0.2%
Meta Platforms, Inc. ,
4.45%, 8/15/2052(d) 4,840,000 4,302,005
IT Services 0.1%
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 1,054,000 965,546
Machinery 0.3%
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 5,709,000 5,515,406
Media 1.7%
Charter Communications
Operating LLC ,
2.80%, 4/1/2031 2,835,000 2,322,920
5.75%, 4/1/2048 2,009,000 1,691,788
4.80%, 3/1/2050(d) 1,720,000 1,273,164
3.70%, 4/1/2051 2,565,000 1,586,323
Comcast Corp. ,
2.35%, 1/15/2027(d) 7,820,000 7,314,936
3.30%, 2/1/2027(d) 2,740,000 2,628,964
Cox Communications, Inc. ,
4.80%, 2/1/2035(a)(d) 6,985,000 6,483,507
Paramount Global ,
4.20%, 5/19/2032(d) 3,702,000 3,075,448
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062(d)(f) 4,025,000 3,718,996
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a)(d) 139,000 141,608
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 440,000 403,691
30,641,345
Metals & Mining 0.3%
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a)(d) 4,520,000 4,579,666
Multi-Utilities 0.5%
DTE Energy Co. ,
Series F, 1.05%,
6/1/2025(d) 2,645,000 2,511,418
NiSource, Inc. ,
5.25%, 3/30/2028 485,000 488,334
5.35%, 4/1/2034(d) 2,130,000 2,118,462
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033 1,796,000 1,885,306
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031(d) 3,120,000 2,539,020
9,542,540
Oil, Gas & Consumable Fuels 7.0%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 492,908
Antero Midstream Partners LP ,
6.63%, 2/1/2032(a) 1,669,000 1,676,287
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(e)(f) 1,344,000 1,317,237
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(d) 795,000 756,638
3.25%, 1/31/2032 630,000 536,656
5.95%, 6/30/2033 874,000 893,554
CITGO Petroleum Corp. ,
7.00%, 6/15/2025(a)(d) 5,157,000 5,150,570
8.38%, 1/15/2029(a)(d) 269,000 282,622
Columbia Pipelines Holding
Co. LLC ,
6.06%, 8/15/2026(a) 689,000 696,529
Columbia Pipelines Operating
Co. LLC ,
6.54%, 11/15/2053(a) 1,524,000 1,651,138
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 5,408,000 5,071,306
DT Midstream, Inc. ,
4.13%, 6/15/2029(a)(d) 675,000 620,549
4.30%, 4/15/2032(a) 3,995,000 3,622,561
EIG Pearl Holdings Sarl ,
4.39%, 11/30/2046(a) 4,860,000 3,796,875
Enbridge, Inc. ,
5.70%, 3/8/2033(d) 3,776,000 3,867,205
6.70%, 11/15/2053 2,215,000 2,503,458
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 4,555,000 4,591,923
Energy Transfer LP ,
2.90%, 5/15/2025(d) 2,930,000 2,843,824
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 1,506,000 1,470,287
7.38%, 2/1/2031(a) 352,000 368,199
5.55%, 5/15/2034(d) 575,000 576,751
5.95%, 5/15/2054(d) 1,424,000 1,421,075
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 4,544,148
Series E, (CME Term SOFR
3 Month + 3.29%), 5.25%,
8/16/2077(f) 2,500,000 2,372,265

26 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Genesis Energy LP ,
6.25%, 5/15/2026(d) 330,000 327,918
Global Partners LP ,
6.88%, 1/15/2029 1,583,000 1,570,241
8.25%, 1/15/2032(a) 5,910,000 6,128,930
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a)(d) 642,000 621,241
5.50%, 10/15/2030(a) 1,825,000 1,768,324
Howard Midstream Energy
Partners LLC ,
6.75%, 1/15/2027(a) 1,239,000 1,236,182
8.88%, 7/15/2028(a)(d) 2,409,000 2,542,006
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 2,022,874
Korea National Oil Corp. ,
1.75%, 4/18/2025(a) 2,812,000 2,709,221
Marathon Oil Corp. ,
4.40%, 7/15/2027(d) 1,710,000 1,661,678
MPLX LP ,
4.90%, 4/15/2058 7,900,000 6,616,371
NGPL PipeCo LLC ,
7.77%, 12/15/2037(a) 3,413,000 3,802,684
Occidental Petroleum Corp. ,
6.45%, 9/15/2036(d) 4,155,000 4,430,331
ONEOK, Inc. ,
3.25%, 6/1/2030(d) 2,270,000 2,051,870
5.80%, 11/1/2030 1,209,000 1,245,491
6.10%, 11/15/2032 1,246,000 1,305,426
6.63%, 9/1/2053 5,383,000 5,932,618
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(g) 322,820 29,215
Reg. S, 6.00%,
11/15/2026(g) 830,693 76,500
Reg. S, 5.38%,
4/12/2027(g) 789,800 71,154
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 2,955,000 2,326,580
Petroleos Mexicanos ,
6.88%, 10/16/2025 97,000 95,744
5.95%, 1/28/2031 435,000 348,872
6.70%, 2/16/2032 759,000 631,217
Phillips 66 ,
1.30%, 2/15/2026(d) 2,420,000 2,251,460
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031(d) 4,695,000 3,950,092
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 829,166
Targa Resources Partners LP ,
5.50%, 3/1/2030 7,766,000 7,727,762
4.88%, 2/1/2031(d) 1,266,000 1,211,925
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031(d) 10,000,000 8,520,218
3.50%, 10/15/2051(d) 2,000,000 1,421,310
126,589,186
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 201,008
Corporate Bonds
Principal
Amount ($) Value ($)
Paper & Forest Products
Suzano Austria GmbH,
Series DM3N, 3.13%,
1/15/2032(d) 5,750,000 4,776,724
4,977,732
Passenger Airlines 0.4%
Air Canada ,
3.88%, 8/15/2026(a) 255,000 243,377
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 603,750 599,638
5.75%, 4/20/2029(a)(d) 500,000 491,478
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 1,250,000 1,208,423
4.63%, 4/15/2029(a)(d) 4,641,000 4,316,131
6,859,047
Pharmaceuticals 0.3%
Bayer US Finance LLC ,
6.50%, 11/21/2033(a) 2,206,000 2,244,623
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029(d) 841,000 808,185
Viatris, Inc. ,
4.00%, 6/22/2050 4,135,000 2,848,682
5,901,490
Retail REITs 0.2%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025(d) 1,524,000 1,497,819
Kite Realty Group LP ,
4.00%, 10/1/2026 1,256,000 1,195,307
5.50%, 3/1/2034 433,000 430,267
3,123,393
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc. ,
3.42%, 4/15/2033(a)(d) 4,411,000 3,823,894
3.47%, 4/15/2034(a) 9,110,000 7,806,442
3.14%, 11/15/2035(a)(d) 694,000 560,683
3.19%, 11/15/2036(a) 9,155,000 7,286,023
Intel Corp. ,
5.20%, 2/10/2033 588,000 596,154
5.70%, 2/10/2053 388,000 401,085
Micron Technology, Inc. ,
2.70%, 4/15/2032 1,124,000 938,342
NXP BV ,
3.25%, 11/30/2051 5,000,000 3,407,202
24,819,825
Software 0.5%
Oracle Corp. ,
4.00%, 7/15/2046 2,510,000 1,977,299
3.60%, 4/1/2050 3,585,000 2,590,076
3.95%, 3/25/2051 1,505,000 1,146,713
5.55%, 2/6/2053(d) 768,000 751,284
VMware LLC ,
2.20%, 8/15/2031(d) 2,540,000 2,067,015
8,532,387
Specialized REITs 0.4%
Crown Castle, Inc. ,
2.10%, 4/1/2031(d) 1,655,000 1,339,645

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
EPR Properties ,
4.50%, 4/1/2025 3,497,000 3,444,378
4.50%, 6/1/2027 385,000 366,272
4.95%, 4/15/2028 340,000 323,546
3.75%, 8/15/2029(d) 140,000 123,638
Extra Space Storage LP ,
5.70%, 4/1/2028 1,213,000 1,234,745
2.35%, 3/15/2032 1,535,000 1,228,181
8,060,405
Technology Hardware, Storage & Peripherals 0.2%
Dell International LLC ,
6.02%, 6/15/2026 670,000 678,563
8.10%, 7/15/2036(d) 1,296,000 1,566,657
8.35%, 7/15/2046 257,000 332,424
3.45%, 12/15/2051 2,421,000 1,703,559
4,281,203
Tobacco 0.9%
Altria Group, Inc. ,
4.25%, 8/9/2042(d) 2,457,000 2,013,444
BAT Capital Corp. ,
2.26%, 3/25/2028 4,275,000 3,805,549
6.34%, 8/2/2030 1,940,000 2,021,426
7.08%, 8/2/2053 699,000 753,556
BAT International Finance plc ,
1.67%, 3/25/2026(d) 3,036,000 2,825,787
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 871,000 897,017
2.10%, 5/1/2030 5,645,000 4,796,255
17,113,034
Trading Companies & Distributors 0.5%
United Rentals North America,
Inc. ,
6.13%, 3/15/2034(a) 9,065,000 9,076,268
Transportation Infrastructure 0.4%
Adani Ports & Special
Economic Zone Ltd. ,
3.38%, 7/24/2024(a) 7,915,000 7,822,900
Wireless Telecommunication Services 0.9%
Sprint LLC ,
7.13%, 6/15/2024 355,000 355,608
7.63%, 3/1/2026 315,000 325,439
T-Mobile USA, Inc. ,
2.05%, 2/15/2028(d) 2,985,000 2,674,585
2.63%, 2/15/2029 215,000 192,405
2.40%, 3/15/2029(d) 2,561,000 2,269,327
3.88%, 4/15/2030 5,240,000 4,908,740
2.55%, 2/15/2031(d) 2,990,000 2,546,935
2.88%, 2/15/2031(d) 550,000 477,647
4.38%, 4/15/2040(d) 2,975,000 2,649,663
16,400,349
Total Corporate Bonds
(cost $975,160,954)
887,003,832
Foreign Government Securities 1.9%
Principal
Amount ($) Value ($)
COLOMBIA 0.2%
Republic of Colombia,
8.75%, 11/14/2053 3,280,000 3,558,756
ECUADOR 0.0%
†
Republic of Ecuador,
0.00%, 7/31/2030(a) 97,034 47,807
6.00%, 7/31/2030(a)(c) 396,900 268,657
Reg. S, 6.00%,
7/31/2030(c) 310,000 209,835
3.50%, 7/31/2035(a)(c) 750,130 393,777
2.50%, 7/31/2040(a)(c) 476,700 231,104
1,151,180
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 1,220,000 1,307,169
ISRAEL 0.2%
State of Israel Government
Bond,
5.75%, 3/12/2054 3,479,000 3,330,168
PERU 0.8%
Bonos de la Tesoreria,
Reg. S, 7.30%,
8/12/2033(a) PEN 53,220,000 14,363,353
POLAND 0.4%
Republic of Poland,
5.50%, 3/18/2054 6,954,000 6,899,202
SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia,
5.50%, 10/25/2032(a) 3,676,000 3,805,469
VENEZUELA 0.0%
†
Bolivarian Republic of
Venezuela,
Reg. S, 8.25%,
10/13/2024(g) 542,900 76,279
Total Foreign Government Securities
(cost $34,586,073)
34,491,576
Mortgage-Backed Securities 26.6%
FHLMC Gold Pool
Pool# C03795
3.50%, 4/1/2042 384,511 354,397
Pool# Q08997
3.50%, 6/1/2042 228,512 210,735
Pool# Q19480
4.00%, 6/1/2043 717,142 680,312
Pool# V80509
4.00%, 10/1/2043 99,702 94,583
Pool# Q29697
3.50%, 11/1/2044 289,171 265,137
Pool# G07961
3.50%, 3/1/2045 232,027 212,596
Pool# V82196
4.50%, 1/1/2046 119,937 117,179

28 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61281
3.50%, 1/1/2048 635,738 580,371
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 8,490,814 7,582,183
Pool# QA7325
3.00%, 2/1/2050 1,064,305 927,620
Pool# QA6750
3.00%, 2/1/2050 102,159 89,253
Pool# QA8311
3.00%, 3/1/2050 889,140 781,586
Pool# RA2650
3.00%, 5/1/2050 891,772 779,108
Pool# QB4785
2.50%, 10/1/2050 1,626,161 1,353,841
Pool# SD0612
2.50%, 11/1/2050 10,276,529 8,700,975
Pool# SD7535
2.50%, 2/1/2051 6,201,664 5,225,003
Pool# QB9401
2.00%, 3/1/2051 1,966,621 1,585,570
Pool# QC2992
2.50%, 6/1/2051 18,861,465 15,647,608
Pool# RA5910
3.50%, 9/1/2051 7,423,583 6,668,168
Pool# SD1607
2.50%, 3/1/2052 10,995,633 9,277,566
Pool# QE3991
4.00%, 5/1/2052 8,517,693 7,898,019
Pool# RA7557
4.50%, 6/1/2052 17,162,488 16,341,767
Pool# RA7556
4.50%, 6/1/2052 12,716,362 12,108,255
Pool# SD1440
3.50%, 7/1/2052 5,839,523 5,245,813
Pool# SD1716
5.00%, 9/1/2052 9,211,809 9,153,949
Pool# SD1686
5.50%, 9/1/2052 8,362,760 8,462,775
Pool# SD1853
5.50%, 11/1/2052 4,036,768 4,094,766
Pool# SD4084
5.50%, 10/1/2053 9,183,076 9,230,899
Pool# RA9992
6.00%, 10/1/2053 15,219,330 15,573,573
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 8,551,460 7,633,392
Pool# CA9439
2.50%, 3/1/2036 16,811,356 15,414,858
Pool# CB3424
3.00%, 5/1/2037 7,284,286 6,830,271
Pool# FS4267
4.50%, 3/1/2038 2,589,715 2,570,885
Pool# AH9471
4.50%, 4/1/2041 264,499 259,402
Pool# AH4038
4.50%, 4/1/2041 175,041 171,663
Pool# AI3506
4.50%, 6/1/2041 8,763 8,594
Pool# FS3014
5.00%, 10/1/2042 12,569,384 12,465,000
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL2866
3.50%, 11/1/2042 4,853,050 4,465,684
Pool# AQ9328
3.50%, 1/1/2043 82,392 75,807
Pool# AB9046
3.50%, 4/1/2043 490,042 450,267
Pool# AT2021
3.50%, 4/1/2043 333,228 306,629
Pool# AB9864
3.50%, 7/1/2043 176,263 161,882
Pool# AS0212
3.50%, 8/1/2043 782,222 717,429
Pool# AS0210
3.50%, 8/1/2043 473,019 434,329
Pool# AU3742
3.50%, 8/1/2043 266,602 244,962
Pool# AU6857
4.00%, 9/1/2043 265,346 253,150
Pool# AU4386
4.00%, 10/1/2043 78,588 74,461
Pool# AS1559
4.00%, 1/1/2044 495,284 469,259
Pool# AW2478
4.50%, 6/1/2044 84,129 82,089
Pool# AL6432
4.00%, 1/1/2045 484,854 459,360
Pool# AS5175
3.50%, 6/1/2045 458,088 418,815
Pool# AS6464
3.50%, 1/1/2046 411,760 376,570
Pool# MA3305
3.50%, 3/1/2048 4,061,193 3,703,069
Pool# BO8947
3.00%, 1/1/2050 612,093 534,091
Pool# FM4334
3.00%, 4/1/2050 1,339,155 1,167,388
Pool# FS2253
3.50%, 4/1/2050 6,817,448 6,195,002
Pool# CA5689
3.00%, 5/1/2050 1,919,033 1,684,910
Pool# BP9581
2.50%, 8/1/2050 1,236,780 1,039,959
Pool# FM5316
2.00%, 12/1/2050 1,453,247 1,159,889
Pool# FS2008
3.00%, 1/1/2051 12,464,587 10,748,431
Pool# FM7599
3.50%, 1/1/2051 7,694,557 6,967,433
Pool# CA8817
2.00%, 2/1/2051 3,314,942 2,638,914
Pool# BR4515
2.00%, 2/1/2051 2,213,851 1,770,976
Pool# BR4029
2.00%, 2/1/2051 1,980,729 1,591,420
Pool# BR4051
2.00%, 2/1/2051 1,534,301 1,232,391
Pool# BR2667
2.00%, 2/1/2051 1,391,222 1,122,044
Pool# BR7795
2.50%, 4/1/2051 2,839,857 2,359,463
Pool# FM7151
2.00%, 5/1/2051 837,227 670,023

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM7189
2.50%, 5/1/2051 2,677,241 2,243,277
Pool# FS3080
3.00%, 5/1/2051 8,921,586 7,837,488
Pool# FM7398
2.50%, 6/1/2051 13,801,085 11,683,095
Pool# FM7738
2.50%, 6/1/2051 1,980,107 1,650,484
Pool# BT0417
2.50%, 6/1/2051 1,231,083 1,022,059
Pool# FM9134
3.00%, 6/1/2051 13,510,831 12,003,149
Pool# BT1339
2.50%, 7/1/2051 2,195,743 1,822,464
Pool# FM8178
2.50%, 7/1/2051 1,430,590 1,187,100
Pool# CB1038
2.50%, 7/1/2051 1,242,507 1,035,899
Pool# FS3391
2.50%, 8/1/2051 5,533,764 4,660,487
Pool# FP0012
3.00%, 8/1/2051 3,652,748 3,204,365
Pool# FM9563
3.00%, 10/1/2051 13,473,057 11,681,276
Pool# FS3537
2.50%, 4/1/2052 7,872,221 6,664,968
Pool# FS1380
3.50%, 4/1/2052 7,584,578 6,876,763
Pool# CB3674
3.50%, 5/1/2052 9,193,956 8,233,153
Pool# CB3678
4.00%, 5/1/2052 8,770,793 8,144,025
Pool# MA4644
4.00%, 5/1/2052 8,437,619 7,826,349
Pool# FS1855
4.00%, 5/1/2052 7,646,151 7,149,680
Pool# FS1804
4.00%, 5/1/2052 6,906,694 6,464,403
Pool# FS2074
3.00%, 6/1/2052 5,256,656 4,611,463
Pool# MA4625
3.50%, 6/1/2052 8,901,436 7,971,143
Pool# CB3851
4.00%, 6/1/2052 4,660,620 4,376,304
Pool# FS2513
4.00%, 7/1/2052 12,406,356 11,560,416
Pool# FS2323
4.00%, 7/1/2052 5,979,921 5,557,814
Pool# FS2293
4.50%, 7/1/2052 16,348,422 15,730,625
Pool# FS2257
4.50%, 7/1/2052 3,184,295 3,062,157
Pool# CB4037
5.00%, 7/1/2052 8,281,698 8,081,751
Pool# FS2790
5.00%, 9/1/2052 12,209,983 12,011,689
Pool# FS3210
5.00%, 9/1/2052 5,735,983 5,630,863
Pool# FS3220
5.50%, 11/1/2052 8,288,111 8,259,983
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 417,836 388,222
Pool# MA0783
3.50%, 2/20/2043 512,193 475,943
Pool# MA2892
3.50%, 6/20/2045 25,472 23,554
Pool# MA3663
3.50%, 5/20/2046 297,464 274,867
Pool# MA3803
3.50%, 7/20/2046 140,639 129,926
Pool# MA4262
3.50%, 2/20/2047 11,941 11,019
Pool# MA4510
3.50%, 6/20/2047 451,467 416,631
Pool# MA4586
3.50%, 7/20/2047 306,518 282,959
Pool# MA4837
3.50%, 11/20/2047 531,139 488,702
Pool# MA4962
3.50%, 1/20/2048 311,573 286,605
Pool# MA6542
3.50%, 3/20/2050 340,370 312,729
Pool# BT6867
3.00%, 5/20/2050 3,282,418 2,885,813
Pool# MA6994
2.00%, 11/20/2050 9,906,689 8,116,647
Pool# MA7590
3.00%, 9/20/2051 10,655,003 9,405,428
Pool# MA7705
2.50%, 11/20/2051 14,815,288 12,624,667
Total Mortgage-Backed Securities
(cost $514,342,434)
482,542,172
Municipal Bonds 0.4%
California 0.2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,673,021
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,802,623
Total Municipal Bonds
(cost $8,215,386)
6,475,644
U.S. Treasury Obligations 10.6%
U.S. Treasury Bonds
2.25%, 5/15/2041 20,013,000 14,786,167
1.75%, 8/15/2041 34,057,900 22,983,761
4.75%, 11/15/2043 11,147,000 11,563,271
4.50%, 2/15/2044 (d) 6,643,000 6,679,329
3.13%, 8/15/2044 25,177,900 20,620,307
1.25%, 5/15/2050 7,740,800 3,958,996
4.75%, 11/15/2053 13,534,900 14,448,505
U.S. Treasury Notes
2.00%, 2/15/2025 5,700,000 5,548,482
4.88%, 11/30/2025 12,964,000 12,982,737
4.63%, 2/28/2026 (d) 1,800,000 1,798,523

30 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.63%, 9/15/2026 6,500,000 6,514,219
0.88%, 9/30/2026 66,889,000 61,216,499
4.00%, 1/15/2027 2,509,900 2,479,899
2.50%, 3/31/2027 120,000 113,616
4.00%, 1/31/2029 (d) 365,000 361,236
4.25%, 2/28/2029 (d) 3,883,000 3,888,157
4.00%, 1/31/2031 2,524,000 2,490,873
Total U.S. Treasury Obligations
(cost $220,663,584)
192,434,577
Repurchase Agreements 1.9%
Bank of America NA
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $3,001,777,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 4.00%, maturing
4/1/2042 - 8/1/2045; total
market value $3,060,000.
(h) 3,000,000 3,000,000
BofA Securities, Inc.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $1,000,593,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 6.04%, maturing
2/25/2028 - 10/20/2069;
total market value
$1,020,000. (h) 1,000,000 1,000,000
Cantor Fitzgerald & Co.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $8,703,574,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$8,872,391. (h) 8,698,422 8,698,422
MetLife, Inc.
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $10,005,900,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046;
total market value
$10,207,094. (h) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $10,005,923,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $10,200,003. (h) 10,000,000 10,000,000
Santander US Capital
Markets
5.34%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,001,187,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069;
total market value
$2,040,303. (h) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $34,698,422)
34,698,422
Total Investments
(cost $2,000,659,143) — 101.4%
1,842,306,430
Liabilities in excess of other
assets — (1.4)% (25,338,863)
NET ASSETS — 100.0%
$ 1,816,967,567

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 31
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $463,693,426 which represents 25.52% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2024.
(d) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $90,504,489, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $34,698,422 and by $58,352,574 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.63%, and maturity
dates ranging from 4/11/2024 – 2/15/2054, a total value of
$93,050,996.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2024. The
maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2024.
(g) Security in default.
(h) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of March 31,
2024 was $34,698,422.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
PEN Peru Nuevo Sol
USD United States Dollar

32 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Forward Foreign Currency Contracts outstanding as of March 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 7,899,387 EUR 7,240,000 Barclays Bank plc 4/9/2024 86,384
USD 5,159,175 EUR 4,747,000 JPMorgan Chase Bank NA 4/9/2024 36,479
USD 130,783 GBP 103,000 Barclays Bank plc 4/9/2024 777
USD 14,595,822 PEN 54,295,000 Barclays Bank plc
**
5/14/2024 12,231
Total unrealized appreciation 135,871
EUR 130,000 USD 142,293 Barclays Bank plc 4/9/2024 (2,005)
GBP 102,000 USD 130,489 Barclays Bank plc 4/9/2024 (1,745)
Total unrealized depreciation (3,750)
Net unrealized appreciation 132,121
Currency:
EUR Euro
GBP British pound
PEN Peruvian nuevo sol
USD United States dollar

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 33
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 210 6/2024 USD 42,941,719 (50,637)
U.S. Treasury 5 Year Note 2,818 6/2024 USD 301,570,031 33,755
U.S. Treasury 10 Year Ultra Note 623 6/2024 USD 71,401,641 (651,264)
U.S. Treasury Long Bond 438 6/2024 USD 52,751,625 555,996
Total long contracts (112,150)
Short Contracts
Canada 10 Year Bond (269) 6/2024 CAD (23,898,313) (187,887)
Euro-Bobl (59) 6/2024 EUR (7,526,867) (6,718)
Euro-Bund (30) 6/2024 EUR (4,316,910) (43,305)
Japan 10 Year Bond (51) 6/2024 JPY (49,147,047) (179,270)
U.S. Treasury 10 Year Note (264) 6/2024 USD (29,250,375) (37,828)
U.S. Treasury Ultra Bond (345) 6/2024 USD (44,505,000) (645,065)
Total short contracts (1,100,073)
Net contracts (1,212,223)
As of March 31, 2024, the Fund had $7,159,269 segregated as collateral with the broker for open futures contracts.
Currency:
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD United States Dollar

34 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 160,854,979 $ – $ 160,854,979
Collateralized Mortgage Obligations – 29,825,060 – 29,825,060
Commercial Mortgage-Backed Securities – 13,980,168 – 13,980,168
Corporate Bonds – 887,003,832 – 887,003,832
Foreign Government Securities – 34,491,576 – 34,491,576
Forward Foreign Currency Contracts – 135,871 – 135,871
Futures Contracts 589,751 – – 589,751
Mortgage-Backed Securities – 482,542,172 – 482,542,172
Municipal Bonds – 6,475,644 – 6,475,644

NVIT BNY Mellon Core Plus Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 35
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 34,698,422 $ – $ 34,698,422
U.S. Treasury Obligations – 192,434,577 – 192,434,577
Total Assets $ 589,751 $ 1,842,442,301 $ – $ 1,843,032,052
Liabilities:
Forward Foreign Currency Contracts $ – $ (3,750) $ – $ (3,750)
Futures Contracts (1,801,974) – – (1,801,974)
Total Liabilities $ (1,801,974) $ (3,750) $ – $ (1,805,724)
Total $ (1,212,223) $ 1,842,438,551 $ – $ 1,841,226,328

36 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 135,871
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 589,751
Total $ 725,622
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (3,750)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (1,801,974)
Total $ (1,805,724)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Core Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 37
.
Asset-Backed Securities 4.6%
Principal
Amount ($) Value ($)
Airlines 0.6%
British Airways Pass-Through
Trust
Series 2013-1, Class A,
4.63%, 6/20/2024(a) 1,137,315 1,134,605
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 3,610,118 3,290,692
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 6,169,400 6,148,546
10,573,843
Automobiles 0.7%
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 6,000,000 5,978,132
Tesla Auto Lease Trust, Series
2024-A, Class A2A, 5.37%,
6/22/2026(a) 1,000,000 999,248
Westlake Automobile
Receivables Trust, Series
2023-1A, Class A3, 5.21%,
1/18/2028(a) 4,088,000 4,074,885
11,052,265
Credit Card 1.3%
American Express Credit
Account Master Trust,
Series 2022-3, Class A,
3.75%, 8/15/2027 3,500,000 3,432,545
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 2,912,000 2,898,460
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 4,000,000 3,949,869
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 8,500,000 8,543,324
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 4,000,000 3,943,114
22,767,312
Home Equity 0.0%
†
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.69%, 1/25/2036(b) 276,932 272,352
RASC Trust, Series 2005-
KS12, Class M2, 6.13%,
1/25/2036(b) 255,876 255,242
527,594
Other 2.0%
CVS Pass-Through Trust
6.04%, 12/10/2028 3,031,350 3,060,976
6.94%, 1/10/2030 6,066,318 6,213,905
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 629,945 533,341
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 202,590 200,640
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,756,427 1,560,065
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 3,422,737 2,889,443
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 1,265,773 1,089,309
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052(a) 315,225 285,097
Series 2021-1A, Class A,
2.66%, 10/15/2056(a) 5,521,687 4,531,145
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 1,420,287 1,295,453
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 488,862 455,296
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 602,688 558,975
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 2,356,988 2,154,303
Tricon American Homes Trust,
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,539,401 7,146,590
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2029(a) 1,575,000 1,514,628
33,489,166
Total Asset-Backed Securities
(cost $81,431,127)
78,410,180
Collateralized Mortgage Obligations 0.9%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 709,410 670,110
AREIT Trust, Series 2022-
CRE6, Class A, 6.57%,
1/20/2037(a)(b) 2,056,372 2,033,243
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 598,489 539,718
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 4,001,104 3,603,316
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 236,320 227,621
FNMA REMICS, Series
2007-6, Class PA, 5.50%,
2/25/2037 31,266 31,698

38 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Core Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
New Residential Mortgage
Loan Trust, Series 2014-
2A, Class A3, 3.75%,
5/25/2054(a)(b) 441,090 411,735
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 2,723,000 2,282,453
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 2,723,000 2,242,256
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 1,839,000 1,497,188
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 830,149 768,909
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 624,190 584,268
Total Collateralized Mortgage Obligations
(cost $16,868,611)
14,892,515
Commercial Mortgage-Backed Securities 1.1%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 1,400,000 1,325,721
BB-UBS Trust, Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,697,905
BXP Trust, Series 2017-
GM, Class B, 3.42%,
6/13/2039(a)(b) 3,900,000 3,579,791
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 7,902,801
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 771,250
Total Commercial Mortgage-Backed
Securities
(cost $22,028,244) 18,277,468
Corporate Bonds 32.1%
Aerospace & Defense 0.7%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 4,775,000 4,123,964
3.25%, 2/1/2035(d) 3,500,000 2,754,086
3.55%, 3/1/2038 1,060,000 806,441
RTX Corp. ,
5.15%, 2/27/2033(d) 3,350,000 3,356,372
4.15%, 5/15/2045(d) 2,000,000 1,659,954
12,700,817
Automobile Components 0.2%
Icahn Enterprises LP ,
6.38%, 12/15/2025(d) 2,925,000 2,901,305
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles 0.6%
Hyundai Capital America ,
2.38%, 10/15/2027(a)(d) 5,080,000 4,605,532
1.80%, 1/10/2028(a) 672,000 591,863
5.80%, 4/1/2030(a) 2,500,000 2,556,568
6.38%, 4/8/2030(a)(d) 1,730,000 1,817,503
9,571,466
Banks 5.9%
Bank of America Corp. ,
(SOFR + 1.33%), 3.38%,
4/2/2026(e) 5,000,000 4,890,340
4.25%, 10/22/2026 3,000,000 2,933,566
Series L, 4.18%,
11/25/2027(d) 4,000,000 3,882,717
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d)(e) 2,340,000 2,217,485
(SOFR + 1.53%), 1.90%,
7/23/2031(d)(e) 2,500,000 2,051,841
(SOFR + 1.21%), 2.57%,
10/20/2032(d)(e) 1,150,000 954,067
(SOFR + 1.91%), 5.29%,
4/25/2034(d)(e) 2,500,000 2,492,399
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 6,250,000 5,106,069
BPCE SA ,
4.63%, 7/11/2024(a) 3,000,000 2,983,681
4.50%, 3/15/2025(a) 5,500,000 5,418,862
(SOFR + 1.52%), 1.65%,
10/6/2026(a)(d)(e) 900,000 844,978
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(d)(e) 5,250,000 4,302,330
Citigroup, Inc. ,
(SOFR + 1.53%), 3.29%,
3/17/2026(e) 7,000,000 6,840,942
(SOFR + 3.91%), 4.41%,
3/31/2031(d)(e) 3,250,000 3,097,768
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 3,650,000 3,260,344
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(d) 3,200,000 2,451,815
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 4,000,000 3,535,033
Fifth Third Bank NA ,
(United States SOFR
Compounded Index
+ 1.23%), 5.85%,
10/27/2025(d)(e) 2,550,000 2,547,951
Huntington National Bank
(The) ,
5.65%, 1/10/2030 2,000,000 2,011,165
JPMorgan Chase & Co. ,
(SOFR + 1.85%), 2.08%,
4/22/2026(d)(e) 8,500,000 8,190,279
(CME Term SOFR 3
Month + 1.11%), 1.76%,
11/19/2031(d)(e) 1,600,000 1,296,082

NVIT Core Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 2.08%), 4.91%,
7/25/2033(d)(e) 1,125,000 1,101,538
(SOFR + 2.58%), 5.72%,
9/14/2033(d)(e) 2,075,000 2,116,420
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(e) 3,724,000 3,607,447
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(e) 1,800,000 1,676,406
(SOFR + 1.85%), 5.12%,
1/26/2034(e) 2,500,000 2,406,319
US Bancorp ,
(SOFR + 1.88%), 6.79%,
10/26/2027(d)(e) 2,550,000 2,640,574
(SOFR + 1.86%), 5.68%,
1/23/2035(e) 1,800,000 1,817,513
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.95%),
2.49%, 11/3/2036(e) 500,000 393,377
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.09%), 2.41%,
10/30/2025(d)(e) 1,000,000 980,951
3.00%, 4/22/2026(d) 5,000,000 4,781,705
(SOFR + 1.50%), 3.35%,
3/2/2033(d)(e) 3,000,000 2,602,883
(SOFR + 2.10%), 4.90%,
7/25/2033(e) 1,500,000 1,445,486
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d)(e) 4,750,000 3,901,809
100,782,142
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 1,000,000 950,310
Anheuser-Busch InBev
Finance, Inc. ,
4.90%, 2/1/2046(d) 1,700,000 1,596,421
Anheuser-Busch InBev
Worldwide, Inc. ,
4.90%, 1/23/2031(d) 2,500,000 2,529,559
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 1,500,000 1,508,049
5.30%, 5/15/2048(a) 825,000 775,866
PepsiCo, Inc. ,
3.90%, 7/18/2032(d) 825,000 782,135
8,142,340
Biotechnology 0.6%
Amgen, Inc. ,
4.05%, 8/18/2029(d) 1,675,000 1,609,983
5.65%, 3/2/2053 2,500,000 2,547,387
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
CSL Finance plc ,
4.25%, 4/27/2032(a) 7,000,000 6,661,157
10,818,527
Broadline Retail 0.2%
Amazon.com, Inc. ,
4.70%, 12/1/2032 4,175,000 4,191,002
Capital Markets 2.5%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030(d) 5,500,000 5,251,293
FMR LLC ,
6.50%, 12/14/2040(a)(d) 2,000,000 2,143,273
5.15%, 2/1/2043(a)(d) 1,000,000 931,780
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 500,000 490,534
(SOFR + 0.80%), 1.43%,
3/9/2027(e) 5,250,000 4,861,969
(SOFR + 0.82%), 1.54%,
9/10/2027(e) 750,000 685,318
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(d)(e) 5,000,000 4,750,530
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 2,400,000 2,302,558
S&P Global, Inc. ,
2.90%, 3/1/2032 7,000,000 6,100,353
UBS Group AG ,
4.13%, 9/24/2025(a) 5,000,000 4,897,230
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d)(e) 10,000,000 9,798,588
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(e) 1,250,000 1,063,211
43,276,637
Chemicals 0.3%
Syensqo SA ,
3.95%, 5/1/2025 5,750,000 5,619,545
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
5.40%, 4/15/2034 4,265,000 4,256,574
Consumer Finance 0.5%
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025(d) 9,500,000 9,212,790
Consumer Staples Distribution & Retail 0.3%
Walmart, Inc. ,
4.15%, 9/9/2032 5,000,000 4,869,335
4.50%, 4/15/2053(d) 400,000 369,758
5,239,093
Containers & Packaging 0.1%
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,350,000 2,152,500
Diversified REITs 0.2%
VICI Properties LP ,
4.63%, 6/15/2025(a) 1,500,000 1,476,996

40 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
WP Carey, Inc. ,
2.45%, 2/1/2032 1,615,000 1,299,174
2,776,170
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
5.40%, 2/15/2034(d) 1,500,000 1,519,677
3.65%, 6/1/2051(d) 3,945,000 2,896,169
Verizon Communications, Inc. ,
2.55%, 3/21/2031(d) 1,712,000 1,462,598
4.00%, 3/22/2050 2,595,000 2,097,682
7,976,126
Electric Utilities 5.2%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a)(d) 9,525,000 9,122,566
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025(d) 3,750,000 3,757,673
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 1,175,000 1,102,024
Series Z, 3.70%, 5/1/2050 2,555,000 1,816,322
DTE Electric Co. ,
5.20%, 4/1/2033(d) 6,175,000 6,257,427
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 4,385,000 4,433,100
Entergy Arkansas LLC ,
4.00%, 6/1/2028 3,750,000 3,608,829
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033(d) 2,000,000 2,098,009
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,775,308
Evergy , Inc. ,
2.90%, 9/15/2029(d) 3,505,000 3,130,707
Exelon Corp. ,
4.05%, 4/15/2030 695,000 655,441
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 13,750,000 12,900,497
FirstEnergy Pennsylvania
Electric Co. ,
4.30%, 1/15/2029(a)(d) 6,000,000 5,788,795
Georgia Power Co. ,
4.70%, 5/15/2032(d) 4,750,000 4,640,703
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a)(d) 2,000,000 1,954,131
2.75%, 3/1/2032(a) 2,670,000 2,218,530
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033(d) 3,675,000 3,753,379
Louisville Gas and Electric
Co. ,
Series LOU, 5.45%,
4/15/2033 2,000,000 2,039,635
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 765,000 767,910
NextEra Energy Operating
Partners LP ,
4.25%, 7/15/2024(a)(d) 2,310,000 2,289,655
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031(d) 1,235,000 1,026,999
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030(d) 472,000 445,548
Southern California Edison
Co. ,
5.85%, 11/1/2027 2,100,000 2,155,799
Southern Co. (The) ,
4.40%, 7/1/2046(d) 2,500,000 2,153,181
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a)(d) 1,200,000 1,181,463
3.70%, 1/30/2027(a) 6,000,000 5,700,747
4.30%, 7/15/2029(a) 1,403,000 1,315,806
89,090,184
Energy Equipment & Services 0.2%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a)(d) 4,389,000 4,230,636
Entertainment 0.3%
Walt Disney Co. (The) ,
2.65%, 1/13/2031(d) 3,000,000 2,641,112
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(d) 2,550,000 2,277,759
4,918,871
Financial Services 0.1%
Global Payments, Inc. ,
2.65%, 2/15/2025(d) 1,500,000 1,461,314
Food Products 0.9%
Cargill, Inc. ,
5.13%, 10/11/2032(a)(d) 5,000,000 5,027,967
4.38%, 4/22/2052(a) 650,000 568,710
J M Smucker Co. (The) ,
6.50%, 11/15/2043(d) 3,250,000 3,526,089
JBS USA LUX SA ,
3.63%, 1/15/2032(d) 641,000 548,462
5.75%, 4/1/2033(d) 4,859,000 4,786,950
14,458,178
Ground Transportation 0.8%
Ashtead Capital, Inc. ,
4.38%, 8/15/2027(a) 2,500,000 2,398,190
4.00%, 5/1/2028(a) 6,500,000 6,105,852
4.25%, 11/1/2029(a) 1,730,000 1,612,839
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a)(d) 3,000,000 3,011,413
13,128,294
Health Care Equipment & Supplies 0.3%
GE HealthCare Technologies,
Inc. ,
5.86%, 3/15/2030 5,000,000 5,204,693
Health Care Providers & Services 0.9%
CVS Health Corp. ,
5.00%, 2/20/2026(d) 8,000,000 7,972,065
Dignity Health ,
3.81%, 11/1/2024 4,000,000 3,936,581
HCA, Inc. ,
5.25%, 4/15/2025 1,500,000 1,493,737
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030(d) 3,050,000 2,592,152
15,994,535

NVIT Core Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs 0.1%
Healthpeak OP LLC ,
3.25%, 7/15/2026(d) 1,025,000 980,519
Welltower OP LLC ,
4.00%, 6/1/2025(d) 1,000,000 983,015
1,963,534
Household Durables 0.1%
Newell Brands, Inc. ,
4.88%, 6/1/2025 2,500,000 2,463,030
Independent Power and Renewable Electricity Producers
0.2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a)(d) 1,770,000 1,871,422
Calpine Corp. ,
5.25%, 6/1/2026(a)(d) 1,200,000 1,187,579
3,059,001
Industrial Conglomerates 0.1%
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 1,207,000 1,170,385
Industrial REITs 0.3%
LXP Industrial Trust ,
6.75%, 11/15/2028(d) 5,100,000 5,316,225
Insurance 0.6%
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 2,875,000 3,036,710
MassMutual Global Funding II ,
1.55%, 10/9/2030(a) 2,000,000 1,616,446
New York Life Global Funding ,
4.55%, 1/28/2033(a)(d) 5,750,000 5,546,857
10,200,013
IT Services 0.2%
International Business
Machines Corp. ,
4.40%, 7/27/2032(d) 4,150,000 3,989,802
Machinery 0.1%
Daimler Truck Finance North
America LLC ,
3.50%, 4/7/2025(a) 1,500,000 1,469,140
Media 0.4%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 1,450,000 1,221,051
3.70%, 4/1/2051 600,000 371,070
Comcast Corp. ,
2.65%, 2/1/2030(d) 3,905,000 3,472,978
2.94%, 11/1/2056 3,432,000 2,160,809
7,225,908
Metals & Mining 0.0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 397,519
Multi-Utilities 0.3%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,210,185
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025(d) 2,825,000 2,752,612
3.25%, 6/15/2026(d) 1,250,000 1,196,556
5,159,353
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. ,
3.45%, 4/30/2025 1,650,000 1,615,420
Oil, Gas & Consumable Fuels 3.2%
Aker BP ASA ,
2.00%, 7/15/2026(a)(d) 7,500,000 6,931,122
Antero Midstream Partners LP ,
7.88%, 5/15/2026(a)(d) 900,000 918,821
Boardwalk Pipelines LP ,
5.95%, 6/1/2026(d) 1,237,000 1,247,382
Chesapeake Energy Corp. ,
5.50%, 2/1/2026(a) 900,000 894,278
Continental Resources, Inc. ,
4.38%, 1/15/2028(d) 865,000 835,896
5.75%, 1/15/2031(a) 1,310,000 1,302,197
2.88%, 4/1/2032(a)(d) 1,905,000 1,552,560
Energy Transfer LP ,
5.75%, 4/1/2025 6,000,000 5,998,099
4.75%, 1/15/2026(d) 3,500,000 3,463,152
5.55%, 5/15/2034(d) 2,000,000 2,006,092
6.50%, 2/1/2042 1,850,000 1,962,013
MPLX LP ,
1.75%, 3/1/2026(d) 3,343,000 3,125,016
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a)(d) 5,400,000 4,612,703
Occidental Petroleum Corp. ,
5.88%, 9/1/2025(d) 6,500,000 6,520,345
5.50%, 12/1/2025(d) 2,500,000 2,498,266
6.60%, 3/15/2046(d) 1,535,000 1,654,312
ONEOK, Inc. ,
5.85%, 1/15/2026(d) 1,620,000 1,635,386
Targa Resources Partners LP ,
5.00%, 1/15/2028 1,500,000 1,478,587
Valero Energy Partners LP ,
4.50%, 3/15/2028 320,000 314,028
Var Energi ASA ,
5.00%, 5/18/2027(a)(d) 3,815,623 3,729,368
7.50%, 1/15/2028(a)(d) 1,000,000 1,057,676
53,737,299
Passenger Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a) 1,200,000 1,145,305
Pharmaceuticals 0.5%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 1,335,000 1,358,255
Merck & Co., Inc. ,
6.55%, 9/15/2037 3,335,000 3,808,485
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033(d) 3,175,000 3,126,053
8,292,793

42 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs 0.4%
American Homes 4 Rent LP ,
3.63%, 4/15/2032(d) 2,000,000 1,758,744
5.50%, 2/1/2034(d) 1,433,000 1,428,688
Sun Communities Operating
LP ,
2.30%, 11/1/2028(d) 4,226,000 3,690,762
6,878,194
Retail REITs 0.2%
Kite Realty Group LP ,
5.50%, 3/1/2034(d) 750,000 745,266
Kite Realty Group Trust ,
4.75%, 9/15/2030(d) 2,124,000 2,032,211
2,777,477
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 2,000,000 1,733,799
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 5,586,000 5,594,421
7,328,220
Software 0.5%
Microsoft Corp. ,
3.45%, 8/8/2036 5,000,000 4,474,637
Oracle Corp. ,
2.95%, 4/1/2030 1,000,000 889,848
3.60%, 4/1/2040 3,500,000 2,758,955
8,123,440
Specialized REITs 0.6%
American Tower Corp. ,
2.95%, 1/15/2025(d) 1,500,000 1,468,022
Crown Castle, Inc. ,
4.45%, 2/15/2026 430,000 422,829
3.70%, 6/15/2026(d) 3,870,000 3,737,398
CubeSmart LP ,
4.00%, 11/15/2025 874,000 852,127
3.13%, 9/1/2026 3,125,000 2,967,649
9,448,025
Specialty Retail 0.2%
AutoZone, Inc. ,
4.75%, 8/1/2032 55,000 53,358
Home Depot, Inc. (The) ,
2.88%, 4/15/2027 3,200,000 3,036,029
3,089,387
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. ,
3.35%, 8/8/2032 8,350,000 7,666,950
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 1,500,000 1,502,243
HP, Inc. ,
3.40%, 6/17/2030 1,000,000 910,742
10,079,935
Tobacco 0.7%
BAT Capital Corp. ,
6.34%, 8/2/2030(d) 1,325,000 1,380,613
4.74%, 3/16/2032(d) 3,000,000 2,869,527
6.42%, 8/2/2033(d) 1,350,000 1,412,197
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 945,000 973,227
5.75%, 11/17/2032(d) 1,475,000 1,522,815
5.38%, 2/15/2033(d) 1,250,000 1,260,270
4.25%, 11/10/2044 2,000,000 1,675,577
11,094,226
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 2,660,000 1,859,958
Total Corporate Bonds
(cost $568,033,565)
545,987,328
Mortgage-Backed Securities 26.3%
FHLMC UMBS Pool
Pool# SB0861
2.50%, 2/1/2037 9,343,902 8,515,257
Pool# SB8183
3.50%, 10/1/2037 11,544,281 10,967,676
Pool# SB8260
5.00%, 10/1/2038 15,605,756 15,581,998
Pool# SD8018
4.00%, 10/1/2049 1,713,316 1,602,284
Pool# SD8080
2.00%, 6/1/2050 3,222,615 2,571,902
Pool# SD8079
2.00%, 7/1/2050 8,053,714 6,426,236
Pool# SD8084
3.00%, 8/1/2050 7,562,149 6,569,794
Pool# SD1372
2.50%, 9/1/2051 18,964,235 15,738,547
Pool# SD8178
2.50%, 11/1/2051 6,755,037 5,601,723
Pool# SD8181
1.50%, 12/1/2051 7,152,671 5,388,185
Pool# RA6433
2.50%, 12/1/2051 9,515,979 7,867,795
Pool# SD8199
2.00%, 3/1/2052 49,520,315 39,220,863
Pool# SD3088
2.00%, 3/1/2052 7,639,981 6,072,903
Pool# SD8200
2.50%, 3/1/2052 13,255,075 10,982,228
Pool# QE0799
2.50%, 4/1/2052 8,999,336 7,454,551
Pool# SD8213
3.00%, 5/1/2052 4,539,960 3,909,712
Pool# SD2254
3.50%, 7/1/2052 1,652,413 1,483,766
Pool# QE6924
4.00%, 8/1/2052 28,187,715 26,140,080
Pool# SD8255
3.50%, 10/1/2052 3,972,304 3,556,491
Pool# SD8288
5.00%, 1/1/2053 29,533,623 28,831,919
Pool# SD8302
6.50%, 2/1/2053 2,097,201 2,142,582

NVIT Core Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8309
6.00%, 3/1/2053 1,587,886 1,603,637
Pool# SD2921
4.50%, 5/1/2053 14,327,760 13,649,922
Pool# SD8338
4.00%, 6/1/2053 4,835,362 4,480,457
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,235,416 2,216,671
Pool# 468516
5.17%, 6/1/2028 784,924 774,118
Pool# 468127
5.70%, 5/1/2041 1,062,774 1,097,165
FNMA UMBS Pool
Pool# FS1360
3.00%, 4/1/2037 6,024,369 5,604,265
Pool# AR9398
3.50%, 6/1/2043 756,538 693,186
Pool# BC0180
4.00%, 1/1/2046 2,174,016 2,059,111
Pool# AS7908
3.00%, 9/1/2046 4,840,774 4,260,125
Pool# AS8483
3.00%, 12/1/2046 2,067,295 1,811,872
Pool# MA2863
3.00%, 1/1/2047 3,309,967 2,900,156
Pool# AS8784
3.00%, 2/1/2047 2,135,555 1,877,185
Pool# BE7557
3.50%, 2/1/2047 3,918,162 3,572,742
Pool# BM2003
4.00%, 10/1/2047 3,186,230 3,014,190
Pool# BJ3716
3.50%, 12/1/2047 1,944,340 1,774,677
Pool# MA3210
3.50%, 12/1/2047 808,112 736,852
Pool# BM3355
3.50%, 2/1/2048 1,294,702 1,180,537
Pool# CA1532
3.50%, 4/1/2048 4,253,867 3,891,203
Pool# CA2208
4.50%, 8/1/2048 912,804 879,965
Pool# CA2469
4.00%, 10/1/2048 847,760 795,852
Pool# MA3745
3.50%, 8/1/2049 4,460,617 4,053,338
Pool# FS2041
2.00%, 8/1/2051 8,151,625 6,478,188
Pool# FS1080
2.50%, 2/1/2052 32,135,003 26,646,429
Pool# BU8883
3.00%, 3/1/2052 18,471,646 15,908,701
Pool# FS2122
3.00%, 3/1/2052 5,289,328 4,562,726
Pool# MA4577
2.00%, 4/1/2052 18,314,555 14,497,875
Pool# BV8011
3.00%, 8/1/2052 9,329,039 8,033,184
Pool# MA4733
4.50%, 9/1/2052 18,182,566 17,313,974
Pool# MA4782
3.50%, 10/1/2052 14,086,671 12,613,306
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4805
4.50%, 11/1/2052 5,558,327 5,292,811
Pool# MA4839
4.00%, 12/1/2052 4,721,105 4,372,012
Pool# MA4980
6.00%, 4/1/2053 3,608,906 3,643,729
Pool# DA1019
6.50%, 9/1/2053 869,648 889,459
GNMA II Pool
Pool# MA8099
3.50%, 6/20/2052 7,379,484 6,713,223
Pool# MA8349
5.50%, 10/20/2052 9,080,335 9,075,889
Pool# MA8429
5.50%, 11/20/2052 3,815,682 3,813,173
Pool# MA8430
6.00%, 11/20/2052 4,468,607 4,510,300
Pool# MA8571
6.00%, 1/20/2053 2,017,903 2,036,730
Pool# MA8726
5.50%, 3/20/2053 13,539,001 13,530,097
Pool# MA8727
6.00%, 3/20/2053 3,616,498 3,650,241
Pool# MA8950
6.50%, 6/20/2053 4,223,557 4,296,692
Total Mortgage-Backed Securities
(cost $484,067,603)
447,432,457
Municipal Bonds 0.8%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 4,483,398
District of Columbia 0.6%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue
Series D, 7.46%, 10/1/2046 6,000,000 7,494,817
Series D, 8.00%, 10/1/2047 2,000,000 2,607,428
10,102,245
Total Municipal Bonds
(cost $14,082,047)
14,585,643
U.S. Government Agency Security 0.8%
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 13,132,271
Total U.S. Government Agency Security
(cost $13,703,376)
13,132,271
U.S. Treasury Obligations 27.4%
U.S. Treasury Bonds
2.00%, 11/15/2041 18,000,000 12,628,125
2.38%, 2/15/2042 55,000,000 40,908,398

44 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Core Bond Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.25%, 5/15/2042 11,500,000 9,775,449
3.13%, 2/15/2043 23,000,000 19,054,063
3.88%, 2/15/2043 6,200,000 5,731,367
3.88%, 5/15/2043 18,000,000 16,612,734
2.25%, 8/15/2046 7,000,000 4,790,898
2.25%, 2/15/2052 54,800,000 36,045,985
2.88%, 5/15/2052 6,375,000 4,823,584
3.63%, 2/15/2053 1,000,000 878,125
3.63%, 5/15/2053 6,000,000 5,271,563
U.S. Treasury Notes
4.50%, 11/30/2024 12,000,000 11,942,344
1.00%, 12/15/2024 (d) 30,000,000 29,136,621
4.25%, 12/31/2024 (d) 24,600,000 24,430,154
4.13%, 1/31/2025 (d) 11,700,000 11,604,785
4.25%, 5/31/2025 (d) 24,000,000 23,803,125
2.88%, 6/15/2025 9,000,000 8,782,031
3.00%, 7/15/2025 22,000,000 21,484,375
0.25%, 8/31/2025 20,000,000 18,751,562
4.00%, 2/15/2026 (d) 12,200,000 12,048,453
3.63%, 5/15/2026 33,000,000 32,345,156
1.25%, 12/31/2026 26,000,000 23,869,219
2.25%, 2/15/2027 2,000,000 1,882,813
0.50%, 4/30/2027 1,000,000 888,320
3.25%, 6/30/2027 (d) 7,000,000 6,759,922
2.25%, 8/15/2027 11,000,000 10,270,820
3.88%, 12/31/2027 6,000,000 5,903,203
3.50%, 1/31/2028 12,300,000 11,940,129
3.63%, 5/31/2028 18,300,000 17,836,067
1.50%, 11/30/2028 (d) 11,000,000 9,729,414
2.75%, 5/31/2029 6,000,000 5,588,906
3.25%, 6/30/2029 2,000,000 1,907,344
3.50%, 1/31/2030 8,300,000 7,986,805
3.75%, 5/31/2030 2,400,000 2,337,094
4.25%, 2/28/2031 7,160,000 7,172,306
2.88%, 5/15/2032 1,500,000 1,361,895
Total U.S. Treasury Obligations
(cost $495,931,687)
466,283,154
Repurchase Agreements 2.4%
Bank of America NA
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,001,185,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 4.00%, maturing
4/1/2042 - 8/1/2045; total
market value $2,040,000.
(f) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $1,732,412,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$1,766,014. (f) 1,731,387 1,731,387
Cantor Fitzgerald & Co.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $20,011,845,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$20,400,000. (f) 20,000,000 20,000,000
MetLife, Inc.
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $5,002,950,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046; total
market value $5,103,547.
(f) 5,000,000 5,000,000
Pershing LLC
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $12,007,107,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $12,240,004. (f) 12,000,000 12,000,00 0
Total Repurchase Agreements
(cost $40,731,387)
40,731,387
Total Investments
(cost $1,736,877,647) — 96.4%
1,639,732,403
Other assets in excess of
liabilities — 3.6% 60,648,650
NET ASSETS — 100.0%
$ 1,700,381,053

NVIT Core Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 45
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $231,173,482 which represents 13.60% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2024.
(d) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $192,954,381, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $40,731,387 and by $158,304,625 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.50%, and maturity
dates ranging from 3/31/2024 – 2/15/2054, a total value of
$199,036,012.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2024.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $40,731,387.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 381 6/2024 USD 77,908,547 (60,446)
U.S. Treasury 5 Year Note 802 6/2024 USD 85,826,531 211,107
U.S. Treasury 10 Year Note 1,546 6/2024 USD 171,291,969 784,774
U.S. Treasury Ultra Bond 271 6/2024 USD 34,959,000 664,147
Total long contracts 1,599,582
Short Contracts
U.S. Treasury 10 Year Ultra Note (257) 6/2024 USD (29,454,609) (221,476)
U.S. Treasury Long Bond (217) 6/2024 USD (26,134,938) (426,865)
Total short contracts (648,341)
Net contracts 951,241
As of March 31, 2024, the Fund had $5,440,815 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

46 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Core Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 78,410,180 $ – $ 78,410,180
Collateralized Mortgage Obligations – 14,892,515 – 14,892,515
Commercial Mortgage-Backed Securities – 18,277,468 – 18,277,468
Corporate Bonds – 545,987,328 – 545,987,328
Futures Contracts 1,660,028 – – 1,660,028
Mortgage-Backed Securities – 447,432,457 – 447,432,457
Municipal Bonds – 14,585,643 – 14,585,643
Repurchase Agreements – 40,731,387 – 40,731,387
U.S. Government Agency Security – 13,132,271 – 13,132,271

NVIT Core Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 47
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 466,283,154 $ – $ 466,283,154
Total Assets $ 1,660,028 $ 1,639,732,403 $ – $ 1,641,392,431
Liabilities:
Futures Contracts $ (708,787) $ – $ – $ (708,787)
Total Liabilities $ (708,787) $ – $ – $ (708,787)
Total $ 951,241 $ 1,639,732,403 $ – $ 1,640,683,644

48 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Core Bond Fund
markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
As of March 31, 2024, the Fund had no open option contracts.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an

NVIT Core Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 49
equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2024 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
As of March 31, 2024, the Fund had no open swap contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

50 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Core Bond Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 1,660,028
Total $ 1,660,028
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (708,787)
Total $ (708,787)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT DoubleLine Total Return Tactical Fund - March 31, 2024 (Unaudited) - Statement of Investments - 51
Asset-Backed Securities 16 .5%
Principal
Amount ($) Value ($)
Airlines 0 .7%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 564,803 491,406
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 350,715 325,807
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 645,833 562,282
1,379,495
Automobiles 0 .2%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 203,721 198,665
GLS Auto Receivables
Issuer Trust, Series
2021-2A, Class C, 1.08%,
6/15/2026(a) 181,020 179,345
378,010
Financial Services 0 .1%
Retained Vantage Data
Centers Issuer LLC, Series
2023-1A, Class A2A, 5.00%,
9/15/2048(a) 250,000 241,650
Home Equity 6 .3%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 7.99%,
11/25/2033(b) 742,527 650,580
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2007-HE2, Class A4,
5.67%, 5/25/2037(b) 1,327,699 917,086
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 3.23%, 5/25/2036(b) 2,138,297 1,378,757
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 5.80%,
4/25/2037(b) 419,768 277,351
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
5.92%, 8/25/2036(b) 1,560,352 684,100
Series 2007-CH3, Class
M2, 5.76%, 3/25/2037(b) 1,500,000 1,295,238
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
5.65%, 5/25/2037(b) 921,897 875,460
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
5.94%, 6/25/2037(b) 3,752,040 924,186
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 6.00%,
5/25/2036(b) 1,500,000 1,338,542
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 6.01%, 1/25/2036(b) 2,049,000 1,483,052
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 734,824
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 5.78%, 8/25/2036(b) 3,906,874 1,265,786
11,824,962
Other 9 .0%
Affirm Asset Securitization
Trust, Series 2023-B, Class
A, 6.82%, 9/15/2028(a) 300,000 304,445
Bridge Street CLO II Ltd.,
Series 2021-1A, Class A1A,
6.81%, 7/20/2034(a)(b) 500,000 500,100
Canyon Capital CLO Ltd.,
Series 2019-1A, Class DR,
8.68%, 4/15/2032(a)(b) 600,000 595,613
CBAM Ltd., Series 2019-
10A, Class DR, 9.08%,
4/20/2032(a)(b) 750,000 750,270
Fillmore Park CLO Ltd., Series
2018-1A, Class D, 8.48%,
7/15/2030(a)(b) 500,000 500,076
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 927,888
Franklin Park Place CLO I
LLC, Series 2022-1A, Class
A, 6.71%, 4/14/2035(a)(b) 500,000 499,199
FS RIALTO, Series 2021-
FL2, Class A, 6.66%,
5/16/2038(a)(b) 333,019 327,824
FS Rialto Issuer LLC, Series
2022-FL4, Class AS, 7.72%,
1/19/2039(a)(b) 200,000 196,994
GoldenTree Loan
Management US CLO
15 Ltd., Series 2022-
15A, Class DR, 9.72%,
10/20/2036(a)(b) 500,000 507,289
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 333,737
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 1,019,592 846,830
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 599,160 472,719

52 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
LCM XV LP, Series 15A, Class
DR, 9.28%, 7/20/2030(a)(b) 250,000 249,215
LFT CRE Ltd., Series 2021-
FL1, Class B, 7.19%,
6/15/2039(a)(b) 110,000 107,633
Marble Point CLO XXII Ltd.,
Series 2021-2A, Class A,
6.79%, 7/25/2034(a)(b) 500,000 498,341
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(a) 30,475 30,439
ME Funding LLC, Series
2019-1, Class A2, 6.45%,
7/30/2049(a) 718,125 714,475
Pagaya AI Debt Selection
Trust, Series 2021-3, Class
B, 1.74%, 5/15/2029(a) 181,767 180,805
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(a) 499,934 487,170
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
8.44%, 3/25/2026(a)(b) 850,000 858,574
PRET LLC, Series 2021-
NPL5, Class A1, 2.49%,
10/25/2051(a)(c) 690,289 675,547
Progress Residential, Series
2021-SFR4, Class A,
1.56%, 5/17/2038(a) 1,045,431 963,131
Progress Residential Trust,
Series 2022-SFR3, Class A,
3.20%, 4/17/2039(a) 483,155 453,814
PRPM LLC, Series 2022-
5, Class A1, 6.90%,
9/27/2027(a)(c) 1,703,699 1,700,183
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
6.77%, 10/20/2030(a)(b) 377,469 377,828
Sunnova Helios V Issuer LLC,
Series 2021-A, Class A,
1.80%, 2/20/2048(a) 392,812 343,068
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 437,714 400,067
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 6.66%, 1/17/2032(a)
(b) 500,000 500,156
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 74,328 72,458
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 70,551 68,062
Vibrant CLO XR Ltd., Series
2018-10RA, Class C1,
10.31%, 4/20/2036(a)(b) 500,000 505,342
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 378,969 311,916
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 5.12%,
3/27/2051(a)(c) 217,378 212,676
Wellfleet CLO X Ltd., Series
2019-XA, Class A2R,
7.33%, 7/20/2032(a)(b) 500,000 491,505
16,965,389
Student Loan 0 .2%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 456,684
Total Asset-Backed Securities
(cost $35,538,572)
31,246,190
Collateralized Mortgage Obligations 19 .3%
ACRE Commercial Mortgage
Ltd., Series 2021-
FL4, Class A, 6.27%,
12/18/2037(a)(b) 2,876 2,869
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 5.50%, 12/25/2035(b) 850,886 712,182
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 1,895,143 931,390
Series 2006-OA7, Class
1A2, 6.03%, 6/25/2046(b) 1,233,246 1,033,505
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
5.92%, 2/25/2036(b) 844,052 738,577
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,573,021 700,477
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,127,421 533,614
CIM Trust, Series 2023-
R4, Class A1, 5.00%,
5/25/2062(a)(b) 897,024 884,614
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(b) 836,787 814,532
FHLMC REMICS
Series 5201, Class MA,
3.00%, 10/25/2049 1,718,112 1,549,011
Series 5004, Class LS, IO,
0.72%, 7/25/2050(b) 2,626,086 293,599
Series 5198, Class KZ,
2.00%, 2/25/2052 2,297,346 1,361,607
FHLMC STACR REMIC Trust,
Series 2021-DNA7, Class
M2, 7.12%, 11/25/2041(a)
(b) 1,000,000 1,005,685
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 1,219,887 1,127,111

NVIT DoubleLine Total Return Tactical Fund - March 31, 2024 (Unaudited) - Statement of Investments - 53
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2010-152, Class DE,
4.50%, 1/25/2041 3,300,000 3,234,679
Series 2014-11, Class KZ,
2.50%, 10/25/2041 1,854,454 1,610,185
Series 2018-33, Class A,
3.00%, 5/25/2048 590,809 520,248
Series 2019-64, Class D,
2.50%, 11/25/2049 384,892 328,738
Series 2020-77, Class S,
IO, 0.00%, 11/25/2050(b) 5,636,960 211,494
Series 2021-61, Class KZ,
2.50%, 9/25/2051 3,199,928 1,864,091
Series 2023-36, Class , IO,
2.50%, 10/25/2052 2,143,037 306,939
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 570,491
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(b) 4,323,712 62,610
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 6,908,508 924,380
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 2,859,551 392,543
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 3,317,837 430,090
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,684,408 418,374
Series 2022-174, Class AZ,
3.50%, 5/20/2051 4,497,189 3,620,405
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 3,741,732 576,840
Series 2023-81, Class YD,
4.00%, 6/20/2053 2,200,000 1,944,823
Series 2023-82, Class ZN,
4.50%, 6/20/2053 1,073,104 945,326
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 5.80%,
7/25/2047(b) 652,664 435,724
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 305,510 301,792
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
5.69%, 10/25/2060(a)(b) 347,929 343,905
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 431,243
RALI Trust
Series 2006-QS6, Class
1A11, 6.00%, 6/25/2036(b) 1,392,566 987,140
Series 2006-QS17, Class
A7, 6.00%, 12/25/2036 910,762 732,232
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 1,802,871 1,525,674
Towd Point Mortgage Trust,
Series 2022-1, Class A1,
3.75%, 7/25/2062(a)(b) 1,053,266 979,711
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 455,363
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(b) 769,409 736,761
Total Collateralized Mortgage Obligations
(cost $41,833,834)
36,580,574
Commercial Mortgage-Backed Securities 5 .8%
BAMLL Commercial Mortgage
Securities Trust, Series
2019-RLJ, Class A, 6.42%,
4/15/2036(a)(b) 100,000 99,973
BANK
Series 2020-BN30,
Class XB, IO, 0.72%,
12/15/2053(b) 3,036,000 119,349
Series 2017-BNK6, Class
XA, IO, 0.77%, 7/15/2060(b) 4,011,469 75,610
Series 2018-BN10, Class
XA, IO, 0.69%, 2/15/2061(b) 2,721,803 60,758
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.04%, 2/15/2053(b) 1,961,052 88,843
Series 2021-C12, Class XA,
IO, 0.95%, 11/15/2054(b) 2,709,195 134,965
Series 2022-C18, Class XD,
IO, 2.15%, 12/15/2055(a)(b) 1,000,000 153,019
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.14%, 11/5/2036(a)
(b) 4,823,000 3,450
Series 2012-SHOW, Class
XA, IO, 0.60%, 11/5/2036(a)
(b) 8,760,000 19,629
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.76%, 9/15/2053(b) 1,300,893 81,621
Series 2021-B27, Class XA,
IO, 1.26%, 7/15/2054(b) 1,990,210 117,747
BPR Trust, Series 2021-
TY, Class A, 6.49%,
9/15/2038(a)(b) 111,000 110,306
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
7.44%, 9/15/2036(a)(b) 134,000 132,074
Series 2021-SOAR, Class
A, 6.11%, 6/15/2038(a)(b) 176,549 175,335
Series 2024-MF, Class D,
8.02%, 2/15/2039(a)(b) 100,000 99,956
BX Trust
Series 2019-OC11, Class E,
3.94%, 12/9/2041(a)(b) 211,000 182,070
Series 2019-OC11, Class D,
3.94%, 12/9/2041(a)(b) 100,000 88,122
BXMT Ltd., Series 2021-
FL4, Class A, 6.49%,
5/15/2038(a)(b) 120,356 114,639

54 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
0.87%, 11/13/2050(b) 5,014,725 106,754
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.60%,
5/10/2058(b) 1,837,052 41,560
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.50%, 12/10/2041(a)(b) 115,000 94,823
Series 2014-GC21, Class
XA, IO, 1.00%, 5/10/2047(b) 908,050 83
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 55,888
COMM Mortgage Trust,
Series 2014-CR18, Class B,
4.46%, 7/15/2047(b) 109,000 106,835
Commercial Mortgage Trust
Series 2017-PANW, Class
E, 3.81%, 10/10/2029(a)(b) 254,000 220,137
Series 2014-CR20,
Class XA, IO, 0.92%,
11/10/2047(b) 5,176,348 5,232
Series 2015-CR23, Class C,
4.28%, 5/10/2048(b) 407,000 380,872
Credit Suisse Mortgage
Capital Certificates, Series
2019-ICE4, Class A, 6.35%,
5/15/2036(a)(b) 99,752 99,752
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.86%, 1/15/2049(b) 593,708 15,990
Series 2017-CX10,
Class XA, IO, 0.75%,
11/15/2050(b) 5,969,478 114,762
Series 2017-CX10, Class C,
4.17%, 11/15/2050(b) 247,000 195,504
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 220,732
CSMC Trust
Series 2017-CALI, Class F,
3.78%, 11/10/2032(a)(b) 250,000 40,022
Series 2020-NET, Class A,
2.26%, 8/15/2037(a) 153,048 142,230
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 100,000 90,984
Series 2021-B33, Class A2,
3.17%, 10/10/2043(a) 157,000 132,069
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.46%, 5/25/2030(b) 1,260,621 1,142,352
Series 2020-M7, Class X2,
IO, 1.24%, 3/25/2031(b) 5,144,082 289,473
Series 2022-M5, Class X,
IO, 0.60%, 1/1/2034(b) 13,031,000 452,148
GNMA REMICS
Series 2021-35, Class , IO,
1.03%, 12/16/2062(b) 4,246,054 306,054
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,710,378 257,919
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-129, Class , IO,
0.98%, 6/16/2063(b) 5,294,425 362,076
Series 2021-79, Class , IO,
0.88%, 8/16/2063(b) 4,996,389 319,953
Series 2021-65, Class , IO,
0.88%, 8/16/2063(b) 4,921,099 317,435
Series 2021-150, Class , IO,
1.03%, 11/16/2063(b) 5,956,280 396,737
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,571,632 375,363
Series 2021-208, Class , IO,
0.76%, 6/16/2064(b) 6,312,248 344,152
GPMT Ltd., Series 2021-
FL3, Class A, 6.69%,
7/16/2035(a)(b) 108,602 107,867
Great Wolf Trust
Series 2019-WOLF, Class
E, 8.37%, 12/15/2036(a)(b) 76,765 76,573
Series 2019-WOLF, Class F,
8.77%, 12/15/2036(a)(b) 76,765 76,117
GS Mortgage Securities
Corp. Trust, Series 2018-
TWR, Class D, 7.22%,
7/15/2031(a)(b) 100,000 40,000
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.56%, 11/10/2049(b) 5,330,134 61,478
Series 2017-GS8, Class XA,
IO, 0.93%, 11/10/2050(b) 4,693,542 123,118
Series 2018-GS9, Class C,
4.35%, 3/10/2051(b) 175,000 156,386
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class
FFX, 5.36%, 7/5/2033(a)(b) 113,000 74,251
JPMBB Commercial Mortgage
Securities Trust, Series
2014-C23, Class D, 3.98%,
9/15/2047(a)(b) 200,000 179,114
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.64%, 5/13/2053(b) 1,336,892 78,581
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 107,806
Med Trust, Series 2021-
MDLN, Class G, 10.69%,
11/15/2038(a)(b) 200,040 199,665
MHC Commercial Mortgage
Trust, Series 2021-
MHC, Class A, 6.24%,
4/15/2038(a)(b) 167,775 166,989
MHC Trust, Series 2021-
MHC2, Class A, 6.29%,
5/15/2038(a)(b) 154,199 153,477
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.25%, 5/15/2050(b) 2,353,186 64,174
Morgan Stanley Capital I Trust
Series 2019-L3, Class XA,
IO, 0.61%, 11/15/2052(b) 2,846,869 78,249

NVIT DoubleLine Total Return Tactical Fund - March 31, 2024 (Unaudited) - Statement of Investments - 55
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 91,264
One New York Plaza Trust,
Series 2020-1NYP, Class C,
7.64%, 1/15/2036(a)(b) 150,000 138,030
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.85%, 10/10/2048(b) 2,598,407 73,341
UBS Commercial Mortgage
Trust, Series 2017-
C4, Class B, 4.24%,
10/15/2050(b) 161,000 147,605
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.57%, 5/15/2048(b) 7,973,636 30,419
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 135,008
Series 2021-C59, Class XA,
IO, 1.52%, 4/15/2054(b) 1,650,414 122,183
Total Commercial Mortgage-Backed
Securities
(cost $12,178,672) 10,967,052
Corporate Bonds 12 .5%
Aerospace & Defense 0 .2%
AAR Escrow Issuer LLC ,
6.75%, 3/15/2029(a) 40,000 40,308
Bombardier, Inc. ,
8.75%, 11/15/2030(a) 50,000 53,389
Lockheed Martin Corp. ,
5.20%, 2/15/2064 70,000 69,216
Northrop Grumman Corp. ,
5.20%, 6/1/2054 125,000 121,738
Spirit AeroSystems, Inc. ,
9.75%, 11/15/2030(a) 45,000 50,335
TransDigm, Inc. ,
5.50%, 11/15/2027 65,000 63,619
398,605
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 75,000 62,385
Hyundai Capital America ,
5.30%, 1/8/2029(a) 125,000 125,166
187,551
Banks 1 .2%
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(a)(d)(e) 200,000 139,750
Banco de Credito del Peru
S.A. ,
5.85%, 1/11/2029(a) 50,000 50,574
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco de Credito del Peru
S.A.,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(e) 100,000 95,764
Banco GNB Sudameris SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.56%),
7.05%, 4/3/2027(e) 50,000 49,959
Banco Industrial SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.44%),
4.88%, 1/29/2031(e) 150,000 142,951
Bank of America Corp. ,
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 25,000 24,966
(SOFR + 1.75%), 4.83%,
7/22/2026(e) 40,000 39,640
(SOFR + 1.65%), 5.47%,
1/23/2035(e) 50,000 50,326
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(e) 240,000 191,960
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 155,000 126,631
BBVA Bancomer SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.31%),
5.88%, 9/13/2034(e) 200,000 189,273
Citigroup, Inc. ,
(CME Term SOFR 3
Month + 1.65%), 3.67%,
7/24/2028(e) 255,000 242,374
DBS Group Holdings Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.10%),
1.82%, 3/10/2031(e) 200,000 186,026
Itau Unibanco Holding SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.22%),
4.63%, 2/27/2025(d)(e) 200,000 188,185
JPMorgan Chase & Co. ,
(SOFR + 1.99%), 4.85%,
7/25/2028(e) 60,000 59,494
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(e) 150,000 126,816
(SOFR + 1.26%), 2.96%,
1/25/2033(e) 145,000 123,805
Royal Bank of Canada ,
5.15%, 2/1/2034 30,000 30,029

56 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.57%), 3.58%,
5/22/2028(e) 130,000 123,593
(SOFR + 1.98%), 4.81%,
7/25/2028(e) 50,000 49,266
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 155,000 127,322
2,358,704
Beverages 0 .0%
†
Primo Water Holdings, Inc. ,
4.38%, 4/30/2029(a) 45,000 41,381
Biotechnology 0 .1%
AbbVie, Inc. ,
3.85%, 6/15/2024 125,000 124,514
5.50%, 3/15/2064 70,000 71,988
Amgen, Inc. ,
5.75%, 3/2/2063 50,000 50,998
247,500
Broadline Retail 0 .0%
†
Macy's Retail Holdings LLC ,
5.88%, 4/1/2029(a) 40,000 39,241
Building Products 0 .2%
Advanced Drainage Systems,
Inc. ,
6.38%, 6/15/2030(a) 135,000 135,699
Builders FirstSource, Inc. ,
6.38%, 6/15/2032(a) 50,000 50,739
Carrier Global Corp. ,
6.20%, 3/15/2054 10,000 11,011
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 65,000 65,624
Griffon Corp. ,
5.75%, 3/1/2028 40,000 39,169
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 15,000 15,051
Standard Industries, Inc. ,
4.38%, 7/15/2030(a) 55,000 49,420
366,713
Capital Markets 0 .5%
Ares Capital Corp. ,
3.25%, 7/15/2025 60,000 57,961
BlackRock Funding, Inc. ,
5.25%, 3/14/2054 35,000 35,173
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 195,000 152,834
Goldman Sachs Group, Inc.
(The) ,
(CME Term SOFR 3
Month + 1.43%), 6.74%,
5/15/2026(e) 239,000 241,099
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Macquarie Group Ltd. ,
(SOFR + 1.53%), 2.87%,
1/14/2033(a)(e) 170,000 141,392
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(e) 320,000 253,083
881,542
Chemicals 0 .2%
Braskem Netherlands Finance
BV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 8.22%),
8.50%, 1/23/2081(e) 200,000 200,602
LYB International Finance III
LLC ,
5.50%, 3/1/2034 60,000 60,111
Sasol Financing USA LLC ,
5.50%, 3/18/2031 200,000 168,490
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 40,000 35,795
464,998
Commercial Services & Supplies 0 .2%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 27,000 26,982
9.75%, 7/15/2027(a) 55,000 55,165
7.88%, 2/15/2031(a) 60,000 60,768
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 70,000 62,653
GFL Environmental, Inc. ,
6.75%, 1/15/2031(a) 30,000 30,744
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 55,000 50,870
Veralto Corp. ,
5.35%, 9/18/2028(a) 60,000 60,779
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(a) 30,000 29,321
377,282
Communications Equipment 0 .0%
†
Motorola Solutions, Inc. ,
5.40%, 4/15/2034 65,000 64,872
Construction & Engineering 0 .2%
Artera Services LLC ,
8.50%, 2/15/2031(a) 35,000 35,883
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 130,161 95,038
Brand Industrial Services, Inc. ,
10.38%, 8/1/2030(a) 40,000 43,307
Pike Corp. ,
5.50%, 9/1/2028(a) 75,000 71,786
8.63%, 1/31/2031(a) 30,000 31,880
Quanta Services, Inc. ,
2.35%, 1/15/2032 155,000 125,949
403,843

NVIT DoubleLine Total Return Tactical Fund - March 31, 2024 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials 0 .1%
Cemex SAB de CV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.53%),
5.13%, 6/08/2026(d)(e) 200,000 193,289
Consumer Finance 0 .3%
American Express Co. ,
3.95%, 8/1/2025 115,000 112,996
Avolon Holdings Funding Ltd. ,
5.75%, 3/1/2029(a) 125,000 124,395
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 70,000 61,951
3.10%, 1/12/2032 30,000 25,410
GGAM Finance Ltd. ,
6.88%, 4/15/2029(a) 50,000 50,187
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(g) 63,417 60,318
Macquarie Airfinance Holdings
Ltd. ,
6.40%, 3/26/2029(a) 10,000 10,158
6.50%, 3/26/2031(a) 25,000 25,446
Navient Corp. ,
5.00%, 3/15/2027 30,000 28,741
OneMain Finance Corp. ,
6.63%, 1/15/2028 70,000 70,225
569,827
Consumer Staples Distribution & Retail 0 .2%
Dollar General Corp. ,
4.25%, 9/20/2024 60,000 59,566
Dollar Tree, Inc. ,
4.00%, 5/15/2025 110,000 108,143
Sysco Corp. ,
3.25%, 7/15/2027 65,000 61,417
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 40,000 33,224
US Foods, Inc. ,
7.25%, 1/15/2032(a) 50,000 52,037
314,387
Containers & Packaging 0 .2%
Clydesdale Acquisition
Holdings, Inc. ,
6.63%, 4/15/2029(a) 35,000 34,972
Pactiv Evergreen Group
Issuer LLC ,
4.38%, 10/15/2028(a) 50,000 46,643
Trident TPI Holdings, Inc. ,
12.75%, 12/31/2028(a) 90,000 96,025
WRKCo, Inc. ,
3.75%, 3/15/2025 125,000 122,863
300,503
Distributors 0 .0%
†
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 60,000 58,589
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 30,000 29,863
88,452
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services 0 .0%
†
Mavis Tire Express Services
Topco Corp. ,
6.50%, 5/15/2029(a) 55,000 52,310
Wand NewCo 3, Inc. ,
7.63%, 1/30/2032(a) 40,000 41,369
93,679
Diversified Telecommunication Services 0 .2%
AT&T, Inc. ,
2.25%, 2/1/2032 150,000 121,908
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 42,932
4.75%, 2/1/2032(a) 45,000 36,726
4.25%, 1/15/2034(a) 40,000 30,194
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 15,000 14,522
5.00%, 5/1/2028(a) 30,000 27,846
Level 3 Financing, Inc. ,
10.50%, 5/15/2030(a) 37,000 37,833
Verizon Communications, Inc. ,
5.50%, 2/23/2054 125,000 126,349
438,310
Electric Utilities 1 .0%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 135,000 94,756
Buffalo Energy Mexico
Holdings ,
7.88%, 2/15/2039(a) 200,000 216,534
Duke Energy Corp. ,
2.65%, 9/1/2026 195,000 184,127
5.00%, 8/15/2052 20,000 18,104
Entergy Louisiana LLC ,
4.75%, 9/15/2052 45,000 40,096
Eversource Energy ,
5.50%, 1/1/2034 65,000 65,007
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(a) 161,000 142,382
Kallpa Generacion SA ,
Reg. S, 4.13%, 8/16/2027 200,000 190,145
LLPL Capital Pte. Ltd. ,
Reg. S, 6.88%, 2/4/2039 154,840 154,478
Mexico Generadora de
Energia S de rl ,
Reg. S, 5.50%, 12/6/2032 126,424 124,479
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 181,385
NextEra Energy Capital
Holdings, Inc. ,
4.26%, 9/1/2024 60,000 59,600
5.55%, 3/15/2054 40,000 39,734
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 40,000 34,518
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 75,000 62,368
6.75%, 1/15/2053 60,000 65,356

58 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern Co. (The) ,
Series 21-A, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.75%,
9/15/2051(e) 135,000 126,198
Vistra Operations Co. LLC ,
7.75%, 10/15/2031(a) 40,000 41,891
1,841,158
Electronic Equipment, Instruments & Components 0 .1%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 105,000 99,493
Energy Equipment & Services 0 .1%
Halliburton Co. ,
4.85%, 11/15/2035 50,000 48,628
Kodiak Gas Services LLC ,
7.25%, 2/15/2029(a) 65,000 66,208
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 50,625 50,683
Transocean, Inc. ,
8.00%, 2/1/2027(a) 35,000 34,740
Weatherford International Ltd. ,
8.63%, 4/30/2030(a) 25,000 26,100
226,359
Entertainment 0 .2%
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 30,000 30,328
4.75%, 10/15/2027(a) 75,000 71,612
Netflix, Inc. ,
5.38%, 11/15/2029(a) 60,000 61,229
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 125,000 124,520
287,689
Financial Services 0 .1%
Fiserv, Inc. ,
5.45%, 3/15/2034 60,000 60,769
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(a) 75,000 69,176
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(a) 40,000 36,493
7.88%, 12/15/2029(a) 35,000 35,964
202,402
Food Products 0 .2%
Campbell Soup Co. ,
5.40%, 3/21/2034 30,000 30,225
MARB BondCo plc ,
Reg. S, 3.95%, 1/29/2031 200,000 164,932
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 130,000 124,838
319,995
Gas Utilities 0 .1%
Ferrellgas LP ,
5.38%, 4/1/2026(a) 35,000 34,242
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(a) 55,000 50,143
Superior Plus LP ,
4.50%, 3/15/2029(a) 55,000 50,850
135,235
Ground Transportation 0 .2%
CSX Corp. ,
3.35%, 9/15/2049 175,000 125,954
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 65,000 63,119
Triton Container International
Ltd. ,
3.25%, 3/15/2032 150,000 121,727
XPO, Inc. ,
7.13%, 6/1/2031(a) 70,000 71,797
382,597
Health Care Equipment & Supplies 0 .1%
Bausch + Lomb Corp. ,
8.38%, 10/1/2028(a) 80,000 82,773
Medline Borrower LP ,
5.25%, 10/1/2029(a) 55,000 51,984
134,757
Health Care Providers & Services 0 .4%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 35,000 30,525
Centene Corp. ,
3.00%, 10/15/2030 145,000 124,323
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 50,000 43,680
CVS Health Corp. ,
5.30%, 6/1/2033 60,000 60,141
5.88%, 6/1/2053 95,000 96,644
Elevance Health, Inc. ,
5.13%, 2/15/2053 125,000 119,793
HCA, Inc. ,
5.13%, 6/15/2039 65,000 61,345
5.25%, 6/15/2049 70,000 63,891
Legacy LifePoint Health LLC ,
4.38%, 2/15/2027(a) 65,000 61,939
ModivCare Escrow Issuer,
Inc. ,
5.00%, 10/1/2029(a) 45,000 32,629
Owens & Minor, Inc. ,
6.63%, 4/1/2030(a) 55,000 54,588
Tenet Healthcare Corp. ,
6.25%, 2/1/2027 35,000 34,988
6.13%, 6/15/2030 70,000 69,839
854,325
Health Care REITs 0 .1%
Welltower OP LLC ,
2.05%, 1/15/2029 145,000 126,215
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029 40,000 41,533

NVIT DoubleLine Total Return Tactical Fund - March 31, 2024 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Hotel & Resort REITs 0 .1%
Host Hotels & Resorts LP ,
Series I, 3.50%, 9/15/2030 140,000 124,492
Park Intermediate Holdings
LLC ,
4.88%, 5/15/2029(a) 55,000 51,145
175,637
Hotels, Restaurants & Leisure 0 .7%
Boyne USA, Inc. ,
4.75%, 5/15/2029(a) 125,000 115,872
Caesars Entertainment, Inc. ,
6.50%, 2/15/2032(a) 30,000 30,264
Carnival Corp. ,
5.75%, 3/1/2027(a) 70,000 69,281
Cedar Fair LP ,
5.25%, 7/15/2029 35,000 33,178
Expedia Group, Inc. ,
5.00%, 2/15/2026 90,000 89,472
3.80%, 2/15/2028 160,000 152,199
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 40,000 35,916
Full House Resorts, Inc. ,
8.25%, 2/15/2028(a) 35,000 33,447
Light & Wonder International,
Inc. ,
7.25%, 11/15/2029(a) 75,000 76,993
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 145,000 125,069
McDonald's Corp. ,
5.45%, 8/14/2053 60,000 60,885
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 75,000 69,447
NCL Corp. Ltd. ,
5.88%, 2/15/2027(a) 45,000 44,460
Royal Caribbean Cruises Ltd. ,
6.25%, 3/15/2032(a) 40,000 40,318
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 75,000 72,506
Station Casinos LLC ,
6.63%, 3/15/2032(a) 65,000 65,661
Viking Cruises Ltd. ,
5.88%, 9/15/2027(a) 70,000 68,678
9.13%, 7/15/2031(a) 120,000 131,233
1,314,879
Household Durables 0 .0%
†
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 40,000 36,290
Whirlpool Corp. ,
5.75%, 3/1/2034 35,000 35,111
71,401
Independent Power and Renewable Electricity Producers
0 .1%
AES Andes SA ,
Reg. S, (USD Swap Semi
5 Year + 4.64%), 7.13%,
3/26/2079(e) 200,000 198,000
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 0 .4%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 39,409
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 55,000 51,336
Athene Holding Ltd. ,
6.25%, 4/1/2054 65,000 65,967
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 45,000 44,938
Brown & Brown, Inc. ,
2.38%, 3/15/2031 105,000 87,020
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 50,000 50,017
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 135,000 124,203
HUB International Ltd. ,
7.25%, 6/15/2030(a) 25,000 25,693
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 145,000 101,209
MetLife, Inc. ,
5.25%, 1/15/2054 125,000 123,052
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 50,000 50,836
763,680
Interactive Media & Services 0 .1%
Meta Platforms, Inc. ,
5.60%, 5/15/2053 120,000 126,832
IT Services 0 .0%
†
Kyndryl Holdings, Inc. ,
6.35%, 2/20/2034 60,000 61,588
Life Sciences Tools & Services 0 .0%
†
Fortrea Holdings, Inc. ,
7.50%, 7/1/2030(a) 65,000 67,098
Machinery 0 .1%
AGCO Corp. ,
5.80%, 3/21/2034 20,000 20,250
CNH Industrial Capital LLC ,
5.10%, 4/20/2029 30,000 29,918
Cummins, Inc. ,
5.45%, 2/20/2054 30,000 30,671
Husky Injection Molding
Systems Ltd. ,
9.00%, 2/15/2029(a) 75,000 77,559
158,398
Media 0 .3%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 25,000 20,676
Comcast Corp. ,
2.94%, 11/1/2056 197,000 124,032
Directv Financing LLC ,
5.88%, 8/15/2027(a) 105,000 99,334
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 40,000 27,490
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 45,845

60 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
McGraw-Hill Education, Inc. ,
5.75%, 8/1/2028(a) 45,000 42,388
News Corp. ,
5.13%, 2/15/2032(a) 30,000 28,173
Sirius XM Radio, Inc. ,
5.50%, 7/1/2029(a) 85,000 80,959
Townsquare Media, Inc. ,
6.88%, 2/1/2026(a) 30,000 29,250
Univision Communications,
Inc. ,
7.38%, 6/30/2030(a) 40,000 39,554
537,701
Metals & Mining 0 .4%
BHP Billiton Finance USA Ltd. ,
5.25%, 9/8/2030 120,000 122,025
CAP SA ,
Reg. S, 3.90%, 4/27/2031 200,000 156,233
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 80,000 74,179
5.37%, 4/4/2029(a) 135,000 135,268
Minsur SA ,
Reg. S, 4.50%, 10/28/2031 200,000 175,289
Southern Copper Corp. ,
3.88%, 4/23/2025 50,000 49,005
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(a) 55,000 49,797
761,796
Multi-Utilities 0 .1%
DTE Energy Co. ,
5.10%, 3/1/2029 100,000 99,597
NiSource, Inc. ,
5.35%, 4/1/2034 65,000 64,648
164,245
Office REITs 0 .0%
†
Alexandria Real Estate
Equities, Inc. ,
5.25%, 5/15/2036 95,000 93,237
Oil, Gas & Consumable Fuels 1 .3%
AI Candelaria Spain SA ,
Reg. S, 5.75%, 6/15/2033 250,000 202,921
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 23,699
BP Capital Markets America,
Inc. ,
4.89%, 9/11/2033 125,000 124,129
Callon Petroleum Co. ,
7.50%, 6/15/2030(a) 60,000 63,450
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 125,000 121,119
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(a) 65,000 64,466
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 40,000 42,108
CNX Resources Corp. ,
6.00%, 1/15/2029(a) 50,000 48,954
Cosan Overseas Ltd. ,
Reg. S, 8.25%,
5/05/2024(d)(h) 100,000 102,375
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 143,961
Energy Transfer LP ,
4.75%, 1/15/2026 60,000 59,368
5.00%, 5/15/2044(c) 75,000 66,329
EQM Midstream Partners LP ,
4.75%, 1/15/2031(a) 55,000 51,148
Hilcorp Energy I LP ,
5.75%, 2/1/2029(a) 55,000 53,572
8.38%, 11/1/2033(a) 15,000 16,263
Kinder Morgan, Inc. ,
5.20%, 6/1/2033 125,000 123,103
Matador Resources Co. ,
6.50%, 4/15/2032(a) 50,000 50,061
MPLX LP ,
1.75%, 3/1/2026 50,000 46,740
NGL Energy Operating LLC ,
8.13%, 2/15/2029(a) 50,000 51,209
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 60,000 63,582
ONEOK, Inc. ,
6.63%, 9/1/2053 60,000 66,126
Parkland Corp. ,
4.50%, 10/1/2029(a) 55,000 50,871
Permian Resources Operating
LLC ,
7.00%, 1/15/2032(a) 35,000 36,309
Petroleos del Peru SA ,
Reg. S, 4.75%, 6/19/2032 200,000 157,467
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 66,516
Phillips 66 Co. ,
5.65%, 6/15/2054 145,000 147,142
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 80,000 79,766
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 30,000 31,029
Southwestern Energy Co. ,
5.38%, 2/1/2029 35,000 33,993
Sunoco LP ,
6.00%, 4/15/2027 35,000 34,860
4.50%, 5/15/2029 20,000 18,591
Tallgrass Energy Partners LP ,
7.38%, 2/15/2029(a) 35,000 35,209
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a) 45,000 45,909
8.38%, 6/1/2031(a) 30,000 30,938
9.88%, 2/1/2032(a) 30,000 32,332
Vital Energy, Inc. ,
7.88%, 4/15/2032(a) 25,000 25,397
Williams Cos., Inc. (The) ,
5.15%, 3/15/2034 65,000 64,414
2,475,426
Paper & Forest Products 0 .1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 121,000 119,076

NVIT DoubleLine Total Return Tactical Fund - March 31, 2024 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines 0 .1%
American Airlines, Inc. ,
7.25%, 2/15/2028(a) 30,000 30,466
5.75%, 4/20/2029(a) 70,000 68,807
8.50%, 5/15/2029(a) 65,000 68,670
167,943
Personal Care Products 0 .1%
Coty, Inc. ,
5.00%, 4/15/2026(a) 40,000 39,403
6.63%, 7/15/2030(a) 60,000 60,930
100,333
Pharmaceuticals 0 .2%
1375209 BC Ltd. ,
9.00%, 1/30/2028(a) 5,000 4,900
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 25,000 15,577
14.00%, 10/15/2030(a) 1,000 575
Bristol-Myers Squibb Co. ,
5.50%, 2/22/2044 25,000 25,586
5.55%, 2/22/2054 100,000 102,838
Merck & Co., Inc. ,
4.50%, 5/17/2033 45,000 44,002
Pfizer Investment Enterprises
Pte. Ltd. ,
5.30%, 5/19/2053 60,000 59,654
Viatris, Inc. ,
1.65%, 6/22/2025 40,000 38,038
291,170
Professional Services 0 .1%
Jacobs Engineering Group,
Inc. ,
5.90%, 3/1/2033 130,000 131,600
VT Topco, Inc. ,
8.50%, 8/15/2030(a) 70,000 73,891
205,491
Real Estate Management & Development 0 .0%
†
InRetail Shopping Malls ,
Reg. S, 5.75%, 4/3/2028 50,000 48,787
Realogy Group LLC ,
5.25%, 4/15/2030(a) 35,000 23,800
72,587
Residential REITs 0 .1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 100,000 99,699
Sun Communities Operating
LP ,
2.70%, 7/15/2031 75,000 61,762
161,461
Retail REITs 0 .0%
†
Realty Income Corp. ,
5.05%, 1/13/2026 60,000 59,788
Semiconductors & Semiconductor Equipment 0 .2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 143,000 123,966
Marvell Technology, Inc. ,
1.65%, 4/15/2026 100,000 93,010
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NXP BV ,
3.88%, 6/18/2026 95,000 92,219
Qorvo, Inc. ,
1.75%, 12/15/2024 45,000 43,669
3.38%, 4/1/2031(a) 35,000 30,101
382,965
Software 0 .2%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 40,000 36,585
Central Parent LLC ,
8.00%, 6/15/2029(a) 50,000 51,832
Clarivate Science Holdings
Corp. ,
4.88%, 7/1/2029(a) 40,000 37,005
Microsoft Corp. ,
2.92%, 3/17/2052 90,000 63,628
Oracle Corp. ,
6.25%, 11/9/2032 10,000 10,699
3.80%, 11/15/2037 15,000 12,578
UKG, Inc. ,
6.88%, 2/1/2031(a) 35,000 35,655
Workday, Inc. ,
3.70%, 4/1/2029 130,000 122,587
370,569
Specialized REITs 0 .3%
American Tower Corp. ,
3.60%, 1/15/2028 80,000 75,581
Crown Castle, Inc. ,
4.30%, 2/15/2029 130,000 124,613
Equinix, Inc. ,
3.90%, 4/15/2032 70,000 63,339
2.95%, 9/15/2051 120,000 77,036
Extra Space Storage LP ,
5.40%, 2/1/2034 65,000 64,714
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 80,000 81,525
4.50%, 2/15/2031(a) 30,000 27,067
513,875
Specialty Retail 0 .2%
Gap, Inc. (The) ,
3.88%, 10/1/2031(a) 60,000 50,754
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 140,000 138,283
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 45,000 38,343
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 30,000 30,494
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(a) 90,000 80,712
Staples, Inc. ,
7.50%, 4/15/2026(a) 20,000 19,519
358,105
Technology Hardware, Storage & Peripherals 0 .1%
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 50,000 50,075

62 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
NetApp, Inc. ,
1.88%, 6/22/2025 95,000 90,860
140,935
Tobacco 0 .1%
BAT Capital Corp. ,
4.54%, 8/15/2047 85,000 65,627
Philip Morris International,
Inc. ,
5.25%, 2/13/2034 65,000 64,424
130,051
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.25%, 3/1/2025 100,000 97,778
Fortress Transportation and
Infrastructure Investors LLC ,
7.88%, 12/1/2030(a) 75,000 78,758
176,536
Transportation Infrastructure 0 .2%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 177,500 151,179
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 178,103
Rutas 2 & 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 173,333 117,636
446,918
Water Utilities 0 .1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 185,000 129,446
Wireless Telecommunication Services 0 .2%
CT Trust ,
Reg. S, 5.13%, 2/3/2032 200,000 177,316
T-Mobile USA, Inc. ,
5.50%, 1/15/2055 185,000 184,646
361,962
Total Corporate Bonds
(cost $24,486,535)
23,641,566
Foreign Government Securities 0 .2%
COLOMBIA 0.1%
Republic of Colombia,
4.13%, 5/15/2051 250,000 154,680
SOUTH AFRICA 0.1%
Republic of South Africa,
4.30%, 10/12/2028 200,000 179,488
Total Foreign Government Securities
(cost $440,152)
334,168
Mortgage-Backed Securities 19 .7%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,316,228 1,201,609
Pool# G08775
4.00%, 8/1/2047 406,456 381,694
Pool# Q51461
3.50%, 10/1/2047 563,619 514,852
FHLMC Pool Gold Pool
Pool# WN2407
4.38%, 5/1/2028 1,800,000 1,760,055
Pool# WA3229
4.09%, 9/1/2032 3,940,643 3,731,938
FHLMC UMBS Pool#
QH2160 ,
6.00%, 10/1/2053 1,920,786
1,968,952
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,804,389
Pool# BL5793
2.54%, 2/1/2032 2,113,000 1,829,378
Pool# BS3020
1.96%, 9/1/2033 1,300,000 1,025,284
Pool# BS3514
2.08%, 10/1/2033 5,900,000 4,676,833
Pool# BS7824
4.99%, 11/1/2039 1,783,496 1,776,660
Pool# BS9551
5.94%, 9/1/2053 1,900,723 2,017,300
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 1,255,889 1,103,424
Pool# MA2888
2.50%, 1/1/2047 968,371 827,231
Pool# AS9937
3.00%, 7/1/2047 961,797 845,230
Pool# MA4097
3.00%, 8/1/2050 2,525,088 2,194,927
Pool# FM4865
2.50%, 11/1/2050 2,865,939 2,388,247
Pool# FS1472
3.50%, 11/1/2050 2,297,339 2,087,564
Pool# FM8215
2.50%, 3/1/2051 1,363,979 1,147,979
Pool# FM7203
2.00%, 5/1/2051 2,399,354 1,922,805
Pool# CB0705
3.00%, 6/1/2051 1,337,852 1,162,487
Pool# MA4416
3.50%, 9/1/2051 1,124,253 1,009,623
Total Mortgage-Backed Securities
(cost $42,509,068)
37,378,461
U.S. Treasury Obligations 19 .9%
U.S. Treasury Bonds
4.75%, 11/15/2043 7,700,000 7,987,547
4.75%, 11/15/2053 11,000,000 11,742,500
4.25%, 2/15/2054 4,600,000 4,523,812
U.S. Treasury Notes
3.88%, 4/30/2025 1,250,000 1,235,156
4.88%, 11/30/2025 1,370,000 1,371,980

NVIT DoubleLine Total Return Tactical Fund - March 31, 2024 (Unaudited) - Statement of Investments - 63
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.50%, 7/15/2026 1,420,000 1,417,892
4.38%, 12/15/2026 2,060,000 2,054,931
3.63%, 5/31/2028 820,000 799,212
4.00%, 6/30/2028 1,500,000 1,483,359
4.38%, 11/30/2028 1,620,000 1,628,543
3.75%, 6/30/2030 1,170,000 1,139,013
4.38%, 11/30/2030 1,080,000 1,088,986
3.50%, 2/15/2033 850,000 805,010
3.88%, 8/15/2033 340,000 330,969
Total U.S. Treasury Obligations
(cost $37,158,689)
37,608,910
Investment Company 2 .0%
Shares
Fixed Income Fund 2 .0%
DoubleLine Floating Rate
Fund, Class I 412,891 3,732,536
Total Investment Company
(cost $3,937,321)
3,732,536
Total Investments
(cost $198,082,843) — 95.9%
181,489,457
Other assets in excess of
liabilities — 4.1% 7,842,722
NET ASSETS — 100.0%
$ 189,332,179
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $37,235,251 which represents 19.67% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2024.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2024. The
maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2024.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Perpetual bond security. The maturity date reflects the next call date.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

64 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT DoubleLine Total Return Tactical Fund - March 31, 2024 (Unaudited) - Statement of Investments - 65
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 31,246,190 $ – $ 31,246,190
Collateralized Mortgage Obligations – 36,580,574 – 36,580,574
Commercial Mortgage-Backed Securities – 10,967,052 – 10,967,052
Corporate Bonds – 23,641,566 – 23,641,566
Foreign Government Securities – 334,168 – 334,168
Investment Company 3,732,536 – – 3,732,536
Mortgage-Backed Securities – 37,378,461 – 37,378,461
U.S. Treasury Obligations – 37,608,910 – 37,608,910
Total $ 3,732,536 $ 177,756,921 $ – $ 181,489,457
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

66 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
Common Stock 0.0%
†
Shares Value ($)
Media Entertainment 0.0%
†
iHeartMedia, Inc., Class A * 4,485 9,374
Total Common Stock
(cost $80,730)
9,374
Corporate Bonds 96.6%
Principal
Amount ($)
Aerospace / Defense 1.6%
TransDigm, Inc. ,
5.50%, 11/15/2027 1,000,000 978,752
6.38%, 3/1/2029(a) 150,000 150,467
4.88%, 5/1/2029 75,000 69,766
6.88%, 12/15/2030(a) 75,000 76,455
6.63%, 3/1/2032(a) 300,000 303,087
1,578,527
Airlines 0.2%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 187,500 186,223
Automotive 6.2%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 300,000 292,464
7.00%, 4/15/2028(a) 75,000 76,635
8.25%, 4/15/2031(a) 75,000 79,143
Clarios Global LP ,
8.50%, 5/15/2027(a) 1,075,000 1,076,626
6.75%, 5/15/2028(a) 100,000 101,363
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 26,000 25,866
Dana, Inc. ,
5.38%, 11/15/2027 25,000 24,456
4.50%, 2/15/2032 325,000 280,905
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 525,000 466,524
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 750,000 721,552
4.39%, 1/8/2026 200,000 195,077
2.70%, 8/10/2026 200,000 186,427
4.27%, 1/9/2027 375,000 360,736
7.35%, 11/4/2027 200,000 209,754
6.80%, 5/12/2028 175,000 181,805
5.11%, 5/3/2029 275,000 266,977
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 500,000 499,353
6.38%, 5/15/2029(a)(b) 300,000 301,534
JB Poindexter & Co., Inc. ,
8.75%, 12/15/2031(a) 275,000 284,249
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 350,000 306,674
ZF North America Capital,
Inc. ,
6.88%, 4/14/2028(a) 150,000 155,580
6,093,700
Banking 0.1%
Ally Financial, Inc. ,
5.75%, 11/20/2025 100,000 99,280
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials 4.3%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 70,218
Beacon Roofing Supply, Inc. ,
6.50%, 8/1/2030(a) 50,000 50,736
Camelot Return Merger Sub,
Inc. ,
8.75%, 8/1/2028(a) 225,000 231,132
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 325,000 305,015
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 725,000 666,698
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 300,000 278,904
Interface, Inc. ,
5.50%, 12/1/2028(a) 325,000 308,803
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 125,000 125,427
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 75,000 69,023
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 200,000 203,950
6.00%, 12/1/2029(a) 575,000 587,367
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 375,000 363,760
3.38%, 1/15/2031(a) 475,000 398,270
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 350,000 343,297
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 200,000 199,805
4,202,405
Building Products 0.6%
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 575,000 580,516
Cable Satellite 7.2%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 50,000 49,237
5.13%, 5/1/2027(a) 200,000 190,554
5.00%, 2/1/2028(a) 525,000 488,725
5.38%, 6/1/2029(a) 50,000 45,772
4.75%, 3/1/2030(a) 750,000 643,981
4.50%, 5/1/2032 400,000 321,438
4.50%, 6/1/2033(a) 125,000 97,640
4.25%, 1/15/2034(a) 50,000 37,743
CSC Holdings LLC ,
5.50%, 4/15/2027(a) 400,000 357,886
7.50%, 4/1/2028(a) 200,000 134,810
5.75%, 1/15/2030(a) 700,000 370,561
4.50%, 11/15/2031(a) 400,000 283,187
Directv Financing LLC ,
5.88%, 8/15/2027(a) 200,000 189,207
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 150,000 103,088
5.13%, 6/1/2029 450,000 187,690
DISH Network Corp. ,
11.75%, 11/15/2027(a) 125,000 127,616

NVIT Federated High Income Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 525,000 491,780
4.00%, 7/15/2028(a) 100,000 91,487
3.88%, 9/1/2031(a) 275,000 229,299
Sunrise FinCo. I BV ,
4.88%, 7/15/2031(a) 625,000 557,799
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 562,878
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 200,000 184,913
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 650,000 560,225
VZ Secured Financing BV ,
5.00%, 1/15/2032(a) 400,000 343,441
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 200,000 197,114
5.13%, 2/28/2030(a) 250,000 214,101
7,062,172
Chemicals 3.0%
Axalta Coating Systems Dutch
Holding B BV ,
7.25%, 2/15/2031(a) 150,000 156,031
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 175,000 168,907
3.38%, 2/15/2029(a) 150,000 134,230
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 206,404
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 69,497
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 550,000 479,992
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 200,000 197,300
Olympus Water US Holding
Corp. ,
7.13%, 10/1/2027(a) 200,000 202,025
4.25%, 10/1/2028(a) 200,000 181,449
9.75%, 11/15/2028(a) 200,000 213,043
6.25%, 10/1/2029(a) 425,000 389,001
SNF Group SACA ,
3.38%, 3/15/2030(a) 250,000 216,403
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 300,000 268,467
7.38%, 3/1/2031(a) 50,000 50,628
2,933,377
Construction Machinery 0.5%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 325,000 297,532
United Rentals North America,
Inc. ,
4.88%, 1/15/2028 150,000 145,974
3.88%, 2/15/2031 50,000 44,800
488,306
Consumer Cyclical Services 3.1%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 124,000 123,918
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Cyclical Services
Allied Universal Holdco LLC,
9.75%, 7/15/2027(a) 675,000 677,028
6.00%, 6/1/2029(a) 200,000 172,085
7.88%, 2/15/2031(a) 200,000 202,559
Garda World Security Corp. ,
9.50%, 11/1/2027(a) 807,000 808,942
7.75%, 2/15/2028(a) 50,000 51,275
6.00%, 6/1/2029(a) 350,000 313,265
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 200,000 195,594
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 250,000 239,602
4.13%, 8/1/2030(a) 250,000 222,436
3,006,704
Consumer Products 1.8%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 800,000 781,192
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 325,000 298,212
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 150,000 149,190
4.75%, 6/15/2028(a) 200,000 185,240
4.38%, 3/31/2029(a) 350,000 313,622
1,727,456
Diversified Manufacturing 0.9%
Gates Global LLC ,
6.25%, 1/15/2026(a) 500,000 498,788
WESCO Distribution, Inc. ,
7.25%, 6/15/2028(a) 400,000 408,375
907,163
Finance Companies 2.4%
Boost Newco Borrower LLC ,
7.50%, 1/15/2031(a) 250,000 261,703
Macquarie Airfinance Holdings
Ltd. ,
6.40%, 3/26/2029(a) 25,000 25,395
8.13%, 3/30/2029(a) 100,000 105,762
6.50%, 3/26/2031(a) 25,000 25,446
Navient Corp. ,
6.75%, 6/25/2025 25,000 25,190
5.50%, 3/15/2029 550,000 512,103
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 250,000 230,981
3.63%, 3/1/2029(a) 275,000 247,375
3.88%, 3/1/2031(a) 75,000 65,340
4.00%, 10/15/2033(a) 75,000 63,532
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 250,000 247,746
5.75%, 6/15/2027(a) 200,000 194,455
5.50%, 4/15/2029(a) 375,000 354,675
2,359,703
Food & Beverage 1.8%
BellRing Brands, Inc. ,
7.00%, 3/15/2030(a) 500,000 515,046
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 49,083

68 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Beverage
Performance Food Group,
Inc.,
4.25%, 8/1/2029(a) 275,000 252,013
Post Holdings, Inc. ,
5.50%, 12/15/2029(a) 325,000 314,064
6.25%, 2/15/2032(a) 100,000 100,729
US Foods, Inc. ,
4.75%, 2/15/2029(a) 450,000 427,165
4.63%, 6/1/2030(a) 150,000 139,153
1,797,253
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 5.1%
Affinity Interactive ,
6.88%, 12/15/2027(a) 275,000 256,957
Boyd Gaming Corp. ,
4.75%, 12/1/2027 100,000 96,334
4.75%, 6/15/2031(a) 50,000 45,947
Caesars Entertainment, Inc. ,
8.13%, 7/1/2027(a) 400,000 409,664
7.00%, 2/15/2030(a) 100,000 102,649
6.50%, 2/15/2032(a) 150,000 151,321
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 49,954
Churchill Downs, Inc. ,
6.75%, 5/1/2031(a) 250,000 251,396
Light & Wonder International,
Inc. ,
7.25%, 11/15/2029(a) 175,000 179,649
7.50%, 9/1/2031(a) 125,000 129,988
MGM Resorts International ,
6.50%, 4/15/2032 225,000 224,256
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 375,000 347,234
Mohegan Tribal Gaming
Authority ,
8.00%, 2/1/2026(a) 550,000 538,180
Ontario Gaming GTA LP ,
8.00%, 8/1/2030(a) 275,000 283,242
Penn Entertainment, Inc. ,
4.13%, 7/1/2029(a) 100,000 85,995
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 175,000 168,335
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 700,000 676,722
Station Casinos LLC ,
4.50%, 2/15/2028(a) 275,000 259,060
4.63%, 12/1/2031(a) 150,000 134,819
6.63%, 3/15/2032(a) 100,000 101,017
VICI Properties LP ,
3.50%, 2/15/2025(a) 25,000 24,451
4.25%, 12/1/2026(a) 150,000 144,220
3.88%, 2/15/2029(a) 25,000 23,009
4.63%, 12/1/2029(a) 150,000 141,859
4.13%, 8/15/2030(a) 75,000 68,198
Corporate Bonds
Principal
Amount ($) Value ($)
Gaming
Wynn Resorts Finance LLC ,
7.13%, 2/15/2031(a) 125,000 129,362
5,023,818
Health Insurance 0.4%
Centene Corp. ,
4.25%, 12/15/2027 100,000 95,348
4.63%, 12/15/2029 275,000 261,079
3.38%, 2/15/2030 50,000 44,247
400,674
Healthcare 4.7%
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 425,000 386,751
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 225,000 213,213
3.88%, 11/1/2029(a) 350,000 315,504
Community Health Systems,
Inc. ,
6.88%, 4/15/2029(a) 400,000 299,487
6.13%, 4/1/2030(a) 250,000 180,278
5.25%, 5/15/2030(a) 150,000 122,312
Embecta Corp. ,
5.00%, 2/15/2030(a) 75,000 61,268
6.75%, 2/15/2030(a) 175,000 151,627
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 250,000 244,622
6.50%, 5/15/2030(a) 175,000 178,590
Medline Borrower LP ,
3.88%, 4/1/2029(a) 175,000 159,286
6.25%, 4/1/2029(a) 175,000 175,784
5.25%, 10/1/2029(a) 1,000,000 945,168
Neogen Food Safety Corp. ,
8.63%, 7/20/2030(a) 175,000 188,519
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 72,134
Tenet Healthcare Corp. ,
6.25%, 2/1/2027 250,000 249,913
5.13%, 11/1/2027 200,000 195,626
6.13%, 10/1/2028 75,000 74,731
4.25%, 6/1/2029 175,000 162,666
6.13%, 6/15/2030 200,000 199,541
4,577,020
Hotel & Resort REITs 0.2%
RHP Hotel Properties LP ,
7.25%, 7/15/2028(a) 50,000 51,491
6.50%, 4/1/2032(a) 150,000 150,506
201,997
Independent Energy 4.0%
Antero Resources Corp. ,
7.63%, 2/1/2029(a) 13,000 13,352
5.38%, 3/1/2030(a) 125,000 120,047
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 350,876
8.25%, 12/31/2028(a) 150,000 154,092
5.88%, 6/30/2029(a) 75,000 71,507
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 125,000 123,393

NVIT Federated High Income Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Callon Petroleum Co. ,
7.50%, 6/15/2030(a) 100,000 105,750
Chesapeake Energy Corp. ,
7.00%, 10/1/2024(c) 200,000 4,000
5.50%, 2/1/2026(a) 25,000 24,841
5.88%, 2/1/2029(a) 25,000 24,795
Chord Energy Corp. ,
6.38%, 6/1/2026(a) 50,000 50,209
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 150,000 157,907
8.63%, 11/1/2030(a) 100,000 107,377
8.75%, 7/1/2031(a) 50,000 53,503
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 400,000 381,457
5.88%, 1/15/2030(a) 150,000 135,841
CrownRock LP ,
5.63%, 10/15/2025(a) 300,000 299,283
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 25,000 25,203
Matador Resources Co. ,
6.50%, 4/15/2032(a) 100,000 100,121
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 325,000 326,017
PDC Energy, Inc. ,
5.75%, 5/15/2026 100,000 99,832
Permian Resources Operating
LLC ,
6.88%, 4/1/2027(a) 275,000 275,103
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 97,349
8.25%, 1/15/2029 125,000 130,026
4.75%, 2/15/2030(a) 75,000 69,926
Rockcliff Energy II LLC ,
5.50%, 10/15/2029(a) 75,000 70,186
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 75,000 77,573
SM Energy Co. ,
6.75%, 9/15/2026 125,000 125,125
6.50%, 7/15/2028 125,000 125,536
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 181,486
5.38%, 3/15/2030 50,000 48,123
3,929,836
Industrial - Other 1.8%
Artera Services LLC ,
8.50%, 2/15/2031(a) 50,000 51,262
Hillenbrand, Inc. ,
6.25%, 2/15/2029 275,000 277,359
Madison IAQ LLC ,
5.88%, 6/30/2029(a) 750,000 686,160
SPX Flow, Inc. ,
8.75%, 4/1/2030(a) 500,000 504,947
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 200,000 193,218
1,712,946
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance - P&C 8.2%
Alliant Holdings Intermediate
LLC ,
7.00%, 1/15/2031(a) 325,000 328,256
AmWINS Group, Inc. ,
6.38%, 2/15/2029(a) 225,000 226,215
4.88%, 6/30/2029(a) 575,000 536,695
Ardonagh Group Finance Ltd. ,
8.88%, 2/15/2032(a) 875,000 863,907
AssuredPartners, Inc. ,
5.63%, 1/15/2029(a) 125,000 115,160
7.50%, 2/15/2032(a) 150,000 147,398
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 900,000 833,008
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 500,000 500,172
HUB International Ltd. ,
5.63%, 12/1/2029(a) 625,000 586,016
7.25%, 6/15/2030(a) 450,000 462,464
7.38%, 1/31/2032(a) 400,000 402,694
Jones Deslauriers Insurance
Management, Inc. ,
8.50%, 3/15/2030(a) 325,000 338,773
10.50%, 12/15/2030(a) 325,000 342,950
NFP Corp. ,
6.88%, 8/15/2028(a) 925,000 936,806
7.50%, 10/1/2030(a) 75,000 79,013
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 500,000 508,355
Ryan Specialty LLC ,
4.38%, 2/1/2030(a) 200,000 186,926
USI, Inc. ,
7.50%, 1/15/2032(a) 575,000 576,059
7,970,867
Interactive Media & Services 0.3%
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 300,000 291,685
Leisure 1.4%
Carnival Corp. ,
7.00%, 8/15/2029(a) 50,000 52,149
NCL Corp. Ltd. ,
5.88%, 3/15/2026(a) 125,000 123,394
8.13%, 1/15/2029(a) 150,000 158,728
7.75%, 2/15/2029(a) 150,000 155,741
NCL Finance Ltd. ,
6.13%, 3/15/2028(a) 100,000 98,752
Royal Caribbean Cruises Ltd. ,
4.25%, 7/1/2026(a) 100,000 96,505
6.25%, 3/15/2032(a) 175,000 176,393
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 450,000 423,832
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 75,000 73,261
1,358,755
Leisure Products 0.1%
Acushnet Co. ,
7.38%, 10/15/2028(a) 50,000 51,814

70 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Lodging 0.2%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 74,767
4.88%, 1/15/2030 100,000 95,880
3.63%, 2/15/2032(a) 50,000 43,050
213,697
Media Entertainment 4.3%
Audacy Capital Corp. ,
6.50%, 5/1/2027(a)(c) 425,000 13,812
6.75%, 3/31/2029(a)(c) 200,000 6,500
CMG Media Corp. ,
8.88%, 12/15/2027(a) 250,000 165,678
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 50,000 48,694
7.00%, 5/15/2027(a) 75,000 69,752
4.75%, 10/15/2030(a) 75,000 49,188
5.38%, 11/15/2031(a) 175,000 114,751
iHeartCommunications, Inc. ,
6.38%, 5/1/2026 75,360 64,289
8.38%, 5/1/2027 445,964 249,127
4.75%, 1/15/2028(a) 125,000 87,800
Lamar Media Corp. ,
4.88%, 1/15/2029 75,000 72,268
3.63%, 1/15/2031 50,000 43,872
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 200,000 191,864
4.75%, 11/1/2028(a) 200,000 182,233
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 25,000 22,649
4.63%, 3/15/2030(a) 150,000 134,525
7.38%, 2/15/2031(a) 25,000 26,186
ROBLOX Corp. ,
3.88%, 5/1/2030(a) 100,000 88,099
Scripps Escrow II, Inc. ,
5.38%, 1/15/2031(a) 75,000 46,145
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 150,000 125,508
Sinclair Television Group, Inc. ,
5.13%, 2/15/2027(a) 225,000 204,758
Stagwell Global LLC ,
5.63%, 8/15/2029(a) 850,000 771,891
TEGNA, Inc. ,
5.00%, 9/15/2029 300,000 268,930
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a) 275,000 280,159
4.50%, 5/1/2029(a) 100,000 89,366
7.38%, 6/30/2030(a) 200,000 197,768
Urban One, Inc. ,
7.38%, 2/1/2028(a) 425,000 360,633
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 200,000 179,214
4,155,659
Metals & Mining 0.6%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 225,000 209,746
7.00%, 3/15/2032(a) 125,000 126,650
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 300,000 283,436
619,832
Midstream 5.8%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 75,030
5.88%, 8/20/2026 300,000 299,503
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 300,000 296,244
5.75%, 1/15/2028(a) 225,000 221,535
5.38%, 6/15/2029(a) 525,000 504,871
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 150,000 142,762
4.00%, 3/1/2031 150,000 136,336
3.25%, 1/31/2032 75,000 63,888
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 175,000 155,972
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 175,000 158,484
Energy Transfer LP ,
8.00%, 4/1/2029(a) 225,000 233,537
7.38%, 2/1/2031(a) 100,000 104,602
EQM Midstream Partners LP ,
7.50%, 6/1/2027(a) 50,000 51,270
6.50%, 7/1/2027(a) 450,000 453,980
5.50%, 7/15/2028 25,000 24,657
4.50%, 1/15/2029(a) 125,000 117,205
6.38%, 4/1/2029(a) 75,000 75,551
4.75%, 1/15/2031(a) 325,000 302,236
6.50%, 7/15/2048 75,000 75,224
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 175,000 169,341
4.25%, 2/15/2030(a) 100,000 91,891
5.50%, 10/15/2030(a) 125,000 121,118
HF Sinclair Corp. ,
6.38%, 4/15/2027(a) 50,000 50,281
5.00%, 2/1/2028(a) 275,000 267,151
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 275,000 277,990
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 148,296
5.00%, 6/1/2031(a) 350,000 319,089
Targa Resources Partners LP ,
6.50%, 7/15/2027 50,000 50,553
5.00%, 1/15/2028 50,000 49,286
5.50%, 3/1/2030 250,000 248,769
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 142,125
Western Midstream Operating
LP ,
4.50%, 3/1/2028 125,000 120,800
5.30%, 3/1/2048 125,000 109,669
5,659,246
Oil Field Services 2.5%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 350,000 351,062
6.25%, 4/1/2028(a) 325,000 321,567

NVIT Federated High Income Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
Oil Field Services
Kodiak Gas Services LLC ,
7.25%, 2/15/2029(a) 75,000 76,394
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 125,000 124,226
7.50%, 1/15/2028(a) 150,000 140,687
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 125,000 124,770
9.13%, 1/31/2030(a) 50,000 51,983
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 92,000 92,095
6.88%, 1/15/2029(a) 125,000 124,768
USA Compression Partners
LP ,
6.88%, 4/1/2026 575,000 574,339
6.88%, 9/1/2027 150,000 150,357
7.13%, 3/15/2029(a) 325,000 329,048
2,461,296
Packaging 4.6%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 525,000 175,688
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 625,000 503,782
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 225,000 141,750
5.25%, 8/15/2027(a) 200,000 126,000
Ball Corp. ,
6.00%, 6/15/2029 100,000 100,950
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 125,000 123,457
Clydesdale Acquisition
Holdings, Inc. ,
8.75%, 4/15/2030(a) 1,050,000 1,031,666
Crown Americas LLC ,
5.25%, 4/1/2030 150,000 144,617
Mauser Packaging Solutions
Holding Co. ,
7.88%, 8/15/2026(a) 175,000 178,282
9.25%, 4/15/2027(a) 375,000 372,013
OI European Group BV ,
4.75%, 2/15/2030(a) 100,000 92,070
Owens-Brockway Glass
Container, Inc. ,
6.63%, 5/13/2027(a) 207,000 207,117
7.25%, 5/15/2031(a) 200,000 203,700
Sealed Air Corp. ,
6.13%, 2/1/2028(a) 25,000 25,052
5.00%, 4/15/2029(a) 75,000 71,990
7.25%, 2/15/2031(a) 125,000 129,961
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 900,000 888,774
4,516,869
Paper 0.3%
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 72,420
3.50%, 3/1/2029(a) 250,000 224,829
Corporate Bonds
Principal
Amount ($) Value ($)
Paper
Graphic Packaging
International LLC,
3.75%, 2/1/2030(a) 25,000 22,233
319,482
Pharmaceuticals 1.2%
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 150,000 93,464
5.00%, 2/15/2029(a) 725,000 302,541
7.25%, 5/30/2029(a) 100,000 43,286
Grifols SA ,
4.75%, 10/15/2028(a) 600,000 496,416
Organon & Co. ,
5.13%, 4/30/2031(a) 250,000 222,277
1,157,984
Professional Services 0.3%
Dun & Bradstreet Corp. (The) ,
5.00%, 12/15/2029(a) 350,000 323,072
Restaurants 1.5%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 225,000 212,834
4.00%, 10/15/2030(a) 975,000 868,727
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 145,852
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 200,000 189,693
4.63%, 1/31/2032 50,000 46,141
5.38%, 4/1/2032 25,000 24,191
1,487,438
Retailers 1.7%
Academy Ltd. ,
6.00%, 11/15/2027(a) 200,000 196,996
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 325,000 299,918
5.00%, 2/15/2032(a) 125,000 113,255
Gap, Inc. (The) ,
3.63%, 10/1/2029(a) 100,000 87,597
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 250,000 224,388
LCM Investments Holdings II
LLC ,
4.88%, 5/1/2029(a) 250,000 229,783
8.25%, 8/1/2031(a) 225,000 235,386
Sally Holdings LLC ,
6.75%, 3/1/2032 200,000 198,436
William Carter Co. (The) ,
5.63%, 3/15/2027(a) 50,000 49,660
1,635,419
Supermarkets 0.5%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 100,000 99,004
6.50%, 2/15/2028(a) 75,000 75,796
3.50%, 3/15/2029(a) 375,000 336,594
511,394
Technology 9.9%
ams-OSRAM AG ,
12.25%, 3/30/2029(a) 150,000 150,686

72 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 825,000 754,560
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 175,000 174,935
Capstone Borrower, Inc. ,
8.00%, 6/15/2030(a) 175,000 181,588
Central Parent LLC ,
8.00%, 6/15/2029(a) 50,000 51,832
Central Parent, Inc. ,
7.25%, 6/15/2029(a) 625,000 638,004
Ciena Corp. ,
4.00%, 1/31/2030(a) 50,000 44,682
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 46,259
4.88%, 7/1/2029(a) 525,000 485,694
Cloud Software Group, Inc. ,
6.50%, 3/31/2029(a) 250,000 237,241
9.00%, 9/30/2029(a) 325,000 311,713
Coherent Corp. ,
5.00%, 12/15/2029(a) 450,000 423,830
Consensus Cloud Solutions,
Inc. ,
6.00%, 10/15/2026(a) 200,000 190,090
6.50%, 10/15/2028(a) 300,000 266,703
Elastic NV ,
4.13%, 7/15/2029(a) 400,000 359,962
Entegris, Inc. ,
5.95%, 6/15/2030(a) 200,000 197,632
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 75,000 70,054
Gartner, Inc. ,
4.50%, 7/1/2028(a) 125,000 119,076
HealthEquity, Inc. ,
4.50%, 10/1/2029(a) 425,000 392,121
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 200,000 179,455
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 225,000 229,288
McAfee Corp. ,
7.38%, 2/15/2030(a) 825,000 756,563
Millennium Escrow Corp. ,
6.63%, 8/1/2026(a) 125,000 73,913
NCR Atleos Corp. ,
9.50%, 4/1/2029(a) 150,000 160,441
NCR Voyix Corp. ,
5.13%, 4/15/2029(a) 300,000 278,236
5.25%, 10/1/2030(a) 325,000 294,050
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 91,876
Open Text Corp. ,
3.88%, 12/1/2029(a) 175,000 155,925
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 150,000 134,381
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 150,000 51,849
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 375,000 321,215
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 47,744
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Seagate HDD Cayman ,
8.25%, 12/15/2029(a) 150,000 161,170
9.63%, 12/1/2032 245,750 279,982
Sensata Technologies BV ,
5.88%, 9/1/2030(a) 200,000 195,670
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 50,000 45,507
3.75%, 2/15/2031(a) 25,000 21,625
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 200,000 195,552
Synaptics, Inc. ,
4.00%, 6/15/2029(a) 125,000 112,499
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 350,000 317,450
UKG, Inc. ,
6.88%, 2/1/2031(a) 275,000 280,150
Viavi Solutions, Inc. ,
3.75%, 10/1/2029(a) 175,000 150,149
9,631,352
Transportation Services 0.5%
Stena International SA ,
7.25%, 1/15/2031(a) 200,000 199,491
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 250,000 247,103
446,594
Utility - Electric 2.8%
Calpine Corp. ,
5.25%, 6/1/2026(a) 16,000 15,834
4.50%, 2/15/2028(a) 125,000 118,559
5.13%, 3/15/2028(a) 300,000 287,923
4.63%, 2/1/2029(a) 75,000 69,414
5.00%, 2/1/2031(a) 50,000 45,865
3.75%, 3/1/2031(a) 150,000 131,357
Enviva Partners LP ,
6.50%, 1/15/2026(a)(c) 152,000 66,120
NextEra Energy Operating
Partners LP ,
7.25%, 1/15/2029(a) 175,000 179,054
NRG Energy, Inc. ,
6.63%, 1/15/2027 26,000 26,013
3.38%, 2/15/2029(a) 150,000 133,264
5.25%, 6/15/2029(a) 275,000 262,903
3.88%, 2/15/2032(a) 5,000 4,285
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 325,000 309,534
4.75%, 1/15/2030(a) 175,000 160,412
TransAlta Corp. ,
7.75%, 11/15/2029 200,000 207,898
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 147,683
5.63%, 2/15/2027(a) 300,000 295,396
5.00%, 7/31/2027(a) 175,000 169,457

NVIT Federated High Income Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 73
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric
Vistra Operations Co. LLC,
7.75%, 10/15/2031(a) 50,000 52,364
2,683,335
Total Corporate Bonds
(cost $100,566,884)
94,364,866
Total Investments
(cost $100,647,614) — 96.6%
94,374,240
Other assets in excess of
liabilities — 3.4% 3,370,594
NET ASSETS — 100.0%
$ 97,744,834
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $82,157,771 which represents 84.05% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2024.

74 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Federated High Income Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Federated High Income Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 75
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stock $ 9,374 $ – $ – $ 9,374
Corporate Bonds
Aerospace / Defense – 1,578,527 – 1,578,527
Airlines – 186,223 – 186,223
Automotive – 6,093,700 – 6,093,700
Banking – 99,280 – 99,280
Building Materials – 4,202,405 – 4,202,405
Cable Satellite – 7,062,172 – 7,062,172
Chemicals – 2,933,377 – 2,933,377
Construction Machinery – 488,306 – 488,306
Consumer Cyclical Services – 3,006,704 – 3,006,704
Consumer Products – 1,727,456 – 1,727,456
Diversified Manufacturing – 907,163 – 907,163
Finance Companies – 2,359,703 – 2,359,703
Food & Beverage – 1,797,253 – 1,797,253
Food & Staples Retailing – – – –
Gaming – 4,610,588 – 4,610,588
Health Insurance – 400,674 – 400,674
Healthcare – 4,577,020 – 4,577,020
Independent Energy – 3,929,836 – 3,929,836
Industrial - Other – 2,293,462 – 2,293,462
Insurance - P&C – 7,970,867 – 7,970,867
Leisure – 673,486 – 673,486
Lodging – 364,203 – 364,203
Media Entertainment – 4,155,659 – 4,155,659
Metals & Mining – 619,832 – 619,832
Midstream – 5,659,246 – 5,659,246
Oil Field Services – 2,461,296 – 2,461,296
Packaging – 4,516,869 – 4,516,869
Paper – 319,482 – 319,482
Pharmaceuticals – 1,157,984 – 1,157,984
REIT – other – 51,491 – 51,491
Restaurants – 2,637,751 – 2,637,751
Retailers – 1,635,419 – 1,635,419
Supermarkets – 511,394 – 511,394
Technology – 10,246,109 – 10,246,109
Transportation Services – 446,594 – 446,594
Utility - Electric – 2,683,335 – 2,683,335
Total Corporate Bonds $ – $ 94,364,866 $ – $ 94,364,866
Total $ 9,374 $ 94,364,866 $ – $ 94,374,240
As of March 31, 2024, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

76 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Government Bond Fund
Asset-Backed Securities 4.7%
Principal
Amount ($) Value ($)
Automobiles 1.4%
Carvana Auto Receivables
Trust, Series 2023-
P3, Class A2, 6.09%,
11/10/2026(a) 783,731 784,655
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 1,781,581 1,792,450
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 2,000,000 2,009,800
4,586,905
Equipment Loans & Leases 1.1%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 2,000,000 2,022,248
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 500,000 505,877
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 966,610 967,156
3,495,281
Other 2.2%
AMSR Trust
Series 2020-SFR1, Class D,
2.62%, 4/17/2037(a) 2,000,000 1,922,162
Series 2020-SFR2, Class C,
2.53%, 7/17/2037(a) 1,339,450 1,279,716
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 648,137 557,779
Reach ABS Trust
Series 2024-1A, Class A,
6.30%, 2/18/2031(a) 621,490 622,736
Series 2023-1A, Class A,
7.05%, 2/18/2031(a) 141,402 141,784
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,164,303
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2029(a) 325,000 312,542
7,001,022
Total Asset-Backed Securities
(cost $15,271,421)
15,083,208
Collateralized Mortgage Obligations 7.8%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 214,744 202,848
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(c) 890,903 868,570
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Cross Mortgage Trust, Series
2024-H1, Class A1, 6.09%,
12/25/2068(a)(c) 1,463,555 1,461,561
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 210,962 209,041
FNMA REMICS
Series 2005-40, Class YG,
5.00%, 5/25/2025 178,948 177,508
Series 2015-92, Class PA,
2.50%, 12/25/2041 2,246,065 2,022,575
Series 2013-59, Class MX,
2.50%, 9/25/2042 8,505,561 7,946,145
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,705,948 1,528,103
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 1,324,256 1,200,199
GCAT Trust, Series 2024-
NQM1, Class A1, 6.01%,
1/25/2059(a)(c) 1,472,140 1,468,189
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 586,591 548,649
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 1,801,992 1,702,978
OBX Trust
Series 2023-NQM1, Class
A1, 6.12%, 11/25/2062(a)(b) 1,268,124 1,267,250
Series 2024-NQM1, Class
A1, 5.93%, 11/25/2063(a)(c) 977,628 975,210
Series 2024-NQM2, Class
A1, 5.88%, 12/25/2063(a)(c) 1,470,583 1,467,274
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(b) 1,439,106 1,376,970
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(c) 769,401 750,942
Total Collateralized Mortgage Obligations
(cost $26,560,793)
25,174,012
Commercial Mortgage-Backed Securities 3.0%
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K-154, Class A2,
4.35%, 1/25/2033(b) 2,800,000 2,734,241
Series K-157, Class A2,
4.20%, 5/25/2033 7,200,000 6,943,990
Total Commercial Mortgage-Backed
Securities
(cost $9,703,969) 9,678,231

NVIT Government Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 77
Corporate Bonds 4.8%
Principal
Amount ($) Value ($)
Financial Services 4.8%
Private Export Funding Corp. ,
Series GG, 2.45%,
7/15/2024 5,500,000 5,453,360
Series OO, 1.75%,
11/15/2024 10,000,000 9,778,304
Total Corporate Bonds
(cost $15,480,445)
15,231,664
Mortgage-Backed Securities 48.4%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,827,828 1,729,374
Pool# G08881
3.50%, 6/1/2049 1,109,106 1,009,069
FHLMC Non Gold Pool Pool#
847558 ,
6.35%, 6/1/2035 (b) 274,869
279,287
FHLMC UMBS Pool
Pool# SD8025
3.50%, 11/1/2049 2,500,255 2,275,886
Pool# SD8030
3.00%, 12/1/2049 1,345,459 1,172,111
Pool# SD8050
3.00%, 3/1/2050 1,983,582 1,726,781
Pool# SD8080
2.00%, 6/1/2050 2,343,720 1,870,474
Pool# SD8171
1.50%, 10/1/2051 2,948,203 2,222,447
Pool# SD8182
2.00%, 12/1/2051 3,955,324 3,135,311
Pool# RA6433
2.50%, 12/1/2051 2,854,793 2,360,338
Pool# SD8199
2.00%, 3/1/2052 4,952,031 3,922,086
Pool# QE0958
2.00%, 3/1/2052 3,569,742 2,830,546
Pool# SD8200
2.50%, 3/1/2052 3,976,522 3,294,668
Pool# QE0799
2.50%, 4/1/2052 2,699,801 2,236,365
Pool# SD8213
3.00%, 5/1/2052 4,539,960 3,909,712
Pool# SD8214
3.50%, 5/1/2052 3,497,706 3,131,953
Pool# SD1413
3.50%, 7/1/2052 3,926,846 3,514,495
Pool# SD8244
4.00%, 9/1/2052 2,780,622 2,575,846
Pool# SD2253
3.50%, 12/1/2052 6,680,452 5,979,215
Pool# SD8288
5.00%, 1/1/2053 2,937,045 2,867,263
Pool# SD8302
6.50%, 2/1/2053 1,258,320 1,285,549
Pool# SD8378
7.00%, 11/1/2053 935,720 964,736
FNMA Pool
Pool# 745684
5.88%, 4/1/2034(b) 859,171 877,643
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 790760
5.92%, 9/1/2034(b) 322,744 322,180
Pool# 799144
5.16%, 4/1/2035(b) 61,912 61,373
Pool# 822705
5.39%, 4/1/2035(b) 139,715 138,288
Pool# 815217
4.81%, 5/1/2035(b) 497,245 490,830
Pool# 821377
5.81%, 5/1/2035(b) 83,521 82,624
Pool# 783609
5.98%, 5/1/2035(b) 334,333 332,995
Pool# 826181
5.85%, 7/1/2035(b) 550,136 548,481
Pool# 873932
6.31%, 8/1/2036 5,557,338 5,534,936
Pool# 745866
6.11%, 9/1/2036(b) 1,306,973 1,342,813
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 8,448,968 7,436,331
Pool# CA1564
4.50%, 4/1/2048 1,156,547 1,120,287
Pool# BM5267
4.50%, 12/1/2048 2,724,647 2,641,720
Pool# MA3746
4.00%, 8/1/2049 1,107,630 1,035,183
Pool# BP5843
2.50%, 5/1/2050 5,322,923 4,439,051
Pool# MA4096
2.50%, 8/1/2050 3,462,764 2,886,332
Pool# MA4119
2.00%, 9/1/2050 4,255,427 3,392,679
Pool# MA4183
2.50%, 11/1/2050 2,907,032 2,423,239
Pool# CB0456
2.50%, 5/1/2051 3,365,551 2,784,204
Pool# FS3885
3.00%, 11/1/2051 2,817,238 2,431,429
Pool# MA4492
2.00%, 12/1/2051 4,839,152 3,837,051
Pool# FS1648
2.50%, 1/1/2052 3,102,578 2,574,521
Pool# FS1476
3.00%, 3/1/2052 1,780,907 1,534,233
Pool# MA4577
2.00%, 4/1/2052 12,820,189 10,148,512
Pool# FS1749
2.50%, 4/1/2052 4,093,278 3,391,128
Pool# MA4656
4.50%, 7/1/2052 3,628,927 3,455,575
Pool# MA4698
3.00%, 8/1/2052 1,870,492 1,610,828
Pool# MA4732
4.00%, 9/1/2052 5,540,062 5,138,104
Pool# MA4805
4.50%, 11/1/2052 2,779,163 2,646,405
Pool# MA4839
4.00%, 12/1/2052 2,360,552 2,186,006
Pool# MA4980
6.00%, 4/1/2053 1,353,340 1,366,398

78 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Government Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 23,876 23,516
Pool# 682492
3.50%, 10/15/2025 47,086 46,114
Pool# 719433
3.50%, 10/15/2025 44,329 43,535
Pool# 733504
3.50%, 11/15/2025 61,290 60,178
Pool# 740930
3.50%, 11/15/2025 50,983 49,887
Pool# 682497
3.50%, 11/15/2025 36,545 35,791
Pool# 749618
3.50%, 11/15/2025 25,897 25,384
Pool# 742371
3.50%, 11/15/2025 19,642 19,220
Pool# 750403
3.50%, 11/15/2025 7,089 6,960
Pool# 755650
3.50%, 12/15/2025 148,805 145,849
Pool# 682502
3.50%, 12/15/2025 13,261 13,067
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 1,998,691 1,997,376
Pool# MA8571
6.00%, 1/20/2053 1,717,364 1,733,387
Pool# MA8647
5.00%, 2/20/2053 1,890,173 1,859,261
Pool# MA8726
5.50%, 3/20/2053 4,668,621 4,665,551
Pool# MA8727
6.00%, 3/20/2053 1,732,454 1,748,619
Pool# MA8801
5.50%, 4/20/2053 2,847,376 2,845,503
Pool# MA9018
6.00%, 7/20/2053 1,444,449 1,457,926
GNMA TBA
6.00%, 4/15/2054 1,600,000 1,613,984
6.50%, 4/15/2054 4,500,000 4,575,028
Total Mortgage-Backed Securities
(cost $168,387,207)
155,471,027
U.S. Government Agency Securities 15.6%
FFCB
3.14%, 7/2/2026 13,500,000 13,067,300
2.75%, 11/6/2026 2,000,000 1,911,634
2.38%, 3/16/2032 15,000,000 12,944,526
3.19%, 3/9/2033 2,475,000 2,243,780
Hashemite Kingdom of
Jordan AID Bond, 3.00%,
6/30/2025 2,125,000 2,054,228
Resolution Funding
Corp.STRIPS, 0.00%,
1/15/2030(d) 15,000,000 11,510,525
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FFCB
State of Israel AID Bond,
5.50%, 9/18/2033(e) 6,024,000 6,472,431
Total U.S. Government Agency Securities
(cost $56,113,119)
50,204,424
U.S. Treasury Obligations 16.4%
U.S. Treasury Bonds
2.50%, 2/15/2046 5,150,000 3,724,496
2.25%, 8/15/2046 18,250,000 12,490,557
1.25%, 5/15/2050 6,000,000 3,068,672
4.75%, 11/15/2053 1,500,000 1,601,250
U.S. Treasury Notes
4.63%, 2/28/2026 (e) 6,000,000 5,995,078
3.63%, 5/15/2026 5,750,000 5,635,898
4.63%, 11/15/2026 (e) 3,000,000 3,009,727
4.13%, 2/15/2027 4,000,000 3,966,250
4.25%, 3/15/2027 7,000,000 6,967,734
4.25%, 2/28/2029 (e) 6,000,000 6,007,969
Total U.S. Treasury Obligations
(cost $57,462,070)
52,467,631
Repurchase Agreement 0.4%
Cantor Fitzgerald & Co.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $1,356,659,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$1,382,972. (f) 1,355,855 1,355,855
Total Repurchase Agreement
(cost $1,355,855)
1,355,855
Total Investments
(cost $350,334,879) — 101.1%
324,666,052
Liabilities in excess of other
assets — (1.1)% (3,674,457)
NET ASSETS — 100.0%
$ 320,991,595

NVIT Government Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 79
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $28,373,848 which represents 8.84% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2024.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $12,663,435, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,355,855 and by $11,667,310 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 4.88%, and maturity
dates ranging from 6/27/2024 – 5/15/2039, a total value of
$13,023,165.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $1,355,855.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
STRIPS Separate Trading of Registered Interest and
Principal Securities
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 338 6/2024 USD 36,171,281 118,845
Net contracts 118,845
As of March 31, 2024, the Fund had $473,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

80 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Government Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 15,083,208 $ – $ 15,083,208
Collateralized Mortgage Obligations – 25,174,012 – 25,174,012
Commercial Mortgage-Backed Securities – 9,678,231 – 9,678,231
Corporate Bonds – 15,231,664 – 15,231,664
Futures Contracts 118,845 – – 118,845
Mortgage-Backed Securities – 155,471,027 – 155,471,027
Repurchase Agreement – 1,355,855 – 1,355,855
U.S. Government Agency Securities – 50,204,424 – 50,204,424

NVIT Government Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 81
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 52,467,631 $ – $ 52,467,631
Total $ 118,845 $ 324,666,052 $ – $ 324,784,897
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 118,845
Total $ 118,845
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

82 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities 25.9%
Principal
Amount ($) Value ($)
Airlines 0.2%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 1,141,767 1,040,742
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 1,796,913 1,790,839
Series 2019-2, Class B,
3.50%, 5/1/2028 110,035 102,031
2,933,612
Automobiles 18.1%
Ally Auto Receivables Trust,
Series 2023-1, Class A3,
5.46%, 5/15/2028 1,810,000 1,819,630
American Credit Acceptance
Receivables Trust
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 1,725,000 1,745,066
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 2,915,000 2,941,419
AmeriCredit Automobile
Receivables Trust, Series
2023-2, Class B, 5.84%,
7/18/2029 5,365,000 5,423,270
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 700,000 698,489
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 4,575,000 4,601,517
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 1,010,000 1,015,001
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 1,205,000 1,209,943
Bridgecrest Lending Auto
Securitization Trust, Series
2023-1, Class A3, 6.51%,
11/15/2027 5,135,000 5,184,087
Capital One Prime Auto
Receivables Trust, Series
2023-2, Class A3, 5.82%,
6/15/2028 3,200,000 3,245,798
Carmax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 5,265,000 5,248,855
Series 2023-3, Class A3,
5.28%, 5/15/2028 1,195,000 1,197,151
Carvana Auto Receivables
Trust, Series 2023-
N1, Class A, 6.36%,
4/12/2027(a) 2,836,360 2,842,313
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 5,523,544 5,529,451
Citizens Auto Receivables
Trust
Series 2023-2, Class A2A,
6.09%, 10/15/2026(a) 2,409,064 2,413,889
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-1, Class A3,
5.11%, 4/17/2028(a) 1,110,000 1,108,686
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 6,600,000 6,641,825
Series 2023-3A, Class A,
6.39%, 8/15/2033(a) 400,000 405,644
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 555,000 569,472
Series 2024-1A, Class A,
5.68%, 3/15/2034(a) 1,220,000 1,224,804
DT Auto Owner Trust, Series
2023-2A, Class B, 5.41%,
2/15/2029(a) 3,470,000 3,451,175
Enterprise Fleet Financing
LLC
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 1,945,000 1,941,788
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 2,977,683 2,980,832
Exeter Automobile
Receivables Trust
Series 2023-5A, Class A3,
6.32%, 3/15/2027 1,715,000 1,726,835
Series 2023-2A, Class B,
5.61%, 9/15/2027 4,035,000 4,023,630
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 3,725,000 3,748,993
Flagship Credit Auto Trust
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 1,090,000 1,096,567
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 5,315,000 5,307,824
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A,
5.14%, 3/15/2026 1,027,404 1,025,353
Series 2023-A, Class A3,
4.65%, 2/15/2028 1,610,000 1,595,654
Series 2023-B, Class A3,
5.23%, 5/15/2028 2,455,000 2,459,711
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,950,000 1,914,190
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 2,640,000 2,646,726
GLS Auto Receivables Issuer
Trust
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 900,000 898,500
Series 2023-2A, Class B,
5.52%, 11/15/2027(a) 2,905,000 2,894,988
Series 2023-3A, Class B,
5.89%, 1/18/2028(a) 3,110,000 3,112,404
GLS Auto Select Receivables
Trust, Series 2023-
2A, Class A2, 6.37%,
6/15/2028(a) 2,586,336 2,604,774

NVIT Loomis Short Term Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 83
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GM Financial Automobile
Leasing Trust
Series 2023-2, Class A3,
5.05%, 7/20/2026 2,940,000 2,928,928
Series 2024-1, Class A3,
5.09%, 3/22/2027 2,490,000 2,488,358
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-2, Class A2A,
5.10%, 5/18/2026 1,004,566 1,002,602
Series 2023-2, Class A3,
4.47%, 2/16/2028 1,660,000 1,641,941
Series 2023-3, Class A3,
5.45%, 6/16/2028 1,365,000 1,371,057
Series 2023-4, Class A3,
5.78%, 8/16/2028 2,395,000 2,430,175
Harley-Davidson Motorcycle
Trust
Series 2023-B, Class A3,
5.69%, 8/15/2028 1,810,000 1,827,396
Series 2023-B, Class A4,
5.78%, 4/15/2031 1,460,000 1,483,343
Hertz Vehicle Financing III
LLC, Series 2023-3A, Class
A, 5.94%, 2/25/2028(a) 2,490,000 2,526,869
Honda Auto Receivables
Owner Trust
Series 2023-2, Class A3,
4.93%, 11/15/2027 2,188,000 2,181,650
Series 2023-3, Class A3,
5.41%, 2/18/2028 3,670,000 3,687,604
Series 2023-4, Class A3,
5.67%, 6/21/2028 975,000 986,799
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 2,050,000 2,053,353
Hyundai Auto Lease
Securitization Trust, Series
2024-A, Class A4, 5.07%,
2/15/2028(a) 1,325,000 1,319,208
Hyundai Auto Receivables
Trust
Series 2023-A, Class A2A,
5.19%, 12/15/2025 1,098,965 1,097,190
Series 2023-A, Class A3,
4.58%, 4/15/2027 2,140,000 2,120,694
Series 2023-B, Class A3,
5.48%, 4/17/2028 1,035,000 1,041,814
Series 2023-C, Class A3,
5.54%, 10/16/2028 1,360,000 1,374,844
LAD Auto Receivables Trust
Series 2023-3A, Class A3,
6.12%, 9/15/2027(a) 4,050,000 4,069,157
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 1,375,000 1,370,036
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 760,000 772,953
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 5,065,000 5,097,524
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Navistar Financial Dealer
Note Master Owner Trust
II, Series 2023-1, Class A,
6.18%, 8/25/2028(a) 1,710,000 1,723,346
NextGear Floorplan Master
Owner Trust, Series 2024-
1A, Class A2, 5.12%,
3/15/2029(a) 1,915,000 1,912,816
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 2,700,000 2,708,195
Nissan Auto Receivables
Owner Trust
Series 2023-A, Class A3,
4.91%, 11/15/2027 4,045,000 4,026,724
Series 2023-B, Class A3,
5.93%, 3/15/2028 1,170,000 1,187,537
Prestige Auto Receivables
Trust, Series 2023-
1A, Class C, 5.65%,
2/15/2028(a) 4,045,000 4,022,366
Santander Drive Auto
Receivables Trust
Series 2023-4, Class B,
5.77%, 12/15/2028 2,575,000 2,592,917
Series 2023-5, Class B,
6.16%, 12/17/2029 3,950,000 4,041,964
Series 2023-3, Class C,
5.77%, 11/15/2030 1,155,000 1,163,646
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 1,660,000 1,659,895
Series 2023-A, Class A3,
6.51%, 4/20/2027(a) 5,725,000 5,814,567
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 645,000 644,855
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 4,295,000 4,314,124
Toyota Auto Receivables
Owner Trust
Series 2023-B, Class A3,
4.71%, 2/15/2028 2,970,000 2,948,077
Series 2023-C, Class A3,
5.16%, 4/17/2028 1,285,000 1,286,167
Toyota Lease Owner Trust
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 3,405,000 3,389,906
Series 2024-A, Class A3,
5.25%, 4/20/2027(a) 2,265,000 2,271,499
Volkswagen Auto Lease Trust,
Series 2023-A, Class A3,
5.81%, 10/20/2026 5,880,000 5,922,202
Volkswagen Auto Loan
Enhanced Trust, Series
2023-1, Class A3, 5.02%,
6/20/2028 1,815,000 1,812,389

84 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
VStrong Auto Receivables
Trust
Series 2023-A, Class A3,
6.87%, 11/15/2027(a) 5,735,000 5,794,323
Series 2024-A, Class B,
5.77%, 7/15/2030(a) 355,000 356,015
Westlake Automobile
Receivables Trust
Series 2022-1A, Class B,
2.75%, 3/15/2027(a) 443,231 441,013
Series 2024-1A, Class A3,
5.44%, 5/17/2027(a) 850,000 849,406
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 4,815,000 4,843,982
Westlake Flooring Master
Trust, Series 2024-
1A, Class A, 5.43%,
2/15/2028(a) 750,000 750,730
Wheels Fleet Lease Funding 1
LLC, Series 2023-1A, Class
A, 5.80%, 4/18/2038(a) 5,525,000 5,528,318
World Omni Auto Receivables
Trust
Series 2023-B, Class A2A,
5.25%, 11/16/2026 1,161,936 1,160,305
Series 2023-B, Class A3,
4.66%, 5/15/2028 2,720,000 2,696,733
Series 2023-D, Class A3,
5.79%, 2/15/2029 1,215,000 1,233,856
World Omni Automobile Lease
Securitization Trust, Series
2023-A, Class A3, 5.07%,
9/15/2026 2,665,000 2,656,773
223,124,395
Credit Card 0.6%
Mission Lane Credit Card
Master Trust, Series
2023-A, Class A, 7.23%,
7/17/2028(a) 765,000 771,310
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 1,055,000 1,064,826
World Financial Network
Credit Card Master Trust,
Series 2023-A, Class A,
5.02%, 3/15/2030 5,960,000 5,919,085
7,755,221
Equipment Loans & Leases 2.5%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 1,135,000 1,141,040
Daimler Trucks Retail Trust,
Series 2023-1, Class A4,
5.93%, 12/16/2030 3,435,000 3,476,244
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 5,385,000 5,448,291
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 6,780,000 6,763,735
GreatAmerica Leasing
Receivables, Series
2023-1, Class A3, 5.15%,
7/15/2027(a) 5,945,000 5,929,634
Kubota Credit Owner Trust,
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 1,605,866 1,604,449
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 2,275,000 2,277,449
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 810,000 808,755
SCF Equipment Leasing LLC,
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 2,655,000 2,677,127
30,126,724
Other 4.3%
37 Capital CLO 1 Ltd., Series
2021-1A, Class A, 6.78%,
10/15/2034(a)(b) 4,230,000 4,229,810
ACHV ABS TRUST
Series 2023-3PL, Class A,
6.60%, 8/19/2030(a) 11,460 11,462
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 1,095,000 1,094,978
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 2,100,000 2,131,116
Series 2023-X1, Class A,
7.11%, 11/15/2028(a) 894,406 898,660
Series 2024-A, Class A,
5.61%, 2/15/2029(a) 1,135,000 1,133,486
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
6.75%, 10/25/2034(a)(b) 2,700,000 2,701,550
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 1,200,000 1,201,379
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 2,187,773 2,234,444
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 5,625,000 5,620,698
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
6.72%, 4/20/2034(a)(b) 700,000 700,015
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 6.72%, 10/25/2034(a)
(b) 3,300,000 3,300,990
Series 2020-12A, Class BR,
7.19%, 10/25/2034(a)(b) 700,000 696,210

NVIT Loomis Short Term Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 85
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Hilton Grand Vacations Trust,
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 1,414,308 1,427,354
Invesco CLO Ltd., Series
2021-1A, Class A1, 6.58%,
4/15/2034(a)(b) 1,350,000 1,350,420
Marlette Funding Trust
Series 2023-2A, Class A,
6.04%, 6/15/2033(a) 1,352,195 1,353,145
Series 2023-3A, Class A,
6.49%, 9/15/2033(a) 1,494,477 1,496,838
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 1,195,000 1,199,567
Reese Park CLO Ltd., Series
2020-1A, Class AR, 6.71%,
10/15/2034(a)(b) 1,300,000 1,300,849
T-Mobile US Trust, Series
2024-1A, Class A, 5.05%,
9/20/2029(a) 1,125,000 1,124,430
Tricon American Homes Trust
Series 2018-SFR1, Class E,
4.56%, 5/17/2037(a) 3,110,000 3,060,076
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,892,823
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 880,183
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,152,836
Verizon Master Trust, Series
2023-2, Class A, 4.89%,
4/13/2028 7,705,000 7,659,727
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 1,550,000 1,551,007
52,404,053
Student Loan 0.2%
Navient Private Education
Refi Loan Trust, Series
2023-A, Class A, 5.51%,
10/15/2071(a) 2,900,921 2,912,744
Total Asset-Backed Securities
(cost $318,663,494)
319,256,749
Collateralized Mortgage Obligations 0.0%
†
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 1,129 1,083
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018^∞ 4,678 0
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 320,002 307,749
Total Collateralized Mortgage Obligations
(cost $333,718)
308,832
Commercial Mortgage-Backed Securities 1.6%
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 1,520,000 1,612,464
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 650,000 684,858
BBCMS Mortgage Trust
Series 2020-BID, Class A,
7.58%, 10/15/2037(a)(b) 825,000 820,875
Series 2024-5C25, Class
A3, 5.95%, 3/15/2057 1,485,000 1,538,981
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 2,590,000 2,647,946
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 685,000 606,225
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 1,190,000 1,216,463
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.55%,
9/10/2035(a)(b) 2,025,000 1,903,481
GS Mortgage Securities Corp.
II, Series 2023-SHIP, Class
A, 4.32%, 9/10/2038(a)(b) 1,825,000 1,773,343
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 175,000 138,520
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,015,000 753,154
Med Trust, Series 2021-
MDLN, Class A, 6.39%,
11/15/2038(a)(b) 2,498,011 2,491,766
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
7.98%, 2/15/2039(a)(b) 1,270,000 1,207,921
Series 2022-TFLM, Class D,
8.83%, 2/15/2039(a)(b) 2,880,000 2,686,494
Total Commercial Mortgage-Backed
Securities
(cost $20,063,294) 20,082,491
Corporate Bonds 44.2%
Aerospace & Defense 0.9%
BAE Systems plc ,
5.13%, 3/26/2029(a) 2,655,000 2,664,186
Bombardier, Inc. ,
7.25%, 7/1/2031(a) 1,470,000 1,472,993

86 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
L3Harris Technologies, Inc. ,
5.05%, 6/1/2029(d) 2,815,000 2,806,006
RTX Corp. ,
5.75%, 11/8/2026 3,830,000 3,888,870
10,832,055
Automobile Components 0.2%
Aptiv plc ,
2.40%, 2/18/2025(d) 3,105,000 3,013,986
Automobiles 1.1%
BMW US Capital LLC ,
4.90%, 4/2/2029(a) 2,595,000 2,594,119
Hyundai Capital America ,
5.95%, 9/21/2026(a) 4,115,000 4,162,822
Nissan Motor Acceptance Co.
LLC ,
7.05%, 9/15/2028(a)(d) 1,085,000 1,134,132
Volkswagen Group of America
Finance LLC ,
5.25%, 3/22/2029(a) 5,345,000 5,348,783
13,239,856
Banks 9.2%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d)(e) 3,000,000 3,051,477
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(e) 2,290,000 2,349,592
(SOFR + 2.33%), 6.61%,
9/13/2029(a)(e) 440,000 458,685
(SOFR + 1.91%), 5.87%,
3/28/2035(a)(e) 500,000 501,401
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 4,110,000 4,114,113
Australia & New Zealand
Banking Group Ltd. ,
5.00%, 3/18/2026 5,630,000 5,626,227
Banco Bilbao Vizcaya
Argentaria SA ,
5.38%, 3/13/2029 3,000,000 3,026,648
Banco Santander SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
5.54%, 3/14/2030(d)(e) 3,800,000 3,799,628
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(e) 2,390,000 2,403,766
(SOFR + 1.62%), 5.60%,
3/20/2030(a)(e) 1,905,000 1,902,638
Bank of Montreal ,
5.27%, 12/11/2026(d) 4,850,000 4,871,466
CaixaBank SA ,
(SOFR + 1.78%), 5.67%,
3/15/2030(a)(d)(e) 3,965,000 3,962,700
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citibank NA ,
5.49%, 12/4/2026(d) 5,670,000 5,730,624
Citizens Bank NA ,
(SOFR + 1.45%), 6.06%,
10/24/2025(e) 2,355,000 2,345,549
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(e) 505,000 504,275
Comerica, Inc. ,
(SOFR + 2.16%), 5.98%,
1/30/2030(d)(e) 1,395,000 1,378,225
Credit Agricole SA ,
(SOFR + 1.69%), 5.34%,
1/10/2030(a)(d)(e) 2,785,000 2,777,061
5.37%, 3/11/2034(a)(d) 1,495,000 1,499,365
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(e) 2,825,000 2,852,306
Fifth Third Bank NA ,
(United States SOFR
Compounded Index
+ 1.23%), 5.85%,
10/27/2025(d)(e) 2,395,000 2,393,076
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 2,000,000 1,984,607
(SOFR + 1.57%), 5.89%,
8/14/2027(e) 1,680,000 1,694,696
HSBC USA, Inc. ,
5.29%, 3/4/2027(d) 5,635,000 5,667,763
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d)(e) 2,115,000 2,164,728
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a)(d) 2,275,000 2,316,543
JPMorgan Chase & Co. ,
(SOFR + 1.57%), 6.09%,
10/23/2029(e) 1,435,000 1,491,843
KeyBank NA ,
5.85%, 11/15/2027 1,685,000 1,671,071
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(e) 2,400,000 2,389,512
5.60%, 12/18/2028(d) 995,000 1,011,481
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(e) 2,820,000 2,859,292
NatWest Markets plc ,
1.60%, 9/29/2026(a)(d) 2,005,000 1,833,172
Royal Bank of Canada ,
5.20%, 7/20/2026(d) 2,985,000 2,994,602
Santander Holdings USA, Inc. ,
(SOFR + 2.50%), 6.17%,
1/9/2030(e) 1,275,000 1,286,492

NVIT Loomis Short Term Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 87
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.63%, 1/19/2030(a)(e) 4,015,000 3,997,890
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
7.02%, 2/8/2030(a)(e) 1,355,000 1,433,943
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a)(d) 3,095,000 3,097,563
Swedbank AB ,
6.14%, 9/12/2026(a)(d) 1,370,000 1,388,224
5.41%, 3/14/2029(a) 2,520,000 2,519,954
Toronto-Dominion Bank (The) ,
4.99%, 4/5/2029 4,310,000 4,310,259
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(d)(e) 1,755,000 1,871,534
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(d)(e) 1,950,000 1,857,212
Wells Fargo Bank NA ,
5.25%, 12/11/2026 5,720,000 5,742,240
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a)(d) 2,825,000 2,825,017
113,958,460
Beverages 1.0%
Anheuser-Busch InBev
Worldwide, Inc. ,
5.00%, 6/15/2034 1,740,000 1,750,353
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 4,930,106
Keurig Dr Pepper, Inc. ,
5.05%, 3/15/2029(d) 5,630,000 5,646,213
12,326,672
Biotechnology 0.4%
Amgen, Inc. ,
5.25%, 3/2/2025(d) 5,000,000 4,984,842
Building Products 0.3%
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a) 3,910,000 3,926,141
Capital Markets 3.9%
Ares Capital Corp. ,
3.25%, 7/15/2025 605,000 584,438
7.00%, 1/15/2027(d) 1,095,000 1,126,470
5.88%, 3/1/2029 575,000 573,280
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.09%), 4.98%,
3/14/2030(e) 735,000 735,632
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026(d) 1,335,000 1,218,084
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(d) 1,435,000 1,265,200
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 1,810,000 1,755,822
5.95%, 3/15/2029 520,000 517,071
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026(a) 900,000 926,985
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(a) 1,675,000 1,737,769
Blue Owl Technology Finance
Corp. II ,
6.75%, 4/4/2029(a) 2,465,000 2,434,423
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a)(d) 1,065,000 1,101,764
Deutsche Bank AG ,
(SOFR + 2.52%), 7.15%,
7/13/2027(e) 1,130,000 1,161,315
(SOFR + 1.59%), 5.71%,
2/8/2028(d)(e) 1,015,000 1,013,526
FS KKR Capital Corp. ,
7.88%, 1/15/2029 2,200,000 2,299,295
Goldman Sachs Bank USA ,
(SOFR + 0.78%), 5.28%,
3/18/2027(e) 5,640,000 5,637,169
Goldman Sachs BDC, Inc. ,
6.38%, 3/11/2027 1,065,000 1,072,938
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(e) 2,985,000 2,994,675
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 1,355,000 1,244,948
6.00%, 7/15/2029 1,190,000 1,168,722
Hercules Capital, Inc. ,
3.38%, 1/20/2027 665,000 610,697
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(d) 1,105,000 1,124,869
Main Street Capital Corp. ,
3.00%, 7/14/2026(d) 1,255,000 1,169,425
Morgan Stanley ,
(SOFR + 1.67%), 4.68%,
7/17/2026(d)(e) 5,000,000 4,946,126
(SOFR + 0.86%), 1.51%,
7/20/2027(d)(e) 3,500,000 3,212,307
New Mountain Finance Corp. ,
6.88%, 2/1/2029 575,000 568,940
Sixth Street Lending Partners ,
6.50%, 3/11/2029(a) 1,295,000 1,294,232
Sixth Street Specialty Lending,
Inc. ,
6.13%, 3/1/2029 980,000 974,332
State Street Corp. ,
4.99%, 3/18/2027(d) 3,445,000 3,451,673
47,922,127
Chemicals 0.8%
Celanese US Holdings LLC ,
6.17%, 7/15/2027(d) 1,620,000 1,649,986
EIDP, Inc. ,
4.50%, 5/15/2026(d) 3,755,000 3,711,761

88 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
LYB International Finance III
LLC ,
1.25%, 10/1/2025(d) 3,260,000 3,060,473
5.50%, 3/1/2034 1,840,000 1,843,402
10,265,622
Commercial Services & Supplies 0.5%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a) 3,045,000 3,054,439
6.32%, 12/4/2028(a) 2,500,000 2,582,108
5,636,547
Construction & Engineering 0.0%
†
CIMIC Finance USA Pty. Ltd. ,
7.00%, 3/25/2034(a) 140,000 143,752
Consumer Finance 2.2%
Ally Financial, Inc. ,
7.10%, 11/15/2027 490,000 511,984
(SOFR + 2.82%), 6.85%,
1/3/2030(e) 1,395,000 1,435,685
American Honda Finance
Corp. ,
4.90%, 3/13/2029 2,820,000 2,812,010
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a)(d) 2,405,000 2,380,024
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(e) 1,170,000 1,217,632
Caterpillar Financial Services
Corp. ,
4.85%, 2/27/2029 1,840,000 1,850,557
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 1,995,000 2,009,774
5.80%, 1/7/2029(d) 2,860,000 2,910,382
Harley-Davidson Financial
Services, Inc. ,
6.50%, 3/10/2028(a) 1,215,000 1,247,060
John Deere Capital Corp. ,
4.90%, 3/7/2031 2,810,000 2,810,766
Macquarie Airfinance Holdings
Ltd. ,
6.40%, 3/26/2029(a) 715,000 726,311
Navient Corp. ,
11.50%, 3/15/2031(d) 1,430,000 1,591,486
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026(d) 2,335,000 2,337,488
Series B, 5.00%,
3/19/2027(d) 3,285,000 3,295,074
27,136,233
Containers & Packaging 0.5%
Smurfit Kappa Treasury ULC ,
5.20%, 1/15/2030(a) 6,145,000 6,132,852
Diversified Telecommunication Services 0.2%
Bell Telephone Co. of Canada
or Bell Canada ,
5.20%, 2/15/2034(d) 1,865,000 1,848,371
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 3.0%
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 1,370,000 1,372,803
Appalachian Power Co. ,
5.65%, 4/1/2034(d) 1,315,000 1,327,155
Duke Energy Corp. ,
4.85%, 1/5/2027(d) 5,720,000 5,696,517
Edison International ,
4.70%, 8/15/2025(d) 2,835,000 2,800,181
Entergy Louisiana LLC ,
5.35%, 3/15/2034 2,805,000 2,815,483
Fells Point Funding Trust ,
3.05%, 1/31/2027(a)(d) 4,700,000 4,409,624
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 810,000 803,270
Georgia Power Co. ,
5.00%, 2/23/2027(d) 2,820,000 2,823,388
ITC Holdings Corp. ,
4.95%, 9/22/2027(a)(d) 4,180,000 4,150,029
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025 2,455,000 2,465,534
Southern California Edison
Co. ,
5.15%, 6/1/2029(d) 2,155,000 2,163,851
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 2,000,000 1,982,310
5.63%, 2/15/2027(a)(d) 1,750,000 1,723,146
Xcel Energy, Inc. ,
5.50%, 3/15/2034(d) 1,855,000 1,844,589
36,377,880
Electronic Equipment, Instruments & Components 0.2%
Flex Ltd. ,
6.00%, 1/15/2028 2,845,000 2,893,795
Entertainment 0.1%
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 1,255,000 1,197,681
Financial Services 1.4%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 2,037,000 1,858,739
JPMorgan Chase Bank NA ,
5.11%, 12/8/2026(d) 5,720,000 5,736,423
Lseg US Fin Corp. ,
5.30%, 3/28/2034(a) 1,540,000 1,549,714
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 2,285,000 2,315,076
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d)(e) 1,645,000 1,687,642
Radian Group, Inc. ,
6.20%, 5/15/2029 1,510,000 1,532,403
Synchrony Bank ,
5.40%, 8/22/2025(d) 2,505,000 2,482,127
17,162,124
Food Products 1.6%
Campbell Soup Co. ,
5.20%, 3/19/2027(d) 3,940,000 3,949,180

NVIT Loomis Short Term Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 89
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Cargill, Inc. ,
4.50%, 6/24/2026(a) 1,580,000 1,566,712
Conagra Brands, Inc. ,
5.30%, 10/1/2026(d) 4,125,000 4,131,601
General Mills, Inc. ,
4.70%, 1/30/2027(d) 4,350,000 4,312,718
Tyson Foods, Inc. ,
5.40%, 3/15/2029(d) 5,625,000 5,675,294
19,635,505
Gas Utilities 0.3%
Spire, Inc. ,
5.30%, 3/1/2026 3,985,000 3,980,729
Ground Transportation 0.0%
†
Penske Truck Leasing Co. LP ,
5.35%, 1/12/2027(a) 275,000 275,199
Health Care Equipment & Supplies 1.1%
DH Europe Finance II Sarl ,
2.20%, 11/15/2024(d) 3,065,000 3,005,566
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(d) 2,925,000 2,921,177
Smith & Nephew plc ,
5.15%, 3/20/2027 3,945,000 3,944,108
Solventum Corp. ,
5.45%, 2/25/2027(a)(d) 3,940,000 3,953,606
13,824,457
Health Care Providers & Services 0.5%
CVS Health Corp. ,
5.00%, 2/20/2026(d) 3,000,000 2,989,524
HCA, Inc. ,
5.38%, 2/1/2025 650,000 648,113
Humana, Inc. ,
5.38%, 4/15/2031(d) 3,030,000 3,031,633
6,669,270
Health Care REITs 0.1%
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 1,820,000 1,799,972
Health Care Technology 0.1%
IQVIA, Inc. ,
6.25%, 2/1/2029(d) 1,295,000 1,344,631
Hotels, Restaurants & Leisure 0.5%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 2,275,000 2,284,948
Hyatt Hotels Corp. ,
5.75%, 1/30/2027(d) 2,050,000 2,081,899
International Game
Technology plc ,
4.13%, 4/15/2026(a) 1,750,000 1,696,458
6,063,305
Insurance 3.8%
AmWINS Group, Inc. ,
6.38%, 2/15/2029(a) 1,245,000 1,251,721
Aon North America, Inc. ,
5.15%, 3/1/2029(d) 2,790,000 2,805,279
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Athene Global Funding ,
5.52%, 3/25/2027(a) 3,070,000 3,073,036
CNA Financial Corp. ,
5.13%, 2/15/2034 250,000 243,235
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 2,055,000 1,921,625
5.75%, 7/2/2026(a) 1,120,000 1,121,131
Jackson National Life Global
Funding ,
5.25%, 4/12/2028(a)(d) 4,180,000 4,086,945
Lincoln National Corp. ,
5.85%, 3/15/2034 1,500,000 1,480,743
MassMutual Global Funding II ,
4.15%, 8/26/2025(a) 1,206,000 1,189,687
Mutual of Omaha Cos. Global
Funding ,
5.80%, 7/27/2026(a) 2,850,000 2,874,978
New York Life Global Funding ,
4.90%, 4/2/2027(a) 6,160,000 6,149,610
Northwestern Mutual Global
Funding ,
5.07%, 3/25/2027(a) 5,620,000 5,642,521
Pricoa Global Funding I ,
4.20%, 8/28/2025(a) 3,000,000 2,959,612
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 5,874,262
Protective Life Global
Funding ,
5.21%, 4/14/2026(a)(d) 4,180,000 4,182,233
SiriusPoint Ltd. ,
7.00%, 4/5/2029 1,685,000 1,684,761
46,541,379
Leisure Products 0.1%
Brunswick Corp. ,
5.85%, 3/18/2029 635,000 641,896
Media 0.2%
Charter Communications
Operating LLC ,
6.15%, 11/10/2026 2,835,000 2,857,201
Metals & Mining 1.4%
Alcoa Nederland Holding BV ,
7.13%, 3/15/2031(a)(d) 1,205,000 1,227,478
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a) 3,260,000 3,303,033
Glencore Funding LLC ,
5.37%, 4/4/2029(a) 6,160,000 6,172,213
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 1,485,000 1,564,001
Newmont Corp. ,
5.35%, 3/15/2034(a) 1,315,000 1,323,386
Reliance, Inc. ,
1.30%, 8/15/2025 3,230,000 3,052,863
16,642,974
Multi-Utilities 2.2%
Ameren Corp. ,
5.70%, 12/1/2026 5,665,000 5,740,355
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026 4,180,000 4,187,111

90 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
DTE Energy Co. ,
4.22%, 11/1/2024(c)(d) 2,980,000 2,952,491
National Grid plc ,
5.42%, 1/11/2034 1,260,000 1,251,125
NiSource, Inc. ,
0.95%, 8/15/2025(d) 3,225,000 3,034,909
5.35%, 4/1/2034 1,130,000 1,123,879
Public Service Enterprise
Group, Inc. ,
5.20%, 4/1/2029 2,105,000 2,106,618
Sempra ,
5.40%, 8/1/2026 2,920,000 2,928,444
WEC Energy Group, Inc. ,
5.60%, 9/12/2026(d) 3,445,000 3,484,814
26,809,746
Oil, Gas & Consumable Fuels 2.1%
Continental Resources, Inc. ,
3.80%, 6/1/2024 4,000,000 3,983,932
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a) 855,000 902,782
EQT Corp. ,
6.13%, 2/1/2025(c) 1,613,000 1,614,921
Kinetik Holdings LP ,
6.63%, 12/15/2028(a)(d) 3,985,000 4,055,750
Phillips 66 Co. ,
5.25%, 6/15/2031 3,905,000 3,957,061
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 3,690,000 3,685,348
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a)(d) 2,595,000 2,684,011
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025(d) 4,500,000 4,436,192
25,319,997
Other Specialized Funds 0.1%
Prologis Targeted US Logistics
Fund LP ,
5.25%, 4/1/2029(a) 1,005,000 1,002,118
Passenger Airlines 0.3%
Air Canada ,
3.88%, 8/15/2026(a)(d) 595,000 567,881
Southwest Airlines Co. ,
5.25%, 5/4/2025(d) 2,895,000 2,883,450
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 237,150
3,688,481
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) ,
5.00%, 2/14/2034(d) 1,735,000 1,721,151
Pharmaceuticals 0.5%
Astrazeneca Finance LLC ,
4.85%, 2/26/2029 2,985,000 2,993,421
Bayer US Finance LLC ,
6.25%, 1/21/2029(a)(d) 2,790,000 2,838,600
5,832,021
Corporate Bonds
Principal
Amount ($) Value ($)
Retail REITs 0.2%
Realty Income Corp. ,
4.75%, 2/15/2029(d) 2,855,000 2,819,806
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 1,265,000 1,205,019
Intel Corp. ,
2.88%, 5/11/2024 2,000,000 1,993,564
Microchip Technology, Inc. ,
5.05%, 3/15/2029(d) 1,360,000 1,360,205
4,558,788
Specialty Retail 0.8%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026 1,165,000 1,163,158
AutoNation, Inc. ,
4.50%, 10/1/2025(d) 465,000 457,847
AutoZone, Inc. ,
5.05%, 7/15/2026(d) 2,830,000 2,834,418
Lowe's Cos., Inc. ,
4.80%, 4/1/2026(d) 2,910,000 2,893,318
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 2,570,000 2,612,288
9,961,029
Technology Hardware, Storage & Peripherals 0.2%
NetApp, Inc. ,
1.88%, 6/22/2025 3,150,000 3,012,728
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
7.35%, 11/27/2028(d) 2,720,000 2,866,073
Tobacco 0.6%
Altria Group, Inc. ,
6.20%, 11/1/2028(d) 2,125,000 2,214,827
BAT Capital Corp. ,
5.83%, 2/20/2031 1,845,000 1,860,834
Philip Morris International,
Inc. ,
4.88%, 2/13/2029 2,850,000 2,831,841
6,907,502
Trading Companies & Distributors 0.9%
Air Lease Corp. ,
5.10%, 3/1/2029(d) 1,425,000 1,415,547
Aircastle Ltd. ,
6.50%, 7/18/2028(a) 1,010,000 1,030,260
5.95%, 2/15/2029(a)(d) 675,000 675,265
GATX Corp. ,
5.40%, 3/15/2027(d) 1,490,000 1,500,192
TTX Co. ,
5.50%, 9/25/2026(a) 5,875,000 5,894,484
10,515,748
Total Corporate Bonds
(cost $542,016,154)
544,290,702

NVIT Loomis Short Term Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 91
Mortgage-Backed Securities 1.6%
Principal
Amount ($) Value ($)
FHLMC Non Gold Pool
Pool# 1Q0648
5.95%, 6/1/2037(b) 84,482 86,009
Pool# 1B3601
6.32%, 10/1/2037(b) 93,724 94,168
FHLMC UMBS Pool#
SD8245 ,
4.50%, 9/1/2052 5,481,664
5,219,802
FNMA Pool
Pool# 747271
6.14%, 7/1/2034(b) 143,505 142,870
Pool# 886345
5.81%, 8/1/2036(b) 26,478 26,259
Pool# 949691
5.98%, 9/1/2037(b) 60,498 60,037
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,613,535 2,314,907
Pool# BN0906
4.00%, 11/1/2048 2,513,476 2,368,519
Pool# MA4700
4.00%, 8/1/2052 3,672,841 3,406,554
Pool# MA4803
3.50%, 11/1/2052 3,303,839 2,958,214
Pool# MA4806
5.00%, 11/1/2052 3,223,815 3,147,478
Total Mortgage-Backed Securities
(cost $19,917,501)
19,824,817
U.S. Treasury Obligations 25.5%
U.S. Treasury Notes
4.50%, 11/30/2024 (d)(f) 24,570,000 24,451,949
5.00%, 10/31/2025 128,960,000 129,322,700
4.63%, 2/28/2026 (d) 158,490,000 158,359,989
4.25%, 2/28/2029 (d) 2,405,000 2,408,194
Total U.S. Treasury Obligations
(cost $314,509,776)
314,542,832
Repurchase Agreements 3.6%
Bank of America NA
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,001,185,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 4.00%, maturing
4/1/2042 - 8/1/2045; total
market value $2,040,000.
(g) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $3,001,777,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 6.04%, maturing
2/25/2028 - 10/20/2069;
total market value
$3,060,000. (g) 3,000,000 3,000,000
Cantor Fitzgerald & Co.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $1,392,145,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$1,419,147. (g) 1 ,391,321 1,391,321
Cantor Fitzgerald & Co.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $3,001,777,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$3,060,000. (g) 3,000,000 3,000,000
MetLife, Inc.
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $6,003,540,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046; total
market value $6,124,256.
(g) 6,000,000 6,000,000
Pershing LLC
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $25,014,806,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $25,500,008. (g) 25,000,000 25,000,000

92 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
5.34%, dated 3/28/2024,
due 4/1/2024, repurchase
price $3,752,225,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069;
total market value
$3,825,567. (g) 3,750,000 3,750,000
Total Repurchase Agreements
(cost $44,141,321)
44,141,321
Total Investments
(cost $1,259,645,258) — 102.4%
1,262,447,744
Liabilities in excess of other
assets — (2.4)% (30,081,180)
NET ASSETS — 100.0%
$ 1,232,366,564
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $412,229,010 which represents 33.45% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2024.
(d) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $145,663,576, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $44,141,321 and by $105,712,139 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.47%, and maturity
dates ranging from 4/2/2024 – 2/15/2054, a total value of
$149,853,460.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2024.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $44,141,321.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (812) 6/2024 USD (89,967,063) (477,118)
Net contracts (477,118)
As of March 31, 2024, the Fund had $1,725,500 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Loomis Short Term Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 93
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

94 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 319,256,749 $ – $ 319,256,749
Collateralized Mortgage Obligations   – 308,832 – 308,832
Commercial Mortgage-Backed Securities – 20,082,491 – 20,082,491
Corporate Bonds – 544,290,702 – 544,290,702
Mortgage-Backed Securities – 19,824,817 – 19,824,817
Repurchase Agreements – 44,141,321 – 44,141,321
U.S. Treasury Obligations – 314,542,832 – 314,542,832
Total Assets $ – $ 1,262,447,744 $ – $ 1,262,447,744
Liabilities:
Futures Contracts $ (477,118) $ – $ – $ (477,118)
Total Liabilities $ (477,118) $ – $ – $ (477,118)
Total $ (477,118) $ 1,262,447,744 $ – $ 1,261,970,626
Collateralized
Mortgage
Obligation Total
Balance as of 12/31/2023 $ — $ —
Accrued Accretion/(Amortization) (1) (1)
Realized Gains (Losses) (27) (27)
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 28 28
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 3/31/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 3/31/2024 $ 28 $ 28

NVIT Loomis Short Term Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 95
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of March 31, 2024 are disclosed in the Statement of
Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
As of March 31, 2024, the Fund had no open swap contracts.
(b) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things,

96 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Loomis Short Term Bond Fund
the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
As of March 31, 2024, the Fund had no open option contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:

NVIT Loomis Short Term Bond Fund - March 31, 2024 (Unaudited) - Statement of Investments - 97
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Liabilities: Fair Value
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (477,118)
Total $ (477,118)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0 .5%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust
Series 2013-1, Class A,
4.30%, 8/15/2025 264,161 259,113
Series 2020-1, Class A,
5.88%, 10/15/2027 215,630 214,901
Series 2023-1, Class A,
5.80%, 1/15/2036 103,000 104,730
578,744
Automobiles 0 .2%
Santander Drive Auto
Receivables Trust, Series
2024-1, Class B, 5.23%,
12/15/2028 210,000 209,566
Toyota Auto Receivables
Owner Trust, Series 2023-A,
Class A3, 4.63%, 9/15/2027 4,384,000 4,345,779
4,555,345
Credit Card 0 .2%
American Express Credit
Account Master Trust
Series 2022-2, Class A,
3.39%, 5/15/2027 1,500,000 1,468,826
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 507,991
Capital One Multi-Asset
Execution Trust, Series
2022-A3, Class A, 4.95%,
10/15/2027 1,500,000 1,494,154
3,470,971
Other 0 .1%
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 488,398
Verizon Master Trust, Series
2023-1, Class A, 4.49%,
1/22/2029 1,000,000 988,403
1,476,801
Total Asset-Backed Securities
(cost $10,128,489)
10,081,861
Commercial Mortgage-Backed Securities 1 .7%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,306,358
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 957,345
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,742,745
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,224,998
Citigroup Commercial
Mortgage Trust
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 555,103
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,408,056
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,578,572
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,190,940
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,384,924
Series K517, Class A2,
5.36%, 1/25/2029(a) 1,910,000 1,961,260
Series K100, Class A2,
2.67%, 9/25/2029 3,500,000 3,176,210
Series K115, Class A2,
1.38%, 6/25/2030 960,000 793,564
Series K120, Class A2,
1.50%, 10/25/2030 2,000,000 1,649,820
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,654,541
Series K-155, Class A2,
4.25%, 4/25/2033 1,000,000 968,292
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,311,628
FNMA ACES REMICS, Series
2018-M14, Class A2,
3.58%, 8/25/2028(a) 1,327,212 1,270,671
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,456,884
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 971,315
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,084,314
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,512,504
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,460,235
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,418,165
Total Commercial Mortgage-Backed
Securities
(cost $40,741,489) 37,038,444
Corporate Bonds 25 .4%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
4.88%, 5/1/2025 300,000 296,667
2.20%, 2/4/2026 550,000 514,910
2.25%, 6/15/2026 500,000 464,389
5.04%, 5/1/2027(b) 500,000 490,571
3.20%, 3/1/2029 150,000 134,002

2 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
2.95%, 2/1/2030(b) 85,000 73,411
5.15%, 5/1/2030(b) 400,000 387,003
3.25%, 2/1/2035(b) 100,000 78,688
5.71%, 5/1/2040(b) 350,000 334,999
3.75%, 2/1/2050 200,000 139,128
5.81%, 5/1/2050 500,000 473,064
5.93%, 5/1/2060 360,000 337,513
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 41,442
2.63%, 11/15/2027 300,000 277,874
3.63%, 4/1/2030 200,000 187,999
2.25%, 6/1/2031(b) 30,000 25,418
2.85%, 6/1/2041 50,000 37,004
4.25%, 4/1/2050(b) 200,000 174,191
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027(b) 200,000 187,859
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027 100,000 100,714
5.05%, 6/1/2029 50,000 49,840
2.90%, 12/15/2029 100,000 89,007
1.80%, 1/15/2031(b) 185,000 150,216
5.25%, 6/1/2031(b) 45,000 44,917
5.40%, 7/31/2033 95,000 95,597
5.35%, 6/1/2034(b) 35,000 35,000
4.85%, 4/27/2035 90,000 86,035
Leidos, Inc. ,
3.63%, 5/15/2025 100,000 97,760
Lockheed Martin Corp. ,
3.55%, 1/15/2026(b) 126,000 122,991
4.50%, 2/15/2029 45,000 44,573
3.90%, 6/15/2032 50,000 46,922
5.25%, 1/15/2033 25,000 25,697
4.80%, 8/15/2034 50,000 49,446
3.60%, 3/1/2035(b) 110,000 97,431
4.07%, 12/15/2042 393,000 340,649
4.70%, 5/15/2046 250,000 233,417
4.09%, 9/15/2052(b) 300,000 251,917
4.15%, 6/15/2053(b) 100,000 84,352
5.70%, 11/15/2054(b) 25,000 26,643
4.30%, 6/15/2062(b) 100,000 84,693
5.90%, 11/15/2063(b) 130,000 142,395
Northrop Grumman Corp. ,
3.25%, 1/15/2028(b) 400,000 377,969
4.60%, 2/1/2029 50,000 49,433
4.70%, 3/15/2033(b) 100,000 97,623
4.90%, 6/1/2034(b) 50,000 49,132
4.75%, 6/1/2043 250,000 230,126
4.03%, 10/15/2047 400,000 327,093
4.95%, 3/15/2053 75,000 70,456
5.20%, 6/1/2054 100,000 97,391
RTX Corp. ,
3.95%, 8/16/2025(b) 200,000 196,711
5.00%, 2/27/2026 75,000 74,805
5.75%, 11/8/2026 75,000 76,153
4.13%, 11/16/2028(b) 250,000 241,821
5.75%, 1/15/2029(b) 75,000 77,604
6.00%, 3/15/2031(b) 175,000 183,961
1.90%, 9/1/2031(b) 50,000 40,304
2.38%, 3/15/2032(b) 185,000 152,407
5.15%, 2/27/2033(b) 125,000 125,238
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
RTX Corp.,
6.10%, 3/15/2034 110,000 117,566
4.70%, 12/15/2041 50,000 45,215
4.50%, 6/1/2042 700,000 624,569
3.75%, 11/1/2046 100,000 77,390
4.63%, 11/16/2048 400,000 355,559
3.03%, 3/15/2052 195,000 129,118
5.38%, 2/27/2053(b) 95,000 93,691
6.40%, 3/15/2054 50,000 56,568
10,924,247
Air Freight & Logistics 0 .1%
FedEx Corp. ,
3.10%, 8/5/2029(b) 100,000 91,811
3.90%, 2/1/2035(b) 380,000 338,966
4.55%, 4/1/2046 500,000 431,225
5.25%, 5/15/2050 200,000 191,566
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 94,432
4.88%, 3/3/2033(b) 60,000 60,075
6.20%, 1/15/2038 295,000 326,467
3.40%, 9/1/2049 320,000 241,105
5.30%, 4/1/2050(b) 150,000 152,507
5.05%, 3/3/2053(b) 60,000 58,912
1,987,066
Automobile Components 0 .0%
†
Aptiv plc ,
3.25%, 3/1/2032(b) 110,000 95,677
5.40%, 3/15/2049 50,000 45,627
3.10%, 12/1/2051(b) 50,000 31,535
4.15%, 5/1/2052(b) 100,000 76,595
BorgWarner, Inc. ,
2.65%, 7/1/2027 55,000 50,923
Lear Corp. ,
2.60%, 1/15/2032 50,000 41,021
5.25%, 5/15/2049 150,000 136,872
Magna International, Inc. ,
5.05%, 3/14/2029(b) 25,000 24,987
5.50%, 3/21/2033(b) 20,000 20,581
523,818
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032(b) 100,000 83,181
6.10%, 8/19/2032 100,000 101,331
4.75%, 1/15/2043(b) 200,000 166,076
5.29%, 12/8/2046 300,000 266,721
General Motors Co. ,
6.13%, 10/1/2025(b) 400,000 403,365
4.20%, 10/1/2027(b) 250,000 242,074
6.80%, 10/1/2027(b) 100,000 104,707
5.40%, 10/15/2029 60,000 60,163
5.60%, 10/15/2032 90,000 91,082
5.15%, 4/1/2038(b) 250,000 234,655
6.25%, 10/2/2043(b) 300,000 306,884
5.20%, 4/1/2045 250,000 224,590
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032(b) 100,000 88,563
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 250,000 304,394

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Toyota Motor Corp. ,
5.12%, 7/13/2028 25,000 25,508
5.12%, 7/13/2033 25,000 26,380
2,729,674
Banks 4 .7%
Banco Bilbao Vizcaya
Argentaria SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
6.03%, 3/13/2035(c) 200,000 202,966
Banco Santander SA ,
2.75%, 5/28/2025 200,000 193,347
5.18%, 11/19/2025 200,000 197,754
5.29%, 8/18/2027 400,000 399,075
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(b)(c) 200,000 182,421
3.80%, 2/23/2028(b) 600,000 567,613
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.18%, 3/24/2028(c) 200,000 192,772
5.59%, 8/8/2028 200,000 202,825
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.23%, 11/22/2032(c) 200,000 166,163
6.92%, 8/8/2033 200,000 209,294
6.94%, 11/7/2033 200,000 220,908
Bank of America Corp. ,
Series L, 3.95%, 4/21/2025 310,000 305,036
3.88%, 8/1/2025 250,000 246,070
4.45%, 3/3/2026(b) 125,000 123,125
(SOFR + 1.33%), 3.38%,
4/2/2026(c) 400,000 391,227
3.50%, 4/19/2026 290,000 281,233
(SOFR + 1.75%), 4.83%,
7/22/2026(b)(c) 235,000 232,886
4.25%, 10/22/2026(b) 435,000 425,367
(SOFR + 1.01%), 1.20%,
10/24/2026(b)(c) 200,000 187,193
(SOFR + 1.29%), 5.08%,
1/20/2027(c) 220,000 218,892
(CME Term SOFR 3
Month + 1.32%), 3.56%,
4/23/2027(b)(c) 100,000 96,492
(SOFR + 0.96%), 1.73%,
7/22/2027(c) 850,000 783,657
(SOFR + 1.34%), 5.93%,
9/15/2027(b)(c) 125,000 126,676
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(c) 500,000 481,578
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 280,000 260,265
(SOFR + 1.58%), 4.38%,
4/27/2028(b)(c) 260,000 253,811
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 2.04%), 4.95%,
7/22/2028(c) 250,000 248,092
(SOFR + 1.99%), 6.20%,
11/10/2028(b)(c) 70,000 72,412
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(c) 600,000 562,884
(SOFR + 1.63%), 5.20%,
4/25/2029(c) 215,000 215,204
(SOFR + 1.06%), 2.09%,
6/14/2029(c) 100,000 88,368
(CME Term SOFR 3
Month + 1.57%), 4.27%,
7/23/2029(b)(c) 600,000 578,349
(SOFR + 1.57%), 5.82%,
9/15/2029(b)(c) 125,000 128,167
(CME Term SOFR 3
Month + 1.45%), 2.88%,
10/22/2030(c) 200,000 177,713
(CME Term SOFR 3
Month + 1.25%), 2.50%,
2/13/2031(b)(c) 200,000 172,288
(SOFR + 2.15%), 2.59%,
4/29/2031(c) 600,000 517,288
(SOFR + 1.37%), 1.92%,
10/24/2031(b)(c) 400,000 325,928
(SOFR + 1.32%), 2.69%,
4/22/2032(b)(c) 630,000 533,264
(SOFR + 1.22%), 2.30%,
7/21/2032(b)(c) 100,000 81,831
(SOFR + 1.21%), 2.57%,
10/20/2032(b)(c) 280,000 232,295
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 350,000 297,654
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 290,000 275,476
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(c) 665,000 654,531
(SOFR + 1.91%), 5.29%,
4/25/2034(b)(c) 680,000 677,933
(SOFR + 1.84%), 5.87%,
9/15/2034(b)(c) 125,000 129,646
(SOFR + 1.65%), 5.47%,
1/23/2035(b)(c) 360,000 362,347
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(c) 300,000 239,950
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(c) 350,000 314,841
7.75%, 5/14/2038 200,000 242,643
(CME Term SOFR 3
Month + 1.58%), 4.08%,
4/23/2040(b)(c) 100,000 86,399
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 300,000 213,458
5.88%, 2/7/2042(b) 250,000 266,709
(SOFR + 1.58%), 3.31%,
4/22/2042(b)(c) 300,000 231,094

4 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
5.00%, 1/21/2044 50,000 48,390
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(b)(c) 300,000 263,287
(CME Term SOFR 3
Month + 1.78%), 4.33%,
3/15/2050(c) 300,000 258,225
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(b)(c) 600,000 492,016
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 39,203
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(c) 50,000 33,643
Bank of America NA ,
5.65%, 8/18/2025 250,000 251,515
5.53%, 8/18/2026(b) 250,000 252,536
Bank of Montreal ,
1.85%, 5/1/2025(b) 500,000 481,507
5.92%, 9/25/2025 50,000 50,508
5.30%, 6/5/2026(b) 40,000 40,103
1.25%, 9/15/2026(b) 300,000 273,681
2.65%, 3/8/2027 100,000 93,732
5.20%, 2/1/2028(b) 150,000 151,111
5.72%, 9/25/2028 100,000 102,700
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 90,000 88,215
5.45%, 6/12/2025(b) 40,000 40,036
4.75%, 2/2/2026(b) 60,000 59,556
1.05%, 3/2/2026(b) 250,000 231,204
1.35%, 6/24/2026 300,000 276,486
1.30%, 9/15/2026(b) 200,000 182,603
5.35%, 12/7/2026 50,000 50,255
1.95%, 2/2/2027 50,000 46,056
5.25%, 6/12/2028(b) 40,000 40,349
4.85%, 2/1/2030 60,000 59,561
2.15%, 8/1/2031(b) 300,000 246,671
2.45%, 2/2/2032 50,000 41,401
5.65%, 2/1/2034(b) 50,000 51,508
Barclays plc ,
5.20%, 5/12/2026(b) 500,000 494,851
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
5.30%, 8/9/2026(c) 200,000 198,951
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.05%),
7.33%, 11/2/2026(b)(c) 200,000 204,906
(SOFR + 2.21%), 5.83%,
5/9/2027(c) 200,000 200,425
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(b)(c) 400,000 367,854
4.34%, 1/10/2028 200,000 192,945
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(c) 200,000 199,424
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c) 200,000 212,092
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 400,000 392,008
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(b)(c) 200,000 192,668
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(c) 200,000 222,151
(SOFR + 2.98%), 6.22%,
5/9/2034(c) 400,000 412,559
5.25%, 8/17/2045(b) 205,000 195,957
4.95%, 1/10/2047(b) 200,000 182,646
Canadian Imperial Bank of
Commerce ,
5.14%, 4/28/2025 60,000 59,808
3.95%, 8/4/2025 60,000 58,927
1.25%, 6/22/2026(b) 200,000 184,264
5.62%, 7/17/2026 25,000 25,220
5.93%, 10/2/2026(b) 50,000 50,959
5.00%, 4/28/2028(b) 60,000 59,789
5.99%, 10/3/2028 50,000 51,865
6.09%, 10/3/2033 50,000 52,605
Citibank NA ,
5.86%, 9/29/2025 250,000 252,396
5.49%, 12/4/2026 250,000 252,673
5.80%, 9/29/2028 250,000 258,792
Citigroup, Inc. ,
3.30%, 4/27/2025(b) 560,000 547,883
4.60%, 3/9/2026 350,000 344,447
(SOFR + 2.84%), 3.11%,
4/8/2026(c) 400,000 389,875
3.40%, 5/1/2026(b) 500,000 481,425
(SOFR + 1.55%), 5.61%,
9/29/2026(b)(c) 230,000 230,366
3.20%, 10/21/2026 500,000 476,177
(SOFR + 0.77%), 1.46%,
6/9/2027(c) 285,000 261,781
4.45%, 9/29/2027 500,000 486,398
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(b)(c) 500,000 482,135
(SOFR + 1.28%), 3.07%,
2/24/2028(b)(c) 400,000 376,249
(SOFR + 1.89%), 4.66%,
5/24/2028(b)(c) 70,000 68,941
(SOFR + 1.36%), 5.17%,
2/13/2030(c) 605,000 602,177
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(c) 250,000 235,554
(SOFR + 1.42%), 2.98%,
11/5/2030(b)(c) 200,000 177,656
(SOFR + 1.15%), 2.67%,
1/29/2031(b)(c) 100,000 86,667

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 3.91%), 4.41%,
3/31/2031(b)(c) 300,000 285,948
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 256,348
(SOFR + 1.17%), 2.56%,
5/1/2032(b)(c) 245,000 204,331
6.63%, 6/15/2032 83,000 88,958
(SOFR + 1.35%), 3.06%,
1/25/2033(c) 450,000 382,570
(SOFR + 1.94%), 3.79%,
3/17/2033(c) 90,000 80,392
(SOFR + 2.09%), 4.91%,
5/24/2033(c) 335,000 322,963
(SOFR + 2.34%), 6.27%,
11/17/2033(b)(c) 200,000 211,233
(SOFR + 2.66%), 6.17%,
5/25/2034(c) 445,000 451,892
(SOFR + 2.06%), 5.83%,
2/13/2035(c) 175,000 173,248
8.13%, 7/15/2039 350,000 447,851
(SOFR + 4.55%), 5.32%,
3/26/2041(b)(c) 300,000 297,399
6.68%, 9/13/2043(b) 150,000 167,571
4.65%, 7/23/2048(b) 200,000 180,967
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030(b) 170,000 143,530
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 40,000 37,337
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 229,334
Cooperatieve Rabobank UA ,
3.38%, 5/21/2025 250,000 245,210
5.25%, 5/24/2041(b) 175,000 179,197
5.25%, 8/4/2045 250,000 245,331
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(c) 40,000 38,193
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(c) 60,000 61,396
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(b)(c) 60,000 57,761
(SOFR + 1.84%), 5.63%,
1/29/2032(b)(c) 100,000 100,102
(SOFR + 1.66%), 4.34%,
4/25/2033(b)(c) 40,000 36,511
Fifth Third Bank NA ,
3.95%, 7/28/2025 200,000 195,966
3.85%, 3/15/2026 300,000 288,907
2.25%, 2/1/2027(b) 295,000 272,813
HSBC Holdings plc ,
(SOFR + 1.54%), 1.65%,
4/18/2026(c) 700,000 670,475
3.90%, 5/25/2026(b) 700,000 681,570
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 3.03%), 7.34%,
11/3/2026(b)(c) 300,000 308,649
(SOFR + 1.57%), 5.89%,
8/14/2027(b)(c) 400,000 403,499
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 200,000 184,327
(SOFR + 2.11%), 4.76%,
6/9/2028(c) 200,000 196,130
(SOFR + 3.35%), 7.39%,
11/3/2028(c) 215,000 228,742
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 200,000 175,285
(SOFR + 1.46%), 5.55%,
3/4/2030(c) 200,000 201,195
4.95%, 3/31/2030(b) 200,000 198,598
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(b)(c) 200,000 186,916
(SOFR + 1.95%), 2.36%,
8/18/2031(c) 300,000 250,042
(SOFR + 1.19%), 2.80%,
5/24/2032(c) 220,000 184,556
(SOFR + 2.53%), 4.76%,
3/29/2033(c) 200,000 185,884
(SOFR + 2.87%), 5.40%,
8/11/2033(b)(c) 300,000 299,148
(SOFR + 4.25%), 8.11%,
11/3/2033(b)(c) 300,000 343,478
(SOFR + 2.39%), 6.25%,
3/9/2034(b)(c) 200,000 210,773
(SOFR + 3.02%), 7.40%,
11/13/2034(b)(c) 200,000 218,735
(SOFR + 1.78%), 5.72%,
3/4/2035(c) 200,000 202,413
6.50%, 5/2/2036 200,000 207,400
6.50%, 9/15/2037 200,000 208,208
6.80%, 6/1/2038 200,000 213,457
(SOFR + 2.65%), 6.33%,
3/9/2044(b)(c) 200,000 214,514
5.25%, 3/14/2044(b) 250,000 236,648
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(c) 30,000 28,950
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(c) 100,000 99,712
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c) 250,000 190,433
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(c) 250,000 242,301
ING Groep NV ,
3.95%, 3/29/2027 300,000 289,881
(SOFR + 1.83%), 4.02%,
3/28/2028(c) 400,000 385,406

6 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV,
4.55%, 10/2/2028(b) 200,000 195,906
(SOFR + 1.77%), 5.55%,
3/19/2035(c) 200,000 198,469
JPMorgan Chase & Co. ,
3.30%, 4/1/2026(b) 500,000 484,161
(SOFR + 1.32%), 4.08%,
4/26/2026(b)(c) 355,000 349,561
2.95%, 10/1/2026(b) 1,000,000 953,160
(SOFR + 0.80%), 1.05%,
11/19/2026(c) 250,000 233,099
8.00%, 4/29/2027(b) 290,000 315,255
(SOFR + 0.77%), 1.47%,
9/22/2027(b)(c) 200,000 182,490
4.25%, 10/1/2027(b) 500,000 488,662
(SOFR + 1.33%), 6.07%,
10/22/2027(c) 170,000 173,456
(SOFR + 1.19%), 5.04%,
1/23/2028(c) 80,000 79,724
(SOFR + 1.17%), 2.95%,
2/24/2028(b)(c) 85,000 79,865
(SOFR + 1.56%), 4.32%,
4/26/2028(c) 360,000 351,692
(CME Term SOFR 3
Month + 1.64%), 3.54%,
5/1/2028(b)(c) 500,000 477,656
(SOFR + 1.99%), 4.85%,
7/25/2028(c) 180,000 178,482
(CME Term SOFR 3
Month + 1.38%), 4.01%,
4/23/2029(c) 300,000 287,556
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 500,000 443,527
(SOFR + 1.45%), 5.30%,
7/24/2029(b)(c) 235,000 236,746
(SOFR + 1.57%), 6.09%,
10/23/2029(b)(c) 165,000 171,536
(SOFR + 1.31%), 5.01%,
1/23/2030(c) 175,000 174,283
(SOFR + 1.75%), 4.57%,
6/14/2030(c) 200,000 195,021
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 400,000 345,712
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(b)(c) 75,000 63,408
(SOFR + 1.18%), 2.55%,
11/8/2032(b)(c) 510,000 424,374
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 130,000 110,998
(SOFR + 1.80%), 4.59%,
4/26/2033(b)(c) 35,000 33,536
(SOFR + 2.08%), 4.91%,
7/25/2033(b)(c) 790,000 773,524
(SOFR + 2.58%), 5.72%,
9/14/2033(b)(c) 270,000 275,390
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 525,000 527,025
(SOFR + 1.81%), 6.25%,
10/23/2034(c) 135,000 144,233
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.62%), 5.34%,
1/23/2035(b)(c) 245,000 245,957
(CME Term SOFR 3
Month + 1.62%), 3.88%,
7/24/2038(c) 500,000 432,251
5.60%, 7/15/2041 400,000 418,826
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(b)(c) 300,000 209,353
4.85%, 2/1/2044(b) 500,000 478,035
(CME Term SOFR 3
Month + 1.84%), 4.26%,
2/22/2048(b)(c) 750,000 647,406
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(b)(c) 250,000 204,462
(SOFR + 2.44%), 3.11%,
4/22/2051(b)(c) 600,000 416,876
(SOFR + 1.58%), 3.33%,
4/22/2052(c) 200,000 145,062
KeyBank NA ,
5.85%, 11/15/2027 250,000 247,933
6.95%, 2/1/2028 225,000 231,150
KeyCorp ,
2.25%, 4/6/2027 50,000 45,003
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(c) 105,000 96,135
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 483,360
4.38%, 2/15/2033 200,000 193,100
5.63%, 10/23/2033 200,000 211,558
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026(b) 850,000 789,858
2.88%, 4/3/2028(b) 1,000,000 944,741
3.88%, 6/15/2028(b) 1,200,000 1,176,087
4.13%, 7/15/2033(b) 400,000 392,893
4.38%, 2/28/2034 1,000,000 1,003,348
0.00%, 6/29/2037(d) 750,000 414,839
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 937,239
Lloyds Banking Group plc ,
4.58%, 12/10/2025 350,000 343,161
4.65%, 3/24/2026(b) 200,000 196,047
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.72%, 8/11/2026(b)(c) 200,000 197,604
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.48%),
5.99%, 8/7/2027(c) 200,000 201,884
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.38%),
5.46%, 1/5/2028(b)(c) 200,000 200,044

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(b)(c) 200,000 191,448
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(b)(c) 300,000 304,852
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(c) 200,000 225,177
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.68%, 1/5/2035(b)(c) 200,000 201,181
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(c) 300,000 209,538
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(c) 40,000 38,189
Manufacturers & Traders Trust
Co. ,
4.70%, 1/27/2028 250,000 240,875
Mitsubishi UFJ Financial
Group, Inc. ,
1.41%, 7/17/2025(b) 700,000 665,706
3.85%, 3/1/2026(b) 200,000 195,302
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(b)(c) 200,000 184,205
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(c) 200,000 183,063
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(b)(c) 200,000 185,486
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(b)(c) 300,000 298,888
3.74%, 3/7/2029(b) 600,000 570,665
3.20%, 7/18/2029(b) 500,000 457,996
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(b)(c) 300,000 249,415
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 200,000 169,826
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(c) 300,000 300,478
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.63%),
5.44%, 2/22/2034(b)(c) 200,000 203,778
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(b)(c) 200,000 183,877
3.17%, 9/11/2027 250,000 234,596
4.02%, 3/5/2028(b) 300,000 289,865
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(c) 200,000 204,357
(CME Term SOFR 3
Month + 1.77%), 2.20%,
7/10/2031(c) 400,000 334,552
2.56%, 9/13/2031 200,000 163,722
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.75%, 7/6/2034(b)(c) 200,000 206,531
Morgan Stanley Bank NA ,
5.88%, 10/30/2026(b) 250,000 254,820
National Australia Bank Ltd. ,
2.50%, 7/12/2026(b) 350,000 331,525
NatWest Group plc ,
4.80%, 4/5/2026 300,000 296,504
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.85%),
7.47%, 11/10/2026(c) 300,000 308,138
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b)(c) 200,000 183,874
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(b)(c) 200,000 186,673
(ICE LIBOR USD 3
Month + 1.75%), 4.89%,
5/18/2029(c) 400,000 391,515
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 200,000 196,522
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(c) 200,000 202,787
Oesterreichische Kontrollbank
AG ,
4.13%, 1/18/2029(b) 860,000 851,617

8 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Bank NA ,
3.88%, 4/10/2025(b) 500,000 491,453
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.32%), 5.81%,
6/12/2026(c) 62,000 62,207
1.15%, 8/13/2026 100,000 91,167
(United States SOFR
Compounded Index
+ 1.09%), 4.76%,
1/26/2027(b)(c) 140,000 138,690
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(b)(c) 75,000 77,217
(SOFR + 1.34%), 5.30%,
1/21/2028(c) 25,000 25,029
(SOFR + 1.62%), 5.35%,
12/2/2028(b)(c) 135,000 135,565
(SOFR + 1.84%), 5.58%,
6/12/2029(b)(c) 362,000 366,409
2.55%, 1/22/2030(b) 500,000 436,328
(SOFR + 0.98%), 2.31%,
4/23/2032(c) 200,000 164,494
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(c) 300,000 310,167
(SOFR + 1.93%), 5.07%,
1/24/2034(b)(c) 125,000 121,088
(SOFR + 1.95%), 5.94%,
8/18/2034(c) 100,000 102,601
(SOFR + 2.28%), 6.88%,
10/20/2034(b)(c) 185,000 202,581
Regions Financial Corp. ,
2.25%, 5/18/2025(b) 400,000 384,587
1.80%, 8/12/2028(b) 200,000 172,378
Royal Bank of Canada ,
3.38%, 4/14/2025 40,000 39,216
4.95%, 4/25/2025 80,000 79,724
4.88%, 1/12/2026 100,000 99,645
1.20%, 4/27/2026(b) 100,000 92,427
1.15%, 7/14/2026 200,000 183,165
5.20%, 7/20/2026(b) 75,000 75,241
1.40%, 11/2/2026(b) 300,000 274,016
4.88%, 1/19/2027 50,000 49,891
2.05%, 1/21/2027 200,000 185,260
3.63%, 5/4/2027(b) 40,000 38,483
4.24%, 8/3/2027(b) 90,000 87,948
6.00%, 11/1/2027 40,000 41,340
4.90%, 1/12/2028 100,000 100,018
5.20%, 8/1/2028(b) 75,000 75,747
4.95%, 2/1/2029 50,000 50,120
2.30%, 11/3/2031(b) 200,000 166,203
3.88%, 5/4/2032 40,000 36,966
5.00%, 2/1/2033(b) 100,000 99,643
5.00%, 5/2/2033(b) 80,000 79,697
5.15%, 2/1/2034 50,000 50,048
Santander Holdings USA, Inc. ,
(SOFR + 2.33%), 5.81%,
9/9/2026(b)(c) 40,000 40,018
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Santander Holdings USA, Inc.,
3.24%, 10/5/2026(b) 300,000 283,417
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(c) 125,000 113,601
(SOFR + 2.36%), 6.50%,
3/9/2029(b)(c) 60,000 61,368
(SOFR + 2.70%), 6.57%,
6/12/2029(c) 24,000 24,710
(SOFR + 2.50%), 6.17%,
1/9/2030(c) 40,000 40,361
(SOFR + 3.28%), 7.66%,
11/9/2031(c) 50,000 54,347
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 500,000 470,966
(SOFR + 2.75%), 6.83%,
11/21/2026(c) 300,000 304,949
(SOFR + 1.22%), 2.47%,
1/11/2028(b)(c) 200,000 183,794
(SOFR + 2.60%), 6.53%,
1/10/2029(c) 200,000 206,747
Sumitomo Mitsui Financial
Group, Inc. ,
3.78%, 3/9/2026(b) 450,000 438,492
2.63%, 7/14/2026(b) 400,000 378,989
1.40%, 9/17/2026(b) 200,000 182,824
3.36%, 7/12/2027(b) 300,000 285,015
5.72%, 9/14/2028(b) 200,000 205,635
1.90%, 9/17/2028(b) 200,000 175,235
3.04%, 7/16/2029(b) 400,000 362,698
3.20%, 9/17/2029(b) 500,000 454,118
5.71%, 1/13/2030(b) 500,000 515,984
5.81%, 9/14/2033(b) 200,000 209,663
2.93%, 9/17/2041(b) 300,000 226,896
Toronto-Dominion Bank (The) ,
3.77%, 6/6/2025 100,000 98,233
0.75%, 1/6/2026(b) 200,000 185,593
1.20%, 6/3/2026(b) 200,000 183,946
5.53%, 7/17/2026 75,000 75,654
1.25%, 9/10/2026(b) 100,000 91,247
5.26%, 12/11/2026 35,000 35,227
1.95%, 1/12/2027(b) 100,000 92,437
2.80%, 3/10/2027(b) 100,000 94,155
4.98%, 4/5/2027 75,000 74,889
4.11%, 6/8/2027(b) 100,000 97,341
4.69%, 9/15/2027 90,000 89,142
5.52%, 7/17/2028(b) 75,000 76,596
4.99%, 4/5/2029 75,000 75,004
2.00%, 9/10/2031(b) 100,000 81,748
2.45%, 1/12/2032(b) 100,000 83,305
3.20%, 3/10/2032(b) 100,000 88,004
4.46%, 6/8/2032(b) 355,000 339,977
Truist Bank ,
3.63%, 9/16/2025(b) 250,000 243,305
2.25%, 3/11/2030 300,000 249,672
Truist Financial Corp. ,
4.00%, 5/1/2025(b) 500,000 491,956

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp.,
(SOFR + 1.46%), 4.26%,
7/28/2026(c) 90,000 88,537
(SOFR + 1.63%), 5.90%,
10/28/2026(b)(c) 100,000 100,496
(SOFR + 2.05%), 6.05%,
6/8/2027(c) 55,000 55,742
1.13%, 8/3/2027(b) 300,000 263,372
(SOFR + 1.37%), 4.12%,
6/6/2028(b)(c) 65,000 62,775
(SOFR + 1.44%), 4.87%,
1/26/2029(b)(c) 80,000 78,673
(SOFR + 0.86%), 1.89%,
6/7/2029(b)(c) 300,000 260,407
(SOFR + 2.45%), 7.16%,
10/30/2029(c) 30,000 31,992
(SOFR + 1.62%), 5.44%,
1/24/2030(c) 25,000 24,971
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 90,000 83,820
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(c) 100,000 103,337
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 30,000 28,876
(SOFR + 2.36%), 5.87%,
6/8/2034(c) 245,000 248,004
(SOFR + 1.92%), 5.71%,
1/24/2035(b)(c) 30,000 30,130
US Bancorp ,
(SOFR + 1.43%), 5.73%,
10/21/2026(b)(c) 300,000 301,623
Series X, 3.15%,
4/27/2027(b) 300,000 284,697
(SOFR + 1.88%), 6.79%,
10/26/2027(b)(c) 25,000 25,888
(SOFR + 0.73%), 2.22%,
1/27/2028(c) 100,000 92,240
3.90%, 4/26/2028(b) 500,000 481,169
(SOFR + 1.66%), 4.55%,
7/22/2028(b)(c) 105,000 102,909
(SOFR + 1.23%), 4.65%,
2/1/2029(b)(c) 100,000 98,007
(SOFR + 2.02%), 5.78%,
6/12/2029(b)(c) 40,000 40,698
(SOFR + 1.02%), 2.68%,
1/27/2033(c) 100,000 82,691
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(c) 115,000 108,708
(SOFR + 2.09%), 5.85%,
10/21/2033(b)(c) 200,000 203,915
(SOFR + 1.60%), 4.84%,
2/1/2034(c) 100,000 94,956
(SOFR + 2.26%), 5.84%,
6/12/2034(b)(c) 300,000 305,776
Wells Fargo & Co. ,
3.00%, 4/22/2026 500,000 478,171
(SOFR + 1.32%), 3.91%,
4/25/2026(b)(c) 800,000 785,167
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 400,000 385,212
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.56%), 4.54%,
8/15/2026(b)(c) 70,000 69,106
3.00%, 10/23/2026 200,000 189,327
4.30%, 7/22/2027(b) 200,000 194,811
(SOFR + 1.51%), 3.53%,
3/24/2028(b)(c) 200,000 190,358
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 800,000 732,243
(SOFR + 1.98%), 4.81%,
7/25/2028(c) 125,000 123,165
(SOFR + 1.74%), 5.57%,
7/25/2029(c) 210,000 212,489
(SOFR + 1.79%), 6.30%,
10/23/2029(b)(c) 185,000 192,685
(SOFR + 1.50%), 5.20%,
1/23/2030(b)(c) 140,000 139,705
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(b)(c) 500,000 441,997
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(b)(c) 300,000 258,604
(CME Term SOFR 3
Month + 4.03%), 4.48%,
4/4/2031(b)(c) 250,000 239,379
(SOFR + 1.50%), 3.35%,
3/2/2033(b)(c) 200,000 173,526
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 175,000 168,640
(SOFR + 2.02%), 5.39%,
4/24/2034(c) 1,040,000 1,033,524
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 265,000 266,023
(SOFR + 2.06%), 6.49%,
10/23/2034(c) 215,000 230,603
(SOFR + 1.78%), 5.50%,
1/23/2035(b)(c) 110,000 110,259
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 600,000 448,928
5.38%, 11/2/2043 250,000 241,445
4.65%, 11/4/2044(b) 300,000 262,152
4.90%, 11/17/2045 300,000 269,882
4.40%, 6/14/2046 200,000 166,417
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(c) 500,000 469,440
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(c) 300,000 265,080
Wells Fargo Bank NA ,
5.55%, 8/1/2025(b) 250,000 251,169
5.45%, 8/7/2026 500,000 503,360
5.25%, 12/11/2026 250,000 250,972
Westpac Banking Corp. ,
5.51%, 11/17/2025 75,000 75,539
1.15%, 6/3/2026(b) 200,000 184,399
5.46%, 11/18/2027 200,000 204,022
3.40%, 1/25/2028(b) 300,000 285,329
5.54%, 11/17/2028(b) 75,000 77,078
1.95%, 11/20/2028(b) 200,000 176,481
2.65%, 1/16/2030(b) 120,000 107,268

10 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp.,
(USD SOFR Spread-
Adjusted ICE Swap Rate
5 Year + 2.24%), 4.32%,
11/23/2031(c) 300,000 289,521
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 500,000 461,832
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c) 85,000 69,822
3.13%, 11/18/2041 65,000 45,945
101,886,281
Beverages 0 .5%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 75,000 73,289
4.70%, 2/1/2036 510,000 493,078
4.90%, 2/1/2046 770,000 731,739
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044(b) 150,000 138,095
4.90%, 2/1/2046(b) 300,000 281,721
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028(b) 250,000 243,849
4.75%, 1/23/2029 900,000 899,737
3.50%, 6/1/2030(b) 400,000 372,590
5.00%, 6/15/2034 50,000 50,298
4.60%, 4/15/2048 71,000 64,882
4.44%, 10/6/2048(b) 331,000 294,517
5.55%, 1/23/2049(b) 350,000 364,923
4.75%, 4/15/2058 150,000 138,378
5.80%, 1/23/2059 150,000 161,329
Brown-Forman Corp. ,
4.75%, 4/15/2033 40,000 39,593
Coca-Cola Co. (The) ,
2.90%, 5/25/2027(b) 500,000 475,951
3.45%, 3/25/2030(b) 200,000 188,023
2.00%, 3/5/2031(b) 95,000 80,348
2.25%, 1/5/2032(b) 300,000 255,549
2.88%, 5/5/2041 300,000 226,810
2.60%, 6/1/2050 400,000 261,553
3.00%, 3/5/2051(b) 135,000 96,009
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 133,198
Constellation Brands, Inc. ,
3.50%, 5/9/2027 500,000 477,117
4.80%, 1/15/2029 25,000 24,781
2.88%, 5/1/2030 100,000 88,460
2.25%, 8/1/2031 405,000 334,524
4.90%, 5/1/2033(b) 60,000 58,859
Diageo Capital plc ,
2.38%, 10/24/2029 210,000 185,518
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 296,532
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 300,000 222,900
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Keurig Dr Pepper, Inc. ,
5.10%, 3/15/2027(b) 25,000 25,037
5.05%, 3/15/2029(b) 25,000 25,072
3.95%, 4/15/2029 50,000 47,749
Series 10, 5.20%, 3/15/2031 25,000 25,060
4.05%, 4/15/2032(b) 50,000 46,591
5.30%, 3/15/2034(b) 25,000 25,086
4.50%, 4/15/2052(b) 250,000 214,285
Molson Coors Beverage Co. ,
3.00%, 7/15/2026(b) 190,000 181,346
5.00%, 5/1/2042(b) 250,000 236,698
4.20%, 7/15/2046(b) 150,000 125,337
Pepsico Singapore Financing I
Pte. Ltd. ,
4.65%, 2/16/2027 25,000 24,863
4.55%, 2/16/2029 25,000 24,822
4.70%, 2/16/2034 25,000 24,683
PepsiCo, Inc. ,
5.25%, 11/10/2025 50,000 50,288
4.55%, 2/13/2026 60,000 59,704
5.13%, 11/10/2026 50,000 50,397
3.00%, 10/15/2027(b) 300,000 284,174
3.60%, 2/18/2028 25,000 24,149
4.45%, 5/15/2028 60,000 59,972
2.75%, 3/19/2030(b) 700,000 630,250
1.63%, 5/1/2030(b) 130,000 109,139
1.40%, 2/25/2031(b) 200,000 161,584
1.95%, 10/21/2031(b) 100,000 83,114
3.90%, 7/18/2032(b) 35,000 33,181
4.45%, 2/15/2033(b) 60,000 60,132
2.63%, 10/21/2041 50,000 36,330
4.45%, 4/14/2046 300,000 273,903
3.63%, 3/19/2050 200,000 159,682
2.75%, 10/21/2051 50,000 33,367
4.20%, 7/18/2052 25,000 21,837
4.65%, 2/15/2053 60,000 56,351
10,968,333
Biotechnology 0 .5%
AbbVie, Inc. ,
3.60%, 5/14/2025 500,000 490,737
3.20%, 5/14/2026(b) 120,000 115,822
2.95%, 11/21/2026 350,000 333,339
4.80%, 3/15/2027(b) 175,000 175,181
4.80%, 3/15/2029 175,000 175,257
3.20%, 11/21/2029 550,000 506,823
4.95%, 3/15/2031 95,000 95,678
5.05%, 3/15/2034(b) 275,000 278,408
4.55%, 3/15/2035 195,000 188,476
4.50%, 5/14/2035(b) 300,000 288,400
4.05%, 11/21/2039(b) 380,000 338,352
4.40%, 11/6/2042 375,000 340,369
5.35%, 3/15/2044(b) 55,000 56,081
4.75%, 3/15/2045 168,000 158,213
4.88%, 11/14/2048(b) 300,000 286,955
4.25%, 11/21/2049 475,000 411,376
5.40%, 3/15/2054 240,000 247,031
5.50%, 3/15/2064 45,000 46,278
Amgen, Inc. ,
5.15%, 3/2/2028 290,000 291,859
1.65%, 8/15/2028(b) 200,000 174,947
4.05%, 8/18/2029(b) 120,000 115,342

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Amgen, Inc.,
5.25%, 3/2/2030(b) 300,000 304,559
2.00%, 1/15/2032(b) 200,000 161,928
3.35%, 2/22/2032(b) 55,000 49,109
4.20%, 3/1/2033(b) 120,000 112,162
5.25%, 3/2/2033(b) 315,000 317,650
2.80%, 8/15/2041(b) 200,000 144,901
5.60%, 3/2/2043(b) 290,000 295,053
4.40%, 5/1/2045(b) 400,000 347,518
4.56%, 6/15/2048(b) 274,000 241,463
3.38%, 2/21/2050(b) 180,000 131,381
4.66%, 6/15/2051 318,000 281,654
3.00%, 1/15/2052 200,000 135,431
4.20%, 2/22/2052 25,000 20,563
4.88%, 3/1/2053 55,000 50,074
5.65%, 3/2/2053 405,000 412,677
4.40%, 2/22/2062(b) 165,000 135,938
5.75%, 3/2/2063 180,000 183,591
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 59,019
Biogen, Inc. ,
2.25%, 5/1/2030(b) 200,000 168,823
3.15%, 5/1/2050(b) 230,000 153,819
3.25%, 2/15/2051 130,000 89,908
Gilead Sciences, Inc. ,
3.65%, 3/1/2026 145,000 141,273
1.20%, 10/1/2027 60,000 53,137
1.65%, 10/1/2030(b) 115,000 94,731
5.25%, 10/15/2033(b) 50,000 51,023
4.00%, 9/1/2036 200,000 179,414
5.65%, 12/1/2041(b) 200,000 205,807
4.75%, 3/1/2046 200,000 183,681
4.15%, 3/1/2047(b) 400,000 335,990
2.80%, 10/1/2050(b) 95,000 61,925
5.55%, 10/15/2053(b) 45,000 46,579
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 40,935
10,306,640
Broadline Retail 0 .3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 472,775
4.00%, 12/6/2037(b) 200,000 173,853
4.20%, 12/6/2047(b) 500,000 411,398
Amazon.com, Inc. ,
1.00%, 5/12/2026(b) 250,000 230,858
3.30%, 4/13/2027(b) 195,000 187,558
3.15%, 8/22/2027(b) 250,000 238,272
4.55%, 12/1/2027 400,000 399,786
1.65%, 5/12/2028(b) 200,000 178,584
3.45%, 4/13/2029 180,000 171,799
4.65%, 12/1/2029(b) 130,000 130,721
1.50%, 6/3/2030(b) 200,000 166,904
2.10%, 5/12/2031(b) 300,000 254,413
3.60%, 4/13/2032(b) 270,000 251,455
4.70%, 12/1/2032 130,000 130,498
4.80%, 12/5/2034 100,000 100,808
3.88%, 8/22/2037(b) 200,000 180,547
2.88%, 5/12/2041(b) 200,000 152,230
4.05%, 8/22/2047 400,000 348,530
2.50%, 6/3/2050 250,000 159,557
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail
Amazon.com, Inc.,
3.10%, 5/12/2051 300,000 215,460
3.95%, 4/13/2052(b) 190,000 159,483
4.25%, 8/22/2057(b) 250,000 217,635
2.70%, 6/3/2060 100,000 61,977
3.25%, 5/12/2061 200,000 140,456
eBay, Inc. ,
1.40%, 5/10/2026 40,000 37,071
3.60%, 6/5/2027(b) 500,000 480,081
2.60%, 5/10/2031 75,000 64,463
3.65%, 5/10/2051(b) 100,000 74,131
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 182,083
5,973,386
Building Products 0 .1%
Allegion plc ,
3.50%, 10/1/2029 250,000 230,500
Carlisle Cos., Inc. ,
2.20%, 3/1/2032 100,000 80,253
Carrier Global Corp. ,
5.80%, 11/30/2025 100,000 100,664
2.49%, 2/15/2027 31,000 28,884
2.72%, 2/15/2030(b) 50,000 44,216
3.38%, 4/5/2040 300,000 234,871
3.58%, 4/5/2050(b) 350,000 260,856
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 45,534
4.00%, 3/25/2032 100,000 91,369
5.88%, 6/1/2033 32,000 32,649
4.50%, 3/25/2052(b) 30,000 24,644
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 178,463
1.75%, 9/15/2030(b) 100,000 82,263
2.00%, 9/16/2031(b) 100,000 81,173
4.90%, 12/1/2032 65,000 63,939
4.63%, 7/2/2044(b)(e) 100,000 88,296
Masco Corp. ,
2.00%, 2/15/2031(b) 250,000 204,463
3.13%, 2/15/2051 60,000 40,585
Owens Corning ,
4.30%, 7/15/2047(b) 200,000 164,883
Trane Technologies Financing
Ltd. ,
4.50%, 3/21/2049 250,000 220,612
2,299,117
Capital Markets 1 .6%
Ameriprise Financial, Inc. ,
5.70%, 12/15/2028 25,000 25,790
4.50%, 5/13/2032 50,000 48,450
5.15%, 5/15/2033 45,000 45,468
Ares Capital Corp. ,
2.88%, 6/15/2027 100,000 91,862
2.88%, 6/15/2028(b) 250,000 222,816
5.88%, 3/1/2029 35,000 34,895
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 45,887

12 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.35%), 4.41%,
7/24/2026(b)(c) 25,000 24,697
1.05%, 10/15/2026(b) 100,000 90,784
2.05%, 1/26/2027 200,000 185,340
(SOFR + 1.03%), 4.95%,
4/26/2027(c) 80,000 79,635
(SOFR + 1.15%), 3.99%,
6/13/2028(c) 40,000 38,807
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(c) 25,000 25,673
Series J, 1.90%, 1/25/2029 200,000 175,916
(SOFR + 1.17%), 4.54%,
2/1/2029(b)(c) 100,000 98,468
3.85%, 4/26/2029 90,000 86,288
(SOFR + 1.60%), 6.32%,
10/25/2029(b)(c) 75,000 79,142
(SOFR + 1.09%), 4.98%,
3/14/2030(b)(c) 125,000 125,108
1.80%, 7/28/2031(b) 100,000 80,744
2.50%, 1/26/2032(b) 100,000 84,222
(SOFR + 1.42%), 4.29%,
6/13/2033(c) 40,000 37,602
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 180,000 187,958
(SOFR + 1.51%), 4.71%,
2/1/2034(c) 100,000 96,491
Series J, (SOFR + 1.61%),
4.97%, 4/26/2034(b)(c) 80,000 78,532
(SOFR + 1.85%), 6.47%,
10/25/2034(b)(c) 75,000 81,673
(SOFR + 1.42%), 5.19%,
3/14/2035(b)(c) 125,000 124,422
Blackstone Private Credit
Fund ,
7.05%, 9/29/2025 50,000 50,746
3.25%, 3/15/2027(b) 200,000 184,585
7.30%, 11/27/2028(b)(f) 25,000 26,065
4.00%, 1/15/2029(b) 200,000 183,498
6.25%, 1/25/2031(f) 25,000 25,105
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(b) 200,000 176,334
Blue Owl Capital Corp. ,
2.88%, 6/11/2028(b) 230,000 203,320
Blue Owl Capital Corp. III ,
3.13%, 4/13/2027 50,000 45,519
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 40,636
Brookfield Finance LLC ,
3.45%, 4/15/2050(b) 200,000 140,146
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 40,000 39,277
3.90%, 1/25/2028 40,000 38,516
4.85%, 3/29/2029(b) 300,000 297,661
6.35%, 1/5/2034(b) 50,000 53,190
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Brookfield Finance, Inc.,
3.50%, 3/30/2051 35,000 25,227
3.63%, 2/15/2052 15,000 10,893
5.97%, 3/4/2054(b) 25,000 25,860
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030 300,000 245,408
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026(b) 170,000 156,662
1.15%, 5/13/2026 400,000 368,757
2.45%, 3/3/2027 40,000 37,275
(SOFR + 2.21%), 5.64%,
5/19/2029(b)(c) 300,000 304,554
(SOFR + 1.88%), 6.20%,
11/17/2029(c) 75,000 77,955
1.65%, 3/11/2031 200,000 160,123
2.30%, 5/13/2031 300,000 251,906
1.95%, 12/1/2031 100,000 80,365
2.90%, 3/3/2032 100,000 85,742
(SOFR + 2.01%), 6.14%,
8/24/2034(c) 220,000 229,503
CI Financial Corp. ,
4.10%, 6/15/2051 50,000 31,233
CME Group, Inc. ,
2.65%, 3/15/2032 50,000 43,169
Credit Suisse AG ,
2.95%, 4/9/2025 400,000 389,426
5.00%, 7/9/2027 250,000 247,722
7.50%, 2/15/2028 250,000 269,572
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 55,000 61,675
Deutsche Bank AG ,
(SOFR + 3.19%), 6.12%,
7/14/2026(b)(c) 200,000 200,756
(SOFR + 1.87%), 2.13%,
11/24/2026(c) 155,000 146,167
(SOFR + 1.22%), 2.31%,
11/16/2027(c) 170,000 155,424
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 200,000 183,636
(SOFR + 3.18%), 6.72%,
1/18/2029(b)(c) 300,000 310,249
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 350,000 308,224
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 126,338
(SOFR + 3.65%), 7.08%,
2/10/2034(b)(c) 200,000 205,686
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027(b) 30,000 28,204
3.45%, 3/1/2032 25,000 22,073
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 90,715
3.25%, 7/15/2027 50,000 45,525
3.13%, 10/12/2028 150,000 131,041
Goldman Sachs Bank USA ,
(SOFR + 0.78%), 5.28%,
3/18/2027(c) 100,000 99,950
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 670,000 657,316

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
3.75%, 5/22/2025(b) 500,000 490,689
(SOFR + 1.08%), 5.80%,
8/10/2026(c) 300,000 300,972
3.85%, 1/26/2027(b) 800,000 775,584
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 250,000 231,522
(SOFR + 1.51%), 4.39%,
6/15/2027(c) 65,000 63,744
(SOFR + 0.82%), 1.54%,
9/10/2027(c) 500,000 456,878
(SOFR + 0.91%), 1.95%,
10/21/2027(b)(c) 240,000 220,614
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 95,000 88,481
(SOFR + 1.85%), 3.62%,
3/15/2028(c) 75,000 71,740
(SOFR + 1.73%), 4.48%,
8/23/2028(c) 200,000 195,527
(CME Term SOFR 3
Month + 1.56%), 4.22%,
5/1/2029(b)(c) 700,000 673,773
(SOFR + 1.77%), 6.48%,
10/24/2029(b)(c) 125,000 131,515
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 390,000 327,308
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 280,000 229,700
(SOFR + 1.26%), 2.65%,
10/21/2032(c) 165,000 137,284
(SOFR + 1.41%), 3.10%,
2/24/2033(c) 695,000 594,396
(SOFR + 1.95%), 6.56%,
10/24/2034(b)(c) 200,000 218,199
6.45%, 5/1/2036 150,000 160,019
6.75%, 10/1/2037 500,000 546,269
(CME Term SOFR 3
Month + 1.63%), 4.02%,
10/31/2038(c) 200,000 172,218
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(c) 200,000 179,037
6.25%, 2/1/2041(b) 350,000 381,103
(SOFR + 1.51%), 3.21%,
4/22/2042(c) 200,000 150,389
(SOFR + 1.47%), 2.91%,
7/21/2042(b)(c) 300,000 215,709
(SOFR + 1.63%), 3.44%,
2/24/2043(c) 35,000 27,111
4.80%, 7/8/2044(b) 300,000 277,262
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 89,045
Intercontinental Exchange,
Inc. ,
3.65%, 5/23/2025 45,000 44,154
3.75%, 12/1/2025 160,000 156,557
4.00%, 9/15/2027(b) 180,000 174,656
4.35%, 6/15/2029(b) 150,000 146,025
2.10%, 6/15/2030(b) 165,000 139,798
1.85%, 9/15/2032(b) 500,000 390,391
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Intercontinental Exchange,
Inc.,
4.60%, 3/15/2033(b) 110,000 106,467
4.25%, 9/21/2048 100,000 85,050
3.00%, 6/15/2050(b) 75,000 50,161
4.95%, 6/15/2052(b) 120,000 112,826
5.20%, 6/15/2062 110,000 107,364
Jefferies Financial Group, Inc. ,
4.85%, 1/15/2027 500,000 496,053
5.88%, 7/21/2028(b) 70,000 71,259
2.63%, 10/15/2031(b) 50,000 41,198
Legg Mason, Inc. ,
4.75%, 3/15/2026(b) 500,000 496,774
Main Street Capital Corp. ,
3.00%, 7/14/2026(b) 100,000 93,181
6.95%, 3/1/2029(b) 25,000 25,395
Moody's Corp. ,
3.25%, 1/15/2028(b) 300,000 285,229
2.00%, 8/19/2031(b) 60,000 48,873
2.75%, 8/19/2041 75,000 53,304
3.25%, 5/20/2050 35,000 25,054
3.10%, 11/29/2061 95,000 61,837
Morgan Stanley ,
(SOFR + 1.99%), 2.19%,
4/28/2026(c) 640,000 617,441
(SOFR + 1.67%), 4.68%,
7/17/2026(c) 80,000 79,138
3.13%, 7/27/2026(b) 500,000 478,244
(SOFR + 1.30%), 5.05%,
1/28/2027(c) 105,000 104,596
3.95%, 4/23/2027(b) 500,000 482,751
(SOFR + 0.88%), 1.59%,
5/4/2027(c) 600,000 554,996
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 480,000 440,545
(SOFR + 1.00%), 2.48%,
1/21/2028(b)(c) 195,000 181,394
(SOFR + 1.61%), 4.21%,
4/20/2028(b)(c) 80,000 77,738
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(b)(c) 300,000 285,032
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(b)(c) 600,000 571,125
(SOFR + 1.73%), 5.12%,
2/1/2029(b)(c) 90,000 89,781
(SOFR + 1.59%), 5.16%,
4/20/2029(c) 255,000 254,794
(SOFR + 1.63%), 5.45%,
7/20/2029(c) 35,000 35,307
(SOFR + 1.83%), 6.41%,
11/1/2029(c) 70,000 73,399
(SOFR + 1.45%), 5.17%,
1/16/2030(b)(c) 225,000 225,191
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(c) 500,000 484,207
(SOFR + 1.14%), 2.70%,
1/22/2031(c) 600,000 524,211

14 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 3.12%), 3.62%,
4/1/2031(b)(c) 420,000 385,192
7.25%, 4/1/2032 324,000 369,603
(SOFR + 1.02%), 1.93%,
4/28/2032(b)(c) 500,000 401,328
(SOFR + 1.18%), 2.24%,
7/21/2032(b)(c) 500,000 408,443
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 275,000 227,471
(SOFR + 1.29%), 2.94%,
1/21/2033(b)(c) 70,000 59,495
(SOFR + 2.08%), 4.89%,
7/20/2033(c) 45,000 43,645
(SOFR + 2.56%), 6.34%,
10/18/2033(b)(c) 130,000 139,093
(SOFR + 1.87%), 5.25%,
4/21/2034(b)(c) 450,000 446,483
(SOFR + 1.88%), 5.42%,
7/21/2034(c) 35,000 35,108
(SOFR + 2.05%), 6.63%,
11/1/2034(c) 115,000 125,822
(SOFR + 1.73%), 5.47%,
1/18/2035(b)(c) 350,000 353,128
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 450,000 355,898
(SOFR + 2.62%), 5.30%,
4/20/2037(c) 80,000 76,752
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(c) 90,000 90,183
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(b)(c) 75,000 74,548
(SOFR + 1.49%), 3.22%,
4/22/2042(b)(c) 400,000 305,934
4.30%, 1/27/2045(b) 300,000 263,430
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(c) 100,000 104,709
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 134,206
Nasdaq, Inc. ,
5.35%, 6/28/2028(b) 65,000 65,839
1.65%, 1/15/2031 400,000 322,027
5.55%, 2/15/2034(b) 80,000 81,349
3.95%, 3/7/2052 250,000 193,809
Nomura Holdings, Inc. ,
2.33%, 1/22/2027(b) 300,000 276,541
2.17%, 7/14/2028(b) 200,000 175,987
5.61%, 7/6/2029 200,000 202,450
3.10%, 1/16/2030(b) 200,000 177,583
2.61%, 7/14/2031(b) 200,000 166,259
Northern Trust Corp. ,
4.00%, 5/10/2027 65,000 63,326
6.13%, 11/2/2032(b) 130,000 137,322
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 90,430
7.10%, 2/15/2029 100,000 103,257
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Prospect Capital Corp. ,
3.36%, 11/15/2026 100,000 91,034
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046(b) 250,000 229,975
S&P Global, Inc. ,
2.45%, 3/1/2027 30,000 28,078
2.70%, 3/1/2029 100,000 90,848
2.50%, 12/1/2029 80,000 70,825
1.25%, 8/15/2030(b) 110,000 88,864
2.90%, 3/1/2032(b) 325,000 283,231
3.25%, 12/1/2049(b) 65,000 47,033
2.30%, 8/15/2060 40,000 21,945
State Street Corp. ,
(SOFR + 1.13%), 5.10%,
5/18/2026(b)(c) 60,000 59,808
5.27%, 8/3/2026(b) 100,000 100,540
(SOFR + 1.35%), 5.75%,
11/4/2026(c) 55,000 55,368
4.99%, 3/18/2027(b) 75,000 75,145
(SOFR + 0.56%), 1.68%,
11/18/2027(b)(c) 200,000 183,809
(SOFR + 0.73%), 2.20%,
2/7/2028(b)(c) 40,000 37,083
(SOFR + 1.72%), 5.82%,
11/4/2028(c) 60,000 61,752
(SOFR + 1.48%), 5.68%,
11/21/2029(c) 75,000 77,023
2.40%, 1/24/2030(b) 200,000 176,031
(SOFR + 1.00%), 2.62%,
2/7/2033(c) 20,000 16,796
(SOFR + 1.57%), 4.82%,
1/26/2034(c) 110,000 107,044
(SOFR + 1.89%), 5.16%,
5/18/2034(c) 60,000 59,739
(SOFR + 1.96%), 6.12%,
11/21/2034(c) 50,000 52,124
UBS Group AG ,
4.55%, 4/17/2026(b) 250,000 245,990
4.88%, 5/15/2045(b) 400,000 371,789
34,881,707
Chemicals 0 .4%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 23,702
1.85%, 5/15/2027(b) 105,000 96,406
4.60%, 2/8/2029(b) 100,000 99,442
2.05%, 5/15/2030(b) 145,000 124,114
4.75%, 2/8/2031(b) 100,000 99,639
4.80%, 3/3/2033 70,000 69,624
4.85%, 2/8/2034 100,000 98,936
2.70%, 5/15/2040 65,000 47,449
2.80%, 5/15/2050(b) 40,000 26,852
Albemarle Corp. ,
5.65%, 6/1/2052(b) 100,000 91,726
Cabot Corp. ,
5.00%, 6/30/2032 30,000 29,291
Celanese US Holdings LLC ,
1.40%, 8/5/2026(b) 100,000 91,166
6.17%, 7/15/2027(b) 100,000 101,851
6.35%, 11/15/2028(b) 90,000 93,236

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Celanese US Holdings LLC,
6.33%, 7/15/2029(b) 165,000 171,097
6.55%, 11/15/2030(b) 100,000 105,182
6.38%, 7/15/2032(b) 70,000 72,619
6.70%, 11/15/2033(b) 55,000 58,642
CF Industries, Inc. ,
5.15%, 3/15/2034 300,000 295,218
Dow Chemical Co. (The) ,
6.30%, 3/15/2033 25,000 26,942
5.15%, 2/15/2034(b) 25,000 24,911
9.40%, 5/15/2039 206,000 277,403
4.38%, 11/15/2042 300,000 256,352
4.80%, 5/15/2049 350,000 308,136
6.90%, 5/15/2053(b) 25,000 28,886
5.60%, 2/15/2054(b) 25,000 24,901
DuPont de Nemours, Inc. ,
4.49%, 11/15/2025(b) 300,000 296,004
4.73%, 11/15/2028(b) 400,000 399,438
5.42%, 11/15/2048(b) 300,000 299,762
Eastman Chemical Co. ,
5.75%, 3/8/2033 35,000 35,593
4.65%, 10/15/2044(b) 200,000 170,199
Ecolab, Inc. ,
5.25%, 1/15/2028 75,000 76,417
1.30%, 1/30/2031(b) 200,000 159,957
2.13%, 2/1/2032 100,000 83,050
2.13%, 8/15/2050 200,000 117,287
2.70%, 12/15/2051 75,000 48,495
2.75%, 8/18/2055 65,000 41,395
FMC Corp. ,
5.15%, 5/18/2026 40,000 39,746
3.45%, 10/1/2029(b) 60,000 54,015
5.65%, 5/18/2033 40,000 39,336
4.50%, 10/1/2049 85,000 65,372
6.38%, 5/18/2053(b) 40,000 39,821
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048(b) 70,000 59,845
Linde, Inc. ,
4.70%, 12/5/2025(b) 400,000 398,148
3.20%, 1/30/2026 250,000 242,331
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 166,380
LYB International Finance III
LLC ,
2.25%, 10/1/2030 135,000 113,737
5.63%, 5/15/2033 40,000 40,972
5.50%, 3/1/2034 50,000 50,092
4.20%, 5/1/2050(b) 200,000 156,449
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 250,000 208,004
Mosaic Co. (The) ,
4.05%, 11/15/2027(b) 250,000 241,155
5.38%, 11/15/2028 25,000 25,300
Nutrien Ltd. ,
3.00%, 4/1/2025 150,000 146,254
5.95%, 11/7/2025 50,000 50,409
4.90%, 3/27/2028(b) 25,000 24,868
5.88%, 12/1/2036(b) 125,000 129,962
5.25%, 1/15/2045(b) 154,000 145,210
5.80%, 3/27/2053(b) 150,000 153,149
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
PPG Industries, Inc. ,
1.20%, 3/15/2026(b) 110,000 101,975
2.80%, 8/15/2029 300,000 270,920
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 38,086
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026(b) 400,000 390,936
2.95%, 8/15/2029(b) 200,000 181,424
2.20%, 3/15/2032 200,000 162,856
4.50%, 6/1/2047(b) 150,000 131,076
2.90%, 3/15/2052 80,000 52,058
Westlake Corp. ,
2.88%, 8/15/2041 100,000 69,240
4.38%, 11/15/2047(b) 200,000 164,300
8,624,746
Commercial Services & Supplies 0 .1%
Cintas Corp. No. 2 ,
3.45%, 5/1/2025 30,000 29,404
4.00%, 5/1/2032 40,000 37,732
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 15,781
Republic Services, Inc. ,
4.88%, 4/1/2029 25,000 25,039
1.45%, 2/15/2031(b) 165,000 131,377
2.38%, 3/15/2033 200,000 161,820
6.20%, 3/1/2040 70,000 76,100
UL Solutions, Inc. ,
6.50%, 10/20/2028(f) 25,000 25,912
Veralto Corp. ,
5.50%, 9/18/2026(f) 50,000 50,196
5.35%, 9/18/2028(f) 50,000 50,649
5.45%, 9/18/2033(f) 50,000 50,618
Waste Connections, Inc. ,
4.25%, 12/1/2028(b) 100,000 97,500
2.20%, 1/15/2032 100,000 81,890
3.20%, 6/1/2032 50,000 44,079
4.20%, 1/15/2033(b) 100,000 93,992
5.00%, 3/1/2034 50,000 49,518
2.95%, 1/15/2052 70,000 46,892
Waste Management, Inc. ,
4.88%, 2/15/2029(b) 75,000 75,702
2.00%, 6/1/2029 35,000 30,706
4.63%, 2/15/2030 50,000 49,763
4.63%, 2/15/2033(b) 50,000 48,943
4.88%, 2/15/2034(b) 75,000 74,487
2.95%, 6/1/2041 85,000 63,556
4.15%, 7/15/2049(b) 125,000 107,092
1,518,748
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025(b) 400,000 393,264
4.90%, 2/26/2026(b) 80,000 80,058
4.80%, 2/26/2027(b) 125,000 125,201
4.85%, 2/26/2029(b) 125,000 125,923
4.95%, 2/26/2031 95,000 95,838
5.05%, 2/26/2034 205,000 207,760
5.50%, 1/15/2040 200,000 210,484
5.30%, 2/26/2054(b) 70,000 71,854
5.35%, 2/26/2064 75,000 76,864

16 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Motorola Solutions, Inc. ,
5.00%, 4/15/2029 25,000 24,872
2.30%, 11/15/2030 300,000 251,825
5.60%, 6/1/2032(b) 100,000 101,364
5.40%, 4/15/2034 25,000 24,951
1,790,258
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030(b) 100,000 87,434
2.35%, 1/15/2032 50,000 40,629
3.05%, 10/1/2041(b) 55,000 39,295
167,358
Construction Materials 0 .0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031 65,000 54,631
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030(b) 500,000 435,987
2.40%, 7/15/2031 25,000 20,940
3.20%, 7/15/2051(b) 50,000 34,982
Vulcan Materials Co. ,
4.50%, 6/15/2047(b) 250,000 217,337
763,877
Consumer Finance 0 .9%
AerCap Ireland Capital DAC ,
4.45%, 4/3/2026 200,000 196,682
2.45%, 10/29/2026 480,000 445,756
3.88%, 1/23/2028(b) 500,000 474,032
3.00%, 10/29/2028 300,000 271,446
3.30%, 1/30/2032 300,000 257,297
3.40%, 10/29/2033(b) 150,000 126,354
3.85%, 10/29/2041(b) 150,000 118,808
Ally Financial, Inc. ,
4.75%, 6/9/2027 40,000 38,857
7.10%, 11/15/2027 100,000 104,487
2.20%, 11/2/2028(b) 165,000 141,438
(SOFR + 2.82%), 6.85%,
1/3/2030(c) 50,000 51,458
8.00%, 11/1/2031(b) 150,000 167,084
American Express Co. ,
3.95%, 8/1/2025 130,000 127,734
4.20%, 11/6/2025(b) 200,000 197,155
4.90%, 2/13/2026 200,000 199,073
(SOFR + 1.00%), 4.99%,
5/1/2026(c) 80,000 79,522
(SOFR + 1.33%), 6.34%,
10/30/2026(b)(c) 50,000 50,660
1.65%, 11/4/2026(b) 200,000 183,369
2.55%, 3/4/2027(b) 60,000 56,038
3.30%, 5/3/2027(b) 300,000 285,359
(SOFR + 0.97%), 5.39%,
7/28/2027(b)(c) 25,000 25,085
5.85%, 11/5/2027 95,000 97,828
(SOFR + 1.00%), 5.10%,
2/16/2028(c) 40,000 39,938
4.05%, 5/3/2029(b) 60,000 58,195
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co.,
(United States SOFR
Compounded Index
+ 1.28%), 5.28%,
7/27/2029(b)(c) 100,000 100,622
(SOFR + 1.94%), 6.49%,
10/30/2031(c) 50,000 53,576
(SOFR + 2.26%), 4.99%,
5/26/2033(c) 25,000 24,352
(SOFR + 1.76%), 4.42%,
8/3/2033(b)(c) 130,000 123,887
(SOFR + 1.84%), 5.04%,
5/1/2034(c) 120,000 118,585
American Honda Finance
Corp. ,
Series A, 4.60%, 4/17/2025 60,000 59,530
5.80%, 10/3/2025 50,000 50,407
4.95%, 1/9/2026(b) 50,000 49,884
1.30%, 9/9/2026(b) 115,000 105,329
2.35%, 1/8/2027(b) 100,000 93,566
4.90%, 3/12/2027 50,000 49,901
4.70%, 1/12/2028 20,000 19,916
5.65%, 11/15/2028(b) 50,000 51,524
2.25%, 1/12/2029 50,000 44,591
4.90%, 3/13/2029 50,000 49,858
4.60%, 4/17/2030(b) 60,000 59,046
5.85%, 10/4/2030 50,000 52,295
4.90%, 1/10/2034 35,000 34,464
Capital One Financial Corp. ,
(SOFR + 2.16%), 4.99%,
7/24/2026(b)(c) 60,000 59,613
3.75%, 7/28/2026 250,000 240,846
3.65%, 5/11/2027(b) 300,000 286,812
(SOFR + 2.44%), 7.15%,
10/29/2027(c) 50,000 52,036
(SOFR + 2.06%), 4.93%,
5/10/2028(b)(c) 300,000 296,142
(SOFR + 2.08%), 5.47%,
2/1/2029(c) 100,000 99,674
(SOFR + 2.64%), 6.31%,
6/8/2029(c) 240,000 246,733
(SOFR + 1.79%), 3.27%,
3/1/2030(c) 95,000 85,581
(SOFR + 2.60%), 5.25%,
7/26/2030(b)(c) 60,000 59,051
(SOFR + 3.07%), 7.62%,
10/30/2031(c) 200,000 220,899
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 77,059
(SOFR + 2.60%), 5.82%,
2/1/2034(b)(c) 90,000 89,863
(SOFR + 2.86%), 6.38%,
6/8/2034(c) 280,000 290,784
(SOFR + 2.26%), 6.05%,
2/1/2035(b)(c) 25,000 25,453
Caterpillar Financial Services
Corp. ,
5.15%, 8/11/2025 100,000 100,073
3.65%, 8/12/2025 100,000 98,006
5.05%, 2/27/2026 50,000 50,072
4.35%, 5/15/2026 100,000 98,910

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Caterpillar Financial Services
Corp.,
1.15%, 9/14/2026 100,000 91,581
1.70%, 1/8/2027(b) 200,000 184,363
4.50%, 1/8/2027 25,000 24,837
3.60%, 8/12/2027 100,000 96,372
4.85%, 2/27/2029 50,000 50,287
Discover Financial Services ,
4.10%, 2/9/2027(b) 250,000 241,190
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(c) 75,000 84,953
Ford Motor Credit Co. LLC ,
4.13%, 8/4/2025 400,000 390,926
3.38%, 11/13/2025 200,000 192,414
4.39%, 1/8/2026(b) 200,000 195,077
6.95%, 3/6/2026 200,000 203,811
2.70%, 8/10/2026(b) 200,000 186,427
4.95%, 5/28/2027(b) 200,000 195,142
4.13%, 8/17/2027 200,000 189,784
7.35%, 11/4/2027(b) 400,000 419,509
6.80%, 5/12/2028(b) 400,000 415,555
6.80%, 11/7/2028(b) 200,000 208,755
7.35%, 3/6/2030 200,000 213,232
4.00%, 11/13/2030 200,000 178,571
7.12%, 11/7/2033(b) 200,000 215,182
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 50,000 50,370
5.25%, 3/1/2026(b) 455,000 453,555
5.40%, 4/6/2026 65,000 65,024
1.50%, 6/10/2026(b) 200,000 183,971
2.35%, 2/26/2027(b) 50,000 46,166
5.00%, 4/9/2027(b) 200,000 198,514
6.00%, 1/9/2028(b) 100,000 102,514
5.80%, 6/23/2028(b) 55,000 56,076
2.40%, 10/15/2028(b) 195,000 172,577
5.80%, 1/7/2029(b) 50,000 50,881
5.85%, 4/6/2030(b) 45,000 45,898
3.60%, 6/21/2030(b) 200,000 180,541
2.70%, 6/10/2031 145,000 120,867
6.40%, 1/9/2033 125,000 130,991
6.10%, 1/7/2034(b) 150,000 154,019
John Deere Capital Corp. ,
3.40%, 6/6/2025 30,000 29,405
4.95%, 6/6/2025 25,000 24,981
4.05%, 9/8/2025 55,000 54,231
5.30%, 9/8/2025 25,000 25,091
4.80%, 1/9/2026 40,000 39,884
0.70%, 1/15/2026(b) 200,000 185,714
4.95%, 3/6/2026 25,000 25,006
4.75%, 6/8/2026(b) 40,000 39,873
1.05%, 6/17/2026 100,000 92,062
2.25%, 9/14/2026(b) 250,000 234,823
1.30%, 10/13/2026 55,000 50,201
4.50%, 1/8/2027 50,000 49,618
1.70%, 1/11/2027 200,000 183,841
4.85%, 3/5/2027 25,000 25,011
4.15%, 9/15/2027(b) 60,000 58,930
4.75%, 1/20/2028 40,000 40,085
1.50%, 3/6/2028(b) 250,000 221,098
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
John Deere Capital Corp.,
4.95%, 7/14/2028 35,000 35,264
4.50%, 1/16/2029 50,000 49,505
3.35%, 4/18/2029 40,000 37,508
4.85%, 10/11/2029 40,000 40,263
4.70%, 6/10/2030 40,000 39,779
1.45%, 1/15/2031(b) 200,000 162,709
4.90%, 3/7/2031 25,000 25,007
4.35%, 9/15/2032 60,000 58,119
PACCAR Financial Corp. ,
3.55%, 8/11/2025 30,000 29,391
4.95%, 10/3/2025 80,000 79,823
4.45%, 3/30/2026 20,000 19,846
5.20%, 11/9/2026 25,000 25,201
2.00%, 2/4/2027 100,000 92,454
4.60%, 1/10/2028 100,000 99,574
4.60%, 1/31/2029 25,000 24,833
5.00%, 3/22/2034 25,000 25,129
Synchrony Financial ,
4.88%, 6/13/2025 30,000 29,554
4.50%, 7/23/2025(b) 275,000 269,472
2.88%, 10/28/2031(b) 180,000 143,647
Toyota Motor Credit Corp. ,
3.95%, 6/30/2025(b) 75,000 73,938
3.65%, 8/18/2025 75,000 73,587
5.60%, 9/11/2025(b) 25,000 25,168
4.80%, 1/5/2026 25,000 24,910
4.45%, 5/18/2026(b) 60,000 59,424
1.13%, 6/18/2026(b) 500,000 460,214
5.00%, 8/14/2026 100,000 100,107
5.40%, 11/20/2026 50,000 50,581
3.20%, 1/11/2027(b) 200,000 191,325
1.90%, 1/13/2027(b) 100,000 92,331
Series B, 5.00%,
3/19/2027(b) 50,000 50,153
3.05%, 3/22/2027 100,000 95,127
4.55%, 9/20/2027 90,000 89,126
4.63%, 1/12/2028 40,000 39,839
5.25%, 9/11/2028 25,000 25,431
4.65%, 1/5/2029 25,000 24,847
4.45%, 6/29/2029 90,000 88,768
2.15%, 2/13/2030(b) 500,000 432,677
4.55%, 5/17/2030 60,000 59,015
5.10%, 3/21/2031 50,000 50,393
1.90%, 9/12/2031(b) 100,000 82,013
4.70%, 1/12/2033(b) 45,000 44,607
18,303,040
Consumer Staples Distribution & Retail 0 .3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 420,942
Dollar General Corp. ,
4.63%, 11/1/2027 70,000 68,865
5.20%, 7/5/2028 20,000 20,103
3.50%, 4/3/2030(b) 500,000 457,159
5.00%, 11/1/2032(b) 75,000 74,107
5.45%, 7/5/2033(b) 20,000 20,063
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 50,000 41,763
3.38%, 12/1/2051 50,000 33,410
Kroger Co. (The) ,
7.50%, 4/1/2031(b) 257,000 291,610

18 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Kroger Co. (The),
5.40%, 7/15/2040 200,000 195,299
5.40%, 1/15/2049 50,000 49,304
3.95%, 1/15/2050(b) 100,000 79,679
Sysco Corp. ,
5.75%, 1/17/2029(b) 25,000 25,723
2.40%, 2/15/2030 100,000 86,528
5.95%, 4/1/2030 200,000 208,534
2.45%, 12/14/2031 100,000 83,454
6.00%, 1/17/2034(b) 25,000 26,600
6.60%, 4/1/2050(b) 300,000 342,230
3.15%, 12/14/2051 50,000 34,252
Target Corp. ,
2.25%, 4/15/2025(b) 280,000 271,956
2.50%, 4/15/2026(b) 750,000 719,422
1.95%, 1/15/2027 130,000 120,838
2.35%, 2/15/2030 105,000 92,340
2.65%, 9/15/2030(b) 50,000 44,210
4.50%, 9/15/2032 100,000 97,966
4.40%, 1/15/2033 150,000 146,075
3.63%, 4/15/2046(b) 200,000 158,284
4.80%, 1/15/2053 150,000 141,072
Walmart, Inc. ,
3.90%, 9/9/2025 60,000 59,138
4.00%, 4/15/2026(b) 30,000 29,609
1.05%, 9/17/2026(b) 50,000 45,838
3.95%, 9/9/2027(b) 60,000 58,950
3.90%, 4/15/2028(b) 45,000 44,093
3.70%, 6/26/2028(b) 300,000 292,209
1.50%, 9/22/2028(b) 100,000 88,334
4.00%, 4/15/2030(b) 160,000 156,143
1.80%, 9/22/2031(b) 300,000 249,073
4.15%, 9/9/2032 60,000 58,432
4.10%, 4/15/2033(b) 80,000 77,072
6.50%, 8/15/2037(b) 350,000 405,653
2.50%, 9/22/2041 200,000 143,640
4.05%, 6/29/2048 125,000 108,607
2.65%, 9/22/2051 400,000 264,351
4.50%, 4/15/2053(b) 80,000 73,952
6,506,882
Containers & Packaging 0 .1%
Amcor Finance USA, Inc. ,
5.63%, 5/26/2033(b) 40,000 41,076
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 50,000 49,092
2.63%, 6/19/2030 50,000 43,056
2.69%, 5/25/2031(b) 75,000 63,723
Avery Dennison Corp. ,
2.25%, 2/15/2032 100,000 81,692
5.75%, 3/15/2033 90,000 93,674
Berry Global, Inc. ,
1.57%, 1/15/2026(b) 300,000 280,436
5.65%, 1/15/2034(f) 30,000 29,836
International Paper Co. ,
6.00%, 11/15/2041(b) 350,000 362,544
Packaging Corp. of America ,
3.00%, 12/15/2029(b) 50,000 45,051
4.05%, 12/15/2049 100,000 79,763
3.05%, 10/1/2051 40,000 27,241
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Sonoco Products Co. ,
2.25%, 2/1/2027 165,000 152,870
3.13%, 5/1/2030 50,000 44,683
2.85%, 2/1/2032(b) 200,000 169,665
WRKCo, Inc. ,
4.90%, 3/15/2029 250,000 248,172
1,812,574
Distributors 0 .0%
†
Genuine Parts Co. ,
6.50%, 11/1/2028 25,000 26,403
6.88%, 11/1/2033(b) 25,000 27,644
54,047
Diversified Consumer Services 0 .1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049(b) 35,000 28,388
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 69,414
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 74,268
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 63,152
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 24,519
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 96,359
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111(b) 100,000 109,143
4.68%, 7/1/2114 75,000 68,373
Northwestern University ,
Series 2020, 2.64%,
12/1/2050(b) 28,000 18,917
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 57,089
3.30%, 7/15/2056 200,000 148,723
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 13,791
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050 84,000 56,176
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 29,011
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051 200,000 141,400
4.98%, 10/1/2053 75,000 75,517

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 39,363
1,113,603
Diversified REITs 0 .1%
Broadstone Net Lease LLC ,
2.60%, 9/15/2031(b) 85,000 67,164
Digital Realty Trust LP ,
5.55%, 1/15/2028 380,000 382,723
GLP Capital LP ,
5.30%, 1/15/2029 500,000 491,642
Rayonier LP ,
2.75%, 5/17/2031 45,000 37,148
Simon Property Group LP ,
3.30%, 1/15/2026(b) 170,000 164,316
1.38%, 1/15/2027 100,000 90,956
2.45%, 9/13/2029(b) 250,000 219,669
2.65%, 2/1/2032 100,000 84,274
5.50%, 3/8/2033 100,000 101,837
4.25%, 11/30/2046 350,000 288,187
5.85%, 3/8/2053 100,000 102,990
Store Capital LLC ,
2.70%, 12/1/2031 100,000 78,685
VICI Properties LP ,
4.75%, 2/15/2028(b) 85,000 82,892
4.95%, 2/15/2030(b) 80,000 77,365
5.13%, 5/15/2032(b) 85,000 81,302
5.63%, 5/15/2052 30,000 27,802
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 112,012
2.45%, 2/1/2032 70,000 56,311
2,547,275
Diversified Telecommunication Services 0 .7%
AT&T, Inc. ,
1.70%, 3/25/2026 300,000 280,484
2.30%, 6/1/2027 300,000 276,529
1.65%, 2/1/2028 200,000 177,119
4.35%, 3/1/2029(b) 500,000 487,121
4.30%, 2/15/2030(b) 300,000 288,321
2.75%, 6/1/2031(b) 500,000 430,680
2.25%, 2/1/2032 300,000 243,816
2.55%, 12/1/2033(b) 360,000 288,351
5.40%, 2/15/2034 110,000 111,443
4.50%, 5/15/2035 310,000 289,553
4.85%, 3/1/2039(b) 150,000 139,958
3.50%, 6/1/2041(b) 300,000 234,179
4.65%, 6/1/2044 250,000 220,162
4.50%, 3/9/2048(b) 300,000 255,169
3.65%, 6/1/2051(b) 500,000 367,068
3.50%, 9/15/2053 740,000 522,087
3.55%, 9/15/2055 975,000 681,745
3.80%, 12/1/2057 514,000 372,147
3.65%, 9/15/2059 379,000 263,864
Bell Canada (The) ,
5.10%, 5/11/2033 60,000 59,532
Series US-4, 3.65%,
3/17/2051(b) 250,000 188,165
3.65%, 8/15/2052(b) 50,000 37,272
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Bell Telephone Co. of Canada
or Bell Canada ,
5.20%, 2/15/2034 50,000 49,554
5.55%, 2/15/2054 50,000 49,916
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 250,000 306,658
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 369,000 436,200
Orange SA ,
9.00%, 3/1/2031(e) 100,000 121,383
5.38%, 1/13/2042(b) 250,000 248,865
Sprint Capital Corp. ,
6.88%, 11/15/2028 400,000 426,255
8.75%, 3/15/2032(b) 200,000 242,510
Telefonica Emisiones SA ,
7.05%, 6/20/2036 300,000 335,860
5.21%, 3/8/2047 250,000 230,038
5.52%, 3/1/2049 150,000 144,017
TELUS Corp. ,
2.80%, 2/16/2027 200,000 187,914
3.40%, 5/13/2032(b) 60,000 52,596
4.30%, 6/15/2049 100,000 82,162
Verizon Communications, Inc. ,
0.85%, 11/20/2025(b) 250,000 233,004
1.45%, 3/20/2026(b) 105,000 97,903
4.13%, 3/16/2027(b) 300,000 293,631
2.10%, 3/22/2028(b) 125,000 112,533
4.33%, 9/21/2028(b) 283,000 276,702
3.88%, 2/8/2029(b) 110,000 105,310
4.02%, 12/3/2029(b) 400,000 381,647
3.15%, 3/22/2030 200,000 180,825
1.75%, 1/20/2031 500,000 405,864
2.55%, 3/21/2031(b) 348,000 297,304
2.36%, 3/15/2032 840,000 690,309
5.05%, 5/9/2033(b) 45,000 44,983
4.50%, 8/10/2033(b) 250,000 239,078
4.81%, 3/15/2039 385,000 363,519
3.40%, 3/22/2041(b) 530,000 414,249
2.85%, 9/3/2041 110,000 79,187
2.88%, 11/20/2050(b) 700,000 457,215
3.55%, 3/22/2051(b) 270,000 200,437
3.88%, 3/1/2052(b) 90,000 70,743
5.50%, 2/23/2054(b) 25,000 25,270
2.99%, 10/30/2056 500,000 319,830
3.00%, 11/20/2060 180,000 112,246
3.70%, 3/22/2061 350,000 255,913
14,786,395
Electric Utilities 1 .6%
AEP Texas, Inc. ,
4.70%, 5/15/2032 20,000 19,088
5.25%, 5/15/2052 20,000 18,775
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 31,445
Series O, 4.50%, 6/15/2052 80,000 69,870
5.40%, 3/15/2053(b) 440,000 437,991
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 38,514
3.94%, 9/1/2032 40,000 37,089
5.85%, 11/15/2033 25,000 26,324

20 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Alabama Power Co.,
4.15%, 8/15/2044 350,000 295,305
3.13%, 7/15/2051 80,000 55,230
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027 100,000 102,298
5.20%, 1/15/2029 50,000 50,117
5.95%, 11/1/2032 100,000 103,946
5.63%, 3/1/2033(b) 24,000 24,366
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 30,000 28,137
5.65%, 4/1/2034(b) 25,000 25,231
Arizona Public Service Co. ,
2.60%, 8/15/2029 50,000 44,344
2.20%, 12/15/2031(b) 100,000 81,569
6.35%, 12/15/2032 100,000 106,723
5.55%, 8/1/2033(b) 25,000 25,281
3.50%, 12/1/2049 200,000 140,896
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031 80,000 67,350
3.20%, 9/15/2049 115,000 79,285
2.90%, 6/15/2050 60,000 39,358
4.55%, 6/1/2052 30,000 26,184
5.40%, 6/1/2053(b) 25,000 24,864
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028(b) 105,000 106,786
Series ai., 4.45%, 10/1/2032 40,000 38,375
4.50%, 4/1/2044 250,000 223,093
Series AD, 2.90%, 7/1/2050 60,000 40,203
Series AJ, 4.85%, 10/1/2052 40,000 37,216
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 170,643
3.65%, 6/15/2046 250,000 192,435
4.00%, 3/1/2048 350,000 283,938
Series 127, 3.20%,
11/15/2049 155,000 108,272
Series 131, 2.75%, 9/1/2051 200,000 123,909
Connecticut Light and Power
Co. (The) ,
4.65%, 1/1/2029 25,000 24,713
Series A, 2.05%, 7/1/2031 100,000 81,797
4.90%, 7/1/2033 25,000 24,645
5.25%, 1/15/2053(b) 100,000 99,282
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 41,401
6.05%, 1/15/2038 150,000 158,892
5.10%, 6/1/2065 100,000 92,996
DTE Electric Co. ,
Series A, 3.00%,
3/1/2032(b) 40,000 34,790
5.20%, 4/1/2033 40,000 40,534
5.20%, 3/1/2034 50,000 50,229
4.30%, 7/1/2044 500,000 435,337
Series B, 3.65%, 3/1/2052 25,000 18,922
5.40%, 4/1/2053(b) 40,000 40,335
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026 500,000 476,600
2.45%, 2/1/2030 100,000 87,899
2.85%, 3/15/2032 70,000 60,038
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Carolinas LLC,
4.95%, 1/15/2033 80,000 79,559
4.85%, 1/15/2034(b) 25,000 24,576
6.00%, 1/15/2038 400,000 423,895
3.20%, 8/15/2049 50,000 34,896
3.55%, 3/15/2052 35,000 25,482
5.35%, 1/15/2053(b) 100,000 98,585
5.40%, 1/15/2054(b) 84,000 83,595
Duke Energy Corp. ,
0.90%, 9/15/2025 50,000 46,918
5.00%, 12/8/2025 65,000 64,798
4.85%, 1/5/2027(b) 25,000 24,897
5.00%, 12/8/2027 85,000 84,894
4.30%, 3/15/2028(b) 80,000 78,157
4.85%, 1/5/2029(b) 25,000 24,764
2.45%, 6/1/2030(b) 70,000 60,286
2.55%, 6/15/2031(b) 150,000 126,302
4.50%, 8/15/2032(b) 90,000 85,316
5.75%, 9/15/2033(b) 75,000 77,044
3.50%, 6/15/2051(b) 200,000 140,408
5.00%, 8/15/2052(b) 90,000 81,465
6.10%, 9/15/2053(b) 75,000 79,259
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 238,616
2.50%, 12/1/2029 70,000 62,059
2.40%, 12/15/2031(b) 95,000 79,685
5.65%, 4/1/2040 300,000 308,298
3.40%, 10/1/2046 500,000 366,385
3.00%, 12/15/2051 45,000 29,526
6.20%, 11/15/2053 25,000 27,562
Duke Energy Indiana LLC ,
5.25%, 3/1/2034 25,000 25,200
6.35%, 8/15/2038 250,000 271,806
5.40%, 4/1/2053(b) 40,000 39,255
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 131,117
5.25%, 4/1/2033 25,000 25,274
5.55%, 3/15/2054 25,000 24,935
Duke Energy Progress LLC ,
3.40%, 4/1/2032 50,000 44,674
5.25%, 3/15/2033(b) 30,000 30,332
5.10%, 3/15/2034 25,000 24,986
4.15%, 12/1/2044 100,000 82,939
4.20%, 8/15/2045(b) 250,000 208,221
5.35%, 3/15/2053 50,000 48,773
Edison International ,
4.70%, 8/15/2025 40,000 39,509
4.13%, 3/15/2028(b) 500,000 479,725
5.25%, 11/15/2028 25,000 24,912
Emera US Finance LP ,
4.75%, 6/15/2046(b) 200,000 164,340
Entergy Arkansas LLC ,
5.15%, 1/15/2033 100,000 100,264
5.30%, 9/15/2033 40,000 40,363
Entergy Corp. ,
1.90%, 6/15/2028(b) 500,000 441,236
2.80%, 6/15/2030 80,000 69,906
3.75%, 6/15/2050 35,000 25,650
Entergy Louisiana LLC ,
5.35%, 3/15/2034 25,000 25,094
4.75%, 9/15/2052 200,000 178,202
5.70%, 3/15/2054 25,000 25,426

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Mississippi LLC ,
5.00%, 9/1/2033 20,000 19,646
Entergy Texas, Inc. ,
4.00%, 3/30/2029 50,000 47,913
1.75%, 3/15/2031(b) 400,000 322,362
3.55%, 9/30/2049 200,000 145,469
5.00%, 9/15/2052 20,000 18,268
5.80%, 9/1/2053 25,000 25,809
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033(b) 25,000 26,225
4.10%, 4/1/2043 200,000 165,459
5.70%, 3/15/2053 20,000 20,212
Evergy Metro, Inc. ,
4.95%, 4/15/2033 30,000 29,488
Evergy, Inc. ,
2.90%, 9/15/2029(b) 250,000 223,303
Eversource Energy ,
Series Q, 0.80%, 8/15/2025 100,000 93,625
4.75%, 5/15/2026 30,000 29,689
5.00%, 1/1/2027 25,000 24,930
2.90%, 3/1/2027 50,000 47,006
4.60%, 7/1/2027 35,000 34,400
5.45%, 3/1/2028(b) 95,000 96,173
5.95%, 2/1/2029 50,000 51,593
Series O, 4.25%,
4/1/2029(b) 400,000 383,329
Series R, 1.65%, 8/15/2030 100,000 80,395
3.38%, 3/1/2032 50,000 43,505
5.13%, 5/15/2033(b) 40,000 39,194
5.50%, 1/1/2034(b) 50,000 50,005
3.45%, 1/15/2050 100,000 69,902
Exelon Corp. ,
5.15%, 3/15/2028 30,000 30,073
4.05%, 4/15/2030 300,000 282,924
5.30%, 3/15/2033(b) 60,000 60,186
5.45%, 3/15/2034 35,000 35,235
5.63%, 6/15/2035 300,000 304,750
4.10%, 3/15/2052(b) 35,000 27,843
5.60%, 3/15/2053(b) 90,000 89,832
Florida Power & Light Co. ,
2.85%, 4/1/2025 60,000 58,587
3.13%, 12/1/2025(b) 500,000 485,499
4.45%, 5/15/2026 25,000 24,759
5.05%, 4/1/2028(b) 35,000 35,383
4.40%, 5/15/2028 35,000 34,622
4.63%, 5/15/2030(b) 35,000 34,751
5.10%, 4/1/2033 60,000 60,402
4.80%, 5/15/2033 25,000 24,622
5.65%, 2/1/2037 450,000 469,034
3.95%, 3/1/2048 500,000 409,861
2.88%, 12/4/2051 10,000 6,572
5.30%, 4/1/2053(b) 40,000 40,077
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 99,001
4.70%, 5/15/2032 60,000 58,619
4.95%, 5/17/2033 100,000 98,598
5.25%, 3/15/2034 50,000 50,505
4.30%, 3/15/2042 500,000 435,595
5.13%, 5/15/2052(b) 225,000 217,635
Idaho Power Co. ,
5.50%, 3/15/2053(b) 20,000 19,839
5.80%, 4/1/2054 25,000 25,605
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 100,000 85,097
5.63%, 4/1/2053 30,000 30,306
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 200,000 187,354
5.70%, 10/15/2033 25,000 25,611
3.10%, 11/30/2051 70,000 45,947
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 20,000 20,427
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 450,000 377,174
MidAmerican Energy Co. ,
5.35%, 1/15/2034 25,000 25,727
5.80%, 10/15/2036 550,000 576,793
2.70%, 8/1/2052 100,000 62,263
5.85%, 9/15/2054 120,000 128,037
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 66,222
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 86,163
Series EE, 3.13%, 8/1/2050 100,000 66,831
Series GG, 5.90%, 5/1/2053 30,000 31,251
6.00%, 3/15/2054 50,000 52,761
NextEra Energy Capital
Holdings, Inc. ,
4.45%, 6/20/2025 70,000 69,148
1.88%, 1/15/2027 270,000 247,235
4.63%, 7/15/2027(b) 150,000 147,908
4.90%, 2/28/2028 100,000 99,686
1.90%, 6/15/2028(b) 125,000 110,715
2.75%, 11/1/2029(b) 245,000 218,787
5.00%, 2/28/2030 100,000 100,343
2.25%, 6/1/2030(b) 300,000 255,441
2.44%, 1/15/2032 145,000 119,830
5.00%, 7/15/2032 105,000 104,405
5.05%, 2/28/2033 100,000 99,076
3.00%, 1/15/2052 85,000 54,910
5.25%, 2/28/2053(b) 100,000 95,231
5.55%, 3/15/2054 50,000 49,667
Northern States Power Co. ,
4.00%, 8/15/2045 165,000 133,970
4.50%, 6/1/2052 25,000 21,958
5.10%, 5/15/2053(b) 40,000 38,536
5.40%, 3/15/2054(b) 30,000 30,210
NSTAR Electric Co. ,
3.95%, 4/1/2030(b) 200,000 188,528
Ohio Power Co. ,
Series R, 2.90%, 10/1/2051 90,000 57,785
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 150,000 153,008
Oncor Electric Delivery Co.
LLC ,
4.55%, 9/15/2032 40,000 38,642
5.65%, 11/15/2033 55,000 57,213
4.55%, 12/1/2041(b) 150,000 137,376
5.30%, 6/1/2042 150,000 149,614
3.10%, 9/15/2049 50,000 34,686
2.70%, 11/15/2051 105,000 65,957

22 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Oncor Electric Delivery Co.
LLC,
4.60%, 6/1/2052 90,000 79,171
4.95%, 9/15/2052 100,000 94,017
Pacific Gas and Electric Co. ,
4.95%, 6/8/2025 100,000 99,172
3.15%, 1/1/2026(b) 350,000 336,479
5.45%, 6/15/2027(b) 100,000 100,287
3.75%, 7/1/2028(b) 150,000 140,388
6.10%, 1/15/2029 30,000 30,914
4.20%, 3/1/2029 200,000 189,800
5.55%, 5/15/2029 50,000 50,437
4.55%, 7/1/2030 250,000 237,630
2.50%, 2/1/2031(b) 150,000 124,737
3.25%, 6/1/2031(b) 200,000 173,657
5.90%, 6/15/2032 100,000 101,708
6.15%, 1/15/2033(b) 115,000 118,535
6.40%, 6/15/2033(b) 40,000 42,118
6.95%, 3/15/2034 75,000 82,107
5.80%, 5/15/2034(b) 50,000 50,463
4.50%, 7/1/2040(b) 100,000 85,390
4.20%, 6/1/2041 250,000 201,246
4.95%, 7/1/2050(b) 250,000 215,048
5.25%, 3/1/2052 200,000 178,466
6.75%, 1/15/2053(b) 135,000 147,051
6.70%, 4/1/2053(b) 30,000 32,470
PacifiCorp ,
5.10%, 2/15/2029 50,000 50,359
5.30%, 2/15/2031 50,000 50,143
5.45%, 2/15/2034(b) 50,000 50,161
5.25%, 6/15/2035(b) 177,000 173,729
2.90%, 6/15/2052 550,000 337,121
5.35%, 12/1/2053(b) 100,000 93,031
5.50%, 5/15/2054(b) 65,000 62,536
5.80%, 1/15/2055(b) 100,000 98,587
PECO Energy Co. ,
4.90%, 6/15/2033 44,000 44,011
3.70%, 9/15/2047(b) 250,000 196,111
4.60%, 5/15/2052 30,000 27,025
4.38%, 8/15/2052(b) 30,000 26,045
PG&E Wildfire Recovery
Funding LLC ,
Series A-2, 4.26%, 6/1/2036 1,000,000 944,574
Potomac Electric Power Co. ,
5.20%, 3/15/2034 25,000 25,255
5.50%, 3/15/2054 25,000 25,365
PPL Electric Utilities Corp. ,
5.00%, 5/15/2033 100,000 99,714
4.85%, 2/15/2034 25,000 24,584
5.25%, 5/15/2053 100,000 98,853
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 153,887
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 163,891
Series 38, 4.10%, 6/1/2032 30,000 27,941
4.30%, 3/15/2044 250,000 208,659
Series 34, 3.20%, 3/1/2050 200,000 135,434
Series 36, 2.70%, 1/15/2051 200,000 120,814
Series 39, 4.50%,
6/1/2052(b) 30,000 25,207
5.25%, 4/1/2053(b) 80,000 75,953
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Co. of New
Hampshire ,
5.35%, 10/1/2033(b) 75,000 76,482
5.15%, 1/15/2053(b) 45,000 44,005
Public Service Co. of
Oklahoma ,
Series J, 2.20%, 8/15/2031 100,000 81,727
5.25%, 1/15/2033 100,000 99,324
Series K, 3.15%, 8/15/2051 50,000 33,476
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031(b) 165,000 134,385
4.90%, 12/15/2032 100,000 99,545
4.65%, 3/15/2033 30,000 29,240
5.20%, 3/1/2034 50,000 50,587
3.95%, 5/1/2042 400,000 337,720
3.20%, 8/1/2049 250,000 178,798
5.45%, 3/1/2054(b) 50,000 51,557
Sierra Pacific Power Co. ,
5.90%, 3/15/2054(b)(f) 50,000 51,737
Southern California Edison
Co. ,
Series C, 4.20%, 6/1/2025 70,000 69,043
5.35%, 3/1/2026 50,000 50,079
4.90%, 6/1/2026 30,000 29,849
4.88%, 2/1/2027 50,000 49,848
Series D, 4.70%, 6/1/2027 75,000 74,176
5.85%, 11/1/2027 35,000 35,930
5.15%, 6/1/2029(b) 50,000 50,205
Series G, 2.50%, 6/1/2031 100,000 84,392
2.75%, 2/1/2032 100,000 84,608
5.95%, 11/1/2032 25,000 26,216
6.00%, 1/15/2034 177,000 187,114
5.20%, 6/1/2034 50,000 49,499
4.00%, 4/1/2047 200,000 158,294
Series C, 4.13%, 3/1/2048 200,000 161,439
Series B, 4.88%, 3/1/2049 300,000 268,047
3.65%, 2/1/2050 300,000 222,186
Series H, 3.65%, 6/1/2051 30,000 22,146
Series E, 5.45%, 6/1/2052 40,000 39,107
5.88%, 12/1/2053 40,000 41,224
5.75%, 4/15/2054 50,000 50,714
Southern Co. (The) ,
5.15%, 10/6/2025 50,000 49,915
3.25%, 7/1/2026 295,000 283,501
4.85%, 6/15/2028 40,000 39,789
5.50%, 3/15/2029(b) 50,000 50,950
5.20%, 6/15/2033 40,000 39,969
5.70%, 3/15/2034 50,000 51,567
4.40%, 7/1/2046(b) 200,000 172,254
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.73%), 4.00%,
1/15/2051(b)(c) 300,000 288,409
Southwestern Electric Power
Co. ,
Series K, 2.75%, 10/1/2026 200,000 187,484
5.30%, 4/1/2033(b) 25,000 24,699
Series L, 3.85%, 2/1/2048 300,000 220,617
3.25%, 11/1/2051 100,000 66,384

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Tampa Electric Co. ,
4.90%, 3/1/2029(b) 35,000 35,028
4.10%, 6/15/2042 100,000 83,627
3.63%, 6/15/2050(b) 40,000 29,532
5.00%, 7/15/2052 35,000 32,272
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 17,434
5.50%, 4/15/2053 100,000 98,863
Union Electric Co. ,
2.15%, 3/15/2032 100,000 81,111
5.20%, 4/1/2034 50,000 50,082
3.65%, 4/15/2045 250,000 191,903
5.45%, 3/15/2053 100,000 99,031
5.25%, 1/15/2054 25,000 24,024
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 41,554
5.00%, 4/1/2033 40,000 39,461
5.30%, 8/15/2033(b) 50,000 50,185
5.00%, 1/15/2034 25,000 24,547
Series B, 4.20%, 5/15/2045 200,000 167,904
2.95%, 11/15/2051 50,000 32,358
Series C, 4.63%, 5/15/2052 40,000 34,884
5.45%, 4/1/2053(b) 90,000 89,048
5.70%, 8/15/2053 50,000 51,421
5.35%, 1/15/2054(b) 25,000 24,505
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028(b) 245,000 216,973
4.75%, 9/30/2032 25,000 24,620
5.63%, 5/15/2033 59,000 62,180
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032 100,000 92,750
Wisconsin Public Service
Corp. ,
5.35%, 11/10/2025 30,000 30,100
Xcel Energy, Inc. ,
3.30%, 6/1/2025 500,000 486,627
4.60%, 6/1/2032(b) 60,000 56,421
5.45%, 8/15/2033 100,000 99,391
5.50%, 3/15/2034(b) 50,000 49,719
6.50%, 7/1/2036 177,000 189,581
34,234,018
Electrical Equipment 0 .1%
Eaton Corp. ,
3.10%, 9/15/2027(b) 500,000 474,053
4.15%, 3/15/2033 20,000 18,972
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 177,597
1.95%, 10/15/2030(b) 100,000 84,712
2.20%, 12/21/2031 100,000 83,654
2.80%, 12/21/2051 45,000 29,470
Regal Rexnord Corp. ,
6.05%, 4/15/2028(f) 20,000 20,275
6.40%, 4/15/2033(b)(f) 120,000 124,455
Rockwell Automation, Inc. ,
1.75%, 8/15/2031 50,000 40,344
2.80%, 8/15/2061 60,000 36,111
1,089,643
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032 30,000 30,065
Amphenol Corp. ,
2.80%, 2/15/2030(b) 250,000 223,697
Arrow Electronics, Inc. ,
2.95%, 2/15/2032 160,000 134,300
Avnet, Inc. ,
6.25%, 3/15/2028(b) 30,000 30,731
3.00%, 5/15/2031 100,000 82,809
5.50%, 6/1/2032(b) 20,000 19,346
CDW LLC ,
2.67%, 12/1/2026(b) 150,000 139,287
3.28%, 12/1/2028 150,000 136,716
3.57%, 12/1/2031(b) 150,000 131,870
Corning, Inc. ,
4.38%, 11/15/2057 380,000 314,662
Flex Ltd. ,
6.00%, 1/15/2028 20,000 20,343
Jabil, Inc. ,
1.70%, 4/15/2026(b) 140,000 129,954
4.25%, 5/15/2027 30,000 29,073
3.00%, 1/15/2031 270,000 231,143
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 66,815
Tyco Electronics Group SA ,
4.50%, 2/13/2026 50,000 49,449
1,770,260
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 345,000 318,839
3.34%, 12/15/2027(b) 285,000 269,582
3.14%, 11/7/2029 85,000 78,061
5.13%, 9/15/2040(b) 200,000 197,081
Halliburton Co. ,
3.80%, 11/15/2025(b) 101,000 98,723
6.70%, 9/15/2038 300,000 337,883
5.00%, 11/15/2045(b) 300,000 281,657
NOV, Inc. ,
3.95%, 12/1/2042 90,000 68,634
Schlumberger Investment SA ,
4.50%, 5/15/2028 40,000 39,803
2.65%, 6/26/2030(b) 300,000 265,748
4.85%, 5/15/2033 40,000 40,031
1,996,042
Entertainment 0 .3%
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 105,258
Netflix, Inc. ,
4.88%, 4/15/2028(b) 300,000 299,579
5.88%, 11/15/2028(b) 400,000 415,811
Take-Two Interactive
Software, Inc. ,
3.55%, 4/14/2025 55,000 53,957
5.00%, 3/28/2026(b) 80,000 79,588
3.70%, 4/14/2027 45,000 43,170
4.95%, 3/28/2028 80,000 79,693
4.00%, 4/14/2032(b) 55,000 50,804
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025(b) 325,000 316,065
3.00%, 2/13/2026(b) 150,000 144,608

24 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
TWDC Enterprises 18 Corp.,
3.00%, 7/30/2046 150,000 106,264
Walt Disney Co. (The) ,
1.75%, 1/13/2026(b) 100,000 94,536
2.00%, 9/1/2029(b) 300,000 261,357
2.65%, 1/13/2031(b) 200,000 176,074
6.55%, 3/15/2033(b) 300,000 337,324
6.20%, 12/15/2034(b) 245,000 271,315
6.65%, 11/15/2037 150,000 172,397
3.50%, 5/13/2040(b) 100,000 82,204
5.40%, 10/1/2043 300,000 306,161
2.75%, 9/1/2049 300,000 199,268
4.70%, 3/23/2050 200,000 187,487
3.60%, 1/13/2051(b) 100,000 77,467
3.80%, 5/13/2060(b) 130,000 101,460
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 450,000 429,448
4.05%, 3/15/2029(b) 130,000 121,696
4.28%, 3/15/2032(b) 230,000 205,445
5.05%, 3/15/2042(b) 580,000 498,506
5.14%, 3/15/2052(b) 750,000 622,498
5,839,440
Financial Services 0 .6%
Apollo Global Management,
Inc. ,
6.38%, 11/15/2033 25,000 26,892
Berkshire Hathaway, Inc. ,
3.13%, 3/15/2026 400,000 387,283
4.50%, 2/11/2043 250,000 239,695
Block Financial LLC ,
2.50%, 7/15/2028 105,000 93,272
Corebridge Financial, Inc. ,
3.50%, 4/4/2025(b) 50,000 48,947
3.65%, 4/5/2027 50,000 47,718
3.85%, 4/5/2029 50,000 46,749
3.90%, 4/5/2032 50,000 44,971
6.05%, 9/15/2033(f) 50,000 51,506
5.75%, 1/15/2034(b) 25,000 25,505
4.35%, 4/5/2042 50,000 42,202
4.40%, 4/5/2052 210,000 171,292
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 133,000 141,919
4.35%, 4/20/2028 650,000 629,730
5.59%, 1/11/2033(b) 150,000 151,572
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 95,000 87,952
1.65%, 3/1/2028 110,000 96,961
3.10%, 3/1/2041(b) 75,000 54,662
Fiserv, Inc. ,
3.20%, 7/1/2026(b) 300,000 287,607
5.15%, 3/15/2027(b) 50,000 50,189
2.25%, 6/1/2027(b) 400,000 367,449
5.45%, 3/2/2028 60,000 60,701
5.38%, 8/21/2028(b) 50,000 50,500
3.50%, 7/1/2029(b) 300,000 279,350
2.65%, 6/1/2030 215,000 187,194
5.35%, 3/15/2031 50,000 50,583
5.60%, 3/2/2033 40,000 40,781
5.63%, 8/21/2033 50,000 51,079
5.45%, 3/15/2034(b) 50,000 50,641
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Fiserv, Inc.,
4.40%, 7/1/2049(b) 200,000 169,678
Global Payments, Inc. ,
1.20%, 3/1/2026(b) 300,000 277,508
2.15%, 1/15/2027(b) 90,000 83,051
4.45%, 6/1/2028 300,000 290,049
3.20%, 8/15/2029(b) 150,000 134,765
5.30%, 8/15/2029 45,000 44,785
2.90%, 11/15/2031 155,000 130,076
5.95%, 8/15/2052(b) 30,000 29,929
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 200,000 166,490
Mastercard, Inc. ,
3.30%, 3/26/2027(b) 60,000 57,737
4.88%, 3/9/2028(b) 40,000 40,524
2.95%, 6/1/2029 200,000 184,144
3.35%, 3/26/2030 370,000 343,989
2.00%, 11/18/2031 300,000 247,951
4.85%, 3/9/2033(b) 50,000 50,368
3.80%, 11/21/2046 250,000 207,946
National Rural Utilities
Cooperative Finance Corp. ,
3.45%, 6/15/2025 20,000 19,574
5.45%, 10/30/2025(b) 100,000 100,336
5.60%, 11/13/2026 25,000 25,329
4.80%, 2/5/2027 25,000 25,017
4.80%, 3/15/2028 125,000 124,855
5.05%, 9/15/2028 25,000 25,138
4.85%, 2/7/2029(b) 25,000 24,978
3.70%, 3/15/2029 100,000 94,584
2.40%, 3/15/2030 185,000 160,255
5.00%, 2/7/2031 25,000 24,822
Series C, 8.00%, 3/1/2032 159,000 186,323
2.75%, 4/15/2032(b) 50,000 42,428
4.15%, 12/15/2032 30,000 27,845
5.80%, 1/15/2033 50,000 52,022
ORIX Corp. ,
5.00%, 9/13/2027 40,000 39,984
4.00%, 4/13/2032 50,000 46,681
5.20%, 9/13/2032(b) 40,000 40,837
PayPal Holdings, Inc. ,
1.65%, 6/1/2025(b) 95,000 91,151
2.85%, 10/1/2029(b) 170,000 153,732
2.30%, 6/1/2030 100,000 86,253
4.40%, 6/1/2032 60,000 58,101
3.25%, 6/1/2050(b) 120,000 85,010
5.05%, 6/1/2052 60,000 56,982
5.25%, 6/1/2062 60,000 57,432
Radian Group, Inc. ,
6.20%, 5/15/2029 50,000 50,742
Shell International Finance
BV ,
2.88%, 5/10/2026(b) 500,000 480,131
2.38%, 11/7/2029(b) 150,000 133,422
4.13%, 5/11/2035 150,000 140,314
6.38%, 12/15/2038 250,000 282,867
2.88%, 11/26/2041(b) 50,000 37,132
4.55%, 8/12/2043 200,000 185,743
4.38%, 5/11/2045(b) 500,000 447,093
3.75%, 9/12/2046 100,000 80,747
3.25%, 4/6/2050(b) 300,000 217,783
3.00%, 11/26/2051 100,000 68,277

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Visa, Inc. ,
3.15%, 12/14/2025(b) 635,000 617,508
1.10%, 2/15/2031(b) 300,000 239,399
4.30%, 12/14/2045(b) 400,000 360,744
2.00%, 8/15/2050 300,000 176,774
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 240,771
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 154,329
11,887,337
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 20,000 17,227
4.02%, 4/16/2043 172,000 141,843
2.70%, 9/15/2051(b) 80,000 51,083
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 100,000 86,119
Campbell Soup Co. ,
5.30%, 3/20/2026 45,000 45,034
5.20%, 3/19/2027 50,000 50,116
4.15%, 3/15/2028(b) 500,000 484,714
5.20%, 3/21/2029 50,000 50,240
5.40%, 3/21/2034(b) 50,000 50,375
Conagra Brands, Inc. ,
5.30%, 10/1/2026 50,000 50,080
7.00%, 10/1/2028(b) 221,000 237,896
5.30%, 11/1/2038(b) 250,000 238,052
General Mills, Inc. ,
4.70%, 1/30/2027 50,000 49,571
4.20%, 4/17/2028(b) 500,000 487,643
5.50%, 10/17/2028 55,000 56,128
2.25%, 10/14/2031(b) 100,000 82,682
4.95%, 3/29/2033(b) 30,000 29,665
3.00%, 2/1/2051(b) 100,000 65,631
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 223,473
Hormel Foods Corp. ,
4.80%, 3/30/2027 45,000 44,954
1.70%, 6/3/2028(b) 200,000 177,227
3.05%, 6/3/2051 200,000 136,595
Ingredion, Inc. ,
2.90%, 6/1/2030(b) 200,000 176,971
J M Smucker Co. (The) ,
5.90%, 11/15/2028 75,000 77,769
2.13%, 3/15/2032 100,000 80,935
6.20%, 11/15/2033(b) 75,000 80,001
4.25%, 3/15/2035(b) 300,000 274,070
6.50%, 11/15/2043(b) 40,000 43,398
6.50%, 11/15/2053(b) 25,000 27,762
JBS USA LUX SA ,
5.13%, 2/1/2028 100,000 98,476
3.00%, 5/15/2032(b) 200,000 163,112
5.75%, 4/1/2033(b) 100,000 98,517
6.75%, 3/15/2034(f) 150,000 157,608
4.38%, 2/2/2052(b) 100,000 72,620
6.50%, 12/1/2052(b) 100,000 98,810
7.25%, 11/15/2053(b)(f) 100,000 107,478
Kellanova ,
3.25%, 4/1/2026(b) 125,000 120,553
5.25%, 3/1/2033(b) 30,000 30,099
4.50%, 4/1/2046 250,000 214,101
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026(b) 400,000 382,870
5.00%, 6/4/2042 400,000 375,340
4.38%, 6/1/2046 400,000 337,818
5.50%, 6/1/2050(b) 200,000 197,621
McCormick & Co., Inc. ,
3.40%, 8/15/2027 100,000 94,990
4.95%, 4/15/2033 100,000 98,896
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 50,000 44,630
Mondelez International, Inc. ,
1.50%, 5/4/2025 60,000 57,528
4.75%, 2/20/2029 50,000 49,648
2.75%, 4/13/2030(b) 92,000 81,829
1.50%, 2/4/2031 70,000 55,889
2.63%, 9/4/2050 40,000 25,174
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031(b) 100,000 90,144
6.25%, 7/1/2033(b) 45,000 45,985
6.88%, 5/15/2034 100,000 106,570
Tyson Foods, Inc. ,
3.55%, 6/2/2027(b) 100,000 95,374
5.40%, 3/15/2029(b) 50,000 50,447
5.70%, 3/15/2034 50,000 50,660
4.55%, 6/2/2047(b) 100,000 82,659
5.10%, 9/28/2048(b) 250,000 225,165
Unilever Capital Corp. ,
2.00%, 7/28/2026 100,000 93,766
1.38%, 9/14/2030(b) 165,000 134,105
5.90%, 11/15/2032 206,000 221,865
2.63%, 8/12/2051 200,000 131,522
7,909,123
Gas Utilities 0 .1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 471,849
5.90%, 11/15/2033(b) 25,000 26,520
4.30%, 10/1/2048 100,000 87,052
3.38%, 9/15/2049 160,000 116,452
5.75%, 10/15/2052 30,000 31,786
CenterPoint Energy
Resources Corp. ,
5.25%, 3/1/2028(b) 140,000 141,415
4.40%, 7/1/2032(b) 40,000 38,053
5.40%, 3/1/2033(b) 100,000 101,615
National Fuel Gas Co. ,
5.50%, 10/1/2026 20,000 20,004
ONE Gas, Inc. ,
4.66%, 2/1/2044(b) 250,000 226,962
Piedmont Natural Gas Co.,
Inc. ,
5.40%, 6/15/2033 20,000 20,168
3.35%, 6/1/2050 150,000 101,329
Southern California Gas Co. ,
2.95%, 4/15/2027(b) 80,000 75,476
5.20%, 6/1/2033 40,000 40,041
6.35%, 11/15/2052 10,000 11,004
5.75%, 6/1/2053 40,000 40,667
5.60%, 4/1/2054 25,000 25,016
Southwest Gas Corp. ,
5.80%, 12/1/2027 100,000 102,337
4.05%, 3/15/2032 100,000 91,582

26 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Southwest Gas Corp.,
3.18%, 8/15/2051 90,000 58,806
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 74,302
1,902,436
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
3.65%, 9/1/2025(b) 250,000 244,796
3.25%, 6/15/2027(b) 300,000 286,496
4.55%, 9/1/2044 250,000 227,011
3.90%, 8/1/2046(b) 200,000 163,791
4.05%, 6/15/2048 250,000 208,243
3.55%, 2/15/2050 250,000 189,953
2.88%, 6/15/2052(b) 25,000 16,369
4.45%, 1/15/2053(b) 300,000 265,885
5.20%, 4/15/2054(b) 100,000 99,122
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 242,000 261,575
3.85%, 8/5/2032(b) 40,000 37,167
6.20%, 6/1/2036 236,000 258,688
2.45%, 5/1/2050 85,000 53,246
4.40%, 8/5/2052 35,000 31,256
Canadian Pacific Railway Co. ,
2.88%, 11/15/2029 160,000 143,442
2.45%, 12/2/2031(b) 35,000 31,408
5.95%, 5/15/2037 250,000 260,748
3.00%, 12/2/2041(b) 25,000 21,337
3.10%, 12/2/2051 30,000 20,702
4.20%, 11/15/2069 115,000 90,862
6.13%, 9/15/2115 100,000 105,477
CSX Corp. ,
4.10%, 11/15/2032(b) 40,000 37,681
5.20%, 11/15/2033(b) 100,000 101,679
4.10%, 3/15/2044 250,000 213,044
4.30%, 3/1/2048 250,000 215,979
4.50%, 3/15/2049 150,000 131,625
3.95%, 5/1/2050 100,000 80,366
4.50%, 11/15/2052 40,000 35,371
4.50%, 8/1/2054 150,000 131,653
4.65%, 3/1/2068 40,000 34,753
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 88,319
5.05%, 8/1/2030(b) 90,000 90,269
3.00%, 3/15/2032 55,000 47,766
4.45%, 3/1/2033(b) 200,000 191,867
5.55%, 3/15/2034 50,000 52,019
4.45%, 6/15/2045 200,000 174,374
3.40%, 11/1/2049 170,000 124,613
2.90%, 8/25/2051 100,000 65,075
3.70%, 3/15/2053 40,000 30,051
4.55%, 6/1/2053(b) 45,000 39,276
5.35%, 8/1/2054(b) 70,000 69,491
3.16%, 5/15/2055 250,000 165,780
5.95%, 3/15/2064 75,000 80,098
Ryder System, Inc. ,
1.75%, 9/1/2026 165,000 152,050
2.90%, 12/1/2026(b) 270,000 254,929
2.85%, 3/1/2027 25,000 23,435
4.30%, 6/15/2027 25,000 24,356
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Ryder System, Inc.,
5.65%, 3/1/2028(b) 40,000 40,765
5.25%, 6/1/2028 40,000 40,183
6.30%, 12/1/2028(b) 25,000 26,167
5.38%, 3/15/2029(b) 25,000 25,207
6.60%, 12/1/2033(b) 25,000 27,116
Union Pacific Corp. ,
3.25%, 8/15/2025 500,000 487,612
4.75%, 2/21/2026(b) 200,000 199,711
2.15%, 2/5/2027 55,000 51,140
3.95%, 9/10/2028(b) 500,000 487,410
2.38%, 5/20/2031(b) 200,000 170,797
4.50%, 1/20/2033 100,000 97,419
3.60%, 9/15/2037 100,000 86,346
3.20%, 5/20/2041(b) 100,000 77,920
4.05%, 11/15/2045 220,000 181,051
4.05%, 3/1/2046 40,000 33,255
2.95%, 3/10/2052 335,000 225,256
4.95%, 5/15/2053(b) 100,000 96,680
3.95%, 8/15/2059 300,000 232,638
3.84%, 3/20/2060 400,000 307,122
8,567,288
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 88,729
3.75%, 11/30/2026(b) 298,000 291,220
1.15%, 1/30/2028(b) 90,000 79,526
1.40%, 6/30/2030 95,000 79,173
4.75%, 11/30/2036 150,000 148,769
5.30%, 5/27/2040(b) 200,000 206,501
4.90%, 11/30/2046 250,000 244,039
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 432,971
1.92%, 2/1/2027 280,000 255,662
2.27%, 12/1/2028 190,000 167,374
2.54%, 2/1/2032(b) 300,000 247,905
3.13%, 12/1/2051(b) 30,000 19,647
Becton Dickinson & Co. ,
3.70%, 6/6/2027(b) 326,000 313,201
4.69%, 2/13/2028 65,000 64,339
4.30%, 8/22/2032 40,000 37,956
4.67%, 6/6/2047 200,000 179,220
3.79%, 5/20/2050(b) 91,000 71,373
Boston Scientific Corp. ,
2.65%, 6/1/2030 300,000 264,224
4.70%, 3/1/2049(b) 100,000 92,586
DH Europe Finance II Sarl ,
2.60%, 11/15/2029(b) 100,000 89,515
3.25%, 11/15/2039 100,000 80,769
3.40%, 11/15/2049(b) 140,000 104,856
GE HealthCare Technologies,
Inc. ,
5.60%, 11/15/2025(b) 150,000 150,505
5.65%, 11/15/2027 200,000 203,657
5.91%, 11/22/2032(b) 300,000 314,961
6.38%, 11/22/2052 100,000 112,859
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 91,432
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028 35,000 34,384

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Medtronic Global Holdings
SCA,
4.50%, 3/30/2033 60,000 58,222
Medtronic, Inc. ,
4.38%, 3/15/2035(b) 350,000 334,676
4.63%, 3/15/2045(b) 100,000 93,912
Solventum Corp. ,
5.45%, 2/25/2027(f) 50,000 50,173
5.40%, 3/1/2029(f) 85,000 85,171
5.45%, 3/13/2031(f) 100,000 99,741
5.60%, 3/23/2034(f) 100,000 100,327
5.90%, 4/30/2054(f) 100,000 99,754
6.00%, 5/15/2064(f) 100,000 99,126
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031(b) 150,000 127,997
Stryker Corp. ,
3.38%, 11/1/2025 160,000 155,378
3.50%, 3/15/2026 70,000 67,876
4.85%, 12/8/2028 25,000 25,008
4.63%, 3/15/2046(b) 200,000 182,833
Zimmer Biomet Holdings, Inc. ,
5.35%, 12/1/2028(b) 50,000 50,719
2.60%, 11/24/2031(b) 200,000 168,312
4.45%, 8/15/2045 150,000 134,754
6,401,332
Health Care Providers & Services 1 .0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 50,349
Series 2020, 3.01%,
6/15/2050(b) 66,000 45,990
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 54,803
3.88%, 8/15/2047 200,000 152,582
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 39,816
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 173,018
Banner Health ,
Series 2020, 3.18%,
1/1/2050 39,000 28,248
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 58,500
Cardinal Health, Inc. ,
3.41%, 6/15/2027(b) 100,000 94,955
5.13%, 2/15/2029 25,000 25,049
4.37%, 6/15/2047 200,000 168,674
Cencora, Inc. ,
4.30%, 12/15/2047(b) 200,000 173,276
Centene Corp. ,
4.25%, 12/15/2027(b) 400,000 381,392
2.45%, 7/15/2028(b) 400,000 354,685
3.38%, 2/15/2030 300,000 265,479
3.00%, 10/15/2030(b) 400,000 342,959
Cigna Group (The) ,
3.25%, 4/15/2025(b) 250,000 244,466
4.50%, 2/25/2026(b) 229,000 226,195
3.05%, 10/15/2027(b) 400,000 375,410
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cigna Group (The),
4.38%, 10/15/2028 300,000 292,649
5.00%, 5/15/2029 50,000 50,071
2.38%, 3/15/2031 110,000 92,641
5.13%, 5/15/2031 50,000 50,046
5.40%, 3/15/2033(b) 60,000 61,091
5.25%, 2/15/2034 50,000 49,929
4.80%, 8/15/2038 200,000 187,901
4.80%, 7/15/2046 250,000 227,255
4.90%, 12/15/2048 500,000 455,463
5.60%, 2/15/2054 50,000 50,186
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114(b) 30,000 27,509
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 34,784
2.78%, 10/1/2030 77,000 66,788
5.32%, 12/1/2034 110,000 110,186
3.82%, 10/1/2049(b) 108,000 84,056
4.19%, 10/1/2049 37,000 30,763
3.91%, 10/1/2050 149,000 116,562
6.46%, 11/1/2052(b) 91,000 104,574
CVS Health Corp. ,
5.00%, 2/20/2026 75,000 74,738
2.88%, 6/1/2026 400,000 381,344
4.30%, 3/25/2028 652,000 636,271
5.00%, 1/30/2029(b) 80,000 80,221
3.25%, 8/15/2029 150,000 137,576
5.13%, 2/21/2030(b) 80,000 80,241
1.75%, 8/21/2030 360,000 295,707
5.25%, 1/30/2031 65,000 65,485
1.88%, 2/28/2031(b) 210,000 171,104
2.13%, 9/15/2031(b) 10,000 8,163
5.25%, 2/21/2033(b) 80,000 80,022
5.30%, 6/1/2033(b) 80,000 80,188
4.88%, 7/20/2035(b) 200,000 192,341
4.78%, 3/25/2038 400,000 369,391
4.13%, 4/1/2040(b) 200,000 168,482
5.13%, 7/20/2045 300,000 276,462
5.05%, 3/25/2048 600,000 544,907
4.25%, 4/1/2050 85,000 68,876
5.63%, 2/21/2053(b) 80,000 78,565
5.88%, 6/1/2053(b) 80,000 81,385
6.00%, 6/1/2063(b) 80,000 82,590
Elevance Health, Inc. ,
5.35%, 10/15/2025 40,000 40,021
3.65%, 12/1/2027(b) 300,000 287,002
2.25%, 5/15/2030 200,000 171,043
4.10%, 5/15/2032 40,000 37,453
5.50%, 10/15/2032 100,000 102,535
4.75%, 2/15/2033 120,000 117,106
4.63%, 5/15/2042 250,000 227,090
5.10%, 1/15/2044 50,000 47,467
4.65%, 8/15/2044 100,000 90,104
4.38%, 12/1/2047(b) 300,000 257,685
4.55%, 5/15/2052 40,000 35,006
5.13%, 2/15/2053(b) 150,000 143,751
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 78,647

28 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc. ,
5.25%, 6/15/2026 350,000 348,979
5.38%, 9/1/2026(b) 220,000 219,949
3.13%, 3/15/2027(b) 30,000 28,373
5.20%, 6/1/2028(b) 40,000 40,113
4.13%, 6/15/2029(b) 250,000 236,759
3.50%, 9/1/2030(b) 500,000 452,179
2.38%, 7/15/2031(b) 50,000 41,116
3.63%, 3/15/2032 375,000 331,964
5.50%, 6/1/2033(b) 80,000 80,288
5.60%, 4/1/2034(b) 55,000 55,381
5.50%, 6/15/2047 160,000 152,100
5.25%, 6/15/2049(b) 80,000 73,018
4.63%, 3/15/2052 330,000 275,802
5.90%, 6/1/2053(b) 75,000 75,414
6.00%, 4/1/2054(b) 45,000 45,674
6.10%, 4/1/2064 75,000 75,615
Humana, Inc. ,
1.35%, 2/3/2027(b) 280,000 252,223
5.75%, 3/1/2028(b) 60,000 61,306
5.75%, 12/1/2028(b) 25,000 25,618
3.70%, 3/23/2029(b) 100,000 94,103
5.38%, 4/15/2031 25,000 25,013
2.15%, 2/3/2032(b) 215,000 171,901
5.88%, 3/1/2033(b) 100,000 103,194
5.95%, 3/15/2034 25,000 25,959
3.95%, 8/15/2049 150,000 117,645
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046(b) 20,000 16,614
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041(b) 86,000 63,467
4.88%, 4/1/2042 250,000 240,925
Series 2019, 3.27%,
11/1/2049 122,000 89,664
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026(b) 35,000 32,417
2.95%, 12/1/2029 250,000 224,256
4.70%, 2/1/2045(b) 75,000 67,741
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 34,490
Series 2020, 3.19%,
7/1/2049(b) 100,000 71,968
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061(b) 79,000 54,346
McKesson Corp. ,
1.30%, 8/15/2026 100,000 91,533
3.95%, 2/16/2028 250,000 241,826
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 39,691
4.13%, 7/1/2052 50,000 42,598
Mount Sinai Hospital ,
Series 2017, 3.98%,
7/1/2048 33,000 26,775
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 143,579
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046(b) 150,000 120,796
4.26%, 11/1/2047(b) 35,000 29,004
Novant Health, Inc. ,
3.17%, 11/1/2051(b) 130,000 90,859
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 89,045
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 29,582
Series 21A, 2.70%,
10/1/2051(b) 151,000 92,522
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 100,000 96,990
2.95%, 6/30/2030 75,000 66,545
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 24,558
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 38,171
Series 2018, 4.09%,
8/15/2048 50,000 42,280
Series 20A, 3.36%,
8/15/2050(b) 134,000 98,662
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 48,299
UnitedHealth Group, Inc. ,
5.15%, 10/15/2025 30,000 30,036
1.15%, 5/15/2026(b) 120,000 110,994
3.38%, 4/15/2027(b) 200,000 192,449
4.60%, 4/15/2027 55,000 54,682
3.70%, 5/15/2027 55,000 53,328
2.95%, 10/15/2027 200,000 188,210
5.25%, 2/15/2028 45,000 45,825
4.25%, 1/15/2029(b) 120,000 117,596
4.70%, 4/15/2029(b) 50,000 49,828
4.00%, 5/15/2029 100,000 96,703
5.30%, 2/15/2030(b) 300,000 307,142
4.90%, 4/15/2031 75,000 75,035
2.30%, 5/15/2031 75,000 63,536
4.20%, 5/15/2032 140,000 133,049
5.35%, 2/15/2033 60,000 61,727
4.50%, 4/15/2033(b) 120,000 116,127
5.00%, 4/15/2034 75,000 75,131
4.63%, 7/15/2035 105,000 102,141
5.80%, 3/15/2036 500,000 536,020
3.50%, 8/15/2039 100,000 82,375
3.05%, 5/15/2041 180,000 136,248
3.95%, 10/15/2042(b) 250,000 212,802
4.75%, 7/15/2045 250,000 234,389
4.25%, 6/15/2048 300,000 259,048
3.70%, 8/15/2049 500,000 392,026
3.25%, 5/15/2051 60,000 43,135
4.75%, 5/15/2052(b) 200,000 185,486
5.88%, 2/15/2053 145,000 156,876
5.05%, 4/15/2053(b) 120,000 116,546

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
5.38%, 4/15/2054 75,000 76,279
3.88%, 8/15/2059(b) 100,000 77,415
3.13%, 5/15/2060 100,000 65,759
4.95%, 5/15/2062(b) 100,000 93,383
6.05%, 2/15/2063 190,000 208,924
5.20%, 4/15/2063(b) 80,000 77,818
5.50%, 4/15/2064 75,000 76,304
Universal Health Services,
Inc. ,
1.65%, 9/1/2026 100,000 91,142
2.65%, 1/15/2032 100,000 81,811
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048(b) 41,000 36,845
21,810,328
Health Care REITs 0 .1%
DOC DR LLC ,
2.63%, 11/1/2031(b) 50,000 41,189
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030(b) 250,000 217,674
Healthpeak OP LLC ,
1.35%, 2/1/2027 60,000 54,145
3.50%, 7/15/2029 125,000 115,686
3.00%, 1/15/2030 180,000 159,412
5.25%, 12/15/2032(b) 85,000 84,307
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 532,249
3.63%, 10/1/2029(b) 100,000 89,261
Sabra Health Care LP ,
3.90%, 10/15/2029 50,000 45,070
3.20%, 12/1/2031 100,000 83,069
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 238,231
3.00%, 1/15/2030 100,000 88,131
2.50%, 9/1/2031(b) 100,000 82,143
Welltower OP LLC ,
4.25%, 4/1/2026(b) 50,000 49,007
2.05%, 1/15/2029(b) 70,000 60,931
3.10%, 1/15/2030 100,000 89,899
2.75%, 1/15/2031(b) 300,000 258,037
2.75%, 1/15/2032(b) 200,000 167,576
2,456,017
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 100,000 89,061
Series J, 2.90%, 12/15/2031 80,000 66,480
155,541
Hotels, Restaurants & Leisure 0 .2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 197,531
Darden Restaurants, Inc. ,
6.30%, 10/10/2033 50,000 52,166
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 190,248
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Expedia Group, Inc.,
3.25%, 2/15/2030(b) 165,000 148,530
Hyatt Hotels Corp. ,
4.85%, 3/15/2026 100,000 98,874
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 166,000 166,324
5.00%, 10/15/2027(b) 55,000 54,837
5.55%, 10/15/2028(b) 50,000 51,055
Series HH, 2.85%,
4/15/2031(b) 200,000 172,508
Series GG, 3.50%,
10/15/2032 200,000 175,325
5.30%, 5/15/2034 25,000 24,727
McDonald's Corp. ,
3.70%, 1/30/2026(b) 300,000 293,538
3.80%, 4/1/2028 200,000 192,822
4.80%, 8/14/2028 50,000 50,144
4.95%, 8/14/2033(b) 75,000 75,105
4.70%, 12/9/2035(b) 400,000 389,038
4.88%, 7/15/2040 250,000 239,384
4.88%, 12/9/2045 250,000 233,331
3.63%, 9/1/2049(b) 200,000 151,885
4.20%, 4/1/2050 50,000 41,752
5.45%, 8/14/2053(b) 75,000 76,106
Starbucks Corp. ,
4.75%, 2/15/2026 50,000 49,688
4.85%, 2/8/2027 25,000 24,953
3.50%, 3/1/2028 250,000 238,033
2.55%, 11/15/2030(b) 200,000 173,329
4.90%, 2/15/2031 25,000 24,878
3.00%, 2/14/2032 140,000 122,466
4.80%, 2/15/2033 100,000 99,006
5.00%, 2/15/2034 25,000 24,781
4.45%, 8/15/2049(b) 250,000 216,840
3.50%, 11/15/2050(b) 200,000 148,015
4,197,219
Household Durables 0 .1%
DR Horton, Inc. ,
1.30%, 10/15/2026(b) 220,000 200,107
Leggett & Platt, Inc. ,
3.50%, 11/15/2051(b) 50,000 33,780
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 101,587
Mohawk Industries, Inc. ,
5.85%, 9/18/2028 50,000 51,475
PulteGroup, Inc. ,
6.38%, 5/15/2033 50,000 53,070
Whirlpool Corp. ,
3.70%, 5/1/2025 500,000 490,540
2.40%, 5/15/2031(b) 175,000 144,878
4.70%, 5/14/2032 20,000 19,168
5.50%, 3/1/2033 50,000 50,395
5.75%, 3/1/2034 25,000 25,079
1,170,079
Household Products 0 .1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031 100,000 83,135
5.60%, 11/15/2032 40,000 41,821
5.00%, 6/15/2052 40,000 37,754

30 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Clorox Co. (The) ,
4.60%, 5/1/2032 100,000 97,734
Colgate-Palmolive Co. ,
4.80%, 3/2/2026 16,000 16,049
4.60%, 3/1/2028 16,000 16,170
3.25%, 8/15/2032 35,000 31,657
4.60%, 3/1/2033 16,000 16,041
Kimberly-Clark Corp. ,
4.50%, 2/16/2033 100,000 98,457
6.63%, 8/1/2037 130,000 150,861
3.20%, 7/30/2046(b) 165,000 121,876
2.88%, 2/7/2050 100,000 68,681
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025(b) 240,000 224,551
4.10%, 1/26/2026 150,000 148,555
1.00%, 4/23/2026(b) 170,000 157,789
2.85%, 8/11/2027(b) 250,000 236,953
4.35%, 1/29/2029 50,000 49,897
1.20%, 10/29/2030 100,000 81,794
1.95%, 4/23/2031(b) 300,000 255,074
4.55%, 1/29/2034(b) 50,000 49,725
3.60%, 3/25/2050(b) 300,000 247,550
2,232,124
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) ,
5.45%, 6/1/2028(b) 60,000 59,884
2.45%, 1/15/2031(b) 70,000 57,271
Constellation Energy
Generation LLC ,
5.60%, 3/1/2028(b) 40,000 40,745
5.80%, 3/1/2033(b) 40,000 41,230
6.13%, 1/15/2034 25,000 26,397
6.25%, 10/1/2039 180,000 189,508
5.75%, 3/15/2054 50,000 50,084
Oglethorpe Power Corp. ,
4.50%, 4/1/2047(b) 40,000 33,276
5.25%, 9/1/2050 200,000 186,307
6.20%, 12/1/2053(b)(f) 50,000 52,551
Southern Power Co. ,
0.90%, 1/15/2026(b) 200,000 185,010
922,263
Industrial Conglomerates 0 .1%
3M Co. ,
3.00%, 8/7/2025 400,000 388,552
3.05%, 4/15/2030 100,000 89,814
5.70%, 3/15/2037 415,000 437,500
3.25%, 8/26/2049 90,000 62,253
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035(b) 200,000 187,918
General Electric Co. ,
Series A, 6.75%, 3/15/2032 300,000 334,181
Honeywell International, Inc. ,
1.35%, 6/1/2025 40,000 38,332
2.50%, 11/1/2026(b) 500,000 472,441
1.10%, 3/1/2027(b) 100,000 90,356
4.95%, 2/15/2028 60,000 60,679
4.25%, 1/15/2029(b) 20,000 19,669
2.70%, 8/15/2029 500,000 453,387
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
Honeywell International, Inc.,
4.88%, 9/1/2029 50,000 50,332
1.75%, 9/1/2031 100,000 81,162
4.95%, 9/1/2031 50,000 50,362
5.00%, 2/15/2033(b) 60,000 60,675
4.50%, 1/15/2034(b) 20,000 19,445
5.00%, 3/1/2035 50,000 50,188
2.80%, 6/1/2050 90,000 62,382
5.25%, 3/1/2054 50,000 50,451
5.35%, 3/1/2064 50,000 50,660
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 30,972
3,141,711
Industrial REITs 0 .1%
Prologis LP ,
4.88%, 6/15/2028(b) 45,000 45,048
2.88%, 11/15/2029 125,000 112,900
2.25%, 4/15/2030(b) 160,000 138,676
1.75%, 7/1/2030 65,000 53,993
1.25%, 10/15/2030 65,000 52,119
2.25%, 1/15/2032(b) 200,000 164,945
4.63%, 1/15/2033 50,000 48,563
4.75%, 6/15/2033 35,000 34,297
5.13%, 1/15/2034 50,000 50,217
5.00%, 3/15/2034(b) 50,000 49,704
3.00%, 4/15/2050 65,000 44,660
2.13%, 10/15/2050 155,000 86,521
5.25%, 6/15/2053(b) 30,000 29,532
5.25%, 3/15/2054 50,000 49,104
Rexford Industrial Realty LP ,
5.00%, 6/15/2028 20,000 19,850
2.15%, 9/1/2031 90,000 72,071
1,052,200
Insurance 0 .7%
Aflac, Inc. ,
3.60%, 4/1/2030 500,000 465,088
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 46,769
3.25%, 8/15/2051 50,000 35,444
Allstate Corp. (The) ,
5.25%, 3/30/2033 20,000 20,072
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(b)(c) 195,000 198,124
American International Group,
Inc. ,
5.13%, 3/27/2033(b) 60,000 59,666
4.80%, 7/10/2045(b) 150,000 139,642
4.38%, 6/30/2050(b) 200,000 173,507
Aon Corp. ,
2.80%, 5/15/2030 200,000 176,173
2.05%, 8/23/2031 50,000 40,788
2.60%, 12/2/2031(b) 25,000 21,034
5.00%, 9/12/2032 30,000 29,730
5.35%, 2/28/2033 25,000 25,135
2.90%, 8/23/2051 50,000 31,839
3.90%, 2/28/2052(b) 30,000 23,051
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 218,895

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Aon North America, Inc. ,
5.13%, 3/1/2027 55,000 55,329
5.15%, 3/1/2029(b) 75,000 75,411
5.30%, 3/1/2031 75,000 75,560
5.45%, 3/1/2034 75,000 75,866
5.75%, 3/1/2054 50,000 51,260
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 229,749
Arthur J Gallagher & Co. ,
2.40%, 11/9/2031(b) 200,000 163,981
3.05%, 3/9/2052 100,000 63,712
5.75%, 3/2/2053 12,000 12,042
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 467,003
6.65%, 2/1/2033 50,000 52,910
5.88%, 1/15/2034(b) 25,000 25,050
6.25%, 4/1/2054(b) 50,000 50,744
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027 100,000 94,165
4.20%, 8/15/2048(b) 400,000 352,772
4.25%, 1/15/2049(b) 300,000 268,176
2.85%, 10/15/2050 45,000 30,368
3.85%, 3/15/2052(b) 100,000 80,837
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047(b) 150,000 118,947
Brown & Brown, Inc. ,
4.20%, 3/17/2032(b) 30,000 27,695
4.95%, 3/17/2052(b) 25,000 22,070
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 177,969
Chubb INA Holdings, Inc. ,
3.35%, 5/3/2026(b) 90,000 86,938
5.00%, 3/15/2034 50,000 50,173
4.35%, 11/3/2045(b) 250,000 222,437
2.85%, 12/15/2051 50,000 34,116
3.05%, 12/15/2061 35,000 23,435
Enstar Group Ltd. ,
3.10%, 9/1/2031(b) 80,000 66,419
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 125,000 87,676
3.13%, 10/15/2052 50,000 32,340
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028 50,000 51,923
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030(b) 200,000 190,596
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 22,326
First American Financial
Corp. ,
2.40%, 8/15/2031 75,000 59,327
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 209,451
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 83,803
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 329,326
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Kemper Corp. ,
3.80%, 2/23/2032 30,000 25,637
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 500,000 441,451
Loews Corp. ,
4.13%, 5/15/2043(b) 200,000 170,315
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(c) 500,000 478,902
3.70%, 3/16/2032 20,000 18,436
Markel Group, Inc. ,
3.35%, 9/17/2029 475,000 431,362
3.45%, 5/7/2052 100,000 69,369
Marsh & McLennan Cos., Inc. ,
4.38%, 3/15/2029(b) 300,000 295,060
5.75%, 11/1/2032(b) 25,000 26,228
5.40%, 9/15/2033 50,000 51,300
5.15%, 3/15/2034 25,000 25,169
4.20%, 3/1/2048 500,000 421,171
6.25%, 11/1/2052 25,000 27,790
5.70%, 9/15/2053(b) 100,000 103,820
5.45%, 3/15/2054 25,000 25,091
MetLife, Inc. ,
3.60%, 11/13/2025(b) 500,000 487,819
5.38%, 7/15/2033 50,000 51,030
5.70%, 6/15/2035(b) 159,000 165,702
6.40%, 12/15/2036 300,000 307,189
4.88%, 11/13/2043 250,000 234,780
5.00%, 7/15/2052 60,000 56,485
5.25%, 1/15/2054(b) 100,000 98,442
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 40,000 40,446
Old Republic International
Corp. ,
3.88%, 8/26/2026 200,000 193,315
5.75%, 3/28/2034 25,000 25,109
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 488,706
5.38%, 3/15/2033 40,000 40,312
4.30%, 11/15/2046 50,000 42,011
5.50%, 3/15/2053 45,000 44,190
Progressive Corp. (The) ,
2.50%, 3/15/2027 40,000 37,477
3.00%, 3/15/2032 30,000 26,139
6.25%, 12/1/2032 162,000 175,854
4.95%, 6/15/2033 20,000 19,969
3.70%, 1/26/2045(b) 250,000 204,948
Prudential Financial, Inc. ,
3.88%, 3/27/2028(b) 200,000 192,888
4.60%, 5/15/2044(b) 250,000 225,020
3.91%, 12/7/2047 186,000 148,459
3.94%, 12/7/2049 505,000 398,778
3.70%, 3/13/2051(b) 300,000 229,775
Reinsurance Group of
America, Inc. ,
6.00%, 9/15/2033 20,000 20,740
RenaissanceRe Holdings Ltd. ,
5.75%, 6/5/2033(b) 60,000 60,496
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 250,000 253,529

32 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Travelers Cos., Inc. (The),
4.10%, 3/4/2049(b) 200,000 169,097
5.45%, 5/25/2053(b) 20,000 20,716
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033(b) 192,000 213,241
Unum Group ,
4.00%, 6/15/2029(b) 250,000 235,837
4.13%, 6/15/2051(b) 50,000 37,799
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 77,667
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 49,194
4.50%, 9/15/2028 400,000 389,725
2.95%, 9/15/2029(b) 65,000 58,242
5.35%, 5/15/2033(b) 20,000 19,903
5.90%, 3/5/2054(b) 50,000 50,617
14,029,606
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
0.45%, 8/15/2025(b) 45,000 42,395
2.00%, 8/15/2026 500,000 470,600
0.80%, 8/15/2027(b) 90,000 80,017
1.10%, 8/15/2030(b) 165,000 135,113
1.90%, 8/15/2040 100,000 67,173
2.05%, 8/15/2050(b) 200,000 119,665
2.25%, 8/15/2060 200,000 115,175
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 195,670
Meta Platforms, Inc. ,
3.50%, 8/15/2027(b) 230,000 221,291
4.60%, 5/15/2028(b) 60,000 59,968
4.80%, 5/15/2030 60,000 60,329
3.85%, 8/15/2032 195,000 182,728
4.95%, 5/15/2033(b) 60,000 60,731
4.45%, 8/15/2052(b) 265,000 235,544
5.60%, 5/15/2053(b) 310,000 327,650
4.65%, 8/15/2062 180,000 161,620
5.75%, 5/15/2063 60,000 64,322
2,599,991
IT Services 0 .2%
CGI, Inc. ,
1.45%, 9/14/2026(b) 50,000 45,524
2.30%, 9/14/2031 50,000 40,252
DXC Technology Co. ,
1.80%, 9/15/2026 100,000 91,184
2.38%, 9/15/2028 100,000 86,871
IBM International Capital Pte.
Ltd. ,
4.70%, 2/5/2026 100,000 99,281
4.60%, 2/5/2027 100,000 98,955
4.60%, 2/5/2029 100,000 98,583
4.75%, 2/5/2031 100,000 98,123
4.90%, 2/5/2034 100,000 98,022
5.25%, 2/5/2044 100,000 97,581
5.30%, 2/5/2054(b) 200,000 195,298
International Business
Machines Corp. ,
4.50%, 2/6/2026 300,000 297,890
3.30%, 5/15/2026(b) 400,000 385,949
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
International Business
Machines Corp.,
1.70%, 5/15/2027(b) 300,000 272,257
3.50%, 5/15/2029 400,000 376,749
1.95%, 5/15/2030(b) 100,000 84,549
5.88%, 11/29/2032(b) 53,000 56,362
4.15%, 5/15/2039(b) 300,000 264,867
4.00%, 6/20/2042(b) 150,000 126,648
4.25%, 5/15/2049(b) 300,000 254,576
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031(b) 150,000 126,218
3,295,739
Leisure Products 0 .0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 51,755
4.40%, 9/15/2032 100,000 90,970
5.10%, 4/1/2052 30,000 24,629
Hasbro, Inc. ,
3.55%, 11/19/2026(b) 100,000 95,335
3.90%, 11/19/2029(b) 100,000 92,824
5.10%, 5/15/2044 100,000 86,241
441,754
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029(b) 165,000 148,310
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032(b) 50,000 44,957
Danaher Corp. ,
3.35%, 9/15/2025 250,000 244,513
2.80%, 12/10/2051 140,000 92,201
Illumina, Inc. ,
5.80%, 12/12/2025 100,000 100,167
5.75%, 12/13/2027 100,000 101,155
Revvity, Inc. ,
1.90%, 9/15/2028(b) 60,000 52,250
3.30%, 9/15/2029(b) 100,000 90,777
2.25%, 9/15/2031(b) 35,000 28,711
Thermo Fisher Scientific, Inc. ,
4.95%, 8/10/2026 100,000 100,176
5.00%, 12/5/2026 50,000 50,207
4.80%, 11/21/2027 65,000 65,060
1.75%, 10/15/2028(b) 115,000 101,486
5.00%, 1/31/2029(b) 75,000 75,711
2.60%, 10/1/2029(b) 325,000 291,622
4.98%, 8/10/2030(b) 65,000 65,465
2.00%, 10/15/2031(b) 55,000 45,311
4.95%, 11/21/2032 70,000 70,301
5.09%, 8/10/2033(b) 80,000 80,879
5.20%, 1/31/2034 50,000 50,992
2.80%, 10/15/2041(b) 30,000 21,942
5.40%, 8/10/2043(b) 90,000 92,033
5.30%, 2/1/2044 100,000 100,217
2,114,443
Machinery 0 .2%
AGCO Corp. ,
5.45%, 3/21/2027(b) 50,000 50,224
5.80%, 3/21/2034 50,000 50,624
Caterpillar, Inc. ,
2.60%, 9/19/2029(b) 70,000 63,238

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Caterpillar, Inc.,
6.05%, 8/15/2036 177,000 194,959
3.80%, 8/15/2042 300,000 252,402
3.25%, 9/19/2049(b) 330,000 244,438
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 30,000 29,462
5.45%, 10/14/2025 100,000 100,178
1.45%, 7/15/2026 150,000 137,690
4.55%, 4/10/2028(b) 40,000 39,192
5.50%, 1/12/2029(b) 100,000 101,433
5.10%, 4/20/2029(b) 50,000 49,864
Cummins, Inc. ,
2.60%, 9/1/2050 50,000 31,573
Deere & Co. ,
3.90%, 6/9/2042(b) 250,000 215,988
Dover Corp. ,
2.95%, 11/4/2029 45,000 40,551
5.38%, 3/1/2041 100,000 99,544
Flowserve Corp. ,
2.80%, 1/15/2032 100,000 82,204
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 195,466
Ingersoll Rand, Inc. ,
5.70%, 8/14/2033 100,000 102,584
Nordson Corp. ,
5.80%, 9/15/2033 25,000 26,096
nVent Finance Sarl ,
5.65%, 5/15/2033 40,000 40,318
Otis Worldwide Corp. ,
5.25%, 8/16/2028 30,000 30,390
3.11%, 2/15/2040(b) 300,000 230,615
Parker-Hannifin Corp. ,
4.25%, 9/15/2027(b) 65,000 63,739
4.50%, 9/15/2029 95,000 93,547
4.20%, 11/21/2034 300,000 277,732
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028 100,000 103,111
4.25%, 11/15/2028(b) 250,000 242,432
2.30%, 3/15/2030(b) 500,000 423,280
3.00%, 5/15/2032 40,000 33,968
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(e) 250,000 245,900
3,892,742
Media 0 .5%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 410,000 405,010
6.15%, 11/10/2026 95,000 95,744
4.20%, 3/15/2028(b) 200,000 188,506
2.25%, 1/15/2029(b) 100,000 85,073
5.05%, 3/30/2029 150,000 144,633
4.40%, 4/1/2033(b) 75,000 66,466
6.65%, 2/1/2034(b) 125,000 128,131
6.38%, 10/23/2035(b) 300,000 296,483
3.50%, 3/1/2042 100,000 66,723
5.38%, 5/1/2047 400,000 322,306
5.75%, 4/1/2048 350,000 294,737
4.80%, 3/1/2050(b) 500,000 370,106
3.90%, 6/1/2052 200,000 127,193
5.25%, 4/1/2053(b) 180,000 142,554
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Charter Communications
Operating LLC,
6.83%, 10/23/2055 150,000 143,913
3.85%, 4/1/2061 310,000 183,932
Comcast Corp. ,
3.95%, 10/15/2025 500,000 491,648
5.35%, 11/15/2027 55,000 56,049
3.15%, 2/15/2028(b) 500,000 471,479
4.55%, 1/15/2029(b) 80,000 79,356
2.65%, 2/1/2030 300,000 266,810
3.40%, 4/1/2030(b) 165,000 152,588
1.95%, 1/15/2031 700,000 581,633
5.50%, 11/15/2032(b) 60,000 62,175
4.25%, 1/15/2033 250,000 236,711
4.65%, 2/15/2033(b) 160,000 157,016
7.05%, 3/15/2033(b) 95,000 107,607
4.80%, 5/15/2033(b) 80,000 78,925
4.40%, 8/15/2035(b) 200,000 187,734
6.50%, 11/15/2035 100,000 110,907
3.90%, 3/1/2038 250,000 217,850
3.40%, 7/15/2046 250,000 186,655
4.70%, 10/15/2048(b) 400,000 366,276
4.00%, 11/1/2049(b) 450,000 364,332
2.89%, 11/1/2051 500,000 324,562
2.45%, 8/15/2052 300,000 176,006
5.35%, 5/15/2053(b) 80,000 79,400
2.94%, 11/1/2056 527,000 331,803
2.65%, 8/15/2062 300,000 171,182
5.50%, 5/15/2064(b) 280,000 280,357
Discovery Communications
LLC ,
4.90%, 3/11/2026(b) 115,000 113,858
3.63%, 5/15/2030(b) 200,000 178,875
5.00%, 9/20/2037(b) 125,000 109,897
4.00%, 9/15/2055 330,000 225,842
Fox Corp. ,
6.50%, 10/13/2033(b) 100,000 105,918
5.58%, 1/25/2049(b) 300,000 279,365
Grupo Televisa SAB ,
6.63%, 1/15/2040(b) 250,000 254,911
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031(b) 160,000 134,042
5.38%, 6/15/2033 24,000 23,945
3.38%, 3/1/2041 70,000 52,243
Omnicom Group, Inc. ,
3.60%, 4/15/2026 200,000 194,253
Paramount Global ,
5.50%, 5/15/2033 118,000 104,424
4.38%, 3/15/2043 459,000 311,493
4.60%, 1/15/2045(b) 250,000 172,221
Time Warner Cable LLC ,
6.75%, 6/15/2039(b) 700,000 666,729
11,528,587
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027(b) 40,000 41,506
6.80%, 11/29/2032(b) 40,000 42,777
7.00%, 10/15/2039(b)(e) 100,000 108,823

34 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 100,000 103,291
BHP Billiton Finance USA Ltd. ,
4.88%, 2/27/2026 60,000 59,796
6.42%, 3/1/2026 80,000 81,845
5.25%, 9/8/2026 100,000 100,592
4.75%, 2/28/2028(b) 60,000 59,874
5.10%, 9/8/2028 100,000 101,115
5.25%, 9/8/2030(b) 100,000 101,687
4.90%, 2/28/2033(b) 35,000 34,700
5.25%, 9/8/2033 100,000 101,135
5.00%, 9/30/2043 400,000 385,107
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 345,754
Newmont Corp. ,
5.30%, 3/15/2026(f) 50,000 50,123
2.60%, 7/15/2032(b) 115,000 96,248
5.35%, 3/15/2034(b)(f) 50,000 50,319
5.88%, 4/1/2035 236,000 246,740
4.88%, 3/15/2042(b) 150,000 139,465
Nucor Corp. ,
3.95%, 5/23/2025 60,000 59,058
4.30%, 5/23/2027(b) 60,000 58,802
5.20%, 8/1/2043 200,000 197,851
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 215,987
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 300,000 193,193
Rio Tinto Finance USA plc ,
5.00%, 3/9/2033 55,000 55,319
4.13%, 8/21/2042 250,000 217,068
5.13%, 3/9/2053 60,000 58,313
Southern Copper Corp. ,
3.88%, 4/23/2025 50,000 49,006
6.75%, 4/16/2040 250,000 277,247
5.88%, 4/23/2045 100,000 100,436
Steel Dynamics, Inc. ,
3.25%, 1/15/2031(b) 200,000 178,096
Teck Resources Ltd. ,
6.25%, 7/15/2041(b) 250,000 255,372
Vale Overseas Ltd. ,
3.75%, 7/8/2030(b) 300,000 269,798
6.13%, 6/12/2033(b) 250,000 252,435
6.88%, 11/10/2039(b) 175,000 187,131
4,876,009
Multi-Utilities 0 .4%
Ameren Corp. ,
5.70%, 12/1/2026 50,000 50,665
1.95%, 3/15/2027 80,000 73,609
5.00%, 1/15/2029(b) 50,000 49,727
Ameren Illinois Co. ,
3.85%, 9/1/2032 40,000 36,635
2.90%, 6/15/2051 100,000 65,593
5.90%, 12/1/2052 100,000 107,090
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043 400,000 390,372
4.60%, 5/1/2053 90,000 77,896
Black Hills Corp. ,
5.95%, 3/15/2028(b) 100,000 103,231
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Black Hills Corp.,
3.05%, 10/15/2029 210,000 188,251
6.15%, 5/15/2034 70,000 72,232
3.88%, 10/15/2049 100,000 73,172
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026 25,000 25,043
2.65%, 6/1/2031 85,000 71,993
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031(b) 50,000 42,544
5.20%, 3/1/2033(b) 40,000 40,687
5.50%, 3/15/2034(b) 50,000 51,651
3.95%, 3/1/2043(b) 500,000 414,436
4.50%, 12/1/2045(b) 150,000 131,577
6.15%, 11/15/2052(b) 200,000 220,551
5.90%, 11/15/2053(b) 50,000 53,363
4.63%, 12/1/2054 150,000 131,137
3.70%, 11/15/2059 50,000 36,741
3.60%, 6/15/2061(b) 200,000 145,751
Consumers Energy Co. ,
4.65%, 3/1/2028(b) 200,000 198,778
4.90%, 2/15/2029(b) 100,000 100,320
4.63%, 5/15/2033 100,000 97,338
4.35%, 4/15/2049 300,000 262,004
3.10%, 8/15/2050(b) 45,000 31,715
2.65%, 8/15/2052 15,000 9,480
2.50%, 5/1/2060 100,000 57,648
Dominion Energy, Inc. ,
Series D, 2.85%, 8/15/2026 500,000 472,857
Series C, 3.38%,
4/1/2030(b) 300,000 272,638
Series C, 2.25%, 8/15/2031 30,000 24,549
Series A, 4.35%, 8/15/2032 40,000 37,714
5.38%, 11/15/2032(b) 50,000 50,284
Series E, 6.30%, 3/15/2033 10,000 10,535
Series F, 5.25%, 8/1/2033 50,000 49,392
Series B, 5.95%, 6/15/2035 151,000 155,449
Series C, 4.90%, 8/1/2041 300,000 273,237
Series B, 4.85%,
8/15/2052(b) 40,000 35,761
DTE Energy Co. ,
Series F, 1.05%,
6/1/2025(b) 170,000 161,414
4.88%, 6/1/2028(b) 100,000 98,869
5.10%, 3/1/2029 75,000 74,698
2.95%, 3/1/2030 50,000 44,102
National Grid plc ,
5.42%, 1/11/2034 100,000 99,296
NiSource, Inc. ,
0.95%, 8/15/2025 160,000 150,569
2.95%, 9/1/2029(b) 250,000 225,782
1.70%, 2/15/2031(b) 85,000 67,891
5.35%, 4/1/2034 25,000 24,864
5.95%, 6/15/2041 300,000 309,153
5.00%, 6/15/2052 70,000 64,709
Public Service Enterprise
Group, Inc. ,
5.88%, 10/15/2028 50,000 51,482
5.20%, 4/1/2029 50,000 50,039
6.13%, 10/15/2033 50,000 52,486
5.45%, 4/1/2034 50,000 50,092

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 244,118
2.38%, 6/15/2028(b) 200,000 178,374
4.22%, 3/15/2032 40,000 36,274
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 200,000 201,237
San Diego Gas & Electric Co. ,
4.95%, 8/15/2028 100,000 100,375
Series VVV, 1.70%,
10/1/2030 100,000 82,198
4.15%, 5/15/2048(b) 200,000 167,142
3.32%, 4/15/2050 200,000 141,613
5.35%, 4/1/2053(b) 95,000 93,568
5.55%, 4/15/2054 50,000 50,719
Sempra ,
5.40%, 8/1/2026 50,000 50,145
3.40%, 2/1/2028(b) 300,000 283,458
5.50%, 8/1/2033 50,000 50,134
6.00%, 10/15/2039 220,000 224,053
4.00%, 2/1/2048 150,000 116,998
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031(b) 250,000 203,447
5.75%, 9/15/2033 50,000 51,758
Series 21A, 3.15%,
9/30/2051 100,000 65,329
WEC Energy Group, Inc. ,
4.75%, 1/9/2026 70,000 69,354
5.60%, 9/12/2026 25,000 25,289
5.15%, 10/1/2027 100,000 100,175
4.75%, 1/15/2028 50,000 49,646
1.80%, 10/15/2030(b) 300,000 246,878
9,151,374
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 300,000 227,908
4.85%, 4/15/2049 300,000 263,241
3.55%, 3/15/2052 70,000 49,106
5.15%, 4/15/2053 70,000 64,468
5.63%, 5/15/2054 50,000 49,200
Boston Properties LP ,
2.75%, 10/1/2026 250,000 232,872
2.90%, 3/15/2030 100,000 85,652
2.45%, 10/1/2033(b) 300,000 225,954
COPT Defense Properties LP ,
2.00%, 1/15/2029(b) 100,000 83,840
2.90%, 12/1/2033 100,000 78,414
Highwoods Realty LP ,
3.05%, 2/15/2030(b) 250,000 210,805
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 85,094
1,656,554
Oil, Gas & Consumable Fuels 1 .6%
Apache Corp. ,
5.10%, 9/1/2040(b) 200,000 171,634
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 221,650
5.63%, 8/1/2034 25,000 25,011
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 500,000 486,063
4.23%, 11/6/2028(b) 400,000 391,456
4.70%, 4/10/2029 50,000 49,875
2.72%, 1/12/2032(b) 400,000 344,654
4.81%, 2/13/2033(b) 300,000 296,071
4.89%, 9/11/2033(b) 240,000 238,328
4.99%, 4/10/2034(b) 50,000 49,935
3.06%, 6/17/2041(b) 50,000 37,957
3.00%, 2/24/2050 200,000 136,443
2.77%, 11/10/2050 300,000 194,188
2.94%, 6/4/2051 150,000 100,142
3.00%, 3/17/2052 50,000 33,857
3.38%, 2/8/2061 50,000 34,539
BP Capital Markets plc ,
3.28%, 9/19/2027(b) 300,000 285,525
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038(b) 340,000 353,832
Cenovus Energy, Inc. ,
2.65%, 1/15/2032 45,000 37,325
6.75%, 11/15/2039(b) 17,000 18,731
5.40%, 6/15/2047(b) 120,000 113,023
3.75%, 2/15/2052(b) 25,000 18,381
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 249,404
3.70%, 11/15/2029 65,000 60,461
2.74%, 12/31/2039 100,000 80,773
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(b) 300,000 285,524
4.00%, 3/1/2031(b) 300,000 272,673
3.25%, 1/31/2032 200,000 170,367
Cheniere Energy, Inc. ,
4.63%, 10/15/2028(b) 300,000 290,685
5.65%, 4/15/2034(f) 150,000 151,071
Chevron Corp. ,
1.55%, 5/11/2025(b) 200,000 192,333
2.95%, 5/16/2026(b) 300,000 288,840
2.00%, 5/11/2027(b) 120,000 110,939
2.24%, 5/11/2030(b) 60,000 52,478
3.08%, 5/11/2050(b) 25,000 17,952
Chevron USA, Inc. ,
0.69%, 8/12/2025(b) 140,000 132,078
1.02%, 8/12/2027(b) 120,000 106,559
3.85%, 1/15/2028(b) 50,000 48,863
2.34%, 8/12/2050 200,000 121,939
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 147,557
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 490,415
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 141,759
6.40%, 5/15/2037 200,000 223,734
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 98,824
ConocoPhillips ,
5.90%, 10/15/2032(b) 177,000 190,658
6.50%, 2/1/2039(b) 300,000 340,319

36 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ConocoPhillips Co. ,
5.05%, 9/15/2033 70,000 70,633
3.76%, 3/15/2042 100,000 83,079
4.30%, 11/15/2044 155,000 135,917
3.80%, 3/15/2052 50,000 39,044
5.30%, 5/15/2053(b) 40,000 39,719
5.55%, 3/15/2054(b) 50,000 51,532
4.03%, 3/15/2062(b) 200,000 158,497
5.70%, 9/15/2063(b) 50,000 52,406
Continental Resources, Inc. ,
4.90%, 6/1/2044(b) 60,000 49,867
Coterra Energy, Inc. ,
5.60%, 3/15/2034 50,000 50,377
Devon Energy Corp. ,
5.88%, 6/15/2028 100,000 100,513
4.75%, 5/15/2042(b) 300,000 261,113
Diamondback Energy, Inc. ,
3.50%, 12/1/2029 100,000 92,504
6.25%, 3/15/2033(b) 35,000 37,313
4.40%, 3/24/2051 50,000 41,419
6.25%, 3/15/2053 60,000 64,731
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(b) 200,000 178,691
Enbridge Energy Partners LP ,
5.88%, 10/15/2025 250,000 251,450
Enbridge, Inc. ,
1.60%, 10/4/2026 95,000 87,035
5.90%, 11/15/2026(b) 70,000 71,300
3.70%, 7/15/2027(b) 50,000 48,061
6.00%, 11/15/2028(b) 50,000 51,987
3.13%, 11/15/2029(b) 150,000 136,931
6.20%, 11/15/2030(b) 30,000 31,783
5.70%, 3/8/2033(b) 380,000 389,179
2.50%, 8/1/2033 200,000 161,152
4.00%, 11/15/2049 250,000 194,703
3.40%, 8/1/2051(b) 65,000 45,712
6.70%, 11/15/2053 70,000 79,116
Energy Transfer LP ,
4.75%, 1/15/2026 250,000 247,368
6.05%, 12/1/2026 75,000 76,478
5.55%, 2/15/2028(b) 50,000 50,709
3.75%, 5/15/2030 60,000 55,302
6.40%, 12/1/2030(b) 40,000 42,223
5.75%, 2/15/2033(b) 30,000 30,475
6.55%, 12/1/2033 230,000 246,903
5.55%, 5/15/2034(b) 40,000 40,122
6.05%, 6/1/2041 75,000 75,296
6.50%, 2/1/2042 250,000 265,137
5.00%, 5/15/2044(b)(e) 150,000 132,658
5.35%, 5/15/2045 200,000 184,685
5.30%, 4/15/2047(b) 300,000 272,752
6.25%, 4/15/2049 450,000 461,851
5.95%, 5/15/2054(b) 90,000 89,815
Enterprise Products Operating
LLC ,
5.05%, 1/10/2026 70,000 69,950
4.60%, 1/11/2027 50,000 49,696
2.80%, 1/31/2030(b) 120,000 107,556
5.35%, 1/31/2033(b) 70,000 71,449
4.85%, 1/31/2034 50,000 49,251
6.13%, 10/15/2039 285,000 304,596
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enterprise Products Operating
LLC,
4.45%, 2/15/2043 100,000 89,185
4.85%, 3/15/2044(b) 100,000 93,454
4.25%, 2/15/2048(b) 250,000 213,943
4.80%, 2/1/2049 300,000 276,306
3.70%, 1/31/2051(b) 250,000 193,151
3.20%, 2/15/2052 80,000 56,042
4.95%, 10/15/2054(b) 200,000 186,616
EOG Resources, Inc. ,
4.95%, 4/15/2050(b) 60,000 57,075
EQT Corp. ,
3.90%, 10/1/2027(b) 300,000 285,160
5.75%, 2/1/2034 50,000 49,835
Equinor ASA ,
3.13%, 4/6/2030(b) 200,000 183,624
3.70%, 4/6/2050(b) 500,000 396,428
Exxon Mobil Corp. ,
3.04%, 3/1/2026(b) 235,000 227,603
2.28%, 8/16/2026(b) 100,000 94,678
3.29%, 3/19/2027(b) 200,000 193,472
3.48%, 3/19/2030(b) 250,000 235,639
2.61%, 10/15/2030(b) 250,000 221,519
4.23%, 3/19/2040(b) 200,000 182,198
4.11%, 3/1/2046(b) 250,000 215,624
3.10%, 8/16/2049(b) 50,000 35,711
4.33%, 3/19/2050(b) 326,000 288,479
3.45%, 4/15/2051 274,000 207,578
Hess Corp. ,
4.30%, 4/1/2027 500,000 490,257
5.60%, 2/15/2041(b) 250,000 254,778
Kinder Morgan Energy
Partners LP ,
6.38%, 3/1/2041 250,000 259,001
5.00%, 8/15/2042 350,000 311,954
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 160,000 157,727
1.75%, 11/15/2026(b) 300,000 275,189
5.00%, 2/1/2029 60,000 59,753
2.00%, 2/15/2031(b) 50,000 41,123
4.80%, 2/1/2033(b) 60,000 57,358
5.20%, 6/1/2033(b) 90,000 88,634
5.40%, 2/1/2034(b) 75,000 74,699
5.30%, 12/1/2034(b) 350,000 344,114
5.55%, 6/1/2045(b) 200,000 190,837
5.05%, 2/15/2046 250,000 221,971
3.25%, 8/1/2050 50,000 32,977
5.45%, 8/1/2052(b) 60,000 56,630
Marathon Oil Corp. ,
5.30%, 4/1/2029 50,000 49,909
6.80%, 3/15/2032(b) 118,000 127,135
5.70%, 4/1/2034 50,000 49,998
6.60%, 10/1/2037(b) 70,000 73,646
Marathon Petroleum Corp. ,
6.50%, 3/1/2041 250,000 271,822
MPLX LP ,
4.88%, 6/1/2025 250,000 247,908
1.75%, 3/1/2026 160,000 149,567
4.25%, 12/1/2027 350,000 340,392
4.00%, 3/15/2028(b) 100,000 96,289
2.65%, 8/15/2030 190,000 163,419
4.95%, 9/1/2032 90,000 87,425

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP,
5.00%, 3/1/2033(b) 35,000 33,976
4.50%, 4/15/2038 250,000 222,010
4.70%, 4/15/2048 200,000 170,614
5.50%, 2/15/2049(b) 300,000 285,588
4.95%, 3/14/2052 110,000 96,620
Occidental Petroleum Corp. ,
6.63%, 9/1/2030(b) 210,000 222,537
6.13%, 1/1/2031(b) 300,000 310,683
6.45%, 9/15/2036(b) 250,000 266,566
4.20%, 3/15/2048 180,000 138,400
ONEOK Partners LP ,
6.13%, 2/1/2041 100,000 103,469
ONEOK, Inc. ,
5.55%, 11/1/2026(b) 100,000 100,915
4.00%, 7/13/2027(b) 500,000 483,299
5.65%, 11/1/2028 100,000 102,221
4.35%, 3/15/2029(b) 100,000 96,909
5.80%, 11/1/2030 75,000 77,264
6.05%, 9/1/2033(b) 100,000 104,295
5.20%, 7/15/2048(b) 250,000 229,504
3.95%, 3/1/2050(b) 25,000 18,436
6.63%, 9/1/2053 350,000 385,736
Ovintiv, Inc. ,
5.65%, 5/15/2025 60,000 60,010
5.65%, 5/15/2028(b) 60,000 60,992
6.25%, 7/15/2033 40,000 41,588
6.50%, 2/1/2038 250,000 260,444
7.10%, 7/15/2053(b) 40,000 44,754
Phillips 66 ,
4.65%, 11/15/2034(b) 200,000 190,396
5.88%, 5/1/2042(b) 132,000 138,676
4.88%, 11/15/2044(b) 300,000 280,021
Phillips 66 Co. ,
4.95%, 12/1/2027(b) 40,000 40,025
5.25%, 6/15/2031 50,000 50,667
5.30%, 6/30/2033 100,000 100,619
4.90%, 10/1/2046(b) 50,000 46,000
5.65%, 6/15/2054(b) 50,000 50,739
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 30,000 29,962
1.90%, 8/15/2030 200,000 168,010
2.15%, 1/15/2031(b) 300,000 252,402
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 200,000 197,283
5.15%, 6/1/2042(b) 250,000 225,665
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 200,000 199,415
4.50%, 5/15/2030(b) 400,000 384,684
5.90%, 9/15/2037(b) 60,000 62,309
Spectra Energy Partners LP ,
4.50%, 3/15/2045(b) 100,000 84,558
Suncor Energy, Inc. ,
6.50%, 6/15/2038 350,000 373,094
Targa Resources Corp. ,
5.20%, 7/1/2027(b) 60,000 59,913
6.15%, 3/1/2029(b) 35,000 36,478
6.13%, 3/15/2033(b) 100,000 104,327
6.50%, 3/30/2034(b) 50,000 53,724
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Targa Resources Corp.,
6.25%, 7/1/2052 60,000 62,282
6.50%, 2/15/2053 100,000 107,158
Targa Resources Partners LP ,
4.00%, 1/15/2032 100,000 90,008
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029(b) 300,000 284,212
2.83%, 1/10/2030(b) 500,000 451,621
3.13%, 5/29/2050(b) 200,000 142,432
3.39%, 6/29/2060 100,000 70,219
TransCanada PipeLines Ltd. ,
4.88%, 1/15/2026(b) 285,000 283,059
4.25%, 5/15/2028(b) 500,000 484,739
2.50%, 10/12/2031(b) 100,000 83,193
5.85%, 3/15/2036 450,000 462,705
7.63%, 1/15/2039 110,000 130,348
6.10%, 6/1/2040 200,000 206,738
Valero Energy Corp. ,
2.80%, 12/1/2031(b) 100,000 85,405
7.50%, 4/15/2032 118,000 135,462
6.63%, 6/15/2037 200,000 218,028
3.65%, 12/1/2051(b) 50,000 36,186
Western Midstream Operating
LP ,
6.15%, 4/1/2033(b) 100,000 102,532
5.30%, 3/1/2048 120,000 105,283
5.25%, 2/1/2050(b)(e) 100,000 89,452
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025(b) 500,000 490,462
5.40%, 3/2/2026 55,000 55,141
3.75%, 6/15/2027(b) 300,000 288,695
5.30%, 8/15/2028 200,000 201,694
4.90%, 3/15/2029 50,000 49,669
3.50%, 11/15/2030(b) 400,000 363,533
4.65%, 8/15/2032 60,000 57,823
5.65%, 3/15/2033 100,000 102,598
5.15%, 3/15/2034(b) 50,000 49,549
5.80%, 11/15/2043 250,000 249,376
4.90%, 1/15/2045(b) 350,000 314,743
35,342,835
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 61,553
Suzano Austria GmbH ,
2.50%, 9/15/2028(b) 200,000 176,517
6.00%, 1/15/2029 200,000 201,008
5.00%, 1/15/2030(b) 200,000 191,912
630,990
Passenger Airlines 0 .0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 275,870 234,246
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 274,457
2.63%, 2/10/2030 50,000 43,485
552,188

38 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The) ,
2.38%, 12/1/2029 35,000 30,775
1.95%, 3/15/2031 100,000 82,778
5.00%, 2/14/2034(b) 25,000 24,800
3.13%, 12/1/2049(b) 150,000 103,521
Haleon US Capital LLC ,
3.38%, 3/24/2027(b) 400,000 382,790
3.63%, 3/24/2032 500,000 450,605
Kenvue, Inc. ,
5.05%, 3/22/2028(b) 105,000 106,128
5.00%, 3/22/2030 80,000 80,835
4.90%, 3/22/2033(b) 140,000 139,882
5.10%, 3/22/2043(b) 60,000 59,670
5.05%, 3/22/2053(b) 100,000 97,925
5.20%, 3/22/2063 45,000 44,517
1,604,226
Pharmaceuticals 1 .0%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026(b) 200,000 184,746
4.80%, 2/26/2027 75,000 74,968
4.88%, 3/3/2028 100,000 100,241
1.75%, 5/28/2028(b) 125,000 110,985
4.85%, 2/26/2029 75,000 75,212
4.90%, 3/3/2030 100,000 100,756
4.90%, 2/26/2031 75,000 75,248
2.25%, 5/28/2031 35,000 29,565
4.88%, 3/3/2033 100,000 99,791
5.00%, 2/26/2034 75,000 75,308
AstraZeneca plc ,
3.38%, 11/16/2025(b) 150,000 146,176
0.70%, 4/8/2026 200,000 183,948
1.38%, 8/6/2030(b) 200,000 163,236
6.45%, 9/15/2037 200,000 226,088
4.00%, 9/18/2042(b) 250,000 214,729
2.13%, 8/6/2050 85,000 50,413
Bristol-Myers Squibb Co. ,
4.95%, 2/20/2026 60,000 59,988
3.20%, 6/15/2026(b) 132,000 127,253
4.90%, 2/22/2027 40,000 40,090
3.90%, 2/20/2028(b) 750,000 728,347
4.90%, 2/22/2029(b) 60,000 60,252
3.40%, 7/26/2029(b) 400,000 375,735
5.75%, 2/1/2031(b) 75,000 78,716
5.10%, 2/22/2031(b) 230,000 232,224
2.95%, 3/15/2032 140,000 122,282
5.90%, 11/15/2033(b) 60,000 64,118
5.20%, 2/22/2034(b) 170,000 172,605
4.13%, 6/15/2039(b) 300,000 265,842
3.25%, 8/1/2042 250,000 191,040
5.50%, 2/22/2044 25,000 25,585
4.55%, 2/20/2048(b) 195,000 174,435
4.25%, 10/26/2049(b) 400,000 341,599
2.55%, 11/13/2050 300,000 184,633
6.25%, 11/15/2053(b) 50,000 56,322
5.55%, 2/22/2054(b) 110,000 113,122
6.40%, 11/15/2063 200,000 228,582
5.65%, 2/22/2064(b) 125,000 128,597
Eli Lilly & Co. ,
2.75%, 6/1/2025 95,000 92,505
4.50%, 2/9/2027 75,000 74,788
4.50%, 2/9/2029(b) 75,000 74,739
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Eli Lilly & Co.,
4.70%, 2/27/2033 40,000 39,897
4.70%, 2/9/2034 175,000 174,025
2.25%, 5/15/2050(b) 300,000 183,465
4.88%, 2/27/2053(b) 40,000 39,061
5.00%, 2/9/2054(b) 160,000 159,099
2.50%, 9/15/2060 150,000 88,381
4.95%, 2/27/2063(b) 100,000 97,272
5.10%, 2/9/2064(b) 75,000 74,641
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028(b) 300,000 291,694
5.38%, 4/15/2034(b) 201,000 214,708
6.38%, 5/15/2038(b) 200,000 226,145
4.20%, 3/18/2043(b) 50,000 44,717
Johnson & Johnson ,
2.45%, 3/1/2026(b) 250,000 239,541
0.95%, 9/1/2027(b) 300,000 266,957
1.30%, 9/1/2030(b) 300,000 248,159
4.95%, 5/15/2033 263,000 275,049
3.63%, 3/3/2037 100,000 88,742
3.70%, 3/1/2046(b) 250,000 208,767
3.75%, 3/3/2047 100,000 83,088
2.45%, 9/1/2060 500,000 297,732
Merck & Co., Inc. ,
1.70%, 6/10/2027(b) 170,000 154,941
4.05%, 5/17/2028(b) 30,000 29,490
1.90%, 12/10/2028(b) 130,000 115,299
3.40%, 3/7/2029(b) 400,000 378,763
4.30%, 5/17/2030 60,000 58,676
2.15%, 12/10/2031 115,000 96,251
4.50%, 5/17/2033 35,000 34,224
3.90%, 3/7/2039(b) 100,000 88,373
3.60%, 9/15/2042 250,000 204,566
4.90%, 5/17/2044(b) 40,000 38,866
3.70%, 2/10/2045 400,000 326,436
4.00%, 3/7/2049(b) 350,000 293,890
2.75%, 12/10/2051 70,000 45,763
5.00%, 5/17/2053 35,000 34,266
2.90%, 12/10/2061 100,000 62,805
5.15%, 5/17/2063(b) 25,000 24,759
Novartis Capital Corp. ,
3.00%, 11/20/2025 300,000 291,380
3.10%, 5/17/2027(b) 500,000 478,488
2.20%, 8/14/2030 300,000 260,307
4.00%, 11/20/2045 200,000 172,879
Pfizer Investment Enterprises
Pte. Ltd. ,
4.65%, 5/19/2025 300,000 298,058
4.45%, 5/19/2026 300,000 296,882
4.45%, 5/19/2028 300,000 295,731
4.65%, 5/19/2030(b) 500,000 495,149
4.75%, 5/19/2033(b) 395,000 388,910
5.30%, 5/19/2053(b) 520,000 517,002
5.34%, 5/19/2063 350,000 342,959
Pfizer, Inc. ,
3.00%, 12/15/2026(b) 300,000 287,148
2.63%, 4/1/2030 100,000 89,075
1.70%, 5/28/2030(b) 140,000 117,610
1.75%, 8/18/2031(b) 100,000 81,594
7.20%, 3/15/2039(b) 525,000 632,951
2.55%, 5/28/2040 45,000 32,145
4.00%, 3/15/2049(b) 500,000 418,280

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer, Inc.,
2.70%, 5/28/2050 65,000 43,529
Pharmacia LLC ,
6.60%, 12/1/2028(e) 177,000 190,108
Royalty Pharma plc ,
2.20%, 9/2/2030 50,000 41,541
2.15%, 9/2/2031 35,000 28,208
3.55%, 9/2/2050(b) 200,000 137,789
3.35%, 9/2/2051 50,000 32,889
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 925,000 884,752
Takeda Pharmaceutical Co.
Ltd. ,
5.00%, 11/26/2028(b) 300,000 300,446
2.05%, 3/31/2030(b) 200,000 169,589
3.03%, 7/9/2040 200,000 150,719
3.18%, 7/9/2050 300,000 209,070
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026(b) 500,000 483,067
5.25%, 6/15/2046 100,000 82,961
Viatris, Inc. ,
1.65%, 6/22/2025 200,000 190,191
2.30%, 6/22/2027(b) 100,000 90,803
2.70%, 6/22/2030(b) 150,000 127,174
3.85%, 6/22/2040(b) 300,000 221,564
4.00%, 6/22/2050 100,000 68,892
Wyeth LLC ,
6.50%, 2/1/2034 206,000 228,167
Zoetis, Inc. ,
4.50%, 11/13/2025(b) 230,000 227,047
3.90%, 8/20/2028(b) 350,000 336,770
3.00%, 5/15/2050 300,000 206,656
21,201,797
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 107,406
1.25%, 9/1/2030(b) 100,000 81,703
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 206,469
2.60%, 5/1/2031 135,000 113,645
Concentrix Corp. ,
6.65%, 8/2/2026 50,000 50,382
6.60%, 8/2/2028(b) 50,000 50,561
6.85%, 8/2/2033(b) 50,000 49,674
Equifax, Inc. ,
5.10%, 12/15/2027 45,000 44,959
5.10%, 6/1/2028 40,000 40,069
2.35%, 9/15/2031 100,000 82,592
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028(b) 100,000 103,358
5.90%, 3/1/2033 75,000 75,923
Thomson Reuters Corp. ,
3.35%, 5/15/2026 280,000 269,525
Verisk Analytics, Inc. ,
4.00%, 6/15/2025 250,000 245,623
5.75%, 4/1/2033(b) 55,000 57,173
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Verisk Analytics, Inc.,
3.63%, 5/15/2050(b) 85,000 62,939
1,642,001
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026(b) 500,000 494,722
5.95%, 8/15/2034(b) 25,000 25,657
Jones Lang LaSalle, Inc. ,
6.88%, 12/1/2028 25,000 26,474
546,853
Residential REITs 0 .1%
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 395,000 386,959
1.90%, 12/1/2028 200,000 175,308
3.30%, 6/1/2029 20,000 18,527
2.45%, 1/15/2031(b) 210,000 180,492
2.05%, 1/15/2032 85,000 69,873
5.30%, 12/7/2033 25,000 25,293
ERP Operating LP ,
1.85%, 8/1/2031(b) 30,000 24,356
4.50%, 7/1/2044 200,000 173,574
Essential Properties LP ,
2.95%, 7/15/2031 100,000 81,105
Essex Portfolio LP ,
3.38%, 4/15/2026(b) 300,000 288,832
4.00%, 3/1/2029(b) 100,000 95,373
3.00%, 1/15/2030(b) 75,000 66,511
2.65%, 3/15/2032(b) 35,000 28,978
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028(b) 125,000 110,602
5.45%, 8/15/2030 60,000 60,181
4.15%, 4/15/2032 100,000 91,517
5.50%, 8/15/2033(b) 90,000 89,653
2.70%, 1/15/2034(b) 30,000 23,880
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 27,214
2.75%, 3/15/2030 50,000 44,218
5.00%, 3/15/2034 25,000 24,611
Sun Communities Operating
LP ,
2.30%, 11/1/2028 65,000 56,768
5.50%, 1/15/2029 25,000 24,935
2.70%, 7/15/2031(b) 55,000 45,292
4.20%, 4/15/2032 30,000 26,905
5.70%, 1/15/2033 100,000 99,173
UDR, Inc. ,
3.00%, 8/15/2031 250,000 217,006
1.90%, 3/15/2033 55,000 41,667
2,598,803
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
2.50%, 8/16/2031(b) 100,000 82,089
5.50%, 2/15/2034(b) 25,000 24,687
Federal Realty OP LP ,
5.38%, 5/1/2028 20,000 20,057
3.50%, 6/1/2030(b) 200,000 180,485

40 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Retail REITs
Kimco Realty OP LLC ,
2.25%, 12/1/2031(b) 25,000 20,159
6.40%, 3/1/2034(b) 25,000 26,763
4.45%, 9/1/2047(b) 250,000 203,457
NNN REIT, Inc. ,
2.50%, 4/15/2030(b) 300,000 256,719
5.60%, 10/15/2033(b) 25,000 25,312
3.50%, 4/15/2051 40,000 28,952
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 100,000 81,180
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 64,159
4.70%, 12/15/2028 40,000 39,397
4.75%, 2/15/2029 25,000 24,692
3.40%, 1/15/2030 250,000 227,643
3.25%, 1/15/2031 65,000 57,985
5.63%, 10/13/2032(b) 45,000 45,937
2.85%, 12/15/2032 400,000 332,671
1.80%, 3/15/2033 55,000 41,668
4.90%, 7/15/2033 60,000 57,972
5.13%, 2/15/2034(b) 25,000 24,532
Regency Centers LP ,
2.95%, 9/15/2029 50,000 44,738
3.70%, 6/15/2030(b) 300,000 276,645
2,187,899
Semiconductors & Semiconductor Equipment 0 .6%
Advanced Micro Devices, Inc. ,
3.92%, 6/1/2032(b) 75,000 70,535
4.39%, 6/1/2052(b) 85,000 75,369
Analog Devices, Inc. ,
2.80%, 10/1/2041 175,000 127,041
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 192,246
1.75%, 6/1/2030 60,000 50,550
5.10%, 10/1/2035(b) 250,000 256,521
2.75%, 6/1/2050 85,000 58,272
Broadcom Corp. ,
3.88%, 1/15/2027(b) 500,000 484,715
Broadcom, Inc. ,
3.15%, 11/15/2025(b) 26,000 25,151
4.00%, 4/15/2029(f) 95,000 90,496
4.15%, 11/15/2030(b) 121,000 114,416
2.45%, 2/15/2031(f) 200,000 168,604
4.15%, 4/15/2032(f) 80,000 74,219
4.30%, 11/15/2032 200,000 187,922
2.60%, 2/15/2033(f) 260,000 211,162
3.42%, 4/15/2033(f) 84,000 72,820
3.47%, 4/15/2034(f) 1,000,000 856,909
3.14%, 11/15/2035(f) 300,000 242,370
4.93%, 5/15/2037(f) 363,000 344,511
3.50%, 2/15/2041(f) 100,000 77,616
Intel Corp. ,
3.70%, 7/29/2025(b) 500,000 490,007
4.88%, 2/10/2026 110,000 109,642
3.75%, 3/25/2027 200,000 194,151
3.15%, 5/11/2027(b) 300,000 285,042
3.75%, 8/5/2027 60,000 58,012
4.88%, 2/10/2028(b) 110,000 110,272
1.60%, 8/12/2028 75,000 65,813
4.00%, 8/5/2029(b) 60,000 58,041
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp.,
2.45%, 11/15/2029(b) 400,000 354,304
5.13%, 2/10/2030(b) 310,000 314,714
3.90%, 3/25/2030 400,000 380,599
5.00%, 2/21/2031 30,000 30,031
2.00%, 8/12/2031 100,000 82,175
4.15%, 8/5/2032 300,000 284,928
5.20%, 2/10/2033(b) 150,000 152,080
5.15%, 2/21/2034 40,000 40,091
2.80%, 8/12/2041 30,000 21,690
5.63%, 2/10/2043 45,000 46,528
4.10%, 5/11/2047(b) 300,000 251,364
3.73%, 12/8/2047 443,000 344,169
3.25%, 11/15/2049 100,000 70,555
4.75%, 3/25/2050 400,000 362,320
4.90%, 8/5/2052(b) 60,000 56,010
5.70%, 2/10/2053(b) 120,000 124,047
3.10%, 2/15/2060 200,000 127,017
5.05%, 8/5/2062(b) 60,000 56,423
5.90%, 2/10/2063(b) 110,000 116,704
KLA Corp. ,
4.65%, 7/15/2032 50,000 49,203
4.70%, 2/1/2034(b) 25,000 24,613
3.30%, 3/1/2050(b) 220,000 161,486
4.95%, 7/15/2052(b) 90,000 86,746
5.25%, 7/15/2062 75,000 74,311
Lam Research Corp. ,
1.90%, 6/15/2030(b) 90,000 76,079
Microchip Technology, Inc. ,
5.05%, 3/15/2029(b) 50,000 50,008
Micron Technology, Inc. ,
5.38%, 4/15/2028(b) 60,000 60,593
5.33%, 2/6/2029(b) 150,000 151,364
6.75%, 11/1/2029 150,000 161,004
5.30%, 1/15/2031(b) 40,000 40,231
2.70%, 4/15/2032(b) 100,000 83,482
5.88%, 2/9/2033(b) 50,000 51,740
5.88%, 9/15/2033(b) 60,000 62,206
3.37%, 11/1/2041 50,000 37,147
3.48%, 11/1/2051(b) 50,000 35,601
NVIDIA Corp. ,
1.55%, 6/15/2028(b) 365,000 325,409
2.85%, 4/1/2030(b) 110,000 99,844
2.00%, 6/15/2031(b) 200,000 168,994
3.50%, 4/1/2050 280,000 222,913
NXP BV ,
2.70%, 5/1/2025 25,000 24,260
3.88%, 6/18/2026(b) 35,000 33,975
4.30%, 6/18/2029 100,000 96,359
3.40%, 5/1/2030 35,000 31,767
2.50%, 5/11/2031(b) 190,000 159,079
2.65%, 2/15/2032(b) 40,000 33,240
5.00%, 1/15/2033(b) 85,000 83,163
3.25%, 5/11/2041(b) 195,000 144,818
3.13%, 2/15/2042 50,000 36,054
3.25%, 11/30/2051 30,000 20,443
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 239,561
1.30%, 5/20/2028(b) 73,000 64,003
2.15%, 5/20/2030(b) 80,000 69,405
1.65%, 5/20/2032(b) 190,000 150,501
5.40%, 5/20/2033 100,000 104,852

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc.,
4.65%, 5/20/2035(b) 100,000 99,143
4.30%, 5/20/2047(b) 300,000 264,503
4.50%, 5/20/2052(b) 90,000 80,815
6.00%, 5/20/2053(b) 100,000 111,776
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 33,548
Texas Instruments, Inc. ,
4.60%, 2/8/2027 25,000 24,964
4.60%, 2/15/2028 105,000 105,037
4.60%, 2/8/2029 25,000 25,039
2.25%, 9/4/2029(b) 300,000 265,717
1.90%, 9/15/2031(b) 80,000 66,662
3.65%, 8/16/2032 40,000 37,139
4.90%, 3/14/2033 20,000 20,202
4.85%, 2/8/2034(b) 25,000 25,121
4.15%, 5/15/2048 300,000 258,277
2.70%, 9/15/2051 100,000 65,144
5.00%, 3/14/2053(b) 20,000 19,623
5.15%, 2/8/2054 25,000 25,096
5.05%, 5/18/2063(b) 55,000 53,563
TSMC Arizona Corp. ,
3.13%, 10/25/2041 200,000 160,395
4.50%, 4/22/2052(b) 200,000 192,506
Xilinx, Inc. ,
2.38%, 6/1/2030 50,000 43,383
13,660,281
Software 0 .5%
Adobe, Inc. ,
2.15%, 2/1/2027(b) 245,000 228,754
2.30%, 2/1/2030(b) 100,000 88,004
Autodesk, Inc. ,
2.40%, 12/15/2031 155,000 129,815
Intuit, Inc. ,
5.25%, 9/15/2026 55,000 55,515
5.13%, 9/15/2028 75,000 76,283
5.20%, 9/15/2033 75,000 76,385
Microsoft Corp. ,
3.13%, 11/3/2025 600,000 584,405
2.40%, 8/8/2026(b) 465,000 441,325
3.30%, 2/6/2027(b) 800,000 775,428
1.35%, 9/15/2030(f) 25,000 20,636
3.50%, 2/12/2035(b) 325,000 299,345
3.45%, 8/8/2036 239,000 213,888
2.53%, 6/1/2050 436,000 286,523
2.50%, 9/15/2050(f) 200,000 129,194
2.92%, 3/17/2052(b) 575,000 406,510
2.68%, 6/1/2060 400,000 257,522
3.04%, 3/17/2062 250,000 174,158
Oracle Corp. ,
2.50%, 4/1/2025(b) 100,000 96,984
2.95%, 5/15/2025 450,000 438,174
5.80%, 11/10/2025(b) 35,000 35,288
2.65%, 7/15/2026(b) 190,000 179,786
3.25%, 11/15/2027 300,000 282,390
4.50%, 5/6/2028 55,000 54,182
6.15%, 11/9/2029(b) 65,000 68,506
2.95%, 4/1/2030 600,000 533,909
4.65%, 5/6/2030 55,000 53,934
3.25%, 5/15/2030(b) 250,000 226,669
2.88%, 3/25/2031(b) 500,000 434,738
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
6.25%, 11/9/2032(b) 180,000 192,589
4.90%, 2/6/2033(b) 85,000 83,219
3.90%, 5/15/2035 200,000 175,508
3.80%, 11/15/2037 400,000 335,412
3.60%, 4/1/2040(b) 300,000 236,482
5.38%, 7/15/2040 350,000 339,507
4.50%, 7/8/2044(b) 120,000 102,577
4.00%, 7/15/2046 100,000 78,777
4.00%, 11/15/2047 400,000 312,267
3.60%, 4/1/2050(b) 700,000 505,733
6.90%, 11/9/2052 180,000 207,118
5.55%, 2/6/2053(b) 130,000 127,170
3.85%, 4/1/2060 250,000 177,930
4.10%, 3/25/2061 300,000 225,280
Roper Technologies, Inc. ,
1.00%, 9/15/2025(b) 60,000 56,413
2.95%, 9/15/2029 90,000 80,955
1.75%, 2/15/2031 245,000 197,241
Salesforce, Inc. ,
3.70%, 4/11/2028(b) 500,000 485,105
1.95%, 7/15/2031 35,000 29,054
2.70%, 7/15/2041(b) 200,000 144,727
2.90%, 7/15/2051 290,000 195,618
ServiceNow, Inc. ,
1.40%, 9/1/2030(b) 145,000 117,318
VMware LLC ,
1.40%, 8/15/2026 300,000 273,977
4.70%, 5/15/2030(b) 300,000 292,024
Workday, Inc. ,
3.50%, 4/1/2027 50,000 47,878
3.70%, 4/1/2029 50,000 47,149
3.80%, 4/1/2032 70,000 63,740
11,779,018
Specialized REITs 0 .2%
American Tower Corp. ,
1.45%, 9/15/2026 105,000 95,700
3.65%, 3/15/2027(b) 35,000 33,549
1.50%, 1/31/2028 300,000 261,881
5.50%, 3/15/2028 60,000 60,502
5.25%, 7/15/2028(b) 40,000 40,003
5.80%, 11/15/2028(b) 85,000 87,026
5.20%, 2/15/2029(b) 25,000 24,988
3.95%, 3/15/2029(b) 300,000 283,417
2.90%, 1/15/2030(b) 110,000 96,716
1.88%, 10/15/2030(b) 165,000 133,782
2.30%, 9/15/2031 145,000 118,346
4.05%, 3/15/2032 60,000 54,910
5.65%, 3/15/2033(b) 60,000 60,939
5.55%, 7/15/2033(b) 40,000 40,309
5.90%, 11/15/2033(b) 100,000 103,548
5.45%, 2/15/2034 25,000 25,041
2.95%, 1/15/2051(b) 200,000 128,963
Crown Castle, Inc. ,
3.70%, 6/15/2026(b) 60,000 57,944
1.05%, 7/15/2026 300,000 272,691
2.90%, 3/15/2027(b) 40,000 37,413
3.65%, 9/1/2027 150,000 142,190
5.00%, 1/11/2028(b) 65,000 64,316
3.80%, 2/15/2028 150,000 142,008
4.80%, 9/1/2028(b) 35,000 34,317

42 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Crown Castle, Inc.,
5.60%, 6/1/2029 75,000 76,006
3.10%, 11/15/2029(b) 260,000 232,030
5.10%, 5/1/2033(b) 35,000 34,138
5.80%, 3/1/2034(b) 65,000 66,492
2.90%, 4/1/2041 200,000 141,420
4.75%, 5/15/2047(b) 100,000 85,676
CubeSmart LP ,
2.25%, 12/15/2028 155,000 135,945
2.00%, 2/15/2031 50,000 40,220
2.50%, 2/15/2032(b) 175,000 142,864
EPR Properties ,
4.95%, 4/15/2028 200,000 190,321
Equinix, Inc. ,
1.00%, 9/15/2025 50,000 46,759
1.55%, 3/15/2028 100,000 86,737
2.00%, 5/15/2028(b) 30,000 26,353
3.20%, 11/18/2029(b) 105,000 93,999
2.50%, 5/15/2031(b) 90,000 75,074
2.95%, 9/15/2051 100,000 64,197
3.40%, 2/15/2052 200,000 139,925
Extra Space Storage LP ,
5.50%, 7/1/2030(b) 150,000 151,532
2.40%, 10/15/2031(b) 90,000 74,045
2.35%, 3/15/2032 40,000 32,005
5.40%, 2/1/2034 25,000 24,890
Public Storage Operating Co. ,
1.50%, 11/9/2026 140,000 128,491
1.85%, 5/1/2028(b) 185,000 164,666
1.95%, 11/9/2028 135,000 119,035
5.13%, 1/15/2029(b) 30,000 30,487
2.30%, 5/1/2031(b) 160,000 135,125
2.25%, 11/9/2031(b) 100,000 83,000
Weyerhaeuser Co. ,
4.75%, 5/15/2026 60,000 59,442
7.38%, 3/15/2032(b) 193,000 219,261
5,300,634
Specialty Retail 0 .4%
AutoNation, Inc. ,
1.95%, 8/1/2028(b) 45,000 38,944
2.40%, 8/1/2031(b) 90,000 72,502
3.85%, 3/1/2032(b) 30,000 26,666
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 317,584
5.05%, 7/15/2026(b) 25,000 25,039
4.50%, 2/1/2028(b) 145,000 142,751
6.25%, 11/1/2028 25,000 26,217
4.00%, 4/15/2030(b) 100,000 94,876
4.75%, 8/1/2032 40,000 38,806
4.75%, 2/1/2033(b) 150,000 144,916
5.20%, 8/1/2033 25,000 25,037
6.55%, 11/1/2033(b) 25,000 27,364
Best Buy Co., Inc. ,
1.95%, 10/1/2030 125,000 103,914
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 36,238
Home Depot, Inc. (The) ,
2.70%, 4/15/2025 30,000 29,251
4.00%, 9/15/2025 30,000 29,587
4.95%, 9/30/2026 50,000 50,081
2.50%, 4/15/2027 200,000 187,405
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The),
2.88%, 4/15/2027(b) 45,000 42,694
0.90%, 3/15/2028(b) 130,000 112,957
1.50%, 9/15/2028(b) 100,000 87,637
3.90%, 12/6/2028(b) 300,000 291,269
4.90%, 4/15/2029 50,000 50,486
1.38%, 3/15/2031(b) 300,000 239,805
1.88%, 9/15/2031(b) 100,000 81,657
3.25%, 4/15/2032 200,000 178,757
4.50%, 9/15/2032(b) 90,000 88,371
5.88%, 12/16/2036 200,000 214,789
5.95%, 4/1/2041(b) 150,000 161,076
4.20%, 4/1/2043(b) 150,000 130,695
4.40%, 3/15/2045 600,000 533,078
3.35%, 4/15/2050(b) 135,000 99,097
2.38%, 3/15/2051 200,000 118,898
2.75%, 9/15/2051 100,000 64,441
3.63%, 4/15/2052(b) 140,000 106,926
4.95%, 9/15/2052(b) 25,000 23,983
Lowe's Cos., Inc. ,
4.00%, 4/15/2025(b) 500,000 493,197
4.40%, 9/8/2025 40,000 39,509
4.80%, 4/1/2026(b) 60,000 59,656
2.50%, 4/15/2026 300,000 285,289
3.35%, 4/1/2027 60,000 57,329
3.10%, 5/3/2027(b) 250,000 237,082
1.30%, 4/15/2028(b) 170,000 148,179
1.70%, 9/15/2028 80,000 69,943
6.50%, 3/15/2029(b) 236,000 253,420
1.70%, 10/15/2030 75,000 61,282
2.63%, 4/1/2031 300,000 258,144
3.75%, 4/1/2032(b) 245,000 225,046
5.00%, 4/15/2033(b) 60,000 59,764
5.15%, 7/1/2033 75,000 75,582
2.80%, 9/15/2041 60,000 42,647
4.05%, 5/3/2047(b) 250,000 201,327
3.00%, 10/15/2050 345,000 225,974
4.25%, 4/1/2052(b) 65,000 53,254
5.63%, 4/15/2053(b) 200,000 202,002
4.45%, 4/1/2062(b) 75,000 61,244
5.80%, 9/15/2062(b) 60,000 61,480
5.85%, 4/1/2063 110,000 113,466
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026(b) 300,000 290,839
5.75%, 11/20/2026 35,000 35,576
4.70%, 6/15/2032 100,000 97,729
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026(b) 500,000 471,184
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 44,586
5.25%, 5/15/2033(b) 20,000 20,148
8,288,672
Technology Hardware, Storage & Peripherals 0 .4%
Apple, Inc. ,
1.13%, 5/11/2025(b) 140,000 134,048
0.55%, 8/20/2025(b) 500,000 470,798
0.70%, 2/8/2026(b) 500,000 463,869
3.25%, 2/23/2026(b) 230,000 223,559
2.45%, 8/4/2026(b) 625,000 593,768
3.35%, 2/9/2027(b) 500,000 483,095
3.20%, 5/11/2027(b) 300,000 287,266

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
1.20%, 2/8/2028(b) 500,000 442,068
4.00%, 5/10/2028 60,000 59,054
1.40%, 8/5/2028(b) 350,000 307,598
3.25%, 8/8/2029(b) 150,000 140,878
2.20%, 9/11/2029(b) 235,000 208,781
4.15%, 5/10/2030(b) 60,000 59,139
1.65%, 5/11/2030 300,000 253,587
1.25%, 8/20/2030 500,000 408,282
1.65%, 2/8/2031(b) 250,000 207,611
1.70%, 8/5/2031 50,000 41,152
3.35%, 8/8/2032 150,000 137,730
4.30%, 5/10/2033 60,000 59,735
3.85%, 5/4/2043 550,000 476,904
4.38%, 5/13/2045 355,000 327,717
4.65%, 2/23/2046(b) 460,000 442,481
2.65%, 5/11/2050 300,000 199,205
2.40%, 8/20/2050 100,000 63,128
2.65%, 2/8/2051 400,000 263,367
2.70%, 8/5/2051 50,000 33,091
3.95%, 8/8/2052(b) 120,000 101,138
4.85%, 5/10/2053(b) 60,000 59,613
2.55%, 8/20/2060 300,000 187,442
2.85%, 8/5/2061 50,000 32,284
4.10%, 8/8/2062 120,000 101,803
Dell International LLC ,
6.02%, 6/15/2026 261,000 264,336
5.30%, 10/1/2029(b) 300,000 303,682
5.75%, 2/1/2033(b) 60,000 62,109
5.40%, 4/15/2034(b) 50,000 50,117
3.38%, 12/15/2041 100,000 74,389
8.35%, 7/15/2046 43,000 55,620
3.45%, 12/15/2051 55,000 38,701
Hewlett Packard Enterprise
Co. ,
4.90%, 10/15/2025(e) 400,000 397,330
5.25%, 7/1/2028 20,000 20,168
6.35%, 10/15/2045(b)(e) 150,000 160,397
HP, Inc. ,
4.75%, 1/15/2028(b) 60,000 59,651
4.00%, 4/15/2029(b) 60,000 57,339
2.65%, 6/17/2031(b) 50,000 42,393
5.50%, 1/15/2033 60,000 60,675
6.00%, 9/15/2041 250,000 259,704
Western Digital Corp. ,
2.85%, 2/1/2029 250,000 217,511
9,394,313
Textiles, Apparel & Luxury Goods 0 .1%
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 361,424
3.88%, 11/1/2045(b) 250,000 208,841
3.38%, 3/27/2050(b) 200,000 151,305
Tapestry, Inc. ,
7.05%, 11/27/2025 35,000 35,720
7.00%, 11/27/2026(b) 125,000 128,791
7.35%, 11/27/2028 50,000 52,685
7.70%, 11/27/2030 50,000 53,321
7.85%, 11/27/2033(b) 110,000 119,381
1,111,468
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco 0 .3%
Altria Group, Inc. ,
4.40%, 2/14/2026(b) 160,000 157,613
6.20%, 11/1/2028 25,000 26,057
4.80%, 2/14/2029(b) 400,000 396,071
5.80%, 2/14/2039(b) 400,000 405,327
4.50%, 5/2/2043(b) 250,000 210,643
5.38%, 1/31/2044 170,000 167,445
5.95%, 2/14/2049(b) 250,000 254,433
3.70%, 2/4/2051 250,000 174,704
BAT Capital Corp. ,
4.70%, 4/2/2027(b) 100,000 98,336
3.56%, 8/15/2027(b) 198,000 187,495
2.26%, 3/25/2028 160,000 142,430
6.34%, 8/2/2030(b) 100,000 104,197
4.74%, 3/16/2032(b) 70,000 66,956
6.42%, 8/2/2033(b) 90,000 94,146
6.00%, 2/20/2034 100,000 101,255
4.39%, 8/15/2037 350,000 294,195
7.08%, 8/2/2043 50,000 53,344
4.76%, 9/6/2049 150,000 119,384
5.65%, 3/16/2052(b) 70,000 63,159
7.08%, 8/2/2053(b) 75,000 80,854
BAT International Finance plc ,
1.67%, 3/25/2026(b) 150,000 139,614
4.45%, 3/16/2028(b) 70,000 67,974
5.93%, 2/2/2029(b) 200,000 205,285
Philip Morris International,
Inc. ,
5.00%, 11/17/2025 90,000 89,766
4.88%, 2/13/2026(b) 100,000 99,601
4.75%, 2/12/2027 50,000 49,722
5.13%, 11/17/2027(b) 90,000 90,465
4.88%, 2/15/2028(b) 100,000 99,724
5.25%, 9/7/2028 25,000 25,292
4.88%, 2/13/2029 50,000 49,681
5.63%, 11/17/2029(b) 70,000 72,091
5.13%, 2/15/2030(b) 100,000 99,999
5.50%, 9/7/2030(b) 25,000 25,479
5.13%, 2/13/2031 250,000 248,361
5.75%, 11/17/2032 30,000 30,973
5.38%, 2/15/2033(b) 250,000 252,054
5.63%, 9/7/2033(b) 25,000 25,566
5.25%, 2/13/2034(b) 250,000 247,784
6.38%, 5/16/2038(b) 460,000 503,482
3.88%, 8/21/2042 250,000 200,163
4.25%, 11/10/2044 160,000 134,046
Reynolds American, Inc. ,
4.45%, 6/12/2025 310,000 305,854
5.70%, 8/15/2035 120,000 117,178
5.85%, 8/15/2045(b) 400,000 371,019
6,749,217
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.75%, 6/1/2026 250,000 241,122
1.88%, 8/15/2026 80,000 73,757
5.30%, 2/1/2028(b) 50,000 50,027
2.10%, 9/1/2028 100,000 87,516
5.10%, 3/1/2029(b) 50,000 49,668
3.25%, 10/1/2029(b) 250,000 226,097
GATX Corp. ,
3.25%, 9/15/2026 50,000 47,718

44 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
GATX Corp.,
4.00%, 6/30/2030(b) 100,000 92,891
4.90%, 3/15/2033(b) 145,000 139,547
5.45%, 9/15/2033(b) 100,000 99,461
6.05%, 3/15/2034 50,000 51,464
6.90%, 5/1/2034 25,000 27,270
3.10%, 6/1/2051 90,000 58,727
WW Grainger, Inc. ,
3.75%, 5/15/2046 250,000 205,009
1,450,274
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032 60,000 57,825
5.15%, 3/1/2034(b) 50,000 50,164
4.30%, 9/1/2045 500,000 436,233
5.45%, 3/1/2054 50,000 50,426
Essential Utilities, Inc. ,
5.38%, 1/15/2034 25,000 24,875
3.35%, 4/15/2050 200,000 139,942
5.30%, 5/1/2052 40,000 37,423
796,888
Wireless Telecommunication Services 0 .4%
America Movil SAB de CV ,
6.38%, 3/1/2035 177,000 192,812
6.13%, 3/30/2040 350,000 370,247
Rogers Communications, Inc. ,
3.63%, 12/15/2025(b) 200,000 194,090
3.20%, 3/15/2027 60,000 56,957
5.00%, 2/15/2029(b) 150,000 148,958
3.80%, 3/15/2032(b) 70,000 62,909
5.30%, 2/15/2034(b) 150,000 148,662
4.50%, 3/15/2042(b) 70,000 60,796
4.50%, 3/15/2043 100,000 86,069
5.00%, 3/15/2044(b) 80,000 73,370
4.35%, 5/1/2049(b) 300,000 246,081
4.55%, 3/15/2052 80,000 67,315
T-Mobile USA, Inc. ,
3.50%, 4/15/2025 250,000 245,107
2.25%, 2/15/2026 300,000 283,877
3.75%, 4/15/2027(b) 500,000 481,553
2.05%, 2/15/2028 100,000 89,601
4.95%, 3/15/2028(b) 85,000 84,795
4.80%, 7/15/2028 80,000 79,338
4.85%, 1/15/2029 45,000 44,667
3.38%, 4/15/2029 500,000 462,415
3.88%, 4/15/2030 500,000 468,391
2.55%, 2/15/2031(b) 500,000 425,909
2.70%, 3/15/2032(b) 80,000 67,275
5.05%, 7/15/2033 245,000 242,340
5.75%, 1/15/2034(b) 65,000 67,690
5.15%, 4/15/2034(b) 25,000 24,916
4.38%, 4/15/2040(b) 250,000 222,661
3.00%, 2/15/2041(b) 200,000 147,310
4.50%, 4/15/2050(b) 150,000 130,020
3.30%, 2/15/2051 300,000 209,770
3.40%, 10/15/2052 200,000 141,859
5.65%, 1/15/2053(b) 200,000 204,225
5.75%, 1/15/2054 80,000 82,842
6.00%, 6/15/2054 100,000 106,885
5.80%, 9/15/2062(b) 200,000 206,474
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Vodafone Group plc ,
4.13%, 5/30/2025 500,000 492,384
7.88%, 2/15/2030 206,000 234,829
4.38%, 2/19/2043(b) 100,000 86,398
4.88%, 6/19/2049(b) 300,000 268,593
4.25%, 9/17/2050(b) 40,000 32,288
5.63%, 2/10/2053(b) 100,000 99,384
5.75%, 2/10/2063 100,000 101,090
7,543,152
Total Corporate Bonds
(cost $593,120,634)
545,171,781
Foreign Government Securities 1 .5%
CANADA 0.3%
Canada Government Bond,
3.75%, 4/26/2028(b) 1,300,000 1,267,245
Export Development Canada,
3.88%, 2/14/2028(b) 500,000 489,830
4.13%, 2/13/2029 500,000 495,077
Province of Alberta,
3.30%, 3/15/2028(b) 500,000 476,914
Province of Ontario,
2.50%, 4/27/2026 600,000 572,805
2.00%, 10/2/2029(b) 1,000,000 879,221
Province of Quebec,
0.60%, 7/23/2025 450,000 424,906
3.63%, 4/13/2028 500,000 482,726
7.50%, 9/15/2029(b) 578,000 660,081
5,748,805
CHILE 0.1%
Republic of Chile,
3.24%, 2/6/2028 200,000 187,271
4.85%, 1/22/2029 200,000 198,095
2.45%, 1/31/2031 500,000 427,355
2.55%, 1/27/2032 500,000 421,940
2.55%, 7/27/2033(b) 350,000 284,052
3.10%, 5/7/2041(b) 400,000 295,610
5.33%, 1/5/2054(b) 328,290 315,148
3.25%, 9/21/2071 200,000 125,948
2,255,419
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 100,000 115,373
INDONESIA 0.1%
Republic of Indonesia,
4.15%, 9/20/2027 200,000 194,266
3.50%, 1/11/2028(b) 500,000 474,025
4.10%, 4/24/2028 1,000,000 966,330
2.85%, 2/14/2030(b) 500,000 445,624
4.65%, 9/20/2032 200,000 194,510
5.35%, 2/11/2049(b) 200,000 200,751
4.20%, 10/15/2050 200,000 168,250
5.65%, 1/11/2053 200,000 208,986
4.45%, 4/15/2070(b) 200,000 168,372
3,021,114

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 45
Foreign Government Securities
Principal
Amount ($) Value ($)
ISRAEL 0.1%
State of Israel Government
Bond,
3.25%, 1/17/2028 200,000 186,051
5.50%, 3/12/2034 250,000 246,713
3.38%, 1/15/2050 200,000 134,250
3.88%, 7/3/2050(b) 200,000 147,470
5.75%, 3/12/2054 250,000 239,305
4.50%, 4/3/2120 200,000 149,000
1,102,789
ITALY 0.0%
†
Italian Republic Government
Bond,
5.38%, 6/15/2033(b) 491,000 483,820
4.00%, 10/17/2049 400,000 296,935
780,755
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.38%, 4/20/2026 500,000 475,279
1.88%, 7/21/2026(b) 500,000 467,747
2.88%, 7/21/2027 500,000 472,137
3.50%, 10/31/2028 400,000 381,736
1.88%, 4/15/2031 800,000 670,769
Japan International
Cooperation Agency,
4.00%, 5/23/2028 450,000 436,730
2,904,398
MEXICO 0.3%
United Mexican States,
4.15%, 3/28/2027(b) 200,000 194,801
3.75%, 1/11/2028 1,000,000 949,442
2.66%, 5/24/2031 700,000 583,947
4.88%, 5/19/2033(b) 200,000 189,375
3.50%, 2/12/2034 250,000 207,929
6.75%, 9/27/2034 596,000 634,774
6.35%, 2/9/2035(b) 200,000 206,181
6.05%, 1/11/2040 400,000 394,808
4.75%, 3/8/2044 400,000 332,927
5.55%, 1/21/2045 300,000 278,704
4.60%, 1/23/2046 347,000 278,706
4.40%, 2/12/2052 200,000 152,534
6.34%, 5/4/2053 550,000 542,629
6.40%, 5/7/2054 400,000 398,511
3.77%, 5/24/2061 200,000 129,805
5,475,073
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028 200,000 182,475
2.25%, 9/29/2032 200,000 142,641
6.40%, 2/14/2035(b) 200,000 188,666
6.70%, 1/26/2036(b) 250,000 242,352
8.00%, 3/1/2038 200,000 209,522
4.30%, 4/29/2053 500,000 323,702
6.85%, 3/28/2054 200,000 181,375
4.50%, 4/1/2056 400,000 260,192
3.87%, 7/23/2060 200,000 115,744
1,846,669
Foreign Government Securities
Principal
Amount ($) Value ($)
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027 175,000 169,173
2.78%, 1/23/2031 500,000 427,780
8.75%, 11/21/2033 300,000 370,125
3.00%, 1/15/2034 200,000 163,650
3.30%, 3/11/2041 200,000 149,750
5.63%, 11/18/2050(b) 300,000 298,380
3.60%, 1/15/2072 150,000 99,187
1,678,045
PHILIPPINES 0.1%
Republic of Philippines,
9.50%, 2/2/2030 500,000 613,932
2.46%, 5/5/2030 500,000 432,525
7.75%, 1/14/2031(b) 200,000 231,314
6.38%, 10/23/2034 500,000 550,626
3.70%, 2/2/2042 600,000 489,840
3.20%, 7/6/2046 400,000 286,001
5.50%, 1/17/2048(b) 200,000 203,000
2,807,238
POLAND 0.0%
†
Republic of Poland,
4.88%, 10/4/2033 200,000 196,762
5.50%, 4/4/2053 200,000 199,116
5.50%, 3/18/2054 300,000 297,636
693,514
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 929,595
4.50%, 9/15/2032 400,000 390,050
5.13%, 1/11/2033(b) 200,000 203,884
Republic of Korea,
5.63%, 11/3/2025 300,000 302,527
4.13%, 6/10/2044(b) 250,000 223,907
2,049,963
SWEDEN 0.1%
Svensk Exportkredit AB,
4.38%, 2/13/2026 500,000 495,543
4.13%, 6/14/2028 500,000 492,463
988,006
URUGUAY 0.0%
†
Oriental Republic of Uruguay,
4.38%, 10/27/2027 250,000 247,496
5.75%, 10/28/2034 200,000 210,900
5.10%, 6/18/2050 350,000 338,737
4.98%, 4/20/2055 200,000 187,724
984,857
Total Foreign Government Securities
(cost $35,586,195)
32,452,018
Mortgage-Backed Securities 25 .8%
FHLMC Gold Pool
Pool# J09912
4.00%, 6/1/2024 3,240 3,223

46 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00351
8.00%, 7/1/2024 6 6
Pool# D60780
8.00%, 6/1/2025 128 128
Pool# G30267
5.00%, 8/1/2025 5,495 5,447
Pool# E02746
3.50%, 11/1/2025 19,974 19,656
Pool# J13883
3.50%, 12/1/2025 45,050 44,307
Pool# J14732
4.00%, 3/1/2026 26,522 26,160
Pool# E02896
3.50%, 5/1/2026 22,664 22,266
Pool# J18127
3.00%, 3/1/2027 44,205 42,924
Pool# J18702
3.00%, 3/1/2027 37,764 36,694
Pool# J19106
3.00%, 5/1/2027 17,627 17,105
Pool# J20471
3.00%, 9/1/2027 73,059 70,735
Pool# G14609
3.00%, 11/1/2027 130,719 126,421
Pool# C00566
7.50%, 12/1/2027 207 209
Pool# G15100
2.50%, 7/1/2028 59,712 57,132
Pool# C18271
7.00%, 11/1/2028 924 954
Pool# C00678
7.00%, 11/1/2028 197 204
Pool# C00836
7.00%, 7/1/2029 185 191
Pool# C31285
7.00%, 9/1/2029 281 290
Pool# G18536
2.50%, 1/1/2030 959,018 905,118
Pool# C37436
8.00%, 1/1/2030 631 657
Pool# C36429
7.00%, 2/1/2030 426 439
Pool# C36306
7.00%, 2/1/2030 282 291
Pool# C00921
7.50%, 2/1/2030 436 446
Pool# G01108
7.00%, 4/1/2030 152 157
Pool# G18552
3.00%, 5/1/2030 351,935 336,246
Pool# U49055
3.00%, 6/1/2030 35,990 34,532
Pool# J32243
3.00%, 7/1/2030 287,303 273,915
Pool# J32257
3.00%, 7/1/2030 57,301 54,632
Pool# J32255
3.00%, 7/1/2030 55,928 53,342
Pool# C41561
8.00%, 8/1/2030 1,378 1,385
Pool# C01051
8.00%, 9/1/2030 719 748
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C43550
7.00%, 10/1/2030 979 1,010
Pool# C44017
7.50%, 10/1/2030 320 318
Pool# C44957
8.00%, 11/1/2030 623 623
Pool# J33361
3.00%, 12/1/2030 124,085 118,400
Pool# G18578
3.00%, 12/1/2030 122,890 116,983
Pool# J33315
3.00%, 12/1/2030 57,929 55,212
Pool# C01103
7.50%, 12/1/2030 306 316
Pool# C46932
7.50%, 1/1/2031 473 472
Pool# G18587
3.00%, 2/1/2031 90,820 86,330
Pool# G18592
3.00%, 3/1/2031 98,688 93,747
Pool# C48206
7.50%, 3/1/2031 1,254 1,247
Pool# C91366
4.50%, 4/1/2031 31,374 30,934
Pool# G18601
3.00%, 5/1/2031 58,317 55,430
Pool# G18605
3.00%, 6/1/2031 33,904 32,223
Pool# J34627
3.00%, 6/1/2031 9,795 9,308
Pool# C91377
4.50%, 6/1/2031 16,559 16,328
Pool# C53324
7.00%, 6/1/2031 1,157 1,194
Pool# J35107
2.50%, 8/1/2031 59,729 55,914
Pool# G01309
7.00%, 8/1/2031 405 418
Pool# G01311
7.00%, 9/1/2031 3,058 3,156
Pool# C01222
7.00%, 9/1/2031 458 472
Pool# G01315
7.00%, 9/1/2031 112 116
Pool# J35522
2.50%, 10/1/2031 228,098 213,333
Pool# C60012
7.00%, 11/1/2031 463 478
Pool# C61298
8.00%, 11/1/2031 1,770 1,771
Pool# J35957
2.50%, 12/1/2031 338,307 316,348
Pool# C61105
7.00%, 12/1/2031 3,911 4,037
Pool# C63171
7.00%, 1/1/2032 2,843 2,935
Pool# V61548
2.50%, 2/1/2032 325,327 303,708
Pool# D99004
3.50%, 3/1/2032 56,683 54,334
Pool# G30577
3.50%, 4/1/2032 124,821 119,728

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01391
7.00%, 4/1/2032 5,503 5,691
Pool# C01345
7.00%, 4/1/2032 2,089 2,156
Pool# C01370
8.00%, 4/1/2032 510 524
Pool# C01381
8.00%, 5/1/2032 7,221 7,488
Pool# C68290
7.00%, 6/1/2032 1,807 1,865
Pool# C68300
7.00%, 6/1/2032 644 665
Pool# D99266
3.50%, 7/1/2032 94,826 90,931
Pool# G01449
7.00%, 7/1/2032 3,522 3,635
Pool# C69908
7.00%, 8/1/2032 18,253 18,839
Pool# C91558
3.50%, 9/1/2032 18,688 17,859
Pool# G16407
2.50%, 1/1/2033 170,542 158,576
Pool# G16408
2.50%, 1/1/2033 120,609 112,150
Pool# G01536
7.00%, 3/1/2033 6,073 6,267
Pool# C01528
5.00%, 4/1/2033 26,087 26,257
Pool# G30646
3.00%, 5/1/2033 121,002 113,128
Pool# G30642
3.00%, 5/1/2033 60,770 56,843
Pool# K90535
3.00%, 5/1/2033 25,300 23,644
Pool# G18693
4.00%, 5/1/2033 36,821 35,966
Pool# G18696
3.50%, 7/1/2033 10,461 10,056
Pool# A16419
6.50%, 11/1/2033 12,069 12,483
Pool# A21356
6.50%, 4/1/2034 37,480 39,142
Pool# C01851
6.50%, 4/1/2034 14,886 15,430
Pool# A24301
6.50%, 5/1/2034 22,879 23,589
Pool# A22067
6.50%, 5/1/2034 11,334 11,782
Pool# G18737
3.50%, 6/1/2034 67,491 64,663
Pool# A24988
6.50%, 7/1/2034 9,059 9,327
Pool# G01741
6.50%, 10/1/2034 4,683 4,817
Pool# G08023
6.50%, 11/1/2034 10,284 10,766
Pool# G01947
7.00%, 5/1/2035 4,567 4,713
Pool# G08073
5.50%, 8/1/2035 45,289 46,287
Pool# A37135
5.50%, 9/1/2035 83,851 85,700
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A47368
5.00%, 10/1/2035 60,208 60,601
Pool# A38531
5.50%, 10/1/2035 113,373 115,289
Pool# A38255
5.50%, 10/1/2035 70,596 72,151
Pool# G08088
6.50%, 10/1/2035 43,195 45,065
Pool# A39759
5.50%, 11/1/2035 3,674 3,755
Pool# A40376
5.50%, 12/1/2035 1,918 1,960
Pool# A42305
5.50%, 1/1/2036 4,786 4,901
Pool# A41548
7.00%, 1/1/2036 5,699 5,882
Pool# G08111
5.50%, 2/1/2036 57,726 58,998
Pool# A43886
5.50%, 3/1/2036 210,724 215,371
Pool# A43885
5.50%, 3/1/2036 149,856 153,163
Pool# A43884
5.50%, 3/1/2036 57,791 58,955
Pool# A48378
5.50%, 3/1/2036 54,388 55,587
Pool# A43861
5.50%, 3/1/2036 29,510 30,160
Pool# G08116
5.50%, 3/1/2036 13,495 13,792
Pool# A48735
5.50%, 5/1/2036 6,071 6,205
Pool# A53039
6.50%, 10/1/2036 39,371 40,820
Pool# G05254
5.00%, 1/1/2037 43,185 43,466
Pool# G04331
5.00%, 2/1/2037 43,472 43,755
Pool# G05941
6.00%, 2/1/2037 221,301 229,500
Pool# G03620
6.50%, 10/1/2037 1,540 1,619
Pool# G03721
6.00%, 12/1/2037 19,723 20,458
Pool# G03969
6.00%, 2/1/2038 22,320 23,149
Pool# C91982
3.50%, 3/1/2038 75,734 70,760
Pool# G04913
5.00%, 3/1/2038 77,610 78,116
Pool# G05299
4.50%, 6/1/2038 68,401 67,510
Pool# G04581
6.50%, 8/1/2038 39,814 40,924
Pool# C92013
3.50%, 9/1/2038 188,964 176,617
Pool# A81674
6.00%, 9/1/2038 153,935 158,010
Pool# G05459
5.50%, 5/1/2039 569,646 582,217
Pool# G05535
4.50%, 7/1/2039 212,510 208,674

48 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A89500
4.50%, 10/1/2039 18,781 18,390
Pool# A91165
5.00%, 2/1/2040 865,345 864,599
Pool# G60342
4.50%, 5/1/2042 213,640 209,788
Pool# G60195
4.00%, 6/1/2042 285,934 271,259
Pool# Q08977
4.00%, 6/1/2042 59,143 56,045
Pool# Q09824
4.00%, 8/1/2042 35,954 34,120
Pool# Q11087
4.00%, 9/1/2042 45,486 42,908
Pool# G07158
3.50%, 10/1/2042 151,228 139,227
Pool# G07163
3.50%, 10/1/2042 130,867 120,604
Pool# Q11532
3.50%, 10/1/2042 108,371 99,770
Pool# Q12051
3.50%, 10/1/2042 84,413 77,757
Pool# Q12052
3.50%, 10/1/2042 35,583 32,774
Pool# C09020
3.50%, 11/1/2042 248,453 228,734
Pool# G07264
3.50%, 12/1/2042 226,503 208,433
Pool# Q14292
3.50%, 1/1/2043 64,603 59,489
Pool# Q15884
3.00%, 2/1/2043 339,824 303,785
Pool# Q16470
3.00%, 3/1/2043 702,656 628,140
Pool# V80002
2.50%, 4/1/2043 288,091 247,140
Pool# Q16915
3.00%, 4/1/2043 258,571 231,417
Pool# Q17675
3.50%, 4/1/2043 272,051 250,738
Pool# Q18523
3.50%, 5/1/2043 273,825 251,745
Pool# Q18751
3.50%, 6/1/2043 366,435 336,887
Pool# G07410
3.50%, 7/1/2043 111,373 102,737
Pool# Q20332
3.50%, 7/1/2043 39,474 36,283
Pool# G07459
3.50%, 8/1/2043 324,764 298,646
Pool# G60038
3.50%, 1/1/2044 681,181 627,110
Pool# Q26869
4.00%, 6/1/2044 311,734 295,725
Pool# G07946
4.00%, 7/1/2044 9,869 9,365
Pool# Q28607
3.50%, 9/1/2044 118,403 108,759
Pool# G61231
3.50%, 9/1/2044 32,825 30,199
Pool# G08609
3.50%, 10/1/2044 104,777 96,004
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q30833
4.00%, 1/1/2045 13,673 12,967
Pool# G60400
4.50%, 1/1/2045 85,981 84,004
Pool# G07925
4.00%, 2/1/2045 27,682 26,497
Pool# Q34165
4.00%, 6/1/2045 181,103 171,802
Pool# V81873
4.00%, 8/1/2045 103,803 98,439
Pool# G08669
4.00%, 9/1/2045 158,051 149,883
Pool# V82126
3.50%, 12/1/2045 99,177 90,542
Pool# Q38199
3.50%, 1/1/2046 4,601 4,200
Pool# Q38357
4.00%, 1/1/2046 42,090 39,915
Pool# G61365
4.50%, 1/1/2046 31,719 30,990
Pool# G08697
3.00%, 3/1/2046 461,796 408,214
Pool# Q39364
3.50%, 3/1/2046 74,158 67,701
Pool# Q39434
3.50%, 3/1/2046 59,655 54,532
Pool# Q39440
4.00%, 3/1/2046 25,261 23,958
Pool# G08704
4.50%, 4/1/2046 16,191 15,819
Pool# Q40097
4.50%, 4/1/2046 2,837 2,771
Pool# G60582
3.50%, 5/1/2046 181,550 166,234
Pool# Q40718
3.50%, 5/1/2046 60,533 55,262
Pool# G08707
4.00%, 5/1/2046 74,863 70,994
Pool# G08708
4.50%, 5/1/2046 10,848 10,598
Pool# Q41548
3.00%, 7/1/2046 68,115 60,296
Pool# Q41903
3.50%, 7/1/2046 85,953 78,470
Pool# Q41491
3.50%, 7/1/2046 9,244 8,439
Pool# G61791
4.00%, 7/1/2046 69,435 65,862
Pool# Q41947
4.50%, 7/1/2046 3,696 3,606
Pool# G08715
3.00%, 8/1/2046 467,602 412,185
Pool# Q42596
3.50%, 8/1/2046 74,754 68,511
Pool# Q42203
3.50%, 8/1/2046 19,593 17,920
Pool# G61237
3.50%, 8/1/2046 14,065 12,943
Pool# Q42393
3.50%, 8/1/2046 11,737 10,715
Pool# Q42680
4.00%, 8/1/2046 2,481 2,370

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08720
4.50%, 8/1/2046 8,983 8,772
Pool# G61323
3.00%, 9/1/2046 440,672 393,956
Pool# G08721
3.00%, 9/1/2046 256,010 225,616
Pool# V82617
3.50%, 9/1/2046 164,916 150,318
Pool# G08722
3.50%, 9/1/2046 50,331 46,135
Pool# G60733
4.50%, 9/1/2046 94,735 92,556
Pool# G60722
3.00%, 10/1/2046 739,202 652,113
Pool# Q44035
3.00%, 10/1/2046 363,229 319,880
Pool# G61815
4.00%, 10/1/2046 29,386 27,868
Pool# G61257
3.00%, 11/1/2046 708,725 623,204
Pool# Q44452
3.00%, 11/1/2046 163,205 143,664
Pool# G08732
3.00%, 11/1/2046 46,515 40,964
Pool# Q44473
3.50%, 11/1/2046 20,305 18,537
Pool# Q44223
3.50%, 11/1/2046 12,895 11,772
Pool# G08734
4.00%, 11/1/2046 218,307 206,913
Pool# G08737
3.00%, 12/1/2046 1,552,274 1,366,700
Pool# G60989
3.00%, 12/1/2046 266,322 234,744
Pool# Q45878
3.00%, 12/1/2046 56,421 49,583
Pool# G08738
3.50%, 12/1/2046 982,258 896,730
Pool# Q45024
3.50%, 12/1/2046 72,297 65,270
Pool# G08741
3.00%, 1/1/2047 425,586 374,619
Pool# G08747
3.00%, 2/1/2047 805,188 708,711
Pool# G08748
3.50%, 2/1/2047 203,363 185,655
Pool# G08749
4.00%, 2/1/2047 338,311 320,508
Pool# G61890
4.00%, 2/1/2047 23,712 22,480
Pool# G08751
3.50%, 3/1/2047 302,852 276,480
Pool# Q47592
3.50%, 4/1/2047 52,438 47,872
Pool# Q47484
3.50%, 4/1/2047 11,702 10,684
Pool# G60988
3.00%, 5/1/2047 912,054 804,665
Pool# Q48098
3.50%, 5/1/2047 37,165 33,852
Pool# Q48237
4.50%, 5/1/2047 63,918 62,249
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61390
3.00%, 6/1/2047 709,824 624,854
Pool# Q48414
4.50%, 6/1/2047 44,960 43,145
Pool# Q48365
4.50%, 6/1/2047 14,914 14,537
Pool# G08770
3.50%, 7/1/2047 578,983 530,498
Pool# V83270
3.50%, 7/1/2047 119,844 109,407
Pool# G61339
3.00%, 8/1/2047 138,687 122,142
Pool# G08774
3.50%, 8/1/2047 63,700 58,153
Pool# Q49917
3.50%, 8/1/2047 49,234 44,947
Pool# Q53085
3.00%, 9/1/2047 150,421 133,146
Pool# G61295
3.50%, 9/1/2047 327,271 298,893
Pool# G08779
3.50%, 9/1/2047 173,686 158,457
Pool# G61622
3.00%, 10/1/2047 341,141 300,585
Pool# G08785
4.00%, 10/1/2047 19,996 18,775
Pool# Q52075
4.00%, 11/1/2047 118,158 111,991
Pool# V83598
3.50%, 12/1/2047 51,741 47,235
Pool# G67707
3.50%, 1/1/2048 377,433 345,149
Pool# V83909
4.00%, 1/1/2048 141,759 134,428
Pool# G61311
3.50%, 2/1/2048 353,718 322,912
Pool# T65458
3.50%, 2/1/2048 64,770 57,720
Pool# G08801
4.00%, 2/1/2048 105,646 99,835
Pool# Q54460
4.00%, 2/1/2048 103,667 99,226
Pool# G61298
4.00%, 2/1/2048 51,288 48,478
Pool# Q54727
3.50%, 3/1/2048 146,851 134,062
Pool# Q55401
5.00%, 4/1/2048 30,131 29,933
Pool# V84237
3.50%, 5/1/2048 236,370 215,597
Pool# G08813
3.50%, 5/1/2048 26,461 24,120
Pool# G08820
4.50%, 5/1/2048 198,861 193,052
Pool# G08821
5.00%, 5/1/2048 7,700 7,645
Pool# G67712
4.00%, 6/1/2048 102,938 98,528
Pool# G67713
4.00%, 6/1/2048 85,200 80,602
Pool# G08817
4.00%, 6/1/2048 30,988 29,210

50 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08818
4.50%, 6/1/2048 106,275 103,171
Pool# Q56473
4.50%, 6/1/2048 25,522 24,829
Pool# Q56472
4.50%, 6/1/2048 24,715 24,175
Pool# G08827
4.50%, 7/1/2048 72,192 69,939
Pool# Q57401
4.50%, 7/1/2048 31,362 30,511
Pool# Q57402
4.50%, 7/1/2048 8,776 8,585
Pool# G08833
5.00%, 7/1/2048 3,034 3,014
Pool# G08831
4.00%, 8/1/2048 84,838 80,032
Pool# G08836
4.00%, 9/1/2048 341,646 322,078
Pool# G67716
4.50%, 10/1/2048 58,906 57,308
Pool# G08843
4.50%, 10/1/2048 25,716 24,933
Pool# V85044
4.00%, 12/1/2048 100,882 94,854
Pool# V85082
4.50%, 12/1/2048 19,060 18,475
Pool# G61846
4.00%, 1/1/2049 1,826 1,717
Pool# V85139
4.50%, 1/1/2049 24,464 23,714
FHLMC Non Gold Pool
Pool# 1B8478
5.98%, 7/1/2041(a) 19,976 20,245
Pool# 2B0108
6.15%, 1/1/2042(a) 3,755 3,754
Pool# 2B1381
5.24%, 6/1/2043(a) 444 444
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 19,295 19,014
Pool# ZS7757
3.00%, 3/1/2030 224,247 214,821
Pool# SB0383
2.50%, 4/1/2032 553,807 517,365
Pool# ZS8701
3.50%, 6/1/2033 36,710 35,244
Pool# SB0218
3.00%, 10/1/2033 65,750 62,137
Pool# SB0366
3.50%, 2/1/2034 90,897 87,265
Pool# QN0248
3.00%, 7/1/2034 34,081 31,920
Pool# SB0095
3.50%, 7/1/2034 48,708 47,374
Pool# SB0069
3.00%, 9/1/2034 118,604 111,174
Pool# SB8021
3.00%, 12/1/2034 237,204 222,157
Pool# SB8500
2.50%, 7/1/2035 609,046 557,118
Pool# SB8505
2.50%, 10/1/2035 1,805,945 1,655,853
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8506
2.00%, 2/1/2036 1,554,122 1,390,798
Pool# SB8508
2.00%, 2/1/2036 1,125,184 1,004,414
Pool# RC1826
2.00%, 2/1/2036 332,350 296,253
Pool# SB8092
1.50%, 3/1/2036 379,193 330,159
Pool# RC1887
2.00%, 3/1/2036 620,098 552,753
Pool# RC2049
2.00%, 6/1/2036 1,451,402 1,293,736
Pool# RC2045
2.00%, 6/1/2036 451,100 402,092
Pool# SB8112
2.50%, 7/1/2036 257,323 234,512
Pool# QN7405
2.00%, 8/1/2036 188,864 168,347
Pool# SB8119
2.00%, 9/1/2036 843,795 747,441
Pool# SB8140
1.50%, 2/1/2037 558,076 483,217
Pool# SB8144
1.50%, 3/1/2037 1,167,172 1,010,611
Pool# QN9700
1.50%, 3/1/2037 372,257 322,324
Pool# SB8148
2.00%, 4/1/2037 2,563,730 2,273,195
Pool# SB8154
2.50%, 5/1/2037 175,596 159,824
Pool# SB0725
4.00%, 8/1/2037 58,547 56,916
Pool# SB1009
4.00%, 2/1/2038 60,502 58,645
Pool# QA2237
3.00%, 7/1/2046 906,913 802,502
Pool# QA2226
3.00%, 7/1/2046 534,148 472,874
Pool# ZS4693
3.00%, 12/1/2046 709,963 624,270
Pool# ZM2339
3.50%, 1/1/2047 142,634 130,048
Pool# ZS4746
3.00%, 12/1/2047 347,971 305,079
Pool# ZA5785
4.50%, 10/1/2048 144,513 139,961
Pool# ZT1321
4.50%, 11/1/2048 178,310 172,624
Pool# ZA6139
4.50%, 12/1/2048 56,688 54,785
Pool# SD0295
3.00%, 2/1/2049 1,659,044 1,470,794
Pool# ZA6536
4.00%, 3/1/2049 65,278 61,085
Pool# ZA6380
4.00%, 3/1/2049 64,957 60,818
Pool# ZT1858
4.50%, 4/1/2049 33,534 32,440
Pool# RA3022
2.50%, 6/1/2050 541,188 450,782
Pool# SD7521
2.50%, 7/1/2050 798,634 673,231

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8074
3.00%, 7/1/2050 231,327 201,259
Pool# SD7523
2.50%, 8/1/2050 208,959 175,764
Pool# SD0500
3.00%, 8/1/2050 36,945 32,476
Pool# SD0514
2.00%, 10/1/2050 768,958 617,407
Pool# RA3723
2.00%, 10/1/2050 254,919 203,956
Pool# SD8100
3.00%, 10/1/2050 1,503,079 1,304,431
Pool# RA3935
2.50%, 11/1/2050 2,353,474 1,961,771
Pool# RA3932
2.50%, 11/1/2050 1,404,912 1,176,895
Pool# RA3934
2.50%, 11/1/2050 713,174 593,297
Pool# RA3987
2.50%, 11/1/2050 305,965 255,041
Pool# RA4071
2.50%, 12/1/2050 823,696 685,241
Pool# RA4216
2.50%, 12/1/2050 750,915 624,247
Pool# SD0522
3.00%, 12/1/2050 488,430 423,878
Pool# RA4411
2.50%, 1/1/2051 1,718,892 1,432,878
Pool# RA4351
2.50%, 1/1/2051 933,136 776,092
Pool# RA4410
2.50%, 1/1/2051 606,774 504,808
Pool# RA4652
2.00%, 2/1/2051 2,913,412 2,330,916
Pool# RA4493
2.00%, 2/1/2051 1,371,101 1,091,455
Pool# QB9104
2.00%, 2/1/2051 730,138 581,148
Pool# RA4737
2.00%, 3/1/2051 2,613,901 2,085,642
Pool# RA4718
2.00%, 3/1/2051 1,164,330 931,538
Pool# SD7537
2.00%, 3/1/2051 614,707 492,480
Pool# SD8139
1.50%, 4/1/2051 888,736 671,568
Pool# SD8140
2.00%, 4/1/2051 4,976,291 3,959,798
Pool# SD8145
1.50%, 5/1/2051 1,758,598 1,328,874
Pool# SD8146
2.00%, 5/1/2051 8,987,726 7,143,699
Pool# QC2070
2.00%, 5/1/2051 122,566 98,420
Pool# SD0593
3.00%, 5/1/2051 1,743,485 1,532,135
Pool# RA5436
2.00%, 6/1/2051 371,007 294,870
Pool# RA5373
2.00%, 6/1/2051 311,155 249,753
Pool# SD8154
1.50%, 7/1/2051 1,770,228 1,335,279
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA5398
2.00%, 7/1/2051 1,058,841 849,892
Pool# QC5128
2.00%, 8/1/2051 295,824 236,401
Pool# SD8166
2.00%, 9/1/2051 1,771,966 1,406,815
Pool# RA6140
2.00%, 10/1/2051 1,259,872 999,926
Pool# RA6085
2.00%, 10/1/2051 741,318 596,383
Pool# RA6091
2.00%, 10/1/2051 711,555 570,368
Pool# RA6503
2.00%, 12/1/2051 8,656,187 6,879,777
Pool# RA6624
2.00%, 1/1/2052 5,627,020 4,454,091
Pool# SD0856
2.00%, 1/1/2052 1,400,998 1,111,916
Pool# SD8211
2.00%, 5/1/2052 9,904,477 7,844,670
Pool# RA7543
4.00%, 6/1/2052 204,343 189,540
Pool# SD8224
2.50%, 7/1/2052 2,770,563 2,293,214
Pool# RA7664
4.00%, 7/1/2052 466,340 432,460
Pool# SD1488
4.00%, 8/1/2052 517,179 479,723
Pool# SD1424
4.00%, 8/1/2052 436,887 405,279
Pool# RA7779
4.50%, 8/1/2052 586,871 559,079
Pool# RA7920
4.00%, 9/1/2052 536,545 497,509
Pool# SD2215
4.00%, 10/1/2052 560,745 524,639
Pool# SD7557
4.50%, 12/1/2052 1,300,413 1,253,327
Pool# RA8406
5.00%, 1/1/2053 652,503 636,944
Pool# RA8411
5.50%, 1/1/2053 188,438 189,410
Pool# QF5629
6.00%, 1/1/2053 465,592 477,255
Pool# SD7560
4.00%, 2/1/2053 920,569 863,588
Pool# SD8299
5.00%, 2/1/2053 2,200,567 2,147,275
Pool# RA8791
5.00%, 4/1/2053 465,476 454,614
Pool# RA8794
5.50%, 4/1/2053 961,612 966,572
Pool# SD2661
5.50%, 4/1/2053 647,273 645,659
Pool# SD8324
5.50%, 5/1/2053 1,192,738 1,187,128
Pool# RA9090
5.50%, 5/1/2053 948,652 945,379
Pool# SD2890
5.50%, 5/1/2053 378,345 380,297
Pool# SD2905
5.50%, 5/1/2053 227,670 227,215

52 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA9162
5.50%, 6/1/2053 474,907 475,463
Pool# SD3085
5.50%, 6/1/2053 225,237 225,583
Pool# SD3260
6.00%, 6/1/2053 192,144 195,158
Pool# SD3565
4.50%, 8/1/2053 187,708 179,086
Pool# SD3853
5.50%, 8/1/2053 159,351 158,706
Pool# SD3603
6.00%, 8/1/2053 1,744,522 1,783,897
Pool# SD8367
5.50%, 10/1/2053 2,334,154 2,322,386
Pool# SD4350
6.50%, 10/1/2053 182,105 186,046
Pool# SD4340
5.50%, 11/1/2053 1,029,038 1,031,876
Pool# RJ0528
6.50%, 12/1/2053 421,456 432,669
Pool# RJ0530
6.50%, 12/1/2053 337,287 345,113
Pool# RJ0527
6.50%, 12/1/2053 169,091 172,750
Pool# RJ0717
6.50%, 1/1/2054 77,815 79,681
Pool# RJ0841
6.00%, 2/1/2054 273,070 277,213
Pool# SD4870
6.50%, 2/1/2054 105,654 107,940
FNMA Pool
Pool# AC9895
5.06%, 4/1/2040(a) 344,823 341,881
Pool# AC9890
5.55%, 4/1/2040(a) 165,325 164,035
Pool# AJ1249
6.06%, 9/1/2041(a) 47,295 48,644
Pool# AK0714
6.27%, 2/1/2042(a) 6,451 6,467
Pool# AT4250
5.42%, 6/1/2043(a) 14,871 15,074
Pool# BF0203
3.00%, 2/1/2047 407,166 360,308
Pool# BF0206
4.00%, 2/1/2047 247,175 230,877
Pool# BF0200
3.50%, 11/1/2051 173,839 158,499
Pool# BF0171
4.00%, 1/1/2057 150,473 139,619
Pool# BF0184
4.00%, 2/1/2057 171,640 159,262
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 41 41
Pool# 934863
4.00%, 6/1/2024 1,390 1,383
Pool# AC1374
4.00%, 8/1/2024 2,974 2,946
Pool# AC1529
4.50%, 9/1/2024 8,250 8,162
Pool# AD0244
4.50%, 10/1/2024 1,248 1,241
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AD4089
4.50%, 5/1/2025 32,741 32,458
Pool# 890216
4.50%, 7/1/2025 4,496 4,461
Pool# AB1609
4.00%, 10/1/2025 15,768 15,557
Pool# AH1361
3.50%, 12/1/2025 15,597 15,224
Pool# AH1518
3.50%, 12/1/2025 7,492 7,317
Pool# AH5616
3.50%, 2/1/2026 48,674 47,761
Pool# AL0298
4.00%, 5/1/2026 46,582 45,893
Pool# AB4277
3.00%, 1/1/2027 104,021 101,015
Pool# AL1391
3.50%, 1/1/2027 1,604 1,558
Pool# AP4746
3.00%, 8/1/2027 28,844 27,925
Pool# AP7855
3.00%, 9/1/2027 173,548 167,728
Pool# AP4640
3.00%, 9/1/2027 20,128 19,323
Pool# AQ5096
3.00%, 11/1/2027 43,923 42,427
Pool# AB6887
3.00%, 11/1/2027 37,500 36,267
Pool# AQ4532
3.00%, 11/1/2027 31,958 30,625
Pool# AQ3758
3.00%, 11/1/2027 23,374 22,425
Pool# AB6886
3.00%, 11/1/2027 18,251 17,639
Pool# AQ7406
3.00%, 11/1/2027 14,787 14,197
Pool# AQ2884
3.00%, 12/1/2027 17,003 16,308
Pool# AS0487
2.50%, 9/1/2028 100,754 96,165
Pool# 930998
4.50%, 4/1/2029 2,162 2,123
Pool# BM1507
2.50%, 12/1/2029 55,389 53,063
Pool# AL8077
3.50%, 12/1/2029 7,324 7,100
Pool# BM4299
3.00%, 3/1/2030 190,024 184,422
Pool# AS4874
3.00%, 4/1/2030 165,515 158,031
Pool# AS5412
2.50%, 7/1/2030 64,270 60,415
Pool# AS5420
3.00%, 7/1/2030 144,866 137,951
Pool# AL7152
3.50%, 7/1/2030 137,141 132,810
Pool# AS5702
2.50%, 8/1/2030 238,018 223,504
Pool# AZ4898
2.50%, 8/1/2030 154,525 145,585
Pool# AY8448
3.00%, 8/1/2030 497,916 474,007

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AZ2953
3.00%, 9/1/2030 420,018 399,791
Pool# AZ5718
3.00%, 9/1/2030 274,182 261,290
Pool# AS6060
3.00%, 10/1/2030 320,822 305,296
Pool# AZ9234
3.50%, 10/1/2030 16,491 15,851
Pool# BA2993
3.00%, 11/1/2030 70,111 66,741
Pool# AS6174
3.50%, 11/1/2030 9,409 9,081
Pool# AS6272
2.50%, 12/1/2030 89,779 84,171
Pool# AS6295
3.00%, 12/1/2030 129,341 123,152
Pool# BA3545
3.00%, 12/1/2030 58,588 55,784
Pool# AH1515
4.00%, 12/1/2030 138,050 134,138
Pool# AD0716
6.50%, 12/1/2030 358,201 365,952
Pool# BA6532
2.50%, 1/1/2031 70,348 66,126
Pool# BM5016
3.00%, 1/1/2031 199,791 190,791
Pool# AB2121
4.00%, 1/1/2031 22,490 21,876
Pool# AL8060
3.00%, 2/1/2031 141,031 134,346
Pool# MA0641
4.00%, 2/1/2031 94,343 91,668
Pool# 560868
7.50%, 2/1/2031 376 373
Pool# AS6799
3.00%, 3/1/2031 109,254 103,726
Pool# BC0774
3.00%, 3/1/2031 62,832 59,779
Pool# AS6919
3.50%, 3/1/2031 7,482 7,218
Pool# BC4410
3.50%, 3/1/2031 7,175 6,923
Pool# BC0320
3.50%, 3/1/2031 5,503 5,313
Pool# BC4430
3.00%, 4/1/2031 23,891 22,714
Pool# AL8565
3.00%, 6/1/2031 76,718 72,786
Pool# AL8566
3.00%, 6/1/2031 73,167 69,451
Pool# AL8561
3.50%, 6/1/2031 66,121 63,900
Pool# AS8028
2.50%, 9/1/2031 266,860 249,415
Pool# AL9378
3.00%, 9/1/2031 37,004 35,232
Pool# MA2775
2.50%, 10/1/2031 548,046 512,015
Pool# BM1888
2.50%, 10/1/2031 401,222 383,609
Pool# AS8038
2.50%, 10/1/2031 260,032 242,861
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC4777
2.50%, 10/1/2031 202,801 189,451
Pool# AL9323
2.50%, 10/1/2031 11,809 11,029
Pool# AS8612
3.00%, 10/1/2031 61,135 58,013
Pool# 607212
7.50%, 10/1/2031 2,504 2,485
Pool# MA0895
3.50%, 11/1/2031 96,898 92,747
Pool# MA2830
2.50%, 12/1/2031 217,286 202,858
Pool# BM3814
2.50%, 12/1/2031 147,082 137,405
Pool# AS8594
2.50%, 1/1/2032 173,737 162,264
Pool# AS8597
2.50%, 1/1/2032 148,128 138,347
Pool# AS8609
3.00%, 1/1/2032 111,636 105,523
Pool# AL9786
3.00%, 1/1/2032 93,964 89,436
Pool# AL9585
3.50%, 1/1/2032 38,980 37,557
Pool# BM1036
2.50%, 2/1/2032 786,930 735,049
Pool# BM4624
3.00%, 2/1/2032 107,979 102,499
Pool# AL9872
3.00%, 2/1/2032 80,674 76,541
Pool# AL9740
3.00%, 2/1/2032 75,698 71,524
Pool# AL9871
3.00%, 2/1/2032 49,525 47,005
Pool# AS8767
3.00%, 2/1/2032 9,158 8,669
Pool# BM1007
2.50%, 3/1/2032 239,867 223,072
Pool# AL9899
3.00%, 3/1/2032 14,880 14,090
Pool# BM3269
2.50%, 4/1/2032 354,613 330,629
Pool# MA1029
3.50%, 4/1/2032 85,751 81,889
Pool# 545556
7.00%, 4/1/2032 1,528 1,576
Pool# AS9695
3.50%, 5/1/2032 16,862 16,228
Pool# AO2565
3.50%, 5/1/2032 16,232 15,395
Pool# 545605
7.00%, 5/1/2032 2,146 2,227
Pool# BM4088
3.00%, 6/1/2032 136,564 129,677
Pool# AO5103
3.50%, 6/1/2032 101,928 97,479
Pool# 890786
3.50%, 6/1/2032 17,495 16,834
Pool# MA1107
3.50%, 7/1/2032 12,413 11,849
Pool# FM1664
4.00%, 7/1/2032 39,208 38,606

54 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 651361
7.00%, 7/1/2032 844 870
Pool# BM1669
3.00%, 8/1/2032 85,236 80,535
Pool# AP1990
3.50%, 8/1/2032 45,817 43,568
Pool# AP1997
3.50%, 8/1/2032 24,379 23,211
Pool# BH5355
3.50%, 8/1/2032 4,325 4,161
Pool# AO7202
3.50%, 9/1/2032 84,520 80,892
Pool# MA1166
3.50%, 9/1/2032 66,730 63,694
Pool# BM5167
3.50%, 9/1/2032 11,152 10,758
Pool# CA0586
2.50%, 10/1/2032 35,476 32,966
Pool# AP3673
3.50%, 10/1/2032 80,126 76,688
Pool# BH9391
3.50%, 10/1/2032 5,612 5,399
Pool# BM3389
3.00%, 11/1/2032 137,634 129,976
Pool# AB6962
3.50%, 11/1/2032 125,418 119,987
Pool# AQ3343
3.50%, 11/1/2032 73,839 70,644
Pool# BM3977
3.00%, 12/1/2032 201,855 190,630
Pool# CA0951
3.00%, 12/1/2032 111,571 105,339
Pool# FM1661
2.50%, 1/1/2033 367,859 347,290
Pool# BM4338
2.50%, 1/1/2033 229,994 214,841
Pool# BM3919
3.00%, 2/1/2033 127,047 119,968
Pool# BM3750
3.50%, 3/1/2033 112,001 107,697
Pool# BM4129
3.50%, 4/1/2033 129,000 124,072
Pool# 555346
5.50%, 4/1/2033 24,323 24,332
Pool# 713560
5.50%, 4/1/2033 5,919 6,008
Pool# 694846
6.50%, 4/1/2033 2,010 2,079
Pool# AB9402
3.00%, 5/1/2033 144,325 134,915
Pool# AB9403
3.00%, 5/1/2033 62,712 58,506
Pool# AB9300
3.00%, 5/1/2033 50,394 47,227
Pool# BM4132
3.50%, 5/1/2033 102,160 97,988
Pool# MA3372
4.00%, 5/1/2033 83,534 81,395
Pool# 555421
5.00%, 5/1/2033 507,380 510,038
Pool# MA3393
4.00%, 6/1/2033 37,499 36,531
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3427
4.00%, 7/1/2033 28,184 27,477
Pool# 720087
5.50%, 7/1/2033 92,956 94,886
Pool# 728721
5.50%, 7/1/2033 11,033 11,262
Pool# 555684
5.50%, 7/1/2033 3,223 3,290
Pool# MA1527
3.00%, 8/1/2033 502,776 469,728
Pool# 743235
5.50%, 10/1/2033 7,703 7,862
Pool# 750229
6.50%, 10/1/2033 14,939 15,384
Pool# FM2154
4.00%, 12/1/2033 64,045 63,162
Pool# 755872
5.50%, 12/1/2033 80,859 82,536
Pool# 725221
5.50%, 1/1/2034 2,126 2,170
Pool# 725223
5.50%, 3/1/2034 256 261
Pool# 725228
6.00%, 3/1/2034 199,475 205,574
Pool# 725425
5.50%, 4/1/2034 121,652 124,176
Pool# 725423
5.50%, 5/1/2034 12,081 12,331
Pool# 725594
5.50%, 7/1/2034 53,482 54,593
Pool# MA3739
3.50%, 8/1/2034 77,845 74,493
Pool# 788027
6.50%, 9/1/2034 19,284 19,848
Pool# MA3827
2.50%, 11/1/2034 453,551 416,987
Pool# FM1905
3.00%, 11/1/2034 55,404 51,890
Pool# 807310
7.00%, 11/1/2034 1,469 1,515
Pool# FM2412
3.50%, 1/1/2035 30,071 28,776
Pool# 735141
5.50%, 1/1/2035 164,221 167,633
Pool# 889852
5.50%, 5/1/2035 4,289 4,378
Pool# FM5474
2.50%, 10/1/2035 427,501 391,963
Pool# MA4156
2.50%, 10/1/2035 346,653 315,274
Pool# FM4900
2.00%, 12/1/2035 55,289 49,352
Pool# 256023
6.00%, 12/1/2035 138,127 143,096
Pool# CA8793
2.00%, 2/1/2036 1,344,077 1,196,524
Pool# CA8736
2.00%, 2/1/2036 661,068 590,098
Pool# CA8789
2.00%, 2/1/2036 649,289 578,772
Pool# FM5908
2.00%, 2/1/2036 454,318 405,553

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA9141
2.00%, 2/1/2036 439,851 392,634
Pool# CA9145
2.00%, 2/1/2036 374,066 333,441
Pool# FM5571
2.00%, 2/1/2036 208,555 186,167
Pool# CA9435
2.00%, 3/1/2036 407,543 363,278
Pool# CA9475
2.00%, 3/1/2036 380,113 338,830
Pool# CA9441
2.50%, 3/1/2036 299,863 274,955
Pool# CB0262
2.00%, 4/1/2036 602,982 536,590
Pool# 745418
5.50%, 4/1/2036 24,164 24,667
Pool# FM7259
2.50%, 5/1/2036 267,907 244,244
Pool# 745516
5.50%, 5/1/2036 13,932 14,222
Pool# MA4360
2.00%, 6/1/2036 1,095,931 972,021
Pool# 889745
5.50%, 6/1/2036 2,577 2,630
Pool# CB1090
2.50%, 7/1/2036 158,039 144,030
Pool# FM8538
2.00%, 8/1/2036 207,708 185,143
Pool# 995065
5.50%, 9/1/2036 85,273 85,420
Pool# 888635
5.50%, 9/1/2036 58,290 59,499
Pool# MA4441
1.50%, 10/1/2036 244,443 212,075
Pool# MA4535
1.50%, 2/1/2037 4,156,530 3,598,984
Pool# MA4566
1.50%, 3/1/2037 1,856,268 1,608,075
Pool# MA4581
1.50%, 4/1/2037 488,680 423,337
Pool# BT2234
2.00%, 4/1/2037 4,857,789 4,308,671
Pool# MA4582
2.00%, 4/1/2037 2,340,695 2,073,242
Pool# FS2950
2.50%, 4/1/2037 86,213 78,568
Pool# FS2035
2.00%, 5/1/2037 2,323,061 2,060,486
Pool# CB4006
2.00%, 5/1/2037 1,959,542 1,737,469
Pool# MA4628
2.50%, 6/1/2037 176,507 160,734
Pool# FS2497
1.50%, 8/1/2037 303,334 262,759
Pool# 995024
5.50%, 8/1/2037 32,166 32,834
Pool# MA4726
4.00%, 9/1/2037 81,686 79,180
Pool# 995050
6.00%, 9/1/2037 298,383 309,122
Pool# MA4797
4.00%, 11/1/2037 113,916 110,293
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 955194
7.00%, 11/1/2037 23,040 24,121
Pool# 928940
7.00%, 12/1/2037 19,862 20,478
Pool# MA5023
4.00%, 5/1/2038 53,255 51,561
Pool# MA3389
4.00%, 6/1/2038 62,660 60,048
Pool# MA3464
3.50%, 9/1/2038 125,150 116,737
Pool# 990810
7.00%, 10/1/2038 39,222 40,438
Pool# MA5223
4.00%, 11/1/2038 32,979 31,930
Pool# AD8536
5.00%, 8/1/2040 96,863 96,656
Pool# AB1735
3.50%, 11/1/2040 4,582 4,226
Pool# AE9747
4.50%, 12/1/2040 343,128 336,512
Pool# AB2067
3.50%, 1/1/2041 132,726 122,564
Pool# 932888
3.50%, 1/1/2041 113,495 104,711
Pool# AB2068
3.50%, 1/1/2041 78,698 72,628
Pool# 932891
3.50%, 1/1/2041 20,715 19,125
Pool# AL3650
5.00%, 2/1/2041 6,626 6,610
Pool# AL6521
5.00%, 4/1/2041 567,979 566,769
Pool# AL0390
5.00%, 5/1/2041 194,426 194,012
Pool# AL5863
4.50%, 6/1/2041 1,101,496 1,076,639
Pool# AI9851
4.50%, 9/1/2041 21,131 20,723
Pool# AL0761
5.00%, 9/1/2041 62,561 62,395
Pool# BM3907
5.50%, 9/1/2041 143,813 146,799
Pool# AJ5431
4.50%, 10/1/2041 47,356 46,402
Pool# AJ4861
4.00%, 12/1/2041 62,325 59,053
Pool# AX5316
4.50%, 1/1/2042 34,527 33,861
Pool# AL2499
4.50%, 1/1/2042 11,054 10,843
Pool# AW8167
3.50%, 2/1/2042 410,154 377,853
Pool# AB5185
3.50%, 5/1/2042 187,938 172,908
Pool# AO3575
4.50%, 5/1/2042 43,530 42,600
Pool# AO4647
3.50%, 6/1/2042 409,976 377,213
Pool# AO8036
4.50%, 7/1/2042 176,884 173,474
Pool# AP2092
4.50%, 8/1/2042 10,974 10,655

56 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AP6579
3.50%, 9/1/2042 341,751 314,572
Pool# AL2782
4.50%, 9/1/2042 61,480 60,294
Pool# AB6524
3.50%, 10/1/2042 566,637 520,419
Pool# AB7074
3.00%, 11/1/2042 329,768 294,421
Pool# AP8785
3.00%, 11/1/2042 105,867 94,529
Pool# AL2677
3.50%, 11/1/2042 368,574 339,201
Pool# AB6786
3.50%, 11/1/2042 193,382 177,729
Pool# MA1273
3.50%, 12/1/2042 154,820 142,352
Pool# AR4210
3.50%, 1/1/2043 95,975 88,165
Pool# AT4040
3.00%, 3/1/2043 86,302 77,050
Pool# AR8213
3.50%, 4/1/2043 79,348 73,114
Pool# AB9238
3.00%, 5/1/2043 541,796 483,709
Pool# AB9237
3.00%, 5/1/2043 431,290 385,048
Pool# AB9236
3.00%, 5/1/2043 136,134 121,538
Pool# AB9362
3.50%, 5/1/2043 556,679 511,494
Pool# AT4145
3.00%, 6/1/2043 161,465 144,152
Pool# AB9814
3.00%, 7/1/2043 512,144 457,236
Pool# AT6871
3.00%, 7/1/2043 64,181 57,280
Pool# AS0203
3.00%, 8/1/2043 395,856 353,413
Pool# AS0255
4.50%, 8/1/2043 141,340 137,914
Pool# AS0516
3.00%, 9/1/2043 270,796 241,728
Pool# AL4471
4.00%, 9/1/2043 205,578 196,132
Pool# AL6951
3.50%, 10/1/2043 270,820 248,971
Pool# BM4222
3.00%, 1/1/2044 373,732 333,706
Pool# AS2276
4.50%, 4/1/2044 203,344 198,414
Pool# AW1006
4.00%, 5/1/2044 78,222 74,780
Pool# AL7767
4.50%, 6/1/2044 18,804 18,071
Pool# AS3161
4.00%, 8/1/2044 467,698 443,069
Pool# BM4650
3.00%, 10/1/2044 676,812 604,332
Pool# CA0688
3.50%, 10/1/2044 165,725 152,182
Pool# BC5090
4.00%, 10/1/2044 39,389 37,320
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS3946
4.00%, 12/1/2044 530,434 502,613
Pool# AL8303
3.00%, 1/1/2045 119,399 106,613
Pool# BM4384
4.00%, 1/1/2045 201,825 191,219
Pool# BM3611
4.00%, 1/1/2045 167,309 158,519
Pool# BM3804
3.50%, 2/1/2045 74,036 67,996
Pool# AL9555
4.00%, 2/1/2045 1,065,363 1,009,445
Pool# AX9524
4.00%, 2/1/2045 610,474 583,601
Pool# AS4418
4.00%, 2/1/2045 407,480 389,546
Pool# AS4375
4.00%, 2/1/2045 287,326 274,679
Pool# AL6889
4.50%, 2/1/2045 65,726 64,134
Pool# BM3931
3.00%, 3/1/2045 329,634 294,336
Pool# AY1312
3.50%, 3/1/2045 980,699 897,654
Pool# AX9567
3.50%, 3/1/2045 57,535 52,642
Pool# BM4975
4.00%, 3/1/2045 82,320 77,996
Pool# AS4578
4.00%, 3/1/2045 78,620 75,160
Pool# BM3664
3.00%, 5/1/2045 367,791 328,404
Pool# AS4921
3.50%, 5/1/2045 482,713 441,154
Pool# AS5012
4.00%, 5/1/2045 776,882 742,684
Pool# BM5562
4.00%, 6/1/2045 146,451 138,759
Pool# AS5312
3.50%, 7/1/2045 100,817 92,233
Pool# AZ7111
4.00%, 7/1/2045 10,913 10,336
Pool# AZ9866
4.00%, 8/1/2045 8,173 7,674
Pool# AL7207
4.50%, 8/1/2045 84,386 82,342
Pool# AL9634
3.50%, 10/1/2045 61,873 56,939
Pool# BA2164
3.00%, 11/1/2045 86,263 76,522
Pool# AS6311
3.50%, 12/1/2045 789,564 719,965
Pool# AS6282
3.50%, 12/1/2045 718,152 656,969
Pool# BC0326
3.50%, 12/1/2045 462,252 421,504
Pool# BC0092
3.50%, 12/1/2045 42,339 38,607
Pool# BC0475
3.50%, 12/1/2045 33,742 30,794
Pool# AS6362
4.50%, 12/1/2045 14,522 14,170

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6474
3.50%, 1/1/2046 181,877 167,481
Pool# AS6539
3.50%, 1/1/2046 164,499 151,487
Pool# AL9849
3.50%, 1/1/2046 92,470 84,953
Pool# AS6527
4.00%, 1/1/2046 111,803 105,894
Pool# BC0178
4.50%, 1/1/2046 2,036 1,985
Pool# BC1158
3.50%, 2/1/2046 617,354 562,931
Pool# BC2667
4.00%, 2/1/2046 17,803 16,862
Pool# BC0605
4.00%, 2/1/2046 14,089 13,336
Pool# AL9781
4.50%, 2/1/2046 160,164 156,524
Pool# BC0300
3.50%, 3/1/2046 461,518 420,832
Pool# BM4621
3.50%, 3/1/2046 237,180 218,217
Pool# AS6833
3.50%, 3/1/2046 10,099 9,221
Pool# AS6795
4.00%, 3/1/2046 56,418 53,376
Pool# BA6972
4.00%, 3/1/2046 20,618 19,528
Pool# BC0311
4.50%, 3/1/2046 2,488 2,425
Pool# BC0823
3.50%, 4/1/2046 74,636 68,057
Pool# BA7692
3.50%, 4/1/2046 9,465 8,630
Pool# AS7026
4.00%, 4/1/2046 43,388 41,099
Pool# AS7171
3.50%, 5/1/2046 19,996 18,233
Pool# AS7251
4.00%, 5/1/2046 7,536 7,137
Pool# AS7387
3.50%, 6/1/2046 57,903 52,798
Pool# AL8833
4.00%, 6/1/2046 491,790 470,153
Pool# AS7594
3.50%, 7/1/2046 422,680 385,414
Pool# AS7593
3.50%, 7/1/2046 384,477 350,579
Pool# AL8824
3.50%, 7/1/2046 109,060 100,429
Pool# AS7545
3.50%, 7/1/2046 103,648 94,509
Pool# AS7490
3.50%, 7/1/2046 76,173 69,638
Pool# BC1452
4.00%, 7/1/2046 767,962 727,676
Pool# BD5180
4.50%, 7/1/2046 1,201 1,169
Pool# MA2705
3.00%, 8/1/2046 380,458 335,137
Pool# BC1489
3.00%, 8/1/2046 87,387 77,153
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BD4890
3.50%, 8/1/2046 492,329 448,924
Pool# BC9501
3.50%, 8/1/2046 17,073 15,539
Pool# AS7760
4.00%, 8/1/2046 80,714 76,440
Pool# AS7648
4.00%, 8/1/2046 37,523 35,524
Pool# AS7795
4.00%, 8/1/2046 30,985 29,337
Pool# BD3911
4.00%, 8/1/2046 6,958 6,546
Pool# BD3923
4.00%, 8/1/2046 6,081 5,720
Pool# AS7770
4.50%, 8/1/2046 21,745 21,199
Pool# BD5232
4.50%, 8/1/2046 4,208 4,099
Pool# AL8947
3.50%, 9/1/2046 135,684 123,722
Pool# BD4944
3.50%, 9/1/2046 11,031 10,059
Pool# AL9263
3.00%, 10/1/2046 131,692 116,034
Pool# AL9234
3.50%, 10/1/2046 53,274 48,975
Pool# BM3932
3.50%, 10/1/2046 31,622 28,834
Pool# AS8125
3.50%, 10/1/2046 30,569 27,874
Pool# FM1871
4.00%, 10/1/2046 76,259 72,255
Pool# BC4766
4.50%, 10/1/2046 25,177 24,567
Pool# AS8154
4.50%, 10/1/2046 7,447 7,262
Pool# FM1368
3.00%, 11/1/2046 727,558 644,496
Pool# MA2806
3.00%, 11/1/2046 253,747 223,729
Pool# BC9003
3.00%, 11/1/2046 101,622 89,412
Pool# AS8369
3.50%, 11/1/2046 407,909 371,943
Pool# BE5067
3.50%, 11/1/2046 268,406 244,887
Pool# BE0065
3.50%, 11/1/2046 10,818 9,894
Pool# BE5038
4.00%, 11/1/2046 9,148 8,757
Pool# MA2833
3.00%, 12/1/2046 2,128,116 1,871,969
Pool# AS8483
3.00%, 12/1/2046 506,155 443,618
Pool# BC9067
3.00%, 12/1/2046 250,987 220,778
Pool# AS8488
3.00%, 12/1/2046 197,471 174,313
Pool# AS8509
3.00%, 12/1/2046 63,733 56,621
Pool# BM1121
3.50%, 12/1/2046 404,004 369,679

58 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8492
3.50%, 12/1/2046 400,431 368,429
Pool# AS8572
3.50%, 12/1/2046 293,418 267,547
Pool# AS8417
3.50%, 12/1/2046 239,738 218,600
Pool# BE4224
3.50%, 12/1/2046 10,027 9,143
Pool# AS8650
3.00%, 1/1/2047 867,938 763,111
Pool# AL9697
3.00%, 1/1/2047 497,001 438,718
Pool# AS8647
3.00%, 1/1/2047 374,022 330,152
Pool# BE5775
3.00%, 1/1/2047 323,548 282,536
Pool# AL9774
3.50%, 1/1/2047 262,360 241,661
Pool# BM3204
3.50%, 1/1/2047 204,397 188,179
Pool# BD2440
3.50%, 1/1/2047 144,658 131,904
Pool# AS8692
3.50%, 1/1/2047 130,340 118,976
Pool# BD2450
3.50%, 1/1/2047 100,940 92,195
Pool# BE6548
3.50%, 1/1/2047 52,101 47,507
Pool# BE5856
4.50%, 1/1/2047 6,610 6,442
Pool# BE7115
4.50%, 1/1/2047 6,253 6,076
Pool# BE6503
4.50%, 1/1/2047 3,559 3,464
Pool# BM3908
5.50%, 1/1/2047 29,223 29,830
Pool# MA2895
3.00%, 2/1/2047 2,716,299 2,388,228
Pool# BM3688
3.50%, 2/1/2047 328,176 299,246
Pool# BD5046
3.50%, 2/1/2047 61,441 56,024
Pool# BM5274
4.00%, 2/1/2047 55,207 52,289
Pool# BE8495
4.50%, 2/1/2047 3,541 3,446
Pool# BE7869
4.50%, 2/1/2047 2,857 2,776
Pool# AL9859
3.00%, 3/1/2047 805,771 708,786
Pool# AL9848
3.00%, 3/1/2047 264,314 232,446
Pool# BM5383
4.00%, 3/1/2047 36,972 35,019
Pool# AS8966
4.00%, 3/1/2047 22,766 21,532
Pool# AS8979
4.50%, 3/1/2047 35,780 34,868
Pool# BE9247
4.50%, 3/1/2047 4,018 3,910
Pool# BM3707
2.50%, 4/1/2047 142,046 120,728
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9463
3.50%, 4/1/2047 111,738 102,199
Pool# AS9451
3.50%, 4/1/2047 76,214 69,494
Pool# BD7122
4.00%, 4/1/2047 338,897 320,598
Pool# AS9467
4.00%, 4/1/2047 179,345 169,717
Pool# AS9470
4.50%, 4/1/2047 118,281 115,169
Pool# BH0304
4.50%, 4/1/2047 5,234 5,087
Pool# AS9562
3.00%, 5/1/2047 55,575 48,793
Pool# BM3237
3.50%, 5/1/2047 274,060 250,880
Pool# AS9577
3.50%, 5/1/2047 102,411 92,431
Pool# BM1268
4.00%, 5/1/2047 205,207 194,169
Pool# BE3670
3.50%, 6/1/2047 107,502 98,023
Pool# AS9794
3.50%, 6/1/2047 95,486 87,961
Pool# AS9747
4.00%, 6/1/2047 496,601 470,550
Pool# BM3549
4.00%, 6/1/2047 208,976 197,983
Pool# BE3702
4.00%, 6/1/2047 73,762 69,546
Pool# BM1295
4.50%, 6/1/2047 75,943 73,961
Pool# BE9624
4.50%, 6/1/2047 10,766 10,403
Pool# BM3801
3.00%, 7/1/2047 445,462 391,844
Pool# AS9938
3.50%, 7/1/2047 108,919 100,162
Pool# BM1551
3.50%, 7/1/2047 93,088 85,141
Pool# AS9909
3.50%, 7/1/2047 54,376 49,727
Pool# BM1492
4.00%, 7/1/2047 355,279 336,169
Pool# AS9973
4.00%, 7/1/2047 22,769 21,530
Pool# 890673
3.00%, 8/1/2047 223,080 196,368
Pool# MA3087
3.50%, 8/1/2047 181,218 165,132
Pool# CA0240
3.50%, 8/1/2047 94,198 85,891
Pool# BM1658
3.50%, 8/1/2047 75,571 69,048
Pool# BH7375
3.50%, 8/1/2047 62,275 56,784
Pool# CA0123
4.00%, 8/1/2047 286,916 271,865
Pool# BH2597
4.00%, 8/1/2047 175,142 165,504
Pool# BH5359
4.00%, 8/1/2047 99,043 93,757

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0133
4.00%, 8/1/2047 32,664 30,860
Pool# BM5787
4.00%, 8/1/2047 10,009 9,488
Pool# CA0407
3.50%, 9/1/2047 146,541 133,619
Pool# BH4004
4.00%, 9/1/2047 162,314 153,449
Pool# BM3556
4.00%, 9/1/2047 95,110 91,045
Pool# CA0392
4.00%, 9/1/2047 64,771 61,102
Pool# CA0265
4.00%, 9/1/2047 19,504 18,447
Pool# CA0487
3.50%, 10/1/2047 385,714 351,701
Pool# BM1959
3.50%, 10/1/2047 276,457 254,246
Pool# CA0493
4.00%, 10/1/2047 176,354 166,649
Pool# BM3015
4.00%, 10/1/2047 118,341 113,131
Pool# CA0549
4.00%, 10/1/2047 100,002 94,457
Pool# CA0496
4.50%, 10/1/2047 126,664 123,123
Pool# CA0623
4.50%, 10/1/2047 28,232 27,468
Pool# CA0693
3.50%, 11/1/2047 273,328 249,226
Pool# CA0680
3.50%, 11/1/2047 135,812 124,891
Pool# BM3358
3.50%, 11/1/2047 123,080 113,185
Pool# CA0696
4.00%, 11/1/2047 300,133 282,759
Pool# BM3191
4.00%, 11/1/2047 61,583 58,219
Pool# CA0808
4.00%, 11/1/2047 50,574 47,929
Pool# BM3379
3.00%, 12/1/2047 403,283 355,357
Pool# BJ2492
3.50%, 12/1/2047 174,998 159,566
Pool# MA3211
4.00%, 12/1/2047 458,108 433,700
Pool# BJ1699
4.00%, 12/1/2047 139,508 133,545
Pool# MA3238
3.50%, 1/1/2048 284,628 259,529
Pool# CA0991
3.50%, 1/1/2048 280,856 258,275
Pool# CA1015
4.00%, 1/1/2048 181,149 171,494
Pool# CA1025
4.50%, 1/1/2048 228,837 221,870
Pool# CA1189
3.50%, 2/1/2048 1,117,500 1,020,761
Pool# BH9280
3.50%, 2/1/2048 596,304 545,273
Pool# CA1242
3.50%, 2/1/2048 132,464 121,906
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3277
4.00%, 2/1/2048 10,260 9,684
Pool# BJ8271
4.50%, 2/1/2048 245,375 237,904
Pool# BJ8269
4.50%, 2/1/2048 177,108 172,100
Pool# BK1586
4.50%, 2/1/2048 173,305 168,084
Pool# BJ8270
4.50%, 2/1/2048 151,598 147,265
Pool# CA4341
3.00%, 3/1/2048 98,300 86,121
Pool# MA3305
3.50%, 3/1/2048 30,729 28,020
Pool# BK1972
4.50%, 3/1/2048 45,667 44,774
Pool# BJ0640
5.00%, 3/1/2048 12,509 12,413
Pool# CA1531
3.50%, 4/1/2048 101,958 93,831
Pool# CA1510
3.50%, 4/1/2048 59,178 53,960
Pool# CA1551
4.00%, 4/1/2048 446,128 419,743
Pool# CA1560
4.50%, 4/1/2048 92,003 89,106
Pool# BJ2681
5.00%, 4/1/2048 33,896 33,605
Pool# MA3348
5.00%, 4/1/2048 3,105 3,081
Pool# BM4024
3.50%, 5/1/2048 65,980 60,726
Pool# MA3358
4.50%, 5/1/2048 137,722 133,474
Pool# MA3374
5.00%, 5/1/2048 8,843 8,772
Pool# CA1898
4.50%, 6/1/2048 114,808 111,552
Pool# CA1951
4.00%, 7/1/2048 112,474 105,936
Pool# BK6577
4.50%, 7/1/2048 9,570 9,257
Pool# CA1988
4.50%, 7/1/2048 3,603 3,487
Pool# BK4766
4.50%, 8/1/2048 191,059 185,303
Pool# CA2376
4.00%, 9/1/2048 106,982 100,564
Pool# MA3472
5.00%, 9/1/2048 11,869 11,785
Pool# MA3495
4.00%, 10/1/2048 155,634 146,346
Pool# BM4664
4.50%, 10/1/2048 71,101 68,959
Pool# CA2493
4.50%, 10/1/2048 69,919 67,690
Pool# BM5024
3.00%, 11/1/2048 512,910 449,679
Pool# FM1001
3.50%, 11/1/2048 36,796 33,552
Pool# MA3521
4.00%, 11/1/2048 165,845 155,126

60 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3536
4.00%, 12/1/2048 123,551 116,024
Pool# CA2779
4.50%, 12/1/2048 240,455 233,211
Pool# BN0340
4.50%, 12/1/2048 183,785 177,335
Pool# BM5212
4.50%, 12/1/2048 48,743 47,178
Pool# FM2888
3.50%, 1/1/2049 1,294,913 1,180,727
Pool# MA3563
4.00%, 1/1/2049 1,817,393 1,706,675
Pool# BN3944
4.00%, 1/1/2049 78,974 74,212
Pool# BN3960
4.50%, 1/1/2049 126,826 122,757
Pool# BN6135
4.00%, 2/1/2049 57,417 53,787
Pool# FM2337
4.50%, 2/1/2049 192,685 186,549
Pool# CA3387
4.00%, 4/1/2049 272,995 258,669
Pool# CA3394
5.00%, 4/1/2049 23,297 23,093
Pool# CA3489
4.00%, 5/1/2049 199,639 189,163
Pool# MA3665
4.50%, 5/1/2049 197,486 190,905
Pool# FM1051
4.50%, 5/1/2049 108,849 105,248
Pool# FM7504
3.50%, 6/1/2049 265,360 241,976
Pool# CA3669
4.00%, 6/1/2049 295,616 278,566
Pool# CA3639
4.00%, 6/1/2049 104,288 97,934
Pool# FM8304
4.00%, 7/1/2049 568,746 534,111
Pool# CA3825
4.00%, 7/1/2049 235,014 224,209
Pool# FM7105
3.50%, 8/1/2049 175,328 159,881
Pool# BO5494
3.00%, 11/1/2049 80,110 70,337
Pool# FM2170
4.00%, 11/1/2049 248,645 234,115
Pool# BO6225
3.00%, 12/1/2049 652,014 567,112
Pool# BO5380
3.00%, 12/1/2049 93,278 81,898
Pool# MA3873
4.00%, 12/1/2049 111,193 103,850
Pool# CA5152
3.00%, 2/1/2050 213,069 185,407
Pool# FM2887
3.00%, 3/1/2050 429,301 374,630
Pool# FM0077
3.00%, 3/1/2050 106,148 92,287
Pool# CA5510
3.00%, 4/1/2050 352,958 307,320
Pool# MA4048
3.00%, 6/1/2050 281,414 244,491
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4077
2.00%, 7/1/2050 967,285 772,035
Pool# BP6466
3.00%, 7/1/2050 984,889 855,500
Pool# FM6159
3.00%, 7/1/2050 680,228 590,863
Pool# CA6598
2.50%, 8/1/2050 821,904 688,474
Pool# MA4097
3.00%, 8/1/2050 75,342 65,491
Pool# BQ4909
2.00%, 9/1/2050 1,674,965 1,338,030
Pool# CA6985
2.00%, 9/1/2050 872,115 698,906
Pool# FM4226
2.50%, 9/1/2050 2,103,532 1,755,746
Pool# FM4231
2.50%, 9/1/2050 1,964,533 1,638,733
Pool# FM4222
2.50%, 9/1/2050 487,274 411,233
Pool# CA7029
2.50%, 9/1/2050 468,949 395,954
Pool# CA7972
3.00%, 9/1/2050 568,330 493,490
Pool# CA7572
2.50%, 10/1/2050 2,876,828 2,425,224
Pool# CA7368
2.50%, 10/1/2050 1,202,087 1,002,221
Pool# CA7369
2.50%, 10/1/2050 910,722 759,297
Pool# MA4181
1.50%, 11/1/2050 866,811 654,588
Pool# CA7573
2.50%, 11/1/2050 4,132,966 3,480,925
Pool# FM4859
2.50%, 11/1/2050 1,010,698 843,600
Pool# FM4808
2.50%, 11/1/2050 800,610 666,836
Pool# FM5169
3.00%, 11/1/2050 516,206 448,069
Pool# FM5480
3.00%, 11/1/2050 511,027 443,574
Pool# FM4969
2.00%, 12/1/2050 1,680,464 1,347,995
Pool# CA8442
2.00%, 1/1/2051 2,023,521 1,625,803
Pool# FM6360
3.00%, 1/1/2051 547,445 475,015
Pool# FM6031
2.00%, 2/1/2051 2,545,780 2,021,015
Pool# CA8823
2.00%, 2/1/2051 1,061,253 847,027
Pool# CA8893
2.00%, 2/1/2051 1,042,927 832,399
Pool# BQ9747
2.00%, 2/1/2051 778,907 619,985
Pool# FM6135
2.00%, 2/1/2051 575,064 460,848
Pool# CA8866
2.50%, 2/1/2051 660,474 551,809
Pool# MA4280
1.50%, 3/1/2051 3,538,587 2,675,275

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM6554
2.00%, 3/1/2051 1,897,556 1,520,679
Pool# MA4281
2.00%, 3/1/2051 1,742,803 1,384,463
Pool# FM6569
2.50%, 3/1/2051 2,140,747 1,779,936
Pool# FM7677
2.50%, 3/1/2051 2,039,827 1,701,881
Pool# FM7460
4.00%, 3/1/2051 734,368 687,889
Pool# FM6834
2.00%, 4/1/2051 2,301,484 1,844,374
Pool# CB0235
2.00%, 4/1/2051 1,210,573 968,295
Pool# CB0149
2.00%, 4/1/2051 318,759 255,103
Pool# BR7647
2.00%, 4/1/2051 222,996 178,462
Pool# BR7703
2.50%, 4/1/2051 352,100 293,493
Pool# MA4325
2.00%, 5/1/2051 914,425 727,664
Pool# CB0400
2.00%, 5/1/2051 303,403 245,431
Pool# CB0514
2.50%, 5/1/2051 1,286,780 1,078,209
Pool# FS3950
3.00%, 5/1/2051 1,195,537 1,039,588
Pool# FS1463
4.00%, 5/1/2051 267,334 251,710
Pool# CB0684
2.00%, 6/1/2051 1,292,533 1,033,598
Pool# CB0819
2.00%, 6/1/2051 1,183,355 946,292
Pool# FM7719
2.00%, 6/1/2051 845,829 676,656
Pool# FM8630
1.50%, 7/1/2051 1,404,786 1,060,963
Pool# MA4378
2.00%, 7/1/2051 2,058,300 1,637,043
Pool# CB1110
2.00%, 7/1/2051 544,594 435,667
Pool# FM8160
2.50%, 7/1/2051 619,272 520,513
Pool# FM8007
2.50%, 7/1/2051 410,491 342,201
Pool# CB1065
2.50%, 7/1/2051 339,617 281,884
Pool# CB1133
2.50%, 7/1/2051 286,123 237,722
Pool# CB1330
2.50%, 8/1/2051 1,513,721 1,262,009
Pool# FM8011
2.50%, 8/1/2051 1,253,553 1,051,248
Pool# CB1400
3.00%, 8/1/2051 39,830 34,795
Pool# MA4437
2.00%, 10/1/2051 10,179,132 8,076,729
Pool# BU1052
2.00%, 10/1/2051 467,262 375,936
Pool# FM9082
2.00%, 10/1/2051 465,948 373,801
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM9081
2.00%, 10/1/2051 175,664 140,848
Pool# FS1215
2.50%, 10/1/2051 1,064,609 883,405
Pool# FS1473
3.50%, 10/1/2051 1,210,584 1,103,823
Pool# MA4464
1.50%, 11/1/2051 1,793,312 1,351,609
Pool# CB2038
2.00%, 11/1/2051 5,558,157 4,414,389
Pool# FM9450
2.00%, 11/1/2051 1,867,222 1,491,128
Pool# MA4465
2.00%, 11/1/2051 1,786,359 1,416,588
Pool# FM9411
2.00%, 11/1/2051 1,769,662 1,406,383
Pool# CB2148
2.00%, 11/1/2051 870,174 692,872
Pool# MA4466
2.50%, 11/1/2051 5,272,722 4,374,205
Pool# FM9491
2.50%, 11/1/2051 730,281 607,736
Pool# FM9494
2.50%, 11/1/2051 473,674 395,498
Pool# BU5908
2.00%, 12/1/2051 3,400,548 2,732,085
Pool# CB2297
2.50%, 12/1/2051 4,356,450 3,636,440
Pool# MA4493
2.50%, 12/1/2051 3,390,236 2,811,184
Pool# FM9543
2.50%, 12/1/2051 2,569,119 2,144,965
Pool# CB2410
2.50%, 12/1/2051 1,843,089 1,538,374
Pool# FM9806
2.50%, 12/1/2051 1,592,613 1,329,384
Pool# FM9864
2.50%, 12/1/2051 942,200 790,133
Pool# CB2469
2.50%, 12/1/2051 860,625 717,247
Pool# FM9697
2.50%, 12/1/2051 424,947 356,355
Pool# FS1192
2.00%, 1/1/2052 4,395,677 3,496,052
Pool# FS1095
2.00%, 1/1/2052 2,652,833 2,111,004
Pool# MA4512
2.50%, 1/1/2052 4,184,196 3,459,914
Pool# FS2639
2.50%, 1/1/2052 905,786 752,559
Pool# FS2040
2.00%, 2/1/2052 1,806,464 1,432,913
Pool# BU9905
2.00%, 2/1/2052 887,818 704,520
Pool# CB2868
2.50%, 2/1/2052 1,731,023 1,434,730
Pool# CB3156
2.00%, 3/1/2052 1,826,679 1,454,491
Pool# CB3159
2.50%, 3/1/2052 1,781,195 1,483,404
Pool# BV4133
2.50%, 3/1/2052 1,779,027 1,473,548

62 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB3016
2.50%, 3/1/2052 892,495 745,623
Pool# CB3237
3.00%, 3/1/2052 894,498 770,526
Pool# BV5355
2.50%, 4/1/2052 886,120 734,281
Pool# CB3368
3.00%, 4/1/2052 891,810 768,141
Pool# CB3362
3.00%, 4/1/2052 849,957 732,094
Pool# FS2141
3.50%, 6/1/2052 1,023,387 916,429
Pool# CB3915
4.50%, 6/1/2052 68,123 64,882
Pool# FS3806
2.50%, 7/1/2052 12,882,249 10,670,718
Pool# MA4733
4.50%, 9/1/2052 946,403 901,192
Pool# CB4673
4.50%, 9/1/2052 906,439 873,640
Pool# CB4831
4.50%, 10/1/2052 1,388,374 1,322,626
Pool# MA4805
4.50%, 11/1/2052 821,706 782,454
Pool# CB5535
5.00%, 1/1/2053 1,923,667 1,882,127
Pool# CB5642
5.50%, 2/1/2053 793,283 790,601
Pool# FS3801
5.50%, 2/1/2053 189,577 189,236
Pool# CB6065
5.00%, 4/1/2053 1,049,202 1,024,844
Pool# CB6004
5.50%, 4/1/2053 3,053,214 3,075,190
Pool# CB6082
5.50%, 4/1/2053 691,678 689,499
Pool# CB6182
5.00%, 5/1/2053 972,168 948,797
Pool# CB6650
5.50%, 6/1/2053 2,147,731 2,162,594
Pool# MA5071
5.00%, 7/1/2053 1,216,432 1,186,779
Pool# FS5214
5.00%, 7/1/2053 768,056 754,026
Pool# MA5073
6.00%, 7/1/2053 1,447,949 1,461,473
Pool# FS5424
4.50%, 8/1/2053 544,348 519,340
Pool# CB6921
6.00%, 8/1/2053 496,571 510,327
Pool# CB7115
6.00%, 9/1/2053 1,519,462 1,556,137
Pool# CB7482
6.00%, 11/1/2053 2,041,010 2,063,771
Pool# CB7484
6.50%, 11/1/2053 1,469,635 1,503,677
Pool# FS6294
6.50%, 11/1/2053 215,006 219,658
Pool# CB7653
6.50%, 12/1/2053 1,136,184 1,172,229
Pool# CB7649
6.50%, 12/1/2053 765,974 801,046
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB7652
6.50%, 12/1/2053 671,670 695,443
Pool# CB7803
6.50%, 1/1/2054 226,309 232,868
Pool# CB7865
6.50%, 1/1/2054 172,215 176,423
Pool# FS7172
6.50%, 2/1/2054 448,619 460,789
Pool# CB8024
6.50%, 2/1/2054 336,477 349,312
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 4/25/2039 2,840,250 2,459,454
2.00%, 4/25/2039 1,349,750 1,195,940
3.00%, 4/25/2039 1,648,663 1,534,323
3.50%, 4/25/2039 1,893,000 1,799,211
4.00%, 4/25/2039 993,000 961,706
4.50%, 4/25/2039 215,000 211,665
5.00%, 4/25/2039 35,000 34,946
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 4/25/2054 3,525,000
3,557,091
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 4/25/2054 2,275,000 1,956,980
3.50%, 4/25/2054 250,000 223,719
4.00%, 4/25/2054 4,050,000 3,750,307
4.50%, 4/25/2054 3,700,000 3,523,223
5.00%, 4/25/2054 6,251,000 6,098,871
5.50%, 4/25/2054 1,275,000 1,268,671
6.50%, 4/25/2054 5,125,000 5,235,793
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 765 771
Pool# 486936
6.50%, 2/15/2029 344 352
Pool# 502969
6.00%, 3/15/2029 1,325 1,348
Pool# 487053
7.00%, 3/15/2029 445 446
Pool# 781014
6.00%, 4/15/2029 831 839
Pool# 509099
7.00%, 6/15/2029 2,007 2,010
Pool# 434505
7.50%, 8/15/2029 34 34
Pool# 781124
7.00%, 12/15/2029 3,159 3,253
Pool# 507396
7.50%, 9/15/2030 23,430 23,453
Pool# 531352
7.50%, 9/15/2030 1,611 1,612
Pool# 536334
7.50%, 10/15/2030 123 123
Pool# 486019
7.50%, 1/15/2031 590 590
Pool# 535388
7.50%, 1/15/2031 397 397
Pool# 528589
6.50%, 3/15/2031 6,997 7,120

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 508473
7.50%, 4/15/2031 2,430 2,438
Pool# 544470
8.00%, 4/15/2031 911 911
Pool# 781287
7.00%, 5/15/2031 1,517 1,560
Pool# 781319
7.00%, 7/15/2031 498 522
Pool# 485879
7.00%, 8/15/2031 1,157 1,159
Pool# 572554
6.50%, 9/15/2031 22,646 23,288
Pool# 781328
7.00%, 9/15/2031 1,446 1,500
Pool# 550991
6.50%, 10/15/2031 380 392
Pool# 571267
7.00%, 10/15/2031 202 202
Pool# 555171
6.50%, 12/15/2031 934 957
Pool# 781380
7.50%, 12/15/2031 480 510
Pool# 781481
7.50%, 1/15/2032 2,255 2,374
Pool# 580972
6.50%, 2/15/2032 124 127
Pool# 781401
7.50%, 2/15/2032 1,591 1,683
Pool# 781916
6.50%, 3/15/2032 15,455 15,745
Pool# 552474
7.00%, 3/15/2032 2,956 3,004
Pool# 781478
7.50%, 3/15/2032 918 959
Pool# 781429
8.00%, 3/15/2032 1,663 1,753
Pool# 781431
7.00%, 4/15/2032 6,066 6,340
Pool# 552616
7.00%, 6/15/2032 23,172 23,503
Pool# 570022
7.00%, 7/15/2032 10,110 10,334
Pool# 595077
6.00%, 10/15/2032 3,053 3,165
Pool# 552903
6.50%, 11/15/2032 37,686 38,638
Pool# 552952
6.00%, 12/15/2032 2,041 2,064
Pool# 602102
6.00%, 2/15/2033 11,563 11,856
Pool# 588192
6.00%, 2/15/2033 2,375 2,420
Pool# 553144
5.50%, 4/15/2033 7,861 7,941
Pool# 604243
6.00%, 4/15/2033 4,009 4,176
Pool# 611526
6.00%, 5/15/2033 6,424 6,543
Pool# 553320
6.00%, 6/15/2033 12,419 12,761
Pool# 604788
6.50%, 11/15/2033 40,619 42,190
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781688
6.00%, 12/15/2033 16,587 17,120
Pool# 604875
6.00%, 12/15/2033 14,832 15,379
Pool# 781690
6.00%, 12/15/2033 6,003 6,197
Pool# 781699
7.00%, 12/15/2033 1,837 1,854
Pool# 621856
6.00%, 1/15/2034 7,382 7,505
Pool# 564799
6.00%, 3/15/2034 5,537 5,621
Pool# 630038
6.50%, 8/15/2034 26,188 27,085
Pool# 781804
6.00%, 9/15/2034 16,565 17,085
Pool# 781847
6.00%, 12/15/2034 12,306 12,693
Pool# 486921
5.50%, 2/15/2035 4,332 4,439
Pool# 781902
6.00%, 2/15/2035 16,106 16,611
Pool# 781933
6.00%, 6/15/2035 1,652 1,704
Pool# 649513
5.50%, 10/15/2035 87,446 88,862
Pool# 649510
5.50%, 10/15/2035 51,742 53,281
Pool# 652207
5.50%, 3/15/2036 36,269 37,035
Pool# 655519
5.00%, 5/15/2036 16,923 17,093
Pool# 652539
5.00%, 5/15/2036 5,815 5,782
Pool# 606308
5.50%, 5/15/2036 5,958 6,106
Pool# 657912
6.50%, 8/15/2036 2,817 2,894
Pool# 697957
4.50%, 3/15/2039 472,690 465,241
Pool# 704630
5.50%, 7/15/2039 15,289 15,612
Pool# 710724
4.50%, 8/15/2039 138,004 135,991
Pool# 722292
5.00%, 9/15/2039 287,463 288,008
Pool# 782803
6.00%, 11/15/2039 144,995 149,575
Pool# 736666
4.50%, 4/15/2040 340,929 328,709
Pool# 733312
4.00%, 9/15/2040 40,032 38,098
Pool# 742235
4.00%, 12/15/2040 84,869 80,769
Pool# 755959
4.00%, 1/15/2041 77,006 73,665
Pool# 755958
4.00%, 1/15/2041 70,883 67,807
Pool# 742244
4.00%, 1/15/2041 65,450 62,288
Pool# 759075
4.00%, 1/15/2041 59,390 56,521

64 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 753826
4.00%, 1/15/2041 35,324 33,617
Pool# 690662
4.00%, 1/15/2041 21,832 20,777
Pool# 719486
4.00%, 1/15/2041 6,828 6,464
Pool# 759207
4.00%, 2/15/2041 145,204 138,188
Pool# 757555
4.00%, 2/15/2041 14,901 14,254
Pool# 757557
4.00%, 2/15/2041 7,342 7,023
Pool# 738107
4.00%, 3/15/2041 171,059 162,795
Pool# 784637
4.00%, 8/15/2041 55,024 52,809
Pool# 778869
4.00%, 2/15/2042 100,842 95,968
Pool# AD8789
3.50%, 3/15/2043 347,321 322,867
Pool# AD2254
3.50%, 3/15/2043 52,285 48,683
Pool# AA6403
3.00%, 5/15/2043 413,223 373,306
Pool# AD2411
3.50%, 5/15/2043 213,981 199,571
Pool# 783781
3.50%, 6/15/2043 286,803 265,874
Pool# 784015
3.00%, 7/15/2043 79,102 71,462
Pool# 784459
3.00%, 12/15/2046 179,103 159,997
Pool# 784293
3.00%, 12/15/2046 49,118 43,667
Pool# 784355
4.00%, 12/15/2046 73,103 68,654
Pool# 784500
3.00%, 2/15/2047 385,244 343,431
Pool# 784713
3.00%, 2/15/2047 97,631 87,055
Pool# 784747
4.00%, 5/15/2048 53,293 50,431
Pool# 784715
4.00%, 5/15/2048 48,050 45,593
Pool# 785073
4.00%, 9/15/2049 61,630 58,276
Pool# BD4016
3.00%, 10/15/2049 154,109 136,157
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 179,739 184,338
Pool# 4245
6.00%, 9/20/2038 70,690 74,380
Pool# 4559
5.00%, 10/20/2039 164,997 166,045
Pool# 4715
5.00%, 6/20/2040 42,696 43,034
Pool# 4747
5.00%, 7/20/2040 479,698 483,497
Pool# 4771
4.50%, 8/20/2040 395,962 390,175
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4802
5.00%, 9/20/2040 329,490 332,295
Pool# 4834
4.50%, 10/20/2040 108,183 106,602
Pool# 737727
4.00%, 12/20/2040 677,582 646,518
Pool# 737730
4.00%, 12/20/2040 196,837 187,814
Pool# 4923
4.50%, 1/20/2041 169,429 166,953
Pool# 4978
4.50%, 3/20/2041 23,717 23,370
Pool# 5017
4.50%, 4/20/2041 243,966 240,402
Pool# 5056
5.00%, 5/20/2041 81,194 81,885
Pool# 5082
4.50%, 6/20/2041 96,584 95,173
Pool# 5175
4.50%, 9/20/2041 114,757 113,080
Pool# 675523
3.50%, 3/20/2042 131,830 120,527
Pool# 5332
4.00%, 3/20/2042 109,773 105,551
Pool# MA0392
3.50%, 9/20/2042 1,002,440 931,306
Pool# MA0462
3.50%, 10/20/2042 792,009 735,846
Pool# MA0534
3.50%, 11/20/2042 1,804,218 1,676,368
Pool# MA0625
3.50%, 12/20/2042 380,226 353,282
Pool# MA0698
3.00%, 1/20/2043 416,243 374,302
Pool# MA0852
3.50%, 3/20/2043 419,148 389,504
Pool# MA0934
3.50%, 4/20/2043 381,084 354,132
Pool# AF1001
3.50%, 6/20/2043 342,966 313,972
Pool# MA1376
4.00%, 10/20/2043 165,506 159,104
Pool# AJ9335
3.50%, 10/20/2044 36,953 33,813
Pool# MA2677
3.00%, 3/20/2045 138,266 123,825
Pool# MA2754
3.50%, 4/20/2045 253,101 234,501
Pool# MA2824
2.50%, 5/20/2045 276,843 239,830
Pool# MA2825
3.00%, 5/20/2045 541,436 484,722
Pool# AM4381
3.50%, 5/20/2045 339,172 304,414
Pool# MA2891
3.00%, 6/20/2045 914,375 817,694
Pool# MA2892
3.50%, 6/20/2045 192,765 178,244
Pool# MA2960
3.00%, 7/20/2045 315,096 282,795
Pool# 784156
4.00%, 8/20/2045 133,473 126,452

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AO1103
3.50%, 9/20/2045 548,873 504,732
Pool# AO1099
3.50%, 9/20/2045 296,866 272,993
Pool# MA3106
4.00%, 9/20/2045 73,784 70,459
Pool# MA3172
3.00%, 10/20/2045 152,047 136,426
Pool# MA3173
3.50%, 10/20/2045 104,634 96,559
Pool# MA3174
4.00%, 10/20/2045 9,174 8,757
Pool# MA3243
3.00%, 11/20/2045 288,431 258,835
Pool# MA3244
3.50%, 11/20/2045 274,300 253,551
Pool# 784098
3.00%, 12/20/2045 561,027 502,954
Pool# MA3309
3.00%, 12/20/2045 491,270 440,507
Pool# MA3310
3.50%, 12/20/2045 204,957 189,455
Pool# 784111
3.00%, 1/20/2046 293,111 262,665
Pool# MA3377
4.00%, 1/20/2046 41,230 39,322
Pool# 784119
3.00%, 2/20/2046 559,232 501,345
Pool# 784115
3.00%, 2/20/2046 25,572 22,925
Pool# MA3520
3.00%, 3/20/2046 375,504 336,499
Pool# MA3521
3.50%, 3/20/2046 716,567 659,002
Pool# MA3522
4.00%, 3/20/2046 282,661 269,808
Pool# MA3596
3.00%, 4/20/2046 196,188 175,597
Pool# MA3597
3.50%, 4/20/2046 205,369 189,784
Pool# MA3662
3.00%, 5/20/2046 747,488 668,763
Pool# MA3735
3.00%, 6/20/2046 456,631 408,420
Pool# MA3736
3.50%, 6/20/2046 1,166,844 1,078,023
Pool# MA3804
4.00%, 7/20/2046 43,265 41,173
Pool# MA3873
3.00%, 8/20/2046 975,410 872,173
Pool# MA3876
4.50%, 8/20/2046 46,085 45,468
Pool# MA3936
3.00%, 9/20/2046 986,150 881,649
Pool# MA3939
4.50%, 9/20/2046 7,437 7,192
Pool# MA4006
4.50%, 10/20/2046 139,087 137,225
Pool# MA4068
3.00%, 11/20/2046 148,349 132,610
Pool# MA4069
3.50%, 11/20/2046 15,264 14,099
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4070
4.00%, 11/20/2046 27,013 25,707
Pool# MA4071
4.50%, 11/20/2046 9,316 9,179
Pool# MA4125
2.50%, 12/20/2046 87,852 75,856
Pool# MA4126
3.00%, 12/20/2046 1,522,462 1,360,734
Pool# MA4127
3.50%, 12/20/2046 365,833 337,871
Pool# MA4194
2.50%, 1/20/2047 339,780 293,120
Pool# MA4196
3.50%, 1/20/2047 95,143 87,724
Pool# MA4261
3.00%, 2/20/2047 400,523 358,061
Pool# MA4262
3.50%, 2/20/2047 1,450,134 1,338,146
Pool# MA4264
4.50%, 2/20/2047 11,200 10,995
Pool# MA4321
3.50%, 3/20/2047 719,375 664,351
Pool# AZ1974
3.50%, 4/20/2047 189,398 174,151
Pool# MA4382
3.50%, 4/20/2047 123,903 114,082
Pool# MA4383
4.00%, 4/20/2047 571,888 542,175
Pool# MA4384
4.50%, 4/20/2047 13,766 13,505
Pool# MA4509
3.00%, 6/20/2047 140,756 125,778
Pool# MA4511
4.00%, 6/20/2047 270,073 256,568
Pool# MA4512
4.50%, 6/20/2047 31,784 31,076
Pool# MA4585
3.00%, 7/20/2047 25,705 23,007
Pool# MA4587
4.00%, 7/20/2047 808,834 768,055
Pool# 784471
3.50%, 8/20/2047 320,208 295,365
Pool# BC1888
3.50%, 8/20/2047 309,505 284,420
Pool# MA4652
3.50%, 8/20/2047 281,904 259,933
Pool# MA4653
4.00%, 8/20/2047 42,484 40,323
Pool# 784408
3.50%, 10/20/2047 196,850 179,179
Pool# MA4780
4.50%, 10/20/2047 10,565 10,305
Pool# MA4836
3.00%, 11/20/2047 264,470 236,054
Pool# MA4837
3.50%, 11/20/2047 249,917 229,949
Pool# MA4838
4.00%, 11/20/2047 1,116,538 1,061,363
Pool# 784421
3.50%, 12/20/2047 290,281 267,070
Pool# MA4900
3.50%, 12/20/2047 179,765 165,426

66 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4962
3.50%, 1/20/2048 365,579 336,283
Pool# MA5018
3.00%, 2/20/2048 100,028 89,237
Pool# MA5019
3.50%, 2/20/2048 18,917 17,410
Pool# 784480
3.50%, 4/20/2048 244,800 225,621
Pool# 784479
3.50%, 4/20/2048 170,874 157,710
Pool# 784481
3.50%, 4/20/2048 75,259 69,124
Pool# MA5137
4.00%, 4/20/2048 234,969 222,587
Pool# BD4034
4.00%, 4/20/2048 81,913 76,939
Pool# MA5138
4.50%, 4/20/2048 96,350 93,855
Pool# MA5191
3.50%, 5/20/2048 640,858 590,300
Pool# MA5192
4.00%, 5/20/2048 430,457 407,640
Pool# MA5265
4.50%, 6/20/2048 171,749 167,205
Pool# MA5331
4.50%, 7/20/2048 77,463 75,405
Pool# MA5398
4.00%, 8/20/2048 432,426 407,969
Pool# MA5399
4.50%, 8/20/2048 214,976 209,244
Pool# MA5465
3.50%, 9/20/2048 68,618 63,187
Pool# MA5466
4.00%, 9/20/2048 96,987 91,786
Pool# BJ2692
4.00%, 11/20/2048 64,717 60,227
Pool# MA5597
5.00%, 11/20/2048 7,229 7,214
Pool# MA5652
4.50%, 12/20/2048 99,017 96,361
Pool# 784656
4.50%, 12/20/2048 55,509 52,859
Pool# BK2856
4.50%, 12/20/2048 12,277 11,691
Pool# MA5653
5.00%, 12/20/2048 20,978 20,892
Pool# MA5712
5.00%, 1/20/2049 77,439 77,000
Pool# MA5818
4.50%, 3/20/2049 69,980 68,096
Pool# MA5878
5.00%, 4/20/2049 8,141 8,095
Pool# MA5987
4.50%, 6/20/2049 466,330 451,997
Pool# MA6041
4.50%, 7/20/2049 126,494 122,913
Pool# MA6092
4.50%, 8/20/2049 54,451 52,711
Pool# MA6153
3.00%, 9/20/2049 102,136 90,760
Pool# MA6409
3.00%, 1/20/2050 710,166 631,381
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6474
3.00%, 2/20/2050 659,033 585,921
Pool# MA6542
3.50%, 3/20/2050 164,418 151,066
Pool# MA6657
3.50%, 5/20/2050 334,358 307,192
Pool# MA6766
3.00%, 7/20/2050 802,828 709,044
Pool# MA6818
2.00%, 8/20/2050 1,202,211 986,655
Pool# BW4732
2.50%, 8/20/2050 907,399 750,254
Pool# BW6206
2.50%, 8/20/2050 844,372 698,142
Pool# MA6820
3.00%, 8/20/2050 666,993 589,076
Pool# MA6821
3.50%, 8/20/2050 549,603 504,138
Pool# MA6864
2.00%, 9/20/2050 1,226,473 1,006,763
Pool# BW4741
2.50%, 9/20/2050 890,182 736,019
Pool# BY0776
2.50%, 9/20/2050 578,056 477,946
Pool# BY0805
2.50%, 9/20/2050 552,918 457,163
Pool# MA6994
2.00%, 11/20/2050 1,634,604 1,339,247
Pool# MA7051
2.00%, 12/20/2050 2,332,104 1,912,515
Pool# MA7053
3.00%, 12/20/2050 802,332 710,895
Pool# MA7136
2.50%, 1/20/2051 1,715,916 1,463,998
Pool# MA7192
2.00%, 2/20/2051 4,155,325 3,405,257
Pool# MA7193
2.50%, 2/20/2051 470,708 401,602
Pool# MA7367
2.50%, 5/20/2051 3,555,372 3,031,365
Pool# MA7472
2.50%, 7/20/2051 3,101,345 2,643,596
Pool# MA7534
2.50%, 8/20/2051 2,584,192 2,202,634
Pool# MA7589
2.50%, 9/20/2051 449,744 383,291
Pool# MA7647
1.50%, 10/20/2051 377,078 296,301
Pool# MA7648
2.00%, 10/20/2051 3,347,155 2,742,251
Pool# MA7650
3.00%, 10/20/2051 2,191,368 1,932,215
Pool# MA7704
2.00%, 11/20/2051 858,508 703,354
Pool# MA7705
2.50%, 11/20/2051 1,502,106 1,280,001
Pool# MA7766
2.00%, 12/20/2051 3,287,769 2,693,577
Pool# MA7767
2.50%, 12/20/2051 1,670,327 1,422,824
Pool# MA7768
3.00%, 12/20/2051 430,194 379,521

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7826
2.00%, 1/20/2052 1,070,381 877,259
Pool# MA7935
2.00%, 3/20/2052 3,411,217 2,795,737
Pool# 786843
3.00%, 3/20/2052 482,446 422,369
Pool# MA7986
2.00%, 4/20/2052 3,808,222 3,121,097
Pool# MA7987
2.50%, 4/20/2052 4,411,302 3,756,455
Pool# MA8042
2.50%, 5/20/2052 790,414 673,120
Pool# MA8043
3.00%, 5/20/2052 901,839 795,109
Pool# MA8147
2.50%, 7/20/2052 255,416 217,501
Pool# MA8148
3.00%, 7/20/2052 1,763,205 1,554,537
Pool# MA8197
2.50%, 8/20/2052 1,017,385 866,778
Pool# MA8265
3.00%, 9/20/2052 448,847 395,729
Pool# MA8491
5.50%, 12/20/2052 833,547 833,545
Pool# MA8726
5.50%, 3/20/2053 357,952 357,716
Pool# MA8800
5.00%, 4/20/2053 1,148,775 1,129,239
Pool# MA8801
5.50%, 4/20/2053 1,161,352 1,160,588
Pool# MA8946
4.50%, 6/20/2053 3,410,860 3,276,721
Pool# MA8948
5.50%, 6/20/2053 256,976 256,807
Pool# MA9016
5.00%, 7/20/2053 2,859,146 2,809,447
Pool# 786798
5.50%, 7/20/2053 464,185 467,576
Pool# MA9364
6.50%, 12/20/2053 74,291 75,577
Pool# MA9424
6.00%, 1/20/2054 642,408 648,402
Pool# MA9490
6.50%, 2/20/2054 74,807 76,103
GNMA TBA
4.00%, 4/15/2054 2,564,000 2,399,687
4.50%, 4/15/2054 3,950,000 3,795,993
5.00%, 4/15/2054 3,350,000 3,292,235
5.50%, 4/15/2054 2,550,000 2,547,605
6.00%, 4/15/2054 4,850,000 4,892,390
6.50%, 4/15/2054 1,850,000 1,880,845
Total Mortgage-Backed Securities
(cost $618,487,030)
552,928,325
Municipal Bonds 0 .6%
Principal
Amount ($) Value ($)
California 0 .2%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 120,253
Bay Area Toll Authority, RB,
Series F, 6.26%, 4/1/2049 250,000 282,132
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 62,807
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
B, 6.00%, 11/1/2040 100,000 105,000
Golden State Tobacco
Securitization Corp, RB,
Series A-1, 3.71%, 6/1/2041 90,000 70,567
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 350,181
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 92,293
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 230,505
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 463,423
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 150,000 170,175
Series F, 6.58%, 5/15/2049 200,000 227,288
Series N, 3.26%, 5/15/2060 230,000 158,346
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 109,396
State of California
7.55%, 4/1/2039 1,410,000 1,726,320
7.63%, 3/1/2040 425,000 518,366
University of California
Series BD, 3.35%, 7/1/2029 200,000 189,101
Series AQ, 4.77%,
5/15/2115 150,000 136,860
5,013,013
Connecticut 0 .0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 523,634
Florida 0 .0%
†
State Board of Administration
Finance Corp.
Series A, 1.26%, 7/1/2025 95,000 90,570
Series A, 2.15%, 7/1/2030 105,000 89,690
180,260
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 473,000 545,267

68 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
Illinois 0 .1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 286,238 323,322
State of Illinois, GO, 5.10%,
6/1/2033 945,000 938,121
1,261,443
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth
Series A, 3.62%, 2/1/2029 47,663 46,700
Series A, 4.48%, 8/1/2039 50,000 47,091
5.20%, 12/1/2039 95,000 96,336
190,127
Michigan 0 .0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 65,839
New Jersey 0 .1%
New Jersey Economic
Development Authority, RB,
Series A, 7.43%, 2/15/2029 125,000 133,981
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 524,719
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 250,000 261,835
920,535
New York 0 .1%
City of New York, GO, Series
B, 5.26%, 10/1/2052 35,000 36,415
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 555,283
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 299,406
New York City Transitional
Finance Authority Future
Tax Secured Revenue, RB,
Series B, 5.57%, 11/1/2038 500,000 512,491
New York State Dormitory
Authority, RB, Series F,
5.63%, 3/15/2039 250,000 256,149
Port Authority of New York &
New Jersey
6.04%, 12/1/2029 620,000 662,832
3.18%, 7/15/2060 135,000 93,545
2,416,121
Ohio 0 .0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 99,193
Municipal Bonds
Principal
Amount ($) Value ($)
Ohio
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 147,861
247,054
Oklahoma 0 .0%
†
Oklahoma Development
Finance Authority
4.62%, 6/1/2044 60,000 57,515
4.38%, 11/1/2045 60,000 56,290
113,805
South Carolina 0 .0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 111,715
Texas 0 .1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 190,442
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 214,622
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 72,203
Series A, 4.51%, 11/1/2051 45,000 41,350
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 33,094
North Texas Tollway Authority,
RB, Series A, 3.01%,
1/1/2043 35,000 26,741
Permanent University Fund -
University of Texas System,
RB, Series A, 5.26%,
7/1/2039 260,000 263,662
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 342,440
Texas Natural Gas
Securitization Finance Corp.
Series A, 5.10%, 4/1/2035 150,000 151,312
Series A, 5.17%, 4/1/2041 140,000 142,126
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 150,000 149,763
1,627,755
Virginia 0 .0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 55,021
Washington 0 .0%
†
State of Washington, GO,
Series F, 5.14%, 8/1/2040 200,000 200,000
Total Municipal Bonds
(cost $13,589,522)
13,471,589

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 69
Supranational 1 .3%
Principal
Amount ($) Value ($)
African Development Bank
0.88%, 3/23/2026 200,000 185,669
4.38%, 3/14/2028(b) 500,000 498,049
Asian Development Bank
0.63%, 4/29/2025 1,000,000 954,883
0.38%, 9/3/2025 1,000,000 938,593
1.00%, 4/14/2026 200,000 185,695
1.50%, 1/20/2027 760,000 699,819
3.75%, 4/25/2028 1,250,000 1,218,779
4.50%, 8/25/2028 700,000 703,696
1.88%, 1/24/2030 500,000 436,005
4.00%, 1/12/2033 350,000 340,539
Asian Infrastructure
Investment Bank (The)
4.00%, 1/18/2028 350,000 343,913
4.13%, 1/18/2029 1,000,000 989,710
Council of Europe
Development Bank, 3.75%,
5/25/2026 450,000 441,160
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 1,000,000 990,286
European Investment Bank
0.38%, 3/26/2026 1,500,000 1,376,938
0.75%, 10/26/2026(b) 290,000 263,494
2.38%, 5/24/2027(b) 2,000,000 1,878,539
3.63%, 7/15/2030 900,000 865,698
1.25%, 2/14/2031 300,000 246,425
3.75%, 2/14/2033(b) 900,000 862,815
4.13%, 2/13/2034 400,000 393,059
Inter-American Development
Bank
0.63%, 7/15/2025 1,000,000 946,937
2.00%, 7/23/2026 1,000,000 942,642
2.25%, 6/18/2029 250,000 225,620
3.50%, 9/14/2029 900,000 862,814
1.13%, 1/13/2031 400,000 325,036
3.50%, 4/12/2033 750,000 700,825
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 1,000,000 955,800
1.88%, 10/27/2026 400,000 373,970
2.50%, 11/22/2027 1,000,000 935,073
3.50%, 7/12/2028 1,000,000 966,362
1.13%, 9/13/2028 1,000,000 870,133
3.88%, 2/14/2030(b) 850,000 828,615
0.88%, 5/14/2030 1,000,000 813,720
4.00%, 7/25/2030 300,000 294,195
4.00%, 1/10/2031 700,000 684,234
1.63%, 11/3/2031 1,000,000 825,302
4.75%, 11/14/2033 600,000 618,413
International Finance Corp.,
4.50%, 7/13/2028 400,000 402,155
Nordic Investment Bank,
4.38%, 3/14/2028 500,000 498,409
Total Supranational
(cost $29,306,558)
27,884,019
U.S. Government Agency Securities 0 .6%
Principal
Amount ($) Value ($)
FHLB
2.75%, 12/13/2024 1,000,000 983,228
5.50%, 7/15/2036 1,500,000 1,648,276
FHLMC
0.38%, 7/21/2025 1,165,000 1,099,045
6.25%, 7/15/2032(b) 1,245,000 1,415,116
FNMA
0.50%, 6/17/2025 1,000,000 948,350
6.25%, 5/15/2029 2,500,000 2,723,173
7.25%, 5/15/2030(b) 2,000,000 2,314,036
0.88%, 8/5/2030 440,000 356,248
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 503,667
Total U.S. Government Agency Securities
(cost $12,859,509)
11,991,139
U.S. Treasury Obligations 41 .6%
U.S. Treasury Bonds
6.88%, 8/15/2025 449,000 462,260
6.00%, 2/15/2026 4,042,000 4,144,471
6.50%, 11/15/2026 (b) 3,000,000 3,152,930
5.50%, 8/15/2028 (b) 3,000,000 3,148,359
5.38%, 2/15/2031 1,000,000 1,073,633
4.75%, 2/15/2037 (b) 709,600 754,726
5.00%, 5/15/2037 305,000 331,509
4.38%, 2/15/2038 1,050,000 1,071,082
4.25%, 5/15/2039 2,500,000 2,494,629
4.50%, 8/15/2039 1,080,000 1,106,536
4.38%, 11/15/2039 300,000 302,648
1.13%, 5/15/2040 6,000,000 3,748,828
4.38%, 5/15/2040 1,000,000 1,005,313
1.13%, 8/15/2040 3,000,000 1,857,070
3.88%, 8/15/2040 1,000,000 943,906
1.38%, 11/15/2040 7,500,000 4,822,852
4.25%, 11/15/2040 1,400,000 1,380,969
1.88%, 2/15/2041 1,000,000 697,148
4.75%, 2/15/2041 2,000,000 2,093,203
1.75%, 8/15/2041 4,300,000 2,901,828
3.75%, 8/15/2041 4,900,000 4,510,488
2.00%, 11/15/2041 6,000,000 4,209,375
3.13%, 11/15/2041 4,100,000 3,444,480
2.38%, 2/15/2042 3,000,000 2,231,367
3.13%, 2/15/2042 1,000,000 836,797
3.00%, 5/15/2042 1,000,000 818,477
3.25%, 5/15/2042 2,000,000 1,700,078
2.75%, 8/15/2042 1,000,000 784,727
3.38%, 8/15/2042 3,000,000 2,591,250
2.75%, 11/15/2042 1,500,000 1,174,043
4.00%, 11/15/2042 3,000,000 2,825,859
3.13%, 2/15/2043 1,750,000 1,449,766
3.88%, 2/15/2043 3,000,000 2,773,242
2.88%, 5/15/2043 2,850,000 2,264,525
3.88%, 5/15/2043 3,500,000 3,230,254
4.38%, 8/15/2043 1,000,000 988,125
3.63%, 2/15/2044 3,500,000 3,105,566
3.38%, 5/15/2044 4,000,000 3,413,281
3.13%, 8/15/2044 3,700,000 3,030,242
3.00%, 11/15/2044 5,500,000 4,404,297
2.50%, 2/15/2045 3,500,000 2,559,238
3.00%, 5/15/2045 5,500,000 4,384,961

70 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.88%, 8/15/2045 3,300,000 2,568,715
2.50%, 2/15/2046 2,500,000 1,808,008
2.50%, 5/15/2046 3,000,000 2,164,219
2.88%, 11/15/2046 3,000,000 2,311,758
3.00%, 2/15/2047 2,000,000 1,573,359
3.00%, 5/15/2047 (b) 2,000,000 1,571,016
2.75%, 8/15/2047 2,500,000 1,870,898
2.75%, 11/15/2047 3,200,000 2,391,000
3.00%, 2/15/2048 3,000,000 2,346,445
3.13%, 5/15/2048 2,000,000 1,599,531
3.00%, 8/15/2048 3,000,000 2,341,406
3.38%, 11/15/2048 5,000,000 4,178,320
3.00%, 2/15/2049 3,000,000 2,338,945
2.88%, 5/15/2049 3,500,000 2,662,324
2.25%, 8/15/2049 3,000,000 2,000,508
2.38%, 11/15/2049 800,000 547,969
2.00%, 2/15/2050 4,500,000 2,818,477
1.25%, 5/15/2050 2,700,000 1,380,902
1.38%, 8/15/2050 5,000,000 2,640,430
1.63%, 11/15/2050 6,800,000 3,840,672
1.88%, 2/15/2051 6,400,000 3,855,500
2.38%, 5/15/2051 6,500,000 4,412,637
2.00%, 8/15/2051 7,200,000 4,460,906
1.88%, 11/15/2051 7,100,000 4,252,512
2.25%, 2/15/2052 6,000,000 3,946,641
2.88%, 5/15/2052 5,500,000 4,161,523
3.00%, 8/15/2052 5,200,000 4,039,141
4.00%, 11/15/2052 4,800,000 4,512,937
3.63%, 2/15/2053 5,100,000 4,478,438
3.63%, 5/15/2053 5,200,000 4,568,688
4.13%, 8/15/2053 (b) 5,000,000 4,805,469
4.75%, 11/15/2053 3,300,000 3,522,750
4.25%, 2/15/2054 2,500,000 2,458,594
U.S. Treasury Notes
3.88%, 4/30/2025 6,000,000 5,928,750
2.13%, 5/15/2025 6,300,000 6,105,340
0.25%, 5/31/2025 7,500,000 7,103,320
4.25%, 5/31/2025 (b) 8,000,000 7,934,375
0.25%, 7/31/2025 10,000,000 9,407,813
2.88%, 7/31/2025 (b) 6,500,000 6,332,930
2.00%, 8/15/2025 6,000,000 5,775,000
0.25%, 8/31/2025 4,000,000 3,750,312
2.75%, 8/31/2025 4,000,000 3,885,469
3.50%, 9/15/2025 10,000,000 9,813,281
0.25%, 9/30/2025 8,000,000 7,475,938
5.00%, 9/30/2025 8,000,000 8,019,688
4.25%, 10/15/2025 3,000,000 2,975,273
0.25%, 10/31/2025 8,000,000 7,451,875
2.25%, 11/15/2025 8,500,000 8,164,980
4.50%, 11/15/2025 (b) 3,000,000 2,986,523
0.38%, 11/30/2025 6,200,000 5,768,180
2.88%, 11/30/2025 2,000,000 1,939,922
4.00%, 12/15/2025 4,000,000 3,950,781
0.38%, 12/31/2025 9,000,000 8,347,500
3.88%, 1/15/2026 6,000,000 5,914,219
0.38%, 1/31/2026 7,000,000 6,471,992
2.63%, 1/31/2026 4,000,000 3,855,938
1.63%, 2/15/2026 8,500,000 8,037,813
4.00%, 2/15/2026 (b) 7,000,000 6,913,047
0.50%, 2/28/2026 2,000,000 1,848,516
4.63%, 3/15/2026 10,000,000 9,991,406
0.75%, 3/31/2026 4,000,000 3,706,250
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.75%, 4/15/2026 5,500,000 5,405,039
0.75%, 4/30/2026 5,000,000 4,619,141
1.63%, 5/15/2026 2,000,000 1,879,766
3.63%, 5/15/2026 9,000,000 8,821,406
0.75%, 5/31/2026 3,000,000 2,763,867
0.88%, 6/30/2026 6,000,000 5,532,187
4.50%, 7/15/2026 6,000,000 5,991,094
0.63%, 7/31/2026 (b) 2,000,000 1,827,812
1.50%, 8/15/2026 9,700,000 9,039,945
4.38%, 8/15/2026 6,000,000 5,977,031
0.75%, 8/31/2026 (b) 5,000,000 4,570,508
1.38%, 8/31/2026 4,500,000 4,177,441
4.63%, 9/15/2026 7,000,000 7,015,313
0.88%, 9/30/2026 8,000,000 7,321,562
1.63%, 9/30/2026 7,000,000 6,529,414
1.13%, 10/31/2026 8,000,000 7,347,500
1.63%, 10/31/2026 8,000,000 7,446,562
4.63%, 11/15/2026 (b) 4,000,000 4,012,969
1.25%, 11/30/2026 2,000,000 1,838,984
4.38%, 12/15/2026 10,000,000 9,975,391
1.25%, 12/31/2026 6,000,000 5,508,281
4.00%, 1/15/2027 8,000,000 7,904,375
2.25%, 2/15/2027 1,200,000 1,129,688
4.13%, 2/15/2027 10,000,000 9,915,625
1.88%, 2/28/2027 2,500,000 2,326,172
2.50%, 3/31/2027 2,500,000 2,366,992
2.75%, 4/30/2027 3,500,000 3,332,930
2.38%, 5/15/2027 5,700,000 5,363,789
0.50%, 5/31/2027 (b) 1,000,000 885,664
2.63%, 5/31/2027 (b) 3,000,000 2,842,852
0.50%, 6/30/2027 5,000,000 4,417,188
2.75%, 7/31/2027 3,000,000 2,849,062
2.25%, 8/15/2027 5,300,000 4,948,668
0.50%, 8/31/2027 8,000,000 7,027,500
3.13%, 8/31/2027 3,000,000 2,881,875
4.13%, 9/30/2027 4,000,000 3,968,906
0.50%, 10/31/2027 (b) 3,000,000 2,619,727
4.13%, 10/31/2027 (b) 2,000,000 1,984,141
2.25%, 11/15/2027 5,390,000 5,013,542
0.63%, 11/30/2027 8,500,000 7,439,160
3.88%, 11/30/2027 3,000,000 2,951,484
3.88%, 12/31/2027 4,500,000 4,427,402
0.75%, 1/31/2028 4,000,000 3,499,688
3.50%, 1/31/2028 4,000,000 3,882,969
2.75%, 2/15/2028 8,000,000 7,551,875
1.13%, 2/29/2028 3,000,000 2,657,461
4.00%, 2/29/2028 2,500,000 2,470,801
1.25%, 3/31/2028 1,500,000 1,332,715
3.63%, 3/31/2028 1,000,000 974,844
1.25%, 4/30/2028 5,000,000 4,433,008
3.50%, 4/30/2028 2,500,000 2,425,098
2.88%, 5/15/2028 7,000,000 6,624,023
1.25%, 5/31/2028 4,000,000 3,538,906
3.63%, 5/31/2028 (b) 5,500,000 5,360,566
1.25%, 6/30/2028 4,000,000 3,531,562
4.00%, 6/30/2028 4,200,000 4,153,406
1.00%, 7/31/2028 4,000,000 3,485,312
4.13%, 7/31/2028 (b) 3,000,000 2,981,250
2.88%, 8/15/2028 5,500,000 5,193,633
1.13%, 8/31/2028 4,000,000 3,497,656
4.38%, 8/31/2028 (b) 4,000,000 4,016,406
1.25%, 9/30/2028 4,500,000 3,948,223

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 71
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.38%, 10/31/2028 7,000,000 6,166,016
4.88%, 10/31/2028 (b) 6,000,000 6,150,703
3.13%, 11/15/2028 5,000,000 4,762,305
1.50%, 11/30/2028 3,000,000 2,653,477
4.38%, 11/30/2028 (b) 3,000,000 3,015,820
1.38%, 12/31/2028 5,000,000 4,386,523
3.75%, 12/31/2028 3,000,000 2,936,016
1.75%, 1/31/2029 2,000,000 1,783,906
4.00%, 1/31/2029 (b) 4,000,000 3,958,750
2.63%, 2/15/2029 7,772,000 7,219,763
1.88%, 2/28/2029 4,000,000 3,583,438
2.38%, 3/31/2029 5,000,000 4,582,422
4.13%, 3/31/2029 3,000,000 2,987,109
2.88%, 4/30/2029 5,000,000 4,689,844
2.38%, 5/15/2029 5,700,000 5,214,387
2.75%, 5/31/2029 3,500,000 3,260,195
2.63%, 7/31/2029 3,000,000 2,771,836
1.63%, 8/15/2029 3,000,000 2,633,086
3.13%, 8/31/2029 4,000,000 3,786,875
3.88%, 9/30/2029 3,500,000 3,438,477
4.00%, 10/31/2029 2,500,000 2,470,410
1.75%, 11/15/2029 (b) 4,000,000 3,522,031
3.88%, 11/30/2029 3,000,000 2,945,859
3.88%, 12/31/2029 3,000,000 2,945,508
3.50%, 1/31/2030 3,000,000 2,886,797
1.50%, 2/15/2030 4,700,000 4,040,715
4.00%, 2/28/2030 3,700,000 3,655,484
3.63%, 3/31/2030 2,800,000 2,710,313
3.50%, 4/30/2030 4,000,000 3,843,750
0.63%, 5/15/2030 7,300,000 5,895,605
3.75%, 5/31/2030 2,500,000 2,434,473
3.75%, 6/30/2030 3,000,000 2,920,547
4.00%, 7/31/2030 3,000,000 2,960,859
0.63%, 8/15/2030 7,000,000 5,605,742
4.13%, 8/31/2030 3,000,000 2,980,781
4.63%, 9/30/2030 2,500,000 2,554,785
4.88%, 10/31/2030 (b) 2,000,000 2,072,734
0.88%, 11/15/2030 8,400,000 6,799,078
4.38%, 11/30/2030 3,000,000 3,024,961
3.75%, 12/31/2030 3,000,000 2,916,914
4.00%, 1/31/2031 2,000,000 1,973,750
1.13%, 2/15/2031 9,000,000 7,380,352
4.25%, 2/28/2031 3,000,000 3,005,156
4.13%, 3/31/2031 4,000,000 3,977,500
1.63%, 5/15/2031 5,500,000 4,635,039
1.25%, 8/15/2031 9,500,000 7,738,418
1.38%, 11/15/2031 7,500,000 6,125,977
1.88%, 2/15/2032 7,100,000 5,996,727
2.88%, 5/15/2032 8,800,000 7,989,781
2.75%, 8/15/2032 8,200,000 7,354,695
4.13%, 11/15/2032 7,900,000 7,845,996
3.50%, 2/15/2033 8,700,000 8,239,512
3.38%, 5/15/2033 7,500,000 7,025,977
3.88%, 8/15/2033 (b) 9,200,000 8,955,625
4.50%, 11/15/2033 (b) 9,000,000 9,199,687
4.00%, 2/15/2034 5,000,000 4,917,187
Total U.S. Treasury Obligations
(cost $975,780,004)
893,798,437
Repurchase Agreements 3 .4%
Principal
Amount ($) Value ($)
Bank of America NA
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $12,007,107,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 4.00%, maturing
4/1/2042 - 8/1/2045;
total market value
$12,240,000. (h) 12,000,000 12,000,000
BofA Securities, Inc.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,001,185,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 6.04%, maturing
2/25/2028 - 10/20/2069;
total market value
$2,040,000. (h) 2,000,000 2,000,000
Cantor Fitzgerald & Co.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $6,378,117,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$6,501,828. (h) 6,374,342 6,374,342
Cantor Fitzgerald & Co.
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $28,016,583,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$28,560,000. (h) 28,000,000 28,000,000
Pershing LLC
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $15,008,884,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $15,300,005. (h) 15,000,000 15,000,000

72 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
5.34%, dated 3/28/2024,
due 4/1/2024, repurchase
price $10,005,934,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069;
total market value
$10,201,513. (h) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $73,374,342)
73,374,342
Total Investments
(cost $2,402,973,772) — 102.4%
2,198,191,955
Liabilities in excess of other
assets — (2.4)% (50,595,413)
NET ASSETS — 100.0%
$ 2,147,596,542
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of March 31,
2024.
(b) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $272,280,091, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $73,374,342 and by $208,034,224 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.63%, and maturity
dates ranging from 3/31/2024 – 2/15/2054, a total value of
$281,408,566.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of March 31, 2024.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of March 31, 2024.
(f) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $3,898,333 which represents 0.18% of net assets.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $73,374,342.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Bond Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 73
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

74 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Bond Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 10,081,861 $ – $ 10,081,861
Commercial Mortgage-Backed Securities – 37,038,444 – 37,038,444
Corporate Bonds – 545,171,781 – 545,171,781
Foreign Government Securities – 32,452,018 – 32,452,018
Mortgage-Backed Securities – 552,928,325 – 552,928,325
Municipal Bonds – 13,471,589 – 13,471,589
Repurchase Agreements – 73,374,342 – 73,374,342
Supranational – 27,884,019 – 27,884,019
U.S. Government Agency Securities – 11,991,139 – 11,991,139
U.S. Treasury Obligations – 893,798,437 – 893,798,437
Total $ – $ 2,198,191,955 $ – $ 2,198,191,955
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

NVIT International Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 75
Common Stocks 98.5%
Shares Value ($)
AUSTRALIA 7.2%
Banks 1.9%
ANZ Group Holdings Ltd. 255,947 4,903,911
Commonwealth Bank of
Australia 142,159 11,178,358
National Australia Bank Ltd. 265,652 5,997,264
Westpac Banking Corp. 299,274 5,097,218
27,176,751
Beverages 0.0%
†
Treasury Wine Estates Ltd. 70,199 572,215
Broadline Retail 0.3%
Wesfarmers Ltd. 96,174 4,290,625
Capital Markets 0.3%
ASX Ltd. 15,894 687,973
Macquarie Group Ltd. 31,112 4,049,263
4,737,236
Chemicals 0.0%
†
Orica Ltd. 36,803 438,739
Commercial Services & Supplies 0.1%
Brambles Ltd. 117,014 1,233,806
Consumer Staples Distribution & Retail 0.3%
Coles Group Ltd. 115,048 1,272,498
Endeavour Group Ltd.(a) 113,529 407,667
Woolworths Group Ltd. 104,206 2,252,624
3,932,789
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 25,165 293,772
Diversified REITs 0.1%
GPT Group (The) 163,541 488,333
Mirvac Group 341,991 527,635
Stockland 207,550 657,721
1,673,689
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 349,751 880,480
Electric Utilities 0.1%
Origin Energy Ltd. 148,252 889,171
Financial Services 0.0%
†
Washington H Soul Pattinson
& Co. Ltd. 21,336 467,353
Gas Utilities 0.0%
†
APA Group 105,236 577,083
Ground Transportation 0.0%
†
Aurizon Holdings Ltd. 157,539 410,913
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 5,571 1,225,432
Health Care Providers & Services 0.1%
EBOS Group Ltd.(a) 12,144 248,496
Ramsay Health Care Ltd. 16,394 603,821
Sonic Healthcare Ltd. 38,580 739,354
1,591,671
Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd. 48,737 1,365,807
Lottery Corp. Ltd. (The) 195,313 655,564
2,021,371
Industrial REITs 0.2%
Goodman Group 145,213 3,199,925
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance 0.3%
Insurance Australia Group
Ltd. 203,851 850,212
Medibank Pvt Ltd. 239,796 587,570
QBE Insurance Group Ltd. 124,602 1,472,395
Suncorp Group Ltd. 107,988 1,153,886
4,064,063
Interactive Media & Services 0.1%
CAR Group Ltd.(a) 31,182 733,209
REA Group Ltd.(a) 4,439 536,562
SEEK Ltd. 31,559 515,253
1,785,024
Metals & Mining 2.2%
BHP Group Ltd. 430,645 12,397,111
BlueScope Steel Ltd. 36,808 572,744
Fortescue Ltd. 144,830 2,426,946
Glencore plc 874,289 4,809,859
Mineral Resources Ltd.(a) 15,464 715,766
Northern Star Resources Ltd. 97,532 930,945
Pilbara Minerals Ltd.(a) 253,627 635,652
Rio Tinto Ltd. 31,673 2,518,059
Rio Tinto plc 95,849 6,082,157
South32 Ltd. 373,386 733,158
31,822,397
Office REITs 0.0%
†
Dexus 91,836 474,606
Oil, Gas & Consumable Fuels 0.4%
Ampol Ltd. 19,569 507,680
Santos Ltd. 275,003 1,388,992
Woodside Energy Group Ltd. 159,996 3,194,564
5,091,236
Passenger Airlines 0.0%
†
Qantas Airways Ltd.* 64,507 229,349
Professional Services 0.1%
Computershare Ltd. 45,516 774,576
Retail REITs 0.1%
Scentre Group 437,636 969,555
Vicinity Ltd. 329,354 457,240
1,426,795
Software 0.1%
WiseTech Global Ltd. 13,889 850,494
Trading Companies & Distributors 0.0%
†
Reece Ltd. 18,060 331,106
Seven Group Holdings Ltd.
(a) 14,009 372,420
703,526
Transportation Infrastructure 0.2%
Transurban Group 262,937 2,285,734
105,120,821
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 29,666 1,321,001
Electric Utilities 0.0%
†
Verbund AG 5,866 429,552
Metals & Mining 0.0%
†
voestalpine AG 10,407 292,021
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 13,078 619,613

76 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
AUSTRIA
Paper & Forest Products 0.1%
Mondi plc(a) 36,443 642,192
3,304,379
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 21,721 1,632,036
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 74,180 4,512,257
Chemicals 0.1%
Syensqo SA* 6,692 633,579
Umicore SA 18,800 405,228
1,038,807
Distributors 0.0%
†
D'ieteren Group 1,911 423,531
Electric Utilities 0.0%
†
Elia Group SA/NV(a) 2,584 279,331
Financial Services 0.1%
Groupe Bruxelles Lambert
NV 4,876 368,362
Groupe Bruxelles Lambert
NV 2,295 173,566
Sofina SA 1,194 267,654
809,582
Food Products 0.0%
†
Lotus Bakeries NV 36 347,606
Industrial REITs 0.0%
†
Warehouses De Pauw CVA 13,861 395,338
Insurance 0.1%
Ageas SA/NV 12,698 588,158
Pharmaceuticals 0.1%
UCB SA 10,870 1,340,626
11,367,272
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 14,711 466,115
BURKINA FASO 0.0%
†
Metals & Mining 0.0%
†
Endeavour Mining plc 16,881 343,505
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 34,922 901,509
CHINA 0.4%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 318,500 853,460
Broadline Retail 0.3%
Prosus NV 125,052 3,918,654
Food Products 0.0%
†
Wilmar International Ltd. 166,794 423,129
Marine Transportation 0.0%
†
SITC International Holdings
Co. Ltd. 127,000 232,046
Real Estate Management & Development 0.0%
†
ESR Group Ltd. Reg. S(b) 150,200 160,872
Common Stocks
Shares Value ($)
CHINA
Real Estate Management & Development
Wharf Holdings Ltd. (The) 92,708 304,710
465,582
5,892,871
DENMARK 3.6%
Air Freight & Logistics 0.2%
DSV A/S 15,001 2,437,442
Banks 0.1%
Danske Bank A/S 58,046 1,739,570
Beverages 0.1%
Carlsberg A/S, Class B 8,631 1,182,559
Biotechnology 0.1%
Genmab A/S* 5,549 1,660,213
Building Products 0.0%
†
ROCKWOOL A/S, Class B* 699 230,703
Chemicals 0.1%
Novonesis (Novozymes) B,
Class B 31,918 1,873,286
Electric Utilities 0.1%
Orsted A/S Reg. S*(b) 16,268 915,927
Electrical Equipment 0.2%
Vestas Wind Systems A/S* 86,120 2,392,290
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B 10,758 1,455,959
Demant A/S* 7,552 376,501
1,832,460
Insurance 0.0%
†
Tryg A/S 29,442 606,070
Marine Transportation 0.1%
AP Moller - Maersk A/S,
Class A 279 356,543
AP Moller - Maersk A/S,
Class B 350 455,072
811,615
Pharmaceuticals 2.4%
Novo Nordisk A/S, Class B 277,274 35,517,669
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 7,291 1,177,672
52,377,476
FINLAND 1.0%
Banks 0.2%
Nordea Bank Abp 267,589 3,023,698
Communications Equipment 0.1%
Nokia OYJ 449,263 1,589,554
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ, Class B 23,790 444,184
Diversified Telecommunication Services 0.1%
Elisa OYJ 11,336 505,709
Electric Utilities 0.0%
†
Fortum OYJ(a) 38,960 480,832
Insurance 0.1%
Sampo OYJ, Class A 38,834 1,655,534
Machinery 0.2%
Kone OYJ, Class B 29,503 1,372,310

NVIT International Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
FINLAND
Machinery
Metso Oyj 56,615 671,765
Wartsila OYJ Abp (a) 40,478 614,891
2,658,966
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ(a) 34,980 948,314
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R(a) 49,510 688,519
UPM- Kymmene OYJ(a) 44,658 1,486,389
2,174,908
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 8,849 329,934
13,811,633
FRANCE 10.3%
Aerospace & Defense 1.2%
Airbus SE 50,515 9,317,798
Dassault Aviation SA 1,795 395,054
Safran SA 29,146 6,599,826
Thales SA 8,069 1,375,576
17,688,254
Automobile Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 57,670 2,211,072
Automobiles 0.1%
Renault SA 16,544 835,158
Banks 0.6%
BNP Paribas SA 88,092 6,269,352
Credit Agricole SA 93,042 1,386,054
Societe Generale SA 60,683 1,632,645
9,288,051
Beverages 0.2%
Pernod Ricard SA 17,347 2,804,824
Remy Cointreau SA 1,823 183,611
2,988,435
Building Products 0.2%
Cie de Saint-Gobain SA 38,404 2,978,069
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 4,809 329,944
Chemicals 0.7%
Air Liquide SA 44,566 9,287,598
Arkema SA 5,154 542,145
9,829,743
Construction & Engineering 0.5%
Bouygues SA 16,354 667,460
Eiffage SA 6,459 732,320
Vinci SA 42,709 5,470,504
6,870,284
Consumer Staples Distribution & Retail 0.1%
Carrefour SA(a) 47,995 821,365
Diversified REITs 0.0%
†
Covivio SA 4,146 213,637
Diversified Telecommunication Services 0.1%
Orange SA 158,144 1,857,820
Electrical Equipment 0.2%
Legrand SA 22,474 2,377,703
Common Stocks
Shares Value ($)
FRANCE
Entertainment 0.0%
†
Bollore SE 61,454 410,300
Financial Services 0.1%
Edenred SE 20,976 1,118,268
Eurazeo SE 3,333 291,968
Worldline SA Reg. S*(b) 20,109 248,963
1,659,199
Food Products 0.2%
Danone SA 54,335 3,510,820
Health Care Equipment & Supplies 0.4%
BioMerieux 3,455 380,623
EssilorLuxottica SA 13,384 3,035,412
EssilorLuxottica SA 11,628 2,630,659
6,046,694
Hotels, Restaurants & Leisure 0.1%
Accor SA 15,849 739,843
La Francaise des Jeux
SAEM Reg. S(b) 9,632 392,597
Sodexo SA 7,384 633,115
1,765,555
Household Durables 0.0%
†
SEB SA 1,982 254,187
Insurance 0.4%
AXA SA 154,396 5,797,370
Interactive Media & Services 0.0%
†
Adevinta ASA* 30,453 319,817
IT Services 0.2%
Capgemini SE 13,295 3,065,731
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech* 2,500 712,429
Machinery 0.0%
†
Alstom SA(a) 25,000 380,843
Media 0.2%
Publicis Groupe SA 19,579 2,133,700
Vivendi SE 56,463 615,871
2,749,571
Multi-Utilities 0.3%
Engie SA 156,548 2,630,752
Veolia Environnement SA 58,489 1,897,548
4,528,300
Office REITs 0.0%
†
Gecina SA 4,125 421,087
Oil, Gas & Consumable Fuels 0.9%
TotalEnergies SE 184,790 12,706,163
Personal Care Products 0.7%
L'Oreal SA 20,428 9,688,226
Pharmaceuticals 0.0%
†
Ipsen SA 2,861 340,068
Professional Services 0.1%
Bureau Veritas SA 23,919 729,061
Teleperformance SE 5,078 492,412
1,221,473
Retail REITs 0.1%
Klepierre SA 18,139 469,564
Unibail - Rodamco -Westfield* 10,082 809,917
1,279,481

78 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FRANCE
Software 0.2%
Dassault Systemes SE 57,126 2,526,751
Textiles, Apparel & Luxury Goods 2.1%
Hermes International SCA 2,687 6,888,493
Kering SA 6,263 2,475,541
LVMH Moet Hennessy Louis
Vuitton SE 23,461 21,219,002
30,583,036
Trading Companies & Distributors 0.0%
†
Rexel SA 19,312 521,160
Transportation Infrastructure 0.1%
Aeroports de Paris SA 2,745 376,090
Getlink SE 31,417 534,734
910,824
149,688,620
GERMANY 8.5%
Aerospace & Defense 0.2%
MTU Aero Engines AG 4,646 1,178,885
Rheinmetall AG 3,728 2,095,109
3,273,994
Air Freight & Logistics 0.2%
Deutsche Post AG 83,177 3,581,890
Automobile Components 0.1%
Continental AG 9,726 702,018
Automobiles 0.9%
Bayerische Motoren Werke
AG 27,098 3,126,600
Bayerische Motoren Werke
AG (Preference) 5,025 538,807
Dr Ing hc F Porsche AG
(Preference) Reg. S(b) 9,927 988,169
Mercedes-Benz Group AG 68,084 5,423,112
Porsche Automobil Holding
SE (Preference) 12,660 671,075
Volkswagen AG 2,526 385,896
Volkswagen AG (Preference) 17,562 2,329,150
13,462,809
Banks 0.1%
Commerzbank AG 91,119 1,251,306
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 165,210 2,598,618
Deutsche Boerse AG 15,981 3,269,876
5,868,494
Chemicals 0.5%
BASF SE 75,778 4,327,347
Covestro AG Reg. S*(b) 15,931 871,527
Evonik Industries AG 19,951 394,433
Symrise AG, Class A 11,239 1,345,413
6,938,720
Construction Materials 0.1%
Heidelberg Materials AG 11,117 1,222,833
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 276,004 6,700,057
Electrical Equipment 0.1%
Siemens Energy AG* 42,109 772,556
Common Stocks
Shares Value ($)
GERMANY
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG 3,159 394,673
Siemens Healthineers AG
Reg. S*(b) 24,170 1,479,091
1,873,764
Health Care Providers & Services 0.1%
Fresenius Medical Care AG 18,230 701,109
Fresenius SE & Co. KGaA 36,014 971,280
1,672,389
Household Products 0.1%
Henkel AG & Co. KGaA 9,232 664,912
Henkel AG & Co. KGaA
(Preference) 13,947 1,120,883
1,785,795
Independent Power and Renewable Electricity Producers
0.1%
RWE AG 54,011 1,833,007
Industrial Conglomerates 0.8%
Siemens AG (Registered) 64,760 12,363,014
Insurance 1.2%
Allianz SE (Registered) 33,283 9,974,418
Hannover Rueck SE 5,244 1,435,189
Muenchener
Rueckversicherungs -
Gesellschaft AG in
Muenchen (Registered) 11,592 5,656,109
Talanx AG 5,760 456,028
17,521,744
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 6,712 505,901
IT Services 0.0%
†
Bechtle AG 6,759 357,165
Life Sciences Tools & Services 0.1%
Sartorius AG (Preference)* 2,215 880,922
Machinery 0.3%
Daimler Truck Holding AG 45,181 2,288,725
GEA Group AG 13,311 562,786
Knorr- Bremse AG 5,864 443,515
Rational AG 404 348,186
3,643,212
Multi-Utilities 0.2%
E.ON SE 191,132 2,656,644
Passenger Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 50,076 393,367
Personal Care Products 0.1%
Beiersdorf AG 8,294 1,207,566
Pharmaceuticals 0.3%
Bayer AG (Registered) 82,590 2,532,875
Merck KGaA 11,154 1,968,549
4,501,424
Real Estate Management & Development 0.2%
LEG Immobilien SE* 6,075 521,483
Vonovia SE 61,403 1,815,958
2,337,441
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 111,033 3,774,645

NVIT International Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
GERMANY
Software 1.2%
Nemetschek SE 4,770 472,009
SAP SE 88,723 17,273,762
17,745,771
Specialty Retail 0.0%
†
Zalando SE Reg. S*(b) 19,231 549,609
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 13,708 3,061,993
Puma SE 9,260 419,749
3,481,742
Trading Companies & Distributors 0.1%
Brenntag SE 11,606 977,658
123,837,457
HONG KONG 1.6%
Banks 0.1%
Hang Seng Bank Ltd. 66,200 725,475
Capital Markets 0.2%
Futu Holdings Ltd., ADR* 5,070 274,541
Hong Kong Exchanges &
Clearing Ltd. 101,300 2,954,544
3,229,085
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 296,220 345,562
Electric Utilities 0.1%
CK Infrastructure Holdings
Ltd. 47,500 277,975
CLP Holdings Ltd. 142,500 1,136,106
Power Assets Holdings Ltd. 111,000 649,589
2,063,670
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 703,545 464,299
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 940,266 713,207
Ground Transportation 0.0%
†
MTR Corp. Ltd. 137,500 453,273
Industrial Conglomerates 0.0%
†
Jardine Matheson Holdings
Ltd. 11,900 435,897
Jardine Matheson Holdings
Ltd. 600 22,373
458,270
Insurance 0.6%
AIA Group Ltd. 965,600 6,480,132
Prudential plc 233,612 2,197,478
8,677,610
Machinery 0.1%
Techtronic Industries Co. Ltd. 121,000 1,640,473
Real Estate Management & Development 0.3%
CK Asset Holdings Ltd. 172,516 710,687
Hang Lung Properties Ltd. 156,000 160,142
Henderson Land
Development Co. Ltd. 135,775 387,562
Hongkong Land Holdings
Ltd. 95,100 281,496
Hongkong Land Holdings
Ltd. 100 307
Sino Land Co. Ltd. 293,000 304,581
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development
Sun Hung Kai Properties Ltd. 126,000 1,214,127
Swire Pacific Ltd., Class A 38,000 312,909
Swire Properties Ltd. 110,800 233,087
Wharf Real Estate
Investment Co. Ltd. 138,500 451,136
4,056,034
Retail REITs 0.1%
Link REIT 214,540 924,101
23,751,059
IRELAND 0.4%
Banks 0.1%
AIB Group plc 121,552 616,490
Bank of Ireland Group plc 90,782 926,427
1,542,917
Building Products 0.1%
Kingspan Group plc 13,218 1,203,282
Containers & Packaging 0.0%
†
Smurfit Kappa Group plc(a) 22,206 1,012,986
Food Products 0.1%
Kerry Group plc, Class A 13,194 1,132,376
Trading Companies & Distributors 0.1%
AerCap Holdings NV* 17,419 1,513,885
6,405,446
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,289 478,268
Banks 0.2%
Bank Hapoalim BM 109,425 1,025,320
Bank Leumi Le-Israel BM 125,722 1,044,320
Israel Discount Bank Ltd.,
Class A 108,494 561,137
Mizrahi Tefahot Bank Ltd. 13,283 497,976
3,128,753
Broadline Retail 0.0%
†
Global-e Online Ltd.*(a) 7,886 286,656
Chemicals 0.0%
†
ICL Group Ltd. 71,495 378,415
IT Services 0.1%
Wix.com Ltd.* 4,836 664,853
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 94,772 1,337,233
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 3,509 253,092
Software 0.2%
Check Point Software
Technologies Ltd.* 8,026 1,316,344
Nice Ltd.* 5,533 1,441,646
2,757,990
9,285,260
ITALY 2.4%
Aerospace & Defense 0.1%
Leonardo SpA 24,207 608,129

80 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
ITALY
Automobiles 0.3%
Ferrari NV 10,700 4,663,653
Banks 0.8%
Banco BPM SpA 105,555 702,400
FinecoBank Banca Fineco
SpA 51,063 764,660
Intesa Sanpaolo SpA 1,252,353 4,543,753
Mediobanca Banca di
Credito Finanziario SpA 41,919 624,548
UniCredit SpA 131,962 5,007,766
11,643,127
Beverages 0.1%
Coca-Cola HBC AG 18,455 583,173
Davide Campari-Milano NV 52,713 529,682
1,112,855
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 27,811 315,958
Telecom Italia SpA *(a) 974,463 235,896
551,854
Electric Utilities 0.4%
Enel SpA 694,173 4,582,571
Terna - Rete Elettrica
Nazionale 120,938 1,002,936
5,585,507
Electrical Equipment 0.1%
Prysmian SpA 21,847 1,140,963
Financial Services 0.0%
†
Nexi SpA Reg. S*(a)(b) 48,821 309,588
Gas Utilities 0.1%
Snam SpA 171,556 809,764
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,793 172,962
Health Care Providers & Services 0.0%
†
Amplifon SpA 11,235 409,686
Insurance 0.2%
Assicurazioni Generali SpA 85,955 2,176,493
Poste Italiane SpA Reg. S(b) 38,198 478,241
2,654,734
Oil, Gas & Consumable Fuels 0.2%
Eni SpA 187,889 2,978,986
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 9,618 531,546
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 17,904 1,335,808
34,509,162
JAPAN 23.2%
Air Freight & Logistics 0.1%
Nippon Express Holdings,
Inc. 6,300 321,478
SG Holdings Co. Ltd. 27,300 345,666
Yamato Holdings Co. Ltd. 24,400 351,305
1,018,449
Automobile Components 0.5%
Aisin Corp.(a) 12,200 497,805
Bridgestone Corp. 48,500 2,151,468
Denso Corp. 160,100 3,063,372
Common Stocks
Shares Value ($)
JAPAN
Automobile Components
Koito Manufacturing Co. Ltd. 17,200 231,626
Sumitomo Electric Industries
Ltd. 59,400 919,840
6,864,111
Automobiles 2.3%
Honda Motor Co. Ltd. 392,700 4,856,889
Isuzu Motors Ltd. 51,600 697,206
Mazda Motor Corp.(a) 48,180 563,467
Nissan Motor Co. Ltd. 209,900 832,414
Subaru Corp.(a) 52,500 1,194,902
Suzuki Motor Corp. 134,400 1,533,134
Toyota Motor Corp. 901,070 22,649,402
Yamaha Motor Co. Ltd. 78,300 721,146
33,048,560
Banks 1.7%
Chiba Bank Ltd. (The)(a) 40,500 337,145
Concordia Financial Group
Ltd.(a) 85,000 427,273
Japan Post Bank Co. Ltd. 121,500 1,307,462
Mitsubishi UFJ Financial
Group, Inc. 944,167 9,604,312
Mizuho Financial Group, Inc. 203,751 4,031,440
Resona Holdings, Inc. 182,900 1,129,987
Shizuoka Financial Group,
Inc.(a) 42,600 405,049
Sumitomo Mitsui Financial
Group, Inc. 108,053 6,316,827
Sumitomo Mitsui Trust
Holdings, Inc.(a) 54,380 1,172,492
24,731,987
Beverages 0.2%
Asahi Group Holdings Ltd. 40,000 1,468,544
Kirin Holdings Co. Ltd. 68,300 949,022
Suntory Beverage & Food
Ltd. 11,700 395,500
2,813,066
Broadline Retail 0.1%
Pan Pacific International
Holdings Corp. 33,600 893,282
Rakuten Group, Inc.* 121,000 686,619
1,579,901
Building Products 0.3%
AGC, Inc. 17,000 616,440
Daikin Industries Ltd.(a) 22,200 3,036,736
TOTO Ltd. 11,600 325,438
3,978,614
Capital Markets 0.3%
Daiwa Securities Group, Inc.
(a) 116,900 889,635
Japan Exchange Group, Inc. 42,000 1,137,449
Nomura Holdings, Inc. 252,400 1,614,715
SBI Holdings, Inc. 20,490 537,022
4,178,821
Chemicals 0.8%
Asahi Kasei Corp. 104,100 762,471
JSR Corp.* 14,300 409,107
Mitsubishi Chemical Group
Corp. 113,500 691,352
Mitsui Chemicals, Inc.(a) 15,000 439,850
Nippon Paint Holdings Co.
Ltd. 77,500 557,430

NVIT International Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Nippon Sanso Holdings
Corp. 15,700 492,871
Nissan Chemical Corp. 11,100 420,612
Nitto Denko Corp. 12,000 1,096,633
Shin-Etsu Chemical Co. Ltd. 152,700 6,699,853
Toray Industries, Inc.(a) 110,200 529,385
12,099,564
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.
(a) 16,900 517,998
Secom Co. Ltd. 18,400 1,334,178
TOPPAN Holdings, Inc.(a) 18,500 463,594
2,315,770
Construction & Engineering 0.1%
Kajima Corp. 36,100 740,281
Obayashi Corp. 53,900 640,242
Shimizu Corp.(a) 43,500 280,992
Taisei Corp. 13,900 505,960
2,167,475
Consumer Staples Distribution & Retail 0.3%
Aeon Co. Ltd. 54,500 1,291,908
Kobe Bussan Co. Ltd. 12,200 298,830
MatsukiyoCocokara & Co.(a) 28,800 462,574
Seven & i Holdings Co. Ltd. 193,500 2,816,541
4,869,853
Diversified REITs 0.1%
KDX Realty Investment Corp. 360 383,214
Nomura Real Estate Master
Fund, Inc. 345 341,154
724,368
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 2,560,500 3,048,359
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. 56,700 739,557
Kansai Electric Power Co.,
Inc. (The) 57,000 812,148
Tokyo Electric Power Co.
Holdings, Inc.* 130,200 791,657
2,343,362
Electrical Equipment 0.3%
Fuji Electric Co. Ltd.(a) 10,700 717,429
Mitsubishi Electric Corp. 165,000 2,765,649
Nidec Corp. 34,900 1,440,610
4,923,688
Electronic Equipment, Instruments & Components 1.1%
Azbil Corp.(a) 10,200 282,317
Hamamatsu Photonics KK 12,300 433,560
Hirose Electric Co. Ltd.(a) 2,094 215,078
Ibiden Co. Ltd.(a) 9,400 421,909
Keyence Corp. 16,544 7,692,949
Kyocera Corp. 110,400 1,474,570
Murata Manufacturing Co.
Ltd. 148,000 2,784,971
Omron Corp. 15,400 551,981
Shimadzu Corp. 20,900 582,879
TDK Corp.(a) 32,800 1,611,305
Yokogawa Electric Corp. 18,700 430,975
16,482,494
Common Stocks
Shares Value ($)
JAPAN
Entertainment 0.5%
Capcom Co. Ltd.(a) 30,200 566,182
Konami Group Corp. 9,100 619,488
Nexon Co. Ltd. 29,700 493,298
Nintendo Co. Ltd. 88,400 4,838,386
Square Enix Holdings Co.
Ltd. 6,900 265,510
Toho Co. Ltd. 9,100 302,442
7,085,306
Financial Services 0.2%
Mitsubishi HC Capital, Inc. 70,200 489,225
ORIX Corp. 99,400 2,173,311
2,662,536
Food Products 0.2%
Ajinomoto Co., Inc.(a) 40,200 1,500,607
Kikkoman Corp. 58,500 750,676
MEIJI Holdings Co. Ltd.(a) 19,360 422,392
Nissin Foods Holdings Co.
Ltd.(a) 17,400 479,728
Yakult Honsha Co. Ltd.(a) 23,200 473,868
3,627,271
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 33,000 743,236
Tokyo Gas Co. Ltd.(a) 32,100 731,157
1,474,393
Ground Transportation 0.5%
Central Japan Railway Co. 66,100 1,641,007
East Japan Railway Co.(a) 77,328 1,482,601
Hankyu Hanshin Holdings,
Inc. 20,200 578,768
Keisei Electric Railway Co.
Ltd.(a) 11,000 446,687
Kintetsu Group Holdings Co.
Ltd.(a) 14,500 422,310
Odakyu Electric Railway Co.
Ltd.(a) 28,900 398,157
Tobu Railway Co. Ltd. 17,000 424,756
Tokyu Corp. 41,500 504,597
West Japan Railway Co.(a) 36,400 758,356
6,657,239
Health Care Equipment & Supplies 0.6%
Asahi Intecc Co. Ltd. 20,000 350,639
Hoya Corp. 29,600 3,705,386
Olympus Corp.(a) 101,200 1,455,913
Sysmex Corp. 43,200 770,812
Terumo Corp.(a) 113,800 2,085,884
8,368,634
Health Care Technology 0.0%
†
M3, Inc.(a) 37,800 544,729
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd.(a) 8,026 361,016
Oriental Land Co. Ltd.(a) 91,800 2,940,594
Zensho Holdings Co. Ltd.(a) 8,100 337,285
3,638,895
Household Durables 0.9%
Iida Group Holdings Co. Ltd.
(a) 13,000 168,099
Panasonic Holdings Corp. 188,500 1,798,402
Sekisui Chemical Co. Ltd. 31,200 456,233
Sekisui House Ltd. 50,200 1,141,854

82 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Household Durables
Sharp Corp.*(a) 22,900 127,581
Sony Group Corp. 107,600 9,221,594
12,913,763
Household Products 0.1%
Unicharm Corp. 33,900 1,078,839
Industrial Conglomerates 0.5%
Hikari Tsushin, Inc. 1,900 356,997
Hitachi Ltd. 78,600 7,179,302
7,536,299
Industrial REITs 0.0%
†
GLP J-REIT 419 351,637
Nippon Prologis REIT, Inc. 202 359,971
711,608
Insurance 0.9%
Dai-ichi Life Holdings, Inc. 79,300 2,023,455
Japan Post Holdings Co. Ltd. 180,100 1,812,910
Japan Post Insurance Co.
Ltd.(a) 15,200 290,346
MS&AD Insurance Group
Holdings, Inc. 107,823 1,907,824
Sompo Holdings, Inc. 77,250 1,619,381
T&D Holdings, Inc. 40,800 709,722
Tokio Marine Holdings, Inc. 152,800 4,799,255
13,162,893
Interactive Media & Services 0.0%
†
LY Corp.(a) 233,600 590,231
IT Services 0.5%
Fujitsu Ltd. 149,000 2,385,864
NEC Corp.(a) 20,700 1,506,153
Nomura Research Institute
Ltd. 32,315 912,110
NTT Data Group Corp. 52,800 839,117
Obic Co. Ltd. 5,900 889,198
Otsuka Corp. 18,800 398,796
SCSK Corp. 12,600 233,633
TIS, Inc. 19,700 421,696
7,586,567
Leisure Products 0.2%
Bandai Namco Holdings, Inc.
(a) 52,500 971,956
Shimano, Inc. 6,700 1,000,470
Yamaha Corp.(a) 11,900 256,394
2,228,820
Machinery 1.1%
Daifuku Co. Ltd. 25,700 616,476
FANUC Corp.(a) 81,900 2,290,654
Hitachi Construction
Machinery Co. Ltd.(a) 10,200 307,986
Hoshizaki Corp. 9,400 342,842
Komatsu Ltd. 78,600 2,327,528
Kubota Corp. 85,700 1,364,650
Makita Corp. 18,900 536,185
MINEBEA MITSUMI, Inc.(a) 31,600 619,436
MISUMI Group, Inc. 24,900 347,316
Mitsubishi Heavy Industries
Ltd. 270,000 2,449,180
SMC Corp. 4,800 2,708,459
Toyota Industries Corp. 12,300 1,285,776
Yaskawa Electric Corp. 19,900 846,493
16,042,981
Common Stocks
Shares Value ($)
JAPAN
Marine Transportation 0.2%
Kawasaki Kisen Kaisha Ltd.
(a) 32,700 439,057
Mitsui OSK Lines Ltd.(a) 28,700 874,412
Nippon Yusen KK(a) 38,800 1,063,711
2,377,180
Media 0.0%
†
Dentsu Group, Inc. 17,001 470,971
Metals & Mining 0.2%
JFE Holdings, Inc. 50,100 828,652
Nippon Steel Corp.(a) 71,844 1,727,412
Sumitomo Metal Mining Co.
Ltd.(a) 19,800 587,249
3,143,313
Office REITs 0.1%
Japan Real Estate
Investment Corp. 108 385,057
Nippon Building Fund, Inc. 135 540,421
925,478
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 253,239 1,219,089
Idemitsu Kosan Co. Ltd.(a) 85,280 584,432
Inpex Corp. 80,400 1,225,093
3,028,614
Passenger Airlines 0.0%
†
ANA Holdings, Inc.(a) 13,200 275,610
Japan Airlines Co. Ltd. 12,186 231,192
506,802
Personal Care Products 0.2%
Kao Corp. 39,500 1,477,917
Shiseido Co. Ltd. 34,800 951,306
2,429,223
Pharmaceuticals 1.2%
Astellas Pharma, Inc. 153,100 1,645,324
Chugai Pharmaceutical Co.
Ltd. 56,500 2,159,498
Daiichi Sankyo Co. Ltd. 157,700 5,012,278
Eisai Co. Ltd. 21,500 885,694
Kyowa Kirin Co. Ltd. 23,300 418,900
Ono Pharmaceutical Co. Ltd.
(a) 28,800 472,023
Otsuka Holdings Co. Ltd. 36,400 1,509,594
Shionogi & Co. Ltd. 21,000 1,075,349
Takeda Pharmaceutical Co.
Ltd. 134,549 3,739,434
16,918,094
Professional Services 0.4%
Recruit Holdings Co. Ltd. 122,800 5,409,594
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 4,700 535,804
Daiwa House Industry Co.
Ltd. 50,800 1,510,999
Hulic Co. Ltd. 30,600 314,158
Mitsubishi Estate Co. Ltd. 94,700 1,722,665
Mitsui Fudosan Co. Ltd. 226,500 2,440,493
Nomura Real Estate
Holdings, Inc. 10,300 291,237
Sumitomo Realty &
Development Co. Ltd. 24,700 919,779
7,735,135

NVIT International Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
JAPAN
Retail REITs 0.0%
†
Japan Metropolitan Fund
Invest 590 367,823
Semiconductors & Semiconductor Equipment 1.5%
Advantest Corp.(a) 65,100 2,909,264
Disco Corp. 7,600 2,792,267
Lasertec Corp. 6,500 1,843,393
Renesas Electronics Corp. 125,000 2,237,294
Rohm Co. Ltd.(a) 26,700 426,016
SCREEN Holdings Co. Ltd.
(a) 7,000 910,657
SUMCO Corp.(a) 29,300 463,738
Tokyo Electron Ltd. 40,000 10,489,977
22,072,606
Software 0.1%
Oracle Corp. Japan 3,100 232,984
Trend Micro, Inc. 11,700 595,099
828,083
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 14,800 4,586,425
Nitori Holdings Co. Ltd. 6,700 1,009,970
USS Co. Ltd. 31,800 262,848
ZOZO, Inc.(a) 12,300 305,244
6,164,487
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd.(a) 18,700 347,500
Canon, Inc. 84,100 2,503,481
FUJIFILM Holdings Corp. 94,800 2,129,644
Ricoh Co. Ltd.(a) 43,000 382,894
Seiko Epson Corp.(a) 23,300 406,993
5,770,512
Tobacco 0.2%
Japan Tobacco, Inc. 102,100 2,721,760
Trading Companies & Distributors 1.5%
ITOCHU Corp.(a) 101,300 4,343,935
Marubeni Corp. 121,700 2,107,813
Mitsubishi Corp. 293,400 6,776,288
Mitsui & Co. Ltd. 110,000 5,139,493
MonotaRO Co. Ltd. 23,200 278,570
Sumitomo Corp. 88,200 2,123,563
Toyota Tsusho Corp. 17,900 1,228,863
21,998,525
Wireless Telecommunication Services 0.8%
KDDI Corp.(a) 127,200 3,761,045
SoftBank Corp. 246,800 3,169,551
SoftBank Group Corp. 87,600 5,234,985
12,165,581
338,133,227
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 13,161 318,371
LUXEMBOURG 0.1%
Life Sciences Tools & Services 0.0%
†
Eurofins Scientific SE(a) 11,096 706,623
Metals & Mining 0.1%
ArcelorMittal SA(a) 42,427 1,165,579
1,872,202
Common Stocks
Shares Value ($)
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 192,000 965,149
Sands China Ltd.* 193,900 546,838
1,511,987
NETHERLANDS 5.9%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 41,456 711,182
ING Groep NV 279,905 4,609,784
5,320,966
Beverages 0.2%
Heineken Holding NV 11,287 910,576
Heineken NV 24,449 2,355,799
3,266,375
Biotechnology 0.1%
Argenx SE* 4,945 1,951,825
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 7,510 714,296
Chemicals 0.1%
Akzo Nobel NV 14,977 1,117,082
OCI NV 7,381 202,006
1,319,088
Consumer Staples Distribution & Retail 0.2%
Koninklijke Ahold Delhaize
NV 81,127 2,425,684
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 283,714 1,060,966
Entertainment 0.1%
Universal Music Group NV 69,020 2,075,345
Financial Services 0.3%
Adyen NV Reg. S*(b) 1,867 3,162,546
EXOR NV 8,117 902,097
4,064,643
Food Products 0.0%
†
JDE Peet's NV(a) 7,330 153,889
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV* 65,360 1,310,657
Insurance 0.2%
Aegon Ltd. 123,837 754,557
ASR Nederland NV 13,953 683,095
NN Group NV 22,036 1,019,300
2,456,952
Oil, Gas & Consumable Fuels 1.2%
Shell plc 552,311 18,324,878
Professional Services 0.3%
Randstad NV(a) 9,330 492,063
Wolters Kluwer NV 21,090 3,302,875
3,794,938
Semiconductors & Semiconductor Equipment 2.5%
ASM International NV 3,997 2,434,995
ASML Holding NV 34,253 32,885,722
BE Semiconductor Industries
NV 6,729 1,027,393
36,348,110
Trading Companies & Distributors 0.1%
IMCD NV 4,716 831,140
85,419,752

84 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 161,178 458,857
Electric Utilities 0.0%
†
Mercury NZ Ltd. 61,413 254,231
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 47,876 733,715
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 106,098 374,673
Software 0.1%
Xero Ltd.* 12,159 1,056,572
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd. 109,506 545,723
3,423,771
NORWAY 0.5%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 7,983 552,093
Banks 0.1%
DNB Bank ASA 77,121 1,530,940
Diversified Telecommunication Services 0.0%
†
Telenor ASA 54,613 607,399
Food Products 0.1%
Mowi ASA 40,780 749,494
Orkla ASA 64,348 453,991
Salmar ASA 5,395 356,649
1,560,134
Insurance 0.0%
†
Gjensidige Forsikring ASA 15,461 224,416
Metals & Mining 0.1%
Norsk Hydro ASA 112,142 618,399
Oil, Gas & Consumable Fuels 0.2%
Aker BP ASA 26,204 654,879
Equinor ASA 76,232 2,045,410
2,700,289
7,793,670
PORTUGAL 0.2%
Consumer Staples Distribution & Retail 0.0%
†
Jeronimo Martins SGPS SA 24,718 490,440
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 259,329 1,011,688
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA 39,391 652,038
2,154,166
SINGAPORE 1.5%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 128,000 381,483
Banks 0.7%
DBS Group Holdings Ltd. 155,700 4,164,537
Oversea-Chinese Banking
Corp. Ltd. 289,700 2,898,058
Common Stocks
Shares Value ($)
SINGAPORE
Banks
United Overseas Bank Ltd. 107,800 2,342,914
9,405,509
Capital Markets 0.0%
†
Singapore Exchange Ltd. 74,100 506,090
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 702,650 1,316,823
Entertainment 0.1%
Sea Ltd., ADR*(a) 30,286 1,626,661
Ground Transportation 0.0%
†
Grab Holdings Ltd., Class A* 169,866 533,379
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 509,396 333,355
Industrial Conglomerates 0.1%
Jardine Cycle & Carriage Ltd. 9,600 171,885
Keppel Ltd. 118,000 642,160
814,045
Industrial REITs 0.1%
CapitaLand Ascendas REIT 296,407 609,200
Mapletree Logistics Trust 322,304 348,629
957,829
Machinery 0.0%
†
Seatrium Ltd.* 3,597,922 210,670
Multi-Utilities 0.0%
†
Sembcorp Industries Ltd. 78,000 312,039
Passenger Airlines 0.0%
†
Singapore Airlines Ltd. 129,614 615,064
Real Estate Management & Development 0.1%
CapitaLand Investment Ltd. 230,697 458,816
City Developments Ltd. 40,200 174,531
633,347
Retail REITs 0.1%
CapitaLand Integrated
Commercial Trust 426,070 626,216
Mapletree Pan Asia
Commercial Trust 227,800 216,386
842,602
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 58,594 2,522,252
21,011,148
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 108,770 2,687,739
SOUTH KOREA 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Delivery Hero SE Reg. S*(b) 14,579 417,027
SPAIN 2.5%
Banks 1.0%
Banco Bilbao Vizcaya
Argentaria SA(a) 497,978 5,932,426
Banco Santander SA 1,375,339 6,720,209
CaixaBank SA(a) 319,967 1,551,171
14,203,806
Biotechnology 0.0%
†
Grifols SA*(a) 26,811 240,935

NVIT International Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
SPAIN
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 17,784 744,128
Diversified Telecommunication Services 0.2%
Cellnex Telecom SA Reg.
S(b) 39,319 1,390,282
Telefonica SA 407,208 1,799,162
3,189,444
Electric Utilities 0.5%
Acciona SA 2,355 286,762
Endesa SA 28,043 519,820
Iberdrola SA 517,955 6,430,834
Redeia Corp. SA 35,743 610,224
7,847,640
Gas Utilities 0.0%
†
Enagas SA 20,028 297,634
Hotels, Restaurants & Leisure 0.2%
Amadeus IT Group SA 38,617 2,476,589
Independent Power and Renewable Electricity Producers
0.0%
†
EDP Renovaveis SA(a) 22,534 305,674
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 101,984 1,702,184
Specialty Retail 0.3%
Industria de Diseno Textil SA 92,515 4,658,762
Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b) 6,474 1,274,430
36,941,226
SWEDEN 3.0%
Aerospace & Defense 0.1%
Saab AB, Class B 7,282 647,564
Automobiles 0.0%
†
Volvo Car AB, Class B*(a) 52,647 199,120
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A(a) 136,438 1,845,390
Svenska Handelsbanken AB,
Class A(a) 123,497 1,248,935
Swedbank AB, Class A(a) 71,208 1,412,899
4,507,224
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB* 17,580 438,490
Building Products 0.2%
Assa Abloy AB, Class B 84,125 2,413,108
Nibe Industrier AB, Class
B(a) 123,952 608,480
3,021,588
Capital Markets 0.1%
EQT AB(a) 31,973 1,009,986
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B(a) 39,607 407,946
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson, Class B(a) 249,738 1,374,655
Common Stocks
Shares Value ($)
SWEDEN
Construction & Engineering 0.0%
†
Skanska AB, Class B(a) 29,468 523,654
Diversified Telecommunication Services 0.0%
†
Telia Co. AB 204,156 523,175
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B 173,048 2,048,380
Financial Services 0.3%
Industrivarden AB, Class A 10,309 354,644
Industrivarden AB, Class
C(a) 12,230 420,078
Investor AB, Class B 148,801 3,729,994
L E Lundbergforetagen AB,
Class B(a) 5,964 322,991
4,827,707
Health Care Equipment & Supplies 0.0%
†
Getinge AB, Class B(a) 21,456 431,408
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 15,525 1,927,702
Household Products 0.1%
Essity AB, Class B(a) 51,790 1,229,921
Industrial Conglomerates 0.1%
Investment AB Latour, Class
B(a) 13,357 350,893
Lifco AB, Class B 19,835 517,261
868,154
Machinery 1.1%
Alfa Laval AB 24,213 951,760
Atlas Copco AB, Class A 227,543 3,839,862
Atlas Copco AB, Class B 135,638 2,002,298
Epiroc AB, Class A 57,516 1,084,493
Epiroc AB, Class B 34,103 577,537
Husqvarna AB, Class B(a) 28,391 242,958
Indutrade AB*(a) 23,089 628,972
Sandvik AB 90,518 2,008,421
SKF AB, Class B(a) 29,532 601,951
Volvo AB, Class A 16,247 447,398
Volvo AB, Class B(a) 127,458 3,451,944
15,837,594
Metals & Mining 0.1%
Boliden AB 22,578 625,509
Paper & Forest Products 0.1%
Holmen AB, Class B* 6,610 268,918
Svenska Cellulosa AB SCA,
Class B(a) 53,900 827,429
1,096,347
Real Estate Management & Development 0.1%
Fastighets AB Balder, Class
B*(a) 52,175 382,687
Sagax AB, Class B 18,146 477,890
860,577
Specialty Retail 0.1%
H & M Hennes & Mauritz AB,
Class B(a) 53,338 871,696
Trading Companies & Distributors 0.0%
†
Beijer Ref AB, Class B(a) 30,092 446,154

86 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Wireless Telecommunication Services 0.0%
†
Tele2 AB, Class B 46,644 383,034
44,107,585
SWITZERLAND 6.1%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 2,334 271,314
Building Products 0.1%
Geberit AG (Registered) 2,871 1,696,390
Capital Markets 0.9%
Julius Baer Group Ltd. 17,065 985,081
Partners Group Holding AG 1,940 2,772,184
UBS Group AG (Registered) 279,060 8,576,575
12,333,840
Chemicals 0.7%
Clariant AG (Registered) 16,802 227,057
DSM- Firmenich AG 15,560 1,768,087
EMS- Chemie Holding AG
(Registered) 575 440,986
Givaudan SA (Registered) 790 3,529,751
Sika AG (Registered) 13,050 3,885,716
9,851,597
Containers & Packaging 0.0%
†
SIG Group AG 26,973 598,014
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)* 2,211 1,351,702
Electric Utilities 0.0%
†
BKW AG 1,655 253,945
Electrical Equipment 0.4%
ABB Ltd. (Registered) 136,532 6,336,817
Food Products 0.2%
Barry Callebaut AG
(Registered) 316 458,660
Chocoladefabriken Lindt &
Spruengli AG(a) 81 969,004
Chocoladefabriken Lindt &
Spruengli AG (Registered) 9 1,085,498
2,513,162
Health Care Equipment & Supplies 0.4%
Alcon, Inc. 42,223 3,495,620
Sonova Holding AG
(Registered) 4,277 1,237,912
Straumann Holding AG
(Registered) 9,421 1,503,836
6,237,368
Insurance 0.7%
Baloise Holding AG
(Registered) 4,074 638,210
Helvetia Holding AG
(Registered) 3,375 465,146
Swiss Life Holding AG
(Registered)(a) 2,473 1,733,266
Zurich Insurance Group AG 12,475 6,726,279
9,562,901
Life Sciences Tools & Services 0.3%
Bachem Holding AG(a) 2,947 282,218
Common Stocks
Shares Value ($)
SWITZERLAND
Life Sciences Tools & Services
Lonza Group AG
(Registered) 6,285 3,763,085
4,045,303
Machinery 0.2%
Schindler Holding AG 3,376 850,004
Schindler Holding AG
(Registered) 1,883 459,293
VAT Group AG Reg. S(b) 2,270 1,174,048
2,483,345
Marine Transportation 0.1%
Kuehne + Nagel International
AG (Registered)(a) 4,613 1,283,765
Pharmaceuticals 1.2%
Novartis AG (Registered) 174,052 16,855,952
Sandoz Group AG* 35,758 1,078,629
17,934,581
Professional Services 0.1%
Adecco Group AG
(Registered) 13,332 527,073
SGS SA (Registered)*(a) 12,428 1,205,553
1,732,626
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 6,753 636,770
Software 0.0%
†
Temenos AG (Registered) 5,369 384,526
Specialty Retail 0.0%
†
Avolta AG* 8,964 372,968
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 14,452 1,293,264
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 45,598 6,975,319
Swatch Group AG (The)(a) 2,410 559,223
Swatch Group AG (The)
(Registered) 4,684 212,373
7,746,915
88,921,113
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 10.7%
Aerospace & Defense 0.6%
BAE Systems plc 258,707 4,406,562
Melrose Industries plc 117,974 1,001,251
Rolls-Royce Holdings plc* 714,687 3,843,460
9,251,273
Banks 1.5%
Barclays plc 1,292,821 3,004,203
HSBC Holdings plc 1,624,806 12,700,292
Lloyds Banking Group plc 5,376,068 3,519,160
NatWest Group plc 476,157 1,594,620
Standard Chartered plc 187,809 1,591,555
22,409,830
Beverages 0.6%
Coca-Cola Europacific
Partners plc 17,827 1,246,999

NVIT International Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
UNITED KINGDOM
Beverages
Diageo plc 188,879 6,975,419
8,222,418
Broadline Retail 0.1%
Next plc 10,076 1,176,445
Capital Markets 0.6%
3i Group plc 82,947 2,938,310
abrdn plc(a) 148,282 264,539
Hargreaves Lansdown plc 27,474 255,565
London Stock Exchange
Group plc 35,529 4,255,619
Schroders plc 65,633 312,679
St. James's Place plc 48,826 287,300
8,314,012
Chemicals 0.0%
†
Croda International plc 10,749 666,681
Commercial Services & Supplies 0.1%
Rentokil Initial plc 219,218 1,308,228
Consumer Staples Distribution & Retail 0.2%
J Sainsbury plc 129,442 442,361
Ocado Group plc*(a) 52,554 302,821
Tesco plc 603,945 2,260,024
3,005,206
Diversified Consumer Services 0.1%
Pearson plc 54,008 709,958
Diversified REITs 0.0%
†
Land Securities Group plc 57,633 478,307
Diversified Telecommunication Services 0.1%
BT Group plc 550,364 761,558
Electric Utilities 0.1%
SSE plc 92,684 1,932,553
Electronic Equipment, Instruments & Components 0.1%
Halma plc 32,273 964,335
Financial Services 0.1%
M&G plc 194,963 543,268
Wise plc, Class A* 49,856 585,106
1,128,374
Food Products 0.1%
Associated British Foods plc 29,424 928,812
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 76,086 962,139
Hotels, Restaurants & Leisure 0.7%
Compass Group plc 145,461 4,263,037
Entain plc 53,534 538,122
Flutter Entertainment plc* 15,110 3,016,914
InterContinental Hotels
Group plc 13,983 1,454,547
Whitbread plc 16,104 674,561
9,947,181
Household Durables 0.1%
Barratt Developments plc 87,500 526,223
Berkeley Group Holdings plc 9,492 570,799
Persimmon plc 26,416 438,296
Taylor Wimpey plc 303,173 525,440
2,060,758
Household Products 0.2%
Reckitt Benckiser Group plc 61,052 3,473,186
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 231,016 1,116,851
DCC plc 8,462 615,981
Smiths Group plc 30,004 622,485
2,355,317
Industrial REITs 0.1%
Segro plc 107,285 1,222,085
Insurance 0.3%
Admiral Group plc 22,672 811,449
Aviva plc 227,564 1,428,120
Legal & General Group plc 518,328 1,662,850
Phoenix Group Holdings plc 64,297 448,729
4,351,148
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 74,523 658,089
Machinery 0.1%
Spirax-Sarco Engineering plc 6,229 791,796
Media 0.1%
Informa plc 119,139 1,249,082
WPP plc 94,602 895,285
2,144,367
Multi-Utilities 0.3%
Centrica plc 436,308 702,618
National Grid plc 313,170 4,213,223
4,915,841
Oil, Gas & Consumable Fuels 0.6%
BP plc 1,456,898 9,154,181
Personal Care Products 0.7%
Unilever plc 213,093 10,695,758
Pharmaceuticals 1.2%
AstraZeneca plc 131,636 17,723,617
Professional Services 0.5%
Intertek Group plc 13,230 833,647
RELX plc 159,747 6,917,619
7,751,266
Software 0.1%
Sage Group plc (The) 86,880 1,387,510
Specialty Retail 0.1%
JD Sports Fashion plc 220,362 373,616
Kingfisher plc 172,677 543,135
916,751
Textiles, Apparel & Luxury Goods 0.0%
†
Burberry Group plc 30,483 467,655
Tobacco 0.5%
British American Tobacco plc 169,955 5,165,771
Imperial Brands plc 71,053 1,588,604
6,754,375
Trading Companies & Distributors 0.3%
Ashtead Group plc 37,359 2,655,520
Bunzl plc 29,357 1,130,497
3,786,017
Water Utilities 0.1%
Severn Trent plc 22,598 705,171
United Utilities Group plc 56,387 733,182
1,438,353

88 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Wireless Telecommunication Services 0.1%
Vodafone Group plc 1,933,140 1,711,610
155,926,990
UNITED STATES 7.2%
Automobiles 0.4%
Stellantis NV 130,240 3,695,497
Stellantis NV 56,713 1,611,914
5,307,411
Biotechnology 0.5%
CSL Ltd. 40,894 7,686,139
Construction & Engineering 0.1%
Ferrovial SE 43,357 1,715,933
Construction Materials 0.7%
CRH plc 59,180 5,105,556
Holcim AG 44,561 4,055,436
James Hardie Industries plc
CHDI* 37,764 1,516,400
10,677,392
Electrical Equipment 0.7%
Schneider Electric SE 46,238 10,455,904
Energy Equipment & Services 0.1%
Tenaris SA(a) 41,967 829,232
Food Products 1.6%
Nestle SA (Registered) 226,857 24,087,771
Insurance 0.2%
Swiss Re AG 25,847 3,322,835
Life Sciences Tools & Services 0.1%
QIAGEN NV* 18,850 806,076
Personal Care Products 0.2%
Haleon plc 592,400 2,486,143
Pharmaceuticals 2.3%
GSK plc 348,988 7,495,201
Roche Holding AG 62,303 15,941,835
Sanofi SA 96,872 9,504,827
32,941,863
Professional Services 0.2%
Experian plc 78,916 3,445,160
Software 0.1%
CyberArk Software Ltd.* 3,507 931,564
Monday.com Ltd.*(a) 2,312 522,212
1,453,776
105,215,635
Total Common Stocks
(cost $827,438,489) 1,436,918,194
Repurchase Agreements 2.5%
Principal
Amount ($) Value ($)
Bank of America
NA, 5.33%, dated
3/28/2024, due
4/1/2024, repurchase
price $2,001,185,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 4.00%, maturing
4/1/2042 - 8/1/2045;
total market value
$2,040,000.(c) 2,000,000 2,000,000
BofA Securities,
Inc., 5.33%, dated
3/28/2024, due
4/1/2024, repurchase
price $1,500,889,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 6.04%, maturing
2/25/2028 - 10/20/2069;
total market value
$1,530,000.(c) 1,500,000 1 ,500,000
Cantor Fitzgerald &
Co., 5.33%, dated
3/28/2024, due
4/1/2024, repurchase
price $2,345,519,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$2,391,013.(c) 2,344,130 2,344,130
Cantor Fitzgerald &
Co., 5.33%, dated
3/28/2024, due
4/1/2024, repurchase
price $15,008,884,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$15,300,000.(c) 15,000,000 15,000,00 0
MetLife, Inc., 5.31%,
dated 3/28/2024, due
4/1/2024, repurchase
price $2,501,475,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046;
total market value
$2,551,774.(c) 2,500,000 2,500,000

NVIT International Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 89
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 5.33%,
dated 3/28/2024, due
4/1/2024, repurchase
price $8,004,738,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
5/2/2024 - 12/20/2066;
total market value
$8,160,003.(c) 8,000,000 8,000,000
Santander US Capital
Markets, 5.34%,
dated 3/28/2024, due
4/1/2024, repurchase
price $5,002,967,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069;
total market value
$5,100,757.(c) 5,000,00 0 5,000,000
Total Repurchase Agreements
(cost $36,344,130) 36,344,130
Total Investments
(cost $863,782,619) — 101.0% 1,473,262,324
Liabilities in excess of other assets
— (1.0)% (14,430,427)
NET ASSETS — 100.0%
$ 1,458,831,897
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $84,704,396, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $36,344,130 and by $59,516,326 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/11/2024 – 2/15/2054, a total value of
$95,860,456.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $19,440,288 which represents 1.33% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $36,344,130.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

90 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Index Fund
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 91 6/2024 EUR 4,952,947 63,215
FTSE 100 Index 32 6/2024 GBP 3,226,257 63,661
Nikkei 225 Index 24 6/2024 JPY 3,184,701 46,816
SPI 200 Index 14 6/2024 AUD 1,813,444 31,415
Net contracts 205,107
As of March 31, 2024, the Fund had $743,222 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

NVIT International Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 91
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

92 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Index Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 32,881,058 $ – $ 32,881,058
Air Freight & Logistics – 7,037,781 – 7,037,781
Automobile Components – 9,777,201 – 9,777,201
Automobiles 6,275,567 51,241,144 – 57,516,711
Banks 10,878,467 134,829,254 – 145,707,721
Beverages 1,776,681 22,893,499 – 24,670,180
Biotechnology – 11,977,602 – 11,977,602
Broadline Retail 286,656 10,965,625 – 11,252,281
Building Products – 13,108,646 – 13,108,646
Capital Markets 274,541 40,947,263 – 41,221,804
Chemicals – 44,900,755 – 44,900,755
Commercial Services & Supplies – 5,265,750 – 5,265,750
Communications Equipment – 2,964,209 – 2,964,209
Construction & Engineering – 12,021,474 – 12,021,474
Construction Materials – 11,900,225 – 11,900,225
Consumer Staples Distribution & Retail – 15,989,521 – 15,989,521
Containers & Packaging – 1,611,000 – 1,611,000
Distributors – 423,531 – 423,531
Diversified Consumer Services – 1,003,730 – 1,003,730
Diversified REITs – 3,090,001 – 3,090,001
Diversified Telecommunication Services – 23,159,765 – 23,159,765
Electric Utilities 5,322,128 18,965,281 – 24,287,409
Electrical Equipment – 28,399,921 – 28,399,921
Electronic Equipment, Instruments &
Components – 19,495,209 – 19,495,209
Energy Equipment & Services 829,232 – – 829,232
Entertainment 1,626,661 9,570,951 – 11,197,612
Financial Services 368,362 15,560,620 – 15,928,982
Food Products – 38,749,269 – 38,749,269
Gas Utilities – 3,872,081 – 3,872,081
Ground Transportation 533,379 7,521,425 – 8,054,804
Health Care Equipment & Supplies 2,630,659 26,564,574 – 29,195,233
Health Care Providers & Services 409,686 3,264,060 – 3,673,746
Health Care Technology – 544,729 – 544,729
Hotels, Restaurants & Leisure – 24,039,662 – 24,039,662
Household Durables – 15,228,708 – 15,228,708
Household Products – 7,567,741 – 7,567,741
Independent Power and Renewable
Electricity Producers – 2,513,354 – 2,513,354
Industrial Conglomerates 435,897 23,959,202 – 24,395,099
Industrial REITs – 6,486,785 – 6,486,785
Insurance 478,241 74,168,187 – 74,646,428
Interactive Media & Services – 3,859,062 – 3,859,062
IT Services 664,853 11,009,463 – 11,674,316
Leisure Products – 2,228,820 – 2,228,820
Life Sciences Tools & Services – 7,151,353 – 7,151,353
Machinery – 43,689,880 – 43,689,880
Marine Transportation – 4,704,606 – 4,704,606
Media – 5,364,909 – 5,364,909
Metals & Mining – 41,599,971 – 41,599,971
Multi-Utilities – 12,412,824 – 12,412,824
Office REITs – 1,821,171 – 1,821,171
Oil, Gas & Consumable Fuels – 57,906,496 – 57,906,496
Paper & Forest Products – 3,913,447 – 3,913,447
Passenger Airlines – 1,744,582 – 1,744,582
Personal Care Products – 26,506,916 – 26,506,916
Pharmaceuticals 1,337,233 128,397,793 – 129,735,026
Professional Services – 24,129,633 – 24,129,633
Real Estate Management & Development 281,496 16,696,482 – 16,977,978

NVIT International Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 93
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Level 1 Level 2 Level 3 Total
Assets:
Retail REITs $ – $ 4,840,802 $ – $ 4,840,802
Semiconductors & Semiconductor
Equipment – 64,717,613 – 64,717,613
Software 2,770,120 26,221,353 – 28,991,473
Specialty Retail – 13,534,273 – 13,534,273
Technology Hardware, Storage &
Peripherals – 7,063,776 – 7,063,776
Textiles, Apparel & Luxury Goods – 44,792,828 – 44,792,828
Tobacco – 9,476,135 – 9,476,135
Trading Companies & Distributors 1,513,885 29,264,180 – 30,778,065
Transportation Infrastructure – 5,016,711 – 5,016,711
Water Utilities – 1,438,353 – 1,438,353
Wireless Telecommunication Services – 14,260,225 – 14,260,225
Total Common Stocks $ 38,693,744 $ 1,398,224,450 $ – $ 1,436,918,194
Futures Contracts 205,107 – – 205,107
Repurchase Agreements – 36,344,130 – 36,344,130
Total $ 38,898,851 $ 1,434,568,580 $ – $ 1,473,467,431
As of March 31, 2024, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

94 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Index Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 205,107
Total $ 205,107
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Mid Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 95
Common Stocks 99 .2%
Shares Value ($)
Aerospace & Defense 1 .3%
BWX Technologies, Inc. 41,105 4,218,195
Curtiss-Wright Corp. 17,064 4,367,360
Hexcel Corp. 37,700 2,746,445
Woodward, Inc.(a) 27,140 4,182,817
15,514,817
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 54,096 2,908,201
Automobile Components 1 .4%
Adient plc*(a) 41,507 1,366,410
Autoliv, Inc.(a) 33,275 4,007,308
Fox Factory Holding Corp.*(a) 18,610 969,023
Gentex Corp.(a) 103,955 3,754,854
Goodyear Tire & Rubber Co.
(The)*(a) 128,048 1,758,099
Lear Corp.(a) 26,253 3,803,535
Visteon Corp.*(a) 12,429 1,461,775
17,121,004
Automobiles 0 .4%
Harley-Davidson, Inc.(a) 57,579 2,518,506
Thor Industries, Inc.(a) 24,242 2,844,556
5,363,062
Banks 5 .3%
Associated Banc-Corp. 65,972 1,419,058
Bank OZK 48,593 2,209,038
Cadence Bank 81,433 2,361,557
Columbia Banking System,
Inc. 95,119 1,840,553
Commerce Bancshares, Inc.
(a) 53,007 2,819,972
Cullen/Frost Bankers, Inc. 29,311 3,299,539
East West Bancorp, Inc.(a) 64,478 5,100,854
First Financial Bankshares,
Inc.(a) 56,925 1,867,709
First Horizon Corp. 253,105 3,897,817
FNB Corp.(a) 166,218 2,343,674
Glacier Bancorp, Inc.(a) 50,079 2,017,182
Hancock Whitney Corp. 39,154 1,802,650
Home BancShares, Inc.(a) 83,709 2,056,730
International Bancshares Corp. 23,391 1,313,171
New York Community
Bancorp, Inc.(a) 317,495 1,022,334
Old National Bancorp 135,864 2,365,392
Pinnacle Financial Partners,
Inc.(a) 34,767 2,985,790
Prosperity Bancshares, Inc.(a) 42,860 2,819,331
SouthState Corp. 34,390 2,924,182
Synovus Financial Corp.(a) 67,665 2,710,660
Texas Capital Bancshares,
Inc.* 20,720 1,275,316
UMB Financial Corp. 19,930 1,733,711
United Bankshares, Inc.(a) 60,720 2,173,169
Valley National Bancorp(a) 195,661 1,557,461
Webster Financial Corp. 79,808 4,051,852
Wintrust Financial Corp.(a) 28,448 2,969,687
Zions Bancorp NA 66,733 2,896,212
65,834,601
Beverages 0 .7%
Boston Beer Co., Inc. (The),
Class A* 4,214 1,282,826
Celsius Holdings, Inc.* 66,826 5,541,212
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 2,134 1,806,239
8,630,277
Biotechnology 1 .9%
Arrowhead Pharmaceuticals,
Inc.*(a) 55,768 1,594,965
Cytokinetics, Inc.*(a) 44,223 3,100,475
Exelixis, Inc.* 136,138 3,230,555
Halozyme Therapeutics, Inc.* 59,608 2,424,853
Neurocrine Biosciences, Inc.* 45,149 6,226,950
Roivant Sciences Ltd.* 152,383 1,606,117
United Therapeutics Corp.* 21,246 4,880,631
23,064,546
Broadline Retail 0 .5%
Macy's, Inc. 124,138 2,481,519
Nordstrom, Inc.(a) 44,398 899,947
Ollie's Bargain Outlet
Holdings, Inc.* 27,422 2,181,969
5,563,435
Building Products 3 .6%
Advanced Drainage Systems,
Inc. 30,793 5,303,786
Carlisle Cos., Inc. 21,914 8,587,001
Fortune Brands Innovations,
Inc.(a) 57,231 4,845,749
Lennox International, Inc.(a) 14,517 7,095,329
Owens Corning(a) 40,344 6,729,379
Simpson Manufacturing Co.,
Inc.(a) 19,175 3,934,326
Trex Co., Inc.* 48,673 4,855,132
UFP Industries, Inc. 27,995 3,443,665
44,794,367
Capital Markets 3 .0%
Affiliated Managers Group, Inc. 16,308 2,731,101
Carlyle Group, Inc. (The)(a) 100,155 4,698,271
Evercore, Inc., Class A 16,694 3,215,098
Federated Hermes, Inc., Class
B 38,195 1,379,603
Houlihan Lokey, Inc., Class
A(a) 24,170 3,098,352
Interactive Brokers Group,
Inc., Class A(a) 48,861 5,458,262
Janus Henderson Group plc 61,626 2,026,879
Jefferies Financial Group, Inc. 81,814 3,607,998
Morningstar, Inc. 11,579 3,570,616
SEI Investments Co. 44,708 3,214,505
Stifel Financial Corp. 49,013 3,831,346
36,832,031
Chemicals 2 .4%
Arcadium Lithium plc*(a) 462,462 1,993,211
Ashland, Inc. 22,584 2,199,004
Avient Corp. 41,677 1,808,782
Axalta Coating Systems Ltd.* 99,298 3,414,858
Cabot Corp.(a) 25,008 2,305,738
Chemours Co. (The)(a) 66,469 1,745,476
NewMarket Corp.(a) 3,102 1,968,591
Olin Corp. 54,802 3,222,358
RPM International, Inc.(a) 58,269 6,931,097
Scotts Miracle-Gro Co. (The)
(a) 18,659 1,391,775

96 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Chemicals
Westlake Corp.(a) 15,117 2,309,878
29,290,768
Commercial Services & Supplies 1 .3%
Brink's Co. (The)(a) 20,655 1,908,109
Clean Harbors, Inc.* 22,961 4,622,279
MSA Safety, Inc.(a) 16,634 3,220,176
Stericycle, Inc.*(a) 41,350 2,181,213
Tetra Tech, Inc. 24,161 4,462,778
16,394,555
Communications Equipment 0 .4%
Ciena Corp.* 65,363 3,232,200
Lumentum Holdings, Inc.*(a) 30,591 1,448,484
4,680,684
Construction & Engineering 2 .3%
AECOM 61,970 6,078,018
Comfort Systems USA, Inc.(a) 16,042 5,096,704
EMCOR Group, Inc. 21,207 7,426,691
Fluor Corp.*(a) 77,300 3,268,244
MasTec, Inc.*(a) 27,311 2,546,751
MDU Resources Group, Inc. 91,871 2,315,149
Valmont Industries, Inc. 9,408 2,147,658
28,879,215
Construction Materials 0 .5%
Eagle Materials, Inc.(a) 15,561 4,228,702
Knife River Corp.* 25,164 2,040,297
6,268,999
Consumer Finance 0 .8%
Ally Financial, Inc. 123,188 5,000,201
FirstCash Holdings, Inc. 17,472 2,228,379
SLM Corp. 102,366 2,230,555
9,459,135
Consumer Staples Distribution & Retail 2 .0%
BJ's Wholesale Club Holdings,
Inc.* 59,764 4,521,147
Casey's General Stores, Inc.
(a) 16,673 5,309,517
Grocery Outlet Holding
Corp.*(a) 41,968 1,207,839
Performance Food Group Co.* 70,640 5,272,570
Sprouts Farmers Market,
Inc.*(a) 45,186 2,913,593
US Foods Holding Corp.* 102,521 5,533,058
24,757,724
Containers & Packaging 1 .7%
AptarGroup, Inc.(a) 29,532 4,249,360
Berry Global Group, Inc.(a) 53,211 3,218,201
Crown Holdings, Inc. 54,289 4,302,946
Graphic Packaging Holding
Co.(a) 139,317 4,065,270
Greif, Inc., Class A 11,643 803,949
Silgan Holdings, Inc.(a) 37,076 1,800,411
Sonoco Products Co. 45,254 2,617,491
21,057,628
Diversified Consumer Services 0 .9%
Graham Holdings Co., Class B 1,593 1,222,914
Grand Canyon Education,
Inc.* 13,022 1,773,727
H&R Block, Inc.(a) 64,046 3,145,299
Common Stocks
Shares Value ($)
Diversified Consumer Services
Service Corp. International 66,962 4,969,250
11,111,190
Diversified REITs 0 .5%
WP Carey, Inc.(a) 99,620 5,622,553
Diversified Telecommunication Services 0 .3%
Frontier Communications
Parent, Inc.*(a) 100,136 2,453,332
Iridium Communications, Inc. 55,410 1,449,526
3,902,858
Electric Utilities 0 .8%
ALLETE, Inc.(a) 25,161 1,500,602
IDACORP, Inc.(a) 22,492 2,089,282
OGE Energy Corp. 93,664 3,212,675
PNM Resources, Inc. 38,213 1,438,337
Portland General Electric
Co.(a) 46,942 1,971,564
10,212,460
Electrical Equipment 1 .5%
Acuity Brands, Inc. 13,674 3,674,614
EnerSys 18,208 1,719,928
nVent Electric plc 75,092 5,661,937
Regal Rexnord Corp. 29,922 5,388,952
Sensata Technologies Holding
plc 68,434 2,514,265
18,959,696
Electronic Equipment, Instruments & Components 2 .4%
Arrow Electronics, Inc.* 24,676 3,194,555
Avnet, Inc. 42,397 2,102,043
Belden, Inc.(a) 18,657 1,727,825
Cognex Corp. 76,609 3,249,754
Coherent Corp.*(a) 59,543 3,609,497
Crane NXT Co.(a) 21,192 1,311,785
IPG Photonics Corp.*(a) 12,924 1,172,078
Littelfuse, Inc. 11,161 2,704,868
Novanta, Inc.* 15,968 2,790,727
TD SYNNEX Corp. 26,593 3,007,668
Vishay Intertechnology, Inc.(a) 55,296 1,254,113
Vontier Corp.(a) 69,373 3,146,759
29,271,672
Energy Equipment & Services 1 .0%
ChampionX Corp.(a) 85,891 3,082,628
NOV, Inc.(a) 178,654 3,487,326
Valaris Ltd.*(a) 27,779 2,090,648
Weatherford International
plc*(a) 32,539 3,755,651
12,416,253
Entertainment 0 .2%
TKO Group Holdings, Inc.,
Class A(a) 27,180 2,348,624
Financial Services 1 .6%
Equitable Holdings, Inc. 52,794 2,006,700
Essent Group Ltd. 48,103 2,862,609
Euronet Worldwide, Inc.* 20,006 2,199,260
MGIC Investment Corp. 121,801 2,723,470
Voya Financial, Inc. 49,786 3,680,181
Western Union Co. (The) 136,090 1,902,538
WEX, Inc.*(a) 19,135 4,545,137
19,919,895

NVIT Mid Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Food Products 1 .1%
Darling Ingredients, Inc.*(a) 72,577 3,375,556
Flowers Foods, Inc. 87,274 2,072,758
Ingredion, Inc.(a) 29,957 3,500,476
Lancaster Colony Corp.(a) 9,061 1,881,335
Pilgrim's Pride Corp.*(a) 18,027 618,687
Post Holdings, Inc.*(a) 23,080 2,452,942
13,901,754
Gas Utilities 0 .9%
National Fuel Gas Co.(a) 41,582 2,233,785
New Jersey Resources Corp.
(a) 43,810 1,879,887
ONE Gas, Inc.(a) 24,963 1,610,863
Southwest Gas Holdings, Inc.
(a) 27,284 2,077,131
Spire, Inc. 24,571 1,507,922
UGI Corp. 96,320 2,363,693
11,673,281
Ground Transportation 2 .1%
Avis Budget Group, Inc.(a) 8,386 1,026,950
Hertz Global Holdings, Inc.*(a) 62,640 490,471
Knight-Swift Transportation
Holdings, Inc., Class A 73,271 4,031,370
Landstar System, Inc. 15,994 3,083,003
Ryder System, Inc.(a) 20,623 2,478,678
Saia, Inc.* 11,976 7,005,960
Werner Enterprises, Inc. 25,281 988,993
XPO, Inc.* 52,385 6,392,542
25,497,967
Health Care Equipment & Supplies 2 .2%
Enovis Corp.*(a) 22,355 1,396,070
Envista Holdings Corp.*(a) 78,120 1,670,206
Globus Medical, Inc., Class
A*(a) 52,161 2,797,916
Haemonetics Corp.*(a) 22,943 1,958,185
Integra LifeSciences Holdings
Corp.*(a) 29,854 1,058,324
Lantheus Holdings, Inc.*(a) 30,891 1,922,656
LivaNova plc* 24,078 1,346,923
Masimo Corp.*(a) 20,099 2,951,538
Neogen Corp.*(a) 87,390 1,379,014
Penumbra, Inc.*(a) 17,415 3,886,680
QuidelOrtho Corp.*(a) 22,074 1,058,228
Shockwave Medical, Inc.*(a) 16,645 5,420,111
26,845,851
Health Care Providers & Services 2 .1%
Acadia Healthcare Co., Inc.*(a) 41,356 3,276,222
Amedisys, Inc.* 14,247 1,313,004
Chemed Corp. 6,712 4,308,634
Encompass Health Corp. 45,149 3,728,405
HealthEquity, Inc.*(a) 38,851 3,171,407
Option Care Health, Inc.* 79,535 2,667,604
Progyny, Inc.*(a) 36,302 1,384,921
R1 RCM, Inc.*(a) 88,450 1,139,236
Tenet Healthcare Corp.* 46,135 4,849,250
25,838,683
Health Care REITs 0 .6%
Healthcare Realty Trust, Inc.,
Class A(a) 172,928 2,446,931
Omega Healthcare Investors,
Inc.(a) 110,999 3,515,338
Common Stocks
Shares Value ($)
Health Care REITs
Sabra Health Care REIT, Inc.
(a) 103,076 1,522,433
7,484,702
Health Care Technology 0 .1%
Doximity, Inc., Class A*(a) 54,892 1,477,144
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc.(a) 95,798 1,675,507
Hotels, Restaurants & Leisure 3 .6%
Aramark 119,494 3,885,945
Boyd Gaming Corp. 31,843 2,143,671
Choice Hotels International,
Inc.(a) 10,946 1,383,027
Churchill Downs, Inc. 30,656 3,793,680
Hilton Grand Vacations,
Inc.*(a) 32,840 1,550,376
Hyatt Hotels Corp., Class A(a) 19,995 3,191,602
Light & Wonder, Inc.*(a) 40,651 4,150,061
Marriott Vacations Worldwide
Corp.(a) 15,048 1,621,121
Penn Entertainment, Inc.*(a) 66,424 1,209,581
Planet Fitness, Inc., Class
A*(a) 38,583 2,416,453
Texas Roadhouse, Inc., Class
A(a) 30,130 4,654,181
Travel + Leisure Co. 33,068 1,619,009
Vail Resorts, Inc.(a) 17,184 3,829,111
Wendy's Co. (The) 77,589 1,461,777
Wingstop, Inc. 13,245 4,852,968
Wyndham Hotels & Resorts,
Inc. 37,474 2,876,129
44,638,692
Household Durables 2 .2%
Helen of Troy Ltd.* 10,365 1,194,463
KB Home 33,181 2,351,869
Leggett & Platt, Inc.(a) 60,984 1,167,844
Taylor Morrison Home Corp.,
Class A* 48,162 2,994,231
Tempur Sealy International,
Inc. 78,146 4,440,256
Toll Brothers, Inc.(a) 47,145 6,099,149
TopBuild Corp.*(a) 14,283 6,294,947
Whirlpool Corp.(a) 25,131 3,006,421
27,549,180
Independent Power and Renewable Electricity Producers
1 .0%
Ormat Technologies, Inc.(a) 23,442 1,551,626
Vistra Corp.(a) 152,125 10,595,506
12,147,132
Industrial REITs 1 .2%
EastGroup Properties, Inc. 21,253 3,820,652
First Industrial Realty Trust,
Inc. 58,946 3,097,023
Rexford Industrial Realty, Inc.
(a) 95,028 4,779,908
STAG Industrial, Inc.(a) 81,723 3,141,432
14,839,015
Insurance 4 .6%
American Financial Group,
Inc.(a) 30,136 4,112,961

98 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
Brighthouse Financial, Inc.* 30,893 1,592,225
CNO Financial Group, Inc. 49,361 1,356,440
Erie Indemnity Co., Class A(a) 11,249 4,517,261
Fidelity National Financial, Inc.
(a) 85,982 4,565,644
First American Financial Corp. 46,081 2,813,245
Hanover Insurance Group, Inc.
(The) 16,441 2,238,771
Kemper Corp.(a) 27,284 1,689,425
Kinsale Capital Group, Inc. 9,912 5,201,223
Old Republic International
Corp.(a) 120,996 3,716,997
Primerica, Inc.(a) 16,601 4,199,389
Reinsurance Group of
America, Inc. 30,836 5,947,648
RenaissanceRe Holdings Ltd.
(a) 23,905 5,618,392
RLI Corp. 17,922 2,660,880
Selective Insurance Group,
Inc.(a) 27,572 3,010,035
Unum Group 69,848 3,748,044
56,988,580
Interactive Media & Services 0 .3%
Ziff Davis, Inc.* 20,051 1,264,015
ZoomInfo Technologies, Inc.,
Class A* 134,344 2,153,534
3,417,549
IT Services 0 .8%
GoDaddy, Inc., Class A* 64,115 7,609,168
Kyndryl Holdings, Inc.* 104,779 2,279,991
9,889,159
Leisure Products 0 .8%
Brunswick Corp.(a) 31,135 3,005,150
Mattel, Inc.*(a) 159,216 3,154,069
Polaris, Inc.(a) 24,132 2,416,096
YETI Holdings, Inc.*(a) 39,035 1,504,799
10,080,114
Life Sciences Tools & Services 1 .2%
Azenta, Inc.*(a) 25,277 1,523,698
Bruker Corp. 41,979 3,943,507
Medpace Holdings, Inc.* 10,517 4,250,446
Repligen Corp.*(a) 23,431 4,309,429
Sotera Health Co.*(a) 54,894 659,277
14,686,357
Machinery 4 .9%
AGCO Corp.(a) 28,339 3,486,264
Chart Industries, Inc.*(a) 18,924 3,117,161
Crane Co.(a) 21,923 2,962,455
Donaldson Co., Inc. 53,526 3,997,322
Esab Corp. 25,304 2,797,863
Flowserve Corp.(a) 58,674 2,680,228
Graco, Inc. 75,576 7,063,333
ITT, Inc.(a) 37,077 5,043,584
Lincoln Electric Holdings, Inc.
(a) 25,807 6,592,140
Middleby Corp. (The)*(a) 24,224 3,894,977
Oshkosh Corp. 29,774 3,713,116
RBC Bearings, Inc.*(a) 13,015 3,518,605
Terex Corp.(a) 30,150 1,941,660
Timken Co. (The)(a) 29,157 2,549,197
Common Stocks
Shares Value ($)
Machinery
Toro Co. (The)(a) 47,053 4,311,466
Watts Water Technologies,
Inc., Class A 12,062 2,563,778
60,233,149
Marine Transportation 0 .2%
Kirby Corp.*(a) 26,376 2,514,160
Media 0 .6%
Cable One, Inc.(a) 1,998 845,414
New York Times Co. (The),
Class A 73,753 3,187,605
Nexstar Media Group, Inc.,
Class A(a) 14,873 2,562,469
TEGNA, Inc.(a) 88,673 1,324,774
7,920,262
Metals & Mining 2 .3%
Alcoa Corp.(a) 81,393 2,750,270
Cleveland-Cliffs, Inc.* 225,810 5,134,919
Commercial Metals Co. 52,727 3,098,766
MP Materials Corp.*(a) 66,011 943,957
Reliance, Inc.(a) 25,985 8,683,667
Royal Gold, Inc.(a) 29,546 3,598,998
United States Steel Corp.(a) 101,089 4,122,410
28,332,987
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Annaly Capital Management,
Inc.(a) 232,212 4,572,254
Starwood Property Trust, Inc.
(a) 143,979 2,927,093
7,499,347
Multi-Utilities 0 .3%
Black Hills Corp.(a) 31,625 1,726,725
Northwestern Energy Group,
Inc.(a) 26,022 1,325,300
3,052,025
Office REITs 0 .5%
COPT Defense Properties(a) 45,446 1,098,430
Cousins Properties, Inc.(a) 66,369 1,595,511
Kilroy Realty Corp.(a) 48,404 1,763,357
Vornado Realty Trust(a) 72,626 2,089,450
6,546,748
Oil, Gas & Consumable Fuels 4 .4%
Antero Midstream Corp.(a) 152,691 2,146,835
Antero Resources Corp.* 126,927 3,680,883
Chesapeake Energy Corp.(a) 50,294 4,467,616
Chord Energy Corp.(a) 18,698 3,332,732
Civitas Resources, Inc. 39,255 2,979,847
CNX Resources Corp.*(a) 65,429 1,551,976
DT Midstream, Inc.(a) 42,908 2,621,679
Equitrans Midstream Corp. 195,631 2,443,431
HF Sinclair Corp. 72,193 4,358,291
Matador Resources Co.(a) 50,012 3,339,301
Murphy Oil Corp. 66,247 3,027,488
Ovintiv, Inc. 114,874 5,961,961
PBF Energy, Inc., Class A 49,474 2,848,218
Permian Resources Corp.,
Class A(a) 207,166 3,658,552
Range Resources Corp.(a) 108,251 3,727,082

NVIT Mid Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Southwestern Energy Co.* 496,654 3,764,637
53,910,529
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 28,704 2,408,553
Personal Care Products 0 .8%
BellRing Brands, Inc.* 59,073 3,487,079
Coty, Inc., Class A*(a) 171,448 2,050,518
elf Beauty, Inc.* 24,962 4,893,301
10,430,898
Pharmaceuticals 0 .4%
Jazz Pharmaceuticals plc* 28,487 3,430,405
Perrigo Co. plc(a) 61,311 1,973,601
5,404,006
Professional Services 2 .7%
ASGN, Inc.*(a) 21,768 2,280,416
CACI International, Inc., Class
A* 10,221 3,872,021
Concentrix Corp.(a) 21,860 1,447,569
ExlService Holdings, Inc.*(a) 73,699 2,343,628
Exponent, Inc.(a) 22,498 1,860,360
FTI Consulting, Inc.* 15,650 3,291,038
Genpact Ltd. 75,063 2,473,326
Insperity, Inc. 16,095 1,764,173
KBR, Inc. 61,420 3,909,997
ManpowerGroup, Inc. 22,784 1,768,950
Maximus, Inc. 27,604 2,315,976
Paylocity Holding Corp.*(a) 19,637 3,374,815
Science Applications
International Corp.(a) 24,084 3,140,313
33,842,582
Real Estate Management & Development 0 .3%
Jones Lang LaSalle, Inc.*(a) 21,621 4,218,041
Residential REITs 1 .2%
American Homes 4 Rent,
Class A 143,900 5,292,642
Apartment Income REIT Corp.,
Class A 65,723 2,134,026
Equity LifeStyle Properties,
Inc. 84,569 5,446,243
Independence Realty Trust,
Inc.(a) 98,229 1,584,434
14,457,345
Retail REITs 0 .9%
Agree Realty Corp.(a) 45,048 2,573,142
Brixmor Property Group, Inc. 136,367 3,197,806
Kite Realty Group Trust 99,093 2,148,336
NNN REIT, Inc.(a) 82,490 3,525,623
11,444,907
Semiconductors & Semiconductor Equipment 2 .7%
Allegro MicroSystems, Inc.* 31,910 860,294
Amkor Technology, Inc.(a) 46,693 1,505,382
Cirrus Logic, Inc.* 24,164 2,236,620
Lattice Semiconductor
Corp.*(a) 62,031 4,852,685
MACOM Technology Solutions
Holdings, Inc.*(a) 24,533 2,346,336
MKS Instruments, Inc. 28,433 3,781,589
Onto Innovation, Inc.*(a) 22,123 4,006,033
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Power Integrations, Inc.(a) 24,753 1,771,077
Rambus, Inc.*(a) 48,234 2,981,343
Silicon Laboratories, Inc.*(a) 14,276 2,051,747
Synaptics, Inc.* 17,734 1,730,129
Universal Display Corp.(a) 19,560 3,294,882
Wolfspeed, Inc.*(a) 56,126 1,655,717
33,073,834
Software 2 .4%
Appfolio, Inc., Class A* 9,224 2,275,930
Aspen Technology, Inc.*(a) 12,669 2,702,044
Blackbaud, Inc.*(a) 19,382 1,436,981
CommVault Systems, Inc.* 19,497 1,977,581
Dolby Laboratories, Inc., Class
A(a) 27,311 2,287,842
Dropbox, Inc., Class A* 116,560 2,832,408
Dynatrace, Inc.* 109,037 5,063,678
Manhattan Associates, Inc.*(a) 27,842 6,966,904
Qualys, Inc.*(a) 16,626 2,774,381
Teradata Corp.* 44,346 1,714,860
30,032,609
Specialized REITs 1 .7%
CubeSmart(a) 101,623 4,595,392
EPR Properties 34,609 1,469,152
Gaming and Leisure
Properties, Inc. 122,462 5,641,824
Lamar Advertising Co., Class A 39,817 4,754,548
National Storage Affiliates
Trust(a) 34,033 1,332,732
PotlatchDeltic Corp.(a) 35,269 1,658,349
Rayonier, Inc.(a) 60,315 2,004,871
21,456,868
Specialty Retail 4 .2%
AutoNation, Inc.*(a) 11,862 1,964,110
Burlington Stores, Inc.* 28,866 6,702,397
Dick's Sporting Goods, Inc.(a) 26,269 5,906,847
Five Below, Inc.*(a) 24,729 4,485,346
Floor & Decor Holdings, Inc.,
Class A*(a) 48,091 6,233,555
GameStop Corp., Class A*(a) 119,550 1,496,766
Gap, Inc. (The)(a) 97,136 2,676,097
Lithia Motors, Inc., Class A(a) 12,487 3,756,839
Murphy USA, Inc. 8,559 3,587,933
Penske Automotive Group,
Inc.(a) 8,712 1,411,257
RH*(a) 6,933 2,414,487
Valvoline, Inc.* 58,188 2,593,439
Williams-Sonoma, Inc.(a) 28,897 9,175,664
52,404,737
Technology Hardware, Storage & Peripherals 0 .6%
Pure Storage, Inc., Class A* 133,736 6,952,935
Textiles, Apparel & Luxury Goods 1 .4%
Capri Holdings Ltd.* 52,516 2,378,975
Carter's, Inc.(a) 15,906 1,346,920
Columbia Sportswear Co.(a) 14,506 1,177,597
Crocs, Inc.* 27,291 3,924,446
PVH Corp.(a) 27,110 3,811,937
Skechers USA, Inc., Class A* 60,146 3,684,544
Under Armour, Inc., Class
A*(a) 94,093 694,406

100 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Under Armour, Inc., Class
C*(a) 75,206 536,971
17,555,796
Trading Companies & Distributors 1 .7%
Applied Industrial
Technologies, Inc. 17,447 3,446,655
Core & Main, Inc., Class A*(a) 77,450 4,434,013
GATX Corp.(a) 15,915 2,133,087
MSC Industrial Direct Co., Inc.,
Class A(a) 20,439 1,983,401
Watsco, Inc.(a) 14,193 6,130,950
WESCO International, Inc.(a) 20,016 3,428,340
21,556,446
Water Utilities 0 .4%
Essential Utilities, Inc.(a) 114,473 4,241,225
Total Common Stocks
(cost $762,827,896) 1,228,300,906
Repurchase Agreements 11 .6%
Principal
Amount ($)
Bank of America NA,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $10,005,923,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 4.00%, maturing
4/1/2042 - 8/1/2045;
total market value
$10,200,000.(b) 10,000,000 10,000,000
BofA Securities, Inc.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $6,003,554,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 6.04%, maturing
2/25/2028 - 10/20/2069;
total market value
$6,120,000.(b) 6,000,000 6,000,000
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $19,462,322,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$19,839,819.(b) 19,450,802 19,450,802
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $25,014,806,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$25,500,000.(b) 25,000,000 25,000,000
MetLife, Inc.,
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $23,908,098,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046;
total market value
$24,388,830.(b) 23,894,000 23,894,000
Pershing LLC,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $30,017,767,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $30,600,010.(b) 30,000,000 30,000,000
Santander US Capital
Markets,
5.34%, dated 3/28/2024,
due 4/1/2024, repurchase
price $30,017,800,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069;
total market value
$30,604,539.(b) 30,000,000 30,000,000
Total Repurchase Agreements
(cost $144,344,802) 144,344,802
Total Investments
(cost $907,172,698) — 110.8% 1,372,645,708
Liabilities in excess of other assets
— (10.8)% (133,328,723)
NET ASSETS — 100.0%
$ 1,239,316,985

NVIT Mid Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 101
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $328,822,353, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $144,344,802 and by $190,061,199 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/2/2024 – 2/15/2054, a total value of
$334,406,001.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $144,344,802.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 34 6/2024 USD 10,463,160 199,122
Net contracts 199,122
As of March 31, 2024, the Fund had $561,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

102 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Mid Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Mid Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 103
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,228,300,906 $ – $ – $ 1,228,300,906
Futures Contracts 199,122 – – 199,122
Repurchase Agreements – 144,344,802 – 144,344,802
Total $ 1,228,500,028 $ 144,344,802 $ – $ 1,372,844,830
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 199,122
Total $ 199,122
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

104 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks 98 .6%
Shares Value ($)
Aerospace & Defense 1 .5%
Axon Enterprise, Inc.* 5,840 1,827,219
Boeing Co. (The)* 46,482 8,970,561
General Dynamics Corp. 18,638 5,265,048
Howmet Aerospace, Inc. 31,672 2,167,315
Huntington Ingalls Industries,
Inc. 3,089 900,351
L3Harris Technologies, Inc. 15,623 3,329,261
Lockheed Martin Corp. 17,540 7,978,420
Northrop Grumman Corp. 11,454 5,482,572
RTX Corp. 108,211 10,553,819
Textron, Inc. 15,882 1,523,560
TransDigm Group, Inc. 4,523 5,570,527
53,568,653
Air Freight & Logistics 0 .4%
CH Robinson Worldwide, Inc. 9,253 704,523
Expeditors International of
Washington, Inc. 11,733 1,426,381
FedEx Corp. 18,875 5,468,843
United Parcel Service, Inc.,
Class B 58,834 8,744,497
16,344,244
Automobile Components 0 .1%
Aptiv plc* 22,875 1,821,994
BorgWarner, Inc.(a) 18,583 645,573
2,467,567
Automobiles 1 .3%
Ford Motor Co.(a) 316,983 4,209,534
General Motors Co.(a) 94,151 4,269,748
Tesla, Inc.* 225,560 39,651,192
48,130,474
Banks 3 .3%
Bank of America Corp. 528,944 20,057,556
Citigroup, Inc. 156,289 9,883,716
Citizens Financial Group, Inc. 40,947 1,485,967
Comerica, Inc. 11,533 634,200
Fifth Third Bancorp 58,161 2,164,171
Huntington Bancshares, Inc. 119,684 1,669,592
JPMorgan Chase & Co. 235,783 47,227,335
KeyCorp(a) 81,596 1,290,033
M&T Bank Corp. 13,604 1,978,566
PNC Financial Services
Group, Inc. (The) 32,590 5,266,544
Regions Financial Corp.(a) 78,252 1,646,422
Truist Financial Corp. 111,184 4,333,952
US Bancorp 127,298 5,690,221
Wells Fargo & Co. 293,511 17,011,897
120,340,172
Beverages 1 .4%
Brown-Forman Corp., Class
B(a) 15,771 814,099
Coca-Cola Co. (The) 317,345 19,415,167
Constellation Brands, Inc.,
Class A(a) 13,090 3,557,339
Keurig Dr Pepper, Inc. 83,990 2,575,973
Molson Coors Beverage Co.,
Class B 14,728 990,458
Monster Beverage Corp.* 59,637 3,535,281
PepsiCo, Inc. 112,130 19,623,871
50,512,188
Common Stocks
Shares Value ($)
Biotechnology 1 .9%
AbbVie, Inc. 143,992 26,220,943
Amgen, Inc. 43,763 12,442,696
Biogen, Inc.* 12,033 2,594,676
Gilead Sciences, Inc. 101,046 7,401,620
Incyte Corp.* 14,429 822,020
Moderna, Inc.* 27,317 2,910,900
Regeneron Pharmaceuticals,
Inc.* 8,616 8,292,814
Vertex Pharmaceuticals, Inc.* 21,137 8,835,477
69,521,146
Broadline Retail 3 .8%
Amazon.com, Inc.* 745,499 134,473,110
eBay, Inc. 41,645 2,198,023
Etsy, Inc.* 10,021 688,643
137,359,776
Building Products 0 .5%
A O Smith Corp. 10,396 930,026
Allegion plc 6,908 930,577
Builders FirstSource, Inc.* 9,975 2,080,286
Carrier Global Corp. 67,617 3,930,576
Johnson Controls International
plc(a) 55,348 3,615,331
Masco Corp. 17,778 1,402,329
Trane Technologies plc 18,812 5,647,363
18,536,488
Capital Markets 2 .8%
Ameriprise Financial, Inc. 8,147 3,571,971
Bank of New York Mellon
Corp. (The)(a) 62,447 3,598,196
BlackRock, Inc. 11,404 9,507,515
Blackstone, Inc.(a) 57,744 7,585,829
Cboe Global Markets, Inc. 8,825 1,621,417
Charles Schwab Corp. (The) 120,789 8,737,876
CME Group, Inc. 29,389 6,327,158
FactSet Research Systems,
Inc. 3,183 1,446,323
Franklin Resources, Inc.(a) 21,735 610,971
Goldman Sachs Group, Inc.
(The) 26,630 11,123,085
Intercontinental Exchange, Inc. 47,040 6,464,707
Invesco Ltd. 35,513 589,161
MarketAxess Holdings, Inc.(a) 2,947 646,130
Moody's Corp. 12,703 4,992,660
Morgan Stanley 102,144 9,617,879
MSCI, Inc., Class A 6,395 3,584,078
Nasdaq, Inc. 32,100 2,025,510
Northern Trust Corp. 16,939 1,506,216
Raymond James Financial,
Inc. 15,771 2,025,312
S&P Global, Inc. 26,318 11,196,993
State Street Corp. 25,550 1,975,526
T. Rowe Price Group, Inc. 17,905 2,182,977
100,937,490
Chemicals 1 .5%
Air Products & Chemicals, Inc. 18,279 4,428,453
Albemarle Corp.(a) 9,540 1,256,800
Celanese Corp., Class A(a) 8,475 1,456,513
CF Industries Holdings, Inc. 15,556 1,294,415
Corteva, Inc. 56,316 3,247,744
Dow, Inc. 58,129 3,367,413

NVIT S&P 500 Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Chemicals
DuPont de Nemours, Inc. 34,764 2,665,356
Eastman Chemical Co. 9,702 972,334
Ecolab, Inc. 20,674 4,773,627
FMC Corp.(a) 9,785 623,304
International Flavors &
Fragrances, Inc.(a) 20,320 1,747,317
Linde plc 39,704 18,435,361
LyondellBasell Industries NV,
Class A 20,385 2,084,978
Mosaic Co. (The) 27,086 879,212
PPG Industries, Inc. 19,377 2,807,727
Sherwin-Williams Co. (The) 19,135 6,646,160
56,686,714
Commercial Services & Supplies 0 .6%
Cintas Corp. 7,005 4,812,645
Copart, Inc.*(a) 71,959 4,167,865
Republic Services, Inc., Class
A 16,655 3,188,433
Rollins, Inc. 23,027 1,065,460
Veralto Corp. 17,564 1,557,224
Waste Management, Inc. 29,864 6,365,512
21,157,139
Communications Equipment 0 .8%
Arista Networks, Inc.* 20,751 6,017,375
Cisco Systems, Inc. 330,351 16,487,819
F5, Inc.* 4,653 882,162
Juniper Networks, Inc. 25,273 936,617
Motorola Solutions, Inc. 13,437 4,769,866
29,093,839
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 11,813 3,069,017
Construction Materials 0 .2%
Martin Marietta Materials, Inc. 5,034 3,090,574
Vulcan Materials Co. 10,674 2,913,148
6,003,722
Consumer Finance 0 .5%
American Express Co. 46,545 10,597,831
Capital One Financial Corp. 31,176 4,641,795
Discover Financial Services 20,042 2,627,306
Synchrony Financial 33,211 1,432,058
19,298,990
Consumer Staples Distribution & Retail 1 .8%
Costco Wholesale Corp. 36,109 26,454,537
Dollar General Corp. 18,025 2,812,981
Dollar Tree, Inc.* 17,238 2,295,240
Kroger Co. (The) 53,557 3,059,711
Sysco Corp. 40,281 3,270,012
Target Corp. 37,929 6,721,398
Walgreens Boots Alliance, Inc. 56,545 1,226,461
Walmart, Inc. 349,032 21,001,255
66,841,595
Containers & Packaging 0 .2%
Amcor plc 119,712 1,138,461
Avery Dennison Corp. 6,432 1,435,944
Ball Corp.(a) 25,343 1,707,104
International Paper Co. 28,336 1,105,671
Packaging Corp. of America 7,387 1,401,905
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 21,091 1,042,950
7,832,035
Distributors 0 .1%
Genuine Parts Co. 11,452 1,774,258
LKQ Corp. 22,920 1,224,157
Pool Corp.(a) 3,151 1,271,429
4,269,844
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 583,136 10,263,194
Verizon Communications, Inc. 342,875 14,387,035
24,650,229
Electric Utilities 1 .5%
Alliant Energy Corp. 20,588 1,037,635
American Electric Power Co.,
Inc. 42,889 3,692,743
Constellation Energy Corp. 26,104 4,825,324
Duke Energy Corp. 62,527 6,046,986
Edison International 32,001 2,263,431
Entergy Corp.(a) 17,037 1,800,470
Evergy, Inc. 19,154 1,022,441
Eversource Energy 28,047 1,676,369
Exelon Corp. 81,430 3,059,325
FirstEnergy Corp. 41,378 1,598,018
NextEra Energy, Inc. 167,332 10,694,188
NRG Energy, Inc. 19,142 1,295,722
PG&E Corp.(a) 174,003 2,916,290
Pinnacle West Capital Corp.(a) 8,702 650,301
PPL Corp.(a) 59,081 1,626,500
Southern Co. (The) 89,404 6,413,843
Xcel Energy, Inc. 45,821 2,462,879
53,082,465
Electrical Equipment 0 .7%
AMETEK, Inc. 18,810 3,440,349
Eaton Corp. plc 32,566 10,182,737
Emerson Electric Co. 46,597 5,285,032
Generac Holdings, Inc.* 4,937 622,753
Hubbell, Inc., Class B 4,302 1,785,545
Rockwell Automation, Inc. 9,532 2,776,957
24,093,373
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A(a) 49,290 5,685,601
CDW Corp. 10,979 2,808,209
Corning, Inc. 61,372 2,022,821
Jabil, Inc. 10,343 1,385,445
Keysight Technologies, Inc.* 14,082 2,202,143
TE Connectivity Ltd. 25,288 3,672,829
Teledyne Technologies, Inc.* 3,780 1,622,830
Trimble, Inc.*(a) 19,664 1,265,575
Zebra Technologies Corp.,
Class A*(a) 4,170 1,257,005
21,922,458
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 83,004 2,780,634
Halliburton Co.(a) 73,769 2,907,974
Schlumberger NV 117,355 6,432,228
12,120,836
Entertainment 1 .3%
Electronic Arts, Inc. 19,768 2,622,621

106 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 12,002 1,269,452
Netflix, Inc.* 35,294 21,435,105
Take-Two Interactive Software,
Inc.* 12,981 1,927,549
Walt Disney Co. (The)(a) 149,232 18,260,027
Warner Bros Discovery, Inc.* 178,895 1,561,753
47,076,507
Financial Services 4 .2%
Berkshire Hathaway, Inc.,
Class B* 148,389 62,400,542
Corpay, Inc.*(a) 6,037 1,862,656
Fidelity National Information
Services, Inc. 47,797 3,545,582
Fiserv, Inc.* 49,213 7,865,222
Global Payments, Inc. 21,588 2,885,452
Jack Henry & Associates, Inc. 5,685 987,655
Mastercard, Inc., Class A 67,287 32,403,401
PayPal Holdings, Inc.* 87,154 5,838,446
Visa, Inc., Class A(a) 128,989 35,998,250
153,787,206
Food Products 0 .8%
Archer-Daniels-Midland Co. 42,809 2,688,833
Bunge Global SA 11,960 1,226,139
Campbell Soup Co. 15,564 691,820
Conagra Brands, Inc. 39,142 1,160,169
General Mills, Inc.(a) 46,751 3,271,167
Hershey Co. (The) 12,275 2,387,487
Hormel Foods Corp. 23,374 815,519
J M Smucker Co. (The) 9,041 1,137,991
Kellanova 22,566 1,292,806
Kraft Heinz Co. (The) 64,275 2,371,748
Lamb Weston Holdings, Inc. 11,972 1,275,377
McCormick & Co., Inc.
(Non-Voting) 20,041 1,539,349
Mondelez International, Inc.,
Class A 109,741 7,681,870
Tyson Foods, Inc., Class A 22,538 1,323,657
28,863,932
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 12,287 1,460,556
Ground Transportation 1 .1%
CSX Corp. 162,415 6,020,724
JB Hunt Transport Services,
Inc. 6,495 1,294,129
Norfolk Southern Corp. 18,487 4,711,782
Old Dominion Freight Line, Inc. 14,838 3,254,122
Uber Technologies, Inc.* 167,833 12,921,462
Union Pacific Corp. 49,717 12,226,902
40,429,121
Health Care Equipment & Supplies 2 .5%
Abbott Laboratories 141,531 16,086,413
Align Technology, Inc.*(a) 5,700 1,869,144
Baxter International, Inc. 40,571 1,734,004
Becton Dickinson & Co. 23,464 5,806,167
Boston Scientific Corp.* 119,988 8,217,978
Cooper Cos., Inc. (The) 16,132 1,636,753
Dentsply Sirona, Inc. 16,794 557,393
Dexcom, Inc.* 31,760 4,405,112
Edwards Lifesciences Corp.* 49,201 4,701,648
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
GE HealthCare Technologies,
Inc. 33,053 3,004,848
Hologic, Inc.* 19,456 1,516,790
IDEXX Laboratories, Inc.* 6,822 3,683,402
Insulet Corp.* 5,547 950,756
Intuitive Surgical, Inc.* 28,803 11,494,989
Medtronic plc 108,515 9,457,082
ResMed, Inc.(a) 12,296 2,434,977
STERIS plc(a) 8,069 1,814,073
Stryker Corp. 27,575 9,868,265
Teleflex, Inc. 3,968 897,443
Zimmer Biomet Holdings, Inc. 16,749 2,210,533
92,347,770
Health Care Providers & Services 2 .6%
Cardinal Health, Inc. 19,749 2,209,913
Cencora, Inc.(a) 13,265 3,223,262
Centene Corp.* 43,902 3,445,429
Cigna Group (The) 23,809 8,647,191
CVS Health Corp. 102,635 8,186,168
DaVita, Inc.*(a) 4,450 614,322
Elevance Health, Inc. 19,260 9,987,080
HCA Healthcare, Inc. 16,139 5,382,841
Henry Schein, Inc.* 10,876 821,355
Humana, Inc. 9,962 3,454,025
Laboratory Corp. of America
Holdings 7,154 1,562,863
McKesson Corp. 10,714 5,751,811
Molina Healthcare, Inc.* 4,861 1,997,045
Quest Diagnostics, Inc. 9,434 1,255,760
UnitedHealth Group, Inc.(a) 75,434 37,317,200
Universal Health Services,
Inc., Class B 5,255 958,827
94,815,092
Health Care REITs 0 .2%
Healthpeak Properties, Inc. 57,721 1,082,269
Ventas, Inc. 31,831 1,385,922
Welltower, Inc. 45,485 4,250,118
6,718,309
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc.(a) 55,371 1,145,072
Hotels, Restaurants & Leisure 2 .0%
Airbnb, Inc., Class A* 35,457 5,848,987
Booking Holdings, Inc. 2,848 10,332,202
Caesars Entertainment, Inc.* 17,288 756,177
Carnival Corp.*(a) 82,742 1,352,004
Chipotle Mexican Grill, Inc.,
Class A* 2,223 6,461,750
Darden Restaurants, Inc.(a) 10,116 1,690,889
Domino's Pizza, Inc. 2,875 1,428,530
Expedia Group, Inc.* 11,053 1,522,551
Hilton Worldwide Holdings,
Inc. 20,565 4,386,720
Las Vegas Sands Corp. 29,857 1,543,607
Marriott International, Inc.,
Class A 20,088 5,068,403
McDonald's Corp. 59,157 16,679,316
MGM Resorts International* 22,509 1,062,650
Norwegian Cruise Line
Holdings Ltd.*(a) 32,777 686,023

NVIT S&P 500 Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Royal Caribbean Cruises
Ltd.*(a) 18,898 2,627,011
Starbucks Corp. 92,639 8,466,278
Wynn Resorts Ltd. 8,098 827,859
Yum! Brands, Inc. 23,217 3,219,037
73,959,994
Household Durables 0 .4%
DR Horton, Inc. 24,267 3,993,135
Garmin Ltd.(a) 12,704 1,891,245
Lennar Corp., Class A 20,229 3,478,983
Mohawk Industries, Inc.* 4,471 585,209
NVR, Inc.* 264 2,138,389
PulteGroup, Inc. 17,221 2,077,197
14,164,158
Household Products 1 .2%
Church & Dwight Co., Inc. 19,779 2,063,148
Clorox Co. (The) 10,019 1,534,009
Colgate-Palmolive Co. 67,221 6,053,251
Kimberly-Clark Corp. 27,228 3,521,942
Procter & Gamble Co. (The) 192,221 31,187,857
44,360,207
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) 54,846 983,389
Industrial Conglomerates 0 .9%
3M Co. 44,691 4,740,374
General Electric Co. 88,766 15,581,096
Honeywell International, Inc. 53,767 11,035,677
31,357,147
Industrial REITs 0 .3%
Prologis, Inc. 75,357 9,812,989
Insurance 2 .1%
Aflac, Inc. 43,348 3,721,859
Allstate Corp. (The) 21,553 3,728,885
American International Group,
Inc. 57,085 4,462,334
Aon plc, Class A 16,185 5,401,258
Arch Capital Group Ltd.* 29,978 2,771,166
Arthur J Gallagher & Co. 17,438 4,360,198
Assurant, Inc. 4,031 758,795
Brown & Brown, Inc. 19,318 1,691,098
Chubb Ltd. 33,146 8,589,123
Cincinnati Financial Corp. 12,556 1,559,079
Everest Group Ltd. 3,455 1,373,362
Globe Life, Inc. 7,116 828,089
Hartford Financial Services
Group, Inc. (The) 24,388 2,513,183
Loews Corp. 15,820 1,238,548
Marsh & McLennan Cos., Inc. 40,465 8,334,981
MetLife, Inc. 50,653 3,753,894
Principal Financial Group, Inc. 18,084 1,560,830
Progressive Corp. (The) 47,714 9,868,209
Prudential Financial, Inc. 29,245 3,433,363
Travelers Cos., Inc. (The) 18,822 4,331,695
W R Berkley Corp.(a) 16,265 1,438,477
Willis Towers Watson plc 8,405 2,311,375
78,029,801
Interactive Media & Services 6 .1%
Alphabet, Inc., Class A* 480,612 72,538,769
Common Stocks
Shares Value ($)
Interactive Media & Services
Alphabet, Inc., Class C* 402,381 61,266,531
Match Group, Inc.*(a) 22,017 798,777
Meta Platforms, Inc., Class
A(a) 179,428 87,126,648
221,730,725
IT Services 1 .1%
Accenture plc, Class A 51,186 17,741,580
Akamai Technologies, Inc.* 12,450 1,354,062
Cognizant Technology
Solutions Corp., Class A(a) 40,742 2,985,981
EPAM Systems, Inc.* 4,639 1,281,106
Gartner, Inc.* 6,393 3,047,351
International Business
Machines Corp. 74,472 14,221,173
VeriSign, Inc.* 7,137 1,352,533
41,983,786
Leisure Products 0 .0%
†
Hasbro, Inc. 10,037 567,291
Life Sciences Tools & Services 1 .4%
Agilent Technologies, Inc. 24,231 3,525,853
Bio-Rad Laboratories, Inc.,
Class A* 1,681 581,408
Bio-Techne Corp.(a) 13,140 924,925
Charles River Laboratories
International, Inc.*(a) 4,419 1,197,328
Danaher Corp. 53,636 13,393,982
Illumina, Inc.* 12,978 1,782,139
IQVIA Holdings, Inc.* 14,789 3,739,990
Mettler-Toledo International,
Inc.* 1,763 2,347,064
Revvity, Inc. 9,805 1,029,525
Thermo Fisher Scientific, Inc. 31,511 18,314,508
Waters Corp.* 4,702 1,618,569
West Pharmaceutical
Services, Inc. 5,972 2,363,180
50,818,471
Machinery 1 .8%
Caterpillar, Inc. 41,606 15,245,687
Cummins, Inc. 11,669 3,438,271
Deere & Co. 21,237 8,722,885
Dover Corp. 11,158 1,977,086
Fortive Corp. 28,838 2,480,645
IDEX Corp. 6,374 1,555,384
Illinois Tool Works, Inc.(a) 22,275 5,977,051
Ingersoll Rand, Inc. 32,953 3,128,887
Nordson Corp. 4,354 1,195,347
Otis Worldwide Corp. 33,411 3,316,710
PACCAR, Inc. 43,008 5,328,261
Parker-Hannifin Corp. 10,517 5,845,243
Pentair plc 12,775 1,091,496
Snap-on, Inc. 4,202 1,244,716
Stanley Black & Decker, Inc. 12,256 1,200,230
Westinghouse Air Brake
Technologies Corp. 14,500 2,112,360
Xylem, Inc. 19,640 2,538,274
66,398,533
Media 0 .6%
Charter Communications, Inc.,
Class A*(a) 8,161 2,371,831

108 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Media
Comcast Corp., Class A(a) 323,160 14,008,986
Fox Corp., Class A 20,342 636,094
Fox Corp., Class B 9,417 269,515
Interpublic Group of Cos., Inc.
(The)(a) 30,709 1,002,034
News Corp., Class A 30,655 802,548
News Corp., Class B(a) 9,114 246,625
Omnicom Group, Inc. 16,409 1,587,735
Paramount Global, Class B(a) 39,422 463,997
21,389,365
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 118,133 5,554,614
Newmont Corp.(a) 95,450 3,420,928
Nucor Corp. 19,791 3,916,639
Steel Dynamics, Inc.(a) 12,359 1,831,974
14,724,155
Multi-Utilities 0 .6%
Ameren Corp.(a) 21,913 1,620,685
CenterPoint Energy, Inc. 52,666 1,500,454
CMS Energy Corp.(a) 23,400 1,411,956
Consolidated Edison, Inc. 28,660 2,602,615
Dominion Energy, Inc.(a) 68,014 3,345,609
DTE Energy Co. 16,607 1,862,309
NiSource, Inc.(a) 32,080 887,333
Public Service Enterprise
Group, Inc. 41,484 2,770,301
Sempra 51,224 3,679,420
WEC Energy Group, Inc. 25,835 2,121,570
21,802,252
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. 12,836 1,654,689
Boston Properties, Inc. 12,518 817,550
2,472,239
Oil, Gas & Consumable Fuels 3 .6%
APA Corp. 25,361 871,911
Chevron Corp. 141,456 22,313,269
ConocoPhillips 96,005 12,219,516
Coterra Energy, Inc. 63,132 1,760,120
Devon Energy Corp. 52,874 2,653,217
Diamondback Energy, Inc. 14,714 2,915,873
EOG Resources, Inc. 47,287 6,045,170
EQT Corp.(a) 33,251 1,232,615
Exxon Mobil Corp. 323,861 37,645,603
Hess Corp. 22,622 3,453,022
Kinder Morgan, Inc. 156,594 2,871,934
Marathon Oil Corp.(a) 46,561 1,319,539
Marathon Petroleum Corp. 30,013 6,047,620
Occidental Petroleum Corp.(a) 53,204 3,457,728
ONEOK, Inc. 47,487 3,807,033
Phillips 66 35,706 5,832,218
Pioneer Natural Resources
Co. 18,963 4,977,788
Targa Resources Corp. 18,746 2,099,365
Valero Energy Corp.(a) 27,509 4,695,511
Williams Cos., Inc. (The) 99,456 3,875,800
130,094,852
Passenger Airlines 0 .2%
American Airlines Group, Inc.* 54,960 843,636
Delta Air Lines, Inc.(a) 51,575 2,468,895
Common Stocks
Shares Value ($)
Passenger Airlines
Southwest Airlines Co.(a) 47,487 1,386,146
United Airlines Holdings,
Inc.*(a) 26,375 1,262,835
5,961,512
Personal Care Products 0 .2%
Estee Lauder Cos., Inc. (The),
Class A 19,289 2,973,399
Kenvue, Inc. 138,819 2,979,056
5,952,455
Pharmaceuticals 3 .8%
Bristol-Myers Squibb Co. 166,548 9,031,898
Catalent, Inc.* 14,088 795,268
Eli Lilly & Co. 65,035 50,594,629
Johnson & Johnson 196,331 31,057,601
Merck & Co., Inc. 206,668 27,269,842
Pfizer, Inc. 460,506 12,779,041
Viatris, Inc. 95,453 1,139,709
Zoetis, Inc., Class A 37,719 6,382,432
139,050,420
Professional Services 0 .7%
Automatic Data Processing,
Inc. 33,423 8,347,060
Broadridge Financial
Solutions, Inc. 9,563 1,959,076
Dayforce, Inc.*(a) 13,476 892,246
Equifax, Inc. 10,078 2,696,067
Jacobs Solutions, Inc. 10,022 1,540,682
Leidos Holdings, Inc. 10,902 1,429,143
Paychex, Inc. 26,229 3,220,921
Paycom Software, Inc. 3,785 753,253
Robert Half, Inc. 8,760 694,493
Verisk Analytics, Inc., Class A 11,990 2,826,403
24,359,344
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 24,579 2,390,062
CoStar Group, Inc.* 33,307 3,217,456
5,607,518
Residential REITs 0 .3%
AvalonBay Communities, Inc. 11,456 2,125,775
Camden Property Trust(a) 8,878 873,595
Equity Residential 28,632 1,806,966
Essex Property Trust, Inc. 5,368 1,314,140
Invitation Homes, Inc. 48,391 1,723,204
Mid-America Apartment
Communities, Inc. 9,438 1,241,852
UDR, Inc. 24,803 927,880
10,013,412
Retail REITs 0 .3%
Federal Realty Investment
Trust(a) 6,116 624,566
Kimco Realty Corp. 56,787 1,113,593
Realty Income Corp. 67,217 3,636,440
Regency Centers Corp. 13,290 804,842
Simon Property Group, Inc. 26,856 4,202,696
10,382,137
Semiconductors & Semiconductor Equipment 10 .1%
Advanced Micro Devices, Inc.* 131,770 23,783,167
Analog Devices, Inc. 40,765 8,062,909
Applied Materials, Inc. 67,860 13,994,768

NVIT S&P 500 Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc. 35,799 47,448,353
Enphase Energy, Inc.* 11,600 1,403,368
First Solar, Inc.*(a) 8,640 1,458,432
Intel Corp. 343,846 15,187,678
KLA Corp. 11,039 7,711,514
Lam Research Corp. 10,766 10,459,923
Microchip Technology, Inc. 43,775 3,927,055
Micron Technology, Inc. 89,553 10,557,403
Monolithic Power Systems,
Inc. 3,885 2,631,777
NVIDIA Corp. 201,447 182,019,451
NXP Semiconductors NV 20,826 5,160,058
ON Semiconductor Corp.* 35,027 2,576,236
Qorvo, Inc.* 8,062 925,759
QUALCOMM, Inc. 90,482 15,318,603
Skyworks Solutions, Inc. 12,928 1,400,361
Teradyne, Inc. 12,154 1,371,336
Texas Instruments, Inc. 74,379 12,957,565
368,355,716
Software 10 .6%
Adobe, Inc.* 36,864 18,601,574
ANSYS, Inc.* 7,036 2,442,618
Autodesk, Inc.* 17,289 4,502,401
Cadence Design Systems,
Inc.* 22,194 6,908,548
Fair Isaac Corp.* 2,005 2,505,468
Fortinet, Inc.* 52,510 3,586,958
Gen Digital, Inc.(a) 45,482 1,018,797
Intuit, Inc. 22,857 14,857,050
Microsoft Corp. 606,155 255,021,532
Oracle Corp. 129,581 16,276,670
Palo Alto Networks, Inc.* 25,349 7,202,411
PTC, Inc.*(a) 9,611 1,815,902
Roper Technologies, Inc. 8,700 4,879,308
Salesforce, Inc. 79,355 23,900,139
ServiceNow, Inc.* 16,719 12,746,566
Synopsys, Inc.* 12,375 7,072,313
Tyler Technologies, Inc.*(a) 3,409 1,448,859
384,787,114
Specialized REITs 1 .0%
American Tower Corp. 38,101 7,528,376
Crown Castle, Inc. 35,761 3,784,587
Digital Realty Trust, Inc. 24,483 3,526,531
Equinix, Inc. 7,657 6,319,552
Extra Space Storage, Inc. 17,011 2,500,617
Iron Mountain, Inc. 23,713 1,902,020
Public Storage 12,960 3,759,177
SBA Communications Corp.,
Class A(a) 8,899 1,928,413
VICI Properties, Inc., Class
A(a) 84,397 2,514,187
Weyerhaeuser Co.(a) 59,614 2,140,739
35,904,199
Specialty Retail 2 .0%
AutoZone, Inc.* 1,420 4,475,343
Bath & Body Works, Inc. 19,150 957,883
Best Buy Co., Inc. 15,770 1,293,613
CarMax, Inc.*(a) 12,857 1,119,973
Home Depot, Inc. (The) 81,170 31,136,812
Lowe's Cos., Inc. 47,107 11,999,566
Common Stocks
Shares Value ($)
Specialty Retail
O'Reilly Automotive, Inc.*(a) 4,783 5,399,433
Ross Stores, Inc. 27,218 3,994,514
TJX Cos., Inc. (The) 93,475 9,480,234
Tractor Supply Co.(a) 8,826 2,309,941
Ulta Beauty, Inc.* 4,010 2,096,749
74,264,061
Technology Hardware, Storage & Peripherals 5 .9%
Apple, Inc. 1,183,822 203,001,796
Hewlett Packard Enterprise
Co. 105,489 1,870,320
HP, Inc. 71,190 2,151,362
NetApp, Inc. 17,340 1,820,180
Seagate Technology Holdings
plc 15,377 1,430,830
Super Micro Computer, Inc.*(a) 3,969 4,008,809
Western Digital Corp.* 27,324 1,864,590
216,147,887
Textiles, Apparel & Luxury Goods 0 .5%
Deckers Outdoor Corp.* 2,093 1,970,057
Lululemon Athletica, Inc.* 9,279 3,624,842
NIKE, Inc., Class B 99,037 9,307,497
Ralph Lauren Corp., Class
A(a) 3,037 570,227
Tapestry, Inc.(a) 19,167 910,049
VF Corp. 25,696 394,177
16,776,849
Tobacco 0 .5%
Altria Group, Inc. 145,527 6,347,888
Philip Morris International, Inc. 126,700 11,608,254
17,956,142
Trading Companies & Distributors 0 .3%
Fastenal Co. 46,723 3,604,212
United Rentals, Inc. 5,569 4,015,862
WW Grainger, Inc.(a) 3,571 3,632,778
11,252,852
Water Utilities 0 .0%
†
American Water Works Co.,
Inc. 16,346 1,997,645
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 41,776 6,818,679
Total Common Stocks
(cost $1,021,697,257) 3,594,721,315
Repurchase Agreements 0 .9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $16,023,938,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074;
total market value
$16,334,742.(b) 16,014,453 16,014,453

110 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT S&P 500 Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $5,002,962,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $5,100,000.
(b) 5,000,000 5,000,000
MetLife, Inc.,
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $5,002,950,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046; total
market value $5,103,547.
(b) 5,000,000 5,000,000
Pershing LLC,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $5,002,962,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $5,100,002.(b) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $31,014,453) 31,014,453
Total Investments
(cost $1,052,711,710) — 99.5% 3,625,735,768
Other assets in excess of liabilities — 0.5% 19,123,345
NET ASSETS — 100.0%
$ 3,644,859,113
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $176,251,574, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $31,014,453 and by $148,615,269 of collateral in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/2/2024 – 11/15/2053, a total value of
$179,629,722.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $31,014,453.
REIT Real Estate Investment Trust
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 191 6/2024 USD 50,696,175 731,804
Net contracts 731,804
As of March 31, 2024, the Fund had $2,671,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT S&P 500 Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 111
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

112 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT S&P 500 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,594,721,315 $ – $ – $ 3,594,721,315
Futures Contracts 731,804 – – 731,804
Repurchase Agreements – 31,014,453 – 31,014,453
Total $ 3,595,453,119 $ 31,014,453 $ – $ 3,626,467,572
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 731,804
Total $ 731,804
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 113
Closed End Fund
Closed End Fund 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 5,320 35,112
Total Closed End Fund
(cost  $54,894) 35,112
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 1.0%
AAR Corp.* 5,474 327,728
AeroVironment, Inc.*(a) 4,225 647,608
AerSale Corp.*(a) 5,138 36,891
Archer Aviation, Inc., Class
A*(a) 23,659 109,304
Astronics Corp.*(a) 4,662 88,764
Cadre Holdings, Inc. 2,923 105,812
Ducommun, Inc.* 2,094 107,422
Eve Holding, Inc.*(a) 2,638 14,245
Kaman Corp. 4,464 204,764
Kratos Defense & Security
Solutions, Inc.* 22,236 408,698
Leonardo DRS, Inc.* 10,429 230,377
Moog, Inc., Class A 4,526 722,576
National Presto Industries, Inc. 740 62,012
Park Aerospace Corp.(a) 2,647 44,020
Parsons Corp.* 6,460 535,857
Redwire Corp.*(a) 628 2,757
Rocket Lab USA, Inc.*(a) 43,801 180,022
Terran Orbital Corp.*(a) 13,199 17,291
Triumph Group, Inc.*(a) 9,852 148,174
V2X, Inc.* 1,769 82,630
Virgin Galactic Holdings,
Inc.*(a) 55,816 82,608
4,159,560
Air Freight & Logistics 0.2%
Air Transport Services Group,
Inc.* 7,875 108,360
Forward Air Corp. 3,938 122,511
Hub Group, Inc., Class A 9,890 427,446
Radiant Logistics, Inc.*(a) 5,309 28,775
687,092
Automobile Components 1.3%
Adient plc*(a) 14,595 480,467
American Axle &
Manufacturing Holdings,
Inc.* 17,494 128,756
Cooper-Standard Holdings,
Inc.* 2,530 41,897
Dana, Inc.(a) 20,343 258,356
Dorman Products, Inc.* 4,065 391,825
Fox Factory Holding Corp.* 6,723 350,067
Gentherm , Inc.*(a) 5,182 298,380
Goodyear Tire & Rubber Co.
(The)* 44,141 606,056
Holley, Inc.*(a) 7,906 35,261
LCI Industries(a) 3,900 479,934
Luminar Technologies, Inc.,
Class A*(a) 45,196 89,036
Common Stocks
Shares Value ($)
Automobile Components
Modine Manufacturing Co.*(a) 8,024 763,805
Patrick Industries, Inc.(a) 3,386 404,525
Solid Power, Inc.*(a) 23,719 48,150
Standard Motor Products, Inc. 3,100 104,005
Stoneridge, Inc.* 3,976 73,317
Visteon Corp.*(a) 4,341 510,545
XPEL, Inc. Reg. S*(a) 3,460 186,909
5,251,291
Automobiles 0.1%
Livewire Group, Inc.*(a) 2,867 20,728
Winnebago Industries, Inc.(a) 4,555 337,070
Workhorse Group, Inc.*(a) 23,904 5,608
363,406
Banks 8.3%
1st Source Corp. 2,744 143,840
ACNB Corp.(a) 1,409 52,978
Amalgamated Financial Corp. 2,917 70,008
Amerant Bancorp, Inc., Class
A(a) 4,329 100,822
American National
Bankshares , Inc.(a) 1,721 82,195
Ameris Bancorp(a) 9,972 482,445
Ames National Corp.(a) 1,751 35,335
Arrow Financial Corp. 2,431 60,824
Associated Banc-Corp. 25,368 545,666
Atlantic Union Bankshares
Corp. 11,203 395,578
Axos Financial, Inc.* 8,382 452,963
Banc of California, Inc.(a) 21,065 320,399
BancFirst Corp.(a) 3,622 318,845
Bancorp, Inc. (The)* 8,071 270,056
Bank First Corp.(a) 1,512 131,045
Bank of Hawaii Corp.(a) 5,495 342,833
Bank of Marin Bancorp(a) 2,695 45,195
Bank of NT Butterfield & Son
Ltd. (The) 8,159 261,006
Bank7 Corp. 774 21,827
BankUnited, Inc. 10,264 287,392
Bankwell Financial Group, Inc. 1,138 29,520
Banner Corp. 4,634 222,432
Bar Harbor Bankshares 3,092 81,876
BayCom Corp. 1,915 39,468
BCB Bancorp, Inc. 2,988 31,225
Berkshire Hills Bancorp, Inc. 5,986 137,199
Blue Foundry Bancorp*(a) 3,416 31,974
Bridgewater Bancshares, Inc.* 3,221 37,492
Brookline Bancorp, Inc. 11,891 118,434
Burke & Herbert Financial
Services Corp.(a) 1,092 61,185
Business First Bancshares,
Inc. 4,047 90,167
Byline Bancorp, Inc. 4,406 95,698
C&F Financial Corp.(a) 587 28,763
Cadence Bank(a) 23,154 671,466
Cambridge Bancorp 1,183 80,633
Camden National Corp. 2,422 81,185
Capital Bancorp, Inc. 1,596 33,245
Capital City Bank Group, Inc. 2,265 62,740
Capitol Federal Financial, Inc.
(a) 19,252 114,742

114 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Capstar Financial Holdings,
Inc.(a) 3,580 71,958
Carter Bankshares , Inc.*(a) 3,912 49,448
Cathay General Bancorp 10,862 410,909
Central Pacific Financial Corp. 3,687 72,818
Central Valley Community
Bancorp(a) 1,538 30,591
Chemung Financial Corp. 508 21,580
ChoiceOne Financial Services,
Inc.(a) 986 26,967
Citizens & Northern Corp. 2,310 43,382
Citizens Financial Services,
Inc. 564 27,749
City Holding Co. 1,983 206,668
Civista Bancshares, Inc. 2,448 37,650
CNB Financial Corp. 3,932 80,173
Coastal Financial Corp.*(a) 1,665 64,719
Codorus Valley Bancorp, Inc. 1,414 32,183
Colony Bankcorp , Inc. 2,473 28,439
Columbia Financial, Inc.*(a) 4,683 80,594
Community Bank System, Inc.
(a) 7,430 356,863
Community Trust Bancorp, Inc. 2,652 113,108
ConnectOne Bancorp, Inc. 5,989 116,785
CrossFirst Bankshares , Inc.* 7,329 101,433
Customers Bancorp, Inc.*(a) 4,424 234,737
CVB Financial Corp. 19,618 349,985
Dime Community Bancshares,
Inc. 5,411 104,216
Eagle Bancorp, Inc. 3,931 92,339
Eastern Bankshares , Inc. 25,373 349,640
Enterprise Bancorp, Inc. 1,543 40,072
Enterprise Financial Services
Corp. 6,361 258,002
Equity Bancshares, Inc., Class
A(a) 2,635 90,565
Esquire Financial Holdings,
Inc. 1,024 48,609
ESSA Bancorp, Inc.(a) 1,201 21,894
Evans Bancorp, Inc.(a) 833 24,873
Farmers & Merchants
Bancorp, Inc. 2,175 48,481
Farmers National Banc Corp. 6,208 82,939
FB Financial Corp. 6,270 236,128
Fidelity D&D Bancorp, Inc.(a) 857 41,505
Financial Institutions, Inc. 2,681 50,456
First Bancorp(a) 29,175 622,020
First Bancorp, Inc. (The) 1,741 42,898
First Bancshares, Inc. (The) 5,432 140,960
First Bank 3,241 44,531
First Busey Corp. 9,556 229,822
First Business Financial
Services, Inc. 1,356 50,850
First Commonwealth Financial
Corp. 14,091 196,147
First Community Bankshares ,
Inc.(a) 2,782 96,341
First Community Corp.(a) 1,306 22,764
First Financial Bancorp 13,447 301,482
First Financial Bankshares ,
Inc.(a) 20,558 674,508
Common Stocks
Shares Value ($)
Banks
First Financial Corp. 2,215 84,901
First Foundation, Inc. 7,758 58,573
First Interstate BancSystem ,
Inc., Class A 13,763 374,491
First Merchants Corp. 10,414 363,449
First Mid Bancshares, Inc. 3,687 120,491
First of Long Island Corp.
(The) 3,855 42,752
First Western Financial, Inc.* 1,380 20,120
Five Star Bancorp 1,944 43,740
Flushing Financial Corp. 4,731 59,658
FS Bancorp, Inc. 1,125 39,049
Fulton Financial Corp.(a) 25,040 397,886
FVCBankcorp , Inc.* 2,595 31,607
German American Bancorp,
Inc. 4,751 164,575
Glacier Bancorp, Inc.(a) 17,616 709,572
Great Southern Bancorp, Inc.
(a) 1,641 89,960
Greene County Bancorp, Inc.
(a) 1,142 32,878
Guaranty Bancshares, Inc.(a) 1,385 42,049
Hancock Whitney Corp. 13,491 621,126
Hanmi Financial Corp. 4,070 64,794
HarborOne Bancorp, Inc. 6,493 69,215
HBT Financial, Inc. 2,220 42,269
Heartland Financial USA, Inc. 7,326 257,509
Heritage Commerce Corp. 10,343 88,743
Heritage Financial Corp. 5,224 101,293
Hilltop Holdings, Inc. 7,859 246,144
Hingham Institution for
Savings(a) 254 44,313
Home Bancorp, Inc. 1,225 46,930
Home BancShares , Inc.(a) 30,204 742,112
HomeStreet , Inc. 2,867 43,148
HomeTrust Bancshares, Inc. 2,539 69,416
Hope Bancorp, Inc. 17,615 202,749
Horizon Bancorp, Inc. 7,251 93,030
Independent Bank Corp. 9,687 407,186
Independent Bank Group, Inc. 5,683 259,429
International Bancshares Corp. 8,649 485,555
John Marshall Bancorp, Inc.(a) 1,893 33,923
Kearny Financial Corp. 8,958 57,690
Lakeland Bancorp, Inc. 10,516 127,244
Lakeland Financial Corp. 3,665 243,063
LCNB Corp.(a) 1,815 28,931
Live Oak Bancshares, Inc.(a) 5,511 228,762
Macatawa Bank Corp. 4,543 44,476
MainStreet Bancshares, Inc.
(a) 1,047 19,014
Mercantile Bank Corp. 2,640 101,614
Metrocity Bankshares , Inc. 3,036 75,779
Metropolitan Bank Holding
Corp.*(a) 1,593 61,330
Mid Penn Bancorp, Inc. 2,416 48,344
Middlefield Banc Corp.(a) 1,398 33,384
Midland States Bancorp, Inc. 3,442 86,497
MidWestOne Financial Group,
Inc. 2,570 60,241
MVB Financial Corp. 1,734 38,686
National Bank Holdings Corp.,
Class A 4,629 166,968

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Banks
National Bankshares , Inc. 1,074 35,882
NBT Bancorp, Inc.(a) 6,893 252,835
Nicolet Bankshares , Inc.(a) 2,143 184,277
Northeast Bank 1,152 63,752
Northeast Community
Bancorp, Inc. 2,179 34,276
Northfield Bancorp, Inc. 6,407 62,276
Northrim Bancorp, Inc. 898 45,358
Northwest Bancshares, Inc. 17,929 208,873
Norwood Financial Corp.(a) 1,304 35,482
Oak Valley Bancorp 1,116 27,654
OceanFirst Financial Corp. 10,302 169,056
OFG Bancorp 7,199 264,995
Old National Bancorp 46,810 814,962
Old Second Bancorp, Inc. 7,661 106,028
Orange County Bancorp, Inc.
(a) 773 35,558
Origin Bancorp, Inc. 4,820 150,577
Orrstown Financial Services,
Inc. 1,796 48,079
Pacific Premier Bancorp, Inc. 13,012 312,288
Park National Corp.(a) 2,278 309,466
Parke Bancorp, Inc. 1,750 30,144
Pathward Financial, Inc. 3,767 190,158
PCB Bancorp 1,729 28,235
Peapack-Gladstone Financial
Corp.(a) 2,897 70,484
Penns Woods Bancorp, Inc.(a) 1,232 23,913
Peoples Bancorp, Inc.(a) 5,951 176,209
Peoples Financial Services
Corp. 1,208 52,077
Pioneer Bancorp, Inc.*(a) 2,248 22,053
Plumas Bancorp 970 35,686
Ponce Financial Group, Inc.* 2,998 26,682
Preferred Bank(a) 1,239 95,118
Premier Financial Corp. 5,804 117,821
Primis Financial Corp. 3,510 42,717
Princeton Bancorp, Inc. 721 22,192
Provident Financial Services,
Inc. 11,206 163,271
QCR Holdings, Inc. 2,676 162,540
RBB Bancorp 2,743 49,401
Red River Bancshares, Inc. 791 39,384
Renasant Corp. 7,662 239,974
Republic Bancorp, Inc., Class
A 1,465 74,715
S&T Bancorp, Inc.(a) 5,285 169,543
Sandy Spring Bancorp, Inc. 8,003 185,510
Seacoast Banking Corp. of
Florida(a) 11,312 287,212
ServisFirst Bancshares, Inc.(a) 7,947 527,363
Shore Bancshares, Inc. 5,204 59,846
Sierra Bancorp 2,175 43,935
Simmons First National Corp.,
Class A 17,939 349,093
SmartFinancial , Inc. 2,720 57,310
South Plains Financial, Inc. 2,014 53,895
Southern First Bancshares,
Inc.* 1,282 40,716
Southern Missouri Bancorp,
Inc. 1,460 63,817
Common Stocks
Shares Value ($)
Banks
Southern States Bancshares,
Inc. 1,197 31,026
Southside Bancshares, Inc. 4,407 128,817
SouthState Corp. 12,058 1,025,292
Stellar Bancorp, Inc.(a) 7,632 185,916
Sterling Bancorp, Inc.*(a) 3,556 18,349
Stock Yards Bancorp, Inc.(a) 4,545 222,296
Summit Financial Group, Inc. 1,725 46,851
Texas Capital Bancshares,
Inc.* 7,691 473,381
Third Coast Bancshares, Inc.* 2,127 42,583
Timberland Bancorp, Inc. 1,353 36,423
Tompkins Financial Corp. 2,344 117,880
Towne Bank 12,049 338,095
TriCo Bancshares 5,280 194,198
Triumph Financial, Inc.*(a) 3,462 274,606
TrustCo Bank Corp.(a) 2,520 70,963
Trustmark Corp. 8,118 228,197
UMB Financial Corp. 7,048 613,106
United Bankshares , Inc. 20,413 730,581
United Community Banks, Inc. 17,300 455,336
Unity Bancorp, Inc. 1,254 34,610
Univest Financial Corp. 5,277 109,867
USCB Financial Holdings, Inc. 1,595 18,183
Valley National Bancorp(a) 68,408 544,528
Veritex Holdings, Inc. 7,076 144,987
Virginia National Bankshares
Corp. 841 25,314
WaFd , Inc.(a) 10,731 311,521
Washington Trust Bancorp,
Inc. 3,050 81,984
WesBanco , Inc.(a) 10,111 301,409
West Bancorp, Inc. 2,818 50,245
Westamerica Bancorp 3,734 182,518
WSFS Financial Corp.(a) 8,416 379,898
35,039,783
Beverages 0.4%
Coca-Cola Consolidated, Inc. 743 628,883
Duckhorn Portfolio, Inc.
(The)*(a) 8,226 76,584
MGP Ingredients, Inc.(a) 2,440 210,157
National Beverage Corp.* 3,545 168,246
Primo Water Corp. 24,655 448,968
Vita Coco Co., Inc. (The)* 5,764 140,814
Zevia PBC, Class A*(a) 3,699 4,328
1,677,980
Biotechnology 7.9%
2seventy bio, Inc.*(a) 7,622 40,778
4D Molecular Therapeutics,
Inc.*(a) 6,451 205,529
89bio, Inc.*(a) 12,154 141,473
Aadi Bioscience, Inc.*(a) 2,938 6,875
ACADIA Pharmaceuticals,
Inc.* 18,943 350,256
ACELYRIN, Inc.* 11,116 75,033
Acrivon Therapeutics, Inc.*(a) 1,227 8,773
Actinium Pharmaceuticals,
Inc.* 4,724 36,989
Adicet Bio, Inc.*(a) 8,279 19,456
ADMA Biologics, Inc.* 33,821 223,219

116 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Aerovate Therapeutics,
Inc.*(a) 1,797 53,137
Agenus, Inc.*(a) 56,480 32,758
Agios Pharmaceuticals, Inc.* 8,685 253,949
Akero Therapeutics, Inc.*(a) 9,764 246,639
Aldeyra Therapeutics, Inc.* 6,869 22,462
Alector , Inc.*(a) 11,159 67,177
Alkermes plc* 25,820 698,947
Allakos , Inc.*(a) 9,885 12,455
Allogene Therapeutics, Inc.*(a) 15,175 67,832
Allovir , Inc.*(a) 9,811 7,406
Alpine Immune Sciences, Inc.* 6,098 241,725
Altimmune , Inc.* 8,610 87,650
ALX Oncology Holdings,
Inc.*(a) 4,234 47,209
Amicus Therapeutics, Inc.* 45,582 536,956
AnaptysBio , Inc.*(a) 2,844 64,047
Anavex Life Sciences
Corp.*(a) 11,323 57,634
Anika Therapeutics, Inc.* 2,268 57,607
Annexon , Inc.* 10,419 74,704
Apogee Therapeutics, Inc.*(a) 6,474 430,197
Arbutus Biopharma Corp.* 17,413 44,926
Arcellx , Inc.*(a) 5,989 416,535
Arcturus Therapeutics
Holdings, Inc.*(a) 3,757 126,874
Arcus Biosciences, Inc.*(a) 8,430 159,158
Arcutis Biotherapeutics,
Inc.*(a) 12,637 125,233
Ardelyx , Inc.*(a) 35,515 259,259
ArriVent Biopharma, Inc.*(a) 1,474 26,326
Arrowhead Pharmaceuticals,
Inc.* 18,243 521,750
ARS Pharmaceuticals, Inc.* 3,431 35,065
Astria Therapeutics, Inc.*(a) 7,650 107,674
Atara Biotherapeutics, Inc.* 14,299 9,924
Aura Biosciences, Inc.*(a) 5,420 42,547
Aurinia Pharmaceuticals, Inc.* 20,786 104,138
Avid Bioservices , Inc.*(a) 10,318 69,131
Avidity Biosciences, Inc.*(a) 11,703 298,661
Avita Medical, Inc.*(a) 3,758 60,241
Beam Therapeutics, Inc.*(a) 11,751 388,253
BioAtla , Inc.* 6,618 22,766
BioCryst Pharmaceuticals,
Inc.*(a) 30,711 156,012
Biohaven Ltd.*(a) 10,695 584,910
Biomea Fusion, Inc.*(a) 2,964 44,312
Bioxcel Therapeutics, Inc.*(a) 2,888 8,144
Bluebird Bio, Inc.*(a) 30,145 38,586
Blueprint Medicines Corp.*(a) 9,517 902,783
Bridgebio Pharma, Inc.*(a) 18,274 565,032
Cabaletta Bio, Inc.* 5,197 88,661
CareDx , Inc.* 7,967 84,371
Cargo Therapeutics, Inc.*(a) 3,279 73,187
Caribou Biosciences, Inc.*(a) 12,763 65,602
Carisma Therapeutics, Inc.*(a) 4,009 9,100
Cartesian Therapeutics,
Inc.*(a) 17,065 11,092
Catalyst Pharmaceuticals,
Inc.*(a) 17,495 278,870
Celcuity , Inc.* 2,917 63,007
Celldex Therapeutics, Inc.*(a) 9,795 411,096
Common Stocks
Shares Value ($)
Biotechnology
Century Therapeutics, Inc.*(a) 3,114 13,017
Cerevel Therapeutics
Holdings, Inc.* 11,232 474,777
CG oncology, Inc.*(a) 3,556 156,108
Cogent Biosciences, Inc.*(a) 13,071 87,837
Coherus Biosciences, Inc.*(a) 15,073 36,024
Compass Therapeutics, Inc.* 13,288 26,310
Crinetics Pharmaceuticals,
Inc.*(a) 10,347 484,343
Cue Biopharma, Inc.*(a) 4,925 9,308
Cullinan Oncology, Inc.* 3,849 65,587
Cytokinetics, Inc.*(a) 14,922 1,046,181
Day One Biopharmaceuticals,
Inc.*(a) 9,500 156,940
Deciphera Pharmaceuticals,
Inc.* 8,275 130,166
Denali Therapeutics, Inc.* 18,933 388,505
Design Therapeutics, Inc.* 5,087 20,501
Disc Medicine, Inc.* 1,454 90,526
Dynavax Technologies
Corp.*(a) 19,924 247,257
Dyne Therapeutics, Inc.*(a) 9,374 266,128
Eagle Pharmaceuticals,
Inc.*(a) 1,462 7,661
Editas Medicine, Inc.*(a) 12,463 92,475
Emergent BioSolutions,
Inc.*(a) 7,331 18,547
Enanta Pharmaceuticals, Inc.* 3,088 53,916
Entrada Therapeutics, Inc.* 3,164 44,834
Erasca , Inc.* 13,319 27,437
Fate Therapeutics, Inc.*(a) 13,253 97,277
Fennec Pharmaceuticals,
Inc.*(a) 2,452 27,266
FibroGen , Inc.*(a) 14,114 33,168
Foghorn Therapeutics, Inc.* 3,074 20,627
Genelux Corp.*(a) 2,761 17,753
Generation Bio Co.* 7,261 29,552
Geron Corp.*(a) 80,852 266,812
Gritstone bio, Inc.*(a) 13,209 33,947
Halozyme Therapeutics, Inc.* 20,236 823,200
Heron Therapeutics, Inc.*(a) 16,678 46,198
HilleVax , Inc.*(a) 4,055 67,435
Humacyte , Inc.*(a) 8,759 27,240
Ideaya Biosciences, Inc.*(a) 10,313 452,534
IGM Biosciences, Inc.*(a) 1,799 17,360
Immuneering Corp., Class
A*(a) 3,973 11,482
ImmunityBio , Inc.*(a) 20,656 110,923
Immunovant , Inc.* 8,303 268,270
Inhibrx , Inc.* 5,247 183,435
Inozyme Pharma, Inc.*(a) 7,395 56,646
Insmed , Inc.*(a) 21,728 589,481
Intellia Therapeutics, Inc.*(a) 14,365 395,181
Iovance Biotherapeutics,
Inc.*(a) 37,175 550,933
Ironwood Pharmaceuticals,
Inc., Class A*(a) 21,899 190,740
iTeos Therapeutics, Inc.* 3,621 49,390
Janux Therapeutics, Inc.* 2,674 100,676
KalVista Pharmaceuticals,
Inc.*(a) 4,796 56,881

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Biotechnology
Karyopharm Therapeutics,
Inc.*(a) 17,122 25,854
Keros Therapeutics, Inc.* 4,065 269,103
Kezar Life Sciences, Inc.* 10,798 9,735
Kiniksa Pharmaceuticals Ltd.,
Class A*(a) 5,162 101,846
Kodiak Sciences, Inc.* 5,383 28,315
Krystal Biotech, Inc.*(a) 3,376 600,692
Kura Oncology, Inc.* 10,838 231,175
Kymera Therapeutics, Inc.* 6,267 251,933
Larimar Therapeutics, Inc.*(a) 4,299 32,629
LENZ Therapeutics, Inc. 555 12,393
Lexeo Therapeutics, Inc.*(a) 1,509 23,661
Lexicon Pharmaceuticals,
Inc.*(a) 16,008 38,419
Lineage Cell Therapeutics,
Inc.*(a) 17,844 26,409
Lyell Immunopharma , Inc.*(a) 28,216 62,922
MacroGenics , Inc.* 9,416 138,604
Madrigal Pharmaceuticals,
Inc.*(a) 2,316 618,465
MannKind Corp.*(a) 40,869 185,137
MeiraGTx Holdings plc*(a) 4,571 27,746
Merrimack Pharmaceuticals,
Inc.* 1,448 21,387
Mersana Therapeutics, Inc.* 16,681 74,731
MiMedx Group, Inc.* 18,084 139,247
Mineralys Therapeutics,
Inc.*(a) 3,270 42,216
Mirum Pharmaceuticals,
Inc.*(a) 3,746 94,100
Monte Rosa Therapeutics,
Inc.* 4,852 34,207
Morphic Holding, Inc.*(a) 5,909 207,997
Mural Oncology plc*(a) 2,506 12,254
Myriad Genetics, Inc.* 13,916 296,689
Nkarta , Inc.*(a) 4,587 49,585
Novavax, Inc.*(a) 17,685 84,534
Nurix Therapeutics, Inc.* 7,332 107,780
Nuvalent , Inc., Class A*(a) 4,190 314,627
Nuvectis Pharma, Inc.*(a) 921 7,552
Ocean Biomedical, Inc.* 1,339 5,068
Olema Pharmaceuticals,
Inc.*(a) 4,063 45,993
Omega Therapeutics, Inc.*(a) 3,524 12,863
Organogenesis Holdings, Inc.,
Class A*(a) 10,831 30,760
ORIC Pharmaceuticals,
Inc.*(a) 5,876 80,795
Outlook Therapeutics, Inc.* 1,236 14,758
Ovid therapeutics, Inc.* 8,507 25,946
PDS Biotechnology Corp.*(a) 4,087 16,185
PepGen , Inc.* 1,488 21,874
PMV Pharmaceuticals, Inc.* 5,949 10,113
Poseida Therapeutics, Inc.,
Class A*(a) 10,171 32,445
Precigen , Inc.*(a) 20,259 29,376
Prelude Therapeutics, Inc.* 1,794 8,504
Prime Medicine, Inc.*(a) 5,948 41,636
ProKidney Corp., Class A*(a) 6,803 11,157
Protagonist Therapeutics, Inc.* 9,028 261,180
Common Stocks
Shares Value ($)
Biotechnology
Protalix BioTherapeutics ,
Inc.*(a) 12,167 15,330
Prothena Corp. plc*(a) 6,652 164,770
PTC Therapeutics, Inc.*(a) 11,371 330,782
Rallybio Corp.*(a) 4,631 8,567
RAPT Therapeutics, Inc.* 4,409 39,593
Recursion Pharmaceuticals,
Inc., Class A*(a) 22,069 220,028
REGENXBIO, Inc.*(a) 6,273 132,172
Relay Therapeutics, Inc.*(a) 15,643 129,837
Reneo Pharmaceuticals,
Inc.*(a) 2,263 3,757
Replimune Group, Inc.*(a) 7,726 63,121
REVOLUTION Medicines,
Inc.* 21,882 705,257
Rhythm Pharmaceuticals,
Inc.*(a) 8,398 363,885
Rigel Pharmaceuticals, Inc.* 25,206 37,305
Rocket Pharmaceuticals,
Inc.*(a) 9,695 261,183
Sage Therapeutics, Inc.*(a) 8,567 160,546
Sagimet Biosciences, Inc.,
Class A* 3,486 18,894
Sana Biotechnology, Inc.*(a) 15,078 150,780
Sangamo Therapeutics, Inc.* 20,702 13,874
Savara , Inc.*(a) 13,633 67,892
Scholar Rock Holding Corp.* 9,039 160,533
Seres Therapeutics, Inc.*(a) 14,647 11,338
SpringWorks Therapeutics,
Inc.* 10,750 529,115
Stoke Therapeutics, Inc.*(a) 4,185 56,498
Summit Therapeutics, Inc.*(a) 17,218 71,283
Sutro Biopharma, Inc.*(a) 9,746 55,065
Syndax Pharmaceuticals, Inc.* 12,147 289,099
Tango Therapeutics, Inc.*(a) 6,668 52,944
Tenaya Therapeutics, Inc.*(a) 6,660 34,832
TG Therapeutics, Inc.*(a) 21,502 327,045
Travere Therapeutics, Inc.*(a) 10,967 84,556
Turnstone Biologics Corp.*(a) 1,310 3,432
Twist Bioscience Corp.*(a) 9,151 313,971
Tyra Biosciences, Inc.*(a) 2,120 34,768
UroGen Pharma Ltd.* 4,197 62,955
Vanda Pharmaceuticals, Inc.* 8,969 36,863
Vaxcyte , Inc.* 16,581 1,132,648
Vaxxinity , Inc., Class A*(a) 6,371 4,571
Vera Therapeutics, Inc., Class
A*(a) 6,331 272,993
Veracyte , Inc.* 11,293 250,253
Vericel Corp.* 7,358 382,763
Verve Therapeutics, Inc.*(a) 10,186 135,270
Vigil Neuroscience, Inc.*(a) 2,301 7,846
Viking Therapeutics, Inc.*(a) 15,982 1,310,524
Vir Biotechnology, Inc.*(a) 13,274 134,466
Viridian Therapeutics, Inc.* 7,706 134,932
Vor BioPharma, Inc.* 5,522 13,087
Voyager Therapeutics, Inc.*(a) 5,969 55,571
X4 Pharmaceuticals, Inc.* 18,673 25,955
Xencor , Inc.*(a) 9,344 206,783
XOMA Corp.*(a) 990 23,809
Y- mAbs Therapeutics, Inc.*(a) 5,594 90,958
Zentalis Pharmaceuticals,
Inc.*(a) 8,866 139,728

118 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Zura Bio Ltd., Class A* 4,222 10,851
Zymeworks , Inc.* 8,676 91,272
33,097,637
Broadline Retail 0.1%
Big Lots, Inc.*(a) 4,251 18,407
ContextLogic , Inc., Class A*(a) 3,334 18,970
Dillard's, Inc., Class A(a) 536 252,799
Savers Value Village, Inc.* 4,134 79,704
369,880
Building Products 2.0%
AAON, Inc. 10,525 927,253
American Woodmark Corp.* 2,538 258,013
Apogee Enterprises, Inc. 3,627 214,718
AZZ, Inc.(a) 3,938 304,447
CSW Industrials, Inc. 2,370 556,002
Gibraltar Industries, Inc.* 4,835 389,363
Griffon Corp. 6,170 452,508
Insteel Industries, Inc. 2,861 109,347
Janus International Group,
Inc.*(a) 13,184 199,474
JELD-WEN Holding, Inc.* 13,708 291,021
Masonite International Corp.* 3,426 450,348
Masterbrand, Inc.* 19,943 373,732
Quanex Building Products
Corp. 5,079 195,186
Resideo Technologies, Inc.* 23,008 515,839
Simpson Manufacturing Co.,
Inc. 6,676 1,369,782
UFP Industries, Inc. 9,344 1,149,405
Zurn Elkay Water Solutions
Corp.(a) 23,137 774,395
8,530,833
Capital Markets 1.4%
AlTi Global, Inc.*(a) 4,184 23,681
Artisan Partners Asset
Management, Inc., Class
A(a) 9,464 433,167
AssetMark Financial Holdings,
Inc.* 3,390 120,040
B. Riley Financial, Inc.(a) 3,227 68,316
Bakkt Holdings, Inc.*(a) 9,264 4,260
BGC Group, Inc., Class A(a) 55,171 428,679
Brightsphere Investment
Group, Inc. 5,016 114,565
Cohen & Steers, Inc. 4,139 318,248
Diamond Hill Investment
Group, Inc. 447 68,914
Donnelley Financial Solutions,
Inc.* 3,971 246,242
Forge Global Holdings, Inc.*(a) 17,009 32,827
GCM Grosvenor, Inc., Class
A(a) 6,325 61,100
Hamilton Lane, Inc., Class A 5,724 645,438
MarketWise , Inc. 5,364 9,280
Moelis & Co., Class A(a) 9,604 545,219
Open Lending Corp.*(a) 15,207 95,196
P10, Inc., Class A(a) 5,682 47,842
Patria Investments Ltd., Class
A 9,421 139,808
Common Stocks
Shares Value ($)
Capital Markets
Perella Weinberg Partners,
Class A 6,679 94,374
Piper Sandler Cos. 2,782 552,199
PJT Partners, Inc., Class A(a) 3,662 345,180
Silvercrest Asset Management
Group, Inc., Class A(a) 1,403 22,181
StepStone Group, Inc., Class
A(a) 8,765 313,261
StoneX Group, Inc.* 4,248 298,464
Value Line, Inc. 128 5,184
Victory Capital Holdings, Inc.,
Class A 4,417 187,413
Virtus Investment Partners,
Inc. 1,120 277,738
WisdomTree, Inc. 20,624 189,535
5,688,351
Chemicals 1.9%
AdvanSix , Inc. 4,295 122,837
American Vanguard Corp. 4,232 54,804
Arcadium Lithium plc*(a) 160,712 692,669
Aspen Aerogels, Inc.*(a) 7,835 137,896
Avient Corp. 14,459 627,521
Balchem Corp.(a) 4,941 765,608
Cabot Corp. 8,466 780,565
Core Molding Technologies,
Inc.*(a) 1,260 23,852
Danimer Scientific, Inc., Class
A*(a) 13,402 14,608
Ecovyst , Inc.*(a) 13,908 155,074
Hawkins, Inc.(a) 3,010 231,168
HB Fuller Co.(a) 8,391 669,098
Ingevity Corp.* 5,679 270,888
Innospec, Inc. 3,827 493,453
Intrepid Potash, Inc.* 1,684 35,128
Koppers Holdings, Inc. 3,119 172,075
Kronos Worldwide, Inc.(a) 3,307 39,023
LSB Industries, Inc.*(a) 8,319 73,041
Mativ Holdings, Inc.(a) 8,554 160,388
Minerals Technologies, Inc. 5,150 387,692
Origin Materials, Inc.*(a) 16,210 8,267
Orion SA 8,814 207,305
Perimeter Solutions SA* 22,956 170,334
PureCycle Technologies,
Inc.*(a) 17,685 110,001
Quaker Chemical Corp.(a) 2,193 450,113
Rayonier Advanced Materials,
Inc.* 9,740 46,557
Sensient Technologies Corp. 6,635 459,076
Stepan Co.(a) 3,316 298,573
Trinseo plc 5,242 19,815
Tronox Holdings plc(a) 18,792 326,041
Valhi, Inc.(a) 328 5,635
8,009,105
Commercial Services & Supplies 1.6%
ABM Industries, Inc. 9,991 445,798
ACCO Brands Corp. 14,310 80,279
ACV Auctions, Inc., Class
A*(a) 20,035 376,057
Aris Water Solutions, Inc.,
Class A 4,548 64,354
BrightView Holdings, Inc.* 6,115 72,768

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 119
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Brink's Co. (The) 6,968 643,704
Casella Waste Systems, Inc.,
Class A*(a) 8,717 861,850
CECO Environmental Corp.* 4,668 107,457
Cimpress plc* 2,862 253,316
CompX International, Inc. 302 10,359
CoreCivic , Inc.* 18,045 281,682
Deluxe Corp. 6,888 141,824
Ennis, Inc. 3,907 80,133
Enviri Corp.* 12,252 112,106
GEO Group, Inc. (The)*(a) 18,554 261,982
Healthcare Services Group,
Inc.* 11,660 145,517
HNI Corp. 7,362 332,247
Interface, Inc., Class A 8,811 148,201
LanzaTech Global, Inc.* 3,233 10,006
Li-Cycle Holdings Corp.*(a) 20,899 21,526
Liquidity Services, Inc.* 3,548 65,993
Matthews International Corp.,
Class A 4,645 144,367
MillerKnoll , Inc.(a) 11,652 288,503
Montrose Environmental
Group, Inc.*(a) 4,518 176,970
NL Industries, Inc. 1,817 13,319
OPENLANE, Inc.* 16,623 287,578
Performant Financial Corp.*(a) 9,988 29,365
Pitney Bowes, Inc.(a) 17,361 75,173
Quad/Graphics, Inc. 4,927 26,162
SP Plus Corp.* 3,077 160,681
Steelcase, Inc., Class A 14,562 190,471
UniFirst Corp.(a) 2,377 412,243
Viad Corp.* 3,118 123,130
VSE Corp. 2,039 163,120
6,608,241
Communications Equipment 0.5%
ADTRAN Holdings, Inc.(a) 12,091 65,775
Aviat Networks, Inc.*(a) 1,772 67,939
Calix, Inc.* 9,346 309,913
Cambium Networks Corp.* 1,855 7,995
Clearfield, Inc.*(a) 1,992 61,433
CommScope Holding Co.,
Inc.* 31,294 40,995
Comtech Telecommunications
Corp.*(a) 4,456 15,284
Digi International, Inc.* 5,426 173,252
DZS, Inc.*(a) 3,418 4,512
Extreme Networks, Inc.* 20,009 230,904
Harmonic, Inc.*(a) 17,078 229,528
Infinera Corp.*(a) 30,971 186,755
KVH Industries, Inc.*(a) 3,397 17,325
NETGEAR, Inc.*(a) 4,352 68,631
NetScout Systems, Inc.* 10,720 234,125
Ribbon Communications,
Inc.*(a) 14,052 44,966
Viavi Solutions, Inc.* 34,151 310,433
2,069,765
Construction & Engineering 1.9%
Ameresco, Inc., Class A*(a) 5,069 122,315
API Group Corp.* 32,644 1,281,930
Arcosa , Inc. 7,562 649,273
Argan, Inc.(a) 1,894 95,723
Common Stocks
Shares Value ($)
Construction & Engineering
Bowman Consulting Group
Ltd., Class A*(a) 1,629 56,673
Comfort Systems USA, Inc.(a) 5,514 1,751,853
Concrete Pumping Holdings,
Inc.* 3,608 28,503
Construction Partners, Inc.,
Class A*(a) 6,750 379,013
Dycom Industries, Inc.* 4,479 642,871
Fluor Corp.*(a) 22,367 945,677
Granite Construction, Inc.(a) 6,954 397,282
Great Lakes Dredge & Dock
Corp.* 9,726 85,102
IES Holdings, Inc.* 1,296 157,645
INNOVATE Corp.*(a) 7,366 5,161
Limbach Holdings, Inc.* 1,361 56,373
MYR Group, Inc.*(a) 2,592 458,136
Northwest Pipe Co.*(a) 1,475 51,153
Primoris Services Corp. 8,383 356,864
Southland Holdings, Inc.*(a) 851 4,383
Sterling Infrastructure, Inc.* 4,683 516,582
Tutor Perini Corp.* 6,359 91,951
8,134,463
Construction Materials 0.4%
Knife River Corp.* 8,820 715,126
Summit Materials, Inc., Class
A* 18,661 831,721
United States Lime & Minerals,
Inc. 318 94,808
1,641,655
Consumer Finance 0.7%
Atlanticus Holdings Corp.*(a) 709 20,979
Bread Financial Holdings, Inc. 4,254 158,419
Consumer Portfolio Services,
Inc.*(a) 1,397 10,561
Encore Capital Group, Inc.*(a) 3,603 164,333
Enova International, Inc.* 4,347 273,122
FirstCash Holdings, Inc. 5,867 748,277
Green Dot Corp., Class A* 6,983 65,151
LendingClub Corp.* 17,172 150,942
LendingTree, Inc.* 1,694 71,724
Navient Corp.(a) 13,765 239,511
Nelnet, Inc., Class A 2,012 190,436
NerdWallet, Inc., Class A* 5,307 78,013
OppFi , Inc.*(a) 1,958 4,895
PRA Group, Inc.*(a) 6,159 160,627
PROG Holdings, Inc. 6,862 236,327
Regional Management Corp. 1,175 28,447
Upstart Holdings, Inc.*(a) 11,736 315,581
World Acceptance Corp.* 652 94,527
3,011,872
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The) 5,102 292,702
Chefs' Warehouse, Inc.
(The)*(a) 5,636 212,252
HF Foods Group, Inc.* 6,626 23,191
Ingles Markets, Inc., Class A 2,188 167,776
Natural Grocers by Vitamin
Cottage, Inc. 1,284 23,176
PriceSmart , Inc. 4,002 336,168
SpartanNash Co. 5,496 111,074

120 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Sprouts Farmers Market, Inc.* 15,834 1,020,976
United Natural Foods, Inc.* 9,296 106,811
Village Super Market, Inc.,
Class A(a) 1,149 32,873
Weis Markets, Inc.(a) 2,535 163,254
2,490,253
Containers & Packaging 0.3%
Greif, Inc., Class A 3,843 265,359
Greif, Inc., Class B 779 54,156
Myers Industries, Inc. 5,802 134,432
O-I Glass, Inc.* 24,167 400,931
Pactiv Evergreen, Inc. 6,542 93,682
Ranpak Holdings Corp., Class
A* 6,398 50,352
TriMas Corp. 6,445 172,275
1,171,187
Distributors 0.0%
†
Weyco Group, Inc. 835 26,620
Diversified Consumer Services 1.1%
2U, Inc.*(a) 11,850 4,618
Adtalem Global Education,
Inc.*(a) 6,140 315,596
Carriage Services, Inc., Class
A 2,126 57,487
Chegg, Inc.* 18,431 139,523
Coursera, Inc.* 21,109 295,948
Duolingo, Inc., Class A* 4,622 1,019,521
European Wax Center, Inc.,
Class A*(a) 5,083 65,977
Frontdoor , Inc.* 12,715 414,255
Graham Holdings Co., Class B 540 414,547
Laureate Education, Inc. 20,510 298,831
Lincoln Educational Services
Corp.* 3,627 37,467
Nerdy, Inc.*(a) 10,262 29,862
OneSpaWorld Holdings Ltd.* 13,434 177,732
Perdoceo Education Corp. 10,046 176,408
Strategic Education, Inc. 3,581 372,854
Stride, Inc.*(a) 6,611 416,823
Udemy, Inc.*(a) 14,275 156,739
Universal Technical Institute,
Inc.* 5,869 93,552
WW International, Inc.* 8,642 15,988
4,503,728
Diversified REITs 0.5%
Alexander & Baldwin, Inc. 11,963 197,031
Alpine Income Property Trust,
Inc. 2,179 33,295
American Assets Trust, Inc. 7,385 161,805
Armada Hoffler Properties, Inc. 10,800 112,320
Broadstone Net Lease, Inc. 29,836 467,530
CTO Realty Growth, Inc. 3,414 57,867
Empire State Realty Trust,
Inc., Class A(a) 20,410 206,753
Essential Properties Realty
Trust, Inc.(a) 24,329 648,611
Gladstone Commercial Corp.
(a) 6,053 83,774
Global Net Lease, Inc.(a) 30,332 235,680
Common Stocks
Shares Value ($)
Diversified REITs
One Liberty Properties, Inc. 2,498 56,430
2,261,096
Diversified Telecommunication Services 0.4%
Anterix , Inc.* 1,973 66,312
AST SpaceMobile , Inc., Class
A*(a) 17,694 51,313
ATN International, Inc. 1,691 53,275
Bandwidth, Inc., Class A*(a) 3,872 70,703
Cogent Communications
Holdings, Inc.(a) 6,840 446,857
Consolidated Communications
Holdings, Inc.*(a) 10,829 46,781
Globalstar , Inc.*(a) 111,012 163,188
IDT Corp., Class B 2,360 89,232
Liberty Latin America Ltd.,
Class A* 4,920 34,293
Liberty Latin America Ltd.,
Class C* 21,964 153,528
Lumen Technologies, Inc.*(a) 155,833 243,099
Ooma , Inc.* 3,428 29,241
Shenandoah
Telecommunications Co. 7,404 128,607
1,576,429
Electric Utilities 0.7%
ALLETE, Inc. 9,050 539,742
Genie Energy Ltd., Class B 3,009 45,376
MGE Energy, Inc.(a) 5,641 444,059
Otter Tail Corp.(a) 6,406 553,478
PNM Resources, Inc. 13,456 506,484
Portland General Electric
Co.(a) 15,898 667,716
2,756,855
Electrical Equipment 1.4%
Allient , Inc. 2,047 73,037
Amprius Technologies, Inc.* 768 2,035
Array Technologies, Inc.*(a) 23,783 354,604
Atkore, Inc.(a) 5,816 1,107,134
Babcock & Wilcox Enterprises,
Inc.*(a) 8,831 9,979
Blink Charging Co.*(a) 8,465 25,480
Bloom Energy Corp., Class
A*(a) 30,642 344,416
Dragonfly Energy Holdings
Corp.*(a) 6,259 3,380
Encore Wire Corp. 2,346 616,482
Energy Vault Holdings, Inc.*(a) 15,325 27,432
EnerSys 6,393 603,883
Enovix Corp.*(a) 21,204 169,844
Eos Energy Enterprises,
Inc.*(a) 24,536 25,272
ESS Tech, Inc.*(a) 12,975 9,385
Fluence Energy, Inc.*(a) 9,417 163,291
FTC Solar, Inc.*(a) 9,801 5,283
FuelCell Energy, Inc.*(a) 70,754 84,197
GrafTech International Ltd.(a) 30,135 41,586
LSI Industries, Inc. 4,180 63,201
NEXTracker, Inc., Class A* 19,610 1,103,455
NuScale Power Corp., Class
A*(a) 9,192 48,809
Powell Industries, Inc. 1,469 209,039

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 121
Common Stocks
Shares Value ($)
Electrical Equipment
Preformed Line Products Co. 364 46,836
SES AI Corp.*(a) 19,304 32,431
Shoals Technologies Group,
Inc., Class A*(a) 26,689 298,383
SKYX Platforms Corp.*(a) 7,743 10,143
Stem, Inc.*(a) 21,415 46,899
SunPower Corp.*(a) 14,362 43,086
Thermon Group Holdings,
Inc.*(a) 5,123 167,624
TPI Composites, Inc.*(a) 6,424 18,694
Vicor Corp.*(a) 3,432 131,240
5,886,560
Electronic Equipment, Instruments & Components 2.6%
908 Devices, Inc.*(a) 3,053 23,050
Advanced Energy Industries,
Inc.(a) 5,895 601,172
Aeva Technologies, Inc.*(a) 3,452 13,566
Akoustis Technologies, Inc.*(a) 11,706 6,919
Arlo Technologies, Inc.*(a) 13,826 174,899
Badger Meter, Inc.(a) 4,560 737,854
Bel Fuse, Inc., Class B(a) 1,570 94,687
Belden, Inc. 6,514 603,262
Benchmark Electronics, Inc. 5,494 164,875
Climb Global Solutions, Inc.(a) 690 48,907
CTS Corp.(a) 4,808 224,966
Daktronics, Inc.* 5,703 56,802
ePlus , Inc.* 4,210 330,653
Evolv Technologies Holdings,
Inc.*(a) 16,914 75,267
Fabrinet*(a) 5,739 1,084,786
FARO Technologies, Inc.* 2,820 60,658
Insight Enterprises, Inc.*(a) 4,386 813,691
Iteris , Inc.*(a) 7,211 35,622
Itron , Inc.*(a) 7,128 659,483
Kimball Electronics, Inc.* 3,653 79,088
Knowles Corp.* 13,862 223,178
Lightwave Logic, Inc.*(a) 18,427 86,238
Luna Innovations, Inc.* 4,771 15,291
Methode Electronics, Inc. 5,312 64,700
MicroVision , Inc.*(a) 29,892 55,001
Mirion Technologies, Inc.,
Class A*(a) 31,732 360,793
Napco Security Technologies,
Inc. 5,145 206,623
nLight , Inc.*(a) 7,012 91,156
Novanta , Inc.* 5,586 976,265
OSI Systems, Inc.* 2,524 360,478
PAR Technology Corp.*(a) 4,220 191,419
PC Connection, Inc. 1,819 119,927
Plexus Corp.*(a) 4,347 412,183
Richardson Electronics Ltd.(a) 1,752 16,136
Rogers Corp.* 2,722 323,074
Sanmina Corp.* 8,590 534,126
ScanSource, Inc.* 4,038 177,834
SmartRent , Inc., Class A*(a) 27,918 74,820
TTM Technologies, Inc.* 15,956 249,711
Vishay Intertechnology , Inc.(a) 19,701 446,819
Vishay Precision Group, Inc.* 1,936 68,399
Vuzix Corp.*(a) 8,846 10,704
10,955,082
Common Stocks
Shares Value ($)
Energy Equipment & Services 2.5%
Archrock , Inc.(a) 21,582 424,518
Atlas Energy Solutions, Inc.,
Class A(a) 2,908 65,779
Borr Drilling Ltd.(a) 34,753 238,058
Bristow Group, Inc., Class A* 3,589 97,621
Cactus, Inc., Class A(a) 10,308 516,328
ChampionX Corp.(a) 30,810 1,105,771
Core Laboratories, Inc.(a) 7,356 125,640
Diamond Offshore Drilling,
Inc.* 15,912 217,040
DMC Global, Inc.* 2,859 55,722
Dril -Quip, Inc.*(a) 5,240 118,057
Expro Group Holdings NV* 13,948 278,542
Forum Energy Technologies,
Inc.*(a) 1,376 27,492
Helix Energy Solutions Group,
Inc.*(a) 23,268 252,225
Helmerich & Payne, Inc.(a) 15,315 644,149
KLX Energy Services
Holdings, Inc.* 1,834 14,195
Kodiak Gas Services, Inc.(a) 2,535 69,307
Liberty Energy, Inc., Class A(a) 25,777 534,099
Mammoth Energy Services,
Inc.* 3,270 11,903
Nabors Industries Ltd.*(a) 1,416 121,960
Newpark Resources, Inc.* 11,269 81,362
Noble Corp. plc(a) 17,518 849,448
Oceaneering International,
Inc.* 16,037 375,266
Oil States International, Inc.* 9,662 59,518
Patterson-UTI Energy, Inc. 55,559 663,374
ProFrac Holding Corp., Class
A*(a) 4,055 33,900
ProPetro Holding Corp.* 14,128 114,154
Ranger Energy Services, Inc.,
Class A 2,344 26,464
RPC, Inc.(a) 12,765 98,801
SEACOR Marine Holdings,
Inc.* 3,424 47,731
Seadrill Ltd.* 7,384 371,415
Select Water Solutions, Inc.,
Class A 12,552 115,855
Solaris Oilfield Infrastructure,
Inc., Class A 4,833 41,902
TETRA Technologies, Inc.* 20,266 89,778
Tidewater, Inc.*(a) 7,249 666,908
US Silica Holdings, Inc.* 11,525 143,025
Valaris Ltd.*(a) 9,230 694,650
Weatherford International plc* 11,059 1,276,430
10,668,387
Entertainment 0.4%
Atlanta Braves Holdings, Inc.,
Class A*(a) 2,005 84,010
Atlanta Braves Holdings, Inc.,
Class C* 6,891 269,162
Cinemark Holdings, Inc.*(a) 17,100 307,287
Eventbrite, Inc., Class A* 11,549 63,289
IMAX Corp.* 6,886 111,347
Lions Gate Entertainment
Corp., Class A* 11,116 110,604

122 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Entertainment
Lions Gate Entertainment
Corp., Class B* 16,577 154,332
Loop Media, Inc.*(a) 5,283 1,936
Madison Square Garden
Entertainment Corp., Class
A* 6,169 241,886
Marcus Corp. (The)(a) 3,915 55,828
Playstudios , Inc.*(a) 12,987 36,104
Reservoir Media, Inc.*(a) 2,894 22,949
Sphere Entertainment Co.* 4,166 204,467
Vivid Seats, Inc., Class A* 11,457 68,627
1,731,828
Financial Services 2.4%
Acacia Research Corp.* 5,497 29,299
Alerus Financial Corp. 2,974 64,922
A-Mark Precious Metals, Inc.
(a) 3,104 95,262
AvidXchange Holdings,
Inc.*(a) 24,429 321,241
Banco Latinoamericano de
Comercio Exterior SA, Class
E 4,252 125,944
Cannae Holdings, Inc.* 10,549 234,610
Cantaloupe, Inc.*(a) 9,085 58,416
Cass Information Systems,
Inc. 2,127 102,457
Compass Diversified Holdings 10,130 243,829
Enact Holdings, Inc.(a) 4,776 148,916
Essent Group Ltd. 16,447 978,761
EVERTEC, Inc. 10,223 407,898
Federal Agricultural Mortgage
Corp., Class C 1,456 286,657
Finance of America Cos., Inc.,
Class A*(a) 7,374 5,421
Flywire Corp.* 16,802 416,858
I3 Verticals, Inc., Class A* 3,664 83,869
International Money Express,
Inc.* 4,767 108,831
Jackson Financial, Inc., Class
A 11,766 778,203
Marqeta , Inc., Class A* 73,385 437,374
Merchants Bancorp 2,685 115,938
Mr. Cooper Group, Inc.* 10,093 786,749
NewtekOne , Inc. 3,747 41,217
NMI Holdings, Inc., Class A* 12,859 415,860
Ocwen Financial Corp.* 983 26,551
Pagseguro Digital Ltd., Class
A* 31,205 445,607
Payoneer Global, Inc.*(a) 40,072 194,750
Paysafe Ltd.* 4,973 78,524
Paysign , Inc.*(a) 4,598 16,829
PennyMac Financial Services,
Inc.(a) 4,052 369,097
Priority Technology Holdings,
Inc.*(a) 2,909 9,512
Radian Group, Inc.(a) 23,055 771,651
Remitly Global, Inc.* 21,370 443,214
Repay Holdings Corp., Class
A* 13,248 145,728
Security National Financial
Corp., Class A*(a) 2,360 18,668
Common Stocks
Shares Value ($)
Financial Services
StoneCo Ltd., Class A* 45,639 758,064
Velocity Financial, Inc.* 1,120 20,160
Walker & Dunlop, Inc.(a) 5,081 513,486
Waterstone Financial, Inc. 2,912 35,439
10,135,812
Food Products 0.9%
Alico , Inc.(a) 1,170 34,258
B&G Foods, Inc.(a) 12,037 137,703
Benson Hill, Inc.*(a) 26,419 5,297
Beyond Meat, Inc.*(a) 8,879 73,518
BRC, Inc., Class A*(a) 6,089 26,061
Calavo Growers, Inc.(a) 2,682 74,586
Cal-Maine Foods, Inc. 6,344 373,344
Dole plc(a) 11,236 134,046
Forafric Global plc*(a) 651 6,744
Fresh Del Monte Produce, Inc. 5,343 138,437
Hain Celestial Group, Inc.
(The)*(a) 13,461 105,803
J & J Snack Foods Corp.(a) 2,367 342,174
John B Sanfilippo & Son, Inc. 1,345 142,462
Lancaster Colony Corp. 3,012 625,382
Limoneira Co.(a) 2,792 54,612
Mission Produce, Inc.*(a) 7,128 84,609
Seneca Foods Corp., Class A* 725 41,253
Simply Good Foods Co. (The)* 14,208 483,498
SunOpta, Inc.*(a) 15,070 103,531
TreeHouse Foods, Inc.*(a) 8,124 316,430
Utz Brands, Inc.(a) 11,534 212,687
Vital Farms, Inc.* 4,710 109,508
Westrock Coffee Co.*(a) 4,134 42,704
3,668,647
Gas Utilities 0.9%
Brookfield Infrastructure Corp.,
Class A 18,771 676,507
Chesapeake Utilities Corp.(a) 3,457 370,936
New Jersey Resources Corp. 15,171 650,988
Northwest Natural Holding Co. 6,061 225,590
ONE Gas, Inc.(a) 8,693 560,959
RGC Resources, Inc. 1,082 21,900
Southwest Gas Holdings, Inc. 9,742 741,658
Spire, Inc. 8,208 503,725
3,752,263
Ground Transportation 0.4%
ArcBest Corp. 3,743 533,377
Covenant Logistics Group,
Inc., Class A 1,333 61,798
Daseke , Inc.* 6,903 57,295
FTAI Infrastructure, Inc.(a) 15,858 99,588
Heartland Express, Inc. 7,007 83,664
Marten Transport Ltd. 8,882 164,139
PAM Transportation Services,
Inc.* 941 15,254
RXO, Inc.* 17,962 392,829
Universal Logistics Holdings,
Inc. 1,189 43,838
Werner Enterprises, Inc. 10,208 399,337
1,851,119
Health Care Equipment & Supplies 2.6%
Accuray , Inc.*(a) 13,673 33,772
Alphatec Holdings, Inc.*(a) 14,275 196,852

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 123
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
AngioDynamics , Inc.* 5,579 32,749
Artivion , Inc.*(a) 6,195 131,086
AtriCure , Inc.*(a) 7,474 227,359
Atrion Corp.(a) 218 101,054
Avanos Medical, Inc.* 7,018 139,728
Axogen , Inc.* 6,418 51,793
Axonics , Inc.* 7,825 539,690
Beyond Air, Inc.*(a) 3,893 6,774
Butterfly Network, Inc.*(a) 20,256 21,876
Cerus Corp.*(a) 26,970 50,973
ClearPoint Neuro, Inc.*(a) 3,367 22,896
CONMED Corp.(a) 4,867 389,749
Cutera , Inc.*(a) 3,025 4,447
CVRx , Inc.*(a) 1,636 29,792
Embecta Corp. 9,192 121,978
Glaukos Corp.*(a) 7,422 699,820
Haemonetics Corp.*(a) 7,834 668,632
Inari Medical, Inc.*(a) 8,398 402,936
Inmode Ltd.*(a) 12,300 265,803
Inogen , Inc.* 3,620 29,213
Integer Holdings Corp.*(a) 5,184 604,869
iRadimed Corp. 1,046 46,014
iRhythm Technologies, Inc.*(a) 4,849 562,484
KORU Medical Systems,
Inc.*(a) 3,944 9,308
Lantheus Holdings, Inc.* 10,629 661,549
LeMaitre Vascular, Inc. 3,105 206,048
LivaNova plc* 8,545 478,007
Merit Medical Systems, Inc.* 8,850 670,387
Neogen Corp.*(a) 33,654 531,060
Nevro Corp.* 5,638 81,413
Omnicell, Inc.* 7,242 211,684
OraSure Technologies, Inc.*(a) 11,118 68,376
Orchestra BioMed Holdings,
Inc.*(a) 1,999 10,535
Orthofix Medical, Inc.* 5,414 78,611
OrthoPediatrics Corp.* 2,322 67,710
Outset Medical, Inc.*(a) 7,404 16,437
Paragon 28, Inc.* 6,604 81,559
PROCEPT BioRobotics
Corp.*(a) 6,239 308,331
Pulmonx Corp.*(a) 5,714 52,969
Pulse Biosciences, Inc.*(a) 2,248 19,580
RxSight , Inc.* 4,387 226,281
Sanara Medtech , Inc.*(a) 526 19,462
Semler Scientific, Inc.* 712 20,798
SI-BONE, Inc.* 6,166 100,937
Sight Sciences, Inc.*(a) 3,605 19,034
Silk Road Medical, Inc.*(a) 5,870 107,538
STAAR Surgical Co.* 7,771 297,474
Surmodics , Inc.*(a) 2,093 61,409
Tactile Systems Technology,
Inc.* 3,544 57,590
Tela Bio, Inc.*(a) 2,240 12,701
TransMedics Group, Inc.*(a) 4,987 368,739
Treace Medical Concepts,
Inc.* 7,217 94,182
UFP Technologies, Inc.* 1,088 274,394
Utah Medical Products, Inc. 445 31,644
Varex Imaging Corp.*(a) 6,399 115,822
Vicarious Surgical, Inc., Class
A*(a) 11,193 3,375
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Zimvie , Inc.* 3,974 65,531
Zynex , Inc.*(a) 2,448 30,282
10,843,096
Health Care Providers & Services 2.5%
23andMe Holding Co., Class
A*(a) 48,335 25,714
Accolade, Inc.*(a) 10,662 111,738
AdaptHealth Corp., Class A*(a) 15,058 173,318
Addus HomeCare Corp.* 2,483 256,593
Agiliti , Inc.* 4,358 44,103
AirSculpt Technologies,
Inc.*(a) 2,144 13,164
Alignment Healthcare, Inc.*(a) 12,946 64,212
AMN Healthcare Services,
Inc.* 5,982 373,935
Astrana Health, Inc.*(a) 6,860 288,051
Aveanna Healthcare Holdings,
Inc.*(a) 8,039 20,017
BrightSpring Health Services,
Inc.*(a) 8,126 88,330
Brookdale Senior Living,
Inc.*(a) 29,326 193,845
CareMax , Inc.* 386 1,861
Castle Biosciences, Inc.* 3,739 82,819
Community Health Systems,
Inc.* 19,521 68,323
CorVel Corp.*(a) 1,350 354,996
Cross Country Healthcare,
Inc.* 5,459 102,192
DocGo , Inc.*(a) 11,669 47,143
Enhabit , Inc.*(a) 7,503 87,410
Ensign Group, Inc. (The) 8,435 1,049,483
Fulgent Genetics, Inc.* 3,045 66,077
Guardant Health, Inc.* 17,939 370,082
HealthEquity, Inc.* 13,249 1,081,516
Hims & Hers Health, Inc.* 19,156 296,343
InfuSystem Holdings, Inc.* 2,391 20,491
Innovage Holding Corp.* 2,750 12,210
Joint Corp. (The)*(a) 2,244 29,307
LifeStance Health Group,
Inc.*(a) 15,905 98,134
ModivCare , Inc.* 2,027 47,533
Nano-X Imaging Ltd.*(a) 7,790 76,108
National HealthCare Corp. 1,924 181,837
National Research Corp. 2,083 82,508
NeoGenomics , Inc.*(a) 20,081 315,673
OPKO Health, Inc.*(a) 60,959 73,151
Option Care Health, Inc.* 26,204 878,882
Owens & Minor, Inc.* 11,765 326,008
P3 Health Partners, Inc.* 6,298 6,487
Patterson Cos., Inc.(a) 13,160 363,874
Pediatrix Medical Group, Inc.* 12,860 128,986
Pennant Group, Inc. (The)* 4,426 86,882
PetIQ , Inc., Class A* 4,322 79,006
Privia Health Group, Inc.*(a) 17,969 352,013
Progyny, Inc.*(a) 12,506 477,104
Quipt Home Medical Corp.* 5,166 22,575
RadNet , Inc.* 9,455 460,080
Select Medical Holdings Corp. 16,106 485,596
Surgery Partners, Inc.*(a) 12,045 359,302
US Physical Therapy, Inc. 2,409 271,904

124 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Viemed Healthcare, Inc.*(a) 5,387 50,799
10,547,715
Health Care REITs 0.5%
CareTrust REIT, Inc. 18,936 461,470
Community Healthcare Trust,
Inc.(a) 4,139 109,890
Diversified Healthcare Trust(a) 34,849 85,729
Global Medical REIT, Inc.(a) 9,292 81,305
LTC Properties, Inc.(a) 6,360 206,764
National Health Investors, Inc.
(a) 6,683 419,893
Sabra Health Care REIT, Inc.
(a) 36,624 540,936
Universal Health Realty
Income Trust 2,165 79,477
1,985,464
Health Care Technology 0.4%
American Well Corp., Class A* 37,528 30,424
Definitive Healthcare Corp.,
Class A*(a) 7,022 56,668
Evolent Health, Inc., Class
A*(a) 17,638 578,350
Health Catalyst, Inc.* 8,660 65,210
HealthStream, Inc. 3,608 96,189
Multiplan Corp.*(a) 59,552 48,309
OptimizeRx Corp.*(a) 2,621 31,845
Phreesia, Inc.* 8,465 202,567
Schrodinger, Inc.*(a) 8,619 232,713
Sharecare, Inc.*(a) 47,928 36,785
Simulations Plus, Inc.(a) 2,416 99,418
TruBridge , Inc.* 2,114 19,491
1,497,969
Hotel & Resort REITs 0.8%
Apple Hospitality REIT, Inc.(a) 34,327 562,276
Braemar Hotels & Resorts,
Inc.(a) 9,817 19,634
Chatham Lodging Trust 7,140 72,185
DiamondRock Hospitality
Co.(a) 32,954 316,688
Pebblebrook Hotel Trust(a) 19,350 298,184
RLJ Lodging Trust 24,463 289,153
Ryman Hospitality Properties,
Inc. 9,157 1,058,641
Service Properties Trust(a) 25,567 173,344
Summit Hotel Properties, Inc. 16,386 106,673
Sunstone Hotel Investors, Inc. 31,985 356,313
Xenia Hotels & Resorts, Inc.(a) 16,316 244,903
3,497,994
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment, Inc.,
Class A* 8,357 98,529
Bally's Corp.*(a) 4,638 64,654
Biglari Holdings, Inc., Class B* 109 20,675
BJ's Restaurants, Inc.* 3,506 126,847
Bloomin' Brands, Inc.(a) 13,908 398,881
Bowlero Corp., Class A(a) 2,721 37,278
Brinker International, Inc.*(a) 7,019 348,704
Carrols Restaurant Group, Inc.
(a) 5,328 50,669
Century Casinos, Inc.*(a) 4,640 14,662
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Cheesecake Factory, Inc.
(The)(a) 7,751 280,199
Chuy's Holdings, Inc.* 2,752 92,825
Cracker Barrel Old Country
Store, Inc.(a) 3,455 251,282
Dave & Buster's
Entertainment, Inc.* 5,368 336,037
Denny's Corp.*(a) 7,699 68,983
Dine Brands Global, Inc.(a) 2,387 110,948
El Pollo Loco Holdings, Inc.* 4,706 45,836
Empire Resorts, Inc.*∞ 444 0
Everi Holdings, Inc.* 12,355 124,168
First Watch Restaurant Group,
Inc.*(a) 3,251 80,040
Full House Resorts, Inc.*(a) 5,321 29,638
Global Business Travel Group
I*(a) 4,673 28,085
Golden Entertainment, Inc. 3,131 115,315
Hilton Grand Vacations,
Inc.*(a) 12,325 581,863
Inspired Entertainment,
Inc.*(a) 3,144 31,000
International Game
Technology plc(a) 17,075 385,724
Jack in the Box, Inc. 3,088 211,466
Krispy Kreme, Inc.(a) 13,486 205,459
Kura Sushi USA, Inc., Class A* 884 101,801
Life Time Group Holdings,
Inc.*(a) 6,745 104,682
Light & Wonder, Inc.*(a) 14,128 1,442,328
Lindblad Expeditions Holdings,
Inc.* 5,191 48,432
Monarch Casino & Resort, Inc. 2,077 155,754
Mondee Holdings, Inc., Class
A*(a) 6,602 15,251
Nathan's Famous, Inc.(a) 319 22,585
Noodles & Co., Class A*(a) 6,632 12,667
ONE Group Hospitality, Inc.
(The)*(a) 3,598 20,041
Papa John's International, Inc.
(a) 5,188 345,521
PlayAGS , Inc.* 5,370 48,223
Portillo's, Inc., Class A* 6,761 95,871
Potbelly Corp.* 4,278 51,807
RCI Hospitality Holdings, Inc. 1,273 73,834
Red Robin Gourmet Burgers,
Inc.*(a) 2,358 18,062
Red Rock Resorts, Inc., Class
A 7,495 448,351
Rush Street Interactive, Inc.* 10,443 67,984
Sabre Corp.*(a) 52,269 126,491
Shake Shack, Inc., Class A* 5,901 613,881
Six Flags Entertainment
Corp.*(a) 11,576 304,680
Super Group SGHC Ltd.* 21,912 75,596
Sweetgreen, Inc., Class A*(a) 15,401 389,029
Target Hospitality Corp.*(a) 4,946 53,763
United Parks & Resorts, Inc.* 5,656 317,924
Xponential Fitness, Inc., Class
A* 3,624 59,941
9,154,266

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 125
Common Stocks
Shares Value ($)
Household Durables 2.4%
Beazer Homes USA, Inc.* 4,467 146,518
Cavco Industries, Inc.*(a) 1,297 517,581
Century Communities, Inc. 4,551 439,171
Cricut, Inc., Class A 7,120 33,891
Dream Finders Homes, Inc.,
Class A*(a) 3,831 167,530
Ethan Allen Interiors, Inc. 3,549 122,689
GoPro, Inc., Class A* 20,161 44,959
Green Brick Partners, Inc.* 4,067 244,955
Helen of Troy Ltd.*(a) 3,727 429,499
Hooker Furnishings Corp.(a) 1,597 38,344
Hovnanian Enterprises, Inc.,
Class A* 756 118,647
Installed Building Products,
Inc.(a) 3,703 958,077
iRobot Corp.*(a) 4,168 36,512
KB Home 10,617 752,533
Landsea Homes Corp.* 3,049 44,302
La-Z-Boy, Inc.(a) 6,661 250,587
Legacy Housing Corp.* 1,552 33,399
LGI Homes, Inc.* 3,302 384,254
Lovesac Co. (The)*(a) 2,163 48,884
M/I Homes, Inc.* 4,228 576,234
MDC Holdings, Inc. 9,381 590,159
Meritage Homes Corp. 5,626 987,138
Purple Innovation, Inc., Class
A(a) 8,758 15,239
Skyline Champion Corp.* 8,416 715,444
Snap One Holdings Corp.*(a) 2,953 25,455
Sonos, Inc.*(a) 19,602 373,614
Taylor Morrison Home Corp.,
Class A* 16,051 997,891
Traeger, Inc.* 5,223 13,214
Tri Pointe Homes, Inc.* 14,987 579,397
United Homes Group, Inc.*(a) 678 4,739
Vizio Holding Corp., Class
A*(a) 12,121 132,604
VOXX International Corp.,
Class A*(a) 1,940 15,830
Worthington Enterprises, Inc.
(a) 4,833 300,758
10,140,048
Household Products 0.3%
Central Garden & Pet Co.* 1,618 69,299
Central Garden & Pet Co.,
Class A* 7,826 288,936
Energizer Holdings, Inc. 11,475 337,824
Oil- Dri Corp. of America 718 53,534
WD-40 Co.(a) 2,116 536,004
1,285,597
Independent Power and Renewable Electricity Producers
0.2%
Altus Power, Inc., Class A*(a) 9,953 47,575
Montauk Renewables, Inc.* 9,842 40,943
Ormat Technologies, Inc.(a) 8,516 563,674
Sunnova Energy International,
Inc.*(a) 16,038 98,313
750,505
Common Stocks
Shares Value ($)
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A 3,942 95,160
Industrial REITs 0.4%
Innovative Industrial
Properties, Inc. 4,432 458,889
LXP Industrial Trust 45,139 407,154
Plymouth Industrial REIT, Inc. 6,822 153,495
Terreno Realty Corp. 13,012 863,997
1,883,535
Insurance 1.8%
Ambac Financial Group, Inc.* 6,990 109,254
American Coastal Insurance
Corp.*(a) 2,940 31,429
American Equity Investment
Life Holding Co.* 12,485 701,907
AMERISAFE, Inc. 3,302 165,661
BRP Group, Inc., Class A*(a) 9,548 276,319
CNO Financial Group, Inc. 17,809 489,391
Crawford & Co., Class A 2,335 22,019
Donegal Group, Inc., Class
A(a) 2,925 41,360
eHealth, Inc.* 4,649 28,034
Employers Holdings, Inc. 3,619 164,266
Enstar Group Ltd.* 1,888 586,715
F&G Annuities & Life, Inc.(a) 2,808 113,864
Fidelis Insurance Holdings Ltd. 9,357 182,274
Genworth Financial, Inc.,
Class A* 63,323 407,167
GoHealth , Inc., Class A* 657 6,905
Goosehead Insurance, Inc.,
Class A* 3,362 223,976
Greenlight Capital Re Ltd.,
Class A* 4,450 55,492
Hamilton Insurance Group
Ltd., Class B* 2,680 37,332
HCI Group, Inc.(a) 1,126 130,706
Hippo Holdings, Inc.*(a) 1,749 31,954
Horace Mann Educators Corp. 5,449 201,559
Investors Title Co. 216 35,249
James River Group Holdings
Ltd.(a) 5,756 53,531
Kingsway Financial Services,
Inc.*(a) 2,051 17,105
Lemonade, Inc.*(a) 7,827 128,441
Maiden Holdings Ltd.*(a) 16,681 37,532
MBIA, Inc.(a) 7,296 49,321
Mercury General Corp. 4,203 216,875
National Western Life Group,
Inc., Class A 364 179,074
NI Holdings, Inc.* 1,529 23,164
Oscar Health, Inc., Class A* 25,383 377,445
Palomar Holdings, Inc.* 3,776 316,542
ProAssurance Corp.* 6,970 89,634
Safety Insurance Group, Inc.
(a) 1,931 158,709
Selective Insurance Group,
Inc. 9,457 1,032,421
Selectquote , Inc.* 22,130 44,260
SiriusPoint Ltd.* 11,073 140,738
Skyward Specialty Insurance
Group, Inc.*(a) 4,855 181,626

126 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
Stewart Information Services
Corp. 3,733 242,869
Tiptree, Inc., Class A 3,938 68,049
Trupanion , Inc.*(a) 6,118 168,918
United Fire Group, Inc. 3,360 73,147
Universal Insurance Holdings,
Inc. 4,017 81,625
7,723,859
Interactive Media & Services 0.6%
Bumble, Inc., Class A* 15,577 176,799
Cargurus , Inc., Class A* 14,943 344,884
Cars.com, Inc.* 10,334 177,538
DHI Group, Inc.* 6,050 15,427
EverQuote , Inc., Class A* 3,294 61,137
fuboTV , Inc.*(a) 42,779 67,591
Grindr, Inc.*(a) 6,052 61,307
MediaAlpha , Inc., Class A* 3,523 71,764
Nextdoor Holdings, Inc.*(a) 22,351 50,290
Outbrain, Inc.*(a) 7,466 29,491
QuinStreet , Inc.*(a) 8,251 145,713
Shutterstock, Inc.(a) 3,789 173,574
System1, Inc.*(a) 6,163 12,079
TrueCar, Inc.* 12,900 43,731
Vimeo, Inc.* 23,826 97,448
Yelp, Inc., Class A* 10,504 413,858
Ziff Davis, Inc.* 7,230 455,779
ZipRecruiter, Inc., Class A* 10,503 120,679
2,519,089
IT Services 0.5%
Applied Digital Corp.*(a) 12,690 54,313
BigBear.ai Holdings, Inc.*(a) 8,663 17,759
BigCommerce Holdings, Inc.,
Series 1* 10,316 71,077
Brightcove, Inc.* 6,532 12,672
Couchbase, Inc.* 5,464 143,758
DigitalOcean Holdings, Inc.*(a) 9,640 368,055
Fastly, Inc., Class A*(a) 19,380 251,359
Grid Dynamics Holdings, Inc.* 8,680 106,677
Hackett Group, Inc. (The) 3,896 94,673
Information Services Group,
Inc.(a) 5,028 20,313
Perficient, Inc.* 5,436 305,993
Rackspace Technology,
Inc.*(a) 9,045 14,291
Squarespace, Inc., Class A* 8,920 325,045
Thoughtworks Holding, Inc.* 14,195 35,913
Tucows , Inc., Class A*(a) 1,737 32,239
Unisys Corp.* 10,000 49,100
1,903,237
Leisure Products 0.4%
Acushnet Holdings Corp.(a) 4,690 309,305
AMMO, Inc.*(a) 13,357 36,732
Clarus Corp.(a) 4,367 29,477
Escalade, Inc.(a) 1,771 24,351
Funko, Inc., Class A*(a) 5,390 33,634
JAKKS Pacific, Inc.* 1,258 31,073
Johnson Outdoors, Inc., Class
A 808 37,257
Latham Group, Inc.* 6,923 27,415
Malibu Boats, Inc., Class A* 3,081 133,346
Common Stocks
Shares Value ($)
Leisure Products
Marine Products Corp. 1,063 12,490
MasterCraft Boat Holdings,
Inc.* 2,395 56,809
Smith & Wesson Brands, Inc. 6,985 121,260
Solo Brands, Inc., Class A*(a) 3,415 7,411
Sturm Ruger & Co., Inc. 2,735 126,220
Topgolf Callaway Brands
Corp.*(a) 22,931 370,794
Vista Outdoor, Inc.*(a) 8,941 293,086
1,650,660
Life Sciences Tools & Services 0.2%
Adaptive Biotechnologies
Corp.*(a) 17,390 55,822
Akoya Biosciences, Inc.*(a) 3,898 18,282
BioLife Solutions, Inc.*(a) 5,321 98,705
Codexis, Inc.* 10,060 35,109
CryoPort , Inc.*(a) 6,942 122,873
Cytek Biosciences, Inc.*(a) 18,369 123,256
Harvard Bioscience, Inc.* 5,847 24,791
MaxCyte, Inc.* 12,310 51,579
MaxCyte, Inc.*(a) 918 3,846
Mesa Laboratories, Inc.(a) 769 84,382
Nautilus Biotechnology, Inc.,
Class A*(a) 8,320 24,461
OmniAb , Inc.*(a) 14,006 75,913
OmniAb , Inc.*^∞(a) 1,742 0
Pacific Biosciences of
California, Inc.*(a) 38,194 143,227
Quanterix Corp.*(a) 5,700 134,292
Quantum-Si, Inc.*(a) 15,042 29,633
Seer, Inc., Class A* 8,495 16,141
1,042,312
Machinery 3.7%
374Water, Inc.*(a) 8,478 10,682
3D Systems Corp.*(a) 20,466 90,869
Alamo Group, Inc. 1,595 364,186
Albany International Corp.,
Class A 5,009 468,392
Astec Industries, Inc. 3,529 154,253
Atmus Filtration Technologies,
Inc.* 13,232 426,732
Barnes Group, Inc.(a) 7,735 287,355
Blue Bird Corp.* 4,277 163,980
Chart Industries, Inc.*(a) 6,719 1,106,754
Columbus McKinnon Corp. 4,341 193,739
Commercial Vehicle Group,
Inc.*(a) 4,727 30,395
Desktop Metal, Inc., Class
A*(a) 40,602 35,730
Douglas Dynamics, Inc. 3,440 82,973
Energy Recovery, Inc.* 8,494 134,120
Enerpac Tool Group Corp.,
Class A 8,391 299,223
Enpro , Inc. 3,285 554,409
ESCO Technologies, Inc. 4,028 431,197
Federal Signal Corp. 9,251 785,132
Franklin Electric Co., Inc.(a) 7,096 757,924
Gencor Industries, Inc.* 1,714 28,607
Gorman-Rupp Co. (The) 3,482 137,713
Greenbrier Cos., Inc. (The) 4,728 246,329
Helios Technologies, Inc. 5,203 232,522

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 127
Common Stocks
Shares Value ($)
Machinery
Hillenbrand, Inc.(a) 11,030 554,699
Hillman Solutions Corp.* 29,981 318,998
Hyliion Holdings Corp.*(a) 22,896 40,297
Hyster-Yale Materials
Handling, Inc. 1,767 113,388
John Bean Technologies Corp.
(a) 4,999 524,345
Kadant , Inc.(a) 1,822 597,798
Kennametal, Inc.(a) 13,458 335,642
Lindsay Corp. 1,702 200,257
Luxfer Holdings plc 4,095 42,465
Manitowoc Co., Inc. (The)* 5,302 74,970
Mayville Engineering Co., Inc.* 1,593 22,828
Microvast Holdings, Inc.*(a) 33,326 27,894
Miller Industries, Inc. 1,750 87,675
Mueller Industries, Inc.(a) 17,320 934,068
Mueller Water Products, Inc.,
Class A 24,472 393,754
Nikola Corp.*(a) 115,864 120,499
Omega Flex, Inc.(a) 477 33,834
Park-Ohio Holdings Corp. 1,231 32,843
Proto Labs, Inc.* 3,940 140,855
REV Group, Inc. 5,143 113,609
Shyft Group, Inc. (The) 5,328 66,174
SPX Technologies, Inc.* 6,851 843,564
Standex International Corp.(a) 1,828 333,098
Tennant Co. 2,875 349,629
Terex Corp. 10,430 671,692
Titan International, Inc.*(a) 8,255 102,857
Trinity Industries, Inc.(a) 13,039 363,136
Velo3D, Inc.*(a) 13,912 6,338
Wabash National Corp. 7,120 213,173
Watts Water Technologies,
Inc., Class A 4,220 896,961
15,580,556
Marine Transportation 0.3%
Costamare , Inc. 6,989 79,325
Eagle Bulk Shipping, Inc.(a) 1,454 90,831
Genco Shipping & Trading Ltd. 6,516 132,470
Golden Ocean Group Ltd.(a) 19,227 249,182
Himalaya Shipping Ltd. 3,784 29,175
Matson, Inc.(a) 5,404 607,410
Pangaea Logistics Solutions
Ltd.(a) 5,812 40,510
Safe Bulkers, Inc. 9,515 47,194
1,276,097
Media 0.6%
Advantage Solutions, Inc.*(a) 14,252 61,711
AMC Networks, Inc., Class A* 4,661 56,538
Boston Omaha Corp., Class
A*(a) 3,394 52,471
Cardlytics, Inc.*(a) 5,994 86,853
Clear Channel Outdoor
Holdings, Inc.* 60,568 99,937
EchoStar Corp., Class A*(a) 19,203 273,643
Emerald Holding, Inc.* 2,270 15,459
Entravision Communications
Corp., Class A(a) 9,139 14,988
EW Scripps Co. (The), Class
A*(a) 9,061 35,610
Gambling.com Group Ltd.* 1,902 17,365
Common Stocks
Shares Value ($)
Media
Gannett Co., Inc.*(a) 23,990 58,536
Gray Television, Inc. 12,970 81,970
iHeartMedia, Inc., Class A*(a) 16,177 33,810
Integral Ad Science Holding
Corp.* 10,237 102,063
John Wiley & Sons, Inc., Class
A 5,832 222,374
Magnite , Inc.* 21,167 227,545
PubMatic, Inc., Class A*(a) 6,624 157,121
Scholastic Corp. 3,950 148,955
Sinclair, Inc.(a) 5,357 72,159
Stagwell , Inc., Class A*(a) 13,638 84,828
TechTarget, Inc.* 4,004 132,452
TEGNA, Inc.(a) 31,403 469,161
Thryv Holdings, Inc.*(a) 4,679 104,014
Townsquare Media, Inc., Class
A 1,528 16,777
Urban One, Inc.* 1,698 3,464
Urban One, Inc., Class A* 1,171 3,162
WideOpenWest , Inc.*(a) 7,624 27,599
2,660,565
Metals & Mining 1.8%
5E Advanced Materials,
Inc.*(a) 6,368 8,533
Alpha Metallurgical Resources,
Inc.(a) 1,802 596,768
Arch Resources, Inc. 2,815 452,624
ATI, Inc.*(a) 20,138 1,030,461
Caledonia Mining Corp. plc(a) 2,051 22,705
Carpenter Technology Corp. 7,710 550,648
Century Aluminum Co.*(a) 8,072 124,228
Coeur Mining, Inc.*(a) 55,407 208,884
Commercial Metals Co. 18,239 1,071,906
Compass Minerals
International, Inc.(a) 5,363 84,414
Constellium SE, Class A* 20,327 449,430
Contango ORE, Inc.*(a) 1,142 22,669
Dakota Gold Corp.*(a) 7,459 17,678
Haynes International, Inc. 1,905 114,529
Hecla Mining Co.(a) 97,157 467,325
i-80 Gold Corp.*(a) 27,622 37,014
Ivanhoe Electric, Inc.*(a) 9,783 95,873
Kaiser Aluminum Corp. 2,503 223,668
Materion Corp. 3,224 424,762
Metallus , Inc.*(a) 6,667 148,341
Novagold Resources, Inc.* 36,912 110,736
Olympic Steel, Inc. 1,608 113,975
Perpetua Resources Corp.*(a) 4,998 20,792
Piedmont Lithium, Inc.*(a) 2,723 36,270
Radius Recycling, Inc., Class A 4,025 85,048
Ramaco Resources, Inc.,
Class A(a) 3,456 58,199
Ramaco Resources, Inc.,
Class B 691 8,672
Ryerson Holding Corp. 4,424 148,204
SunCoke Energy, Inc. 13,044 147,006
Tredegar Corp. 4,091 26,673
Warrior Met Coal, Inc. 8,058 489,121
Worthington Steel, Inc.(a) 4,695 168,316
7,565,472

128 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs) 1.1%
AFC Gamma, Inc.(a) 2,971 36,781
Angel Oak Mortgage REIT, Inc. 1,703 18,290
Apollo Commercial Real
Estate Finance, Inc.(a) 22,081 245,982
Arbor Realty Trust, Inc.(a) 24,899 329,912
Ares Commercial Real Estate
Corp.(a) 8,515 63,437
ARMOUR Residential REIT,
Inc.(a) 7,639 151,023
Blackstone Mortgage Trust,
Inc., Class A(a) 26,772 533,030
BrightSpire Capital, Inc., Class
A(a) 20,268 139,646
Chicago Atlantic Real Estate
Finance, Inc. 2,337 36,854
Chimera Investment Corp. 35,074 161,691
Claros Mortgage Trust, Inc.(a) 14,157 138,172
Dynex Capital, Inc. 9,434 117,453
Ellington Financial, Inc.(a) 11,592 136,902
Franklin BSP Realty Trust, Inc.
(a) 13,000 173,680
Granite Point Mortgage Trust,
Inc. 7,976 38,046
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 17,256 490,070
Invesco Mortgage Capital, Inc.
(a) 9,360 90,605
KKR Real Estate Finance
Trust, Inc. 8,910 89,635
Ladder Capital Corp., Class A 19,157 213,217
MFA Financial, Inc.(a) 15,860 180,963
New York Mortgage Trust, Inc.
(a) 13,838 99,634
Nexpoint Real Estate Finance,
Inc. 1,188 17,060
Orchid Island Capital, Inc.(a) 8,044 71,833
PennyMac Mortgage
Investment Trust 13,670 200,676
Ready Capital Corp.(a) 25,697 234,614
Redwood Trust, Inc.(a) 20,276 129,158
TPG RE Finance Trust, Inc. 10,371 80,064
Two Harbors Investment Corp.
(a) 16,217 214,713
4,433,141
Multi-Utilities 0.4%
Avista Corp.(a) 11,828 414,217
Black Hills Corp. 10,901 595,195
Northwestern Energy Group,
Inc. 9,809 499,572
Unitil Corp. 2,310 120,928
1,629,912
Office REITs 0.6%
Brandywine Realty Trust(a) 26,714 128,227
City Office REIT, Inc. 6,201 32,307
COPT Defense Properties 17,794 430,081
Douglas Emmett, Inc.(a) 13,845 192,030
Easterly Government
Properties, Inc., Class A(a) 14,416 165,928
Equity Commonwealth* 15,771 297,757
Common Stocks
Shares Value ($)
Office REITs
Hudson Pacific Properties, Inc.
(a) 20,695 133,483
JBG SMITH Properties 14,693 235,823
Office Properties Income
Trust(a) 7,536 15,373
Orion Office REIT, Inc. 8,563 30,056
Paramount Group, Inc.(a) 29,075 136,362
Peakstone Realty Trust(a) 5,474 88,296
Piedmont Office Realty Trust,
Inc., Class A 19,609 137,851
Postal Realty Trust, Inc., Class
A(a) 2,595 37,160
SL Green Realty Corp.(a) 9,789 539,668
2,600,402
Oil, Gas & Consumable Fuels 4.6%
Amplify Energy Corp.* 5,927 39,177
Ardmore Shipping Corp.(a) 6,618 108,668
Berry Corp.(a) 12,278 98,838
California Resources Corp.(a) 10,772 593,537
Centrus Energy Corp., Class
A*(a) 1,877 77,952
Chord Energy Corp.(a) 6,491 1,156,956
Civitas Resources, Inc. 12,666 961,476
Clean Energy Fuels Corp.*(a) 25,598 68,603
CNX Resources Corp.*(a) 24,419 579,219
Comstock Resources, Inc.(a) 14,501 134,569
CONSOL Energy, Inc. 4,733 396,436
Crescent Energy Co., Class
A(a) 12,085 143,811
CVR Energy, Inc.(a) 5,065 180,618
Delek US Holdings, Inc. 10,361 318,497
DHT Holdings, Inc. 21,415 246,272
Dorian LPG Ltd.(a) 5,287 203,338
Empire Petroleum Corp.*(a) 2,287 11,687
Encore Energy Corp.*(a) 24,736 108,344
Energy Fuels, Inc.*(a) 24,267 152,639
Equitrans Midstream Corp.(a) 68,304 853,117
Evolution Petroleum Corp. 4,403 27,034
Excelerate Energy, Inc., Class
A(a) 2,900 46,458
FLEX LNG Ltd.(a) 4,640 117,995
FutureFuel Corp. 4,710 37,915
Gevo , Inc.*(a) 38,577 29,654
Golar LNG Ltd. 15,642 376,347
Granite Ridge Resources, Inc. 4,967 32,285
Green Plains, Inc.* 5,719 132,223
Gulfport Energy Corp.* 1,715 274,606
Hallador Energy Co.* 3,903 20,803
HighPeak Energy, Inc.(a) 2,031 32,029
International Seaways, Inc. 6,365 338,618
Kinetik Holdings, Inc., Class A 5,544 221,039
Kosmos Energy Ltd.* 70,444 419,846
Magnolia Oil & Gas Corp.,
Class A(a) 27,622 716,791
Matador Resources Co. 17,741 1,184,567
Murphy Oil Corp. 22,993 1,050,780
NACCO Industries, Inc., Class
A 573 17,305
NextDecade Corp.*(a) 12,052 68,455
Nordic American Tankers Ltd.
(a) 32,003 125,452

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 129
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Northern Oil & Gas, Inc.(a) 13,803 547,703
Overseas Shipholding Group,
Inc., Class A 8,411 53,830
Par Pacific Holdings, Inc.* 8,990 333,169
PBF Energy, Inc., Class A 17,221 991,413
Peabody Energy Corp.(a) 17,685 429,038
Permian Resources Corp.,
Class A(a) 71,398 1,260,889
PrimeEnergy Resources
Corp.* 74 7,418
REX American Resources
Corp.* 2,456 144,192
Riley Exploration Permian, Inc.
(a) 1,322 43,626
Ring Energy, Inc.*(a) 19,283 37,795
SandRidge Energy, Inc.(a) 3,038 44,264
Scorpio Tankers, Inc. 7,463 533,978
SFL Corp. Ltd. 17,498 230,624
SilverBow Resources, Inc.*(a) 3,554 121,334
Sitio Royalties Corp., Class
A(a) 13,164 325,414
SM Energy Co.(a) 18,186 906,572
Talos Energy, Inc.* 22,473 313,049
Teekay Corp.* 9,371 68,221
Teekay Tankers Ltd., Class A 3,667 214,189
Tellurian, Inc.*(a) 93,849 62,072
Uranium Energy Corp.*(a) 59,427 401,132
VAALCO Energy, Inc.(a) 16,270 113,402
Vertex Energy, Inc.*(a) 10,179 14,251
Vital Energy, Inc.*(a) 3,647 191,613
Vitesse Energy, Inc.(a) 4,081 96,842
W&T Offshore, Inc.(a) 15,523 41,136
World Kinect Corp. 9,437 249,609
19,480,731
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 2,463 107,707
Glatfelter Corp.*(a) 6,936 13,872
Sylvamo Corp. 5,567 343,707
465,286
Passenger Airlines 0.4%
Allegiant Travel Co.(a) 2,427 182,535
Blade Air Mobility, Inc.* 9,653 27,511
Frontier Group Holdings,
Inc.*(a) 5,920 48,011
Hawaiian Holdings, Inc.* 8,160 108,773
JetBlue Airways Corp.*(a) 51,850 384,727
Joby Aviation, Inc.*(a) 43,119 231,118
SkyWest, Inc.* 6,429 444,115
Spirit Airlines, Inc. 16,835 81,482
Sun Country Airlines Holdings,
Inc.* 6,515 98,311
1,606,583
Personal Care Products 1.0%
Beauty Health Co. (The)*(a) 12,420 55,145
BellRing Brands, Inc.* 20,482 1,209,052
Edgewell Personal Care Co.(a) 8,184 316,230
elf Beauty, Inc.* 8,409 1,648,416
Herbalife Ltd.*(a) 15,218 152,941
Inter Parfums, Inc. 2,868 402,982
Medifast , Inc.(a) 1,609 61,657
Common Stocks
Shares Value ($)
Personal Care Products
Nature's Sunshine Products,
Inc.* 2,114 43,908
Nu Skin Enterprises, Inc.,
Class A 7,937 109,769
USANA Health Sciences, Inc.* 1,730 83,905
Waldencast plc, Class A* 4,054 26,351
4,110,356
Pharmaceuticals 1.6%
Aclaris Therapeutics, Inc.* 10,643 13,197
Amneal Pharmaceuticals,
Inc.*(a) 18,544 112,377
Amphastar Pharmaceuticals,
Inc.*(a) 5,928 260,299
Amylyx Pharmaceuticals,
Inc.*(a) 7,707 21,888
ANI Pharmaceuticals, Inc.* 2,302 159,137
Arvinas , Inc.*(a) 7,794 321,736
Assertio Holdings, Inc.*(a) 13,126 12,592
Atea Pharmaceuticals, Inc.* 12,355 49,914
Axsome Therapeutics, Inc.*(a) 5,599 446,800
Biote Corp., Class A* 1,496 8,677
Bright Green Corp.*(a) 9,488 2,311
Cara Therapeutics, Inc.*(a) 7,085 6,447
Cassava Sciences, Inc.*(a) 6,253 126,873
Citius Pharmaceuticals,
Inc.*(a) 17,486 15,690
Collegium Pharmaceutical,
Inc.* 5,207 202,136
Corcept Therapeutics, Inc.*(a) 12,812 322,734
CorMedix, Inc.*(a) 8,284 35,124
Edgewise Therapeutics, Inc.* 8,825 160,968
Enliven Therapeutics, Inc.* 3,400 59,806
Evolus , Inc.* 6,836 95,704
Eyenovia , Inc.*(a) 3,825 3,771
EyePoint Pharmaceuticals,
Inc.*(a) 5,738 118,605
Harmony Biosciences
Holdings, Inc.* 4,969 166,859
Harrow, Inc.*(a) 4,375 57,881
Ikena Oncology, Inc.* 4,719 6,701
Innoviva , Inc.*(a) 8,957 136,505
Intra-Cellular Therapies, Inc.* 14,677 1,015,648
Ligand Pharmaceuticals,
Inc.*(a) 2,606 190,499
Liquidia Corp.*(a) 8,080 119,180
Longboard Pharmaceuticals,
Inc.*(a) 3,816 82,426
Marinus Pharmaceuticals,
Inc.*(a) 8,599 77,735
Neumora Therapeutics, Inc.* 2,315 31,831
NGM Biopharmaceuticals,
Inc.* 6,878 10,936
Nuvation Bio, Inc.* 22,014 80,131
Ocular Therapeutix , Inc.*(a) 17,811 162,080
Omeros Corp.*(a) 9,036 31,174
Optinose , Inc.*(a) 10,065 14,695
Pacira BioSciences , Inc.* 7,132 208,397
Phathom Pharmaceuticals,
Inc.*(a) 5,378 57,114
Phibro Animal Health Corp.,
Class A 3,214 41,557

130 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Pliant Therapeutics, Inc.*(a) 9,050 134,845
Prestige Consumer
Healthcare, Inc.* 7,818 567,274
Revance Therapeutics, Inc.*(a) 13,056 64,236
Scilex Holding Co.*(a) 9,936 15,798
scPharmaceuticals , Inc.*(a) 4,250 21,335
SIGA Technologies, Inc.(a) 7,082 60,622
Supernus Pharmaceuticals,
Inc.* 7,518 256,439
Taro Pharmaceutical Industries
Ltd.* 1,167 49,411
Tarsus Pharmaceuticals,
Inc.*(a) 4,453 161,867
Terns Pharmaceuticals, Inc.* 6,372 41,800
Theravance Biopharma,
Inc.*(a) 7,219 64,754
Third Harmonic Bio, Inc.*(a) 3,362 31,737
Trevi Therapeutics, Inc.* 6,083 20,986
Ventyx Biosciences, Inc.*(a) 7,023 38,627
Verrica Pharmaceuticals,
Inc.*(a) 3,081 18,240
WaVe Life Sciences Ltd.*(a) 11,576 71,424
Xeris Biopharma Holdings,
Inc.*(a) 21,127 46,691
Zevra Therapeutics, Inc.*(a) 5,162 29,940
6,744,161
Professional Services 2.4%
Alight, Inc., Class A* 64,879 639,058
ASGN, Inc.*(a) 7,260 760,558
Asure Software, Inc.*(a) 3,873 30,132
Barrett Business Services, Inc. 1,002 126,974
BlackSky Technology, Inc.,
Class A*(a) 18,256 24,828
CBIZ, Inc.* 7,433 583,491
Conduent, Inc.* 26,608 89,935
CRA International, Inc. 1,076 160,948
CSG Systems International,
Inc. 4,710 242,753
ExlService Holdings, Inc.*(a) 25,207 801,583
Exponent, Inc. 7,907 653,830
First Advantage Corp.(a) 8,443 136,946
FiscalNote Holdings, Inc.*(a) 9,675 12,868
Forrester Research, Inc.* 1,832 39,498
Franklin Covey Co.*(a) 1,824 71,610
Heidrick & Struggles
International, Inc. 3,017 101,552
HireQuest , Inc. 773 10,010
HireRight Holdings Corp.* 1,816 25,914
Huron Consulting Group, Inc.* 2,926 282,710
IBEX Holdings Ltd.* 1,335 20,599
ICF International, Inc. 2,910 438,333
Innodata, Inc.*(a) 3,765 24,849
Insperity, Inc. 5,569 610,418
Kelly Services, Inc., Class A(a) 5,203 130,283
Kforce , Inc. 2,980 210,150
Korn Ferry 8,224 540,810
Legalzoom.com, Inc.* 20,553 274,177
Maximus, Inc. 9,488 796,043
Mistras Group, Inc.* 2,906 27,781
NV5 Global, Inc.*(a) 2,127 208,467
Planet Labs PBC*(a) 29,038 74,047
Common Stocks
Shares Value ($)
Professional Services
Resources Connection, Inc.(a) 5,026 66,142
Skillsoft Corp.*(a) 574 5,166
Sterling Check Corp.*(a) 4,725 75,978
TriNet Group, Inc. 4,971 658,608
TrueBlue, Inc.*(a) 4,889 61,210
TTEC Holdings, Inc. 3,369 34,937
Upwork, Inc.* 19,812 242,895
Verra Mobility Corp., Class A* 21,410 534,608
Willdan Group, Inc.* 1,764 51,138
9,881,837
Real Estate Management & Development 0.7%
American Realty Investors,
Inc.* 366 6,559
Anywhere Real Estate, Inc.* 16,668 103,008
Compass, Inc., Class A*(a) 45,848 165,053
Cushman & Wakefield plc*(a) 24,335 254,544
DigitalBridge Group, Inc.(a) 25,635 493,986
Douglas Elliman, Inc.* 12,118 19,146
eXp World Holdings, Inc.(a) 10,899 112,587
Forestar Group, Inc.* 2,941 118,199
FRP Holdings, Inc.* 1,026 62,996
Kennedy-Wilson Holdings, Inc. 19,162 164,410
Marcus & Millichap, Inc. 3,821 130,564
Maui Land & Pineapple Co.,
Inc.*(a) 1,270 27,508
Newmark Group, Inc., Class A 21,841 242,217
Opendoor Technologies, Inc.* 87,473 265,043
RE/MAX Holdings, Inc., Class
A 2,763 24,231
Redfin Corp.*(a) 16,889 112,312
RMR Group, Inc. (The), Class
A 2,557 61,368
St Joe Co. (The) 5,391 312,516
Star Holdings*(a) 3,599 46,499
Stratus Properties, Inc.* 834 19,040
Tejon Ranch Co.*(a) 2,733 42,116
Transcontinental Realty
Investors, Inc.* 178 6,702
2,790,604
Residential REITs 0.4%
Apartment Investment and
Management Co., Class A* 23,097 189,165
BRT Apartments Corp.(a) 1,783 29,954
Centerspace 2,380 135,993
Clipper Realty, Inc. 2,440 11,785
Elme Communities 13,708 190,815
Independence Realty Trust,
Inc.(a) 35,862 578,454
NexPoint Residential Trust,
Inc. 3,605 116,045
UMH Properties, Inc. 9,245 150,139
Veris Residential, Inc.(a) 12,769 194,217
1,596,567
Retail REITs 1.2%
Acadia Realty Trust(a) 17,153 291,772
Alexander's, Inc.(a) 322 69,919
CBL & Associates Properties,
Inc.(a) 4,751 108,845
Getty Realty Corp. 7,254 198,397
InvenTrust Properties Corp. 11,109 285,612

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 131
Common Stocks
Shares Value ($)
Retail REITs
Kite Realty Group Trust 34,270 742,974
Macerich Co. (The)(a) 34,213 589,490
NETSTREIT Corp.(a) 10,751 197,496
Phillips Edison & Co., Inc.(a) 18,633 668,366
Retail Opportunity Investments
Corp. 19,428 249,067
Saul Centers, Inc. 2,135 82,176
SITE Centers Corp. 30,329 444,320
Tanger , Inc.(a) 16,505 487,393
Urban Edge Properties(a) 18,530 320,013
Whitestone REIT(a) 8,173 102,571
4,838,411
Semiconductors & Semiconductor Equipment 2.9%
ACM Research, Inc., Class A* 7,574 220,706
Aehr Test Systems*(a) 4,316 53,518
Alpha & Omega
Semiconductor Ltd.*(a) 3,548 78,198
Ambarella, Inc.* 5,991 304,163
Amkor Technology, Inc. 17,609 567,714
Atomera , Inc.*(a) 3,049 18,782
Axcelis Technologies, Inc.* 5,081 566,633
CEVA, Inc.* 3,564 80,938
Cohu , Inc.* 7,601 253,341
Credo Technology Group
Holding Ltd.* 19,407 411,234
Diodes, Inc.* 7,067 498,224
FormFactor , Inc.*(a) 12,070 550,754
Ichor Holdings Ltd.* 4,397 169,812
Impinj , Inc.*(a) 3,660 469,981
indie Semiconductor, Inc.,
Class A*(a) 23,255 164,645
inTEST Corp.*(a) 1,488 19,716
Kulicke & Soffa Industries, Inc.
(a) 8,669 436,137
MACOM Technology Solutions
Holdings, Inc.*(a) 8,593 821,835
Maxeon Solar Technologies
Ltd.*(a) 4,424 14,732
MaxLinear , Inc., Class A* 11,673 217,935
Navitas Semiconductor Corp.,
Class A*(a) 17,377 82,888
NVE Corp.(a) 781 70,431
Onto Innovation, Inc.* 7,614 1,378,743
PDF Solutions, Inc.* 4,959 166,970
Photronics , Inc.* 9,574 271,136
Power Integrations, Inc. 8,833 632,001
Rambus, Inc.* 16,801 1,038,470
Semtech Corp.*(a) 10,150 279,024
Silicon Laboratories, Inc.*(a) 4,978 715,438
SiTime Corp.*(a) 2,834 264,214
SkyWater Technology, Inc.*(a) 2,649 26,940
SMART Global Holdings,
Inc.*(a) 7,946 209,139
Synaptics , Inc.* 6,190 603,896
Transphorm , Inc.* 5,074 24,913
Ultra Clean Holdings, Inc.* 7,005 321,810
Veeco Instruments, Inc.* 7,981 280,692
12,285,703
Software 6.3%
8x8, Inc.*(a) 19,018 51,349
A10 Networks, Inc. 11,011 150,741
Common Stocks
Shares Value ($)
Software
ACI Worldwide, Inc.*(a) 17,092 567,625
Adeia , Inc.(a) 16,871 184,231
Agilysys , Inc.* 3,176 267,610
Alarm.com Holdings, Inc.* 7,506 543,960
Alkami Technology, Inc.*(a) 6,405 157,371
Altair Engineering, Inc., Class
A*(a) 8,597 740,632
American Software, Inc., Class
A(a) 5,207 59,620
Amplitude, Inc., Class A* 11,458 124,663
Appfolio , Inc., Class A* 2,995 738,986
Appian Corp., Class A*(a) 6,359 254,042
Asana, Inc., Class A*(a) 13,280 205,707
Aurora Innovation, Inc., Class
A*(a) 57,266 161,490
AvePoint, Inc.* 22,873 181,154
Bit Digital, Inc.*(a) 13,915 39,936
Blackbaud, Inc.* 6,845 507,488
BlackLine , Inc.* 8,926 576,441
Box, Inc., Class A* 22,055 624,598
Braze, Inc., Class A* 8,460 374,778
C3.ai, Inc., Class A*(a) 12,984 351,477
Cerence , Inc.* 6,846 107,825
Cipher Mining, Inc.* 5,951 30,648
Cleanspark , Inc.*(a) 30,219 640,945
Clear Secure, Inc., Class A 12,976 276,000
CommVault Systems, Inc.* 6,854 695,201
Consensus Cloud Solutions,
Inc.* 3,057 48,484
CoreCard Corp.*(a) 1,305 14,420
CS Disco, Inc.* 3,220 26,179
Daily Journal Corp.*(a) 211 76,300
Digimarc Corp.*(a) 2,114 57,459
Digital Turbine, Inc.*(a) 15,207 39,842
Domo, Inc., Class B* 5,122 45,688
E2open Parent Holdings,
Inc.*(a) 28,094 124,737
eGain Corp.* 3,411 22,001
Enfusion , Inc., Class A*(a) 6,533 60,430
Envestnet, Inc.*(a) 6,895 399,289
Everbridge, Inc.* 6,565 228,659
EverCommerce , Inc.*(a) 3,504 33,008
Expensify, Inc., Class A* 8,499 15,638
Freshworks , Inc., Class A* 25,482 464,027
Instructure Holdings, Inc.* 3,009 64,332
Intapp , Inc.* 6,357 218,045
InterDigital , Inc.(a) 4,014 427,330
Jamf Holding Corp.*(a) 10,867 199,409
Kaltura, Inc.*(a) 11,922 16,095
LivePerson , Inc.*(a) 11,083 11,054
LiveRamp Holdings, Inc.* 10,236 353,142
Marathon Digital Holdings,
Inc.*(a) 35,049 791,406
Matterport, Inc.*(a) 38,365 86,705
MeridianLink , Inc.* 3,957 73,996
MicroStrategy, Inc., Class
A*(a) 2,317 3,949,466
Mitek Systems, Inc.*(a) 6,755 95,245
Model N, Inc.* 6,232 177,425
N-able, Inc.* 11,083 144,855
NextNav , Inc.*(a) 7,930 52,179
Olo, Inc., Class A* 15,691 86,144

132 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
ON24, Inc. 4,248 30,331
OneSpan , Inc.* 6,055 70,420
PagerDuty, Inc.*(a) 14,231 322,759
PowerSchool Holdings, Inc.,
Class A*(a) 8,707 185,372
Progress Software Corp.(a) 6,817 363,414
PROS Holdings, Inc.*(a) 7,233 262,775
Q2 Holdings, Inc.*(a) 9,019 474,039
Qualys, Inc.* 5,791 966,344
Rapid7, Inc.*(a) 9,510 466,370
Red Violet, Inc.* 1,649 32,238
Rimini Street, Inc.*(a) 7,111 23,182
Riot Platforms, Inc.*(a) 31,103 380,701
Sapiens International Corp.
NV 4,854 156,105
SEMrush Holdings, Inc., Class
A*(a) 4,740 62,852
SolarWinds Corp.* 7,865 99,256
SoundHound AI, Inc., Class
A*(a) 21,434 126,246
SoundThinking , Inc.* 1,386 22,010
Sprinklr, Inc., Class A* 16,631 204,062
Sprout Social, Inc., Class A*(a) 7,705 460,066
SPS Commerce, Inc.* 5,692 1,052,451
Tenable Holdings, Inc.* 18,208 900,021
Terawulf , Inc.*(a) 24,061 63,280
Varonis Systems, Inc., Class
B* 17,030 803,305
Verint Systems, Inc.* 9,827 325,765
Veritone , Inc.*(a) 3,676 19,336
Viant Technology, Inc., Class
A* 2,463 26,256
Weave Communications, Inc.* 5,489 63,014
Workiva, Inc., Class A*(a) 7,794 660,931
Xperi , Inc.* 7,545 90,993
Yext , Inc.* 17,137 103,336
Zeta Global Holdings Corp.,
Class A* 21,914 239,520
Zuora, Inc., Class A* 20,905 190,654
26,264,911
Specialized REITs 0.4%
Farmland Partners, Inc.(a) 6,942 77,056
Four Corners Property Trust,
Inc.(a) 15,119 369,962
Gladstone Land Corp. 5,048 67,340
Outfront Media, Inc. 23,451 393,742
PotlatchDeltic Corp. 12,435 584,694
Safehold, Inc.(a) 7,746 159,568
Uniti Group, Inc.(a) 36,938 217,934
1,870,296
Specialty Retail 2.7%
1-800-Flowers.com, Inc.,
Class A*(a) 4,156 45,010
Aaron's Co., Inc. (The) 4,783 35,873
Abercrombie & Fitch Co.,
Class A* 7,609 953,636
Academy Sports & Outdoors,
Inc.(a) 11,257 760,298
American Eagle Outfitters, Inc.
(a) 28,584 737,181
America's Car-Mart, Inc.* 932 59,527
Common Stocks
Shares Value ($)
Specialty Retail
Arko Corp.(a) 12,165 69,341
Asbury Automotive Group,
Inc.*(a) 3,226 760,626
BARK, Inc.*(a) 23,596 29,259
Beyond, Inc.* 7,147 256,649
Big 5 Sporting Goods Corp.(a) 3,349 11,788
Boot Barn Holdings, Inc.*(a) 4,759 452,819
Buckle, Inc. (The)(a) 4,696 189,108
Build-A-Bear Workshop, Inc.
(a) 2,007 59,949
Caleres, Inc.(a) 5,231 214,628
Camping World Holdings, Inc.,
Class A(a) 6,872 191,385
CarParts.com, Inc.* 8,128 13,167
Carvana Co., Class A*(a) 16,114 1,416,582
Cato Corp. (The), Class A 2,624 15,141
Children's Place, Inc. (The)*(a) 2,019 23,299
Designer Brands, Inc., Class
A(a) 6,795 74,269
Destination XL Group, Inc.*(a) 9,352 33,667
Duluth Holdings, Inc., Class
B*(a) 1,620 7,938
Envela Corp.*(a) 924 4,269
EVgo , Inc., Class A*(a) 15,318 38,448
Foot Locker, Inc. 12,948 369,018
Genesco, Inc.* 1,856 52,228
Group 1 Automotive, Inc. 2,139 625,080
GrowGeneration Corp.*(a) 8,995 25,726
Guess?, Inc.(a) 4,707 148,129
Haverty Furniture Cos., Inc.(a) 2,220 75,746
Hibbett, Inc. 1,770 135,954
J Jill, Inc.* 718 22,954
Lands' End, Inc.* 2,516 27,399
Lazydays Holdings, Inc.*(a) 1,284 5,175
Leslie's, Inc.*(a) 28,112 182,728
MarineMax , Inc.* 3,268 108,694
Monro , Inc.(a) 4,610 145,399
National Vision Holdings, Inc.* 12,051 267,050
ODP Corp. (The)*(a) 5,078 269,388
OneWater Marine, Inc., Class
A*(a) 1,715 48,277
PetMed Express, Inc.(a) 3,451 16,530
Rent the Runway, Inc., Class
A*(a) 6,610 2,283
Revolve Group, Inc., Class A* 6,168 130,577
Sally Beauty Holdings, Inc.* 17,093 212,295
Shoe Carnival, Inc. 2,953 108,198
Signet Jewelers Ltd.(a) 6,834 683,878
Sleep Number Corp.* 3,329 53,364
Sonic Automotive, Inc., Class
A(a) 2,258 128,571
Sportsman's Warehouse
Holdings, Inc.* 5,835 18,147
Stitch Fix, Inc., Class A* 13,358 35,265
ThredUp , Inc., Class A*(a) 11,067 22,134
Tile Shop Holdings, Inc.* 3,839 26,988
Tilly's, Inc., Class A* 2,773 18,856
Torrid Holdings, Inc.*(a) 1,699 8,291
Upbound Group, Inc. 8,509 299,602
Urban Outfitters, Inc.* 9,978 433,245
Warby Parker, Inc., Class A* 13,323 181,326
Winmark Corp. 434 156,978

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 133
Common Stocks
Shares Value ($)
Specialty Retail
Zumiez, Inc.* 2,532 38,461
11,537,791
Technology Hardware, Storage & Peripherals 2.1%
CompoSecure , Inc., Class
A*(a) 2,069 14,959
Corsair Gaming, Inc.* 5,657 69,807
CPI Card Group, Inc.*(a) 600 10,716
Eastman Kodak Co.* 8,630 42,718
Immersion Corp.(a) 5,003 37,422
Intevac, Inc.*(a) 3,353 12,876
IonQ , Inc.*(a) 25,578 255,524
Super Micro Computer, Inc.* 7,935 8,014,588
Turtle Beach Corp.* 2,558 44,100
Xerox Holdings Corp.(a) 18,675 334,283
8,836,993
Textiles, Apparel & Luxury Goods 0.5%
Allbirds , Inc., Class A*(a) 14,980 10,398
Figs, Inc., Class A*(a) 19,896 99,082
Fossil Group, Inc.*(a) 6,867 7,004
G-III Apparel Group Ltd.* 6,568 190,538
Hanesbrands, Inc.*(a) 55,633 322,671
Kontoor Brands, Inc.(a) 8,804 530,441
Movado Group, Inc. 2,318 64,742
Oxford Industries, Inc. 2,377 267,175
Rocky Brands, Inc.(a) 1,179 31,986
Steven Madden Ltd. 11,530 487,488
Vera Bradley, Inc.* 3,799 25,833
Wolverine World Wide, Inc.(a) 12,364 138,601
2,175,959
Tobacco 0.1%
Ispire Technology, Inc.*(a) 2,685 16,459
Turning Point Brands, Inc. 2,547 74,627
Universal Corp.(a) 3,845 198,863
Vector Group Ltd. 22,361 245,077
535,026
Trading Companies & Distributors 2.1%
Alta Equipment Group, Inc. 3,295 42,670
Applied Industrial
Technologies, Inc. 5,974 1,180,164
Beacon Roofing Supply, Inc.* 9,870 967,457
BlueLinx Holdings, Inc.* 1,375 179,080
Boise Cascade Co. 6,179 947,673
Custom Truck One Source,
Inc.*(a) 8,074 46,991
Distribution Solutions Group,
Inc.* 1,622 57,548
DNOW, Inc.* 16,739 254,433
DXP Enterprises, Inc.* 1,985 106,654
EVI Industries, Inc.(a) 1,027 25,572
FTAI Aviation Ltd.(a) 15,562 1,047,323
GATX Corp. 5,486 735,289
Global Industrial Co. 1,992 89,202
GMS, Inc.* 6,272 610,516
H&E Equipment Services, Inc. 5,143 330,078
Herc Holdings, Inc. 4,442 747,589
Hudson Technologies, Inc.* 6,524 71,829
Karat Packaging, Inc. 964 27,580
McGrath RentCorp (a) 3,854 475,468
MRC Global, Inc.* 13,139 165,157
Rush Enterprises, Inc., Class A 9,294 497,415
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Rush Enterprises, Inc., Class
B 1,506 80,255
Titan Machinery, Inc.* 3,102 76,961
Transcat , Inc.* 1,257 140,067
Willis Lease Finance Corp.* 363 18,012
Xometry , Inc., Class A*(a) 5,234 88,402
9,009,385
Water Utilities 0.4%
American States Water Co. 5,791 418,342
Artesian Resources Corp.,
Class A 1,277 47,389
Cadiz, Inc.*(a) 6,055 17,560
California Water Service
Group 8,959 416,414
Consolidated Water Co. Ltd. 2,466 72,278
Global Water Resources, Inc. 1,601 20,557
Middlesex Water Co. 2,693 141,383
Pure Cycle Corp.* 3,202 30,419
SJW Group 4,951 280,177
York Water Co. (The)(a) 1,918 69,566
1,514,085
Wireless Telecommunication Services 0.1%
Gogo, Inc.*(a) 9,976 87,589
Spok Holdings, Inc. 2,869 45,761
Telephone & Data Systems,
Inc. 15,424 247,093
Tingo Group, Inc.*(a) 17,126 438
380,881
Total Common Stocks
(cost $294,937,638) 415,968,997
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,552 0
Chinook Therapeutics, Inc.,
CVR*^∞ 8,695 0
Icosavax , Inc., CVR*∞ 4,394 0
Oncternal Therapeutics, Inc.,
CVR*^∞(a) 97 0
0
Oil, Gas & Consumable Fuels 0.0%
†
Empire Petroleum Corp.,
expiring 4/3/2024*∞(a) 2,287 0
Total Rights
(cost $6,480) 0

134 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
Repurchase Agreements 10.0%
Principal
Amount ($) Value ($)
Bank of America NA,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $6,003,554,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 4.00%, maturing
4/1/2042 - 8/1/2045; total
market value $6,120,000.
(b) 6,000,000 6,000,000
BofA Securities, Inc.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,001,185,
collateralized by U.S.
Government Agency
Securities, ranging from
3.50% - 6.04%, maturing
2/25/2028 - 10/20/2069;
total market value
$2,040,000.(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $3,910,008,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $3,985,848.
(b) 3,907,694 3,907,694
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $2,001,185,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.85%
- 39.76%, maturing
8/1/2024 - 2/20/2074; total
market value $2,040,000.
(b) 2,000,000 2,000,000
MetLife, Inc.,
5.31%, dated 3/28/2024,
due 4/1/2024, repurchase
price $18,010,620,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046;
total market value
$18,372,769.(b) 18,000,000 18,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.33%, dated 3/28/2024,
due 4/1/2024, repurchase
price $10,005,923,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 5/2/2024
- 12/20/2066; total market
value $10,200,003.(b) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $41,907,694) 41,907,694
Total Investments
(cost $336,906,706) — 109.1% 457,911,803
Liabilities in excess of other assets — (9.1)% (38,178,632)
NET ASSETS — 100.0%
$ 419,733,171
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $123,669,758, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $41,907,694 and by $84,896,490 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 7.63%, and maturity
dates ranging from 4/2/2024 – 2/15/2054, a total value of
$126,804,184.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $41,907,694.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 135
Futures contracts outstanding as of March 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 55 6/2024 USD 5,901,225 62,297
Net contracts 62,297
As of March 31, 2024, the Fund had $390,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

136 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 137
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 35,112 $ – $ – $ 35,112
Common Stocks
Aerospace & Defense 4,159,560 – – 4,159,560
Air Freight & Logistics 687,092 – – 687,092
Automobile Components 5,251,291 – – 5,251,291
Automobiles 363,406 – – 363,406
Banks 35,039,783 – – 35,039,783
Beverages 1,677,980 – – 1,677,980
Biotechnology 33,097,637 – – 33,097,637
Broadline Retail 369,880 – – 369,880
Building Products 8,530,833 – – 8,530,833
Capital Markets 5,688,351 – – 5,688,351
Chemicals 8,009,105 – – 8,009,105
Commercial Services & Supplies 6,608,241 – – 6,608,241
Communications Equipment 2,069,765 – – 2,069,765
Construction & Engineering 8,134,463 – – 8,134,463
Construction Materials 1,641,655 – – 1,641,655
Consumer Finance 3,011,872 – – 3,011,872
Consumer Staples Distribution & Retail 2,490,253 – – 2,490,253
Containers & Packaging 1,171,187 – – 1,171,187
Distributors 26,620 – – 26,620
Diversified Consumer Services 4,503,728 – – 4,503,728
Diversified REITs 2,261,096 – – 2,261,096
Diversified Telecommunication Services 1,576,429 – – 1,576,429
Electric Utilities 2,756,855 – – 2,756,855
Electrical Equipment 5,886,560 – – 5,886,560
Electronic Equipment, Instruments &
Components 10,955,082 – – 10,955,082
Energy Equipment & Services 10,668,387 – – 10,668,387
Entertainment 1,731,828 – – 1,731,828
Financial Services 10,135,812 – – 10,135,812
Food Products 3,668,647 – – 3,668,647
Gas Utilities 3,752,263 – – 3,752,263
Ground Transportation 1,851,119 – – 1,851,119
Health Care Equipment & Supplies 10,843,096 – – 10,843,096
Health Care Providers & Services 10,547,715 – – 10,547,715
Health Care REITs 1,985,464 – – 1,985,464
Health Care Technology 1,497,969 – – 1,497,969
Hotel & Resort REITs 3,497,994 – – 3,497,994
Hotels, Restaurants & Leisure 9,154,266 – – 9,154,266
Household Durables 10,140,048 – – 10,140,048
Household Products 1,285,597 – – 1,285,597
Independent Power and Renewable
Electricity Producers 750,505 – – 750,505
Industrial Conglomerates 95,160 – – 95,160
Industrial REITs 1,883,535 – – 1,883,535
Insurance 7,723,859 – – 7,723,859
Interactive Media & Services 2,519,089 – – 2,519,089
IT Services 1,903,237 – – 1,903,237
Leisure Products 1,650,660 – – 1,650,660
Life Sciences Tools & Services 1,042,312 – – 1,042,312
Machinery 15,580,556 – – 15,580,556
Marine Transportation 1,276,097 – – 1,276,097
Media 2,660,565 – – 2,660,565
Metals & Mining 7,565,472 – – 7,565,472
Mortgage Real Estate Investment Trusts
(REITs) 4,433,141 – – 4,433,141
Multi-Utilities 1,629,912 – – 1,629,912
Office REITs 2,600,402 – – 2,600,402
Oil, Gas & Consumable Fuels 19,480,731 – – 19,480,731
Paper & Forest Products 465,286 – – 465,286
Passenger Airlines 1,606,583 – – 1,606,583
Personal Care Products 4,110,356 – – 4,110,356

138 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Small Cap Index Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the
Level 1 Level 2 Level 3 Total
Assets:
Pharmaceuticals $ 6,744,161 $ – $ – $ 6,744,161
Professional Services 9,881,837 – – 9,881,837
Real Estate Management & Development 2,790,604 – – 2,790,604
Residential REITs 1,596,567 – – 1,596,567
Retail REITs 4,838,411 – – 4,838,411
Semiconductors & Semiconductor
Equipment 12,285,703 – – 12,285,703
Software 26,264,911 – – 26,264,911
Specialized REITs 1,870,296 – – 1,870,296
Specialty Retail 11,537,791 – – 11,537,791
Technology Hardware, Storage &
Peripherals 8,836,993 – – 8,836,993
Textiles, Apparel & Luxury Goods 2,175,959 – – 2,175,959
Tobacco 535,026 – – 535,026
Trading Companies & Distributors 9,009,385 – – 9,009,385
Water Utilities 1,514,085 – – 1,514,085
Wireless Telecommunication Services 380,881 – – 380,881
Total Common Stocks $ 415,968,997 $ – $ – $ 415,968,997
Futures Contracts 62,297 – – 62,297
Repurchase Agreements – 41,907,694 – 41,907,694
Rights   – – – –
Total $ 416,066,406 $ 41,907,694 $ – $ 457,974,100
As of March 31, 2024, the Fund held one common stock investment and three rights investments that were categorized as Level
3 investments which were each valued at $0.

NVIT Small Cap Index Fund - March 31, 2024 (Unaudited) - Statement of Investments - 139
price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 62,297
Total $ 62,297
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Columbia Overseas Value Fund - March 31, 2024 (Unaudited) - Statement of Investments - 1
Common Stocks 97.7%
Shares Value ($)
AUSTRALIA 2.0%
Metals & Mining 2.0%
Northern Star Resources Ltd. 481,077 4,591,893
BELGIUM 1.0%
Diversified Telecommunication Services 1.0%
Liberty Global Ltd., Class C *(a) 125,762 2,218,442
CANADA 4.6%
Chemicals 0.4%
Nutrien Ltd. 16,010 869,503
Metals & Mining 1.2%
Pan American Silver Corp. (a) 67,070 1,011,416
Teck Resources Ltd., Class B 38,389 1,757,448
2,768,864
Oil, Gas & Consumable Fuels 3.0%
Cameco Corp. (a) 90,345 3,913,745
Vermilion Energy, Inc. 237,861 2,958,991
6,872,736
10,511,103
CHINA 0.5%
Water Utilities 0.5%
Guangdong Investment Ltd. 2,432,000 1,040,518
FINLAND 1.8%
Paper & Forest Products 1.8%
UPM- Kymmene OYJ (a) 124,551 4,145,533
FRANCE 12.3%
Banks 2.3%
BNP Paribas SA 74,100 5,273,566
Biotechnology 0.0%
†
DBV Technologies SA, ADR * 26,640 20,132
Construction & Engineering 1.1%
Eiffage SA 22,805 2,585,627
Financial Services 0.2%
Worldline SA Reg. S *(b) 40,720 504,141
Insurance 2.9%
AXA SA 176,364 6,622,240
Multi-Utilities 2.2%
Engie SA 297,860 5,005,467
Oil, Gas & Consumable Fuels 3.6%
TotalEnergies SE 123,212 8,472,059
28,483,232
GERMANY 4.1%
Automobiles 0.8%
Mercedes-Benz Group AG 24,322 1,937,326
Machinery 1.1%
Duerr AG 56,705 1,310,366
KION Group AG 24,954 1,313,330
2,623,696
Multi-Utilities 1.5%
E.ON SE 231,009 3,210,915
Pharmaceuticals 0.7%
Merck KGaA 8,780 1,549,567
9,321,504
GREECE 1.3%
Banks 1.3%
Piraeus Financial Holdings SA * 694,418 2,902,153
Common Stocks
Shares Value ($)
HONG KONG 1.3%
Food Products 1.3%
WH Group Ltd. Reg. S (b) 4,474,377 2,952,832
IRELAND 1.8%
Banks 1.3%
Bank of Ireland Group plc 300,626 3,067,877
Biotechnology 0.0%
†
Amarin Corp. plc, ADR *(a) 23,312 20,766
Containers & Packaging 0.5%
Smurfit Kappa Group plc (a) 24,733 1,128,262
4,216,905
ISRAEL 3.4%
Banks 0.8%
Bank Hapoalim BM 203,615 1,907,887
Diversified Telecommunication Services 0.5%
Bezeq The Israeli
Telecommunication Corp. Ltd. 931,047 1,196,786
Software 2.1%
Check Point Software
Technologies Ltd. * 28,184 4,622,458
7,727,131
JAPAN 24.0%
Automobiles 1.2%
Toyota Motor Corp. 106,900 2,687,051
Banks 3.9%
Mebuki Financial Group, Inc. (a) 809,700 2,657,914
Sumitomo Mitsui Financial Group,
Inc. 109,400 6,395,574
9,053,488
Building Products 0.8%
Sanwa Holdings Corp. 103,200 1,801,657
Commercial Services & Supplies 1.6%
TOPPAN Holdings, Inc. (a) 142,700 3,575,936
Construction & Engineering 0.6%
Kinden Corp. 85,500 1,487,603
Consumer Staples Distribution & Retail 1.8%
Kusuri no Aoki Holdings Co. Ltd. 27,400 563,943
MatsukiyoCocokara & Co. (a) 147,100 2,362,663
Sundrug Co. Ltd. 40,800 1,265,388
4,191,994
Electronic Equipment, Instruments & Components 2.6%
Daiwabo Holdings Co. Ltd. 165,500 2,769,087
Macnica Holdings, Inc. (a) 66,200 3,246,056
6,015,143
Financial Services 1.8%
ORIX Corp. 193,600 4,232,927
Health Care Providers & Services 0.6%
Ship Healthcare Holdings, Inc. 93,300 1,288,166
Insurance 1.4%
Dai-ichi Life Holdings, Inc. 122,700 3,130,870
Leisure Products 1.7%
Sankyo Co. Ltd. (a) 350,800 3,830,030
Machinery 0.3%
Takuma Co. Ltd. 58,000 719,395

2 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals 1.4%
Takeda Pharmaceutical Co. Ltd. 117,100 3,254,485
Specialty Retail 1.7%
Shimamura Co. Ltd. 68,900 3,928,618
Trading Companies & Distributors 2.6%
ITOCHU Corp. (a) 77,100 3,306,193
Marubeni Corp. 157,000 2,719,201
6,025,394
55,222,757
JERSEY 0.3%
Chemicals 0.3%
Arcadium Lithium plc *(a) 173,123 746,160
NETHERLANDS 10.6%
Banks 2.7%
ING Groep NV 373,924 6,158,193
Consumer Staples Distribution & Retail 1.9%
Koninklijke Ahold Delhaize NV 145,593 4,353,206
Insurance 2.1%
ASR Nederland NV 97,630 4,779,658
Oil, Gas & Consumable Fuels 3.9%
Shell plc 272,528 9,042,084
24,333,141
NORWAY 1.1%
Food Products 1.1%
Leroy Seafood Group ASA 550,526 2,409,708
RUSSIA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
LUKOIL PJSC ^∞ 10,847 0
SINGAPORE 2.3%
Electronic Equipment, Instruments & Components 1.4%
Venture Corp. Ltd. 313,400 3,310,355
Oil, Gas & Consumable Fuels 0.9%
BW LPG Ltd. Reg. S (b) 177,693 1,997,693
5,308,048
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Sibanye Stillwater Ltd., ADR (a) 99,915 470,600
SOUTH KOREA 0.6%
Broadline Retail 0.1%
Hyundai Home Shopping Network
Corp. 7,306 283,322
Textiles, Apparel & Luxury Goods 0.5%
Youngone Corp. 35,038 1,051,515
1,334,837
SPAIN 2.6%
Banks 2.6%
Banco Santander SA 1,222,881 5,975,266
SWITZERLAND 2.4%
Capital Markets 0.4%
UBS Group AG (Registered) 32,310 993,009
Pharmaceuticals 2.0%
Novartis AG (Registered) 45,774 4,432,953
5,425,962
Common Stocks
Shares Value ($)
UNITED KINGDOM 11.5%
Capital Markets 1.4%
TP ICAP Group plc 1,098,998 3,126,118
Diversified Telecommunication Services 1.0%
BT Group plc 1,708,261 2,363,782
Energy Equipment & Services 0.1%
John Wood Group plc * 187,789 313,914
Hotels, Restaurants & Leisure 0.5%
Flutter Entertainment plc * 5,397 1,077,583
Household Durables 0.1%
Crest Nicholson Holdings plc 128,850 314,830
Industrial Conglomerates 1.8%
DCC plc 56,394 4,105,132
Insurance 1.1%
Just Group plc 1,977,642 2,622,794
Media 0.7%
WPP plc 178,398 1,688,305
Oil, Gas & Consumable Fuels 0.8%
BP plc 294,386 1,849,726
Pharmaceuticals 0.7%
AstraZeneca plc, ADR 23,795 1,612,111
Specialty Retail 0.6%
JD Sports Fashion plc 752,959 1,276,617
Tobacco 1.5%
Imperial Brands plc 150,882 3,373,422
Wireless Telecommunication Services 1.2%
Vodafone Group plc 3,089,898 2,735,809
26,460,143
UNITED STATES 8.0%
Biotechnology 0.2%
Insmed , Inc. *(a) 14,890 403,965
Sage Therapeutics, Inc. * 4,428 82,981
486,946
Financial Services 1.3%
Burford Capital Ltd. 186,525 2,978,804
Food Products 0.6%
JBS SA 294,305 1,261,626
Oil, Gas & Consumable Fuels 1.3%
Diversified Energy Co. plc Reg.
S (a) 123,486 1,479,580
Energy Fuels, Inc. *(a) 241,493 1,518,991
2,998,571
Pharmaceuticals 4.6%
Jazz Pharmaceuticals plc * 24,453 2,944,630
Roche Holding AG 10,050 2,565,532
Sanofi SA 51,006 5,004,576
10,514,738
18,240,685
Total Common Stocks
(cost $174,531,277) 224,038,553

NVIT Columbia Overseas Value Fund - March 31, 2024 (Unaudited) - Statement of Investments - 3
Exchange Traded Fund 1.1%
Shares Value ($)
UNITED STATES 1.1%
iShares MSCI EAFE Value ETF 48,368 2,631,219
Total Exchange Traded Fund
(cost $2,585,823) 2,631,219
Repurchase Agreements 6.3%
Principal
Amount ($)
Bank of America NA, 5.33%,
dated 3/28/2024, due
4/1/2024, repurchase price
$1,000,593, collateralized
by U.S. Government Agency
Securities, ranging from
3.50% - 4.00%, maturing
4/1/2042 - 8/1/2045; total
market value $1,020,000.(c) 1,000,000 1,000,000
BofA Securities, Inc., 5.33%,
dated 3/28/2024, due
4/1/2024, repurchase price
$1,500,889, collateralized
by U.S. Government Agency
Securities, ranging from
3.50% - 6.04%, maturing
2/25/2028 - 10/20/2069; total
market value $1,530,000.(c) 1,500,000 1 ,500,000
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024, due
4/1/2024, repurchase price
$6,697,459, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.85% -
39.76%, maturing 8/1/2024
- 2/20/2074; total market value
$6,827,364.(c) 6,693,494 6,693,494
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024, due
4/1/2024, repurchase price
$1,200,711, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.85% -
39.76%, maturing 8/1/2024
- 2/20/2074; total market value
$1,224,000.(c) 1,200,000 1,200,000
Pershing LLC, 5.33%, dated
3/28/2024, due 4/1/2024,
repurchase price $3,001,777,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
5/2/2024 - 12/20/2066; total
market value $3,060,001.(c) 3,000,000 3,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital Markets,
5.34%, dated 3/28/2024, due
4/1/2024, repurchase price
$1,000,594, collateralized
by U.S. Government Agency
Securities, ranging from
0.01% - 6.50%, maturing
8/25/2024 - 11/20/2069; total
market value $1,020,151.(c) 1,000,0 00 1,000,000
Total Repurchase Agreements
(cost $14,393,494) 14,393,494
Total Investments
(cost $191,510,594) — 105.1% 241,063,266
Liabilities in excess of other assets — (5.1)% (11,765,776)
NET ASSETS — 100.0%
$ 229,297,490

4 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Columbia Overseas Value Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $24,698,356, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $14,393,494 and by $11,664,069 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 6.25%, and maturity
dates ranging from 4/2/2024 – 11/15/2053, a total value of
$26,057,563.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $5,454,666 which represents 2.38% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $14,393,494.
ADR American Depositary Receipt
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT Columbia Overseas Value Fund - March 31, 2024 (Unaudited) - Statement of Investments - 5
Forward Foreign Currency Contracts outstanding as of March 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 7,451,103 CAD 10,023,000 Citibank NA 5/13/2024 47,148
USD 1,815,465 ILS 6,574,000 HSBC Bank USA, N.A. 5/13/2024 24,524
USD 5,412,360 JPY 793,111,000 Barclays Bank plc 5/13/2024 139,407
USD 1,346,385 KRW 1,775,208,000 Goldman Sachs International
**
5/13/2024 24,733
USD 2,482,116 SGD 3,298,000 HSBC Bank USA, N.A. 5/13/2024 34,922
Total unrealized appreciation 270,734
AUD 18,724,000 USD 12,427,119 UBS AG Stamford Branch 5/13/2024 (211,126)
CHF 4,326,000 USD 4,945,385 Barclays Bank plc 5/13/2024 (126,539)
DKK 6,134,000 USD 901,331 State Street Bank and Trust Co. 5/13/2024 (12,283)
EUR 4,527,000 USD 4,964,888 Citibank NA 5/13/2024 (72,879)
NZD 733,000 USD 452,085 UBS AG Stamford Branch 5/13/2024 (14,132)
SEK 43,724,000 USD 4,277,784 Morgan Stanley Co., Inc. 5/13/2024 (186,084)
Total unrealized depreciation (623,043)
Net unrealized depreciation (352,309)
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
DKK Danish krone
EUR Euro
ILS Israeli shekel
JPY Japanese yen
KRW South Korean won
NZD New Zealand dollar
SEK Swedish krona
SGD Singapore dollar
USD United States dollar

6 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Columbia Overseas Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Columbia Overseas Value Fund - March 31, 2024 (Unaudited) - Statement of Investments - 7
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobiles $ – $ 4,624,377 $ – $ 4,624,377
Banks – 34,338,430 – 34,338,430
Biotechnology 527,844 – – 527,844
Broadline Retail – 283,322 – 283,322
Building Products – 1,801,657 – 1,801,657
Capital Markets – 4,119,127 – 4,119,127
Chemicals 1,615,663 – – 1,615,663
Commercial Services & Supplies – 3,575,936 – 3,575,936
Construction & Engineering – 4,073,230 – 4,073,230
Consumer Staples Distribution & Retail – 8,545,200 – 8,545,200
Containers & Packaging – 1,128,262 – 1,128,262
Diversified Telecommunication Services 2,218,442 3,560,568 – 5,779,010
Electronic Equipment, Instruments &
Components – 9,325,498 – 9,325,498
Energy Equipment & Services – 313,914 – 313,914
Financial Services 2,978,804 4,737,068 – 7,715,872
Food Products 1,261,626 5,362,540 – 6,624,166
Health Care Providers & Services – 1,288,166 – 1,288,166
Hotels, Restaurants & Leisure – 1,077,583 – 1,077,583
Household Durables – 314,830 – 314,830
Industrial Conglomerates – 4,105,132 – 4,105,132
Insurance – 17,155,562 – 17,155,562
Leisure Products – 3,830,030 – 3,830,030
Machinery – 3,343,091 – 3,343,091
Media – 1,688,305 – 1,688,305
Metals & Mining 3,239,464 4,591,893 – 7,831,357
Multi-Utilities – 8,216,382 – 8,216,382
Oil, Gas & Consumable Fuels 8,391,727 22,841,142 – 31,232,869
Paper & Forest Products – 4,145,533 – 4,145,533
Pharmaceuticals 4,556,741 16,807,113 – 21,363,854
Software 4,622,458 – – 4,622,458
Specialty Retail – 5,205,235 – 5,205,235
Textiles, Apparel & Luxury Goods – 1,051,515 – 1,051,515
Tobacco – 3,373,422 – 3,373,422
Trading Companies & Distributors – 6,025,394 – 6,025,394
Water Utilities – 1,040,518 – 1,040,518
Wireless Telecommunication Services – 2,735,809 – 2,735,809
Total Common Stocks $ 29,412,769 $ 194,625,784 $ – $ 224,038,553
Exchange Traded Fund 2,631,219 – – 2,631,219
Forward Foreign Currency Contracts – 270,734 – 270,734
Repurchase Agreements – 14,393,494 – 14,393,494
Total Assets $ 32,043,988 $ 209,290,012 $ – $ 241,334,000
Liabilities:
Forward Foreign Currency Contracts $ – $ (623,043) $ – $ (623,043)
Total Liabilities $ – $ (623,043) $ – $ (623,043)
Total $ 32,043,988 $ 208,666,969 $ – $ 240,710,957
As of March 31, 2024, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

8 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Columbia Overseas Value Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2024. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of March 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of March 31, 2024:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 270,734
Total $ 270,734
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (623,043)
Total $ (623,043)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Emerging Markets Fund - March 31, 2024 (Unaudited) - Statement of Investments - 9
Common Stocks 98.6%
Shares Value ($)
BRAZIL 3.3%
Banks 1.9%
Banco Bradesco SA, ADR 293,080 838,209
Itau Unibanco Holding SA, ADR 267,023 1,850,469
2,688,678
Oil, Gas & Consumable Fuels 1.4%
Petroleo Brasileiro SA, ADR 141,993 2,159,714
4,848,392
CHILE 0.6%
Banks 0.6%
Banco Santander Chile 18,488,046 920,845
CHINA 21.1%
Automobiles 0.8%
BYD Co. Ltd., Class A 42,200 1,220,353
Beverages 1.1%
Kweichow Moutai Co. Ltd., Class A 7,052 1,662,831
Broadline Retail 1.2%
Alibaba Group Holding Ltd. 199,469 1,800,170
Electrical Equipment 1.0%
NARI Technology Co. Ltd., Class A 448,765 1,498,637
Electronic Equipment, Instruments & Components 0.5%
Sunny Optical Technology Group
Co. Ltd. 150,200 768,204
Entertainment 0.8%
NetEase, Inc. 60,103 1,249,052
Health Care Equipment & Supplies 0.9%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A 35,100 1,360,911
Hotels, Restaurants & Leisure 1.9%
Trip.com Group Ltd., ADR * 63,700 2,795,793
Independent Power and Renewable Electricity Producers 1.7%
CGN Power Co. Ltd., Class A 1,987,100 1,093,898
China Yangtze Power Co. Ltd.,
Class A 423,800 1,457,103
2,551,001
Interactive Media & Services 3.7%
Tencent Holdings Ltd. 142,000 5,541,506
Metals & Mining 1.0%
Zijin Mining Group Co. Ltd., Class
A 671,100 1,503,169
Oil, Gas & Consumable Fuels 1.9%
PetroChina Co. Ltd., Class H 3,374,000 2,886,045
Passenger Airlines 0.9%
Spring Airlines Co. Ltd., Class A * 182,225 1,388,378
Real Estate Management & Development 0.9%
KE Holdings, Inc., ADR 93,500 1,283,755
Software 1.5%
Shanghai Baosight Software Co.
Ltd., Class A 408,069 2,175,769
Textiles, Apparel & Luxury Goods 1.3%
Shenzhou International Group
Holdings Ltd. 200,700 1,903,880
31,589,454
Common Stocks
Shares Value ($)
GREECE 1.9%
Hotels, Restaurants & Leisure 1.2%
OPAP SA 103,926 1,870,158
Industrial Conglomerates 0.7%
Mytilineos SA 25,793 995,375
2,865,533
HONG KONG 2.7%
Insurance 1.8%
AIA Group Ltd. 281,413 1,888,560
Prudential plc 77,258 726,729
2,615,289
Semiconductors & Semiconductor Equipment 0.9%
ASMPT Ltd. 107,700 1,355,459
3,970,748
INDIA 18.7%
Automobile Components 0.9%
Sona Blw Precision Forgings Ltd.
Reg. S (a) 151,106 1,279,468
Banks 4.6%
Axis Bank Ltd. 167,597 2,108,631
HDFC Bank Ltd. 168,966 2,939,587
HDFC Bank Ltd., ADR 33,023 1,848,297
6,896,515
Beverages 3.2%
Varun Beverages Ltd. 281,528 4,727,287
Construction & Engineering 1.5%
Larsen & Toubro Ltd. 49,685 2,242,828
Ground Transportation 1.0%
Container Corp. of India Ltd. 135,432 1,432,945
Health Care Providers & Services 3.2%
Entero Healthcare Solutions Ltd. * 79,497 941,211
Max Healthcare Institute Ltd. 386,677 3,803,582
4,744,793
Hotels, Restaurants & Leisure 0.6%
Juniper Hotels Ltd. * 141,672 879,138
Independent Power and Renewable Electricity Producers 1.0%
JSW Energy Ltd. 245,021 1,558,951
Personal Care Products 0.3%
Honasa Consumer Ltd. * 97,068 468,562
Wireless Telecommunication Services 2.4%
Bharti Airtel Ltd. 246,116 3,625,945
27,856,432
INDONESIA 4.1%
Banks 3.1%
Bank Central Asia Tbk. PT 3,267,515 2,076,509
Bank Rakyat Indonesia Persero
Tbk. PT 6,768,800 2,587,158
4,663,667
Diversified Telecommunication Services 1.0%
Telkom Indonesia Persero Tbk. PT 6,818,100 1,495,369
6,159,036
MALAYSIA 1.5%
Banks 1.5%
Public Bank Bhd. 2,450,400 2,182,343

10 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks
Shares Value ($)
MEXICO 1.8%
Consumer Staples Distribution & Retail 1.8%
Wal-Mart de Mexico SAB de CV 644,753 2,618,749
PHILIPPINES 0.9%
Hotels, Restaurants & Leisure 0.9%
Jollibee Foods Corp. 298,760 1,343,092
POLAND 2.0%
Banks 1.4%
Bank Polska Kasa Opieki SA 47,440 2,156,992
Textiles, Apparel & Luxury Goods 0.6%
LPP SA 231 884,595
3,041,587
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC
(Preference) ^∞ 533,346 0
TCS Group Holding plc, GDR Reg.
S *^∞ 24,424 0
0
Consumer Staples Distribution & Retail 0.0%
†
Magnit PJSC ^∞ 32,259 0
Interactive Media & Services 0.0%
†
Yandex NV, Class A *^∞ 33,418 0
Oil, Gas & Consumable Fuels 0.0%
†
Gazprom PJSC *^∞ 1,425,666 0
0
SOUTH AFRICA 1.0%
Financial Services 1.0%
FirstRand Ltd. 459,770 1,498,507
SOUTH KOREA 16.9%
Automobile Components 0.7%
Hyundai Mobis Co. Ltd. 5,740 1,115,325
Automobiles 2.6%
Hyundai Motor Co. 5,867 1,033,336
Hyundai Motor Co. (Preference) 9,311 1,084,756
Kia Corp. 21,079 1,753,837
3,871,929
Banks 1.5%
KB Financial Group, Inc. 43,355 2,255,255
Semiconductors & Semiconductor Equipment 3.5%
HPSP Co. Ltd. 24,845 991,398
SK Hynix, Inc. 31,309 4,160,873
5,152,271
Technology Hardware, Storage & Peripherals 8.6%
Samsung Electronics Co. Ltd. 162,517 9,730,677
Samsung Electronics Co. Ltd.
(Preference) 60,704 3,031,091
12,761,768
25,156,548
TAIWAN 18.7%
Communications Equipment 1.0%
Accton Technology Corp. 100,541 1,440,684
Electronic Equipment, Instruments & Components 3.2%
Delta Electronics, Inc. 114,000 1,221,401
Lotes Co. Ltd. 48,000 2,083,659
Unimicron Technology Corp. 236,000 1,403,249
4,708,309
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment 13.0%
Alchip Technologies Ltd. 14,000 1,385,021
eMemory Technology, Inc. 12,000 903,740
MediaTek, Inc. 60,000 2,179,636
Taiwan Semiconductor
Manufacturing Co. Ltd. 626,923 15,105,039
19,573,436
Technology Hardware, Storage & Peripherals 1.5%
Wiwynn Corp. 32,000 2,190,987
27,913,416
THAILAND 3.4%
Banks 0.9%
SCB X PCL 409,200 1,279,518
Hotels, Restaurants & Leisure 1.0%
Minor International PCL 1,723,200 1,546,689
Oil, Gas & Consumable Fuels 1.5%
PTT Exploration & Production PCL 528,075 2,170,914
4,997,121
Total Common Stocks
(cost $129,128,592) 146,961,803
Total Investments
(cost $129,128,592) — 98.6% 146,961,803
Other assets in excess of liabilities — 1.4% 2,145,151
NET ASSETS — 100.0%
$ 149,106,954
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $1,279,468 which represents 0.86% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT Emerging Markets Fund - March 31, 2024 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

12 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT Emerging Markets Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ – $ 2,394,793 $ – $ 2,394,793
Automobiles – 5,092,282 – 5,092,282
Banks 5,457,820 17,585,993 – 23,043,813
Beverages – 6,390,118 – 6,390,118
Broadline Retail – 1,800,170 – 1,800,170
Communications Equipment – 1,440,684 – 1,440,684
Construction & Engineering – 2,242,828 – 2,242,828
Consumer Staples Distribution & Retail – 2,618,749 – 2,618,749
Diversified Telecommunication Services – 1,495,369 – 1,495,369
Electrical Equipment – 1,498,637 – 1,498,637
Electronic Equipment, Instruments &
Components – 5,476,513 – 5,476,513
Entertainment – 1,249,052 – 1,249,052
Financial Services – 1,498,507 – 1,498,507
Ground Transportation – 1,432,945 – 1,432,945
Health Care Equipment & Supplies – 1,360,911 – 1,360,911
Health Care Providers & Services 941,211 3,803,582 – 4,744,793
Hotels, Restaurants & Leisure 5,221,620 3,213,250 – 8,434,870
Independent Power and Renewable
Electricity Producers – 4,109,952 – 4,109,952
Industrial Conglomerates – 995,375 – 995,375
Insurance – 2,615,289 – 2,615,289
Interactive Media & Services – 5,541,506 – 5,541,506
Metals & Mining – 1,503,169 – 1,503,169
Oil, Gas & Consumable Fuels 4,330,628 2,886,045 – 7,216,673
Passenger Airlines – 1,388,378 – 1,388,378
Personal Care Products – 468,562 – 468,562
Real Estate Management & Development 1,283,755 – – 1,283,755
Semiconductors & Semiconductor
Equipment – 26,081,166 – 26,081,166
Software – 2,175,769 – 2,175,769
Technology Hardware, Storage &
Peripherals – 14,952,755 – 14,952,755
Textiles, Apparel & Luxury Goods – 2,788,475 – 2,788,475
Wireless Telecommunication Services – 3,625,945 – 3,625,945
Total $ 17,235,034 $ 129,726,769 $ – $ 146,961,803
As of March 31, 2024, the Fund held five common stock investments that were categorized as Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT International Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 13
Common Stocks 99.1%
Shares Value ($)
AUSTRALIA 4.3%
Commercial Services & Supplies 1.1%
Brambles Ltd. 99,367 1,047,735
Health Care Equipment & Supplies 0.4%
Cochlear Ltd. 1,699 373,723
Hotels, Restaurants & Leisure 0.8%
Aristocrat Leisure Ltd. 28,844 808,325
Metals & Mining 1.6%
BlueScope Steel Ltd. 19,018 295,926
Fortescue Ltd. 27,072 453,651
Northern Star Resources Ltd. 22,790 217,531
Perseus Mining Ltd. (a) 252,363 357,494
Ramelius Resources Ltd. 103,337 126,706
Westgold Resources Ltd. 72,139 124,224
1,575,532
Passenger Airlines 0.3%
Qantas Airways Ltd. * 78,931 280,633
Specialty Retail 0.1%
Cettire Ltd. * 29,967 79,104
4,165,052
AUSTRIA 0.2%
Banks 0.2%
Raiffeisen Bank International AG 11,229 224,256
BELGIUM 0.3%
Consumer Staples Distribution & Retail 0.3%
Etablissements Franz Colruyt NV 6,077 280,275
BRAZIL 1.4%
Metals & Mining 0.1%
Vale SA 6,500 78,836
Oil, Gas & Consumable Fuels 1.1%
Petroleo Brasileiro SA (Preference) 144,900 1,079,369
Passenger Airlines 0.1%
Azul SA (Preference) * 32,400 84,240
Water Utilities 0.1%
Cia De Sanena Do Parana * 19,200 99,648
1,342,093
CANADA 7.7%
Broadline Retail 1.2%
Dollarama, Inc. 15,582 1,187,041
Capital Markets 0.4%
Brookfield Corp., Class A 8,495 355,466
Consumer Staples Distribution & Retail 0.2%
Metro, Inc., Class A 2,729 146,508
Insurance 2.2%
Fairfax Financial Holdings Ltd. 531 572,377
Manulife Financial Corp. 68,461 1,709,819
2,282,196
IT Services 1.3%
CGI, Inc. * 9,047 998,105
Shopify, Inc., Class A * 3,717 286,757
1,284,862
Metals & Mining 0.4%
Kinross Gold Corp. 16,134 98,980
Torex Gold Resources, Inc. * 20,092 295,770
394,750
Common Stocks
Shares Value ($)
CANADA
Oil, Gas & Consumable Fuels 0.1%
Vermilion Energy, Inc. (a) 5,733 71,274
Passenger Airlines 0.2%
Air Canada * 12,376 179,169
Software 1.7%
Constellation Software, Inc. 630 1,720,867
7,622,133
CHINA 7.7%
Automobiles 0.2%
BYD Co. Ltd., Class H 8,500 217,310
Banks 0.6%
Bank of China Ltd., Class H 850,000 351,097
China Construction Bank Corp.,
Class H 305,000 184,102
China Merchants Bank Co. Ltd.,
Class H 16,500 65,349
600,548
Broadline Retail 1.8%
Alibaba Group Holding Ltd. 84,100 758,987
Alibaba Group Holding Ltd., ADR 2,708 195,951
JD.com, Inc., Class A 32,307 439,513
PDD Holdings, Inc., ADR * 2,288 265,980
Vipshop Holdings Ltd., ADR 12,965 214,571
1,875,002
Communications Equipment 0.1%
BYD Electronic International Co.
Ltd. 17,500 64,623
Diversified Consumer Services 0.1%
New Oriental Education &
Technology Group, Inc., ADR * 1,255 108,959
Electronic Equipment, Instruments & Components 0.0%
†
Sunny Optical Technology Group
Co. Ltd. 9,200 47,054
Entertainment 1.0%
NetEase, Inc. 36,500 758,538
Tencent Music Entertainment
Group, ADR * 21,871 244,736
1,003,274
Gas Utilities 0.2%
Beijing Enterprises Holdings Ltd. 23,500 68,203
Kunlun Energy Co. Ltd. 102,000 85,169
153,372
Health Care Providers & Services 0.1%
Sinopharm Group Co. Ltd., Class
H 24,800 63,613
Hotels, Restaurants & Leisure 0.4%
Haidilao International Holding Ltd.
Reg. S (b) 110,000 248,784
Meituan, Class B Reg. S *(b) 12,600 155,652
404,436
Household Durables 0.1%
Hisense Home Appliances Group
Co. Ltd. 34,000 105,881
Independent Power and Renewable Electricity Producers 0.5%
China Longyuan Power Group
Corp. Ltd., Class H 680,000 478,623

14 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Insurance 0.1%
PICC Property & Casualty Co.
Ltd., Class H 70,000 92,302
Interactive Media & Services 1.4%
Baidu, Inc., ADR *(a) 1,970 207,402
Kuaishou Technology Reg. S *(b) 11,600 72,825
Meitu, Inc. Reg. S *(b) 165,000 69,273
Tencent Holdings Ltd. 25,100 979,519
1,329,019
Oil, Gas & Consumable Fuels 0.4%
PetroChina Co. Ltd., Class H 412,000 352,416
Pharmaceuticals 0.2%
CSPC Pharmaceutical Group Ltd. 259,200 204,210
Real Estate Management & Development 0.1%
China Overseas Property Holdings
Ltd. 85,000 47,115
KE Holdings, Inc., ADR (a) 5,603 76,929
124,044
Technology Hardware, Storage & Peripherals 0.4%
Xiaomi Corp., Class B Reg. S *(b) 177,000 366,963
7,591,649
COLOMBIA 0.1%
Banks 0.1%
Bancolombia SA, ADR 2,242 76,721
DENMARK 3.6%
Marine Transportation 0.0%
†
AP Moller - Maersk A/S, Class B 37 48,108
Pharmaceuticals 3.3%
Novo Nordisk A/S, Class B 24,178 3,097,103
Textiles, Apparel & Luxury Goods 0.3%
Pandora A/S 1,925 310,934
3,456,145
FINLAND 0.5%
Banks 0.5%
Nordea Bank Abp 45,871 518,332
FRANCE 6.2%
Banks 1.3%
BNP Paribas SA 13,227 941,342
Societe Generale SA 11,579 311,527
1,252,869
Building Products 0.2%
Cie de Saint-Gobain SA 2,832 219,610
Construction & Engineering 1.8%
Vinci SA 13,143 1,683,459
Containers & Packaging 0.3%
Verallia SA Reg. S (b) 7,786 302,584
Financial Services 0.6%
Eurazeo SE 6,386 559,408
Hotels, Restaurants & Leisure 0.5%
La Francaise des Jeux SAEM
Reg. S (b) 11,788 480,475
IT Services 0.5%
Capgemini SE 1,911 440,663
Oil, Gas & Consumable Fuels 0.2%
TotalEnergies SE 2,730 187,715
Common Stocks
Shares Value ($)
FRANCE
Professional Services 0.3%
Teleperformance SE 3,178 308,170
Retail REITs 0.4%
Unibail-Rodamco-Westfield * 5,068 407,128
Software 0.1%
Dassault Systemes SE 3,124 138,178
5,980,259
GERMANY 4.9%
Automobiles 1.5%
Bayerische Motoren Werke AG 12,938 1,492,802
Capital Markets 0.8%
Deutsche Bank AG (Registered) 51,026 802,597
Electrical Equipment 0.2%
Siemens Energy AG * 12,587 230,928
Hotels, Restaurants & Leisure 0.2%
TUI AG * 17,994 148,212
Machinery 0.1%
Rational AG 78 67,224
Semiconductors & Semiconductor Equipment 1.8%
Infineon Technologies AG 49,909 1,696,693
Software 0.3%
SAP SE 1,462 284,641
4,723,097
GREECE 0.4%
Banks 0.4%
National Bank of Greece SA * 26,561 207,948
Piraeus Financial Holdings SA * 33,302 139,178
347,126
HONG KONG 1.3%
Food Products 0.3%
WH Group Ltd. Reg. S (b) 403,000 265,957
Oil, Gas & Consumable Fuels 0.1%
United Energy Group Ltd. (a) 846,000 60,544
Real Estate Management & Development 0.4%
Swire Pacific Ltd., Class A 44,500 366,432
Retail REITs 0.5%
Link REIT 141,600 609,922
1,302,855
INDIA 4.5%
Aerospace & Defense 0.3%
Hindustan Aeronautics Ltd. Reg. S 6,269 251,056
Banks 1.5%
Bank of Baroda 54,229 171,758
State Bank of India 142,629 1,290,376
1,462,134
Financial Services 0.1%
LIC Housing Finance Ltd. 16,772 122,906
Independent Power and Renewable Electricity Producers 0.1%
PTC India Ltd. 38,906 86,797
Insurance 0.6%
Life Insurance Corp. of India 53,387 589,284
IT Services 0.3%
HCL Technologies Ltd. 17,902 331,459

NVIT International Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
INDIA
Metals & Mining 0.1%
NMDC Steel Ltd. * 167,036 109,602
Oil, Gas & Consumable Fuels 0.3%
Chennai Petroleum Corp. Ltd. 9,119 99,170
Reliance Industries Ltd. 5,397 192,825
291,995
Pharmaceuticals 1.2%
Cipla Ltd. 6,213 111,504
Dr Reddy's Laboratories Ltd. 14,229 1,051,581
1,163,085
4,408,318
INDONESIA 0.8%
Banks 0.7%
Bank Mandiri Persero Tbk. PT 1,276,800 584,529
Bank Rakyat Indonesia Persero
Tbk. PT 259,900 99,338
683,867
Food Products 0.1%
First Resources Ltd. 57,200 58,046
741,913
IRELAND 0.5%
Trading Companies & Distributors 0.5%
AerCap Holdings NV * 5,106 443,762
ISRAEL 0.1%
Software 0.1%
Check Point Software
Technologies Ltd. * 648 106,278
ITALY 2.9%
Automobiles 1.4%
Ferrari NV 3,165 1,379,483
Banks 1.3%
UniCredit SpA 32,138 1,219,590
Construction Materials 0.1%
Buzzi SpA 2,923 114,787
Diversified Telecommunication Services 0.1%
Telecom Italia SpA *(a) 548,762 132,843
2,846,703
JAPAN 15.1%
Automobiles 2.2%
Honda Motor Co. Ltd. 72,700 899,150
Subaru Corp. (a) 8,500 193,460
Toyota Motor Corp. 44,800 1,126,099
2,218,709
Banks 1.9%
Hachijuni Bank Ltd. (The) 14,300 96,456
Hyakugo Bank Ltd. (The) 23,500 99,496
Japan Post Bank Co. Ltd. 5,400 58,109
Mizuho Financial Group, Inc. 75,000 1,483,959
Tokyo Kiraboshi Financial Group,
Inc. 3,900 120,868
1,858,888
Beverages 0.1%
Takara Holdings, Inc. (a) 9,700 69,761
Capital Markets 0.6%
Daiwa Securities Group, Inc. (a) 72,500 551,741
Chemicals 0.5%
Kansai Paint Co. Ltd. (a) 22,800 326,611
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Shin-Etsu Chemical Co. Ltd. 4,300 188,666
515,277
Electrical Equipment 1.1%
GS Yuasa Corp. 5,300 110,212
Nidec Corp. 24,200 998,933
1,109,145
Entertainment 0.1%
Anycolor, Inc. *(a) 4,100 70,253
Financial Services 0.4%
ORIX Corp. 19,200 419,794
Ground Transportation 0.1%
East Japan Railway Co. 4,500 86,278
Household Durables 1.6%
Panasonic Holdings Corp. 164,600 1,570,382
Insurance 1.6%
Japan Post Holdings Co. Ltd. 157,200 1,582,396
Leisure Products 0.4%
Bandai Namco Holdings, Inc. (a) 2,600 48,135
Sankyo Co. Ltd. (a) 27,000 294,785
Sega Sammy Holdings, Inc. (a) 5,600 69,256
412,176
Machinery 0.4%
NGK Insulators Ltd. 24,200 324,923
NSK Ltd. (a) 15,000 85,493
410,416
Media 0.1%
SKY Perfect JSAT Holdings, Inc.
(a) 8,900 60,736
Passenger Airlines 0.2%
ANA Holdings, Inc. (a) 9,700 202,532
Pharmaceuticals 1.7%
Chugai Pharmaceutical Co. Ltd. 14,300 546,563
Ono Pharmaceutical Co. Ltd. (a) 26,900 440,882
Otsuka Holdings Co. Ltd. 15,500 642,822
1,630,267
Real Estate Management & Development 0.2%
Tokyu Fudosan Holdings Corp. 21,200 171,334
Semiconductors & Semiconductor Equipment 0.2%
Tokyo Electron Ltd. 600 157,350
Tobacco 1.3%
Japan Tobacco, Inc. 48,400 1,290,237
Trading Companies & Distributors 0.1%
Mitsui & Co. Ltd. 1,900 88,773
Wireless Telecommunication Services 0.3%
SoftBank Corp. 24,000 308,222
14,784,667
MALAYSIA 0.1%
Construction & Engineering 0.1%
IJM Corp. Bhd. 209,100 107,050
MEXICO 0.8%
Beverages 0.5%
Arca Continental SAB de CV (a) 17,500 190,996
Coca-Cola Femsa SAB de CV,
ADR 2,962 287,906
478,902

16 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
MEXICO
Diversified REITs 0.1%
Fibra Uno Administracion SA de
CV 62,000 102,958
Household Products 0.2%
Kimberly-Clark de Mexico SAB de
CV, Class A 74,300 179,082
760,942
NETHERLANDS 4.9%
Financial Services 0.1%
EXOR NV 905 100,579
Insurance 0.1%
NN Group NV 1,449 67,025
Oil, Gas & Consumable Fuels 0.6%
Shell plc 18,216 604,380
Professional Services 1.4%
Wolters Kluwer NV 8,406 1,316,452
Semiconductors & Semiconductor Equipment 2.7%
ASML Holding NV 2,763 2,652,709
4,741,145
PHILIPPINES 0.3%
Transportation Infrastructure 0.3%
International Container Terminal
Services, Inc. 43,480 249,536
POLAND 0.3%
Oil, Gas & Consumable Fuels 0.3%
ORLEN SA 16,341 266,065
PORTUGAL 0.3%
Construction & Engineering 0.2%
Mota-Engil SGPS SA 38,346 199,031
Consumer Staples Distribution & Retail 0.1%
Jeronimo Martins SGPS SA 3,533 70,100
269,131
SAUDI ARABIA 0.5%
Electrical Equipment 0.1%
Riyadh Cables Group Co. 3,586 96,583
Health Care Providers & Services 0.1%
Saudi Chemical Co. Holding 74,731 139,609
IT Services 0.3%
Arabian Internet &
Communications Services Co. 1,946 196,244
Elm Co. 371 94,865
291,109
527,301
SINGAPORE 1.6%
Multi-Utilities 0.1%
Sembcorp Industries Ltd. 36,200 144,818
Passenger Airlines 0.5%
Singapore Airlines Ltd. 95,000 450,808
Semiconductors & Semiconductor Equipment 1.0%
STMicroelectronics NV 23,304 1,003,150
1,598,776
Common Stocks
Shares Value ($)
SOUTH AFRICA 0.7%
Insurance 0.1%
Momentum Metropolitan Holdings 71,468 76,758
Metals & Mining 0.5%
Gold Fields Ltd., ADR (a) 14,441 229,467
Harmony Gold Mining Co. Ltd.,
ADR 29,102 237,764
467,231
Paper & Forest Products 0.1%
Sappi Ltd. 39,319 104,308
648,297
SOUTH KOREA 3.7%
Automobiles 1.1%
Kia Corp. 13,061 1,086,715
Banks 0.2%
KB Financial Group, Inc. 4,246 220,870
Insurance 0.3%
DB Insurance Co. Ltd. 2,865 205,246
Samsung Life Insurance Co. Ltd. 1,214 86,138
291,384
Machinery 0.5%
Doosan Bobcat, Inc. 9,896 397,109
Hyundai Rotem Co. Ltd. 2,974 76,006
473,115
Pharmaceuticals 0.1%
Hanmi Pharm Co. Ltd. 373 94,771
Technology Hardware, Storage & Peripherals 1.5%
Samsung Electronics Co. Ltd. 23,082 1,382,032
3,548,887
SPAIN 1.0%
Banks 0.7%
Banco Bilbao Vizcaya Argentaria
SA (a) 29,363 349,803
Banco Santander SA 62,283 304,328
654,131
Electric Utilities 0.3%
Acciona SA 2,401 292,363
946,494
SWEDEN 1.3%
Hotels, Restaurants & Leisure 0.2%
Betsson AB, Class B * 22,018 217,687
Interactive Media & Services 0.1%
Hemnet Group AB 2,969 90,818
Machinery 0.3%
SKF AB, Class B (a) 8,149 166,101
Volvo AB, Class B (a) 5,879 159,221
325,322
Metals & Mining 0.1%
Boliden AB (a) 4,798 132,926
Real Estate Management & Development 0.6%
Fastighets AB Balder, Class B *(a) 71,240 522,523
1,289,276
SWITZERLAND 3.5%
Capital Markets 0.2%
UBS Group AG (Registered) 6,965 214,061

NVIT International Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
SWITZERLAND
Chemicals 0.7%
Givaudan SA (Registered) 151 674,674
Electrical Equipment 1.7%
ABB Ltd. (Registered) 35,880 1,665,287
Technology Hardware, Storage & Peripherals 0.9%
Logitech International SA
(Registered) 9,456 846,188
3,400,210
TAIWAN 5.3%
Communications Equipment 0.2%
Accton Technology Corp. 16,000 229,269
Electrical Equipment 0.2%
Fortune Electric Co. Ltd. 7,000 146,584
Electronic Equipment, Instruments & Components 1.3%
Delta Electronics, Inc. 80,000 857,124
Hon Hai Precision Industry Co.
Ltd. 78,000 379,012
1,236,136
Entertainment 0.4%
International Games System Co.
Ltd. 10,000 351,578
Personal Care Products 0.2%
Grape King Bio Ltd. 30,000 151,410
Semiconductors & Semiconductor Equipment 2.6%
MediaTek, Inc. 30,000 1,089,818
Taiwan Semiconductor
Manufacturing Co. Ltd. 63,000 1,517,917
2,607,735
Technology Hardware, Storage & Peripherals 0.4%
Asia Vital Components Co. Ltd. 9,000 152,860
Chicony Electronics Co. Ltd. 25,000 173,142
Wiwynn Corp. 1,000 68,468
394,470
5,117,182
THAILAND 0.4%
Health Care Providers & Services 0.3%
Bumrungrad Hospital PCL 48,200 294,685
Oil, Gas & Consumable Fuels 0.1%
PTT Exploration & Production PCL 20,300 83,453
378,138
TURKEY 0.4%
Banks 0.2%
Turkiye Garanti Bankasi A/S 41,460 91,689
Turkiye Is Bankasi A/S, Class C 272,376 94,679
186,368
Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S 75,828 160,356
346,724
UNITED ARAB EMIRATES 0.4%
Real Estate Management & Development 0.4%
Emaar Properties PJSC 172,065 381,772
UNITED KINGDOM 6.6%
Aerospace & Defense 0.9%
BAE Systems plc 15,146 257,982
Rolls-Royce Holdings plc * 109,269 587,630
845,612
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks 2.6%
Barclays plc 361,838 840,825
HSBC Holdings plc 41,122 321,430
NatWest Group plc 115,014 385,175
Standard Chartered plc 87,552 741,944
Virgin Money UK plc 77,506 209,733
2,499,107
Beverages 0.1%
Britvic plc 5,219 54,098
Capital Markets 0.7%
3i Group plc 10,808 382,861
IG Group Holdings plc 10,657 98,136
Investec plc 19,253 128,995
Man Group plc 20,936 70,757
680,749
Commercial Services & Supplies 0.2%
Johnson Service Group plc 110,000 182,383
Consumer Staples Distribution & Retail 0.6%
J Sainsbury plc 24,748 84,575
Marks & Spencer Group plc 85,587 286,854
Tesco plc 67,402 252,225
623,654
Hotels, Restaurants & Leisure 0.1%
Compass Group plc 4,940 144,777
Marine Transportation 0.1%
Global Ship Lease, Inc., Class A 4,573 92,832
Oil, Gas & Consumable Fuels 0.1%
BP plc 18,716 117,599
Passenger Airlines 0.5%
International Consolidated Airlines
Group SA * 227,025 507,087
Pharmaceuticals 0.2%
AstraZeneca plc, ADR 2,744 185,906
Professional Services 0.3%
RELX plc 5,837 252,211
Software 0.1%
Darktrace plc * 20,333 112,045
Wireless Telecommunication Services 0.1%
Vodafone Group plc 154,426 136,729
6,434,789
UNITED STATES 4.5%
Automobiles 0.4%
Stellantis NV (a) 14,271 404,933
Pharmaceuticals 3.7%
GSK plc 105,282 2,261,137
Roche Holding AG 5,057 1,290,935
3,552,072
Professional Services 0.4%
Experian plc 8,907 388,844
4,345,849
Total Common Stocks
(cost $78,237,342) 96,319,198

18 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Equity Fund
Warrants 0.0%
†
Number of
Warrants Value ($)
CANADA 0.0%
†
Software 0.0%
†
Constellation Software, Inc.,
expiring at an exercise price of
$11.50 on 03/31/40*^∞ 723 0
Total Warrants
(cost $0) 0
Repurchase Agreement 3.0%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024, due
4/1/2024, repurchase price
$2,894,615, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.85% -
39.76%, maturing 8/1/2024
- 2/20/2074; total market value
$2,950,759.(c) 2,892,901 2,892,901
Total Repurchase Agreement
(cost $2,892,901) 2,892,901
Total Investments
(cost $81,130,243) — 102.1% 99,212,099
Liabilities in excess of other assets — (2.1)% (2,011,496)
NET ASSETS — 100.0%
$ 97,200,603
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $4,497,806, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $2,892,901 and by $1,867,884 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from 4/2/2024 – 2/15/2054, a total value of $4,760,785.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $1,962,513 which represents 2.02% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $2,892,901.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

20 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT International Equity Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,096,668 $ – $ 1,096,668
Automobiles 1,379,483 5,420,469 – 6,799,952
Banks 1,296,311 10,508,496 – 11,804,807
Beverages 287,906 314,855 – 602,761
Broadline Retail 1,863,543 1,198,500 – 3,062,043
Building Products – 219,610 – 219,610
Capital Markets 355,466 2,249,148 – 2,604,614
Chemicals – 1,189,951 – 1,189,951
Commercial Services & Supplies – 1,230,118 – 1,230,118
Communications Equipment – 293,892 – 293,892
Construction & Engineering – 1,989,540 – 1,989,540
Construction Materials 114,787 – – 114,787
Consumer Staples Distribution & Retail 146,508 974,029 – 1,120,537
Containers & Packaging – 302,584 – 302,584
Diversified Consumer Services 108,959 – – 108,959
Diversified REITs – 102,958 – 102,958
Diversified Telecommunication Services – 132,843 – 132,843
Electric Utilities – 292,363 – 292,363
Electrical Equipment – 3,248,527 – 3,248,527
Electronic Equipment, Instruments &
Components – 1,283,190 – 1,283,190
Entertainment 244,736 1,180,369 – 1,425,105
Financial Services – 1,202,687 – 1,202,687
Food Products – 324,003 – 324,003
Gas Utilities – 153,372 – 153,372
Ground Transportation – 86,278 – 86,278
Health Care Equipment & Supplies – 373,723 – 373,723
Health Care Providers & Services – 497,907 – 497,907
Hotels, Restaurants & Leisure – 2,203,912 – 2,203,912
Household Durables – 1,676,263 – 1,676,263
Household Products – 179,082 – 179,082
Independent Power and Renewable
Electricity Producers – 565,420 – 565,420
Insurance 2,282,196 2,699,149 – 4,981,345
Interactive Media & Services 207,402 1,212,435 – 1,419,837
IT Services 1,284,862 1,063,231 – 2,348,093
Leisure Products – 412,176 – 412,176
Machinery – 1,276,077 – 1,276,077
Marine Transportation 92,832 48,108 – 140,940
Media – 60,736 – 60,736
Metals & Mining 940,817 1,818,060 – 2,758,877
Multi-Utilities – 144,818 – 144,818
Oil, Gas & Consumable Fuels 1,234,096 1,880,714 – 3,114,810
Paper & Forest Products – 104,308 – 104,308
Passenger Airlines 263,409 1,441,060 – 1,704,469
Personal Care Products – 151,410 – 151,410
Pharmaceuticals 185,906 9,741,508 – 9,927,414
Professional Services – 2,265,677 – 2,265,677
Real Estate Management & Development 76,929 1,489,176 – 1,566,105
Retail REITs – 1,017,050 – 1,017,050
Semiconductors & Semiconductor
Equipment – 8,117,637 – 8,117,637
Software 1,827,145 534,864 – 2,362,009
Specialty Retail – 79,104 – 79,104
Technology Hardware, Storage &
Peripherals – 2,989,653 – 2,989,653
Textiles, Apparel & Luxury Goods – 310,934 – 310,934
Tobacco – 1,290,237 – 1,290,237
Trading Companies & Distributors 443,762 88,773 – 532,535

NVIT International Equity Fund - March 31, 2024 (Unaudited) - Statement of Investments - 21
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Transportation Infrastructure $ – $ 249,536 $ – $ 249,536
Water Utilities 99,648 – – 99,648
Wireless Telecommunication Services – 605,307 – 605,307
Total Common Stocks $ 14,736,703 $ 81,582,495 $ – $ 96,319,198
Repurchase Agreement – 2,892,901 – 2,892,901
Warrants – – – –
Total $ 14,736,703 $ 84,475,396 $ – $ 99,212,099
As of March 31, 2024, the Fund held one warrant investment that was categorized as a Level 3 investment which was valued at
$0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT NS Partners International Focused Growth Fund
Common Stocks 99.6%
Shares Value ($)
AUSTRALIA 5.6%
Capital Markets 1.7%
Macquarie Group Ltd. 30,649 3,989,003
Industrial REITs 3.1%
Goodman Group 323,724 7,133,607
Metals & Mining 0.8%
Pilbara Minerals Ltd. (a) 718,320 1,800,287
12,922,897
DENMARK 6.2%
Pharmaceuticals 6.2%
Novo Nordisk A/S, Class B 111,538 14,287,563
FAROE ISLANDS 2.9%
Food Products 2.9%
Bakkafrost P/F 102,812 6,658,505
FRANCE 13.5%
Aerospace & Defense 3.0%
Airbus SE 37,502 6,917,472
Beverages 1.1%
Remy Cointreau SA 24,206 2,438,005
Chemicals 2.3%
Air Liquide SA 25,606 5,336,316
Diversified Telecommunication Services 1.4%
Orange SA 280,372 3,293,711
Insurance 1.5%
AXA SA 92,411 3,469,914
Textiles, Apparel & Luxury Goods 4.2%
Hermes International SCA 1,968 5,045,238
LVMH Moet Hennessy Louis
Vuitton SE 5,000 4,522,186
9,567,424
31,022,842
GERMANY 7.8%
Interactive Media & Services 1.3%
Scout24 SE Reg. S (b) 38,636 2,912,099
Life Sciences Tools & Services 1.2%
Sartorius AG (Preference) * 6,828 2,715,547
Personal Care Products 1.4%
Beiersdorf AG 22,496 3,275,309
Software 3.9%
SAP SE 46,699 9,091,976
17,994,931
HONG KONG 3.5%
Insurance 2.6%
AIA Group Ltd. 518,600 3,480,319
Prudential plc 255,514 2,403,499
5,883,818
Semiconductors & Semiconductor Equipment 0.9%
ASMPT Ltd. 170,000 2,139,536
8,023,354
JAPAN 19.8%
Chemicals 2.3%
Shin-Etsu Chemical Co. Ltd. 118,100 5,181,746
Electronic Equipment, Instruments & Components 2.4%
Keyence Corp. 12,000 5,579,992
Common Stocks
Shares Value ($)
JAPAN
Food Products 1.8%
Ajinomoto Co., Inc. (a) 113,800 4,247,988
Health Care Equipment & Supplies 4.9%
Hoya Corp. 46,000 5,758,370
Terumo Corp. (a) 286,800 5,256,867
11,015,237
Household Durables 2.4%
Sony Group Corp. 64,700 5,544,955
Professional Services 2.7%
Recruit Holdings Co. Ltd. 142,800 6,290,635
Semiconductors & Semiconductor Equipment 3.3%
Advantest Corp. (a) 69,600 3,110,365
Socionext, Inc. (a) 45,700 1,247,536
SUMCO Corp. 203,700 3,224,008
7,581,909
45,442,462
NETHERLANDS 11.2%
Entertainment 2.0%
Universal Music Group NV 150,516 4,525,827
Professional Services 2.0%
Wolters Kluwer NV 29,947 4,689,958
Semiconductors & Semiconductor Equipment 7.2%
ASM International NV 4,755 2,896,772
ASML Holding NV 11,896 11,421,147
BE Semiconductor Industries NV 14,283 2,180,749
16,498,668
25,714,453
NEW ZEALAND 1.5%
Software 1.5%
Xero Ltd. * 38,977 3,386,957
SOUTH KOREA 1.6%
Technology Hardware, Storage & Peripherals 1.6%
Samsung Electronics Co. Ltd.,
GDR Reg. S (b) 2,411 3,582,952
SPAIN 5.3%
Diversified Telecommunication Services 1.6%
Cellnex Telecom SA Reg. S (b) 103,833 3,671,435
Hotels, Restaurants & Leisure 2.0%
Amadeus IT Group SA 73,034 4,683,824
Specialty Retail 1.7%
Industria de Diseno Textil SA 77,572 3,906,280
12,261,539
SWITZERLAND 6.0%
Chemicals 2.0%
Sika AG (Registered) 15,144 4,509,217
Health Care Equipment & Supplies 1.2%
Straumann Holding AG
(Registered) 17,239 2,751,792
Life Sciences Tools & Services 2.8%
Lonza Group AG (Registered) 10,721 6,419,097
13,680,106
UNITED KINGDOM 5.0%
Household Durables 1.3%
Barratt Developments plc 480,694 2,890,882

NVIT NS Partners International Focused Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
UNITED KINGDOM
Industrial REITs 1.0%
Segro plc 208,100 2,370,469
Oil, Gas & Consumable Fuels 1.3%
BP plc 473,860 2,977,422
Trading Companies & Distributors 1.4%
Ashtead Group plc 44,078 3,133,113
11,371,886
UNITED STATES 9.7%
Biotechnology 2.5%
CSL Ltd. 30,905 5,808,679
Electrical Equipment 3.0%
Schneider Electric SE 30,293 6,850,225
Food Products 2.2%
Nestle SA (Registered) 47,748 5,069,903
Professional Services 2.0%
Experian plc 106,571 4,652,468
22,381,275
Total Common Stocks
(cost $183,058,686) 228,731,722
Repurchase Agreement 0.6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.33%, dated 3/28/2024, due
4/1/2024, repurchase price
$1,375,589, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.85% -
39.76%, maturing 8/1/2024
- 2/20/2074; total market value
$1,402,270.(c) 1,374,774 1,374,774
Total Repurchase Agreement
(cost $1,374,774) 1,374,774
Total Investments
(cost $184,433,460) — 100.2% 230,106,496
Liabilities in excess of other assets — (0.2)% (396,406)
NET ASSETS — 100.0%
$ 229,710,090
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
March 31, 2024. The total value of securities on loan as of
March 31, 2024 was $11,104,811, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,374,774 and by $15,092,555 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% – 4.63%, and maturity
dates ranging from 1/31/2025 – 11/15/2052, a total value of
$16,467,329.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of March 31, 2024
was $10,166,486 which represents 4.43% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of March 31, 2024 was $1,374,774.
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

24 - Statement of Investments - March 31, 2024 (Unaudited) - NVIT NS Partners International Focused Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT NS Partners International Focused Growth Fund - March 31, 2024 (Unaudited) - Statement of Investments - 25
The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2024. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ – $ 228,731,722 $ – $ 228,731,722
Repurchase Agreement – 1,374,774 – 1,374,774
Total $ – $ 230,106,496 $ – $ 230,106,496
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.